UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                     Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                     Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end:   September 30

Date of reporting period:   September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Annual Investment Adviser’s Report

September 30, 2018

(Unaudited)

Dear Shareholders,

Thank you for reviewing our annual report.

The report covers the period of 12 months, starting from October 1, 2017 until September 30, 2018. Within the report, we state the Fund’s performance, including a discussion on which holdings did well and which did not.

•	The Fund has returned +24.69%.

•	Our benchmark, the MSCI USA Index has returned +17.22% in the same period.

•	Fund Net Assets have grown to over $42 million (from $15 million at beginning of the period).

As of September 30, 2018, the Fund is invested in 65 U.S. equities. In terms of contributions, the top sectors (based on Fact Set industry classification, which may differ from the “Portfolio Holding Summary Table”) were Technology Services and Commercial Services. The Fund’s largest sector allocations are in the Technology Services sector (23.9% portfolio allocation), the Health Services sector (15.1% portfolio allocation), the Commercial Services sector (11.3% portfolio allocation) and the Health Technology sector (10.6% portfolio allocation). Stocks in these four sectors represent 60.9% of the Fund’s holdings.

As US equity markets were strong during the period, the Fund has tended to be fully invested into equity. Going forward, when US equity markets weaken, the Fund’s quantitative framework may withdraw from equity holdings and increase its cash holdings.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. Performance data current to the most recent month end may be obtained by calling (844) 567-2134.

ARABESQUE SYSTEMATIC USA FUND

Annual Investment Adviser’s Report (Concluded)

September 30, 2018

(Unaudited)

Thank you for your investment in the Fund. We value your ongoing confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dr Hans-Robert Arndt

Co-CIO, Head of Quantitative Research

This letter is intended to assist shareholders in understanding how the Fund performed during the year ended September 30, 2018 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and disclosed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

Equity Risk: Stock markets are volatile. The price of equity securities, including preferred stock and depository receipts, fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

2

ARABESQUE SYSTEMATIC USA FUND

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $50,000 (investment minimum) Investment in

Arabesque Systematic USA Fund’s Institutional Class vs. MSCI USA Index (Net Returns)

Average Annual Total Returns for the Period Ended September 30, 2018
	1 Year	Since Inception**
Institutional Class	24.69%	21.33%
MSCI USA Index (Net Returns)	17.22%	16.65%**

*	The Arabesque Systematic USA Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 567-2134. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, are 3.25% and 0.95%, respectively, of the Fund’s average daily net assets for Institutional Class shares. These ratios are stated in the current prospectus dated August 24, 2018 and may differ from the actual expenses incurred by the Fund for the period covered by this report. Arabesque Investment Management Ltd (“Arabesque” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class shares (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves

3

ARABESQUE SYSTEMATIC USA FUND

Annual Report

Performance Data (Concluded)

September 30, 2018

(Unaudited)

its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and/or expenses not been waived or reimbursed.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the performance of the MSCI USA Index (Net Returns). The MSCI USA Index (Net Returns) is a widely recognized index, designed to measure the performance of the large and mid-cap segments of the US market. With 625 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. You cannot invest directly into an index.

Mutual fund investing involves risks, including possible loss of principal.

4

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure

September 30, 2018

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from April 1, 2018 through September 30, 2018 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure (Concluded)

September 30, 2018

(Unaudited)

	Arabesque Systematic USA Fund
	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$1,154.70	$5.13
Hypothetical (5% return before expenses)	1,000.00	1,020.31	4.81

*

Expenses are equal to an annualized expense ratio for the six-month period ended September 30, 2018 of 0.95% for the Institutional Class of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of 15.47% for Institutional Class shares.

6

ARABESQUE SYSTEMATIC USA FUND

Portfolio Holdings Summary Table

September 30, 2018

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Consumer, Non-Cyclical	34.3%	$14,633,282
Technology	21.6	9,230,408
Consumer, Cyclical	15.3	6,505,328
Industrial	9.9	4,233,649
Financial	4.9	2,089,876
Energy	3.8	1,619,922
Communications	3.2	1,347,594
Materials	1.9	820,800
Utilities	1.2	502,800
Other Assets In Excess of Liabilities	3.9	1,669,684

NET ASSETS	100.0%	$42,653,343

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

September 30, 2018

	Number
	of Shares	Value
COMMON STOCKS — 96.1%
Communications — 3.2%
CDW Corp./De	9,200	$818,064
Imperva, Inc.*	11,400	529,530

		1,347,594

Consumer, Cyclical — 15.3%
Copart, Inc.*	11,700	602,901
Darden Restaurants, Inc.	7,500	833,925
Deckers Outdoor Corp.*	5,200	616,616
Five Below, Inc.*	6,500	845,390
Home Depot, Inc. (The)	2,360	488,874
McDonald’s Corp.	2,400	401,496
O’Reilly Automotive, Inc.*	2,380	826,622
PVH Corp.	3,200	462,080
Ross Stores, Inc.	5,700	564,870
TJX Cos, Inc. (The)	7,700	862,554

		6,505,328

Consumer, Non-cyclical — 34.3%
Abbott Laboratories	7,400	542,864
Align Technology, Inc.*	2,100	821,562
Amedisys, Inc.*	6,700	837,232
Baxter International, Inc.	9,200	709,228
Bright Horizons Family Solutions, Inc.*	5,100	600,984
Calavo Growers, Inc.	2,000	193,200
Chemed Corp.	2,400	766,992
Cintas Corp.	350	69,233
Edwards Lifesciences Corp.*	3,700	644,170
Eli Lilly & Co.	7,800	837,018
Encompass Health Corp.	9,900	771,705
Estee Lauder Cos, Inc. (The), Class A	4,400	639,408
FleetCor Technologies, Inc.*	3,250	740,480

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Humana, Inc.	2,350	$795,522
IDEXX Laboratories, Inc.*	3,000	748,980
Insperity, Inc.	6,400	754,880
IQVIA Holdings, Inc.*	6,100	791,414
PayPal Holdings, Inc.*	8,000	702,720
Quest Diagnostics, Inc.	1,700	183,447
Total System Services, Inc.	8,200	809,668
UnitedHealth Group, Inc.	2,950	784,818
WellCare Health Plans, Inc.*	2,770	887,757

		14,633,282

Energy — 3.8%
Chevron Corp.	1,650	201,762
ConocoPhillips	9,600	743,040
Marathon Oil Corp.	29,000	675,120

		1,619,922

Financial — 4.9%
Mastercard, Inc., Class A	3,000	667,830
Progressive Corp. (The)	5,500	390,720
Visa, Inc., Class A	4,900	735,441
Zions Bancorp. NA	5,900	295,885

		2,089,876

Industrial — 9.9%
Alarm.com Holdings, Inc.*	10,900	625,660
Exponent, Inc.	6,000	321,600
IDEX Corp.	5,400	813,564
Landstar System, Inc.	6,700	817,400
Masco Corp.	5,400	197,640
Nordson Corp.	1,900	263,910
Old Dominion Freight Line, Inc.	5,050	814,363

The accompanying notes are an integral part of the financial statements.

8

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Waste Management, Inc.	4,200	$379,512

		4,233,649

Materials — 1.9%
Celanese Corp.	7,200	820,800

Technology — 21.6%
Adobe, Inc.*	3,000	809,850
Fortinet, Inc.*	10,500	968,835
HubSpot, Inc.*	5,600	845,320
Intuit, Inc.	3,250	739,050
Microchip Technology, Inc.	4,100	323,531
Microsoft Corp.	4,600	526,102
MSCI, Inc.	3,300	585,453
NVIDIA Corp.	2,500	702,550
Pure Storage, Inc., Class A*	22,000	570,900
salesforce.com, Inc.*	5,300	842,859
ServiceNow, Inc.*	3,700	723,831
Silicon Laboratories, Inc.*	4,000	367,200
Ultimate Software Group, Inc. (The)*	1,200	386,628
Veeva Systems, Inc., Class A*	7,700	838,299

		9,230,408

Utilities — 1.2%
NextEra Energy, Inc.	3,000	502,800

TOTAL COMMON STOCKS (Cost $35,262,900)		40,983,659

Value
TOTAL INVESTMENTS - 96.1% (Cost $35,262,900)	$40,983,659
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%	1,669,684

NET ASSETS - 100.0%	$42,653,343

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

9

ARABESQUE SYSTEMATIC USA FUND

Statement of Assets and Liabilities

September 30, 2018

Assets
Investments, at value (Cost $35,262,900)	$40,983,659
Cash	1,275,867
Receivable for investments sold	549,880
Receivable for capital shares sold	578,244
Dividends receivable	8,559
Receivable from Investment Adviser	2,352
Prepaid expenses and other assets	28,707

Total assets	43,427,268

Liabilities
Payable for investments purchased	672,869
Payable for capital shares redeemed	57,358
Payable for audit fees	17,142
Payable for administration and accounting fees	12,558
Payable for printing fees	5,000
Payable for transfer agent fees	4,845
Payable for custodian fees	1,924
Accrued expenses	2,229

Total liabilities	773,925

Net Assets	$42,653,343

Net Assets Consisted of:
Capital stock, $0.01 par value	$32,452
Paid-in capital	35,932,739
Accumulated net realized gain from investments	967,393
Net unrealized appreciation on investments	5,720,759

Net Assets	$42,653,343

Institutional Class:
Shares outstanding	3,245,238

Net asset value, offering and redemption price per share ($42,653,343 / 3,245,238 shares)	$13.14

The accompanying notes are an integral part of the financial statements.

10

ARABESQUE SYSTEMATIC USA FUND

Statement of Operations

For the Year Ended September 30, 2018

Investment Income
Dividends	$202,154

Total investment income	202,154

Expenses
Advisory fees (Note 2)	203,793
Administration and accounting fees (Note 2)	67,763
Trustees’ and officers’ fees (Note 2)	34,713
Legal fees	29,886
Transfer agent fees (Note 2)	29,397
Custodian fees (Note 2)	22,815
Registration and filing fees	22,730
Audit fees	19,696
Printing and shareholder reporting fees	16,209
Offering expenses	12,834
Other expenses	9,203

Total expenses before waivers and reimbursements	469,039

Less: waivers and reimbursements (Note 2)	(211,651)

Net expenses after waivers and reimbursements	257,388

Net investment loss	(55,234)

Net realized and unrealized gain/(loss) from investments
Net realized gain from investments	1,305,701
Net change in unrealized appreciation/(depreciation) on investments	4,819,859

Net realized and unrealized gain on investments	6,125,560

Net increase in net assets resulting from operations	$6,070,326

The accompanying notes are an integral part of the financial statements.

11

ARABESQUE SYSTEMATIC USA FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	September 30, 2018	September 30, 2017*
Increase/(Decrease) in Net Assets from Operations:
Net investment loss	$(55,234)	$(7,557)
Net realized gain/(loss) from investments	1,305,701	(286,815)
Net change in unrealized appreciation/(depreciation) on investments	4,819,859	900,900

Net increase in net assets resulting from operations	6,070,326	606,528

Less Dividends and Distributions to Shareholders from:
Institutional Class:
Net investment income	(3,400)	—

Net decrease in net assets from dividends and distributions to shareholders	(3,400)	—

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	21,472,882	14,507,007

Total increase in net assets	27,539,808	15,113,535

Net assets
Beginning of period	15,113,535	—

End of period	$42,653,343	$15,113,535

Accumulated net investment income, end of period	$—	$1,599

*	The Arabesque Systematic USA Fund commenced operations on May 3, 2017.

The accompanying notes are an integral part of the financial statements.

12

ARABESQUE SYSTEMATIC USA FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the	For the Period
	Year Ended	May 3, 2017* to
	September 30, 2018	September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.54	$10.00

Net investment loss(1)	(0.02)	(0.01)
Net realized and unrealized gain on investments	2.62	0.55

Net increase in net assets resulting from operations	2.60	0.54

Dividends and distributions to shareholders from:
Net investment income	— (2)	—

Net asset value, end of period	$13.14	$10.54

Total investment return(3)	24.69%	5.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,653	$15,114
Ratio of expenses to average net assets	0.95%	0.95	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.73%	3.25	%(4)
Ratio of net investment loss to average net assets	(0.20)%	(0.16	)%(4)
Portfolio turnover rate	190.23%	82.18	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2018

1. Organization and Significant Accounting Policies

The Arabesque Systematic USA Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 3, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Investor Class and Institutional Class shares. As of September 30, 2018, Investor Class shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Arabesque (“Arabesque” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are

14

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2018

not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	09/30/18	Price	Inputs	Inputs
Common Stocks*	$40,983,659	$40,983,659	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

15

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2018

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2018, there were no transfers between Levels.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, were amortized over twelve-months from inception of the Fund. As of September 30, 2018, offering costs have been fully amortized.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

16

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2018

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

2. Transactions with Related Parties and Other Service Providers

Arabesque serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation. As of September 30, 2018, the amount of potential recovery was as follows:

Expiration

September 30, 2020	September 30, 2021	Total
$70,327	$146,253	$216,580

As of September 30, 2018, the Adviser earned advisory fees of $203,793 and waived fees and reimbursed expenses of $146,253.

17

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2018

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the year ended September 30, 2018, BNY Mellon accrued administration and accounting fees totaling $67,763 and waived fees totaling $41,998. For the year ended September 30, 2018, BNY Mellon accrued custodian fees totaling $22,815 and waived fees totaling $9,000.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the year ended September 30, 2018, BNY Mellon accrued transfer agent fees totaling $29,397 and waived fees totaling $14,400.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of September 30, 2018, the amount of potential recovery was $101,730. The ability to recover such amounts previously waived expires on May 3, 2020.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund for the year ended September 30, 2018 was $6,397. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the year ended September 30, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

18

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2018

	Purchases	Sales
Investment Securities	$69,915,059	$49,784,202

4. Capital Share Transactions

For the year ended September 30, 2018 and for the period May 3, 2017 (commencement of operations) to September 30, 2017, transactions in capital shares of the Fund (authorized shares unlimited) were as follows:

	For the Year Ended		For the Period Ended
	September 30, 2018		September 30, 2017

	Shares	Amount	Shares	Amount
Institutional Class
Sales	2,175,693	$25,830,085	1,462,795	$14,798,773
Reinvestments	261	2,891	—	—
Redemption Fees*	—	642	—	—
Redemptions	(365,221)	(4,360,736)	(28,290)	(291,766)

Net increase	1,810,733	$21,472,882	1,434,505	$14,507,007

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the year ended September 30, 2018, these adjustments

19

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2018

were to increase undistributed net investment income/(loss) by $57,035, decrease accumulated net realized gain by $51,493 and to decrease paid-in capital by $5,542. These permanent differences were primarily attributable to netting of ordinary losses against short-term capital gains, a redesignation of dividends paid and disallowed expenses. Fund utilized prior year capital loss carryforwards of $286,815.

For the year ended September 30, 2018, the tax character of distributions paid by the Fund was $3,400 of ordinary income dividends. For the period May 3, 2017 (commencement of operations) to September 30, 2017, the Fund had no distributions from ordinary income or long-term capital gains. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed	Unrealized	Qualified
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Late-Year Losses
$—	$748,562	$218,831	$5,720,759	$—

As of September 30, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$35,262,900

Gross unrealized appreciation	$5,977,847
Gross unrealized depreciation	(257,088)

Net unrealized appreciation	$5,720,759

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. As of September 30, 2018, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the Fund had no capital loss carryforwards.

20

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Concluded)

September 30, 2018

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

21

ARABESQUE SYSTEMATIC USA FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of Arabesque Systematic USA Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Arabesque Systematic USA Fund (the “Fund”) (one of the series constituting FundVantage Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period May 3, 2017 (commencement of operations) to September 30, 2017 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting FundVantage Trust) at September 30, 2018, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and the period May 3, 2017 (commencement of operations) to September 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Arabesque investment companies since 2017.

Philadelphia, Pennsylvania

November 28, 2018

22

ARABESQUE SYSTEMATIC USA FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the fiscal year ended September 30, 2018, the Fund paid $3,400 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Fund designates 59.62% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 60.27%.

The Fund designates 100.00% of ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2018. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2019.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

23

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 567-2134 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Fund’s fiscal quarter.

24

ARABESQUE SYSTEMATIC USA FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 567-2134.

25

ARABESQUE SYSTEMATIC USA FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and Officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request by calling (844) 567-2134.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	41	Optimum Fund Trust (registered investment company with 6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	41	None.

26

ARABESQUE SYSTEMATIC USA FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	41	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	41	Copeland Trust (registered investment company with 2 portfolios).

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	41	Lincoln Variable Insurance Products Trust (registered investment company with 92 portfolios).

27

ARABESQUE SYSTEMATIC USA FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.	President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

28

Investment Adviser

Arabesque Asset Management Ltd

43 Grosvenor Street

London W1K 3HL

England

The United Kingdom

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ARABESQUE

SYSTEMATIC USA

FUND

of

FundVantage Trust

Institutional Class

ANNUAL

REPORT

September 30, 2018

This report is submitted for the general information of the shareholders of the Arabesque Systematic USA Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Arabesque Systematic USA Fund.

ARA-0918

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

ANNUAL REPORT

September 30, 2018

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest direct in an index.

Mutual fund investing involves risks, including possible loss of principal. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. A Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. A Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling 877-974-6852.

1

Annual Investment Adviser’s Report

September 30, 2018

(Unaudited)

Gotham Absolute Return Fund (GARIX)

Gotham Enhanced Return Fund (GENIX)

Gotham Neutral Fund (GONIX)

Dear Shareholder,

Gotham offers value-focused mutual funds with varying market cap universes and gross and net exposures that share the same investment philosophy, process and research. Gotham offers actively managed strategies (long/short and long-only) as well as strategies that combine an index component and an actively managed long/short overlay. Gotham’s all-cap funds select long and short stock portfolios from a diverse capitalization universe of U.S. stocks. Our large-cap funds select stocks primarily from the S&P 500. This letter describes Gotham’s strategies generally and provides performance insights on our three all-cap funds, GARIX, GENIX and GONIX.

Our investment process begins with a research effort that seeks to value all of the companies in a fund’s respective investment universe. Our philosophy is simple. Although stock prices react to emotion over the short term, over the long term the market is very good at finding the fair value of stocks. Therefore, we believe that if we are good at valuing businesses (a share of stock represents a percentage ownership stake in a business), the market will agree with us...eventually.

For an individual stock, we believe the waiting period for the market to get it “right” is no more than 2 or 3 years in the vast majority of cases. For a group of stocks, we believe the average waiting period can often be much shorter. In other words, for us, there is a “true north” when it comes to the stock market. If we do a good job of analyzing and valuing companies, we believe the market will agree with us — even if it takes some time. This is crucial. No investment strategy, regardless of how good or logical, works all the time.

The important thing for us is to stick to our strategy even if it is not working over shorter time periods. We have well over 50 years of combined investment experience valuing and investing in publicly traded businesses. We know how to value businesses by using various measures of absolute and relative value. So, that’s how we invest. We buy companies that are at the biggest discount to our assessment of value and sell short those companies that are most expensive relative to our assessment of value. We do not plan to change this strategy or adopt other methodologies when short term stock prices do not reflect the values that we see.

Together with our investment team (led by Director of Research, Adam Barth), we follow a systematic process of researching and valuing companies, investing in our long and short portfolios and adjusting positions daily to take advantage of changing stock prices and fundamental information. The funds are highly diversified and invest in hundreds of positions. Our positions are not equally weighted. The funds invest in the cheapest companies and short (where applicable) the most expensive based on our assessment of value and subject to our risk constraints.

We manage our risks by requiring substantial portfolio diversification, setting maximum limits for sector concentration and by maintaining overall gross and net exposures within carefully defined ranges.

Market Observations and Performance Commentary

Market action this fiscal year continued to follow a trend we have seen for most of this bull market where stocks that are typically defined as “growth” have far outperformed traditional “value” stocks. For the 12 months ending September 30, 2018, the Russell 1000 Pure Growth Index (not market cap weighted) returned 39.9%. For the same period, the Russell 1000 Pure Value Index returned only 4.9%, almost 35% less for the 12 month period.

Although Russell or Morningstar would generally put us in the “Blend” category, which is some combination of value and growth, we are actually cash flow oriented investors and value companies similar to the way that a private equity firm might consider buying an entire company. Our definition of value is to figure out what a business is worth and buy at a discount or sell short at a premium. This is largely based on corporate cash flows. It is not low price/book or low price/sales investing. This is why we have not been punished in this market as much as many traditional “value” investors.

2

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Having said that, our short books have suffered headwinds that have mostly affected medium and small cap stocks. Though many of these shorts are growing quickly, they are very richly priced. Some are currently unprofitable, and others sell at 50 or 100 times corporate free cash flows. We are pleased with how we have managed our risks during the extreme growth environment and our opportunity set on the short side remains quite robust.

On the long side, though we cannot predict short term market moves and the overall market remains expensive, we believe that there is an opportunity to nicely exceed the positive returns we expect for large cap indexes. Combining these long returns with the attractive long/short spread environment that should be available from a market that does not continue up at a 15-20% annualized clip should hopefully lead to promising returns for our portfolios over the next several years.

Important Information

This letter is intended to assist shareholders in understanding how the Gotham Funds described herein performed during the period ended September 30, 2018, and reflects the views of the investment adviser at the time of this writing. Market and index valuations are based on Gotham’s valuation methodology. The views may change and do not guarantee the future performance of the Gotham Funds or the markets.

This letter contains forward-looking statements regarding future events, forecasts and expectations regarding equity markets and certain of Gotham’s strategies. Forward-looking statements may be identified terminology such terms as “may,” “expect,” “will,” “hope,” “believe” and/or comparable terminology. No assurance, representation, or warranty is made that any of Gotham’s expectations, views and/or objectives will be achieved and actual results may be significantly different than reflected herein.

The indices referenced herein are for comparison purposes only. The performance and volatility of the funds will be different than those of the indices. It is not possible to invest in the indices directly.

3

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Performance by Fund

Gotham Absolute Return Fund (GARIX)

•	The Fund returned +6.60% (net) for the trailing twelve month period, the HFRX Equity Hedge Index returned +1.79% and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was -3.22%1.

•	The long portfolio contributed +21.23% for the trailing twelve month period. The short portfolio detracted -12.54% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	7.28%	31.07%
	Consumer Discretionary	5.81%	25.03%

	Largest Detractors
Short	Information Technology	-3.14%	-13.75%
	Consumer Discretionary	-3.05%	-13.85%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Amazon.com Inc	0.58%	0.99%
	Twenty-First Century Fox Inc	0.50%	0.79%

Short	Hain Celestial Group Inc (The)	0.22%	-0.35%
	US Concrete Inc	0.17%	-0.29%

	Largest Detractors
Long	Tyson Foods Inc	-0.24%	0.70%
	Celgene Corp	-0.19%	0.49%

Short	Shake Shack Inc	-0.41%	-0.43%
	ENSCO Plc	-0.40%	-0.45%

4

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Enhanced Return Fund (GENIX)

•	The Fund returned +14.79% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was -1.07%.

•	The long portfolio contributed +32.96% for the trailing twelve month period. The short portfolio detracted -14.83% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	10.77%	44.64%
	Consumer Discretionary	9.48%	37.33%

Short	Materials	0.10%	-5.21%

	Largest Detractors
Short	Information Technology	-3.98%	-16.55%
	Consumer Discretionary	-3.94%	-17.38%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Amazon.com Inc	1.07%	1.78%
	Twenty-First Century Fox Inc	0.85%	1.28%

Short	Adient Plc	0.29%	-0.39%
	Hain Celestial Group Inc (The)	0.26%	-0.45%

	Largest Detractors
Long	Tyson Foods Inc	-0.34%	0.95%
	Celgene Corp	-0.24%	0.69%

Short	Axon Enterprise Inc	-0.46%	-0.34%
	Shake Shack Inc	-0.43%	-0.46%

5

Annual Investment Adviser’s Report (Concluded)

September 30, 2018

(Unaudited)

Gotham Neutral Fund (GONIX)

•	The Fund returned +0.20% (net) for the trailing twelve month period.

•	The spread for the period was -2.69%.

•	The long portfolio contributed +21.32% for the trailing twelve month period. The short portfolio detracted -19.49% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	6.75%	30.16%
	Consumer Discretionary	5.36%	24.88%

Short	Materials	0.04%	-6.21%

	Largest Detractors
Short	Information Technology	-5.28%	-22.95%
	Consumer Discretionary	-4.39%	-20.91%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Etsy Inc	0.44%	0.41%
	Advance Auto Parts Inc	0.42%	0.63%

Short	Overstock.com Inc	0.35%	-0.56%
	Hain Celestial Group Inc (The)	0.26%	-0.50%

	Largest Detractors
Long	Tyson Foods Inc	-0.19%	0.59%
	Celgene Corp	-0.19%	0.30%

Short	ENSCO Plc	-0.58%	-0.57%
	Nektar Therapeutics	-0.58%	-0.60%

[1]	The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

6

GOTHAM FUNDS

Gotham Absolute Return Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute Return Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	6.60%	6.47%	5.20%	8.14%*
HFRX Equity Hedge Index	1.79%	3.22%	2.40%	3.42%**

*	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 2.95% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.81% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

7

GOTHAM FUNDS

Gotham Enhanced Return Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced Return Fund Institutional Class Shares

vs the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	14.79%	12.95%	10.76%	11.58%*
S&P 500® Total Return Index	17.91%	17.31%	13.95%	13.82%**

*	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 3.56% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.55% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

8

GOTHAM FUNDS

Gotham Neutral Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Neutral Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	0.20%	1.08%	1.16%	1.12%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.59%	0.84%	0.52%	0.51%**

*	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 3.14% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.10% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

9

GOTHAM FUNDS

Fund Expense Disclosure

September 30, 2018

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2018, and held for the entire period through September 30, 2018.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Actual	$1,000.00	$1,015.00	2.40%	$12.14
Hypothetical (5% return before expenses)	1,000.00	1,013.02	2.40%	12.13

Gotham Enhanced Return Fund
Actual	$1,000.00	$1,052.80	3.60%	$18.53
Hypothetical (5% return before expenses)	1,000.00	1,007.02	3.60%	18.11

Gotham Neutral Fund
Actual	$1,000.00	$964.20	2.37%	$11.67
Hypothetical (5% return before expenses)	1,000.00	1,013.19	2.37%	11.96

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended September 30, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

10

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	18.1%	$193,243,584
Capital Goods	15.6	167,248,867
Health Care Equipment & Services	10.9	116,176,179
Retailing	10.6	113,762,899
Technology Hardware & Equipment	9.1	97,647,519
Food, Beverage & Tobacco	6.8	72,417,240
Pharmaceuticals, Biotechnology & Life Sciences	6.1	65,384,046
Semiconductors & Semiconductor Equipment	5.2	55,395,096
Consumer Services	4.7	49,777,658
Media	4.6	48,907,975
Transportation	4.5	47,967,219
Materials	3.5	37,310,752
Energy	3.5	37,000,124
Consumer Durables & Apparel	3.3	35,790,160
Food & Staples Retailing	3.1	33,505,816
Household & Personal Products	3.1	33,282,672
Commercial & Professional Services	3.1	33,273,546
Telecommunication Services	2.4	25,618,669
Automobiles & Components	1.7	18,376,331
Corporate Bonds and Notes:
Capital Goods	0.0	756

Total Long Positions	119.9	1,282,087,108

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.6)%	$(6,032,522)
Food & Staples Retailing	(0.8)	(8,772,013)
Telecommunication Services	(1.1)	(12,332,014)
Commercial & Professional Services	(1.2)	(13,418,607)
Media	(1.3)	(14,142,413)
Automobiles & Components	(1.7)	(18,547,584)
Pharmaceuticals, Biotechnology & Life Sciences	(1.8)	(18,879,125)
Consumer Durables & Apparel	(2.4)	(26,240,695)
Food, Beverage & Tobacco	(2.6)	(27,438,165)
Transportation	(2.9)	(31,179,582)
Semiconductors & Semiconductor Equipment	(3.1)	(33,177,611)
Energy	(3.5)	(36,957,241)
Materials	(3.5)	(37,313,004)
Consumer Services	(3.8)	(40,178,067)
Technology Hardware & Equipment	(3.9)	(41,974,100)
Retailing	(4.2)	(45,220,994)
Health Care Equipment & Services	(4.8)	(51,164,826)
Software & Services	(8.1)	(86,450,311)
Capital Goods	(8.5)	(90,423,985)

Total Short Positions	(59.8)	(639,842,859)

Other Assets in Excess of Liabilities	39.9	426,800,402

NET ASSETS	100.0%	$1,069,044,651

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	26.5%	$223,951,296
Capital Goods	22.2	187,462,295
Retailing	16.0	135,513,225
Health Care Equipment & Services	15.8	133,425,899
Technology Hardware & Equipment	14.2	119,980,818
Pharmaceuticals, Biotechnology & Life Sciences	10.9	91,907,429
Food, Beverage & Tobacco	8.8	74,397,754
Media	7.6	64,043,759
Transportation	7.5	63,120,636
Semiconductors & Semiconductor Equipment	6.4	54,048,197
Consumer Durables & Apparel	5.7	48,265,525
Consumer Services	5.5	46,270,934
Food & Staples Retailing	5.1	43,235,055
Materials	4.7	39,407,469
Household & Personal Products	4.3	36,778,778
Commercial & Professional Services	4.1	35,029,501
Energy	3.9	33,234,862
Telecommunication Services	2.8	23,830,095
Automobiles & Components	0.7	6,368,988

Total Long Positions	172.7	1,460,272,515

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.7)%	$(6,001,089)
Food & Staples Retailing	(1.4)	(11,610,133)
Telecommunication Services	(1.4)	(11,811,448)
Pharmaceuticals, Biotechnology & Life Sciences	(1.6)	(13,777,854)
Commercial & Professional Services	(1.7)	(14,806,835)
Automobiles & Components	(2.3)	(19,310,299)
Media	(2.3)	(19,625,011)
Consumer Durables & Apparel	(3.3)	(28,110,392)
Health Care Equipment & Services	(3.6)	(30,455,374)
Semiconductors & Semiconductor Equipment	(3.8)	(32,526,265)
Transportation	(3.9)	(32,628,190)
Energy	(4.0)	(33,465,364)
Food, Beverage & Tobacco	(4.1)	(34,481,384)
Technology Hardware & Equipment	(4.7)	(39,453,416)
Materials	(4.7)	(39,859,579)
Consumer Services	(5.0)	(42,663,060)
Retailing	(5.3)	(44,443,288)
Software & Services	(8.6)	(72,885,625)
Capital Goods	(11.1)	(93,485,959)

Total Short Positions	(73.5)	(621,400,565)

Other Assets in Excess of Liabilities	0.8	6,961,011

NET ASSETS	100.0%	$845,832,961

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	18.3%	$65,180,290
Capital Goods	15.6	55,785,216
Health Care Equipment & Services	12.0	42,815,602
Retailing	8.7	30,988,496
Technology Hardware & Equipment	7.8	27,749,790
Food, Beverage & Tobacco	6.1	21,627,829
Energy	5.9	21,010,666
Consumer Services	5.9	20,864,952
Materials	5.7	20,159,458
Pharmaceuticals, Biotechnology & Life Sciences	5.5	19,688,251
Semiconductors & Semiconductor Equipment	5.0	17,694,593
Transportation	4.8	17,152,325
Consumer Durables & Apparel	3.9	13,972,195
Media	3.6	12,937,575
Commercial & Professional Services	3.1	11,029,808
Telecommunication Services	2.6	9,379,960
Automobiles & Components	2.6	9,290,603
Food & Staples Retailing	2.2	7,876,966
Household & Personal Products	1.9	6,922,895
Corporate Bonds and Notes:
Capital Goods	0.0	688

Total Long Positions	121.2	432,128,158

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(1.0)%	$(3,565,545)
Food & Staples Retailing	(1.4)	(4,810,450)
Media	(2.0)	(7,190,010)
Telecommunication Services	(2.0)	(7,238,110)
Commercial & Professional Services	(2.1)	(7,410,907)
Automobiles & Components	(2.9)	(10,195,737)
Pharmaceuticals, Biotechnology & Life Sciences	(2.9)	(10,342,585)
Consumer Durables & Apparel	(3.9)	(13,966,507)
Food, Beverage & Tobacco	(4.2)	(14,866,395)
Transportation	(4.7)	(16,729,392)
Semiconductors & Semiconductor Equipment	(4.8)	(17,248,445)
Materials	(5.6)	(20,099,506)
Consumer Services	(5.9)	(20,915,090)
Energy	(5.9)	(21,023,091)
Retailing	(6.0)	(21,548,082)
Technology Hardware & Equipment	(6.1)	(21,736,749)
Health Care Equipment & Services	(7.9)	(28,144,771)
Software & Services	(13.2)	(46,965,883)
Capital Goods	(13.6)	(48,592,139)

Total Short Positions	(96.1)	(342,589,394)

Other Assets in Excess of Liabilities	74.9	267,132,993

NET ASSETS	100.0%	$356,671,757

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 119.9%
COMMON STOCKS — 119.9%
Automobiles & Components — 1.7%
Adient PLC (Ireland)(a)	73,603	$2,893,334
BorgWarner, Inc.†	23,485	1,004,688
Dana, Inc.	11,310	211,158
Delphi Technologies PLC (Jersey)	44,995	1,411,043
Fiat Chrysler Automobiles NV (Netherlands)(a)*	210,761	3,690,425
Gentex Corp.(a)	33,271	713,996
Goodyear Tire & Rubber Co. (The)†	84,577	1,978,256
Harley-Davidson, Inc.(a)	35,390	1,603,167
Lear Corp.†(b)	19,536	2,832,720
Tenneco, Inc., Class A†(a)	32,283	1,360,406
Thor Industries, Inc.(a)	6,898	577,363
Visteon Corp.(a)*	1,074	99,775

		18,376,331

Capital Goods — 15.6%
3M Co.†(a)	18,782	3,957,555
AAR Corp.	4,281	205,017
Actuant Corp., Class A(a)	6,452	180,011
AECOM(a)*	6,916	225,877
Allison Transmission Holdings, Inc.†(a)(b)	98,847	5,141,033
Altra Industrial Motion Corp.(a)	8,354	345,020
AMETEK, Inc.†	42,004	3,323,357
AO Smith Corp.	13,583	724,925
Applied Industrial Technologies, Inc.	18,670	1,460,928
Arconic, Inc.	59,506	1,309,727
Argan, Inc.†	25,712	1,105,616
Armstrong World Industries, Inc.(b)*	44,745	3,114,252
Atkore International Group, Inc.*	54,446	1,444,452
AZZ, Inc.	1,108	55,954
Boeing Co. (The)†	22,970	8,542,543
Briggs & Stratton Corp.	8,481	163,090
Caterpillar, Inc.†	26,465	4,035,648
Colfax Corp.(a)*	11,489	414,293
Columbus McKinnon Corp.	8,630	341,230
Comfort Systems USA, Inc.	2,351	132,596
Continental Building Products, Inc.†*	15,362	576,843
Donaldson Co., Inc.(a)	6,633	386,439
Dover Corp.†(a)	42,985	3,805,462
Eaton Corp. PLC (Ireland)†	27,046	2,345,700
Emerson Electric Co.†	108,162	8,283,046
Esterline Technologies Corp.†*	8,744	795,267
Fastenal Co.(a)	1,489	86,392

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Federal Signal Corp.	1,343	$35,966
Fluor Corp.†	53,809	3,126,303
Fortune Brands Home & Security, Inc.	1,619	84,771
Gardner Denver Holdings, Inc.†(b)*	81,237	2,302,257
Generac Holdings, Inc.(a)*	9,162	516,828
General Electric Co.†	162,666	1,836,499
Gibraltar Industries, Inc.†*	5,723	260,969
Global Brass & Copper Holdings, Inc.	1,473	54,354
GrafTech International Ltd.	137,364	2,679,972
Harris Corp.†	17,498	2,960,837
Harsco Corp.†*	23,185	661,932
Hexcel Corp.(a)	4,407	295,489
Hillenbrand, Inc.†	41,514	2,171,182
Honeywell International, Inc.†	77,308	12,864,051
IDEX Corp.†	1,990	299,813
Illinois Tool Works, Inc.†(a)(b)	29,940	4,225,133
Insteel Industries, Inc.	4,628	166,053
ITT, Inc.	18,226	1,116,525
Jacobs Engineering Group, Inc.†(b)	74,316	5,685,174
Johnson Controls International PLC (Ireland)	3,533	123,655
Kaman Corp.(a)	9,015	602,022
Kennametal, Inc.†(a)	87,197	3,798,301
KLX, Inc.*	5,624	353,075
Lockheed Martin Corp.†	8,577	2,967,299
Manitowoc Co., Inc. (The)†*	17,697	424,551
Meritor, Inc.†*	115,812	2,242,120
Milacron Holdings Corp.*	28,078	568,580
MSC Industrial Direct Co., Inc., Class A†(a)	23,028	2,028,997
Mueller Industries, Inc.	2,076	60,162
National Presto Industries, Inc.(a)	3,927	509,136
Nexeo Solutions, Inc.(a)*	2,665	32,646
nVent Electric PLC (Ireland)	7,590	206,144
Oshkosh Corp.(a)	37,879	2,698,500
Parker-Hannifin Corp.†(b)	56,023	10,304,310
Pentair PLC (Ireland)†	52,575	2,279,126
PGT Innovations, Inc.*	4,363	94,241
Quanex Building Products Corp.	1,316	23,951
Quanta Services, Inc.*	9,910	330,796
Raytheon Co.†(b)	14,764	3,051,128
Rockwell Automation, Inc.†(a)	24,452	4,585,239
Rockwell Collins, Inc.	149	20,930
Snap-on, Inc.(a)	30,689	5,634,500

The accompanying notes are an integral part of the financial statements.

14

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Spirit AeroSystems Holdings, Inc., Class A	1,968	$180,407
SPX FLOW, Inc.(b)*	26,916	1,399,632
Standex International Corp.	645	67,241
Systemax, Inc.	12,799	421,599
Teledyne Technologies, Inc.†*	3,894	960,572
Textron, Inc.†	45,408	3,245,310
Toro Co. (The)	1,848	110,825
TransDigm Group, Inc.(a)*	4,379	1,630,302
TriMas Corp.*	209	6,354
United Rentals, Inc.†(b)*	37,708	6,169,029
United Technologies Corp.(a)	70,823	9,901,764
Valmont Industries, Inc.(a)	10,893	1,508,680
Wabash National Corp.(a)	22,538	410,868
WESCO International, Inc.*	18,659	1,146,596
WW Grainger, Inc.(a)	9,244	3,303,898

		167,248,867

Commercial & Professional Services — 3.1%
ABM Industries, Inc.(a)	15,215	490,684
CBIZ, Inc.*	3,694	87,548
Cintas Corp.†	6,707	1,326,712
Copart, Inc.†*	42,132	2,171,062
Deluxe Corp.(a)	26,283	1,496,554
Dun & Bradstreet Corp. (The)†	16,107	2,295,409
FTI Consulting, Inc.†*	13,783	1,008,778
Heidrick & Struggles International, Inc.	3,676	124,433
ICF International, Inc.†	2,544	191,945
KAR Auction Services, Inc.	18,477	1,102,892
Korn/Ferry International†	16,433	809,161
ManpowerGroup, Inc.†	22,027	1,893,441
Matthews International Corp., Class A(a)	5,546	278,132
Navigant Consulting, Inc.	6,306	145,416
Nielsen Holdings PLC (United Kingdom)	15,141	418,800
Pitney Bowes, Inc.(a)	58,851	416,665
Republic Services, Inc.†(b)	71,735	5,212,265
Ritchie Bros Auctioneers, Inc. (Canada)	1,749	63,191
Robert Half International, Inc.†(a)	31,721	2,232,524
SP Plus Corp.*	21,545	786,392
Tetra Tech, Inc.	25,512	1,742,470

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
TriNet Group, Inc.(b)*	20,618	$1,161,206
Verisk Analytics, Inc.†(a)*	12,179	1,468,178
Waste Management, Inc.(b)	70,271	6,349,688

		33,273,546

Consumer Durables & Apparel — 3.3%
Cavco Industries, Inc.†(a)*	4,580	1,158,740
Crocs, Inc.(a)*	85,145	1,812,737
Fossil Group, Inc.(a)*	74,866	1,742,880
Garmin Ltd. (Switzerland)†(b)	97,485	6,828,824
Hasbro, Inc.(a)	2,007	210,976
Johnson Outdoors, Inc., Class A	354	32,918
Michael Kors Holdings Ltd. (British Virgin Islands)†*	36,753	2,519,786
Mohawk Industries, Inc.†*	20,958	3,674,985
NIKE, Inc., Class B†	20,628	1,747,604
PVH Corp.	19,528	2,819,843
Ralph Lauren Corp.†	7,827	1,076,604
Skechers U.S.A., Inc., Class A(a)*	58,810	1,642,563
Tapestry, Inc.†(b)	119,453	6,004,902
Tupperware Brands Corp.(a)	18,312	612,536
Whirlpool Corp.†(a)	32,878	3,904,262

		35,790,160

Consumer Services — 4.7%
Adtalem Global Education, Inc.(a)*	2,994	144,311
BJ’s Restaurants, Inc.(a)	21,329	1,539,954
Bloomin’ Brands, Inc.(a)	21,192	419,390
Boyd Gaming Corp.†(a)(b)	114,672	3,881,647
Brinker International, Inc.(a)	45,640	2,132,757
Choice Hotels International, Inc.(a)	17,980	1,497,734
Churchill Downs, Inc.(a)	904	251,041
Darden Restaurants, Inc.†(b)	26,772	2,976,779
Denny’s Corp.(a)*	1,565	23,037
Dine Brands Global, Inc.†(a)	2,425	197,177
Eldorado Resorts, Inc.*	738	35,867
Graham Holdings Co., Class B†	2,587	1,498,649
Hilton Worldwide Holdings, Inc.†	14,666	1,184,719
Hyatt Hotels Corp., Class A†	58,469	4,653,548
International Game Technology PLC (United Kingdom)	17,482	345,270
Jack in the Box, Inc.†	11,433	958,428
Las Vegas Sands Corp.(b)	20,334	1,206,416
Laureate Education, Inc., Class A*	15,042	232,248
Marriott International, Inc., Class A†(a)(b)	18,449	2,435,821

The accompanying notes are an integral part of the financial statements.

15

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.†	49,715	$8,316,822
Papa John’s International, Inc.(a)	34,176	1,752,545
Ruth’s Hospitality Group, Inc.(a)	10,972	346,167
Sonic Corp.	5,830	252,672
Stars Group, Inc. (The) (Canada)(b)*	149,202	3,715,130
Vail Resorts, Inc.†(a)	6,932	1,902,279
Weight Watchers International, Inc.(b)*	7,941	571,673
Wyndham Hotels & Resorts, Inc.†	19,544	1,086,060
Yum! Brands, Inc.†	68,414	6,219,517

		49,777,658

Energy — 3.5%
Cameco Corp. (Canada)†	125,813	1,434,268
Chevron Corp.†	21,002	2,568,125
CONSOL Energy, Inc.*	1,377	56,195
CVR Energy, Inc.(a)	42,775	1,720,410
Diamond Offshore Drilling, Inc.(a)*	19,480	389,600
Frank’s International NV (Netherlands)(a)*	59,423	515,792
FTS International, Inc.(a)*	99,836	1,177,066
Halliburton Co.†(b)	64,529	2,615,360
Helmerich & Payne, Inc.(a)	11,694	804,196
HollyFrontier Corp.(a)(b)	38,153	2,666,895
Kinder Morgan, Inc.†	205,685	3,646,795
Mammoth Energy Services, Inc.†	99,821	2,904,791
Matrix Service Co.*	2,338	57,632
Nabors Industries Ltd. (Bermuda)(a)	256,932	1,582,701
Noble Corp. PLC (United Kingdom)(a)*	106,981	752,076
ONEOK, Inc.(a)	33,622	2,279,235
Phillips 66†	12,167	1,371,464
Precision Drilling Corp. (Canada)(a)*	101,197	350,142
Renewable Energy Group, Inc.*	10,104	290,995
RPC, Inc.(a)	232,876	3,604,920
SEACOR Holdings, Inc.†*	13,802	681,957
Ship Finance International Ltd. (Bermuda)(a)	34,226	475,741
TechnipFMC PLC (United Kingdom)†(b)	88,993	2,781,031
Tidewater, Inc.*	1,995	62,224
Transocean Ltd. (Switzerland)(a)*	13,286	185,340

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Weatherford International PLC (Ireland)(a)*	158,588	$429,773
Williams Cos., Inc. (The)	58,676	1,595,400

		37,000,124

Food & Staples Retailing — 3.1%
Kroger Co. (The)†(a)	191,806	5,583,473
Performance Food Group Co.†*	8,130	270,729
SUPERVALU, Inc.(a)*	30,785	991,893
Sysco Corp.†(b)	101,171	7,410,776
Walgreens Boots Alliance, Inc.†(a)(b)	99,331	7,241,230
Walmart, Inc.†(b)	122,707	11,523,414
Weis Markets, Inc.(a)	11,159	484,301

		33,505,816

Food, Beverage & Tobacco — 6.8%
Altria Group, Inc.†	123,204	7,430,433
Archer-Daniels-Midland Co.†	145,724	7,325,546
B&G Foods, Inc.(a)	6,990	191,876
Brown-Forman Corp., Class B	57,080	2,885,394
Coca-Cola Co. (The)†	55,487	2,562,945
Conagra Brands, Inc.†	120,952	4,108,739
Dean Foods Co.(a)	129,108	916,667
General Mills, Inc.†	33,033	1,417,776
Hershey Co. (The)†	9,679	987,258
Ingredion, Inc.†	37,345	3,919,731
Kellogg Co.(a)	55,206	3,865,524
Kraft Heinz Co. (The)†(b)	143,092	7,885,800
Molson Coors Brewing Co., Class B†	40,101	2,466,212
Mondelez International, Inc., Class A†(b)	114,822	4,932,753
PepsiCo, Inc.†	72,123	8,063,351
Philip Morris International, Inc.†(b)	95,909	7,820,420
Pilgrim’s Pride Corp.(a)(b)*	144,051	2,605,883
Tyson Foods, Inc., Class A†(b)	38,226	2,275,594
Universal Corp.	2,748	178,620
Vector Group Ltd.(a)	41,852	576,718

		72,417,240

Health Care Equipment & Services — 10.9%
Abbott Laboratories†	18,532	1,359,508
Acadia Healthcare Co., Inc.(a)*	2,894	101,869
Allscripts Healthcare Solutions, Inc.(a)*	141,203	2,012,143

The accompanying notes are an integral part of the financial statements.

16

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AmerisourceBergen Corp.†	37,212	$3,431,691
AMN Healthcare Services, Inc.(a)*	34,973	1,913,023
Avanos Medical, Inc.(a)*	48,067	3,292,590
Baxter International, Inc.†	15,973	1,231,359
Becton Dickinson and Co.†(a)	21,603	5,638,383
Cardinal Health, Inc.†(b)	67,594	3,650,076
Cerner Corp.(b)*	32,865	2,116,835
CONMED Corp.†(a)	31,039	2,458,910
Cooper Cos., Inc. (The)(a)	4,673	1,295,122
CVS Health Corp.†(a)	126,621	9,967,605
Danaher Corp.†	39,614	4,304,457
DaVita, Inc.*	25,747	1,844,258
DENTSPLY SIRONA, Inc.†(b)	76,940	2,903,716
Encompass Health Corp.	3,899	303,927
Envision Healthcare Corp.(b)*	66,285	3,031,213
Express Scripts Holding Co.†*	71,489	6,792,170
Globus Medical, Inc., Class A†*	48,495	2,752,576
Haemonetics Corp.†*	6,232	714,063
HCA Healthcare, Inc.†	36,217	5,038,509
Hill-Rom Holdings, Inc.†(a)	21,791	2,057,070
HMS Holdings Corp.(a)*	17,046	559,279
ICU Medical, Inc.†(b)*	11,576	3,273,114
Integer Holdings Corp.†*	29,710	2,464,444
Laboratory Corp. of America Holdings†(b)*	34,715	6,029,301
LifePoint Health, Inc.†*	22,801	1,468,384
Masimo Corp.*	1,695	211,095
McKesson Corp.†	39,022	5,176,268
Medtronic PLC (Ireland)†	114,893	11,302,024
NextGen Healthcare, Inc.*	19,682	395,215
Owens & Minor, Inc.(a)	11,957	197,530
Patterson Cos., Inc.(a)	46,281	1,131,570
Quest Diagnostics, Inc.†	14,584	1,573,759
Quidel Corp.(a)*	25,850	1,684,644
ResMed, Inc.†(b)	38,474	4,437,591
STERIS PLC (United Kingdom)†(a)	29,740	3,402,256
Stryker Corp.†	4,631	822,836
Tenet Healthcare Corp.†(a)*	56,062	1,595,525
Tivity Health, Inc.(a)*	5,256	168,980
Universal Health Services, Inc., Class B†	9,105	1,163,983
Varex Imaging Corp.*	124	3,554
Varian Medical Systems, Inc.†(a)*	2,818	315,419

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
West Pharmaceutical Services, Inc.(a)	4,765	$588,335

		116,176,179

Household & Personal Products — 3.1%
Avon Products, Inc.(b)*	394,337	867,541
Church & Dwight Co., Inc.(a)(b)	51,711	3,070,082
Clorox Co. (The)(a)	23,575	3,545,916
Colgate-Palmolive Co.†(b)	121,646	8,144,200
Edgewell Personal Care Co.(a)*	52,972	2,448,896
Estee Lauder Cos., Inc. (The), Class A†(b)	7,246	1,052,989
Kimberly-Clark Corp.†	52,698	5,988,601
Procter & Gamble Co. (The)†(b)	98,095	8,164,447

		33,282,672

Materials — 3.5%
AptarGroup, Inc.(a)	13,041	1,405,037
Bemis Co., Inc.	6,563	318,962
Celanese Corp.†	31,160	3,552,240
Chemours Co. (The)†	62,739	2,474,426
Domtar Corp.†(a)	68,270	3,561,646
DowDuPont, Inc.	7,424	477,437
Eagle Materials, Inc.†(b)	44,714	3,811,421
FMC Corp.†	8,485	739,722
FutureFuel Corp.	393	7,286
Greif, Inc., Class A	5,062	271,627
HB Fuller Co.	778	40,199
International Paper Co.†	16,173	794,903
KMG Chemicals, Inc.	5,274	398,503
Kraton Corp.†(a)*	27,727	1,307,328
Kronos Worldwide, Inc.(a)	31,651	514,329
Louisiana-Pacific Corp.	9,900	262,251
LyondellBasell Industries NV, Class A (Netherlands)†	33,275	3,411,020
Methanex Corp. (Canada)†	34,737	2,747,697
Norbord, Inc. (Canada)(a)	4,321	143,328
PolyOne Corp.†(b)	20,348	889,615
RPM International, Inc.(a)	40,712	2,643,837
Sherwin-Williams Co. (The)(b)	4,360	1,984,716
Sonoco Products Co.(a)	4,208	233,544
Tredegar Corp.	750	16,238
Valhi, Inc.(a)	838	1,911
Verso Corp., Class A(a)*	37,778	1,271,985
Westlake Chemical Corp.†	2,077	172,619
WestRock Co.†	72,173	3,856,925

		37,310,752

The accompanying notes are an integral part of the financial statements.

17

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 4.6%
AMC Entertainment Holdings, Inc., Class A(a)	18,775	$384,888
CBS Corp., Class B, non-voting shares†	91,703	5,268,337
Cinemark Holdings, Inc.(a)	71,363	2,868,793
Comcast Corp., Class A†	154,386	5,466,808
DISH Network Corp., Class A†(a)*	124,410	4,448,902
Gannett Co., Inc.(a)	88,768	888,568
Interpublic Group of Cos., Inc. (The)†(a)	141,609	3,238,598
Loral Space & Communications, Inc.*	2,839	128,891
MSG Networks, Inc., Class A†(a)*	7,848	202,478
New Media Investment Group, Inc.	1,146	17,981
News Corp., Class A(b)	152,627	2,013,150
Omnicom Group, Inc.(a)(b)	51,353	3,493,031
Scholastic Corp.(a)	4,261	198,946
Sinclair Broadcast Group, Inc., Class A	4,942	140,106
Tribune Media Co., Class A	30,808	1,183,951
Twenty-First Century Fox, Inc., Class A†	177,693	8,232,517
Viacom, Inc., Class B†	82,706	2,792,155
Walt Disney Co. (The)†	67,897	7,939,875

		48,907,975

Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.†	40,790	3,857,918
Amgen, Inc.†	24,598	5,098,919
ANI Pharmaceuticals, Inc.(a)*	3,334	188,504
Biogen, Inc.†*	12,140	4,289,183
Bristol-Myers Squibb Co.†	37,346	2,318,440
Bruker Corp.†	41,122	1,375,531
Celgene Corp.†*	55,340	4,952,377
Eli Lilly & Co.†	11,626	1,247,586
Enanta Pharmaceuticals, Inc.(a)*	6,502	555,661
Exelixis, Inc.*	10,319	182,853
Gilead Sciences, Inc.†	75,771	5,850,279
Innoviva, Inc.(a)*	105,249	1,603,995
Jazz Pharmaceuticals PLC (Ireland)(a)*	7,567	1,272,240
Johnson & Johnson†	50,614	6,993,336
Ligand Pharmaceuticals, Inc.(a)*	4,525	1,242,067
Merck & Co., Inc.†	71,345	5,061,214
Mettler-Toledo International, Inc.†*	1,681	1,023,695

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Nektar Therapeutics(a)*	55,241	$3,367,491
Neurocrine Biosciences, Inc.(a)*	6,245	767,823
Pfizer, Inc.†	50,572	2,228,708
Phibro Animal Health Corp., Class A	2,896	124,238
PRA Health Sciences, Inc.†(b)*	27,245	3,002,127
Prestige Consumer Healthcare, Inc.(a)*	15,668	593,661
QIAGEN NV (Netherlands)*	57,097	2,162,834
Regeneron Pharmaceuticals, Inc.(b)*	1,784	720,807
REGENXBIO, Inc.*	10,189	769,270
Repligen Corp.(a)*	2,953	163,773
Sarepta Therapeutics, Inc.(a)*	3,744	604,693
Thermo Fisher Scientific, Inc.	1,859	453,745
Waters Corp.†(a)*	9,203	1,791,640
Zoetis, Inc.†	16,595	1,519,438

		65,384,046

Retailing — 10.6%
Aaron’s, Inc.	576	31,369
Advance Auto Parts, Inc.†(b)	46,199	7,776,678
Amazon.com, Inc.†(b)*	6,937	13,894,811
Asbury Automotive Group, Inc.†(a)*	28,988	1,992,925
AutoNation, Inc.(a)*	10,561	438,810
AutoZone, Inc.†(b)*	7,618	5,909,283
Bed Bath & Beyond, Inc.(a)	90,574	1,358,610
Best Buy Co., Inc.†(b)	35,022	2,779,346
Booking Holdings, Inc.†*	1,108	2,198,272
Buckle, Inc. (The)	491	11,318
CarMax, Inc.†(a)*	36,196	2,702,755
Core-Mark Holding Co., Inc.†	35,265	1,197,599
Dick’s Sporting Goods, Inc.(a)	9,472	336,067
Dollar General Corp.†(a)(b)	75,090	8,207,337
Dollar Tree, Inc.(b)*	2,431	198,248
Foot Locker, Inc.(a)	27,755	1,414,950
Genuine Parts Co.(a)(b)	29,387	2,921,068
Home Depot, Inc. (The)†(a)	62,951	13,040,300
Kohl’s Corp.(a)	61,625	4,594,144
Lowe’s Cos., Inc.(a)(b)	74,308	8,532,045
Macy’s, Inc.†(a)	31,541	1,095,419
Nordstrom, Inc.(a)	13,803	825,557
Nutrisystem, Inc.(a)	33,212	1,230,505
O’Reilly Automotive, Inc.†*	5,198	1,805,369
PetMed Express, Inc.(a)	27,685	913,882

The accompanying notes are an integral part of the financial statements.

18

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Qurate Retail, Inc.(b)*	175,655	$3,901,298
RH(a)*	1,962	257,042
Ross Stores, Inc.†(b)	54,700	5,420,770
Signet Jewelers Ltd. (Bermuda)(a)	44,663	2,944,632
Tailored Brands, Inc.(a)	81,314	2,048,300
Target Corp.†	23,786	2,098,163
Tiffany & Co.(b)	10,419	1,343,738
TJX Cos., Inc. (The)†(b)	62,626	7,015,365
Ulta Beauty, Inc.(a)*	1,371	386,787
Urban Outfitters, Inc.†*	71,886	2,940,137

		113,762,899

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Energy Industries, Inc.(a)*	46,131	2,382,666
Analog Devices, Inc.†(a)(b)	59,250	5,478,255
Cabot Microelectronics Corp.	3,336	344,175
Cirrus Logic, Inc.(b)*	12,586	485,820
Diodes, Inc.(a)*	35,275	1,174,305
Intel Corp.†	7,273	343,940
KLA-Tencor Corp.†(a)	35,693	3,630,335
Lam Research Corp.†(a)(b)	49,120	7,451,504
Maxim Integrated Products, Inc.†(b)	54,873	3,094,288
Micron Technology, Inc.†(a)*	287,074	12,984,357
MKS Instruments, Inc.†(a)	14,646	1,173,877
Nanometrics, Inc.(a)*	47,279	1,773,908
ON Semiconductor Corp.†*	43,810	807,418
QUALCOMM, Inc.†(a)	79,269	5,709,746
SMART Global Holdings, Inc. (Cayman Islands)(a)(b)*	97,436	2,800,311
Texas Instruments, Inc.†(a)	36,019	3,864,479
Xcerra Corp.†*	132,846	1,895,712

		55,395,096

Software & Services — 18.1%
Accenture PLC, Class A (Ireland)†(b)	44,734	7,613,727
Adobe, Inc.*	1,238	334,198
Akamai Technologies, Inc.†*	54,933	4,018,349
Alliance Data Systems Corp.	6,639	1,567,866
Alphabet, Inc., Class A†*	9,681	11,685,741
ANGI Homeservices, Inc., Class A*	28,753	675,120
ANSYS, Inc.†*	7,433	1,387,592
Appfolio, Inc., Class A†(a)*	15,099	1,183,762
Aspen Technology, Inc.†*	15,743	1,793,285
Automatic Data Processing, Inc.†	56,243	8,473,570
Avaya Holdings Corp.(a)*	13,686	303,008

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.†	24,570	$3,242,012
CA, Inc.†	141,239	6,235,702
Cadence Design Systems, Inc.*	9,783	443,366
Cardtronics PLC, Class A (United Kingdom)†(a)*	45,469	1,438,639
Cars.com, Inc.(a)*	75,027	2,071,495
CDK Global, Inc.†	59,658	3,732,204
CGI Group, Inc., Class A (Canada)†*	36,642	2,362,676
Cision Ltd. (Cayman Islands)*	42,354	711,547
Citrix Systems, Inc.†*	54,349	6,041,435
Conduent, Inc.†*	73,169	1,647,766
Convergys Corp.	25,132	596,634
DXC Technology Co.†(b)	105,980	9,911,250
eBay, Inc.†*	237,571	7,844,594
Electronic Arts, Inc.†*	40,319	4,858,036
Endurance International Group Holdings, Inc.(a)*	38,362	337,586
Etsy, Inc.†(a)*	92,425	4,748,796
Facebook, Inc., Class A†*	39,970	6,573,466
Fair Isaac Corp.†*	9,522	2,176,253
Fiserv, Inc.†*	43,602	3,591,933
FleetCor Technologies, Inc.†(a)*	9,443	2,151,493
Fortinet, Inc.†(a)(b)*	56,521	5,215,193
Globant SA (Luxembourg)*	186	10,972
GoDaddy, Inc., Class A†*	43,860	3,657,485
IAC/InterActiveCorp.†(b)*	14,542	3,151,542
International Business Machines Corp.†(b)	28,005	4,234,636
Intuit, Inc.(b)	65,657	14,930,402
j2 Global, Inc.(a)	12,424	1,029,328
LogMeIn, Inc.†	31,158	2,776,178
Manhattan Associates, Inc.†*	5,049	275,675
Mastercard, Inc., Class A†	6,538	1,455,424
Microsoft Corp.†	20,060	2,294,262
MicroStrategy, Inc., Class A†*	5	703
Monotype Imaging Holdings, Inc.	7,995	161,499
NIC, Inc.(a)	70,198	1,038,930
Open Text Corp. (Canada)†	40,625	1,545,375
Oracle Corp.†(b)	174,968	9,021,350
Paychex, Inc.†(a)	84,836	6,248,171
Paycom Software, Inc.(a)*	2,892	449,446
Perficient, Inc.*	883	23,532
Progress Software Corp.†(b)	45,265	1,597,402

The accompanying notes are an integral part of the financial statements.

19

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Qualys, Inc.(a)*	9,594	$854,825
QuinStreet, Inc.(a)*	18,293	248,236
Red Hat, Inc.(b)*	16,569	2,258,023
salesforce.com, Inc.*	28,749	4,571,953
ServiceNow, Inc.*	5,244	1,025,884
Shutterstock, Inc.(a)	3,693	201,564
SPS Commerce, Inc.*	6,050	600,402
SS&C Technologies Holdings, Inc.†	7,408	420,997
Stamps.com, Inc.(a)(b)*	11,869	2,684,768
Synopsys, Inc.*	22,208	2,189,931
TechTarget, Inc.(a)*	14,379	279,240
TTEC Holdings, Inc.	691	17,897
Tyler Technologies, Inc.(a)*	1,981	485,464
VeriSign, Inc.†*	23,904	3,827,508
Visa, Inc., Class A(a)	24,178	3,628,876
Web.com Group, Inc.†(a)*	27,954	779,917
XO Group, Inc.*	8,628	297,493

		193,243,584

Technology Hardware & Equipment — 9.1%
ADTRAN, Inc.	10,251	180,930
Amphenol Corp., Class A†	18,830	1,770,397
Apple, Inc.†	29,374	6,630,887
Avnet, Inc.(a)	34,311	1,536,103
AVX Corp.	18,975	342,499
Casa Systems, Inc.(a)*	68,567	1,011,363
Ciena Corp.†(a)*	79,745	2,491,234
Cisco Systems, Inc.†	209,266	10,180,791
CommScope Holding Co., Inc.†*	45,882	1,411,330
Dolby Laboratories, Inc., Class A†	27,602	1,931,312
EchoStar Corp., Class A†*	43,138	2,000,309
Electro Scientific Industries, Inc.†*	38,606	673,675
F5 Networks, Inc.†*	19,191	3,827,069
FLIR Systems, Inc.†(b)	96,209	5,913,967
Hewlett Packard Enterprise Co.†(a)	241,882	3,945,095
HP, Inc.†	374,855	9,660,013
Insight Enterprises, Inc.†*	31,755	1,717,628
InterDigital, Inc.†	7,099	567,920
Jabil, Inc.†	66,565	1,802,580
Juniper Networks, Inc.†	14,878	445,894
KEMET Corp.†*	35,277	654,388
Mesa Laboratories, Inc.(a)	159	29,514
Mitel Networks Corp. (Canada)†*	31,613	348,375
Motorola Solutions, Inc.†	15,054	1,959,128
MTS Systems Corp.(a)	2,060	112,785

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.†(a)	65,785	$5,650,274
Novanta, Inc. (Canada)*	237	16,211
OSI Systems, Inc.(a)*	15,029	1,146,863
Plantronics, Inc.†(a)	17,961	1,083,048
Seagate Technology PLC (Ireland)†(a)	147,628	6,990,186
TE Connectivity Ltd. (Switzerland)†(a)(b)	108,109	9,506,024
Vishay Intertechnology, Inc.(a)	151,996	3,093,119
Western Digital Corp.†(b)	107,210	6,276,073
Xerox Corp.	48,403	1,305,913
Zebra Technologies Corp., Class A†*	8,113	1,434,622

		97,647,519

Telecommunication Services — 2.4%
BCE, Inc. (Canada)†	43,348	1,756,461
CenturyLink, Inc.†(a)	223,282	4,733,578
Intelsat SA (Luxembourg)*	36,967	1,109,010
Rogers Communications, Inc., Class B (Canada)†	48,959	2,516,982
Verizon Communications, Inc.†(a)(b)	252,392	13,475,209
Vonage Holdings Corp.(a)(b)*	143,180	2,027,429

		25,618,669

Transportation — 4.5%
American Airlines Group, Inc.(a)(b)	150,316	6,212,560
ArcBest Corp.	34,509	1,675,412
CH Robinson Worldwide, Inc.(a)(b)	21,219	2,077,764
CSX Corp.†(a)	56,289	4,168,200
Echo Global Logistics, Inc.*	174	5,385
Expeditors International of Washington, Inc.†(a)	109,776	8,071,829
FedEx Corp.(b)	18,898	4,550,449
Heartland Express, Inc.(a)	12,454	245,717
Landstar System, Inc.†(a)	17,897	2,183,434
Norfolk Southern Corp.†	21,582	3,895,551
Schneider National, Inc., Class B(a)	95,514	2,385,940
Southwest Airlines Co.†	17,970	1,122,226
Union Pacific Corp.†(a)	28,505	4,641,469
United Continental Holdings, Inc.†*	37,118	3,305,729
United Parcel Service, Inc., Class B†(b)	28,453	3,321,888
XPO Logistics, Inc.(a)*	908	103,666

		47,967,219

TOTAL COMMON STOCKS (Cost $1,158,135,948)		1,282,086,352

The accompanying notes are an integral part of the financial statements.

20

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Par Value	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	$756

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		756

TOTAL LONG POSITIONS - 119.9%		1,282,087,108

(Cost $1,158,136,733)

	Number of Shares

SHORT POSITIONS — (59.8)%

COMMON STOCKS — (59.8)%
Automobiles & Components — (1.7)%
Aptiv PLC (Jersey)	(18,714)	(1,570,105)
Cooper Tire & Rubber Co.	(65,830)	(1,862,989)
Dorman Products, Inc.*	(22,644)	(1,741,776)
Fox Factory Holding Corp.*	(23,651)	(1,656,753)
General Motors Co.	(13,045)	(439,225)
Gentherm, Inc.*	(40,845)	(1,856,405)
LCI Industries	(34,769)	(2,878,873)
Standard Motor Products, Inc.	(10,876)	(535,317)
Tesla, Inc.*	(22,683)	(6,005,778)
Tower International, Inc.	(12)	(363)

		(18,547,584)

Capital Goods — (8.5)%
AAON, Inc.	(24,758)	(935,852)
Aegion Corp.*	(14)	(355)
Alamo Group, Inc.	(5,704)	(522,543)
Ameresco, Inc., Class A*	(61)	(833)
American Railcar Industries, Inc.	(7,261)	(334,732)
American Woodmark Corp.*	(22,764)	(1,785,836)
Astec Industries, Inc.	(9,618)	(484,843)
Astronics Corp.*	(20,389)	(886,921)
Axon Enterprise, Inc.*	(22,887)	(1,566,157)
Beacon Roofing Supply, Inc.*	(88,041)	(3,186,204)
Blue Bird Corp.*	(2,015)	(49,367)
Builders FirstSource, Inc.*	(167,439)	(2,458,004)
BWX Technologies, Inc.	(3,359)	(210,072)
CIRCOR International, Inc.	(39,807)	(1,890,832)
Construction Partners, Inc., Class A*	(251)	(3,037)
Crane Co.	(5,028)	(494,504)
Curtiss-Wright Corp.	(3,431)	(471,488)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Douglas Dynamics, Inc.	(2,168)	$(95,175)
DXP Enterprises, Inc.*	(9,794)	(392,446)
Dycom Industries, Inc.*	(32,404)	(2,741,378)
Encore Wire Corp.	(4,883)	(244,638)
EnPro Industries, Inc.	(11,185)	(815,722)
Evoqua Water Technologies Corp.*	(58,856)	(1,046,460)
Flowserve Corp.	(44,458)	(2,431,408)
Franklin Electric Co., Inc.	(7,408)	(350,028)
Gates Industrial Corp. PLC (United Kingdom)*	(26,880)	(524,160)
General Dynamics Corp.	(28,289)	(5,791,324)
GMS, Inc.*	(16,503)	(382,870)
Granite Construction, Inc.	(40,398)	(1,846,189)
HEICO Corp.	(4,645)	(430,173)
Herc Holdings, Inc.*	(1,664)	(85,197)
Hyster-Yale Materials Handling, Inc.	(4,839)	(297,744)
JELD-WEN Holding, Inc.*	(92,979)	(2,292,862)
John Bean Technologies Corp.	(1,043)	(124,430)
Kratos Defense & Security Solutions, Inc.*	(177,765)	(2,627,367)
Lindsay Corp.	(68)	(6,816)
Lydall, Inc.*	(6,030)	(259,893)
MasTec, Inc.*	(12,542)	(560,000)
Maxar Technologies Ltd. (Canada)	(48,596)	(1,607,070)
Mercury Systems, Inc.*	(62,292)	(3,445,993)
Middleby Corp. (The)*	(26,675)	(3,450,411)
MRC Global, Inc.*	(203,900)	(3,827,203)
Mueller Water Products, Inc., Class A	(67,885)	(781,356)
Navistar International Corp.*	(13,302)	(512,127)
Northrop Grumman Corp.	(21,728)	(6,895,815)
NOW, Inc.*	(142,833)	(2,363,886)
Patrick Industries, Inc.*	(27,105)	(1,604,616)
Primoris Services Corp.	(31,237)	(775,302)
Raven Industries, Inc.	(18,694)	(855,250)
Regal Beloit Corp.	(2,926)	(241,249)
REV Group, Inc.	(53,148)	(834,424)
Roper Technologies, Inc.	(8,388)	(2,484,609)
SiteOne Landscape Supply, Inc.*	(2,884)	(217,281)
SPX Corp.*	(45,911)	(1,529,295)
Stanley Black & Decker, Inc.	(20,366)	(2,982,397)
Sun Hydraulics Corp.	(6,159)	(337,390)
Sunrun, Inc.*	(118,099)	(1,469,152)
Textainer Group Holdings Ltd. (Bermuda)*	(9,679)	(123,891)

The accompanying notes are an integral part of the financial statements.

21

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Thermon Group Holdings, Inc.*	(21,602)	$(556,900)
Timken Co. (The)	(17,503)	(872,525)
TPI Composites, Inc.*	(16,665)	(475,786)
Trex Co., Inc.*	(14,186)	(1,092,038)
Universal Forest Products, Inc.	(32,484)	(1,147,660)
USG Corp.	(77,808)	(3,369,864)
Vicor Corp.*	(13,664)	(628,544)
Vivint Solar, Inc.*	(3,215)	(16,718)
Welbilt, Inc.*	(99,149)	(2,070,231)
Wesco Aircraft Holdings, Inc.*	(114,299)	(1,285,864)
Woodward, Inc.	(48,742)	(3,941,278)

		(90,423,985)

Commercial & Professional Services — (1.2)%
ACCO Brands Corp.	(8,419)	(95,135)
Advanced Disposal Services, Inc.*	(25,433)	(688,726)
ASGN, Inc.*	(12,287)	(969,813)
Barrett Business Services, Inc.	(3,143)	(209,889)
Casella Waste Systems, Inc., Class A*	(20,598)	(639,774)
Cimpress NV (Netherlands)*	(961)	(131,282)
Civeo Corp. (Canada)*	(860)	(3,569)
Clean Harbors, Inc.*	(51,805)	(3,708,202)
Healthcare Services Group, Inc.	(56,029)	(2,275,898)
HNI Corp.	(13,879)	(614,007)
Huron Consulting Group, Inc.*	(4,224)	(208,666)
Kelly Services, Inc., Class A	(5,308)	(127,551)
Multi-Color Corp.	(18,732)	(1,166,067)
Steelcase, Inc., Class A	(31,958)	(591,223)
Team, Inc.*	(66,798)	(1,502,955)
Viad Corp.	(8,200)	(485,850)

		(13,418,607)

Consumer Durables & Apparel — (2.4)%
Canada Goose Holdings, Inc. (Canada)*	(51,818)	(3,344,334)
Deckers Outdoor Corp.*	(5,486)	(650,530)
G-III Apparel Group Ltd.*	(1,108)	(53,395)
Gildan Activewear, Inc. (Canada)	(37,524)	(1,141,855)
GoPro, Inc., Class A*	(172,672)	(1,243,238)
Hanesbrands, Inc.	(47,381)	(873,232)
Installed Building Products, Inc.*	(18,993)	(740,727)
iRobot Corp.*	(13,167)	(1,447,317)
Leggett & Platt, Inc.	(4,125)	(180,634)
Marine Products Corp.	(36)	(824)
Mattel, Inc.*	(394,905)	(6,200,008)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Newell Brands, Inc.	(39,051)	$(792,735)
Oxford Industries, Inc.	(11,743)	(1,059,219)
Polaris Industries, Inc.	(21,786)	(2,199,297)
Tempur Sealy International, Inc.*	(94,298)	(4,988,364)
TopBuild Corp.*	(23,319)	(1,324,986)

		(26,240,695)

Consumer Services — (3.8)%
Aramark	(120,888)	(5,200,602)
Belmond Ltd., Class A (Bermuda)*	(52,406)	(956,409)
Carrols Restaurant Group, Inc.*	(8,153)	(119,034)
Chegg, Inc.*	(24,938)	(708,987)
Chipotle Mexican Grill, Inc.*	(4,035)	(1,833,988)
Dave & Buster’s Entertainment, Inc.	(54,195)	(3,588,793)
Fiesta Restaurant Group, Inc.*	(33,636)	(899,763)
Golden Entertainment, Inc.*	(13,668)	(328,169)
Grand Canyon Education, Inc.*	(4,246)	(478,949)
Houghton Mifflin Harcourt Co.*	(51,214)	(358,498)
MGM Resorts International	(27,313)	(762,306)
Monarch Casino & Resort, Inc.*	(6,170)	(280,426)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(100,991)	(5,799,913)
PlayAGS, Inc.*	(15,284)	(450,419)
Red Rock Resorts, Inc., Class A	(41,972)	(1,118,554)
Royal Caribbean Cruises Ltd. (Liberia)	(36,642)	(4,761,261)
SeaWorld Entertainment, Inc.*	(42,506)	(1,335,964)
Service Corp. International	(43,090)	(1,904,578)
Shake Shack, Inc., Class A*	(47,762)	(3,009,484)
Six Flags Entertainment Corp.	(14,526)	(1,014,205)
Strategic Education, Inc.	(4,064)	(556,890)
Wingstop, Inc.	(39,860)	(2,721,242)
Wynn Resorts Ltd.	(15,659)	(1,989,633)

		(40,178,067)

Energy — (3.5)%
Andeavor	(20,162)	(3,094,867)
Cheniere Energy, Inc.*	(27,433)	(1,906,319)
DHT Holdings, Inc. (Marshall Islands)	(19,741)	(92,783)
Ensco PLC, Class A (United Kingdom)	(134,706)	(1,136,919)
Exterran Corp.*	(2,418)	(64,150)
Forum Energy Technologies, Inc.*	(209,367)	(2,166,948)
Green Plains, Inc.	(121,997)	(2,098,348)
Helix Energy Solutions Group, Inc.*	(36,724)	(362,833)
Liberty Oilfield Services, Inc., Class A	(72,066)	(1,554,464)

The accompanying notes are an integral part of the financial statements.

22

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
NexGen Energy Ltd. (Canada)*	(15,529)	$(31,834)
Nine Energy Service, Inc.*	(8,452)	(258,462)
Oil States International, Inc.*	(24,381)	(809,449)
Par Pacific Holdings, Inc.*	(690)	(14,076)
Rowan Cos. PLC, Class A (United Kingdom)*	(266,757)	(5,023,034)
Select Energy Services, Inc., Class A*	(47,212)	(558,990)
Solaris Oilfield Infrastructure, Inc., Class A*	(106,556)	(2,012,843)
Suncor Energy, Inc. (Canada)	(22,979)	(889,058)
Superior Energy Services, Inc.*	(34,324)	(334,316)
Targa Resources Corp.	(78,940)	(4,445,111)
TransCanada Corp. (Canada)	(36,707)	(1,485,165)
Unit Corp.*	(9,929)	(258,750)
US Silica Holdings, Inc.	(243,590)	(4,586,800)
Valero Energy Corp.	(33,158)	(3,771,722)

		(36,957,241)

Food & Staples Retailing — (0.8)%
Casey’s General Stores, Inc.	(16,360)	(2,112,240)
Chefs’ Warehouse, Inc. (The)*	(5,938)	(215,846)
Ingles Markets, Inc., Class A	(2,619)	(89,701)
PriceSmart, Inc.	(24,290)	(1,966,276)
Rite Aid Corp.*	(740,275)	(947,552)
Sprouts Farmers Market, Inc.*	(10,938)	(299,811)
United Natural Foods, Inc.*	(104,861)	(3,140,587)

		(8,772,013)

Food, Beverage & Tobacco — (2.6)%
Boston Beer Co., Inc. (The), Class A*	(3,779)	(1,086,461)
Bunge Ltd. (Bermuda)	(57,677)	(3,962,987)
Calavo Growers, Inc.	(5,797)	(559,990)
Campbell Soup Co.	(32,549)	(1,192,270)
Coca-Cola Bottling Co. Consolidated	(5,501)	(1,002,722)
Darling Ingredients, Inc.*	(46,422)	(896,873)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(30,308)	(1,027,138)
Freshpet, Inc.*	(19,140)	(702,438)
Hain Celestial Group, Inc. (The)*	(13,866)	(376,046)
Hostess Brands, Inc.*	(33,958)	(375,915)
J&J Snack Foods Corp.	(4,598)	(693,792)
JM Smucker Co. (The)	(26,368)	(2,705,620)
John B Sanfilippo & Son, Inc.	(5,705)	(407,223)
McCormick & Co., Inc., non-voting shares	(7,097)	(935,030)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
MGP Ingredients, Inc.	(44,302)	$(3,498,972)
National Beverage Corp.*	(3,276)	(382,047)
Primo Water Corp.*	(18,313)	(330,550)
Sanderson Farms, Inc.	(69,536)	(7,187,936)
SunOpta, Inc. (Canada)*	(4,746)	(34,883)
Turning Point Brands, Inc.	(1,912)	(79,272)

		(27,438,165)

Health Care Equipment & Services — (4.8)%
Align Technology, Inc.*	(406)	(158,835)
AngioDynamics, Inc.*	(424)	(9,218)
AtriCure, Inc.*	(35,792)	(1,253,794)
AxoGen, Inc.*	(8,167)	(300,954)
BioTelemetry, Inc.*	(57,304)	(3,693,243)
Brookdale Senior Living, Inc.*	(185,357)	(1,822,059)
Cardiovascular Systems, Inc.*	(14,138)	(553,361)
CryoLife, Inc.*	(12,406)	(436,691)
Diplomat Pharmacy, Inc.*	(49,888)	(968,326)
Ensign Group, Inc. (The)	(30,789)	(1,167,519)
Evolent Health, Inc., Class A*	(65,351)	(1,855,968)
Glaukos Corp.*	(70,542)	(4,578,176)
Hanger, Inc.*	(236)	(4,916)
Inovalon Holdings, Inc., Class A*	(57,847)	(581,362)
Inspire Medical Systems, Inc.*	(12,398)	(521,708)
Insulet Corp.*	(42,569)	(4,510,186)
iRhythm Technologies, Inc.*	(11,822)	(1,119,071)
K2M Group Holdings, Inc.*	(77,189)	(2,112,663)
LHC Group, Inc.*	(37,105)	(3,821,444)
Medidata Solutions, Inc.*	(46,100)	(3,379,591)
Merit Medical Systems, Inc.*	(32,508)	(1,997,617)
National Research Corp.	(757)	(29,220)
Nevro Corp.*	(76,263)	(4,346,991)
Novocure Ltd. (Jersey)*	(9,626)	(504,402)
NxStage Medical, Inc.*	(35,613)	(993,247)
OraSure Technologies, Inc.*	(25,308)	(391,009)
PetIQ, Inc.*	(7,742)	(304,338)
RadNet, Inc.*	(30,273)	(455,609)
Select Medical Holdings Corp.*	(38,527)	(708,897)
Senseonics Holdings, Inc.*	(123,889)	(590,951)
Sientra, Inc.*	(4,123)	(98,457)
STAAR Surgical Co.*	(16,913)	(811,824)
Surgery Partners, Inc.*	(18,950)	(312,675)
Tactile Systems Technology, Inc.*	(5,860)	(416,353)
US Physical Therapy, Inc.	(3,071)	(364,221)
ViewRay, Inc.*	(121,919)	(1,141,162)

The accompanying notes are an integral part of the financial statements.

23

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Vocera Communications, Inc.*	(31,487)	$(1,151,794)
Wright Medical Group NV (Netherlands)*	(127,394)	(3,696,974)

		(51,164,826)

Household & Personal Products — (0.6)%
Central Garden & Pet Co., Class A*	(40,937)	(1,356,652)
Coty, Inc., Class A	(107,911)	(1,355,362)
Inter Parfums, Inc.	(6,662)	(429,366)
Spectrum Brands Holdings, Inc.	(15,483)	(1,156,890)
WD-40 Co.	(10,077)	(1,734,252)

		(6,032,522)

Materials — (3.5)%
A. Schulman, Inc. CVR(c)	(6,743)	(13,486)
Air Products & Chemicals, Inc.	(4,247)	(709,461)
Cabot Corp.	(45,665)	(2,864,109)
Chase Corp.	(1,381)	(165,927)
Crown Holdings, Inc.*	(47,771)	(2,293,008)
Ferro Corp.*	(98,549)	(2,288,308)
GCP Applied Technologies, Inc.*	(13,619)	(361,584)
Graphic Packaging Holding Co.	(148,312)	(2,077,851)
Huntsman Corp.	(83,975)	(2,286,639)
Ingevity Corp.*	(30,259)	(3,082,787)
Innophos Holdings, Inc.	(18,938)	(840,847)
Innospec, Inc.	(458)	(35,152)
KapStone Paper and Packaging Corp.	(1,759)	(59,648)
Koppers Holdings, Inc.*	(12,151)	(378,504)
Martin Marietta Materials, Inc.	(34,787)	(6,329,495)
Minerals Technologies, Inc.	(8,163)	(551,819)
Nutrien Ltd. (Canada)	(27,600)	(1,592,520)
PH Glatfelter Co.	(30,101)	(575,230)
PQ Group Holdings, Inc.*	(16,395)	(286,421)
Rayonier Advanced Materials, Inc.	(23,685)	(436,515)
Sensient Technologies Corp.	(18,536)	(1,418,189)
Silgan Holdings, Inc.	(38,907)	(1,081,615)
Summit Materials, Inc., Class A*	(5,249)	(95,427)
Tronox Ltd., Class A (Australia)	(158,681)	(1,896,238)
US Concrete, Inc.*	(34,637)	(1,588,106)
WR Grace & Co.	(56,033)	(4,004,118)

		(37,313,004)

Media — (1.3)%
Altice USA, Inc., Class A	(16,623)	(301,541)
Boston Omaha Corp., Class A*	(287)	(8,581)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Charter Communications, Inc., Class A*	(10,366)	$(3,378,072)
Discovery, Inc., Class A*	(26,645)	(852,640)
Entercom Communications Corp., Class A	(121,528)	(960,071)
EW Scripps Co. (The), Class A	(69,598)	(1,148,367)
Lions Gate Entertainment Corp., Class B (Canada)	(25,159)	(586,205)
Live Nation Entertainment, Inc.*	(22,568)	(1,229,279)
Madison Square Garden Co. (The), Class A*	(4,324)	(1,363,444)
Meredith Corp.	(51,695)	(2,639,030)
National CineMedia, Inc.	(26,635)	(282,065)
New York Times Co. (The), Class A	(51,883)	(1,201,091)
WideOpenWest, Inc.*	(17,130)	(192,027)

		(14,142,413)

Pharmaceuticals, Biotechnology & Life Sciences — (1.8)%
Accelerate Diagnostics, Inc.*	(11,837)	(271,659)
Aclaris Therapeutics, Inc.*	(25,439)	(369,374)
Aerie Pharmaceuticals, Inc.*	(6,614)	(407,092)
Aimmune Therapeutics, Inc.*	(1,725)	(47,058)
Alder Biopharmaceuticals, Inc.*	(23,667)	(394,055)
Apellis Pharmaceuticals, Inc.*	(544)	(9,672)
Bio-Techne Corp.	(2,745)	(560,282)
Cambrex Corp.*	(31,722)	(2,169,785)
Charles River Laboratories International, Inc.*	(20,524)	(2,761,299)
Codexis, Inc.*	(19,090)	(327,394)
Coherus Biosciences, Inc.*	(18,298)	(301,917)
Cymabay Therapeutics, Inc.*	(4,252)	(47,112)
Dova Pharmaceuticals, Inc.*	(13,702)	(287,331)
Dynavax Technologies Corp.*	(23,237)	(288,139)
Epizyme, Inc.*	(45,869)	(486,211)
Esperion Therapeutics, Inc.*	(5,788)	(256,814)
Flexion Therapeutics, Inc.*	(43,204)	(808,347)
Insmed, Inc.*	(40,411)	(817,110)
Intra-Cellular Therapies, Inc.*	(42,566)	(923,682)
La Jolla Pharmaceutical Co.*	(54,777)	(1,102,661)
Luminex Corp.	(16,166)	(489,991)
NeoGenomics, Inc.*	(59,919)	(919,757)
Omeros Corp.*	(6,212)	(151,635)
Portola Pharmaceuticals, Inc.*	(20,268)	(539,737)
Radius Health, Inc.*	(20,753)	(369,403)
Revance Therapeutics, Inc.*	(32,193)	(799,996)

The accompanying notes are an integral part of the financial statements.

24

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
TherapeuticsMD, Inc.*	(114,213)	$(749,237)
Theravance Biopharma, Inc. (Cayman Islands)*	(42,856)	(1,400,106)
Zogenix, Inc.*	(16,578)	(822,269)

		(18,879,125)

Retailing — (4.2)%
1-800-Flowers.com, Inc., Class A*	(2,530)	(29,854)
At Home Group, Inc.*	(76,184)	(2,402,081)
Big Lots, Inc.	(67,809)	(2,833,738)
Boot Barn Holdings, Inc.*	(43,866)	(1,246,233)
Camping World Holdings, Inc., Class A	(145,787)	(3,108,179)
Carvana Co.*	(29,607)	(1,749,478)
Children’s Place, Inc. (The)	(16,527)	(2,112,151)
Dillard’s, Inc., Class A	(53,909)	(4,115,413)
DSW, Inc., Class A	(124,247)	(4,209,488)
Duluth Holdings, Inc., Class B*	(5,122)	(161,138)
Express, Inc.*	(46,203)	(511,005)
Five Below, Inc.*	(6,805)	(885,058)
Floor & Decor Holdings, Inc., Class A*	(71,134)	(2,146,113)
GameStop Corp., Class A	(110,593)	(1,688,755)
Guess?, Inc.	(106,160)	(2,399,216)
LKQ Corp.*	(127,755)	(4,046,001)
Lumber Liquidators Holdings, Inc.*	(6,619)	(102,528)
Michaels Cos., Inc. (The)*	(121,055)	(1,964,723)
Monro, Inc.	(28,914)	(2,012,414)
Murphy USA, Inc.*	(2,732)	(233,477)
National Vision Holdings, Inc.*	(17,630)	(795,818)
Ollie’s Bargain Outlet Holdings, Inc.*	(11,434)	(1,098,807)
Overstock.com, Inc.*	(109,501)	(3,033,178)
Party City Holdco, Inc.*	(103,118)	(1,397,249)
Shutterfly, Inc.*	(7,701)	(507,419)
Sleep Number Corp.*	(11,280)	(414,878)
Sonic Automotive, Inc., Class A	(858)	(16,602)

		(45,220,994)

Semiconductors & Semiconductor Equipment — (3.1)%
Ambarella, Inc. (Cayman Islands)*	(143,863)	(5,564,621)
Amkor Technology, Inc.*	(21,058)	(155,619)
Brooks Automation, Inc.	(42,805)	(1,499,459)
CEVA, Inc.*	(13,105)	(376,769)
Cree, Inc.*	(14,544)	(550,781)
FormFactor, Inc.*	(105,315)	(1,448,081)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Inphi Corp.*	(142,755)	$(5,421,835)
MACOM Technology Solutions Holdings, Inc.*	(30,800)	(634,480)
Marvell Technology Group Ltd. (Bermuda)	(239,509)	(4,622,524)
MaxLinear, Inc.*	(58,765)	(1,168,248)
Microchip Technology, Inc.	(63,927)	(5,044,480)
Photronics, Inc.*	(20,214)	(199,108)
Rambus, Inc.*	(96,498)	(1,052,793)
Rudolph Technologies, Inc.*	(10,201)	(249,414)
Synaptics, Inc.*	(92,625)	(4,225,552)
Teradyne, Inc.	(19)	(703)
Veeco Instruments, Inc.*	(21,732)	(222,753)
Xperi Corp.	(49,858)	(740,391)

		(33,177,611)

Software & Services — (8.1)%
8x8, Inc.*	(147,157)	(3,127,086)
ACI Worldwide, Inc.*	(106,469)	(2,996,038)
Avalara, Inc.*	(11,648)	(406,865)
Benefitfocus, Inc.*	(36,885)	(1,491,998)
Black Knight, Inc.*	(8,032)	(417,262)
BlackBerry Ltd. (Canada)*	(138,742)	(1,578,884)
Blackline, Inc.*	(26,905)	(1,519,325)
Box, Inc., Class A*	(166,397)	(3,978,552)
Carbon Black, Inc.*	(694)	(14,699)
Cloudera, Inc.*	(262,336)	(4,630,230)
comScore, Inc.*	(5,999)	(109,362)
CSG Systems International, Inc.	(38,392)	(1,541,055)
Ellie Mae, Inc.*	(25,687)	(2,434,357)
Everbridge, Inc.*	(4,642)	(267,565)
Exela Technologies, Inc.*	(1,984)	(14,146)
Fidelity National Information Services, Inc.	(4,502)	(491,033)
FireEye, Inc.*	(352,234)	(5,987,978)
ForeScout Technologies, Inc.*	(73,214)	(2,764,561)
Global Payments, Inc.	(30,879)	(3,933,985)
GTT Communications, Inc.*	(10,367)	(449,928)
Hortonworks, Inc.*	(138,400)	(3,156,904)
Instructure, Inc.*	(39,842)	(1,410,407)
LiveRamp Holdings, Inc.*	(40,894)	(2,020,573)
ManTech International Corp., Class A	(20,175)	(1,277,078)
MINDBODY, Inc., Class A*	(8,910)	(362,192)
MongoDB, Inc.*	(9,785)	(797,967)
Nutanix, Inc., Class A*	(8,343)	(356,413)

The accompanying notes are an integral part of the financial statements.

25

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
OneSpan, Inc.*	(6,273)	$(119,501)
Pandora Media, Inc.*	(194,372)	(1,848,478)
PayPal Holdings, Inc.*	(27,160)	(2,385,734)
Presidio, Inc.	(20,718)	(315,950)
PROS Holdings, Inc.*	(58,003)	(2,031,265)
Quotient Technology, Inc.*	(14,767)	(228,888)
SecureWorks Corp., Class A*	(20,980)	(307,357)
SendGrid, Inc.*	(17,966)	(660,969)
Snap, Inc., Class A*	(440,897)	(3,738,807)
Splunk, Inc.*	(5,027)	(607,815)
Switch, Inc., Class A	(191,057)	(2,063,416)
Take-Two Interactive Software, Inc.*	(3,100)	(427,769)
Tenable Holdings, Inc.*	(21,716)	(844,318)
Teradata Corp.*	(56,021)	(2,112,552)
TiVo Corp.	(122,553)	(1,525,785)
Travelport Worldwide Ltd. (Bermuda)	(95,289)	(1,607,525)
TrueCar, Inc.*	(243,706)	(3,436,255)
Workiva, Inc.*	(35,296)	(1,394,192)
Worldpay, Inc., Class A*	(53,291)	(5,396,780)
Yelp, Inc.*	(77,300)	(3,803,160)
Yext, Inc.*	(13,573)	(321,680)
Zynga, Inc., Class A*	(931,589)	(3,735,672)

		(86,450,311)

Technology Hardware & Equipment — (3.9)%
3D Systems Corp.*	(41,059)	(776,015)
Acacia Communications, Inc.*	(57,312)	(2,370,997)
Anixter International, Inc.*	(5,301)	(372,660)
Arrow Electronics, Inc.*	(32,377)	(2,386,832)
Badger Meter, Inc.	(10,036)	(531,406)
Benchmark Electronics, Inc.	(22,494)	(526,360)
CalAmp Corp.*	(722)	(17,299)
Celestica, Inc. (Canada)*	(23,754)	(257,256)
Cognex Corp.	(15,518)	(866,215)
Control4 Corp.*	(10,358)	(355,590)
Cray, Inc.*	(66,581)	(1,431,492)
Electronics For Imaging, Inc.*	(66,479)	(2,265,604)
ePlus, Inc.*	(3,695)	(342,526)
Extreme Networks, Inc.*	(108,072)	(592,235)
FARO Technologies, Inc.*	(5,046)	(324,710)
Finisar Corp.*	(248,408)	(4,732,172)
Fitbit, Inc., Class A*	(621,854)	(3,326,919)
Infinera Corp.*	(346,519)	(2,529,589)
Knowles Corp.*	(52,490)	(872,384)
Littelfuse, Inc.	(4,921)	(973,817)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Methode Electronics, Inc.	(6,798)	$(246,088)
National Instruments Corp.	(11,916)	(575,900)
NetScout Systems, Inc.*	(112,246)	(2,834,212)
nLight, Inc.*	(1,062)	(23,587)
Pure Storage, Inc., Class A*	(19,537)	(506,985)
Quantenna Communications, Inc.*	(8,858)	(163,430)
Ribbon Communications, Inc.*	(3,274)	(22,361)
Rogers Corp.*	(6,837)	(1,007,227)
Sanmina Corp.*	(90,431)	(2,495,896)
Stratasys Ltd. (Israel)*	(6,147)	(142,057)
TTM Technologies, Inc.*	(97,368)	(1,549,125)
ViaSat, Inc.*	(66,776)	(4,270,325)
Viavi Solutions, Inc.*	(201,484)	(2,284,829)

		(41,974,100)

Telecommunication Services — (1.1)%
AT&T, Inc.	(119,599)	(4,016,134)
ATN International, Inc.	(13,312)	(983,490)
Boingo Wireless, Inc.*	(73,031)	(2,548,782)
Cincinnati Bell, Inc.*	(24,685)	(393,726)
Consolidated Communications Holdings, Inc.	(70,198)	(915,382)
Iridium Communications, Inc.*	(60,620)	(1,363,950)
ORBCOMM, Inc.*	(75,519)	(820,136)
Sprint Corp.*	(197,311)	(1,290,414)

		(12,332,014)

Transportation — (2.9)%
Air Transport Services Group, Inc.*	(75,687)	(1,625,000)
Allegiant Travel Co.	(11,914)	(1,510,695)
Atlas Air Worldwide Holdings, Inc.*	(64,384)	(4,104,480)
Canadian National Railway Co. (Canada)	(7,529)	(676,104)
Canadian Pacific Railway Ltd. (Canada)	(3,281)	(695,375)
Hawaiian Holdings, Inc.	(86,077)	(3,451,688)
Hub Group, Inc., Class A*	(29,149)	(1,329,194)
Kansas City Southern	(38,877)	(4,403,987)
Ryder System, Inc.	(79,431)	(5,804,023)
Saia, Inc.*	(14,568)	(1,113,724)
SkyWest, Inc.	(7,737)	(455,709)
Spirit Airlines, Inc.*	(58,452)	(2,745,490)

The accompanying notes are an integral part of the financial statements.

26

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

September 30, 2018

Number of Shares		Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.	(92,337)	$(3,264,113)

		(31,179,582)

TOTAL COMMON STOCK (Proceeds $636,354,480)		(639,842,859)

TOTAL SECURITIES SOLD SHORT - (59.8)%		(639,842,859)

(Proceeds $636,354,480)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		426,800,402

NET ASSETS - 100.0%		$1,069,044,651

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
(c)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC  Public Limited Company

The accompanying notes are an integral part of the financial statements.

27

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 172.7%
COMMON STOCKS — 172.7%
Automobiles & Components — 0.7%
BorgWarner, Inc.†	13,677	$585,102
Dana, Inc.†	11,181	208,749
Delphi Technologies PLC (Jersey)†	4,605	144,413
Fiat Chrysler Automobiles NV (Netherlands)(a)*	12,293	215,250
Gentex Corp.(a)	8,745	187,668
Goodyear Tire & Rubber Co. (The)(b)	35,010	818,884
Harley-Davidson, Inc.(a)	39,648	1,796,054
Lear Corp.†(b)	9,997	1,449,565
Standard Motor Products, Inc.(a)	1,326	65,266
Tenneco, Inc., Class A†	6,485	273,278
Thor Industries, Inc.	4,412	369,284
Visteon Corp.(a)*	2,750	255,475

		6,368,988

Capital Goods — 22.2%
3M Co.†(a)	25,095	5,287,767
Actuant Corp., Class A	4,427	123,513
Acuity Brands, Inc.(a)	6,214	976,841
AECOM(a)*	14,228	464,687
Allison Transmission Holdings, Inc.(a)(b)	96,130	4,999,721
Altra Industrial Motion Corp.(a)	6,551	270,556
AMETEK, Inc.†	46,393	3,670,614
Applied Industrial Technologies, Inc.	12,824	1,003,478
Arconic, Inc.(a)	92,297	2,031,457
Argan, Inc.†	5,898	253,614
Armstrong World Industries, Inc.(b)*	31,745	2,209,452
Atkore International Group, Inc.*	33,653	892,814
AZZ, Inc.	1,746	88,173
Boeing Co. (The)†(b)	31,180	11,595,842
Carlisle Cos., Inc.(a)	1,529	186,232
Caterpillar, Inc.†(a)	36,185	5,517,851
Colfax Corp.(a)*	16,785	605,267
Columbus McKinnon Corp.	8,196	324,070
Comfort Systems USA, Inc.	3,231	182,228
Continental Building Products, Inc.†*	23,743	891,550
Crane Co.	27	2,655
Curtiss-Wright Corp.†	6,707	921,676
Deere & Co.†	3,108	467,226
Donaldson Co., Inc.(a)	7,951	463,225
Dover Corp.(a)	49,873	4,415,257
Eaton Corp. PLC (Ireland)†	33,994	2,948,300
Emerson Electric Co.†	135,409	10,369,621

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Engility Holdings, Inc.(a)*	2,634	$94,798
Esterline Technologies Corp.*	9,892	899,677
Fastenal Co.(a)	5,123	297,237
Federal Signal Corp.	6,364	170,428
Fluor Corp.†(b)	52,232	3,034,679
Fortune Brands Home & Security, Inc.	3,841	201,115
Gardner Denver Holdings, Inc.†*	39,787	1,127,564
Generac Holdings, Inc.(b)*	43,192	2,436,461
Gibraltar Industries, Inc.†*	6,015	274,284
Global Brass & Copper Holdings, Inc.	1,171	43,210
Gorman-Rupp Co. (The)	455	16,608
Graco, Inc.	5,039	233,507
GrafTech International Ltd.†	56,224	1,096,930
Harris Corp.†(b)	25,653	4,340,744
Harsco Corp.(b)*	66,953	1,911,508
HD Supply Holdings, Inc.(b)*	13,226	565,941
Hexcel Corp.(a)	6,180	414,369
Hillenbrand, Inc.†	41,832	2,187,814
Honeywell International, Inc.†	69,302	11,531,853
IDEX Corp.	2,566	386,594
Illinois Tool Works, Inc.†(b)	39,321	5,548,980
Insteel Industries, Inc.	20	718
ITT, Inc.	19,576	1,199,226
Jacobs Engineering Group, Inc.(b)	71,538	5,472,657
Johnson Controls International PLC (Ireland)	8,249	288,715
Kaman Corp.	7,653	511,067
Kennametal, Inc.(a)	68,974	3,004,507
KLX, Inc.*	4,745	297,891
L3 Technologies, Inc.	634	134,801
Lincoln Electric Holdings, Inc.	3,382	316,014
Lockheed Martin Corp.(b)	10,760	3,722,530
Manitowoc Co., Inc. (The)(a)*	4,272	102,485
Masco Corp.	7,597	278,050
Milacron Holdings Corp.*	21,156	428,409
MSC Industrial Direct Co., Inc., Class A(a)(b)	19,123	1,684,928
Mueller Industries, Inc.	1,800	52,164
National Presto Industries, Inc.(a)	2,370	307,270
Nexeo Solutions, Inc.(a)*	1,271	15,570
Nordson Corp.(a)	2,255	313,220
NV5 Global, Inc.*	28	2,428
nVent Electric PLC (Ireland)	4,221	114,642
Oshkosh Corp.(b)	31,755	2,262,226

The accompanying notes are an integral part of the financial statements.

28

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Parker-Hannifin Corp.(b)	51,237	$9,424,021
Pentair PLC (Ireland)†	54,430	2,359,540
PGT Innovations, Inc.*	6,606	142,690
Quanex Building Products Corp.	832	15,142
Quanta Services, Inc.†*	21,781	727,050
Raytheon Co.†	17,141	3,542,359
Rexnord Corp.†*	24,285	747,978
Rockwell Automation, Inc.†(a)(b)	30,111	5,646,415
Snap-on, Inc.(a)	32,530	5,972,508
Spirit AeroSystems Holdings, Inc., Class A†	8,111	743,535
SPX FLOW, Inc.†*	30,354	1,578,408
Standex International Corp.	342	35,654
Systemax, Inc.	17,197	566,469
Teledyne Technologies, Inc.†(a)*	12,252	3,022,323
Textron, Inc.†	57,327	4,097,161
Toro Co. (The)	2,796	167,676
TransDigm Group, Inc.(a)*	4,847	1,804,538
TriMas Corp.(a)*	15,915	483,816
United Rentals, Inc.(b)*	40,895	6,690,422
United Technologies Corp.(a)	76,746	10,729,858
Valmont Industries, Inc.(a)	7,285	1,008,972
WABCO Holdings, Inc.*	1,964	231,634
Watts Water Technologies, Inc., Class A	3,053	253,399
WESCO International, Inc.*	20,695	1,271,708
WW Grainger, Inc.(a)	19,945	7,128,542
Xylem, Inc.†	7,299	582,971

		187,462,295

Commercial & Professional Services — 4.1%
Brink’s Co. (The)(a)	1,954	136,292
CBIZ, Inc.*	3,093	73,304
Cintas Corp.(b)	10,472	2,071,466
Copart, Inc.†*	33,499	1,726,204
Deluxe Corp.(a)	19,655	1,119,156
Dun & Bradstreet Corp. (The)†	16,811	2,395,736
Equifax, Inc.	1,271	165,954
FTI Consulting, Inc.†*	19,712	1,442,721
ICF International, Inc.†	6,384	481,673
KAR Auction Services, Inc.	19,866	1,185,802
Kforce, Inc.	117	4,399
Korn/Ferry International†	11,896	585,759
ManpowerGroup, Inc.†	2,908	249,972
Navigant Consulting, Inc.	20,474	472,130

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)†(a)	18,115	$501,061
Quad/Graphics, Inc.†(a)	13,720	285,925
Republic Services, Inc.†(b)	99,131	7,202,858
Ritchie Bros Auctioneers, Inc. (Canada)	3,003	108,498
Robert Half International, Inc.†(a)	46,780	3,292,376
SP Plus Corp.†*	17,981	656,306
Tetra Tech, Inc.	19,908	1,359,716
TriNet Group, Inc.*	10,266	578,181
Verisk Analytics, Inc.†(a)*	11,593	1,397,536
Waste Management, Inc.†(b)	83,405	7,536,476

		35,029,501

Consumer Durables & Apparel — 5.7%
Acushnet Holdings Corp.(a)	6,913	189,624
Carter’s, Inc.(a)	2,058	202,919
Cavco Industries, Inc.†*	4,664	1,179,992
Crocs, Inc.(a)*	86,877	1,849,611
Deckers Outdoor Corp.(a)*	21,189	2,512,592
Fossil Group, Inc.†(a)*	42,779	995,895
Garmin Ltd. (Switzerland)(b)	98,960	6,932,148
Hasbro, Inc.(a)	27,573	2,898,474
Helen of Troy Ltd. (Bermuda)(a)*	9,581	1,254,153
Johnson Outdoors, Inc., Class A	20	1,860
Malibu Boats, Inc., Class A*	3,970	217,238
Michael Kors Holdings Ltd. (British Virgin Islands)†*	66,555	4,563,011
NIKE, Inc., Class B†	30,512	2,584,977
PVH Corp.	16,668	2,406,859
Ralph Lauren Corp.†	27,887	3,835,857
Sturm Ruger & Co., Inc.	1,386	95,703
Tapestry, Inc.†(b)	117,557	5,909,590
TopBuild Corp.†*	3,204	182,051
Tupperware Brands Corp.(a)	587	19,635
Under Armour, Inc., Class C(a)*	63,161	1,229,113
VF Corp.(a)(b)	79,904	7,467,029
Whirlpool Corp.(a)	14,629	1,737,194

		48,265,525

Consumer Services — 5.5%
Adtalem Global Education, Inc.(a)*	10,934	527,019
BJ’s Restaurants, Inc.(a)	27,745	2,003,189
Bloomin’ Brands, Inc.(a)	6,273	124,143
Boyd Gaming Corp.†(a)(b)	108,150	3,660,878
Brinker International, Inc.(a)	38,049	1,778,030

The accompanying notes are an integral part of the financial statements.

29

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Choice Hotels International, Inc.(a)	12,767	$1,063,491
Churchill Downs, Inc.(a)	780	216,606
Darden Restaurants, Inc.(b)	28,648	3,185,371
Denny’s Corp.*	1,151	16,943
Dine Brands Global, Inc.(a)	4,800	390,288
Eldorado Resorts, Inc.(a)*	10,300	500,580
Graham Holdings Co., Class B†	2,375	1,375,838
Grand Canyon Education, Inc.*	1,007	113,590
Hilton Worldwide Holdings, Inc.†	15,657	1,264,772
Hyatt Hotels Corp., Class A(b)	41,404	3,295,344
International Game Technology PLC (United Kingdom)(a)	6,187	122,193
Jack in the Box, Inc.†	10,704	897,316
Las Vegas Sands Corp.	181	10,739
Laureate Education, Inc., Class A(a)*	7,870	121,513
Marriott International, Inc., Class A(a)(b)	29,865	3,943,076
McDonald’s Corp.†(b)	52,884	8,846,964
Planet Fitness, Inc., Class A*	9,901	534,951
Ruth’s Hospitality Group, Inc.(a)	8,750	276,062
Sonic Corp.	6,124	265,414
Stars Group, Inc. (The) (Canada)†*	40,061	997,519
Vail Resorts, Inc.†(a)	6,159	1,690,153
Wyndham Destinations, Inc.†	2,234	96,866
Wyndham Hotels & Resorts, Inc.	21,552	1,197,645
Yum! Brands, Inc.†	85,298	7,754,441

		46,270,934

Energy — 3.9%
Cameco Corp. (Canada)†	28,007	319,280
Chevron Corp.†	25,721	3,145,164
CONSOL Energy, Inc.*	1,784	72,805
CVR Energy, Inc.(a)	67,416	2,711,472
Diamond Offshore Drilling, Inc.*	24,238	484,760
Dril-Quip, Inc.(a)*	3,168	165,528
Enbridge, Inc. (Canada)	3,297	106,460
Frank’s International NV (Netherlands)(a)*	35,043	304,173
FTS International, Inc.(a)*	12,744	150,252
Halliburton Co.†	3,675	148,948
Helmerich & Payne, Inc.(a)	21,278	1,463,288
HollyFrontier Corp.(a)(b)	36,645	2,561,486
Imperial Oil Ltd. (Canada)†	1,770	57,295
Kinder Morgan, Inc.†	195,514	3,466,463
Mammoth Energy Services, Inc.	7,611	221,480

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Matrix Service Co.*	4,532	$111,714
Noble Corp. PLC (United Kingdom)(a)*	248,088	1,744,059
ONEOK, Inc.	37,040	2,510,942
Phillips 66†(a)	21,310	2,402,063
Precision Drilling Corp. (Canada)(a)*	49,624	171,699
ProPetro Holding Corp.(a)*	18,094	298,370
Renewable Energy Group, Inc.*	13,500	388,800
Rowan Cos. PLC, Class A (United Kingdom)†(a)*	13,129	247,219
RPC, Inc.(a)	115,203	1,783,342
Ship Finance International Ltd. (Bermuda)(a)	28,024	389,534
TechnipFMC PLC (United Kingdom)†	104,722	3,272,562
Tidewater, Inc.*	6,124	191,008
Transocean Ltd. (Switzerland)(a)*	151,385	2,111,821
Valero Energy Corp.†(a)	7,891	897,601
Williams Cos., Inc. (The)	49,109	1,335,274

		33,234,862

Food & Staples Retailing — 5.1%
BJ’s Wholesale Club Holdings, Inc.*	2,191	58,675
Kroger Co. (The)†(a)	370,768	10,793,056
SUPERVALU, Inc.(a)*	16,229	522,898
Sysco Corp.†(b)	131,118	9,604,394
Walgreens Boots Alliance, Inc.(a)	111,021	8,093,431
Walmart, Inc.†(b)	147,543	13,855,763
Weis Markets, Inc.(a)	7,070	306,838

		43,235,055

Food, Beverage & Tobacco — 8.8%
Altria Group, Inc.†	162,122	9,777,578
Archer-Daniels-Midland Co.†	161,543	8,120,767
Brown-Forman Corp., Class B†	52,862	2,672,174
Coca-Cola Co. (The)†(b)	60,510	2,794,957
Conagra Brands, Inc.†(a)(b)	103,852	3,527,852
Dean Foods Co.(a)	9,336	66,286
General Mills, Inc.†	22,861	981,194
Hershey Co. (The)	664	67,728
Ingredion, Inc.†	18,919	1,985,738
Kellogg Co.(a)	67,517	4,727,540
Kraft Heinz Co. (The)†(b)	110,289	6,078,027
McCormick & Co., Inc., non-voting shares(a)	17,899	2,358,193
Molson Coors Brewing Co., Class B(a)	14,277	878,036

The accompanying notes are an integral part of the financial statements.

30

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A†(a)(b)	180,099	$7,737,053
PepsiCo, Inc.†	87,216	9,750,749
Philip Morris International, Inc.†(a)	120,634	9,836,496
Pilgrim’s Pride Corp.(a)*	94,004	1,700,532
TreeHouse Foods, Inc.(a)*	10,441	499,602
Tyson Foods, Inc., Class A(b)	8,475	504,517
Universal Corp.†	5,119	332,735

		74,397,754

Health Care Equipment & Services — 15.8%
Abbott Laboratories†	49,743	3,649,146
Acadia Healthcare Co., Inc.(a)*	1,100	38,720
Allscripts Healthcare Solutions, Inc.(a)*	131,821	1,878,449
AmerisourceBergen Corp.†	44,264	4,082,026
AMN Healthcare Services, Inc.(a)*	21,475	1,174,682
Avanos Medical, Inc.(a)*	37,325	2,556,762
Baxter International, Inc.†	22,409	1,727,510
Becton Dickinson and Co.†	19,495	5,088,195
Boston Scientific Corp.*	7,936	305,536
Brookdale Senior Living, Inc.(a)*	163,622	1,608,404
Cardinal Health, Inc.†(a)(b)	75,755	4,090,770
Cerner Corp.(a)(b)*	38,106	2,454,407
CONMED Corp.†(a)	23,886	1,892,249
Cooper Cos., Inc. (The)(a)	5,282	1,463,906
CVS Health Corp.†(a)	118,021	9,290,613
Danaher Corp.†(b)	39,807	4,325,429
DaVita, Inc.*	33,031	2,366,011
DENTSPLY SIRONA, Inc.(b)	51,361	1,938,364
Encompass Health Corp.	10,235	797,818
Envision Healthcare Corp.*	68,245	3,120,844
Express Scripts Holding Co.†*	122,034	11,594,450
Globus Medical, Inc., Class A†*	63,866	3,625,034
Haemonetics Corp.(a)*	22,415	2,568,311
HCA Healthcare, Inc.†	45,384	6,313,822
HealthStream, Inc.	288	8,931
Hill-Rom Holdings, Inc.†(a)	18,999	1,793,506
HMS Holdings Corp.(a)*	25,060	822,219
Hologic, Inc.*	4,582	187,770
ICU Medical, Inc.(b)*	16,491	4,662,830
Integer Holdings Corp.†*	37,309	3,094,782
Laboratory Corp. of America Holdings†*	37,141	6,450,649
LifePoint Health, Inc.(b)*	31,295	2,015,398

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Masimo Corp.†*	6,344	$790,082
McKesson Corp.(b)	29,827	3,956,552
Medtronic PLC (Ireland)†	135,114	13,291,164
Meridian Bioscience, Inc.†(a)	7,086	105,581
NextGen Healthcare, Inc.*	34,838	699,547
Owens & Minor, Inc.(a)	26,461	437,136
Patterson Cos., Inc.(a)	42,555	1,040,470
Quest Diagnostics, Inc.	18,024	1,944,970
Quidel Corp.*	2,415	157,386
ResMed, Inc.†(b)	41,005	4,729,517
STERIS PLC (United Kingdom)†(a)	22,337	2,555,353
Stryker Corp.†	5,136	912,564
Tabula Rasa HealthCare, Inc.(a)*	2,048	166,277
Tenet Healthcare Corp.(a)*	72,947	2,076,072
Tivity Health, Inc.(a)*	10,426	335,196
Universal Health Services, Inc., Class B†	4,879	623,731
Varex Imaging Corp.(a)*	352	10,088
Varian Medical Systems, Inc.†(a)(b)*	17,881	2,001,420
West Pharmaceutical Services, Inc.(a)	4,902	605,250

		133,425,899

Household & Personal Products — 4.3%
Avon Products, Inc.*	293,653	646,037
Church & Dwight Co., Inc.(a)(b)	67,975	4,035,676
Clorox Co. (The)(a)(b)	25,575	3,846,736
Colgate-Palmolive Co.†	152,726	10,225,006
Edgewell Personal Care Co.(a)*	7,364	340,438
Energizer Holdings, Inc.(a)	1,735	101,758
Estee Lauder Cos., Inc. (The), Class A†	7,974	1,158,782
Kimberly-Clark Corp.†	66,964	7,609,789
Procter & Gamble Co. (The)†	105,906	8,814,556

		36,778,778

Materials — 4.7%
Albemarle Corp.(a)	9,426	940,526
AptarGroup, Inc.(a)	11,242	1,211,213
Bemis Co., Inc.	10,965	532,899
Celanese Corp.(b)	29,612	3,375,768
CF Industries Holdings, Inc.†	33,630	1,830,817
Chemours Co. (The)†	4,289	169,158
Domtar Corp.†	65,881	3,437,012
DowDuPont, Inc.†	4,853	312,096
Eagle Materials, Inc.(b)	1,378	117,461
FMC Corp.†	19,019	1,658,076

The accompanying notes are an integral part of the financial statements.

31

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FutureFuel Corp.	2,282	$42,308
Greif, Inc., Class A	4,905	263,202
HB Fuller Co.	1,348	69,651
International Paper Co.†	16,480	809,992
KMG Chemicals, Inc.	3,754	283,652
Kraton Corp.(a)*	22,673	1,069,032
Kronos Worldwide, Inc.(a)	39,894	648,278
Louisiana-Pacific Corp.†(a)	12,636	334,728
LyondellBasell Industries NV, Class A (Netherlands)†	25,733	2,637,890
Methanex Corp. (Canada)†	63,940	5,057,654
Minerals Technologies, Inc.†	2,527	170,825
Norbord, Inc. (Canada)(a)	2,505	83,091
PolyOne Corp.(a)	26,843	1,173,576
Praxair, Inc.	5,421	871,317
RPM International, Inc.(a)(b)	53,751	3,490,590
Sherwin-Williams Co. (The)(b)	6,670	3,036,251
Tredegar Corp.	1,701	36,827
Verso Corp., Class A*	37,615	1,266,497
Vulcan Materials Co.(a)	8,744	972,333
Westlake Chemical Corp.†(a)(b)	42,170	3,504,749

		39,407,469

Media — 7.6%
AMC Entertainment Holdings, Inc., Class A(a)	45,257	927,768
CBS Corp., Class B, non-voting shares†	96,839	5,563,401
Cinemark Holdings, Inc.(a)	48,011	1,930,042
Comcast Corp., Class A†	192,586	6,819,470
Discovery, Inc., Class A(a)*	35,504	1,136,128
DISH Network Corp., Class A†(a)(b)*	137,149	4,904,448
Gannett Co., Inc.(a)	112,853	1,129,659
Interpublic Group of Cos., Inc. (The)†(a)	174,321	3,986,721
Loral Space & Communications, Inc.*	2,192	99,517
Marcus Corp. (The)	6	252
MSG Networks, Inc., Class A†(a)*	44,406	1,145,675
New Media Investment Group, Inc.	1,843	28,917
News Corp., Class A(b)	207,123	2,731,952
Omnicom Group, Inc.(a)	56,607	3,850,408
Scholastic Corp.(a)	2,518	117,565
Sinclair Broadcast Group, Inc., Class A	10,162	288,093
Tribune Media Co., Class A	19,127	735,051

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Twenty-First Century Fox, Inc., Class A(b)	252,596	$11,702,773
Viacom, Inc., Class B†	92,240	3,114,022
Walt Disney Co. (The)†	118,282	13,831,897

		64,043,759

Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
AbbVie, Inc.†(b)	44,320	4,191,786
Amgen, Inc.†	34,624	7,177,209
Biogen, Inc.†*	15,661	5,533,188
Bluebird Bio, Inc.(a)*	4,820	703,720
Bristol-Myers Squibb Co.†	65,071	4,039,608
Bruker Corp.†	36,024	1,205,003
Cambrex Corp.(a)*	10,344	707,530
Celgene Corp.†*	63,455	5,678,588
Eli Lilly & Co.†	8,877	952,591
Enanta Pharmaceuticals, Inc.*	801	68,453
Exact Sciences Corp.(a)*	42,971	3,391,271
Gilead Sciences, Inc.(b)	90,199	6,964,265
Incyte Corp.*	645	44,557
Innoviva, Inc.(a)*	98,098	1,495,014
Jazz Pharmaceuticals PLC (Ireland)(a)*	1,041	175,023
Johnson & Johnson†	49,184	6,795,753
Ligand Pharmaceuticals, Inc.(a)*	2,009	551,450
Merck & Co., Inc.†	128,975	9,149,486
Mettler-Toledo International, Inc.*	2,855	1,738,638
Nektar Therapeutics(a)*	29,826	1,818,193
Neurocrine Biosciences, Inc.(a)*	3,100	381,145
Pfizer, Inc.†	234,745	10,345,212
Phibro Animal Health Corp., Class A†	1,096	47,018
PRA Health Sciences, Inc.†(b)*	24,488	2,698,333
Prestige Consumer Healthcare, Inc.(a)*	2,050	77,674
QIAGEN NV (Netherlands)*	43,944	1,664,599
Regeneron Pharmaceuticals, Inc.†*	7,035	2,842,421
REGENXBIO, Inc.*	4,389	331,370
Repligen Corp.*	39	2,163
Sarepta Therapeutics, Inc.(a)*	1,848	298,470
Thermo Fisher Scientific, Inc.	6,160	1,503,533
Waters Corp.†(a)*	8,561	1,666,656
Zoetis, Inc.†	83,743	7,667,509

		91,907,429

Retailing — 16.0%
Aaron’s, Inc.	1,277	69,545

The accompanying notes are an integral part of the financial statements.

32

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Advance Auto Parts, Inc.(b)	57,397	$9,661,637
Amazon.com, Inc.†(b)*	11,239	22,511,717
Asbury Automotive Group, Inc.(a)*	26,260	1,805,375
Ascena Retail Group, Inc.*	92	420
AutoZone, Inc.†(b)*	12,619	9,788,558
Best Buy Co., Inc.(b)	40,051	3,178,447
Booking Holdings, Inc.†(b)*	1,307	2,593,088
CarMax, Inc.(a)*	39,733	2,966,863
Dick’s Sporting Goods, Inc.(a)	9,351	331,773
Dollar General Corp.†(a)	66,278	7,244,185
Dollar Tree, Inc.†*	5,153	420,227
Foot Locker, Inc.(b)	18,265	931,150
Genuine Parts Co.(a)(b)	32,073	3,188,056
Home Depot, Inc. (The)†(a)(b)	61,479	12,735,375
Kohl’s Corp.(a)	61,480	4,583,334
Lowe’s Cos., Inc.†(a)	95,865	11,007,219
Macy’s, Inc.(a)	54,978	1,909,386
Murphy USA, Inc.(a)*	1,468	125,455
Nordstrom, Inc.	13,599	813,356
Nutrisystem, Inc.(a)	57,429	2,127,745
O’Reilly Automotive, Inc.(b)*	15,295	5,312,259
Penske Automotive Group, Inc.(a)	10,424	493,993
PetMed Express, Inc.(a)	16,235	535,917
RH(a)*	14,690	1,924,537
Ross Stores, Inc.†	74,617	7,394,545
Signet Jewelers Ltd. (Bermuda)(a)	36,700	2,419,631
Tailored Brands, Inc.(a)	53,639	1,351,166
Target Corp.(b)	45,657	4,027,404
Tiffany & Co.(b)	20,424	2,634,083
TJX Cos., Inc. (The)†(b)	80,467	9,013,913
TripAdvisor, Inc.(a)*	8,687	443,645
Ulta Beauty, Inc.(a)*	2,767	780,626
Urban Outfitters, Inc.*	29,061	1,188,595

		135,513,225

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Energy Industries, Inc.(a)*	5,282	272,815
Analog Devices, Inc.†(a)	60,388	5,583,474
Axcelis Technologies, Inc.*	11,130	218,704
Cabot Microelectronics Corp.(a)	3,797	391,736
Cirrus Logic, Inc.(a)*	11,526	444,904
Cohu, Inc.(a)	10,200	256,020
Diodes, Inc.(a)*	23,801	792,335
Intel Corp.†	40,469	1,913,779
KLA-Tencor Corp.(a)(b)	40,027	4,071,146

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lam Research Corp.(a)	34,628	$5,253,068
Maxim Integrated Products, Inc.†	29,491	1,662,998
Micron Technology, Inc.†(a)*	306,616	13,868,242
MKS Instruments, Inc.†	6,345	508,552
Nanometrics, Inc.(a)*	14,873	558,035
ON Semiconductor Corp.(a)*	116,955	2,155,481
Qorvo, Inc.†*	8,057	619,503
QUALCOMM, Inc.†(a)	117,793	8,484,630
SMART Global Holdings, Inc. (Cayman Islands)(a)*	784	22,532
Texas Instruments, Inc.†(a)	49,221	5,280,921
Universal Display Corp.(a)	1,430	168,597
Xcerra Corp.†*	106,568	1,520,725

		54,048,197

Software & Services — 26.5%
Accenture PLC, Class A (Ireland)†(b)	56,239	9,571,878
Adobe, Inc.†*	7,738	2,088,873
Akamai Technologies, Inc.†(b)*	44,067	3,223,501
Alliance Data Systems Corp.(b)	7,759	1,832,365
Alphabet, Inc., Class A†(b)*	15,796	19,067,036
ANGI Homeservices, Inc., Class A*	26,714	627,245
ANSYS, Inc.†*	8,852	1,652,491
Appfolio, Inc., Class A(a)*	20,221	1,585,326
Aspen Technology, Inc.†*	20,673	2,354,861
Automatic Data Processing, Inc.†	74,012	11,150,648
Avaya Holdings Corp.(a)*	12,089	267,650
Broadridge Financial Solutions, Inc.†	28,944	3,819,161
CA, Inc.†	197,275	8,709,691
CACI International, Inc., Class A†*	6,429	1,183,900
Cadence Design Systems, Inc.†*	24,647	1,117,002
Cardtronics PLC, Class A (United Kingdom)†(a)*	61,634	1,950,100
Cars.com, Inc.(a)*	55,131	1,522,167
CDK Global, Inc.†(b)	39,446	2,467,742
CGI Group, Inc., Class A (Canada)†*	31,948	2,060,007
Cision Ltd. (Cayman Islands)*	25,572	429,610
Citrix Systems, Inc.†*	60,280	6,700,725
CommVault Systems, Inc.*	2,849	199,430
Conduent, Inc.(a)*	56,775	1,278,573
Convergys Corp.(a)	30,674	728,201
DXC Technology Co.†(a)(b)	92,974	8,694,929
eBay, Inc.†*	130,487	4,308,681
Electronic Arts, Inc.*	18,453	2,223,402

The accompanying notes are an integral part of the financial statements.

33

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Endurance International Group Holdings, Inc.(a)*	22,176	$195,149
Envestnet, Inc.(a)*	5,465	333,092
Etsy, Inc.(a)(b)*	106,438	5,468,784
Facebook, Inc., Class A†*	45,970	7,560,226
Fair Isaac Corp.†*	8,871	2,027,467
Fidelity National Information Services, Inc.	16,385	1,787,112
Fiserv, Inc.(a)*	56,114	4,622,671
FleetCor Technologies, Inc.(a)(b)*	11,800	2,688,512
Fortinet, Inc.(a)(b)*	41,523	3,831,327
Globant SA (Luxembourg)*	7,486	441,599
GoDaddy, Inc., Class A(b)*	38,296	3,193,504
GrubHub, Inc.*	8,990	1,246,194
IAC/InterActiveCorp.†*	18,225	3,949,722
International Business Machines Corp.†	36,040	5,449,608
Intuit, Inc.†(b)	63,510	14,442,174
j2 Global, Inc.(a)	19,735	1,635,045
LogMeIn, Inc.(b)	6,836	609,088
Manhattan Associates, Inc.†(a)*	12,083	659,732
ManTech International Corp., Class A†	3,188	201,800
Mastercard, Inc., Class A(a)	10,550	2,348,536
MAXIMUS, Inc.	3,200	208,192
Microsoft Corp.†	32,913	3,764,260
Monotype Imaging Holdings, Inc.	2,329	47,046
NIC, Inc.(a)	14,439	213,697
Open Text Corp. (Canada)†	47,912	1,822,572
Oracle Corp.†	243,223	12,540,578
Paychex, Inc.†(a)(b)	136,333	10,040,926
Paycom Software, Inc.(a)*	8,017	1,245,922
Perficient, Inc.*	319	8,501
Progress Software Corp.(b)	56,444	1,991,909
Qualys, Inc.(a)*	10,535	938,668
QuinStreet, Inc.(a)*	7,111	96,496
Red Hat, Inc.(a)*	3,501	477,116
salesforce.com, Inc.†*	24,525	3,900,211
ServiceNow, Inc.*	2,809	549,525
Shutterstock, Inc.(a)	4,681	255,489
SPS Commerce, Inc.*	5,517	547,507
SS&C Technologies Holdings, Inc.(b)	7,710	438,159
Stamps.com, Inc.(a)*	5,592	1,264,910
Symantec Corp.	13,902	295,835

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Synopsys, Inc.†(a)*	17,763	$1,751,609
Total System Services, Inc.	3,358	331,569
Trade Desk, Inc. (The), Class A(a)*	10,718	1,617,453
Tyler Technologies, Inc.†(a)*	2,770	678,816
VeriSign, Inc.(b)*	44,039	7,051,525
Visa, Inc., Class A(a)	35,423	5,316,638
VMware, Inc., Class A*	12,322	1,922,971
Web.com Group, Inc.(a)*	38,967	1,087,179
XO Group, Inc.*	1,145	39,480

		223,951,296

Technology Hardware & Equipment — 14.2%
Amphenol Corp., Class A	25,110	2,360,842
Apple, Inc.†	68,946	15,563,870
Arista Networks, Inc.†*	1,009	268,253
Avnet, Inc.	11,524	515,930
AVX Corp.†	8,111	146,404
Casa Systems, Inc.(a)*	8,278	122,100
CDW Corp.(b)	22,944	2,040,180
Ciena Corp.†(a)*	60,358	1,885,584
Cisco Systems, Inc.†	273,076	13,285,147
CommScope Holding Co., Inc.*	40,438	1,243,873
Corning, Inc.	3,506	123,762
Dolby Laboratories, Inc., Class A	22,742	1,591,258
EchoStar Corp., Class A†*	31,380	1,455,091
Electro Scientific Industries, Inc.(a)*	33,558	585,587
F5 Networks, Inc.†*	24,122	4,810,409
FLIR Systems, Inc.(b)	87,619	5,385,940
Hewlett Packard Enterprise Co.†(a)	345,127	5,629,021
HP, Inc.†(b)	564,740	14,553,350
Insight Enterprises, Inc.*	23,313	1,261,000
InterDigital, Inc.†	18,295	1,463,600
Jabil, Inc.(a)(b)	41,594	1,126,366
Juniper Networks, Inc.†	34,865	1,044,904
KEMET Corp.†*	125,638	2,330,585
Knowles Corp.(a)*	37,603	624,962
Mesa Laboratories, Inc.(a)	58	10,766
Mitel Networks Corp. (Canada)†*	37,414	412,302
Motorola Solutions, Inc.†	51,635	6,719,779
MTS Systems Corp.(a)	1,457	79,771
NetApp, Inc.†(a)	109,360	9,392,930
NETGEAR, Inc.(a)*	11,779	740,310
Novanta, Inc. (Canada)*	789	53,968
OSI Systems, Inc.(a)*	17,288	1,319,247
Plantronics, Inc.(a)	9,652	582,016

The accompanying notes are an integral part of the financial statements.

34

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)(a)	92,389	$4,374,619
TE Connectivity Ltd. (Switzerland)†(a)(b)	116,518	10,245,428
TTM Technologies, Inc.(a)*	9,219	146,674
Ubiquiti Networks, Inc.(a)	3,539	349,866
Vishay Intertechnology, Inc.(a)	99,066	2,015,993
Western Digital Corp.(b)	15,139	886,237
Xerox Corp.(a)	57,260	1,544,875
Zebra Technologies Corp., Class A†*	9,546	1,688,019

		119,980,818

Telecommunication Services — 2.8%
BCE, Inc. (Canada)†	35,147	1,424,156
CenturyLink, Inc.(a)	140,233	2,972,940
Globalstar, Inc.*	4,093	2,079
Intelsat SA (Luxembourg)*	55,800	1,674,000
Rogers Communications, Inc., Class B (Canada)†	44,323	2,278,646
Verizon Communications, Inc.†(a)(b)	234,209	12,504,419
Vonage Holdings Corp.(a)*	210,018	2,973,855

		23,830,095

Transportation — 7.5%
American Airlines Group, Inc.(a)	130,198	5,381,083
ArcBest Corp.	20,855	1,012,510
CH Robinson Worldwide, Inc.(a)(b)	39,323	3,850,508
CSX Corp.†(a)	77,355	5,728,138
Echo Global Logistics, Inc.*	1,589	49,180
Expeditors International of Washington, Inc.(a)(b)	118,395	8,705,584
FedEx Corp.†(b)	28,364	6,829,768
Forward Air Corp.(a)	2,491	178,605
Heartland Express, Inc.(a)	19,329	381,361
JB Hunt Transport Services, Inc.(a)	5,266	626,338
Landstar System, Inc.(a)	18,528	2,260,416
Norfolk Southern Corp.†	51,209	9,243,224
Old Dominion Freight Line, Inc.(a)	2,826	455,721
Schneider National, Inc., Class B(a)	45,304	1,131,694
Southwest Airlines Co.(a)	21,731	1,357,101
Union Pacific Corp.†(a)	48,900	7,962,387
United Continental Holdings, Inc.†*	33,814	3,011,475
United Parcel Service, Inc., Class B†	39,249	4,582,321

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
XPO Logistics, Inc.(a)*	3,269	$373,222

		63,120,636

TOTAL COMMON STOCKS (Cost $1,228,280,524)		1,460,272,515

TOTAL LONG POSITIONS - 172.7%		1,460,272,515

(Cost $1,228,280,524)

SHORT POSITIONS — (73.5)%
COMMON STOCKS — (73.5)%
Automobiles & Components — (2.3)%
Adient PLC (Ireland)	(55,773)	(2,192,437)
Aptiv PLC (Jersey)	(23,298)	(1,954,702)
Cooper Tire & Rubber Co.	(76,395)	(2,161,978)
Dorman Products, Inc.*	(24,445)	(1,880,309)
Ford Motor Co.	(176,644)	(1,633,957)
Fox Factory Holding Corp.*	(220)	(15,411)
General Motors Co.	(59,692)	(2,009,830)
Gentherm, Inc.*	(9,114)	(414,231)
LCI Industries	(29,393)	(2,433,740)
Modine Manufacturing Co.*	(22)	(328)
Tesla, Inc.*	(17,332)	(4,588,994)
Tower International, Inc.	(806)	(24,382)

		(19,310,299)

Capital Goods — (11.1)%
AAON, Inc.	(27,775)	(1,049,895)
AAR Corp.	(823)	(39,413)
Aegion Corp.*	(510)	(12,944)
Alamo Group, Inc.	(5,802)	(531,521)
Ameresco, Inc., Class A*	(100)	(1,365)
American Railcar Industries, Inc.	(8,329)	(383,967)
American Woodmark Corp.*	(24,711)	(1,938,578)
Astec Industries, Inc.	(10,085)	(508,385)
Astronics Corp.*	(12,760)	(555,060)
Axon Enterprise, Inc.*	(23,551)	(1,611,595)
Beacon Roofing Supply, Inc.*	(80,513)	(2,913,765)
Blue Bird Corp.*	(3,229)	(79,110)
Briggs & Stratton Corp.	(3,258)	(62,651)
Builders FirstSource, Inc.*	(141,164)	(2,072,287)
BWX Technologies, Inc.	(7,730)	(483,434)
CIRCOR International, Inc.	(32,530)	(1,545,175)
Construction Partners, Inc., Class A*	(701)	(8,482)

The accompanying notes are an integral part of the financial statements.

35

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Cummins, Inc.	(9,867)	$(1,441,273)
Douglas Dynamics, Inc.	(2,639)	(115,852)
DXP Enterprises, Inc.*	(9,625)	(385,674)
Dycom Industries, Inc.*	(35,307)	(2,986,972)
EMCOR Group, Inc.	(170)	(12,769)
Encore Wire Corp.	(2,637)	(132,114)
EnPro Industries, Inc.	(9,552)	(696,627)
ESCO Technologies, Inc.	(4,506)	(306,633)
Evoqua Water Technologies Corp.*	(74,431)	(1,323,383)
Flowserve Corp.	(46,008)	(2,516,177)
Franklin Electric Co., Inc.	(9,092)	(429,597)
Gates Industrial Corp. PLC (United Kingdom)*	(35,706)	(696,267)
General Dynamics Corp.	(26,367)	(5,397,852)
GMS, Inc.*	(17,806)	(413,099)
Granite Construction, Inc.	(33,278)	(1,520,805)
HEICO Corp.	(9,047)	(837,843)
Herc Holdings, Inc.*	(4,827)	(247,142)
Huntington Ingalls Industries, Inc.	(3,872)	(991,542)
Hyster-Yale Materials Handling, Inc.	(4,587)	(282,238)
JELD-WEN Holding, Inc.*	(78,078)	(1,925,403)
John Bean Technologies Corp.	(4,828)	(575,980)
Kratos Defense & Security Solutions, Inc.*	(134,979)	(1,994,990)
Lindsay Corp.	(3,250)	(325,780)
Lydall, Inc.*	(5,124)	(220,844)
MasTec, Inc.*	(36,277)	(1,619,768)
Maxar Technologies Ltd. (Canada)	(49,745)	(1,645,067)
Mercury Systems, Inc.*	(44,692)	(2,472,361)
Meritor, Inc.*	(23,713)	(459,084)
Middleby Corp. (The)*	(30,801)	(3,984,109)
MRC Global, Inc.*	(173,790)	(3,262,038)
Mueller Water Products, Inc., Class A	(59,059)	(679,769)
Navistar International Corp.*	(15,946)	(613,921)
Northrop Grumman Corp.	(21,577)	(6,847,892)
NOW, Inc.*	(146,319)	(2,421,579)
Patrick Industries, Inc.*	(26,271)	(1,555,243)
Primoris Services Corp.	(13,977)	(346,909)
Proto Labs, Inc.*	(41)	(6,632)
Raven Industries, Inc.	(4,837)	(221,293)
Regal Beloit Corp.	(3,567)	(294,099)
REV Group, Inc.	(71,210)	(1,117,997)
Roper Technologies, Inc.	(9,996)	(2,960,915)
SiteOne Landscape Supply, Inc.*	(8,830)	(665,252)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SPX Corp.*	(35,379)	$(1,178,474)
Stanley Black & Decker, Inc.	(24,581)	(3,599,642)
Sun Hydraulics Corp.	(5,495)	(301,016)
Sunrun, Inc.*	(102,356)	(1,273,309)
Textainer Group Holdings Ltd. (Bermuda)*	(5,787)	(74,074)
Thermon Group Holdings, Inc.*	(20,742)	(534,729)
Timken Co. (The)	(17,199)	(857,370)
TPI Composites, Inc.*	(19,603)	(559,666)
Trex Co., Inc.*	(17,164)	(1,321,285)
Triumph Group, Inc.	(55,432)	(1,291,566)
Universal Forest Products, Inc.	(29,728)	(1,050,290)
USG Corp.	(76,387)	(3,308,321)
Vicor Corp.*	(14,689)	(675,694)
Vivint Solar, Inc.*	(3,798)	(19,750)
Wabash National Corp.	(4,597)	(83,803)
Welbilt, Inc.*	(89,389)	(1,866,442)
Wesco Aircraft Holdings, Inc.*	(100,899)	(1,135,114)
Woodward, Inc.	(44,608)	(3,607,003)

		(93,485,959)

Commercial & Professional Services — (1.7)%
ABM Industries, Inc.	(33,525)	(1,081,181)
ACCO Brands Corp.	(4,250)	(48,025)
ADT, Inc.	(33,548)	(315,016)
Advanced Disposal Services, Inc.*	(39,110)	(1,059,099)
ASGN, Inc.*	(14,210)	(1,121,595)
Barrett Business Services, Inc.	(2,290)	(152,926)
Casella Waste Systems, Inc., Class A*	(25,209)	(782,991)
Cimpress NV (Netherlands)*	(3,475)	(474,720)
Civeo Corp. (Canada)*	(1,448)	(6,009)
Clean Harbors, Inc.*	(7,888)	(564,623)
CoStar Group, Inc.*	(286)	(120,360)
Covanta Holding Corp.	(47,927)	(778,814)
Forrester Research, Inc.	(6,077)	(278,934)
Healthcare Services Group, Inc.	(54,643)	(2,219,599)
HNI Corp.	(17,101)	(756,548)
Huron Consulting Group, Inc.*	(3,637)	(179,668)
Insperity, Inc.	(2,383)	(281,075)
Matthews International Corp., Class A	(764)	(38,315)
Multi-Color Corp.	(20,077)	(1,249,793)
Pitney Bowes, Inc.	(77,386)	(547,893)
Steelcase, Inc., Class A	(507)	(9,380)

The accompanying notes are an integral part of the financial statements.

36

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Team, Inc.*	(52,887)	$(1,189,957)
TransUnion	(10,910)	(802,758)
UniFirst Corp.	(1,749)	(303,714)
Viad Corp.	(7,491)	(443,842)

		(14,806,835)

Consumer Durables & Apparel — (3.3)%
American Outdoor Brands Corp.*	(101,698)	(1,579,370)
Callaway Golf Co.	(8,321)	(202,117)
Canada Goose Holdings, Inc. (Canada)*	(45,123)	(2,912,238)
G-III Apparel Group Ltd.*	(4,240)	(204,326)
Gildan Activewear, Inc. (Canada)	(44,049)	(1,340,411)
GoPro, Inc., Class A*	(44,155)	(317,916)
Hanesbrands, Inc.	(58,654)	(1,080,993)
Installed Building Products, Inc.*	(21,314)	(831,246)
iRobot Corp.*	(11,379)	(1,250,780)
Leggett & Platt, Inc.	(6,465)	(283,102)
Marine Products Corp.	(112)	(2,564)
Mattel, Inc.*	(351,779)	(5,522,930)
Mohawk Industries, Inc.*	(6,088)	(1,067,531)
Newell Brands, Inc.	(79,388)	(1,611,576)
Oxford Industries, Inc.	(13,298)	(1,199,480)
Polaris Industries, Inc.	(24,915)	(2,515,169)
Skechers U.S.A., Inc., Class A*	(56,507)	(1,578,240)
Tempur Sealy International, Inc.*	(81,010)	(4,285,429)
Wolverine World Wide, Inc.	(8,322)	(324,974)

		(28,110,392)

Consumer Services — (5.0)%
Aramark	(108,903)	(4,685,007)
Carnival Corp. (Panama)	(21,003)	(1,339,361)
Carrols Restaurant Group, Inc.*	(21,428)	(312,849)
Cheesecake Factory, Inc. (The)	(2,323)	(124,373)
Chegg, Inc.*	(7,775)	(221,043)
Chipotle Mexican Grill, Inc.*	(6,407)	(2,912,110)
Dave & Buster’s Entertainment, Inc.	(59,437)	(3,935,918)
Domino’s Pizza, Inc.	(2,105)	(620,554)
Fiesta Restaurant Group, Inc.*	(31,039)	(830,293)
Golden Entertainment, Inc.*	(16,593)	(398,398)
Houghton Mifflin Harcourt Co.*	(53,283)	(372,981)
International Speedway Corp., Class A	(7,136)	(312,557)
MGM Resorts International	(43,497)	(1,214,001)
Monarch Casino & Resort, Inc.*	(7,033)	(319,650)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(90,181)	$(5,179,095)
Papa John’s International, Inc.	(18,734)	(960,679)
PlayAGS, Inc.*	(13,889)	(409,309)
Red Robin Gourmet Burgers, Inc.*	(7,649)	(307,107)
Red Rock Resorts, Inc., Class A	(48,831)	(1,301,346)
Royal Caribbean Cruises Ltd. (Liberia)	(35,938)	(4,669,784)
Service Corp. International	(55,160)	(2,438,072)
Shake Shack, Inc., Class A*	(25,528)	(1,608,519)
Six Flags Entertainment Corp.	(30,760)	(2,147,663)
Starbucks Corp.	(22,205)	(1,262,132)
Strategic Education, Inc.	(1,508)	(206,641)
Weight Watchers International, Inc.*	(795)	(57,232)
Wingstop, Inc.	(24,683)	(1,685,108)
Wynn Resorts Ltd.	(22,283)	(2,831,278)

		(42,663,060)

Energy — (4.0)%
Andeavor	(21,118)	(3,241,613)
Cheniere Energy, Inc.*	(36,214)	(2,516,511)
DHT Holdings, Inc. (Marshall Islands)	(19,093)	(89,737)
Exterran Corp.*	(1,734)	(46,003)
Forum Energy Technologies, Inc.*	(170,393)	(1,763,567)
Green Plains, Inc.	(143,893)	(2,474,960)
Helix Energy Solutions Group, Inc.*	(65,439)	(646,537)
Keane Group, Inc.*	(78,012)	(965,008)
Liberty Oilfield Services, Inc., Class A	(62,023)	(1,337,836)
Nabors Industries Ltd. (Bermuda)	(81,661)	(503,032)
Newpark Resources, Inc.*	(16,139)	(167,039)
NexGen Energy Ltd. (Canada)*	(12,927)	(26,500)
Nine Energy Service, Inc.*	(7,375)	(225,528)
Occidental Petroleum Corp.	(16,394)	(1,347,095)
Oil States International, Inc.*	(27,633)	(917,416)
Par Pacific Holdings, Inc.*	(10,620)	(216,648)
Patterson-UTI Energy, Inc.	(11,988)	(205,115)
REX American Resources Corp.*	(435)	(32,864)
Select Energy Services, Inc., Class A*	(50,287)	(595,398)
SemGroup Corp., Class A	(97,181)	(2,142,841)
Solaris Oilfield Infrastructure, Inc., Class A*	(93,262)	(1,761,719)
Suncor Energy, Inc. (Canada)	(46,624)	(1,803,882)
Superior Energy Services, Inc.*	(29,184)	(284,252)
Targa Resources Corp.	(71,245)	(4,011,806)

The accompanying notes are an integral part of the financial statements.

37

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TransCanada Corp. (Canada)	(52,466)	$(2,122,774)
Unit Corp.*	(15,760)	(410,706)
US Silica Holdings, Inc.	(191,661)	(3,608,977)

		(33,465,364)

Food & Staples Retailing — (1.4)%
Casey’s General Stores, Inc.	(20,036)	(2,586,848)
Chefs’ Warehouse, Inc. (The)*	(2,974)	(108,105)
Costco Wholesale Corp.	(7,735)	(1,816,797)
Ingles Markets, Inc., Class A	(3,016)	(103,298)
Performance Food Group Co.*	(15,354)	(511,288)
PriceSmart, Inc.	(26,492)	(2,144,527)
Rite Aid Corp.*	(730,820)	(935,450)
Sprouts Farmers Market, Inc.*	(26,282)	(720,390)
United Natural Foods, Inc.*	(89,597)	(2,683,430)

		(11,610,133)

Food, Beverage & Tobacco — (4.1)%
B&G Foods, Inc.	(49,984)	(1,372,061)
Boston Beer Co., Inc. (The), Class A*	(1,660)	(477,250)
Bunge Ltd. (Bermuda)	(68,297)	(4,692,687)
Calavo Growers, Inc.	(10,456)	(1,010,050)
Campbell Soup Co.	(37,812)	(1,385,054)
Coca-Cola Bottling Co. Consolidated	(7,413)	(1,351,242)
Cott Corp. (Canada)	(12,195)	(196,949)
Darling Ingredients, Inc.*	(75,380)	(1,456,342)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(38,681)	(1,310,899)
Hain Celestial Group, Inc. (The)*	(136,015)	(3,688,727)
Hormel Foods Corp.	(36,470)	(1,436,918)
Hostess Brands, Inc.*	(43,073)	(476,818)
J&J Snack Foods Corp.	(7,095)	(1,070,565)
JM Smucker Co. (The)	(34,913)	(3,582,423)
John B Sanfilippo & Son, Inc.	(5,933)	(423,498)
Lancaster Colony Corp.	(2,693)	(401,823)
MGP Ingredients, Inc.	(14,514)	(1,146,316)
Monster Beverage Corp.*	(16,284)	(949,032)
National Beverage Corp.*	(7,405)	(863,571)
Primo Water Corp.*	(19,673)	(355,098)
Sanderson Farms, Inc.	(59,469)	(6,147,311)
SunOpta, Inc. (Canada)*	(6,725)	(49,429)
Tootsie Roll Industries, Inc.	(6,301)	(184,304)
Turning Point Brands, Inc.	(4,574)	(189,638)
Vector Group Ltd.	(19,113)	(263,379)

		(34,481,384)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (3.6)%
Addus HomeCare Corp.*	(3,297)	$(231,285)
AngioDynamics, Inc.*	(340)	(7,392)
AxoGen, Inc.*	(18,034)	(664,553)
CorVel Corp.*	(481)	(28,980)
Diplomat Pharmacy, Inc.*	(77,330)	(1,500,975)
Ensign Group, Inc. (The)	(9,493)	(359,974)
Evolent Health, Inc., Class A*	(81,007)	(2,300,599)
Hanger, Inc.*	(767)	(15,977)
Heska Corp.*	(729)	(82,603)
Inovalon Holdings, Inc., Class A*	(50,182)	(504,329)
Inspire Medical Systems, Inc.*	(10,921)	(459,556)
Insulet Corp.*	(38,236)	(4,051,104)
iRhythm Technologies, Inc.*	(713)	(67,493)
K2M Group Holdings, Inc.*	(1,664)	(45,544)
LHC Group, Inc.*	(8,093)	(833,498)
Medidata Solutions, Inc.*	(43,718)	(3,204,967)
Merit Medical Systems, Inc.*	(36,708)	(2,255,707)
National Research Corp.	(1,149)	(44,351)
Nevro Corp.*	(63,776)	(3,635,232)
NxStage Medical, Inc.*	(47,433)	(1,322,906)
OraSure Technologies, Inc.*	(38,641)	(597,003)
RadNet, Inc.*	(24,535)	(369,252)
Select Medical Holdings Corp.*	(36,928)	(679,475)
Senseonics Holdings, Inc.*	(112,659)	(537,383)
Sientra, Inc.*	(8,305)	(198,323)
Surgery Partners, Inc.*	(16,868)	(278,322)
US Physical Therapy, Inc.	(3,399)	(403,121)
ViewRay, Inc.*	(107,329)	(1,004,599)
Vocera Communications, Inc.*	(33,747)	(1,234,465)
Wright Medical Group NV (Netherlands)*	(121,861)	(3,536,406)

		(30,455,374)

Household & Personal Products — (0.7)%
Central Garden & Pet Co., Class A*	(35,075)	(1,162,386)
Coty, Inc., Class A	(206,592)	(2,594,796)
elf Beauty, Inc.*	(16,766)	(213,431)
Inter Parfums, Inc.	(7,842)	(505,417)
Spectrum Brands Holdings, Inc.	(17,575)	(1,313,204)
WD-40 Co.	(1,231)	(211,855)

		(6,001,089)

Materials — (4.7)%
A. Schulman, Inc. CVR(c)	(10,821)	(21,642)
Air Products & Chemicals, Inc.	(9,561)	(1,597,165)
Avery Dennison Corp.	(3,158)	(342,169)

The accompanying notes are an integral part of the financial statements.

38

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Axalta Coating Systems Ltd. (Bermuda)*	(11,881)	$(346,450)
Ball Corp.	(6,840)	(300,892)
Boise Cascade Co.	(4,040)	(148,672)
Cabot Corp.	(34,961)	(2,192,754)
Chase Corp.	(1,035)	(124,355)
Crown Holdings, Inc.*	(50,591)	(2,428,368)
Ferro Corp.*	(82,533)	(1,916,416)
GCP Applied Technologies, Inc.*	(18,104)	(480,661)
Graphic Packaging Holding Co.	(159,066)	(2,228,515)
Huntsman Corp.	(81,376)	(2,215,868)
Ingevity Corp.*	(26,181)	(2,667,320)
Innophos Holdings, Inc.	(16,877)	(749,339)
Innospec, Inc.	(1,683)	(129,170)
KapStone Paper and Packaging Corp.	(11,471)	(388,982)
Koppers Holdings, Inc.*	(10,111)	(314,958)
Martin Marietta Materials, Inc.	(28,236)	(5,137,540)
Neenah, Inc.	(1,628)	(140,496)
NewMarket Corp.	(479)	(194,239)
Nutrien Ltd. (Canada)	(35,646)	(2,056,774)
Olin Corp.	(18,026)	(462,908)
Packaging Corp. of America	(2,168)	(237,808)
PH Glatfelter Co.	(35,847)	(685,036)
PQ Group Holdings, Inc.*	(13,725)	(239,776)
Rayonier Advanced Materials, Inc.	(32,799)	(604,486)
Sensient Technologies Corp.	(19,551)	(1,495,847)
Silgan Holdings, Inc.	(37,210)	(1,034,438)
Sonoco Products Co.	(3,340)	(185,370)
Summit Materials, Inc., Class A*	(31,214)	(567,471)
Tronox Ltd., Class A (Australia)	(45,055)	(538,407)
US Concrete, Inc.*	(65,851)	(3,019,268)
Valvoline, Inc.	(6,409)	(137,858)
Venator Materials PLC (United Kingdom)*	(90,136)	(811,224)
WestRock Co.	(8,537)	(456,217)
WR Grace & Co.	(45,630)	(3,260,720)

		(39,859,579)

Media — (2.3)%
Altice USA, Inc., Class A	(108,385)	(1,966,104)
Boston Omaha Corp., Class A*	(761)	(22,754)
Charter Communications, Inc., Class A*	(12,107)	(3,945,429)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Entercom Communications Corp., Class A	(272,009)	$(2,148,871)
EW Scripps Co. (The), Class A	(82,151)	(1,355,491)
Lions Gate Entertainment Corp., Class B (Canada)	(26,900)	(626,770)
Live Nation Entertainment, Inc.*	(37,735)	(2,055,425)
Madison Square Garden Co. (The), Class A*	(6,397)	(2,017,102)
Meredith Corp.	(50,536)	(2,579,863)
National CineMedia, Inc.	(40,823)	(432,316)
New York Times Co. (The), Class A	(73,992)	(1,712,915)
Sirius XM Holdings, Inc.	(29,582)	(186,958)
TEGNA, Inc.	(31,457)	(376,226)
WideOpenWest, Inc.*	(17,733)	(198,787)

		(19,625,011)

Pharmaceuticals, Biotechnology & Life Sciences — (1.6)%
Accelerate Diagnostics, Inc.*	(9,457)	(217,038)
Aclaris Therapeutics, Inc.*	(38,493)	(558,918)
Aerie Pharmaceuticals, Inc.*	(8,248)	(507,664)
Aimmune Therapeutics, Inc.*	(3,870)	(105,574)
Alder Biopharmaceuticals, Inc.*	(22,875)	(380,869)
Apellis Pharmaceuticals, Inc.*	(1,096)	(19,487)
Charles River Laboratories International, Inc.*	(19,947)	(2,683,669)
Codexis, Inc.*	(16,195)	(277,744)
Coherus Biosciences, Inc.*	(16,302)	(268,983)
Cymabay Therapeutics, Inc.*	(6,227)	(68,995)
Dova Pharmaceuticals, Inc.*	(14,195)	(297,669)
Dynavax Technologies Corp.*	(23,169)	(287,296)
Epizyme, Inc.*	(45,779)	(485,257)
Esperion Therapeutics, Inc.*	(5,015)	(222,516)
Flexion Therapeutics, Inc.*	(33,698)	(630,490)
Insmed, Inc.*	(31,887)	(644,755)
Intra-Cellular Therapies, Inc.*	(14,646)	(317,818)
La Jolla Pharmaceutical Co.*	(53,958)	(1,086,175)
Luminex Corp.	(30,899)	(936,549)
Medicines Co. (The)*	(9,080)	(271,583)
NeoGenomics, Inc.*	(1,951)	(29,948)
Optinose, Inc.*	(2,091)	(25,991)
Portola Pharmaceuticals, Inc.*	(9,244)	(246,168)
Radius Health, Inc.*	(15,501)	(275,918)
Revance Therapeutics, Inc.*	(29,911)	(743,288)
TherapeuticsMD, Inc.*	(106,129)	(696,206)

The accompanying notes are an integral part of the financial statements.

39

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Theravance Biopharma, Inc. (Cayman Islands)*	(25,019)	$(817,371)
Zogenix, Inc.*	(13,587)	(673,915)

		(13,777,854)

Retailing — (5.3)%
1-800-Flowers.com, Inc., Class A*	(3,832)	(45,218)
At Home Group, Inc.*	(52,759)	(1,663,491)
Big Lots, Inc.	(98,326)	(4,109,043)
Boot Barn Holdings, Inc.*	(62,705)	(1,781,449)
Caleres, Inc.	(12,144)	(435,484)
Camping World Holdings, Inc., Class A	(125,505)	(2,675,767)
Carvana Co.*	(114)	(6,736)
Chico’s FAS, Inc.	(41,556)	(360,291)
Children’s Place, Inc. (The)	(18,369)	(2,347,558)
Core-Mark Holding Co., Inc.	(13,993)	(475,202)
Dillard’s, Inc., Class A	(57,478)	(4,387,871)
DSW, Inc., Class A	(66,227)	(2,243,771)
Express, Inc.*	(111,669)	(1,235,059)
Five Below, Inc.*	(15,417)	(2,005,135)
Floor & Decor Holdings, Inc., Class A*	(70,247)	(2,119,352)
GameStop Corp., Class A	(142,244)	(2,172,066)
Guess?, Inc.	(49,363)	(1,115,604)
Lithia Motors, Inc., Class A	(4,240)	(346,238)
LKQ Corp.*	(114,532)	(3,627,228)
Lumber Liquidators Holdings, Inc.*	(26,360)	(408,316)
Michaels Cos., Inc. (The)*	(123,215)	(1,999,779)
Monro, Inc.	(27,102)	(1,886,299)
National Vision Holdings, Inc.*	(16,015)	(722,917)
Overstock.com, Inc.*	(85,720)	(2,374,444)
Party City Holdco, Inc.*	(107,315)	(1,454,118)
Pool Corp.	(1,429)	(238,471)
Qurate Retail, Inc.*	(24,502)	(544,189)
Shutterfly, Inc.*	(14,793)	(974,711)
Sleep Number Corp.*	(15,906)	(585,023)
Sonic Automotive, Inc., Class A	(5,295)	(102,458)

		(44,443,288)

Semiconductors & Semiconductor Equipment — (3.8)%
Ambarella, Inc. (Cayman Islands)*	(120,590)	(4,664,421)
Amkor Technology, Inc.*	(22,063)	(163,046)
Brooks Automation, Inc.	(35,965)	(1,259,854)
CEVA, Inc.*	(13,540)	(389,275)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cree, Inc.*	(24,259)	$(918,688)
First Solar, Inc.*	(15,752)	(762,712)
FormFactor, Inc.*	(94,850)	(1,304,188)
Ichor Holdings Ltd. (Cayman Islands)*	(13,628)	(278,284)
Inphi Corp.*	(120,394)	(4,572,564)
MACOM Technology Solutions Holdings, Inc.*	(39,566)	(815,060)
Marvell Technology Group Ltd. (Bermuda)	(227,724)	(4,395,073)
MaxLinear, Inc.*	(67,937)	(1,350,587)
Microchip Technology, Inc.	(58,030)	(4,579,147)
Photronics, Inc.*	(16,777)	(165,253)
Power Integrations, Inc.	(790)	(49,928)
Rambus, Inc.*	(85,544)	(933,285)
Rudolph Technologies, Inc.*	(11,728)	(286,750)
Synaptics, Inc.*	(82,071)	(3,744,079)
Teradyne, Inc.	(21,354)	(789,671)
Ultra Clean Holdings, Inc.*	(8,569)	(107,541)
Veeco Instruments, Inc.*	(32,494)	(333,064)
Xperi Corp.	(44,700)	(663,795)

		(32,526,265)

Software & Services — (8.6)%
8x8, Inc.*	(61,696)	(1,311,040)
ACI Worldwide, Inc.*	(87,833)	(2,471,621)
Avalara, Inc.*	(16,229)	(566,879)
Benefitfocus, Inc.*	(30,148)	(1,219,487)
Black Knight, Inc.*	(20,527)	(1,066,378)
BlackBerry Ltd. (Canada)*	(187,228)	(2,130,655)
Box, Inc., Class A*	(140,635)	(3,362,583)
Carbon Black, Inc.*	(11,390)	(241,240)
Cloudera, Inc.*	(234,172)	(4,133,136)
comScore, Inc.*	(7,944)	(144,819)
CSG Systems International, Inc.	(31,612)	(1,268,906)
DocuSign, Inc.*	(10,567)	(555,507)
Ellie Mae, Inc.*	(28,584)	(2,708,906)
Exela Technologies, Inc.*	(4,138)	(29,504)
FireEye, Inc.*	(287,967)	(4,895,439)
First Data Corp., Class A*	(54,312)	(1,329,015)
ForeScout Technologies, Inc.*	(61,113)	(2,307,627)
Global Payments, Inc.	(30,559)	(3,893,217)
GTT Communications, Inc.*	(8,009)	(347,591)
Hortonworks, Inc.*	(27,211)	(620,683)
Instructure, Inc.*	(15,051)	(532,805)

The accompanying notes are an integral part of the financial statements.

40

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Leidos Holdings, Inc.	(3,204)	$(221,589)
MicroStrategy, Inc., Class A*	(4,047)	(569,089)
MINDBODY, Inc., Class A*	(17,605)	(715,643)
Nutanix, Inc., Class A*	(12,063)	(515,331)
OneSpan, Inc.*	(7,808)	(148,742)
Pandora Media, Inc.*	(300,121)	(2,854,151)
PayPal Holdings, Inc.*	(32,127)	(2,822,036)
Pivotal Software, Inc., Class A*	(21,708)	(425,043)
Pluralsight, Inc., Class A*	(3,843)	(122,976)
Presidio, Inc.	(17,538)	(267,454)
PROS Holdings, Inc.*	(21,044)	(736,961)
Quotient Technology, Inc.*	(15,834)	(245,427)
SecureWorks Corp., Class A*	(17,521)	(256,683)
Snap, Inc., Class A*	(461,729)	(3,915,462)
Splunk, Inc.*	(10,794)	(1,305,102)
Switch, Inc., Class A	(159,505)	(1,722,654)
Take-Two Interactive Software, Inc.*	(1,806)	(249,210)
Tenable Holdings, Inc.*	(24,279)	(943,967)
Teradata Corp.*	(52,603)	(1,983,659)
TiVo Corp.	(130,788)	(1,628,311)
Travelport Worldwide Ltd. (Bermuda)	(90,726)	(1,530,548)
TrueCar, Inc.*	(178,540)	(2,517,414)
TTEC Holdings, Inc.	(2,760)	(71,484)
Virtusa Corp.*	(3,715)	(199,533)
Worldpay, Inc., Class A*	(53,563)	(5,424,325)
Yelp, Inc.*	(68,251)	(3,357,949)
Zynga, Inc., Class A*	(747,592)	(2,997,844)

		(72,885,625)

Technology Hardware & Equipment — (4.7)%
Acacia Communications, Inc.*	(60,049)	(2,484,227)
ADTRAN, Inc.	(6,400)	(112,960)
Anixter International, Inc.*	(4,857)	(341,447)
Applied Optoelectronics, Inc.*	(3,052)	(75,262)
Arlo Technologies, Inc.*	(4,958)	(71,941)
ARRIS International PLC (United Kingdom)*	(4,646)	(120,749)
Arrow Electronics, Inc.*	(29,931)	(2,206,513)
Badger Meter, Inc.	(9,319)	(493,441)
Benchmark Electronics, Inc.	(29,961)	(701,087)
CalAmp Corp.*	(683)	(16,365)
Celestica, Inc. (Canada)*	(56,670)	(613,736)
Cognex Corp.	(20,461)	(1,142,133)
Control4 Corp.*	(12,302)	(422,328)
Cray, Inc.*	(53,130)	(1,142,295)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Electronics For Imaging, Inc.*	(67,812)	$(2,311,033)
ePlus, Inc.*	(3,260)	(302,202)
Extreme Networks, Inc.*	(122,467)	(671,119)
FARO Technologies, Inc.*	(5,503)	(354,118)
Finisar Corp.*	(257,705)	(4,909,280)
Fitbit, Inc., Class A*	(492,039)	(2,632,409)
Infinera Corp.*	(345,909)	(2,525,136)
Littelfuse, Inc.	(4,580)	(906,336)
Methode Electronics, Inc.	(4,038)	(146,176)
National Instruments Corp.	(21,957)	(1,061,182)
NetScout Systems, Inc.*	(98,890)	(2,496,972)
nLight, Inc.*	(7,908)	(175,637)
Plexus Corp.*	(1,629)	(95,313)
Pure Storage, Inc., Class A*	(25,940)	(673,143)
Quantenna Communications, Inc.*	(7,717)	(142,379)
Ribbon Communications, Inc.*	(5,283)	(36,083)
Rogers Corp.*	(6,627)	(976,290)
Sanmina Corp.*	(76,491)	(2,111,152)
Sierra Wireless, Inc. (Canada)*	(23,113)	(464,571)
Stratasys Ltd. (Israel)*	(14,716)	(340,087)
Tech Data Corp.*	(117)	(8,374)
ViaSat, Inc.*	(59,782)	(3,823,059)
Viavi Solutions, Inc.*	(206,956)	(2,346,881)

		(39,453,416)

Telecommunication Services — (1.4)%
AT&T, Inc.	(139,133)	(4,672,086)
ATN International, Inc.	(12,118)	(895,278)
Boingo Wireless, Inc.*	(8,521)	(297,383)
Cincinnati Bell, Inc.*	(68,666)	(1,095,223)
Consolidated Communications Holdings, Inc.	(88,015)	(1,147,716)
ORBCOMM, Inc.*	(83,556)	(907,418)
Shenandoah Telecommunications Co.	(11,991)	(464,651)
Sprint Corp.*	(356,528)	(2,331,693)

		(11,811,448)

Transportation — (3.9)%
Air Transport Services Group, Inc.*	(65,722)	(1,411,051)
Allegiant Travel Co.	(16,122)	(2,044,270)
Atlas Air Worldwide Holdings, Inc.*	(53,712)	(3,424,140)
Canadian National Railway Co. (Canada)	(20,616)	(1,851,317)
Canadian Pacific Railway Ltd. (Canada)	(9,166)	(1,942,642)

The accompanying notes are an integral part of the financial statements.

41

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Hawaiian Holdings, Inc.	(71,369)	$(2,861,897)
Hub Group, Inc., Class A*	(32,044)	(1,461,206)
JetBlue Airways Corp.*	(48,073)	(930,693)
Kansas City Southern	(37,617)	(4,261,254)
Kirby Corp.*	(1,384)	(113,834)
Knight-Swift Transportation Holdings, Inc.	(5,117)	(176,434)
Ryder System, Inc.	(59,617)	(4,356,214)
Saia, Inc.*	(16,329)	(1,248,352)
SkyWest, Inc.	(13,904)	(818,946)
Spirit Airlines, Inc.*	(62,296)	(2,926,043)
Werner Enterprises, Inc.	(79,205)	(2,799,897)

		(32,628,190)

TOTAL COMMON STOCK (Proceeds $655,918,395)		(621,400,565)

TOTAL SECURITIES SOLD SHORT - (73.5)%		(621,400,565)

(Proceeds $655,918,395)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		6,961,011

NET ASSETS - 100.0%		$845,832,961

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
(c)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC  Public Limited Company

The accompanying notes are an integral part of the financial statements.

42

GOTHAM NEUTRAL FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 121.2%
COMMON STOCKS — 121.2%
Automobiles & Components — 2.6%
Adient PLC (Ireland)†(a)(b)	40,716	$1,600,546
BorgWarner, Inc.†	3,634	155,463
Cooper-Standard Holdings, Inc.†*	414	49,672
Dana, Inc.†	15,034	280,685
Delphi Technologies PLC (Jersey)†	25,876	811,471
Fiat Chrysler Automobiles NV (Netherlands)(a)*	101,535	1,777,878
Gentex Corp.†	17,291	371,065
Goodyear Tire & Rubber Co. (The)†(a)(b)	49,359	1,154,507
Harley-Davidson, Inc.(a)	2,570	116,421
Lear Corp.†	10,623	1,540,335
Magna International, Inc. (Canada)†	970	50,954
Tenneco, Inc., Class A†(a)(b)	22,369	942,630
Thor Industries, Inc.(a)	4,178	349,699
Visteon Corp.(a)*	961	89,277

		9,290,603

Capital Goods — 15.6%
3M Co.†	3,123	658,047
AAR Corp.†	2,457	117,666
Actuant Corp., Class A(a)	994	27,733
AECOM(a)*	7,613	248,641
Allison Transmission Holdings, Inc.†	37,407	1,945,538
Altra Industrial Motion Corp.(a)	5,625	232,312
AMETEK, Inc.†	7,762	614,129
AO Smith Corp.†	6,821	364,037
Applied Industrial Technologies, Inc.†	5,944	465,118
Arconic, Inc.†(a)	33,290	732,713
Argan, Inc.†	13,041	560,763
Armstrong World Industries, Inc.(b)*	25,142	1,749,883
Atkore International Group, Inc.†*	20,043	531,741
AZZ, Inc.(a)	636	32,118
Boeing Co. (The)†	5,302	1,971,814
Briggs & Stratton Corp.	2,051	39,441
Caterpillar, Inc.†	3,288	501,387
Colfax Corp.†(a)*	11,872	428,104
Columbus McKinnon Corp.†	2,935	116,050
Comfort Systems USA, Inc.	2,088	117,763
Continental Building Products, Inc.†*	6,736	252,937
Donaldson Co., Inc.†(a)	5,370	312,856
Dover Corp.†	12,229	1,082,633
Eaton Corp. PLC (Ireland)†	5,305	460,103
Emerson Electric Co.†(b)	33,441	2,560,912

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Esterline Technologies Corp.†*	4,457	$405,364
Federal Signal Corp.†	5,525	147,960
Fluor Corp.†(b)	23,688	1,376,273
Fortune Brands Home & Security, Inc.	1,869	97,861
Gardner Denver Holdings, Inc.†*	47,863	1,356,437
Generac Holdings, Inc.†*	563	31,759
General Electric Co.†	28,730	324,362
Gibraltar Industries, Inc.†*	2	91
Global Brass & Copper Holdings, Inc.	349	12,878
Graco, Inc.†	1,014	46,989
GrafTech International Ltd.†(a)	57,885	1,129,336
Harris Corp.†	2,791	472,265
Harsco Corp.†*	9,188	262,317
HD Supply Holdings, Inc.†*	3,407	145,786
Hexcel Corp.†(a)	4,934	330,825
Hillenbrand, Inc.†	19,451	1,017,287
Honeywell International, Inc.†	13,997	2,329,101
Illinois Tool Works, Inc.†	5,604	790,836
Insteel Industries, Inc.†	1,563	56,080
ITT, Inc.†(b)	12,515	766,669
Jacobs Engineering Group, Inc.†(a)(b)	31,081	2,377,696
Kadant, Inc.†	333	35,914
Kaman Corp.†(a)	4,963	331,429
Kennametal, Inc.†(a)(b)	33,521	1,460,175
KLX, Inc.†*	3,764	236,304
L3 Technologies, Inc.	369	78,457
Lincoln Electric Holdings, Inc.†	1,209	112,969
Lockheed Martin Corp.†	1,594	551,460
Masco Corp.	2,886	105,628
Meritor, Inc.†*	42,106	815,172
Milacron Holdings Corp.†*	6,673	135,128
MSC Industrial Direct Co., Inc., Class A†	14,436	1,271,956
Mueller Industries, Inc.	169	4,898
National Presto Industries, Inc.†(a)	1,694	219,627
Nexeo Solutions, Inc.(a)*	1,065	13,046
Nordson Corp.†(b)	1,497	207,933
NV5 Global, Inc.*	5	434
nVent Electric PLC (Ireland)	578	15,698
Oshkosh Corp.†(a)(b)	20,461	1,457,642
Parker-Hannifin Corp.†	16,909	3,110,072
Pentair PLC (Ireland)†	19,217	833,057
PGT Innovations, Inc.*	4,298	92,837
Quanex Building Products Corp.(a)	417	7,589

The accompanying notes are an integral part of the financial statements.

43

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanta Services, Inc.†*	16,119	$538,052
Raytheon Co.†	6,025	1,245,126
Rockwell Automation, Inc.†	4,104	769,582
Rockwell Collins, Inc.	132	18,542
Snap-on, Inc.†(a)(b)	12,901	2,368,624
Spirit AeroSystems Holdings, Inc., Class A†	4,876	446,983
SPX FLOW, Inc.†*	11,629	604,708
Standex International Corp.	217	22,622
Systemax, Inc.†(a)	1,823	60,050
Teledyne Technologies, Inc.†(a)*	2,128	524,935
Textron, Inc.†	7,767	555,107
Toro Co. (The)	1,468	88,036
TransDigm Group, Inc.†(a)*	1,319	491,064
TriMas Corp.†(b)*	4,880	148,352
United Rentals, Inc.†*	9,158	1,498,249
United Technologies Corp.	20,415	2,854,221
Valmont Industries, Inc.(a)	4,440	614,940
Wabash National Corp.(a)	7,677	139,952
WABCO Holdings, Inc.*	629	74,184
WESCO International, Inc.†(b)*	15,066	925,806
WW Grainger, Inc.†	2,754	984,307
Xylem, Inc.†	1,399	111,738

		55,785,216

Commercial & Professional Services — 3.1%
ABM Industries, Inc.(a)	10,752	346,752
Brink’s Co. (The)(a)	3,069	214,063
CBIZ, Inc.*	1,560	36,972
Cintas Corp.†	1,428	282,473
Copart, Inc.†(a)*	11,411	588,009
Deluxe Corp.†(a)	15,110	860,363
Dun & Bradstreet Corp. (The)†	3,563	507,763
FTI Consulting, Inc.†(b)*	8,458	619,041
Heidrick & Struggles International, Inc.	1,020	34,527
ICF International, Inc.†	2,218	167,348
KAR Auction Services, Inc.†	14,734	879,472
Kforce, Inc.	112	4,211
Kimball International, Inc., Class B	19	318
Korn/Ferry International†	12,460	613,530
ManpowerGroup, Inc.†(b)	13,500	1,160,460
Matthews International Corp., Class A(a)	1,388	69,608
Navigant Consulting, Inc.†	4,325	99,734

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Pitney Bowes, Inc.†(a)	45,824	$324,434
Republic Services, Inc.†	12,382	899,676
Ritchie Bros Auctioneers, Inc. (Canada)	2,133	77,065
Robert Half International, Inc.†(a)	3,955	278,353
SP Plus Corp.†*	8,650	315,725
Tetra Tech, Inc.†	8,927	609,714
TriNet Group, Inc.(b)*	8,651	487,224
Verisk Analytics, Inc.†*	2,815	339,348
Waste Management, Inc.†(b)	13,431	1,213,625

		11,029,808

Consumer Durables & Apparel — 3.9%
Acushnet Holdings Corp.(a)	2,467	67,670
Carter’s, Inc.(a)	1,993	196,510
Cavco Industries, Inc.†*	2,019	510,807
Crocs, Inc.(a)(b)*	37,287	793,840
Fossil Group, Inc.†(a)*	36,050	839,244
Garmin Ltd. (Switzerland)†	24,287	1,701,304
Johnson Outdoors, Inc., Class A	145	13,484
Malibu Boats, Inc., Class A†*	1,016	55,596
Michael Kors Holdings Ltd. (British Virgin Islands)†*	6,475	443,926
Mohawk Industries, Inc.†*	9,394	1,647,238
NIKE, Inc., Class B†	3,202	271,273
PVH Corp.†	10,562	1,525,153
Ralph Lauren Corp.†	77	10,591
Skechers U.S.A., Inc., Class A†(a)(b)*	36,839	1,028,913
Sturm Ruger & Co., Inc.(a)	1,360	93,908
Tapestry, Inc.†	48,189	2,422,461
Tupperware Brands Corp.†(a)(b)	14,880	497,736
Vista Outdoor, Inc.†(a) *	13,550	242,410
Whirlpool Corp.†(a)	13,559	1,610,131

		13,972,195

Consumer Services — 5.9%
Adtalem Global Education, Inc.†*	4,637	223,503
BJ’s Restaurants, Inc.†(a)	13,187	952,101
Bloomin’ Brands, Inc.†(a)	20,471	405,121
Boyd Gaming Corp.†	67,722	2,292,390
Brinker International, Inc.†(a)	27,184	1,270,308
Choice Hotels International, Inc.†(a)	10,105	841,746
Churchill Downs, Inc.†(a)	1,354	376,006
Darden Restaurants, Inc.†	5,004	556,395
Denny’s Corp.(a)*	654	9,627
Eldorado Resorts, Inc.(a)*	2,819	137,003

The accompanying notes are an integral part of the financial statements.

44

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Graham Holdings Co., Class B†(a)	1,652	$957,004
Hilton Worldwide Holdings, Inc.†	3,692	298,240
Hyatt Hotels Corp., Class A†	29,232	2,326,575
International Game Technology PLC (United Kingdom)†(a)	13,753	271,622
Jack in the Box, Inc.†	8,068	676,340
K12, Inc.*	12	212
Las Vegas Sands Corp.†	9,649	572,475
Laureate Education, Inc., Class A†*	11,676	180,277
Marriott International, Inc., Class A†(a)	1,302	171,903
McDonald’s Corp.†	8,889	1,487,041
Papa John’s International, Inc.†(a)	17,173	880,631
Red Robin Gourmet Burgers, Inc.(a)*	1,893	76,004
Regis Corp.†*	3,489	71,280
Ruth’s Hospitality Group, Inc.(a)	3,951	124,654
Sonic Corp.†	6,037	261,644
Stars Group, Inc. (The) (Canada)†(b)*	76,724	1,910,428
Vail Resorts, Inc.†	4,241	1,163,815
Weight Watchers International, Inc.†*	8,579	617,602
Wyndham Hotels & Resorts, Inc.†	12,914	717,631
Yum! Brands, Inc.†	11,389	1,035,374

		20,864,952

Energy — 5.9%
Cameco Corp. (Canada)†	66,361	756,515
Chevron Corp.†(b)	11,958	1,462,224
CONSOL Energy, Inc.*	807	32,934
CVR Energy, Inc.†(a)	26,695	1,073,673
Diamond Offshore Drilling, Inc.(a)*	12,942	258,840
Frank’s International NV (Netherlands)*	3,472	30,137
FTS International, Inc.†(a)*	37,398	440,922
Halliburton Co.†	37,495	1,519,672
Helmerich & Payne, Inc.†(a)	11,681	803,302
HollyFrontier Corp.†(a)(b)	22,591	1,579,111
Imperial Oil Ltd. (Canada)†	3,794	122,812
Kinder Morgan, Inc.†(a)	106,604	1,890,089
Mammoth Energy Services, Inc.†(a)	35,685	1,038,434
Matrix Service Co.*	540	13,311
Nabors Industries Ltd. (Bermuda)†(a)	162,506	1,001,037
National Oilwell Varco, Inc.	17	732
Noble Corp. PLC (United Kingdom)†(a)*	76,082	534,856
ONEOK, Inc.†(a)	19,887	1,348,140

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66†	9,544	$1,075,800
Precision Drilling Corp. (Canada)†*	37,663	130,314
ProPetro Holding Corp.(a)*	3,176	52,372
Renewable Energy Group, Inc.(a)*	10,745	309,456
RPC, Inc.†(a)	121,456	1,880,139
SEACOR Holdings, Inc.†(b)*	5,601	276,745
Ship Finance International Ltd. (Bermuda)†(a)	38,057	528,992
TechnipFMC PLC (United Kingdom)†(b)	39,794	1,243,562
Tidewater, Inc.*	3,309	103,208
Valero Energy Corp.†	2,483	282,441
Weatherford International PLC (Ireland)†(a)*	55,969	151,676
Williams Cos., Inc. (The)†	39,324	1,069,220

		21,010,666

Food & Staples Retailing — 2.2%
BJ’s Wholesale Club Holdings, Inc.*	959	25,682
Kroger Co. (The)†	35,317	1,028,078
Performance Food Group Co.(b)*	6,081	202,497
SUPERVALU, Inc.†(a)*	17,705	570,455
Sysco Corp.†	21,443	1,570,700
Walgreens Boots Alliance, Inc.†	10,940	797,526
Walmart, Inc.†	36,645	3,441,332
Weis Markets, Inc.(a)	5,546	240,696

		7,876,966

Food, Beverage & Tobacco — 6.1%
Altria Group, Inc.†	22,084	1,331,886
Archer-Daniels-Midland Co.†	46,365	2,330,768
B&G Foods, Inc.(a)	12,089	331,843
Brown-Forman Corp., Class B†(a)	27,661	1,398,264
Coca-Cola Co. (The)†	9,178	423,932
Conagra Brands, Inc.†	42,697	1,450,417
Dean Foods Co.(a)	70,303	499,151
Flowers Foods, Inc.	18	336
General Mills, Inc.†(a)	7,122	305,676
Hain Celestial Group, Inc. (The)†(a)*	18,462	500,689
Ingredion, Inc.†	19,757	2,073,695
Kellogg Co.†(a)(b)	10,763	753,625
Kraft Heinz Co. (The)†(a)(b)	41,053	2,262,431
Molson Coors Brewing Co., Class B†(a)	11,681	718,382
Mondelez International, Inc., Class A†	19,933	856,322

The accompanying notes are an integral part of the financial statements.

45

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.†	19,918	$2,226,832
Philip Morris International, Inc.†(b)	18,085	1,474,651
Pilgrim’s Pride Corp.†*	72,200	1,306,098
TreeHouse Foods, Inc.(a)*	1,121	53,640
Tyson Foods, Inc., Class A†	15,065	896,819
Universal Corp.†	1,428	92,820
Vector Group Ltd.†(a)	24,641	339,552

		21,627,829

Health Care Equipment & Services — 12.0%
Abbott Laboratories†	13,392	982,437
Acadia Healthcare Co., Inc.(a)*	3,969	139,709
Allscripts Healthcare Solutions, Inc.†(a)*	84,468	1,203,669
AmerisourceBergen Corp.†	6,109	563,372
AMN Healthcare Services, Inc.†(a)(b)*	23,032	1,259,850
AngioDynamics, Inc.†*	2,114	45,958
athenahealth, Inc.†*	2,009	268,402
Avanos Medical, Inc.†(a)(b)*	26,051	1,784,494
Baxter International, Inc.†(b)	10,566	814,533
Becton Dickinson and Co.†	9,882	2,579,202
Cardinal Health, Inc.†	12,327	665,658
Cerner Corp.†*	14,548	937,037
CONMED Corp.†(a)	14,132	1,119,537
Cooper Cos., Inc. (The)†(a)	3,168	878,011
CVS Health Corp.†	13,418	1,056,265
Danaher Corp.†	13,238	1,438,441
DaVita, Inc.†*	3,758	269,186
DENTSPLY SIRONA, Inc.†(b)	41,482	1,565,531
Encompass Health Corp.	3,330	259,574
Envision Healthcare Corp.†*	12,697	580,634
Express Scripts Holding Co.†*	9,722	923,687
Globus Medical, Inc., Class A†(b)*	28,652	1,626,288
Haemonetics Corp.†*	4,587	525,578
HCA Healthcare, Inc.†	6,005	835,416
HealthStream, Inc.	155	4,807
Hill-Rom Holdings, Inc.†(a)	12,942	1,221,725
HMS Holdings Corp.†*	14,221	466,591
Hologic, Inc.(b)*	6,207	254,363
ICU Medical, Inc.†*	7,937	2,244,187
Integer Holdings Corp.†*	11,147	924,644
Laboratory Corp. of America Holdings†*	12,174	2,114,380
LifePoint Health, Inc.†(b)*	21,253	1,368,693
Masimo Corp.†*	948	118,064

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.†	6,586	$873,633
Medtronic PLC (Ireland)†	26,735	2,629,922
Meridian Bioscience, Inc.†(a)	7,485	111,526
NextGen Healthcare, Inc.(b)*	18,117	363,789
Owens & Minor, Inc.†(a)	22,252	367,603
Patterson Cos., Inc.†(a)	27,842	680,737
Quest Diagnostics, Inc.†	2,318	250,135
Quidel Corp.†(a)*	12,423	809,607
ResMed, Inc.†(b)	12,798	1,476,121
STERIS PLC (United Kingdom)†(a)(b)	15,742	1,800,885
Stryker Corp.†	803	142,677
Tabula Rasa HealthCare, Inc.(a)*	789	64,059
Tenet Healthcare Corp.†(a)*	38,332	1,090,929
Tivity Health, Inc.(a)*	8,555	275,043
Universal Health Services, Inc., Class B†	807	103,167
Varex Imaging Corp.†(a)*	3,588	102,832
Varian Medical Systems, Inc.†(a)*	1,478	165,433
West Pharmaceutical Services, Inc.†(a)(b)	3,787	467,581

		42,815,602

Household & Personal Products — 1.9%
Avon Products, Inc.†*	155,769	342,692
Clorox Co. (The)†(a)	4,038	607,356
Colgate-Palmolive Co.†	28,724	1,923,072
Edgewell Personal Care Co.†(a)*	29,850	1,379,966
Estee Lauder Cos., Inc. (The), Class A†	1,089	158,253
Kimberly-Clark Corp.†	11,936	1,356,407
Procter & Gamble Co. (The)†	13,879	1,155,149

		6,922,895

Materials — 5.7%
AptarGroup, Inc.†(a)	8,387	903,615
Bemis Co., Inc.†	5,473	265,988
Celanese Corp.†	16,365	1,865,610
Chemours Co. (The)†(a)	32,995	1,301,323
Domtar Corp.†	37,910	1,977,765
DowDuPont, Inc.†(b)	5,815	373,963
Eagle Materials, Inc.†(b)	22,163	1,889,174
FMC Corp.†(b)	7,769	677,301
FutureFuel Corp.	29	538
Greif, Inc., Class A	1,225	65,734
International Paper Co.†	11,562	568,272
KMG Chemicals, Inc.†	496	37,478

The accompanying notes are an integral part of the financial statements.

46

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Kraton Corp.†(b)*	12,464	$587,678
Kronos Worldwide, Inc.†(a)	10,121	164,466
Louisiana-Pacific Corp.†	11,249	297,986
LyondellBasell Industries NV, Class A (Netherlands)†	17,261	1,769,425
Methanex Corp. (Canada)†	13,278	1,050,290
NewMarket Corp.†(a)	391	158,554
Norbord, Inc. (Canada)(a)	1,893	62,791
PolyOne Corp.†(a)	14,862	649,767
RPM International, Inc.†(b)	22,704	1,474,398
Sherwin-Williams Co. (The)†(b)	2,613	1,189,464
Tredegar Corp.	340	7,361
Valhi, Inc.(a)	160	365
Verso Corp., Class A†(b)*	21,367	719,427
Vulcan Materials Co.(b)	2,214	246,197
WestRock Co.†	34,703	1,854,528

		20,159,458

Media — 3.6%
AMC Entertainment Holdings, Inc., Class A†(a)	23,348	478,634
AMC Networks, Inc., Class A(a)*	1,353	89,758
CBS Corp., Class B, non-voting shares†	14,418	828,314
Cinemark Holdings, Inc.†(a)	39,762	1,598,432
Comcast Corp., Class A†	23,403	828,700
DISH Network Corp., Class A†*	20,410	729,862
Gannett Co., Inc.(a)(b)	56,258	563,143
Interpublic Group of Cos., Inc. (The)†	39,371	900,415
Loral Space & Communications, Inc.†*	1,214	55,116
Marcus Corp. (The)	33	1,388
MSG Networks, Inc., Class A†(a)*	16,622	428,848
New Media Investment Group, Inc.(a)	5,396	84,663
News Corp., Class A†	34,545	455,649
Omnicom Group, Inc.†(a)(b)	12,659	861,065
Scholastic Corp.(a)	1,607	75,031
Sinclair Broadcast Group, Inc., Class A†	8,926	253,052
Tribune Media Co., Class A†(b)	22,109	849,649
Twenty-First Century Fox, Inc., Class A†	28,904	1,339,122
Viacom, Inc., Class B†	30,342	1,024,346
Walt Disney Co. (The)†	12,762	1,492,388

		12,937,575

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
AbbVie, Inc.†	8,655	$818,590
Acorda Therapeutics, Inc.†*	5,159	101,374
Amgen, Inc.†	3,961	821,076
ANI Pharmaceuticals, Inc.†(a)*	2,185	123,540
Biogen, Inc.†*	1,930	681,888
Bristol-Myers Squibb Co.†(b)	5,224	324,306
Bruker Corp.†	16,270	544,232
Celgene Corp.†*	9,820	878,792
Corcept Therapeutics, Inc.(a)*	4,909	68,824
Eagle Pharmaceuticals, Inc.†*	4,722	327,376
Eli Lilly & Co.†	2,113	226,746
Emergent BioSolutions, Inc.†*	7,194	473,581
Enanta Pharmaceuticals, Inc.†(a)*	4,343	371,153
Exelixis, Inc.*	3,829	67,850
Gilead Sciences, Inc.†	12,238	944,896
Incyte Corp.*	45	3,109
Innoviva, Inc.†*	58,418	890,290
Jazz Pharmaceuticals PLC (Ireland)†*	3,970	667,476
Johnson & Johnson†	6,355	878,070
Ligand Pharmaceuticals, Inc.†(a)*	2,574	706,537
Merck & Co., Inc.†	10,837	768,777
Mettler-Toledo International, Inc.†*	1,442	878,149
Myriad Genetics, Inc.(b)*	4,919	226,274
Nektar Therapeutics†(a)*	18,033	1,099,292
Neurocrine Biosciences, Inc.(a)(b)*	3,145	386,678
Pfizer, Inc.†	7,836	345,333
Phibro Animal Health Corp., Class A†	5,511	236,422
PRA Health Sciences, Inc.†(b)*	15,976	1,760,395
Prestige Consumer Healthcare, Inc.†*	10,382	393,374
QIAGEN NV (Netherlands)†*	27,406	1,038,139
Regeneron Pharmaceuticals, Inc.†*	164	66,263
REGENXBIO, Inc.†*	5,275	398,262
Repligen Corp.†(a)*	5,541	307,304
Sarepta Therapeutics, Inc.(a)*	690	111,442
Seattle Genetics, Inc.*	9	694
Supernus Pharmaceuticals, Inc.(a)*	1,048	52,767
Thermo Fisher Scientific, Inc.†	2,720	663,898
United Therapeutics Corp.†*	358	45,781
Vertex Pharmaceuticals, Inc.*	14	2,698
Waters Corp.†(a)*	4,368	850,362
Zoetis, Inc.†	1,488	136,241

		19,688,251

The accompanying notes are an integral part of the financial statements.

47

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 8.7%
Aaron’s, Inc.	1,221	$66,496
Advance Auto Parts, Inc.†	10,048	1,691,380
Amazon.com, Inc.†*	1,197	2,397,591
Asbury Automotive Group, Inc.†(a)*	15,644	1,075,525
Ascena Retail Group, Inc.*	4,036	18,444
AutoNation, Inc.(a)*	5,832	242,320
AutoZone, Inc.†*	2,385	1,850,044
Bed Bath & Beyond, Inc.(a)	46,616	699,240
Best Buy Co., Inc.(b)	8,121	644,483
Booking Holdings, Inc.†*	691	1,370,944
Buckle, Inc. (The)(a)	4,132	95,243
CarMax, Inc.†*	1,200	89,604
Chico’s FAS, Inc.(a)(b)	27,170	235,564
Core-Mark Holding Co., Inc.†(a)	17,146	582,278
Dick’s Sporting Goods, Inc.†(a)	18,598	659,857
Dollar General Corp.†(b)	21,908	2,394,544
Foot Locker, Inc.†(a)	16,295	830,719
Genuine Parts Co.†	7,187	714,388
Home Depot, Inc. (The)†	6,408	1,327,417
Kohl’s Corp.†(a)	25,334	1,888,650
Lands’ End, Inc.†(a)*	4,459	78,255
Lowe’s Cos., Inc.†	11,533	1,324,219
Macy’s, Inc.(a)	4,145	143,956
Nordstrom, Inc.(a)	1,373	82,119
Nutrisystem, Inc.†(a)	21,215	786,016
Office Depot, Inc.†	81,558	261,801
O’Reilly Automotive, Inc.†*	815	283,066
PetMed Express, Inc.†(a)	27,519	908,402
Qurate Retail, Inc.†(b)*	85,390	1,896,512
RH†*	2	262
Ross Stores, Inc.†	4,267	422,860
Signet Jewelers Ltd. (Bermuda)†(a)	28,234	1,861,468
Tailored Brands, Inc.†(a)	59,340	1,494,775
Target Corp.	1,050	92,620
TJX Cos., Inc. (The)†(b)	5,769	646,243
TripAdvisor, Inc.(a)*	1,393	71,141
Urban Outfitters, Inc.†*	43,033	1,760,050

		30,988,496

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Energy Industries, Inc.†(a)(b)*	23,758	1,227,101
Analog Devices, Inc.†(b)	23,181	2,143,315
Cabot Microelectronics Corp.†	3,720	383,792
Diodes, Inc.†(a)*	13,131	437,131

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.	1,459	$68,996
KLA-Tencor Corp.†	5,471	556,455
Lam Research Corp.†(b)	15,453	2,344,220
Maxim Integrated Products, Inc.†(b)	27,905	1,573,563
Micron Technology, Inc.†(a)*	77,778	3,517,899
MKS Instruments, Inc.†	9,549	765,352
Nanometrics, Inc.†(b)*	15,779	592,028
QUALCOMM, Inc.†(a)	5,433	391,339
SMART Global Holdings, Inc. (Cayman Islands)†(a)(b)*	50,681	1,456,572
Texas Instruments, Inc.†	14,784	1,586,175
Xcerra Corp.†*	45,596	650,655

		17,694,593

Software & Services — 18.3%
Accenture PLC, Class A (Ireland)†	7,510	1,278,202
Adobe, Inc.†*	2,096	565,815
Akamai Technologies, Inc.†(b)*	26,856	1,964,516
Alliance Data Systems Corp.†(a)	1,610	380,218
Alphabet, Inc., Class A†*	2,191	2,644,712
ANGI Homeservices, Inc., Class A†(a)*	17,528	411,557
ANSYS, Inc.†*	2,779	518,784
Appfolio, Inc., Class A†(a)(b)*	9,111	714,302
Aspen Technology, Inc.†*	4,282	487,763
Automatic Data Processing, Inc.†	7,964	1,199,856
Avaya Holdings Corp.†(a)*	11,422	252,883
Broadridge Financial Solutions, Inc.†	5,240	691,418
CA, Inc.†	46,149	2,037,478
Cadence Design Systems, Inc.†*	8,015	363,240
Cardtronics PLC, Class A (United Kingdom)†*	20,289	641,944
Cars.com, Inc.(a)*	45,796	1,264,428
CDK Global, Inc.†(b)	30,741	1,923,157
CGI Group, Inc., Class A (Canada)†(b)*	19,593	1,263,357
Cision Ltd. (Cayman Islands)†*	20,566	345,509
Citrix Systems, Inc.†*	19,398	2,156,282
CommVault Systems, Inc.†*	2,479	173,530
Conduent, Inc.†(a)(b)*	44,614	1,004,707
Convergys Corp.†	15,525	368,564
DXC Technology Co.†(b)	25,389	2,374,379
eBay, Inc.†*	73,970	2,442,489
Electronic Arts, Inc.†*	13,964	1,682,522

The accompanying notes are an integral part of the financial statements.

48

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Endurance International Group Holdings, Inc.(a)*	17,634	$155,179
Envestnet, Inc.†*	609	37,119
Etsy, Inc.†(a)*	62,053	3,188,283
Facebook, Inc., Class A†*	8,772	1,442,643
Fair Isaac Corp.†*	5,840	1,334,732
Fiserv, Inc.†*	6,767	557,465
FleetCor Technologies, Inc.†(a)*	1,663	378,898
Fortinet, Inc.†(a)(b)*	26,045	2,403,172
Globant SA (Luxembourg)†*	2,615	154,259
GoDaddy, Inc., Class A†(b)*	21,963	1,831,495
IAC/InterActiveCorp.†*	7,820	1,694,750
International Business Machines Corp.†	5,137	776,766
Intuit, Inc.†	11,004	2,502,310
j2 Global, Inc.(a)(b)	6,703	555,344
LogMeIn, Inc.†(b)	17,255	1,537,420
Manhattan Associates, Inc.†*	1,720	93,912
Mastercard, Inc., Class A†	662	147,368
MAXIMUS, Inc.†	1,602	104,226
Microsoft Corp.†	10,672	1,220,557
MicroStrategy, Inc., Class A†*	238	33,468
Monotype Imaging Holdings, Inc.†	3,427	69,225
New Relic, Inc.†*	713	67,186
NIC, Inc.†(a)	44,481	658,319
Open Text Corp. (Canada)†	30,286	1,152,079
Oracle Corp.†(b)	23,583	1,215,939
Paychex, Inc.†(a)(b)	13,177	970,486
Paycom Software, Inc.†(a)*	1,995	310,043
Perficient, Inc.(a)*	1,844	49,143
Progress Software Corp.†	21,511	759,123
Qualys, Inc.†(a)(b)*	6,630	590,733
QuinStreet, Inc.(a)*	10,578	143,543
Red Hat, Inc.†(a)*	9,585	1,306,244
salesforce.com, Inc.†*	14,023	2,230,078
ServiceNow, Inc.†*	4,161	814,016
Shutterstock, Inc.(a)	4,782	261,002
SPS Commerce, Inc.†*	5,036	499,773
Stamps.com, Inc.†(a)(b)*	6,815	1,541,553
Symantec Corp.†	9,496	202,075
Synopsys, Inc.†(b)*	2,541	250,568
TechTarget, Inc.†*	8,135	157,982
TTEC Holdings, Inc.	265	6,864
Tucows, Inc., Class A(a)*	716	39,917

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Tyler Technologies, Inc.†*	1,225	$300,198
VeriSign, Inc.†*	7,258	1,162,151
Visa, Inc., Class A†(a)(b)	2,641	396,388
VMware, Inc., Class A†*	1,501	234,246
Web.com Group, Inc.†*	13,316	371,516
XO Group, Inc.†*	3,449	118,922

		65,180,290

Technology Hardware & Equipment — 7.8%
ADTRAN, Inc.†	3,652	64,458
Amphenol Corp., Class A†	4,351	409,081
Apple, Inc.†	4,469	1,008,832
Avnet, Inc.†(a)(b)	15,486	693,308
AVX Corp.†	6,946	125,375
Casa Systems, Inc.†(a)*	40,439	596,475
Ciena Corp.†(a)*	44,119	1,378,278
Cisco Systems, Inc.†	28,654	1,394,017
CommScope Holding Co., Inc.†(a)*	31,639	973,216
Corning, Inc.	338	11,931
Dolby Laboratories, Inc., Class A†	8,218	575,013
EchoStar Corp., Class A†(b)*	17,210	798,028
Electro Scientific Industries, Inc.†*	8,514	148,569
F5 Networks, Inc.†*	3,756	749,022
FLIR Systems, Inc.†	34,626	2,128,460
Hewlett Packard Enterprise Co.†(a)	39,289	640,804
HP, Inc.†	46,253	1,191,940
Insight Enterprises, Inc.†*	9,982	539,926
InterDigital, Inc.†	4,318	345,440
Jabil, Inc.†	40,169	1,087,777
Mesa Laboratories, Inc.(a)	70	12,993
Mitel Networks Corp. (Canada)†*	18,420	202,988
Motorola Solutions, Inc.†	3,491	454,319
MTS Systems Corp.(a)	688	37,668
NetApp, Inc.†	9,881	848,679
Novanta, Inc. (Canada)*	520	35,568
OSI Systems, Inc.†(a)*	10,053	767,144
Plantronics, Inc.†(a)	10,792	650,758
Seagate Technology PLC (Ireland)†(a)	57,451	2,720,305
TE Connectivity Ltd. (Switzerland)†	33,803	2,972,298
Tech Data Corp.(a)*	1,556	111,363
Vishay Intertechnology, Inc.†(a)	76,818	1,563,246
Western Digital Corp.†(a)(b)	37,296	2,183,308
Xerox Corp.†	8,964	241,849
Zebra Technologies Corp., Class A†*	494	87,354

		27,749,790

The accompanying notes are an integral part of the financial statements.

49

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.6%
BCE, Inc. (Canada)†(b)	30,304	$1,227,918
CenturyLink, Inc.†(a)	67,875	1,438,950
Globalstar, Inc.*	553	281
Intelsat SA (Luxembourg)†*	23,144	694,320
Rogers Communications, Inc., Class B (Canada)†(b)	28,106	1,444,929
Verizon Communications, Inc.†(b)	57,648	3,077,827
Vonage Holdings Corp.†(b)*	105,631	1,495,735

		9,379,960

Transportation — 4.8%
American Airlines Group, Inc.†(a)(b)	55,596	2,297,783
ArcBest Corp.†(b)	12,406	602,311
CH Robinson Worldwide, Inc.†	3,904	382,280
CSX Corp.†	20,225	1,497,661
Echo Global Logistics, Inc.*	1,025	31,724
Expeditors International of Washington, Inc.†	43,449	3,194,805
FedEx Corp.†	3,734	899,110
Heartland Express, Inc.(a)	14,494	285,967
JB Hunt Transport Services, Inc.	59	7,017
Knight-Swift Transportation Holdings, Inc.(a)	5,388	185,778
Landstar System, Inc.†(a)(b)	11,618	1,417,396
Norfolk Southern Corp.†	3,628	654,854
Schneider National, Inc., Class B†(a)	53,861	1,345,448
Southwest Airlines Co.†	6,729	420,226
Union Pacific Corp.†	4,259	693,493
United Continental Holdings, Inc.†(a)*	21,704	1,932,958
United Parcel Service, Inc., Class B†	11,165	1,303,514

		17,152,325

TOTAL COMMON STOCKS (Cost $395,196,852)		432,127,470

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$715	688

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		688

TOTAL LONG POSITIONS - 121.2%		432,128,158

(Cost $395,197,567)

	Number of Shares	Value
SHORT POSITIONS — (96.1)%
COMMON STOCKS — (96.1)%
Automobiles & Components — (2.9)%
American Axle & Manufacturing Holdings, Inc.*	(4,528)	$(78,968)
Aptiv PLC (Jersey)	(11,584)	(971,898)
Cooper Tire & Rubber Co.	(46,323)	(1,310,941)
Dorman Products, Inc.*	(13,660)	(1,050,727)
Fox Factory Holding Corp.*	(14,596)	(1,022,450)
General Motors Co.	(19,494)	(656,363)
Gentherm, Inc.*	(19,660)	(893,547)
LCI Industries	(17,025)	(1,409,670)
Standard Motor Products, Inc.	(2,403)	(118,276)
Tesla, Inc.*	(10,107)	(2,676,030)
Tower International, Inc.	(227)	(6,867)

		(10,195,737)

Capital Goods — (13.6)%
AAON, Inc.	(13,467)	(509,053)
Aegion Corp.*	(67)	(1,700)
Alamo Group, Inc.	(2,584)	(236,720)
Allegion PLC (Ireland)	(104)	(9,419)
Ameresco, Inc., Class A*	(3)	(41)
American Railcar Industries, Inc.	(3,532)	(162,825)
American Woodmark Corp.*	(7,925)	(621,716)
Astec Industries, Inc.	(4,711)	(237,482)
Astronics Corp.*	(9,845)	(428,258)
Axon Enterprise, Inc.*	(10,123)	(692,717)
Barnes Group, Inc.	(737)	(52,349)
Beacon Roofing Supply, Inc.*	(42,029)	(1,521,030)
Blue Bird Corp.*	(190)	(4,655)
Builders FirstSource, Inc.*	(61,904)	(908,751)
BWX Technologies, Inc.	(2,602)	(162,729)
CAE, Inc. (Canada)	(342)	(6,949)
Carlisle Cos., Inc.	(682)	(83,068)
CIRCOR International, Inc.	(17,345)	(823,888)
Construction Partners, Inc., Class A*	(45)	(544)
Crane Co.	(3,575)	(351,601)
Cubic Corp.	(520)	(37,986)
Cummins, Inc.	(3,113)	(454,716)
Curtiss-Wright Corp.	(3,799)	(522,059)
Douglas Dynamics, Inc.	(616)	(27,042)
DXP Enterprises, Inc.*	(5,710)	(228,800)
Dycom Industries, Inc.*	(17,566)	(1,486,084)
EMCOR Group, Inc.	(3,237)	(243,131)
Encore Wire Corp.	(1,905)	(95,440)
EnPro Industries, Inc.	(4,113)	(299,961)

The accompanying notes are an integral part of the financial statements.

50

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
ESCO Technologies, Inc.	(2,082)	$(141,680)
Evoqua Water Technologies Corp.*	(31,148)	(553,811)
Flowserve Corp.	(34,685)	(1,896,923)
Franklin Electric Co., Inc.	(7,195)	(339,964)
Gates Industrial Corp. PLC (United Kingdom)*	(17,250)	(336,375)
General Dynamics Corp.	(12,642)	(2,588,070)
GMS, Inc.*	(3,246)	(75,307)
Granite Construction, Inc.	(13,250)	(605,525)
HEICO Corp.	(5,066)	(469,162)
Herc Holdings, Inc.*	(2,884)	(147,661)
Huntington Ingalls Industries, Inc.	(992)	(254,031)
Hyster-Yale Materials Handling, Inc.	(2,618)	(161,086)
JELD-WEN Holding, Inc.*	(26,706)	(658,570)
John Bean Technologies Corp.	(2,060)	(245,758)
Kratos Defense & Security Solutions, Inc.*	(72,907)	(1,077,565)
Lindsay Corp.	(1,672)	(167,601)
Lydall, Inc.*	(2,238)	(96,458)
MasTec, Inc.*	(16,707)	(745,968)
Maxar Technologies Ltd. (Canada)	(19,327)	(639,144)
Mercury Systems, Inc.*	(33,105)	(1,831,369)
Middleby Corp. (The)*	(15,018)	(1,942,578)
MRC Global, Inc.*	(97,701)	(1,833,848)
Mueller Water Products, Inc., Class A	(23,473)	(270,174)
Navistar International Corp.*	(8,953)	(344,690)
Northrop Grumman Corp.	(9,614)	(3,051,195)
NOW, Inc.*	(92,776)	(1,535,443)
Patrick Industries, Inc.*	(13,220)	(782,624)
Primoris Services Corp.	(7,374)	(183,023)
Proto Labs, Inc.*	(1,576)	(254,918)
Raven Industries, Inc.	(10,629)	(486,277)
RBC Bearings, Inc.*	(277)	(41,650)
Regal Beloit Corp.	(4,086)	(336,891)
REV Group, Inc.	(25,665)	(402,940)
Roper Technologies, Inc.	(4,775)	(1,414,403)
SiteOne Landscape Supply, Inc.*	(4,989)	(375,871)
SPX Corp.*	(22,709)	(756,437)
Stanley Black & Decker, Inc.	(12,305)	(1,801,944)
Sun Hydraulics Corp.	(2,495)	(136,676)
Sunrun, Inc.*	(77,926)	(969,399)
Textainer Group Holdings Ltd. (Bermuda)*	(7,895)	(101,056)
Thermon Group Holdings, Inc.*	(8,753)	(225,652)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Timken Co. (The)	(12,574)	$(626,814)
TPI Composites, Inc.*	(7,008)	(200,078)
Trex Co., Inc.*	(9,284)	(714,682)
Triumph Group, Inc.	(7,409)	(172,630)
Tutor Perini Corp.*	(4,720)	(88,736)
Universal Forest Products, Inc.	(13,573)	(479,534)
USG Corp.	(48,645)	(2,106,815)
Vicor Corp.*	(11,663)	(536,498)
Welbilt, Inc.*	(46,849)	(978,207)
Wesco Aircraft Holdings, Inc.*	(41,589)	(467,876)
Woodward, Inc.	(21,393)	(1,729,838)

		(48,592,139)

Commercial & Professional Services — (2.1)%
ACCO Brands Corp.	(701)	(7,921)
ADT, Inc.	(6,503)	(61,063)
Advanced Disposal Services, Inc.*	(16,885)	(457,246)
ASGN, Inc.*	(9,233)	(728,761)
Casella Waste Systems, Inc., Class A*	(9,954)	(309,171)
Cimpress NV (Netherlands)*	(960)	(131,146)
Civeo Corp. (Canada)*	(173)	(718)
Clean Harbors, Inc.*	(23,725)	(1,698,236)
Forrester Research, Inc.	(3,718)	(170,656)
Healthcare Services Group, Inc.	(31,313)	(1,271,934)
HNI Corp.	(10,205)	(451,469)
Huron Consulting Group, Inc.*	(920)	(45,448)
Insperity, Inc.	(1,454)	(171,499)
Multi-Color Corp.	(9,515)	(592,309)
Quad/Graphics, Inc.	(945)	(19,694)
Steelcase, Inc., Class A	(7,792)	(144,152)
Team, Inc.*	(24,495)	(551,138)
TransUnion	(2,595)	(190,940)
TrueBlue, Inc.*	(1,514)	(39,440)
UniFirst Corp.	(1,185)	(205,775)
Viad Corp.	(2,662)	(157,724)
Waste Connections, Inc. (Canada)	(56)	(4,467)

		(7,410,907)

Consumer Durables & Apparel — (3.9)%
Canada Goose Holdings, Inc. (Canada)*	(21,961)	(1,417,363)
Deckers Outdoor Corp.*	(2,640)	(313,051)
G-III Apparel Group Ltd.*	(1,412)	(68,044)
Gildan Activewear, Inc. (Canada)	(19,288)	(586,934)
GoPro, Inc., Class A*	(126,047)	(907,538)

The accompanying notes are an integral part of the financial statements.

51

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hanesbrands, Inc.	(5,594)	$(103,097)
Hasbro, Inc.	(4,369)	(459,269)
Installed Building Products, Inc.*	(8,295)	(323,505)
iRobot Corp.*	(10,593)	(1,164,383)
Leggett & Platt, Inc.	(1,523)	(66,692)
Marine Products Corp.	(2)	(46)
Mattel, Inc.*	(177,651)	(2,789,121)
Newell Brands, Inc.	(35,809)	(726,923)
Oxford Industries, Inc.	(6,575)	(593,065)
Polaris Industries, Inc.	(12,269)	(1,238,556)
Tempur Sealy International, Inc.*	(47,388)	(2,506,825)
TopBuild Corp.*	(9,392)	(533,653)
VF Corp.	(304)	(28,409)
Wolverine World Wide, Inc.	(3,586)	(140,033)

		(13,966,507)

Consumer Services — (5.9)%
Aramark	(59,468)	(2,558,313)
Belmond Ltd., Class A (Bermuda)*	(24,217)	(441,960)
Carnival Corp. (Panama)	(2,482)	(158,277)
Carrols Restaurant Group, Inc.*	(2,577)	(37,624)
Chegg, Inc.*	(14,811)	(421,077)
Chipotle Mexican Grill, Inc.*	(2,214)	(1,006,307)
Dave & Buster’s Entertainment, Inc.	(29,121)	(1,928,393)
Domino’s Pizza, Inc.	(292)	(86,082)
Fiesta Restaurant Group, Inc.*	(11,846)	(316,880)
Golden Entertainment, Inc.*	(5,127)	(123,099)
Grand Canyon Education, Inc.*	(3,421)	(385,889)
Houghton Mifflin Harcourt Co.*	(21,714)	(151,998)
International Speedway Corp., Class A	(3,068)	(134,378)
Monarch Casino & Resort, Inc.*	(1,831)	(83,219)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(47,990)	(2,756,066)
PlayAGS, Inc.*	(5,869)	(172,959)
Red Rock Resorts, Inc., Class A	(25,139)	(669,954)
Royal Caribbean Cruises Ltd. (Liberia)	(17,789)	(2,311,503)
SeaWorld Entertainment, Inc.*	(20,188)	(634,509)
Service Corp. International	(25,949)	(1,146,946)
Shake Shack, Inc., Class A*	(26,015)	(1,639,205)
Six Flags Entertainment Corp.	(11,087)	(774,094)
Starbucks Corp.	(6,301)	(358,149)
Strategic Education, Inc.	(3,397)	(465,491)
Wingstop, Inc.	(22,625)	(1,544,609)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(4,786)	$(608,109)

		(20,915,090)

Energy — (5.9)%
Andeavor	(10,900)	(1,673,150)
Cheniere Energy, Inc.*	(18,586)	(1,291,541)
DHT Holdings, Inc. (Marshall Islands)	(4,258)	(20,013)
Ensco PLC, Class A (United Kingdom)	(127,985)	(1,080,193)
Exterran Corp.*	(469)	(12,443)
Forum Energy Technologies, Inc.*	(96,583)	(999,634)
Green Plains, Inc.	(45,753)	(786,952)
Helix Energy Solutions Group, Inc.*	(37,926)	(374,709)
Liberty Oilfield Services, Inc., Class A	(28,675)	(618,520)
Newpark Resources, Inc.*	(16,523)	(171,013)
NexGen Energy Ltd. (Canada)*	(5,630)	(11,542)
Nine Energy Service, Inc.*	(2,031)	(62,108)
Occidental Petroleum Corp.	(4,276)	(351,359)
Oceaneering International, Inc.*	(6,909)	(190,688)
Oil States International, Inc.*	(14,206)	(471,639)
Par Pacific Holdings, Inc.*	(849)	(17,320)
Rowan Cos. PLC, Class A (United Kingdom)*	(142,229)	(2,678,172)
Select Energy Services, Inc., Class A*	(19,402)	(229,720)
SemGroup Corp., Class A	(5,354)	(118,056)
Solaris Oilfield Infrastructure, Inc., Class A*	(43,174)	(815,557)
Suncor Energy, Inc. (Canada)	(22,046)	(852,960)
Superior Energy Services, Inc.*	(45,648)	(444,612)
Targa Resources Corp.	(40,003)	(2,252,569)
TransCanada Corp. (Canada)	(30,623)	(1,239,007)
Transocean Ltd. (Switzerland)*	(108,328)	(1,511,176)
Unit Corp.*	(17,459)	(454,982)
US Silica Holdings, Inc.	(121,798)	(2,293,456)

		(21,023,091)

Food & Staples Retailing — (1.4)%
Casey’s General Stores, Inc.	(9,037)	(1,166,767)
Chefs’ Warehouse, Inc. (The)*	(5,646)	(205,232)
Costco Wholesale Corp.	(1,752)	(411,510)
Ingles Markets, Inc., Class A	(561)	(19,214)
PriceSmart, Inc.	(11,266)	(911,983)
Rite Aid Corp.*	(436,301)	(558,465)
Sprouts Farmers Market, Inc.*	(9,726)	(266,590)

The accompanying notes are an integral part of the financial statements.

52

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
United Natural Foods, Inc.*	(42,427)	$(1,270,689)

		(4,810,450)

Food, Beverage & Tobacco — (4.2)%
Boston Beer Co., Inc. (The), Class A*	(3,138)	(902,175)
Bunge Ltd. (Bermuda)	(30,743)	(2,112,352)
Calavo Growers, Inc.	(6,229)	(601,721)
Campbell Soup Co.	(7,179)	(262,967)
Coca-Cola Bottling Co. Consolidated	(2,627)	(478,850)
Darling Ingredients, Inc.*	(46,738)	(902,978)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(4,944)	(167,552)
Freshpet, Inc.*	(11,103)	(407,480)
Hormel Foods Corp.	(10,337)	(407,278)
Hostess Brands, Inc.*	(5,542)	(61,350)
J&J Snack Foods Corp.	(3,606)	(544,109)
JM Smucker Co. (The)	(14,241)	(1,461,269)
John B Sanfilippo & Son, Inc.	(1,711)	(122,131)
Lancaster Colony Corp.	(748)	(111,609)
McCormick & Co., Inc., non-voting shares	(5,627)	(741,357)
MGP Ingredients, Inc.	(18,597)	(1,468,791)
Monster Beverage Corp.*	(5,180)	(301,890)
National Beverage Corp.*	(2,489)	(290,267)
Primo Water Corp.*	(4,537)	(81,893)
Sanderson Farms, Inc.	(32,931)	(3,404,077)
SunOpta, Inc. (Canada)*	(137)	(1,007)
Turning Point Brands, Inc.	(803)	(33,292)

		(14,866,395)

Health Care Equipment & Services — (7.9)%
Addus HomeCare Corp.*	(595)	(41,739)
Align Technology, Inc.*	(510)	(199,522)
AtriCure, Inc.*	(16,397)	(574,387)
AxoGen, Inc.*	(8,270)	(304,750)
BioTelemetry, Inc.*	(34,497)	(2,223,332)
Brookdale Senior Living, Inc.*	(77,617)	(762,975)
Cardiovascular Systems, Inc.*	(8,947)	(350,186)
CorVel Corp.*	(39)	(2,350)
CryoLife, Inc.*	(5,857)	(206,166)
Diplomat Pharmacy, Inc.*	(43,186)	(838,240)
Ensign Group, Inc. (The)	(14,051)	(532,814)
Evolent Health, Inc., Class A*	(56,129)	(1,594,064)
Glaukos Corp.*	(31,214)	(2,025,789)
Hanger, Inc.*	(16)	(333)
Heska Corp.*	(114)	(12,917)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Inovalon Holdings, Inc., Class A*	(21,582)	$(216,899)
Inspire Medical Systems, Inc.*	(3,751)	(157,842)
Insulet Corp.*	(22,102)	(2,341,707)
iRhythm Technologies, Inc.*	(9,321)	(882,326)
K2M Group Holdings, Inc.*	(28,986)	(793,347)
LHC Group, Inc.*	(19,273)	(1,984,926)
Medidata Solutions, Inc.*	(27,420)	(2,010,160)
Merit Medical Systems, Inc.*	(23,931)	(1,470,560)
National Research Corp.	(292)	(11,271)
Natus Medical, Inc.*	(26)	(927)
Nevro Corp.*	(37,988)	(2,165,316)
Novocure Ltd. (Jersey)*	(11,157)	(584,627)
NxStage Medical, Inc.*	(20,328)	(566,948)
OraSure Technologies, Inc.*	(30,213)	(466,791)
PetIQ, Inc.*	(1,739)	(68,360)
RadNet, Inc.*	(9,408)	(141,590)
Select Medical Holdings Corp.*	(12,392)	(228,013)
Senseonics Holdings, Inc.*	(34,024)	(162,294)
Sientra, Inc.*	(2,257)	(53,897)
STAAR Surgical Co.*	(13,127)	(630,096)
Surgery Partners, Inc.*	(8,983)	(148,220)
Tactile Systems Technology, Inc.*	(3,447)	(244,909)
US Physical Therapy, Inc.	(964)	(114,330)
ViewRay, Inc.*	(42,343)	(396,330)
Vocera Communications, Inc.*	(13,272)	(485,490)
Wright Medical Group NV (Netherlands)*	(74,019)	(2,148,031)

		(28,144,771)

Household & Personal Products — (1.0)%
Central Garden & Pet Co., Class A*	(13,762)	(456,073)
Church & Dwight Co., Inc.	(7,478)	(443,969)
Coty, Inc., Class A	(43,015)	(540,268)
Energizer Holdings, Inc.	(4,704)	(275,890)
Inter Parfums, Inc.	(3,317)	(213,781)
Spectrum Brands Holdings, Inc.	(8,680)	(648,570)
WD-40 Co.	(5,735)	(986,994)

		(3,565,545)

Materials — (5.6)%
A. Schulman, Inc. CVR(c)	(6,794)	(13,588)
Air Products & Chemicals, Inc.	(6,063)	(1,012,824)
Avery Dennison Corp.	(1,627)	(176,285)
Axalta Coating Systems Ltd. (Bermuda)*	(2,786)	(81,240)
Ball Corp.	(1,671)	(73,507)

The accompanying notes are an integral part of the financial statements.

53

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Cabot Corp.	(20,591)	$(1,291,468)
Chase Corp.	(482)	(57,912)
Crown Holdings, Inc.*	(31,432)	(1,508,736)
Ferro Corp.*	(46,732)	(1,085,117)
GCP Applied Technologies, Inc.*	(8,583)	(227,879)
Graphic Packaging Holding Co.	(97,565)	(1,366,886)
HB Fuller Co.	(5,198)	(268,581)
Huntsman Corp.	(58,276)	(1,586,855)
Ingevity Corp.*	(6,470)	(659,164)
Innophos Holdings, Inc.	(7,837)	(347,963)
Innospec, Inc.	(1,169)	(89,721)
KapStone Paper and Packaging Corp.	(6,464)	(219,194)
Koppers Holdings, Inc.*	(3,747)	(116,719)
Martin Marietta Materials, Inc.	(16,815)	(3,059,489)
Minerals Technologies, Inc.	(2,170)	(146,692)
Nutrien Ltd. (Canada)	(19,079)	(1,100,858)
Packaging Corp. of America	(2,418)	(265,230)
PH Glatfelter Co.	(18,275)	(349,235)
Platform Specialty Products Corp.*	(8,566)	(106,818)
PQ Group Holdings, Inc.*	(6,043)	(105,571)
Rayonier Advanced Materials, Inc.	(16,221)	(298,953)
Sensient Technologies Corp.	(10,182)	(779,025)
Silgan Holdings, Inc.	(14,675)	(407,965)
Sonoco Products Co.	(417)	(23,144)
Summit Materials, Inc., Class A*	(21,946)	(398,978)
Tronox Ltd., Class A (Australia)	(19,376)	(231,543)
US Concrete, Inc.*	(9,478)	(434,566)
Valvoline, Inc.	(2,776)	(59,712)
WR Grace & Co.	(30,060)	(2,148,088)

		(20,099,506)

Media — (2.0)%
Altice USA, Inc., Class A	(16,647)	(301,977)
Boston Omaha Corp., Class A*	(35)	(1,046)
Charter Communications, Inc., Class A*	(3,919)	(1,277,124)
Discovery, Inc., Class A*	(3,722)	(119,104)
Entercom Communications Corp., Class A	(63,470)	(501,413)
EW Scripps Co. (The), Class A	(41,753)	(688,924)
Lions Gate Entertainment Corp., Class B (Canada)	(8,230)	(191,759)
Live Nation Entertainment, Inc.*	(20,303)	(1,105,904)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Madison Square Garden Co. (The), Class A*	(3,109)	$(980,330)
Meredith Corp.	(24,508)	(1,251,133)
National CineMedia, Inc.	(16,033)	(169,789)
New York Times Co. (The), Class A	(24,033)	(556,364)
WideOpenWest, Inc.*	(4,027)	(45,143)

		(7,190,010)

Pharmaceuticals, Biotechnology & Life Sciences — (2.9)%
Accelerate Diagnostics, Inc.*	(4,391)	(100,773)
Aclaris Therapeutics, Inc.*	(12,367)	(179,569)
Aerie Pharmaceuticals, Inc.*	(2,857)	(175,848)
Aimmune Therapeutics, Inc.*	(490)	(13,367)
Alder Biopharmaceuticals, Inc.*	(17,664)	(294,106)
Apellis Pharmaceuticals, Inc.*	(139)	(2,471)
Bio-Techne Corp.	(4,069)	(830,524)
Cambrex Corp.*	(13,200)	(902,880)
Charles River Laboratories International, Inc.*	(11,268)	(1,515,997)
Codexis, Inc.*	(5,639)	(96,709)
Coherus Biosciences, Inc.*	(19,517)	(322,030)
Cymabay Therapeutics, Inc.*	(1,650)	(18,282)
Dova Pharmaceuticals, Inc.*	(4,950)	(103,802)
Dynavax Technologies Corp.*	(12,977)	(160,915)
Epizyme, Inc.*	(27,446)	(290,928)
Esperion Therapeutics, Inc.*	(3,010)	(133,554)
Flexion Therapeutics, Inc.*	(21,208)	(396,802)
Insmed, Inc.*	(13,981)	(282,696)
Intra-Cellular Therapies, Inc.*	(23,106)	(501,400)
La Jolla Pharmaceutical Co.*	(19,432)	(391,166)
Luminex Corp.	(15,200)	(460,712)
NeoGenomics, Inc.*	(33,020)	(506,857)
Omeros Corp.*	(2,493)	(60,854)
Portola Pharmaceuticals, Inc.*	(14,041)	(373,912)
Radius Health, Inc.*	(9,160)	(163,048)
Revance Therapeutics, Inc.*	(19,361)	(481,121)
TherapeuticsMD, Inc.*	(56,163)	(368,429)
Theravance Biopharma, Inc. (Cayman Islands)*	(20,035)	(654,543)
Zogenix, Inc.*	(11,276)	(559,290)

		(10,342,585)

Retailing — (6.0)%
1-800-Flowers.com, Inc., Class A*	(269)	(3,174)
At Home Group, Inc.*	(40,245)	(1,268,925)
Big Lots, Inc.	(27,931)	(1,167,236)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Boot Barn Holdings, Inc.*	(14,751)	$(419,076)
Camping World Holdings, Inc., Class A	(64,820)	(1,381,962)
Carvana Co.*	(12,737)	(752,629)
Children’s Place, Inc. (The)	(6,504)	(831,211)
Dillard’s, Inc., Class A	(23,040)	(1,758,874)
DSW, Inc., Class A	(54,204)	(1,836,432)
Express, Inc.*	(26,766)	(296,032)
Five Below, Inc.*	(1,739)	(226,174)
Floor & Decor Holdings, Inc., Class A*	(37,587)	(1,134,000)
GameStop Corp., Class A	(39,217)	(598,844)
Group 1 Automotive, Inc.	(732)	(47,507)
Guess?, Inc.	(44,605)	(1,008,073)
LKQ Corp.*	(60,303)	(1,909,796)
Michaels Cos., Inc. (The)*	(48,700)	(790,401)
Monro, Inc.	(17,340)	(1,206,864)
Murphy USA, Inc.*	(2,785)	(238,006)
National Vision Holdings, Inc.*	(6,261)	(282,622)
Ollie’s Bargain Outlet Holdings, Inc.*	(6,356)	(610,812)
Overstock.com, Inc.*	(53,462)	(1,480,897)
Party City Holdco, Inc.*	(25,411)	(344,319)
Pool Corp.	(397)	(66,251)
Shutterfly, Inc.*	(3,658)	(241,026)
Sleep Number Corp.*	(9,140)	(336,169)
Sonic Automotive, Inc., Class A	(7,734)	(149,653)
Tiffany & Co.	(9,003)	(1,161,117)

		(21,548,082)

Semiconductors & Semiconductor Equipment — (4.8)%
Ambarella, Inc. (Cayman Islands)*	(75,290)	(2,912,217)
Amkor Technology, Inc.*	(11,444)	(84,571)
Brooks Automation, Inc.	(30,164)	(1,056,645)
CEVA, Inc.*	(7,271)	(209,041)
Cree, Inc.*	(9,745)	(369,043)
FormFactor, Inc.*	(55,789)	(767,099)
Ichor Holdings Ltd. (Cayman Islands)*	(2,917)	(59,565)
Inphi Corp.*	(60,618)	(2,302,272)
Lattice Semiconductor Corp.*	(9,994)	(79,952)
MACOM Technology Solutions Holdings, Inc.*	(31,320)	(645,192)
Marvell Technology Group Ltd. (Bermuda)	(117,502)	(2,267,789)
MaxLinear, Inc.*	(7,594)	(150,969)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Microchip Technology, Inc.	(31,280)	$(2,468,305)
Photronics, Inc.*	(15,341)	(151,109)
Power Integrations, Inc.	(2,576)	(162,803)
Rambus, Inc.*	(40,487)	(441,713)
Rudolph Technologies, Inc.*	(8,418)	(205,820)
Synaptics, Inc.*	(44,739)	(2,040,993)
Teradyne, Inc.	(11,806)	(436,586)
Veeco Instruments, Inc.*	(14,448)	(148,092)
Xperi Corp.	(19,439)	(288,669)

		(17,248,445)

Software & Services — (13.2)%
8x8, Inc.*	(76,956)	(1,635,315)
ACI Worldwide, Inc.*	(45,292)	(1,274,517)
Avalara, Inc.*	(7,823)	(273,257)
Benefitfocus, Inc.*	(18,868)	(763,211)
Black Knight, Inc.*	(10,594)	(550,358)
BlackBerry Ltd. (Canada)*	(116,217)	(1,322,549)
Blackline, Inc.*	(15,992)	(903,068)
Box, Inc., Class A*	(86,550)	(2,069,410)
Carbon Black, Inc.*	(4,514)	(95,607)
Cloudera, Inc.*	(134,265)	(2,369,777)
comScore, Inc.*	(1,045)	(19,050)
CSG Systems International, Inc.	(12,955)	(520,014)
DocuSign, Inc.*	(1,254)	(65,923)
Ellie Mae, Inc.*	(14,941)	(1,415,959)
Everbridge, Inc.*	(6,857)	(395,237)
Exela Technologies, Inc.*	(107)	(763)
Fidelity National Information Services, Inc.	(6,849)	(747,020)
FireEye, Inc.*	(179,131)	(3,045,227)
First Data Corp., Class A*	(11,341)	(277,514)
ForeScout Technologies, Inc.*	(40,268)	(1,520,520)
Global Payments, Inc.	(17,146)	(2,184,400)
Glu Mobile, Inc.*	(20,182)	(150,356)
GTT Communications, Inc.*	(3,136)	(136,102)
Hortonworks, Inc.*	(77,876)	(1,776,352)
Instructure, Inc.*	(22,263)	(788,110)
LiveRamp Holdings, Inc.*	(21,507)	(1,062,661)
ManTech International Corp., Class A	(9,242)	(585,019)
MINDBODY, Inc., Class A*	(9,185)	(373,370)
MongoDB, Inc.*	(3,427)	(279,472)
Nutanix, Inc., Class A*	(7,496)	(320,229)
OneSpan, Inc.*	(3,382)	(64,427)
Pandora Media, Inc.*	(125,352)	(1,192,098)

The accompanying notes are an integral part of the financial statements.

55

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
PayPal Holdings, Inc.*	(15,583)	$(1,368,811)
Pivotal Software, Inc., Class A*	(5,534)	(108,356)
Pluralsight, Inc., Class A*	(2,606)	(83,392)
Presidio, Inc.	(6,545)	(99,811)
PROS Holdings, Inc.*	(25,135)	(880,228)
Quotient Technology, Inc.*	(6,575)	(101,912)
Rapid7, Inc.*	(4,872)	(179,874)
SecureWorks Corp., Class A*	(9,000)	(131,850)
SendGrid, Inc.*	(9,243)	(340,050)
Snap, Inc., Class A*	(183,909)	(1,559,548)
Splunk, Inc.*	(3,966)	(479,529)
SS&C Technologies Holdings, Inc.	(22,438)	(1,275,152)
Switch, Inc., Class A	(66,956)	(723,125)
Tenable Holdings, Inc.*	(9,967)	(387,517)
Teradata Corp.*	(24,611)	(928,081)
TiVo Corp.	(64,399)	(801,768)
Travelport Worldwide Ltd. (Bermuda)	(43,691)	(737,067)
TrueCar, Inc.*	(84,756)	(1,195,060)
Virtusa Corp.*	(1,715)	(92,113)
Workiva, Inc.*	(16,828)	(664,706)
Worldpay, Inc., Class A*	(25,507)	(2,583,094)
Yelp, Inc.*	(39,212)	(1,929,230)
Yext, Inc.*	(5,761)	(136,536)
Zynga, Inc., Class A*	(499,297)	(2,002,181)

		(46,965,883)

Technology Hardware & Equipment — (6.1)%
3D Systems Corp.*	(22,657)	(428,217)
Acacia Communications, Inc.*	(31,174)	(1,289,668)
Anixter International, Inc.*	(2,135)	(150,090)
Arrow Electronics, Inc.*	(17,631)	(1,299,757)
Badger Meter, Inc.	(3,981)	(210,794)
Benchmark Electronics, Inc.	(10,545)	(246,753)
CalAmp Corp.*	(194)	(4,648)
Celestica, Inc. (Canada)*	(21,734)	(235,379)
Cognex Corp.	(12,768)	(712,710)
Control4 Corp.*	(7,654)	(262,762)
Cray, Inc.*	(28,039)	(602,838)
Electronics For Imaging, Inc.*	(39,533)	(1,347,285)
ePlus, Inc.*	(1,072)	(99,374)
Extreme Networks, Inc.*	(23,048)	(126,303)
FARO Technologies, Inc.*	(4,019)	(258,623)
Finisar Corp.*	(126,990)	(2,419,160)
Fitbit, Inc., Class A*	(283,340)	(1,515,869)
II-VI, Inc.*	(1,008)	(47,678)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Infinera Corp.*	(151,083)	$(1,102,906)
Knowles Corp.*	(32,733)	(544,022)
Littelfuse, Inc.	(2,325)	(460,094)
Methode Electronics, Inc.	(2,085)	(75,477)
National Instruments Corp.	(10,403)	(502,777)
NetScout Systems, Inc.*	(48,152)	(1,215,838)
nLight, Inc.*	(2,706)	(60,100)
Pure Storage, Inc., Class A*	(11,880)	(308,286)
Quantenna Communications, Inc.*	(2,200)	(40,590)
Ribbon Communications, Inc.*	(269)	(1,837)
Rogers Corp.*	(4,822)	(710,377)
Sanmina Corp.*	(33,447)	(923,137)
Sierra Wireless, Inc. (Canada)*	(12,348)	(248,195)
Stratasys Ltd. (Israel)*	(10,244)	(236,739)
TTM Technologies, Inc.*	(34,718)	(552,363)
ViaSat, Inc.*	(35,666)	(2,280,841)
Viavi Solutions, Inc.*	(107,166)	(1,215,262)

		(21,736,749)

Telecommunication Services — (2.0)%
AT&T, Inc.	(59,640)	(2,002,711)
ATN International, Inc.	(4,992)	(368,809)
Boingo Wireless, Inc.*	(34,911)	(1,218,394)
Cincinnati Bell, Inc.*	(12,329)	(196,648)
Consolidated Communications Holdings, Inc.	(43,390)	(565,806)
Iridium Communications, Inc.*	(40,347)	(907,808)
ORBCOMM, Inc.*	(39,439)	(428,308)
Shenandoah Telecommunications Co.	(6,449)	(249,899)
Sprint Corp.*	(198,735)	(1,299,727)

		(7,238,110)

Transportation — (4.7)%
Air Transport Services Group, Inc.*	(35,256)	(756,946)
Allegiant Travel Co.	(7,734)	(980,671)
Atlas Air Worldwide Holdings, Inc.*	(28,943)	(1,845,116)
Canadian National Railway Co. (Canada)	(7,279)	(653,654)
Canadian Pacific Railway Ltd. (Canada)	(2,962)	(627,766)
Hawaiian Holdings, Inc.	(41,005)	(1,644,300)
Hub Group, Inc., Class A*	(17,299)	(788,834)
Kansas City Southern	(19,167)	(2,171,238)
Ryder System, Inc.	(38,591)	(2,819,844)
Saia, Inc.*	(10,758)	(822,449)

The accompanying notes are an integral part of the financial statements.

56

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

September 30, 2018

Number of Shares		Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
SkyWest, Inc.	(8,665)	$(510,368)
Spirit Airlines, Inc.*	(31,613)	(1,484,863)
Werner Enterprises, Inc.	(45,922)	(1,623,343)

		(16,729,392)

TOTAL COMMON STOCK (Proceeds $341,351,848)		(342,589,394)

TOTAL SECURITIES SOLD SHORT - (96.1)%		(342,589,394)

(Proceeds $341,351,848)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%		267,132,993

NET ASSETS - 100.0%		$356,671,757

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
(c)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC  Public Limited Company

The accompanying notes are an integral part of the financial statements.

57

GOTHAM FUNDS

Statements of Assets and Liabilities

September 30, 2018

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2,3]	$1,282,087,108	$1,460,272,515	$432,128,158
Cash	7,620,322	1,282,912	13,361,307
Deposits with brokers for securities sold short	610,067,841	267,691,464	284,599,379
Receivables:
Investments sold	20,170,199	26,801,810	12,614,476
Capital shares sold	1,849,321	422,982	89,787
Dividends and interest	1,316,565	1,416,038	388,028
Prepaid expenses and other assets	134,227	15,068	70,998

Total assets	1,923,245,583	1,757,902,789	743,252,133

Liabilities
Securities sold short, at value[4]	639,842,859	621,400,565	342,589,394
Payables:
Securities lending cash collateral	189,944,565	256,512,149	30,109,867
Investments purchased	20,630,805	29,447,584	11,748,798
Dividends and fees on securities sold short	195,254	613,783	102,126
Capital shares redeemed	1,354,432	2,416,293	934,454
Investment Adviser	1,614,841	1,267,137	520,373
Administration and accounting fees	94,336	67,914	53,303
Accrued expenses	523,840	344,403	522,061

Total liabilities	854,200,932	912,069,828	386,580,376

Net Assets	$1,069,044,651	$845,832,961	$356,671,757

Net Assets Consisted of:
Capital stock, $0.01 par value	$719,284	$543,892	$347,938
Paid-in capital	1,080,198,474	566,617,528	413,530,265
Accumulated net investment loss	(3,960,126)	(5,396,606)	(2,073,967)
Accumulated net realized gain/(loss) from investments, securities sold short and translation of assets and liabilities denominated in foreign currency	(128,374,977)	17,558,326	(90,825,524)
Net unrealized appreciation/(depreciation) on investments and securities sold short	120,461,996	266,509,821	35,693,045

Net Assets	$1,069,044,651	$845,832,961	$356,671,757

Institutional Class Shares:
Net assets	$1,069,044,651	$845,832,961	$356,671,757

Shares Outstanding	71,928,372	54,389,153	34,793,792

Net asset value, offering and redemption price per share	$14.86	$15.55	$10.25

[1]Non-affiliated investments, at cost	$1,158,136,733	$1,228,280,524	$395,197,567
[2]Includes market value of securities on loan	$185,429,195	$250,573,108	$29,389,826
[3]Includes market value of securities designated as collateral for securities on loan	$205,675,813	$299,726,777	$35,215,451
[4]Proceeds received, securities sold short	$636,354,480	$655,918,395	$341,351,848

The accompanying notes are an integral part of the financial statements.

58

GOTHAM FUNDS

Statements of Operations

For the Year Ended September 30, 2018

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment Income
Dividend income	$19,975,351	$24,524,145	$7,829,088
Less: taxes withheld	(58,624)	(60,600)	(42,352)
Interest	48,709	52,818	50,501
Income from securities loaned (Note 5)	213,768	224,586	147,825

Total investment income	20,179,204	24,740,949	7,985,062

Expenses
Advisory fees (Note 2)	20,437,442	17,734,167	9,136,544
Administration and accounting fees (Note 2)	276,865	254,966	160,034
Dividends and fees on securities sold short	666,341	7,440,608	1,471,745
Fees on cash collateral (Note 5)	3,486,843	5,697,261	650,769
Transfer agent fees (Note 2)	1,315,972	743,221	626,259
Custodian fees (Note 2)	77,640	81,503	40,262
Trustees’ and officers’ fees (Note 2)	236,932	212,523	140,066
Printing and shareholder reporting fees	114,026	81,968	67,178
Registration and filing fees	7,611	16,457	155
Legal fees	139,598	137,063	75,421
Audit fees	30,932	28,499	27,348
Other expenses	87,123	86,205	63,527

Total expenses before waivers and reimbursements	26,877,325	32,514,441	12,459,308

Recoupments and/or waivers, reimbursements (Note 2)	(753,891)	(312,238)	(513,515)

Net expenses after waivers and reimbursements	26,123,434	32,202,203	11,945,793

Net investment loss	(5,944,230)	(7,461,254)	(3,960,731)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	154,530,136	208,426,566	123,375,740
Net realized loss from securities sold short	(117,378,707)	(145,559,634)	(91,727,397)
Net realized gain from foreign currency transactions	2	16	18
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	28,219,101	34,877,569	(35,063,396)
Net change in unrealized appreciation/(depreciation) on securities sold short	1,928,719	34,514,066	11,779,275

Net realized and unrealized gain on investments	67,299,251	132,258,583	8,364,240

Net increase in net assets resulting from operations	$61,355,021	$124,797,329	$4,403,509

The accompanying notes are an integral part of the financial statements.

59

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Net increase in net assets from operations:
Net investment loss	$(5,944,230)	$(8,245,746)	$(7,461,254)	$(4,964,271)
Net realized gain from investments, securities sold short and foreign currency transactions	37,151,431	150,847,487	62,866,948	77,350,347
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	30,147,820	(54,601,259)	69,391,635	70,484,386

Net increase in net assets resulting from operations	61,355,021	88,000,482	124,797,329	142,870,462

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net realized capital gains	—	—	(8,942,488)	—

Net decrease in net assets from dividends and distributions to shareholders	—	—	(8,942,488)	—

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	123,484,830	(186,782,887)	(167,392,494)	(195,702,219)

Total increase/(decrease) in net assets	184,839,851	(98,782,405)	(51,537,653)	(52,831,757)

Net assets
Beginning of year	884,204,800	982,987,205	897,370,614	950,202,371

End of year	$1,069,044,651	$884,204,800	$845,832,961	$897,370,614

Accumulated net investment loss, end of year	$(3,960,126)	$(6,483,311)	$(5,396,606)	$(4,171,743)

The accompanying notes are an integral part of the financial statements.

60

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Neutral Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Net increase in net assets from operations:
Net investment loss	$(3,960,731)	$(9,955,724)
Net realized gain from investments and securities sold short	31,648,361	53,985,369
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(23,284,121)	(19,434,929)

Net increase in net assets resulting from operations	4,403,509	24,594,716

Decrease in Net Assets from Capital Share Transactions (Note 4)	(317,271,553)	(138,078,816)

Total decrease in net assets	(312,868,044)	(113,484,100)

Net assets
Beginning of year	669,539,801	783,023,901

End of year	$356,671,757	$669,539,801

Accumulated net investment loss, end of year	$(2,073,967)	$(6,587,385)

The accompanying notes are an integral part of the financial statements.

61

GOTHAM FUNDS

Statement of Cash Flow

Gotham Enhanced Return Fund
For the Year Ended September 30, 2018
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$124,797,329

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(3,015,534,384)
Proceeds from disposition of long-term portfolio investments	3,347,891,876
Purchases to cover securities sold short	(1,901,646,266)
Proceeds from securities sold short	1,751,840,663
Net realized gain on investments and securities sold short	(62,866,932)
Class action settlement proceeds	33,954
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(69,391,635)
Return of capital received from real estate investment trusts	9,407
Decrease in deposits with brokers for securities sold short	28,458,384
Increase in receivable for securities sold	(5,181,195)
Decrease in dividend and interest receivable	203,658
Decrease in prepaid expenses and other assets	29,661
Increase in payable for investments purchased	11,014,155
Decrease in use of cash collateral from securities lending	(57,565,309)
Decrease in dividends and fees payable for securities sold short	(107,790)
Decrease in payable for investment advisor	(139,650)
Increase in accrued expense payable	191,509

Net cash provided by operating activities	152,037,435

Cash flows from financing activities:
Proceeds from shares sold	69,060,046
Payment of shares redeemed	(244,466,297)
Dividends and Distributions to Shareholders	(1,067,123)

Net cash used in financing activities	(176,473,374)

Net decrease in cash	(24,435,939)

Cash at beginning of year	25,718,851

Cash at end of year	$1,282,912

Supplemental disclosure of cash flow information:
Cash paid during the year for financing charges	$6,853,283

The accompanying notes are an integral part of the financial statements.

62

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute Return Fund Institutional Class Shares
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
Per Share Operating Performance
Net asset value, beginning of year/period	$13.94	$12.70	$12.48	$13.54		$13.45	$11.40

Net investment loss(1)	(0.09)	(0.12)	(0.07)	(0.06)		(0.10)	(0.16)
Net realized and unrealized gain/(loss) on investments	1.01	1.36	0.46	(1.00)		0.43	2.77

Total from investment operations	0.92	1.24	0.39	(1.06)		0.33	2.61

Dividends and distributions to shareholders from:
Net investment income	—	—	—	—		—	—
Net realized capital gains	—	—	(0.17)	—		(0.24)	(0.56)

Total dividends and distributions to shareholders	—	—	(0.17)	—		(0.24)	(0.56)

Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)

Net asset value, end of year/period	$14.86	$13.94	$12.70	$12.48		$13.54	$13.45

Total investment return(3)	6.60%	9.76%	3.14%	(7.83)%		2.44%	23.21%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$1,069,045	$884,205	$982,987	$2,566,098		$3,657,763	$1,550,210
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.56%	2.81%	3.09%	2.95	%(5)	2.81%	2.98%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	2.63%	2.95%	3.09%	2.95	%(5)	2.81%	2.96%
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.58)%	(0.88)%	(0.56)%	(1.03	)%(5)	(0.75)%	(1.23)%
Portfolio turnover rate	257.62%	238.43%	272.37%	134.07	%(7)	336.09%	399.16%

*	The Fund changed its fiscal year end from April 30 to September 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.20%, 2.15%, 2.15%, 2.20% and 2.25%, for the years ended September 30, 2018, 2017 and 2016, the period ended September 30, 2015, the years ended April 30, 2015 and 2014 and the period ended April 30, 2013, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

63

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Return Fund Institutional Class Shares
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Period Ended April 30, 2014**
Per Share Operating Performance
Net asset value, beginning of year/period	$13.68	$11.79	$11.10	$12.38		$12.39	$10.00

Net investment income/(loss)(1)	(0.13)	(0.07)	0.02	(0.03)		(0.04)	(0.07)
Net realized and unrealized gain/(loss) on investments	2.14	1.96	0.87	(1.25)		0.97	2.96

Total from investment operations	2.01	1.89	0.89	(1.28)		0.93	2.89

Dividends and distributions to shareholders from:
Net realized capital gains	(0.14)	—	(0.20)	—		(0.94)	(0.50)

Total dividends and distributions to shareholders	(0.14)	—	(0.20)	—		(0.94)	(0.50)

Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$15.55	$13.68	$11.79	$11.10		$12.38	$12.39

Total investment return(3)	14.79%	16.03%	8.18%	(10.34)%		7.34%	29.36%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$845,833	$897,371	$950,202	$1,126,264		$1,558,078	$802,917
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.63%	3.55%	3.58%	3.36	%(5)	3.23%	3.54	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.67%	3.56%	3.58%	3.36	%(5)	3.23%	3.54	%(5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.84)%	(0.51)%	0.16%	(0.66	)%(5)	(0.31)%	(0.63	)%(5)
Portfolio turnover rate	196.54%	195.60%	247.97%	85.25	%(7)	274.67%	364.77	%(7)(8)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on May 31, 2013.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.14%, 2.16% and 2.25% for the years ended September 30, 2018, 2017 and 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)

Portfolio turnover excludes the purchases and sales of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund merger on February 7, 2014. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of the financial statements.

64

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral Fund Institutional Class Shares
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Year Ended April 30, 2015	For the Period Ended April 30, 2014**
Per Share Operating Performance
Net asset value, beginning of year/period	$10.23	$9.91	$9.99	$10.42		$11.21	$10.00

Net investment loss(1)	(0.09)	(0.13)	(0.10)	(0.06)		(0.12)	(0.12)
Net realized and unrealized gain/(loss) on investments	0.11	0.45	0.08	(0.37)		(0.43)	1.37

Total from investment operations	0.02	0.32	(0.02)	(0.43)		(0.55)	1.25

Dividends and distributions to shareholders from:
Net realized capital gains	—	—	(0.06)	—		(0.24)	(0.04)

Total dividends and distributions to shareholders	—	—	(0.06)	—		(0.24)	(0.04)

Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$10.25	$10.23	$9.91	$9.99		$10.42	$11.21

Total investment return(3)	0.20%	3.23%	(0.16)%	(4.13)%		(5.00)%	12.50%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$356,672	$669,540	$783,024	$755,707		$932,434	$228,472
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.61%	3.10%	3.56%	3.38	%(5)	3.20%	3.43	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	2.73%	3.14%	3.56%	3.38	%(5)	3.19%	3.57	%(5)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.87)%	(1.31)%	(1.02)%	(1.38	)%(5)	(1.11)%	(1.64	)%(5)
Portfolio turnover rate	273.77%	261.31%	303.46%	141.02	%(7)	377.72%	191.65	%(7)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on August 30, 2013.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.16%, 2.16%, 2.18% and 2.25% for the years ended September 30, 2018, 2017 and 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

65

GOTHAM FUNDS

Notes to Financial Statements

September 30, 2018

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class. The Funds’ commencement of operations are as follows:

Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013

All the Funds seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a short position common stock with an end of year value of $13,486, $21,642 and $13,588 held by Absolute Return, Enhanced Return and Neutral, respectively; a corporate debt

66

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

security with end of period value of $756 and $688 held by Absolute Return and Neutral, respectively. These securities are considered Level 2 as of and for the period ended September 30, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2018, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update, Statement of Cash Flows (Topic 230): Restricted Cash, which requires entities to include the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the beginning and ended cash balances in the statement of cash flows.

67

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

The guidance applies retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2017. Management is currently evaluating the impact of this guidance to the Funds’ presentation in the statement of cash flows.

Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Short Sales — The Funds sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of September 30, 2018, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute Return	$639,842,859	$694,304,053	$610,067,841
Enhanced Return	621,400,565	650,041,231	267,691,464
Neutral	342,589,394	122,826,683	284,599,379

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the year ended September 30, 2018:

Rebate (Income)/Fees
Absolute Return	$(5,356,235)
Enhanced Return	(5,653,903)
Neutral	(3,822,802)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the year ended September 30, 2018:

	Short Sales Proceeds	Financing Charges
Absolute Return	$26,569,672	$341,514
Enhanced Return	353,825,846	6,809,925
Neutral	58,448,474	1,416,931

68

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Absolute Return	2.00%
Enhanced Return	2.00%
Neutral	2.00%

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the year ended September 30, 2018.

		Termination Date
Absolute Return	2.15%	August 31, 2020
Enhanced Return	2.15%	August 31, 2020
Neutral	2.15%	August 31, 2020

For the year ended September 30, 2018, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$20,437,442	$(753,891)	$19,683,551
Enhanced Return	17,734,167	(312,238)	17,421,929
Neutral	9,136,544	(513,515)	8,623,029

For all Funds, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of September 30, 2018, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 09/30/2019	Expiration 09/30/2020	Expiration 09/30/2021
Absolute Return	N/A	$1,216,153	$753,891
Enhanced Return	N/A	162,171	312,238
Neutral	N/A	326,104	513,515

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

69

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the year ended September 30, 2018 was $219,675. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the year ended September 30, 2018 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute Return	$3,181,375,446	$3,143,963,504
Enhanced Return	2,998,010,988	3,329,498,461
Neutral	1,513,374,747	1,982,105,623

For the year ended September 30, 2018, the Funds had no purchases and sales of U.S. Government securities.

4. Capital Share Transactions

For the years ended September 30, 2018 and September 30, 2017, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares:
Sales	27,196,132	$396,846,374	13,891,185	$187,082,892
Reinvestments	—	—	—	—
Redemption Fees*	—	1,556	—	2,067
Redemptions	(18,687,278)	(273,363,100)	(27,893,001)	(373,867,846)

Net Increase (Decrease)	8,508,854	$123,484,830	(14,001,816)	$(186,782,887)

70

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

	For the Year Ended September 30, 2018		For the Year Ended September 30, 2017
	Shares	Value	Shares	Value
Enhanced Return:
Institutional Class Shares:
Sales	4,620,556	$69,182,293	8,414,958	$107,957,821
Reinvestments	543,508	7,875,365	—	—
Redemption Fees*	—	318	—	3,061
Redemptions	(16,385,396)	(244,450,470)	(23,411,239)	(303,663,101)

Net Decrease	(11,221,332)	$(167,392,494)	(14,996,281)	$(195,702,219)

Neutral:
Institutional Class Shares:
Sales	17,690,749	$185,612,981	27,583,830	$284,265,770
Reinvestments	—	—	—	—
Redemption Fees*	—	5,257	—	1,186
Redemptions	(48,335,028)	(502,889,791)	(41,180,891)	(422,345,772)

Net Decrease	(30,644,279)	$(317,271,553)	(13,597,061)	$(138,078,816)

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

5. Securities Lending

All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the year ended September 30, 2018, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of September 30, 2018 and the income generated from the programs during the year ended September 30, 2018, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Absolute Return	$185,429,195	$189,944,565	$—	$213,768
Enhanced Return	250,573,108	256,512,149	—	224,586
Neutral	29,389,826	30,109,867	—	147,825

71

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of September 30, 2018:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Absolute Return	$185,429,195	$—	$185,429,195	$—	$(185,429,195)	$—
Enhanced Return	250,573,108	—	250,573,108	—	(250,573,108)	—
Neutral	29,389,826	—	29,389,826	—	(29,389,826)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent differences as of September 30, 2018, primarily attributed to capitalized dividends on short sales were reclassified among the following accounts:

	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Accumulated Net Realized Loss	Increase/(Decrease) Additional Paid-In Capital
Absolute Return	$8,467,415	$(342,026)	$(8,125,389)
Enhanced Return	6,236,391	(329,476)	(5,906,915)
Neutral	8,474,149	(319,237)	(8,154,912)

The tax character of distributions paid by the Funds during the year ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced Return	$—	$8,942,488	$—

There were no dividends or distributions paid by the Funds during the year ended September 30, 2017.

72

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute Return	$(11,824,727)	$—	$—	$73,588,409	$(73,636,790)	$—
Enhanced Return	—	—	64,015,734	220,042,628	(5,386,821)	—
Neutral	(63,378,076)	—	—	8,245,597	(2,073,967)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$1,205,010,320	$186,035,601	$(112,447,192)	$73,588,409
Enhanced Return	1,274,747,717	327,015,116	(106,972,488)	220,042,628
Neutral	422,645,015	70,445,876	(62,200,279)	8,245,597

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the year ended September 30, 2018, the Funds deferred to October 1, 2018 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$3,960,126	$69,676,664	$—
Enhanced Return	5,386,821	—	—
Neutral	2,073,967	—	—

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2018, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Absolute Return	$11,824,727
Neutral	63,378,076

73

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

September 30, 2018

For the year ended September 30, 2018, the following Funds utilized capital losses as follows:

Capital Losses Utilized
Absolute Return	$89,779,070

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

74

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of Gotham Absolute Return Fund, Gotham Enhanced Return Fund, and Gotham Neutral Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund (three of the funds constituting FundVantage Trust), hereafter collectively referred to as the “Funds”) as of September 30, 2018, the related statements of operations for the year ended September 30, 2018, statements of changes in net assets for each of the two years in the period ended September 30, 2018, and for Gotham Enhanced Return Fund, the statement of cash flows for the year ended September 30, 2018, including the related notes and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2018, and for Gotham Enhanced Return, the statement of cash flows for the year ended September 30, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, PA

November 27, 2018

We have served as the auditor of one or more investment companies in Gotham Asset Management LLC since 2011.

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GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each fund’s income and distributions for the taxable year ended September 30, 2018. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. During the fiscal year ended September 30, 2018, the following dividends and distributions were paid by each of the Funds:

	Ordinary Income	Long-Term Capital Gain
Enhanced Return	$—	$8,942,488

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2018. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2019.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

76

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made monthly on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Fund’s fiscal quarter.

Board Consideration of Investment Advisory Agreement

At a meeting held on June 25-26, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation for an additional one-year period of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of Gotham Absolute Return Fund, Gotham Enhanced Return Fund, and Gotham Neutral Fund (together, the “Funds”).

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding that may have a material impact on Gotham’s ability to service the Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports that were provided to them and discussions with management of the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Funds and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Funds as compared to their respective benchmark indices and Lipper categories for the one year, two year, three year, five year, ten year, year-to-date, and since inception periods ended March 31, 2018, as applicable. The Trustees considered the short term and long term performance of the Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Gotham Absolute Return Fund. The Trustees noted that the Gotham Absolute Return Fund underperformed the HFRX Equity Hedge Index for the year-to-date, one year and two year periods ended March 31, 2018 and outperformed the HFRX Equity Hedge Index for the three year, five year and since inception periods ended March 31, 2018. The Trustees further noted that the Gotham Absolute Return Fund outperformed the Lipper Absolute Return Funds Index for the year-to-date, one year, two year, three year, five year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Absolute Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

77

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Gotham Enhanced Return Fund. The Trustees noted that the Gotham Enhanced Return Fund outperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year, two year, three year and since inception periods ended March 31, 2018, and outperformed the S&P 500 Daily Reinvested Index for the year to date period ended March 31, 2018. The Trustees further noted that the Gotham Enhanced Return Fund underperformed the S&P 500 Daily Reinvested Index for the one year, two year, three year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Enhanced Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Neutral Fund. The Trustees noted that the Gotham Neutral Fund outperformed the ICE BofAML US 3-Month Treasury Bill Index and the Lipper Alternative Equity Market Neutral Funds Index for the year-to-date and one year periods ended March 31, 2018, and outperformed the ICE BofAML US 3-Month Treasury Bill Index for the two year, three year and since inception periods ended March 31, 2018. The Trustees further noted that the Gotham Neutral Fund underperformed the Lipper Alternative Equity Market Neutral Funds Index for the two year, three year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Neutral Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Gotham’s relationship with the Funds.

The Trustees also reviewed information regarding the fees Gotham charges to other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Gotham Absolute Return Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Absolute Return Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Absolute Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced Return Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Neutral Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Equity Market-Neutral Fund Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Neutral Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Nature and Quality of Services Provided by Adviser. The Trustees then considered the nature and quality of services provided by the Adviser. In evaluating the quality of services provided by Gotham, the Trustees considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding

78

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

Gotham’s compliance operations from the Trust’s Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to each Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Gotham Agreement, that the quality of the services appeared to be consistent with industry norms and that the Funds are likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost and Profitability. The Trustees then considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Funds, as well as Gotham’s profitability. The Trustees considered any direct or indirect revenues which would be received by Gotham. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected continued growth of the Funds.

Economies of Scale. In considering the reasonableness of the contractual investment advisory fees of each Fund, the Board considered whether economies of scale will be realized as a Fund grows and whether fee rate levels reflect these economies for the benefit of Fund shareholders. The Board noted that while some Funds have not achieved asset levels where economies of scale are present, certain Funds have asset levels where such economies may have a higher likelihood of being recognized sooner in the event asset growth continues. The Board noted the Adviser’s belief that breakpoints are not warranted at this time because each Fund is currently operating under a contractual expense limitation agreement whereby the Adviser waives its advisory fee and/or reimburses a Fund’s expenses to maintain a net expense ratio, that contractual advisory fees for the Funds are comparable to fees for other accounts of the Adviser using similar strategies, and that certain Funds utilizing a long-short all-cap strategy could have limited capacity for asset growth. Based on the foregoing information, the Board concluded that, it was not yet necessary to consider whether the fee structure of the funds provided an adequate mechanism for sharing the benefit of any such economies.

The Trustees determined to approve the Agreement for an additional one year period. In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Funds and their shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an additional one year period.

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GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

80

GOTHAM FUNDS

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Board” or the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (877) 974-6852.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	41	Optimum Fund Trust (registered investment company with 6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	41	None.

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	41	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	41	Copeland Trust (registered investment company with 2 portfolios).

81

GOTHAM FUNDS

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	41	Lincoln Variable Insurance Products Trust (registered investment company with 92 portfolios).

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax - U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

82

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon
301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTI-0918

GOTHAM FUNDS

of

FundVantage Trust

Gotham Index Plus Fund

Gotham Index Plus All-Cap Fund

Gotham Enhanced Index Plus Fund

(formerly, Gotham Index Core Fund)

Gotham Enhanced S&P 500 Index Fund

Gotham Master Index Plus Fund

(formerly, Gotham Master Long Fund)

ANNUAL REPORT

September 30, 2018

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each, a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest direct in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Enhanced S&P 500 Index Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Enhanced S&P 500 Index Fund will also use of leverage to make additional investments which could result in greater losses than if a Fund were not leveraged. Gotham Master Index Plus Fund will primarily engage in short sales and leverage through its investments in underlying funds. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives. Gotham Index Plus All-Cap Fund is recently formed and has a limited history of operations.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling 877-974-6852.

1

Annual Investment Adviser’s Report

September 30, 2018

(Unaudited)

Gotham Index Plus Fund (GINDX)

Gotham Index Plus All-Cap Fund (GANDX)

Gotham Enhanced Index Plus Fund (GENDX)

Gotham Enhanced S&P 500 Index Fund (GSPFX)

Gotham Master Index Plus Fund (GMIDX)

Dear Shareholder,

Gotham offers value-focused mutual funds with varying market cap universes and gross and net exposures that share the same investment philosophy, process and research. Gotham offers actively managed strategies (long/short and long-only) as well as strategies that combine an index component and an actively managed long/short overlay. Gotham’s all-cap funds select long and short stock portfolios from a diverse capitalization universe of U.S. stocks. Our large-cap funds select stocks primarily from the S&P 500. This letter describes Gotham’s strategies generally and provides performance insights on our index-based funds listed above.

Our investment process begins with a research effort that seeks to value all of the companies in a fund’s respective investment universe. Our philosophy is simple. Although stock prices react to emotion over the short term, over the long term the market is very good at finding the fair value of stocks. Therefore, we believe that if we are good at valuing businesses (a share of stock represents a percentage ownership stake in a business), the market will agree with us...eventually.

For an individual stock, we believe the waiting period for the market to get it “right” is no more than 2 or 3 years in the vast majority of cases. For a group of stocks, we believe the average waiting period can often be much shorter. In other words, for us, there is a “true north” when it comes to the stock market. If we do a good job of analyzing and valuing companies, we believe the market will agree with us — even if it takes some time. This is crucial. No investment strategy, regardless of how good or logical, works all the time.

The important thing for us is to stick to our strategy even if it is not working over shorter time periods. We have well over 50 years of combined investment experience valuing and investing in publicly traded businesses. We know how to value businesses by using various measures of absolute and relative value. So, that’s how we invest. We buy companies that are at the biggest discount to our assessment of value and sell short (where applicable) those companies that are most expensive relative to our assessment of value. We do not plan to change this strategy or adopt other methodologies when short term stock prices do not reflect the values that we see.

Together with our investment team (led by Director of Research, Adam Barth), we follow a systematic process of researching and valuing companies, investing in our long and short portfolios and adjusting positions daily to take advantage of changing stock prices and fundamental information. The funds are highly diversified and invest in hundreds of positions. Our positions are not equally weighted. The funds invest in the cheapest companies and short (where applicable) the most expensive based on our assessment of value and subject to our risk constraints.

We manage our risks by requiring substantial portfolio diversification, setting maximum limits for sector concentration and by maintaining overall gross and net exposures within carefully defined ranges.

Market Observations and Performance Commentary

Market action this fiscal year continued to follow a trend we have seen for most of this bull market where stocks that are typically defined as “growth” have far outperformed traditional “value” stocks. For the 12 months ending September 30, 2018, the Russell 1000 Pure Growth Index (not market cap weighted) returned 39.9%. For the same period, the Russell 1000 Pure Value Index returned only 4.9%, almost 35% less for the 12 month period.

Although Russell or Morningstar would generally put us in the “Blend” category, which is some combination of value and growth, we are actually cash flow oriented investors and value companies similar to the way that a private equity firm might consider buying an entire company. Our definition of value is to figure out what a business is worth and buy at a discount or sell short at a premium.

2

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

This is largely based on corporate cash flows. It is not low price/book or low price/sales investing. This is why we have not been punished in this market as much as many traditional “value” investors.

Having said that, our short books (where applicable) have suffered headwinds that have mostly affected medium and small cap stocks. Though many of these shorts are growing quickly, they are very richly priced. Some are currently unprofitable, and others sell at 50 or 100 times corporate free cash flows. We are pleased with how we have managed our risks during the extreme growth environment and our opportunity set on the short side remains quite robust.

On the long side, though we cannot predict short term market moves and the overall market remains expensive, we believe that there is an opportunity to nicely exceed the positive returns we expect for large cap indexes. Combining these long returns with the attractive long/short spread environment that should be available from a market that does not continue up at a 15-20% annualized clip should hopefully lead to promising returns for our portfolios over the next several years.

Important Information

This letter is intended to assist shareholders in understanding how the Gotham Funds described herein performed during the period ended September 30, 2018, and reflects the views of the investment adviser at the time of this writing. Market and index valuations are based on Gotham’s valuation methodology. The views may change and do not guarantee the future performance of the Gotham Funds or the markets.

This letter contains forward-looking statements regarding future events, forecasts and expectations regarding equity markets and certain of Gotham’s strategies. Forward-looking statements may be identified terminology such terms as “may,” “expect,” “will,” “hope,” “believe” and/or comparable terminology. No assurance, representation, or warranty is made that any of Gotham’s expectations, views and/or objectives will be achieved and actual results may be significantly different than reflected herein.

The indices referenced herein are for comparison purposes only. The performance and volatility of the funds will be different than those of the indices. It is not possible to invest in the indices directly.

3

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Performance by Fund

Gotham Index Plus (GINDX)

•	The fund returned +21.45% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was +5.14%1.

•	The long portfolio contributed +36.54% for the trailing twelve month period. The short portfolio detracted -12.88% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	12.05%	39.65%
	Consumer Discretionary	6.89%	24.18%

Short	Utilities	0.18%	-5.84%
	Financials	0.02%	-7.84%

	Largest Detractors
Long	Real Estate	-0.14%	2.16%

Short	Information Technology	-4.46%	-15.01%
	Consumer Discretionary	-3.10%	-15.32%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	2.74%	5.43%
	Boeing Co	1.37%	2.63%

Short	Schlumberger Ltd	0.38%	-1.69%
	General Electric Co	0.27%	-0.68%

	Largest Detractors
Long	Celgene Corp	-0.77%	1.89%
	AT&T Inc	-0.27%	1.32%

Short	Netflix Inc	-1.67%	-1.74%
	NVIDIA Corp	-0.84%	-1.44%

4

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Index Plus All-Cap (GANDX)

•

GANDX incepted on December 29, 2017. The fund returned +5.50% (net) for the year-to-date period through September 30, 2018 and the S&P 500 Total Return Index returned +10.56% over the same time period.

•	The spread for the period was -3.84%.

•	The long portfolio contributed +15.89% for the trailing twelve month period. The short portfolio detracted -9.13% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	7.08%	41.57%
	Health Care	4.22%	21.62%

Short	Materials	0.34%	-5.25%
	Consumer Staples	0.12%	-3.62%

	Largest Detractors
Long	Consumer Staples	-0.65%	11.27%
	Materials	-0.01%	7.76%

Short	Health Care	-3.22%	-8.16%
	Information Technology	-2.89%	-15.50%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Amazon.com Inc	1.59%	3.11%
	SPDR S&P 500 ETF Trust	1.18%	42.01%

Short	Camping World Holdings Inc	0.20%	-0.27%
	US Silica Holdings Inc	0.19%	-0.26%

	Largest Detractors
Long	Facebook Inc	-0.23%	2.07%
	General Electric Co	-0.23%	0.48%

Short	Glaukos Corp	-0.34%	-0.37%
	ENSCO PLC	-0.33%	-0.42%

5

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Enhanced Index Plus (GENDX)

•	The fund returned +19.46% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was -1.79%.

•	The long portfolio contributed +30.52% for the trailing twelve month period. The short portfolio detracted -9.58% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	10.31%	33.23%
	Consumer Discretionary	5.95%	21.82%

Short	Utilities	0.24%	-0.87%

	Largest Detractors
Long	Real Estate	-0.06%	1.23%
	Utilities	-0.02%	1.51%

Short	Information Technology	-2.83%	-8.10%
	Health Care	-2.47%	-5.80%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	2.69%	5.21%
	Amazon.com Inc	1.45%	2.19%

Short	Allergan PLC	0.13%	-0.33%
	Camping World Holdings Inc	0.12%	-0.16%

	Largest Detractors
Long	Celgene Corp	-0.31%	0.95%
	CVS Health Corp	-0.20%	0.58%

Short	Netflix Inc	-0.37%	-0.72%
	NVIDIA Corp	-0.24%	-0.61%

6

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Enhanced S&P 500 Index (GSPFX)

•	The fund returned +22.97% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	7.96%	25.07%
	Consumer Discretionary	5.52%	15.96%

	Largest Detractors
Long	Real Estate	-0.01%	0.71%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	2.67%	5.30%
	Amazon.com Inc	2.06%	2.66%

	Largest Detractors
Long	CVS Health Corp	-0.19%	0.52%
	Gilead Sciences Inc	-0.18%	1.19%

7

Annual Investment Adviser’s Report (Concluded)

September 30, 2018

(Unaudited)

Gotham Master Index Plus (GMIDX)

•	The fund returned +19.66% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was -0.05%.

•	The long portfolio contributed +30.72% for the trailing twelve month period. The short portfolio detracted -10.53% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	6.37%	33.04%
	Health Care	5.37%	22.81%

	Largest Detractors
Short	Information Technology	-2.05%	-9.73%
	Consumer Discretionary	-1.67%	-8.42%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	0.89%	4.59%
	Wal-Mart Stores Inc	0.62%	2.36%

Short	Energizer Holdings Inc	0.01%	-0.03%
	Comcast Corp	0.01%	-0.08%

	Largest Detractors
Long	SPDR S&P 500 ETF Trust	-0.09%	0.30%
	General Dynamics Corp	-0.05%	0.30%

Short	Paypal Holdings Inc	-0.14%	-0.40%
	Netflix Inc	-0.13%	-0.52%

[1]	The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

8

GOTHAM FUNDS

Gotham Index Plus Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Index Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	3 Year	Since Inception
Institutional Class Shares	21.45%	20.27%	14.66%*
Investor Class Shares	N/A	N/A	8.43%*,**
S&P 500® Total Return Index	17.91%	17.31%	12.59%***

*	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
**	Not Annualized.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.62% and 3.61%, 3.87% and 3.86%, respectively, for the Institutional Class shares and Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% with respect to Institutional Class shares (on an annual basis) and 1.40% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

9

GOTHAM FUNDS

Gotham Index Plus All-Cap Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Index Plus All-Cap Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Total Returns for the Period Ended September 30, 2018
Since Inception*
Institutional Class Shares	5.50%**
S&P 500® Total Return Index	10.56%***

*	Not Annualized.
**	The Gotham Index Plus All-Cap Fund (the “Fund”) incepted on December 29, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” are 2.55% for Institutional Class shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

10

GOTHAM FUNDS

Gotham Enhanced Index Plus Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced Index Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	19.46%	20.33%*
S&P 500® Total Return Index	17.91%	18.26%**

*	The Gotham Enhanced Index Plus Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” are 5.53% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.21% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to March 2, 2018, the Expense Limitation was 0.85%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

11

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced S&P 500 Index Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	22.97%	22.07%*
S&P 500® Total Return Index	17.91%	18.56%**

*	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” are 3.61% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

12

GOTHAM FUNDS

Gotham Master Index Plus Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Master Index Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	19.66%	18.16	%*
S&P 500® Total Return Index	17.91%	17.27	%**

*	The Gotham Master Index Plus Fund (the “Fund”) commenced operations on April 28, 2017.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on March 5, 2018), the “Total Annual Fund Operating Expenses” are 11.38% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.07% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all the risks described in Important Information.

13

GOTHAM FUNDS

Fund Expense Disclosure

September 30, 2018

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2018, and held for the entire period through September 30, 2018.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,106.20	3.27%	$17.27
Hypothetical (5% return before expenses)	1,000.00	1,008.67	3.27%	16.47
Investor Class
Actual	$1,000.00	$1,104.90	3.61%	$19.05
Hypothetical (5% return before expenses)	1,000.00	1,006.97	3.61%	18.16

Gotham Index Plus All-Cap Fund
Institutional Class
Actual	$1,000.00	$1,060.30	2.46%	$12.70
Hypothetical (5% return before expenses)	1,000.00	1,012.74	2.46%	12.40

Gotham Enhanced Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,093.00	1.89%	$9.94
Hypothetical (5% return before expenses)	1,000.00	1,015.57	1.89%	9.57

14

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

September 30, 2018

(Unaudited)

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$1,126.70	0.50%	$2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.55	0.50%	2.54

Gotham Master Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,098.30	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,025.07	0.00%	—

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended September 30, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

15

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	20.7%	$133,652,087
Health Care Equipment & Services	19.8	127,654,408
Capital Goods	17.5	113,180,420
Technology Hardware & Equipment	14.5	93,478,545
Energy	13.2	85,157,595
Retailing	13.0	83,578,871
Pharmaceuticals, Biotechnology & Life Sciences	12.2	78,572,115
Diversified Financials	9.6	62,133,050
Food, Beverage & Tobacco	9.6	61,727,553
Transportation	6.5	42,148,350
Media	6.5	41,811,336
Food & Staples Retailing	6.4	40,992,332
Household & Personal Products	5.5	35,464,806
Materials	4.3	27,884,126
Utilities	3.9	25,269,368
Telecommunication Services	3.2	20,871,479
Insurance	2.8	18,071,759
Banks	2.4	15,781,823
Consumer Durables & Apparel	2.3	14,818,612
Semiconductors & Semiconductor Equipment	2.3	14,816,855
Commercial & Professional Services	1.8	11,850,118
Consumer Services	1.5	9,890,793
Real Estate	0.8	5,171,082
Automobiles & Components	0.2	1,321,185

Total Long Positions	180.5	$1,165,298,668

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(1,162,830)
Commercial & Professional Services	(0.6)	(3,703,507)
Media	(0.8)	(4,982,654)
Technology Hardware & Equipment	(0.8)	(5,278,580)
Telecommunication Services	(1.5)	(9,558,245)
Retailing	(1.9)	(12,172,249)
Automobiles & Components	(2.1)	(13,817,232)
Consumer Services	(2.2)	(14,474,843)
Consumer Durables & Apparel	(2.3)	(14,879,534)
Transportation	(2.3)	(15,147,142)
Food, Beverage & Tobacco	(2.9)	(18,592,063)
Materials	(3.0)	(19,575,106)
Health Care Equipment & Services	(3.7)	(23,657,910)
Pharmaceuticals, Biotechnology & Life Sciences	(3.9)	(25,197,392)
Diversified Financials	(4.0)	(25,707,732)
Insurance	(4.6)	(29,896,392)
Banks	(5.0)	(32,035,146)
Semiconductors & Semiconductor Equipment	(5.6)	(36,418,495)
Software & Services	(5.9)	(38,258,214)
Capital Goods	(6.6)	(42,627,645)
Utilities	(6.8)	(43,852,852)
Energy	(7.6)	(48,930,608)
Real Estate	(7.8)	(50,268,723)

Total Short Positions	(82.1)	(530,195,094)

Other Assets in Excess of Liabilities	1.6	10,359,084

NET ASSETS	100.0%	$645,462,658

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

16

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus All-Cap Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	25.8%	$631,934
Capital Goods	17.5	430,164
Health Care Equipment & Services	13.1	322,428
Retailing	12.0	293,496
Technology Hardware & Equipment	10.7	262,948
Pharmaceuticals, Biotechnology & Life Sciences	10.3	253,876
Energy	9.8	239,387
Materials	7.8	191,404
Semiconductors & Semiconductor Equipment	6.5	158,261
Food, Beverage & Tobacco	6.0	148,331
Banks	5.7	139,437
Diversified Financials	5.6	137,144
Consumer Services	5.2	128,773
Transportation	5.0	123,174
Media	4.1	100,800
Consumer Durables & Apparel	3.7	90,071
Commercial & Professional Services	3.6	88,886
Telecommunication Services	3.1	76,644
Food & Staples Retailing	2.7	65,941
Utilities	2.6	64,488
Real Estate	2.5	60,686
Insurance	2.2	53,390
Household & Personal Products	2.0	49,284
Automobiles & Components	2.0	48,645

Total Long Positions	169.5	4,159,592

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.5)%	$(12,652)
Food & Staples Retailing	(0.9)	(22,395)
Telecommunication Services	(1.3)	(32,298)
Automobiles & Components	(1.4)	(34,141)
Media	(1.8)	(44,196)
Pharmaceuticals, Biotechnology & Life Sciences	(2.2)	(55,054)
Food, Beverage & Tobacco	(2.3)	(56,657)
Consumer Durables & Apparel	(2.5)	(60,471)
Semiconductors & Semiconductor Equipment	(2.8)	(68,939)
Commercial & Professional Services	(2.9)	(69,961)
Transportation	(2.9)	(72,064)
Consumer Services	(3.9)	(95,610)
Energy	(4.5)	(109,302)
Retailing	(4.5)	(110,431)
Technology Hardware & Equipment	(4.6)	(112,071)
Materials	(5.7)	(140,551)
Health Care Equipment & Services	(6.4)	(158,206)
Software & Services	(8.4)	(206,786)
Capital Goods	(10.7)	(261,901)

Total Short Positions	(70.2)	(1,723,686)

Other Assets in Excess of Liabilities	0.7	18,090

NET ASSETS	100.0%	$2,453,996

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

17

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	18.6%	$601,842
Capital Goods	16.4	532,214
Retailing	14.1	456,821
Technology Hardware & Equipment	13.6	440,069
Health Care Equipment & Services	13.1	426,340
Energy	8.6	278,018
Pharmaceuticals, Biotechnology & Life Sciences	6.7	218,952
Food, Beverage & Tobacco	6.6	212,484
Media	5.1	164,918
Food & Staples Retailing	4.7	151,377
Materials	4.6	150,141
Diversified Financials	4.6	148,411
Household & Personal Products	3.9	127,832
Telecommunication Services	3.8	123,010
Semiconductors & Semiconductor Equipment	3.0	97,023
Commercial & Professional Services	2.5	81,254
Consumer Services	2.3	74,771
Transportation	2.1	68,269
Consumer Durables & Apparel	1.9	60,925
Utilities	1.1	34,727
Insurance	0.9	28,059
Automobiles & Components	0.8	26,073
Banks	0.8	25,910
Real Estate	0.3	9,912

Total Long Positions	140.1	4,539,352

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.3)%	$(9,989)
Food & Staples Retailing	(0.5)	(15,947)
Telecommunication Services	(0.7)	(22,591)
Automobiles & Components	(0.8)	(24,979)
Media	(1.2)	(38,000)
Food, Beverage & Tobacco	(1.3)	(42,268)
Pharmaceuticals, Biotechnology & Life Sciences	(1.4)	(44,575)
Consumer Durables & Apparel	(1.4)	(44,689)
Transportation	(1.6)	(51,184)
Semiconductors & Semiconductor Equipment	(1.6)	(53,617)
Commercial & Professional Services	(1.7)	(55,130)
Consumer Services	(2.1)	(70,263)
Energy	(2.6)	(83,555)
Retailing	(2.6)	(83,707)
Technology Hardware & Equipment	(2.7)	(86,769)
Materials	(3.3)	(106,730)
Health Care Equipment & Services	(3.6)	(116,218)
Software & Services	(4.7)	(153,813)
Capital Goods	(6.2)	(202,741)

Total Short Positions	(40.3)	(1,306,765)

Other Assets in Excess of Liabilities	0.2	7,732

NET ASSETS	100.0%	$3,240,319

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

18

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced S&P 500 Index Fund

	% of Net Assets	Value
COMMON STOCKS:
Software & Services	13.2%	$464,782
Retailing	11.4	402,761
Technology Hardware & Equipment	10.9	385,273
Capital Goods	9.9	350,055
Health Care Equipment & Services	9.5	334,119
Energy	6.6	234,511
Food, Beverage & Tobacco	5.7	199,429
Pharmaceuticals, Biotechnology & Life Sciences	5.1	179,506
Diversified Financials	4.9	173,455
Food & Staples Retailing	4.2	148,722
Media	4.1	145,262
Household & Personal Products	3.7	129,366
Telecommunication Services	3.1	110,994
Materials	1.5	54,138
Semiconductors & Semiconductor Equipment	1.5	53,077
Utilities	1.0	36,827
Insurance	0.9	31,120
Commercial & Professional Services	0.8	26,394
Banks	0.7	23,881
Transportation	0.6	20,917
Consumer Durables & Apparel	0.5	18,640
Real Estate	0.3	10,366
Consumer Services	0.3	10,007
Automobiles & Components	0.1	2,365

Total Common Stocks	100.5	3,545,967

Liabilities in Excess of Other Assets	(0.5)	(17,411)

NET ASSETS	100.0%	$3,528,556

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

19

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Master Index Plus Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	104.5%	$1,376,934
Liabilities in Excess of Other Assets	(4.5)	(58,788)

NET ASSETS	100.0%	$1,318,146

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

20

GOTHAM INDEX PLUS FUND

Portfolio of Investments

September 30, 2018

	Number
	of Shares	Value
LONG POSITIONS — 180.5%
COMMON STOCKS — 180.5%
Automobiles & Components — 0.2%
BorgWarner, Inc.†	535	$22,887
Harley-Davidson, Inc.(a)	28,660	1,298,298

		1,321,185

Banks — 2.4%
Bank of America Corp.†	208,870	6,153,310
Comerica, Inc.	1	90
JPMorgan Chase & Co.†	81,684	9,217,222
PNC Financial Services Group, Inc. (The)†	109	14,845
SunTrust Banks, Inc.†	1	67
SVB Financial Group*	1,263	392,578
Zions Bancorp NA†	74	3,711

		15,781,823

Capital Goods — 17.5%
3M Co.†(a)	46,285	9,752,712
AMETEK, Inc.†	19,345	1,530,576
Arconic, Inc.(a)	13,949	307,017
Boeing Co. (The)†	52,255	19,433,634
Caterpillar, Inc.†(b)	63,387	9,665,884
Deere & Co.†	3,801	571,404
Dover Corp.†	25,418	2,250,255
Eaton Corp. PLC (Ireland)	915	79,358
Emerson Electric Co.†(b)	108,144	8,281,667
Fastenal Co.(a)	706	40,962
Fluor Corp.	825	47,933
Fortive Corp.(a)	8,857	745,760
Harris Corp.†(b)	20,392	3,450,530
Honeywell International, Inc.†	107,785	17,935,424
Illinois Tool Works, Inc.(a)(b)	26,915	3,798,245
Jacobs Engineering Group, Inc.(a)	24,412	1,867,518
Parker-Hannifin Corp.	22,788	4,191,397
Pentair PLC (Ireland)†	30,185	1,308,520
Raytheon Co.†	5,459	1,128,157
Rockwell Automation, Inc.†	13,982	2,621,905
Roper Technologies, Inc.†	2,517	745,560
Snap-on, Inc.(a)	9,707	1,782,205
Textron, Inc.	6,049	432,322
TransDigm Group, Inc.(a)*	710	264,333
United Rentals, Inc.*	14,265	2,333,754
United Technologies Corp.(a)	117,318	16,402,229
WW Grainger, Inc.(a)	5,817	2,079,054

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.	1,654	$132,105

		113,180,420

Commercial & Professional Services — 1.8%
Cintas Corp.†	1,807	357,443
Copart, Inc.*	29	1,494
Republic Services, Inc.†	39,550	2,873,703
Robert Half International, Inc.†	18,414	1,295,977
Verisk Analytics, Inc.(a)*	5,477	660,252
Waste Management, Inc.†	73,719	6,661,249

		11,850,118

Consumer Durables & Apparel — 2.3%
Garmin Ltd. (Switzerland)†(a)	32,491	2,275,994
Lennar Corp., Class A(a)	8,008	373,893
Michael Kors Holdings Ltd. (British Virgin Islands)†*	21,788	1,493,785
Mohawk Industries, Inc.*	1,797	315,104
NIKE, Inc., Class B(b)	75,587	6,403,731
Ralph Lauren Corp.†	1,956	269,048
Tapestry, Inc.†	49,562	2,491,482
Whirlpool Corp.(a)	10,068	1,195,575

		14,818,612

Consumer Services — 1.5%
Darden Restaurants, Inc.†	14,417	1,603,026
H&R Block, Inc.(a)	4,994	128,595
Marriott International, Inc., Class A	1	132
McDonald’s Corp.†(b)	42,292	7,075,029
Yum! Brands, Inc.†	11,924	1,084,011

		9,890,793

Diversified Financials — 9.6%
Affiliated Managers Group, Inc.	8,789	1,201,632
American Express Co.†	27,100	2,885,879
Berkshire Hathaway, Inc., Class B†*	100,729	21,567,086
BlackRock, Inc.†	15,856	7,473,408
Capital One Financial Corp.†	2	190
Charles Schwab Corp. (The)†	9,026	443,628
CME Group, Inc.†(a)	11,014	1,874,693
Discover Financial Services†	4,712	360,232
E*TRADE Financial Corp.†*	1,500	78,585
Franklin Resources, Inc.†(a)	55,037	1,673,675
Intercontinental Exchange, Inc.†	13,950	1,044,716
Invesco Ltd. (Bermuda)†	31,105	711,682
Moody’s Corp.†(b)	32,994	5,516,597

The accompanying notes are an integral part of the financial statements.

21

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
MSCI, Inc.†	14,668	$2,602,250
Nasdaq, Inc.†	27,317	2,343,799
Raymond James Financial, Inc.†	2	184
S&P Global, Inc.†(b)	43,263	8,453,158
T Rowe Price Group, Inc.†(a)	35,736	3,901,656

		62,133,050

Energy — 13.2%
Chevron Corp.†(b)	154,905	18,941,783
ConocoPhillips†	199,985	15,478,839
Devon Energy Corp.(b)	84,021	3,355,799
Exxon Mobil Corp.†(a)	283,355	24,090,842
Hess Corp.†(a)	33,352	2,387,336
HollyFrontier Corp.(a)	27,905	1,950,560
Marathon Oil Corp.†	146,965	3,421,345
Marathon Petroleum Corp.	2,790	223,116
Occidental Petroleum Corp.†	73,018	5,999,889
ONEOK, Inc.†	2	136
Phillips 66†(b)	70,650	7,963,668
TechnipFMC PLC (United Kingdom)†(a)	10,075	314,844
Valero Energy Corp.†	9,050	1,029,438

		85,157,595

Food & Staples Retailing — 6.4%
Costco Wholesale Corp.†	7,350	1,726,368
Kroger Co. (The)†	67,070	1,952,408
Sysco Corp.†(b)	89,598	6,563,054
Walgreens Boots Alliance, Inc.(a)	118,192	8,616,197
Walmart, Inc.†	235,697	22,134,305

		40,992,332

Food, Beverage & Tobacco — 9.6%
Altria Group, Inc.†(b)	209,351	12,625,959
Archer-Daniels-Midland Co.†	96,326	4,842,308
Coca-Cola Co. (The)†	85,231	3,936,820
Conagra Brands, Inc.†(a)	54,282	1,843,960
Hershey Co. (The)(a)	162	16,524
Kellogg Co.(a)	54,132	3,790,323
Kraft Heinz Co. (The)†(b)	77,736	4,284,031
Molson Coors Brewing Co., Class B(a)	7,031	432,406
Mondelez International, Inc., Class A(b)	33,176	1,425,241

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.†	106,639	$11,922,240
Philip Morris International, Inc.†(a)(b)	203,676	16,607,741

		61,727,553

Health Care Equipment & Services — 19.8%
Abbott Laboratories†	30,013	2,201,754
Aetna, Inc.†	56,343	11,429,178
AmerisourceBergen Corp.†	37,325	3,442,112
Anthem, Inc.†	43,685	11,971,874
Becton Dickinson and Co.	21,450	5,598,450
Cardinal Health, Inc.†(a)	53,348	2,880,792
Centene Corp.†(b)*	35,321	5,113,774
Cigna Corp.†(a)	37,189	7,744,609
CVS Health Corp.†	94,902	7,470,685
Danaher Corp.†	31,974	3,474,295
DaVita, Inc.*	23,974	1,717,258
Envision Healthcare Corp.*	20,893	955,437
Express Scripts Holding Co.†*	44,212	4,200,582
HCA Healthcare, Inc.†(b)	59,674	8,301,847
Humana, Inc.†	23,705	8,024,617
Laboratory Corp. of America Holdings†(a)*	16,252	2,822,647
McKesson Corp.(b)	27,011	3,583,009
Medtronic PLC (Ireland)†(b)	148,857	14,643,063
Quest Diagnostics, Inc.	3,125	337,219
ResMed, Inc.	24,553	2,831,943
UnitedHealth Group, Inc.†	61,796	16,440,208
WellCare Health Plans, Inc.†*	7,704	2,469,055

		127,654,408

Household & Personal Products — 5.5%
Church & Dwight Co., Inc.(a)	42,168	2,503,514
Clorox Co. (The)(a)	22,024	3,312,630
Colgate-Palmolive Co.†	147,089	9,847,609
Estee Lauder Cos., Inc. (The), Class A†	6,540	950,393
Kimberly-Clark Corp.(b)	33,628	3,821,486
Procter & Gamble Co. (The)†	180,574	15,029,174

		35,464,806

Insurance — 2.8%
Aflac, Inc.†	20,038	943,189
Arthur J Gallagher & Co.†	31,425	2,339,277
Loews Corp.†	54,495	2,737,284
Marsh & McLennan Cos., Inc.†	42,448	3,511,299
Progressive Corp. (The)†	100,245	7,121,405

The accompanying notes are an integral part of the financial statements.

22

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Prudential Financial, Inc.	2,798	$283,493
Torchmark Corp.†	13,102	1,135,812

		18,071,759

Materials — 4.3%
Avery Dennison Corp.†	7,071	766,143
CF Industries Holdings, Inc.(a)	40,177	2,187,236
DowDuPont, Inc.†	12,048	774,807
Eastman Chemical Co.†	9,365	896,418
FMC Corp.†	23,168	2,019,786
Freeport-McMoRan, Inc.†	117,783	1,639,539
International Paper Co.†	16,426	807,338
LyondellBasell Industries NV, Class A (Netherlands)†	41,672	4,271,797
Nucor Corp.(a)	9,515	603,727
Packaging Corp. of America	3,071	336,858
Praxair, Inc.(b)	40,561	6,519,370
Sealed Air Corp.	27,516	1,104,767
Sherwin-Williams Co. (The)	7,931	3,610,271
WestRock Co.†	43,901	2,346,069

		27,884,126

Media — 6.5%
CBS Corp., Class B, non-voting shares†	28,682	1,647,781
Comcast Corp., Class A†	114,078	4,039,502
DISH Network Corp., Class A(a)(b)*	80,455	2,877,071
Interpublic Group of Cos., Inc. (The)(a)	33,596	768,341
News Corp., Class A†	34,561	455,860
Omnicom Group, Inc.(a)	8,156	554,771
Twenty-First Century Fox, Inc., Class A	318,808	14,770,375
Viacom, Inc., Class B	9,796	330,713
Walt Disney Co. (The)†	139,960	16,366,922

		41,811,336

Pharmaceuticals, Biotechnology & Life Sciences — 12.2%
AbbVie, Inc.†(b)	111,448	10,540,752
Amgen, Inc.†	37,324	7,736,892
Biogen, Inc.†*	25,341	8,953,229
Bristol-Myers Squibb Co.†	39,661	2,462,155
Celgene Corp.(b)*	82,786	7,408,519
Eli Lilly & Co.†	26,102	2,801,006
Gilead Sciences, Inc.†	66,036	5,098,640

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson†(b)	154,274	$21,316,039
Merck & Co., Inc.†	58,239	4,131,475
Nektar Therapeutics(a)*	27,178	1,656,771
Pfizer, Inc.†	114,210	5,033,235
Regeneron Pharmaceuticals, Inc.(b)*	960	387,878
Zoetis, Inc.†	11,419	1,045,524

		78,572,115

Real Estate — 0.8%
Alexandria Real Estate Equities, Inc., REIT	2,512	315,984
AvalonBay Communities, Inc., REIT(a)	2,063	373,712
Equity Residential, REIT	8,950	593,027
Extra Space Storage, Inc., REIT	263	22,786
Public Storage, REIT	272	54,843
Realty Income Corp., REIT(a)	13,781	784,001
UDR, Inc., REIT(a)	6,620	267,647
Ventas, Inc., REIT	5,884	319,972
Welltower, Inc., REIT(a)	6,977	448,761
Weyerhaeuser Co., REIT†	61,678	1,990,349

		5,171,082

Retailing — 13.0%
Advance Auto Parts, Inc.	12,748	2,145,871
Amazon.com, Inc.†*	5,793	11,603,379
AutoZone, Inc.†*	4,420	3,428,594
Best Buy Co., Inc.	7,330	581,709
Booking Holdings, Inc.†(b)*	2,532	5,023,488
CarMax, Inc.(a)*	9,190	686,217
Dollar General Corp.†(a)(b)	45,695	4,994,464
Foot Locker, Inc.(a)	17,977	916,467
Genuine Parts Co.†(a)	25,255	2,510,347
Home Depot, Inc. (The)†(a)	102,733	21,281,141
Kohl’s Corp.(a)	19,217	1,432,627
Lowe’s Cos., Inc.(a)(b)	139,566	16,024,968
Macy’s, Inc.(a)	1,616	56,124
Nordstrom, Inc.	4,070	243,427
O’Reilly Automotive, Inc.*	1,968	683,526
Ross Stores, Inc.†	27,323	2,707,709
Target Corp.	22,793	2,010,571
Tiffany & Co.(b)	15,160	1,955,185
TJX Cos., Inc. (The)(b)	47,251	5,293,057

		83,578,871

The accompanying notes are an integral part of the financial statements.

23

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.(a)	9,004	$832,510
KLA-Tencor Corp.(a)	12,578	1,279,308
Lam Research Corp.(a)	3,816	578,887
Micron Technology, Inc.†(a)*	146,954	6,646,729
QUALCOMM, Inc.†(a)	32,497	2,340,759
Texas Instruments, Inc.†(a)	29,254	3,138,662

		14,816,855

Software & Services — 20.7%
Accenture PLC, Class A (Ireland)†(b)	106,472	18,121,534
Alliance Data Systems Corp.†	9,514	2,246,826
Alphabet, Inc., Class A†*	3,955	4,774,001
Automatic Data Processing, Inc.(b)	75,514	11,376,939
Broadridge Financial Solutions, Inc.†	20,015	2,640,979
CA, Inc.†	71,114	3,139,683
Citrix Systems, Inc.†*	20,089	2,233,093
Cognizant Technology Solutions Corp., Class A†	14,097	1,087,584
DXC Technology Co.(b)	48,530	4,538,526
eBay, Inc.†*	52,533	1,734,640
Fiserv, Inc.*	9,867	812,843
FleetCor Technologies, Inc.(a)*	2,367	539,297
International Business Machines Corp.†	35,811	5,414,981
Intuit, Inc.(b)	44,506	10,120,664
Mastercard, Inc., Class A†(a)	38,252	8,515,278
Microsoft Corp.†	216,783	24,793,472
Oracle Corp.†	222,316	11,462,613
Paychex, Inc.(a)(b)	61,781	4,550,171
VeriSign, Inc.*	2,448	391,974
Visa, Inc., Class A(a)(b)	100,986	15,156,989

		133,652,087

Technology Hardware & Equipment — 14.5%
Amphenol Corp., Class A†	10,589	995,578
Apple, Inc.†	181,654	41,006,574
Cisco Systems, Inc.†	433,456	21,087,634
F5 Networks, Inc.†*	10,466	2,087,130
FLIR Systems, Inc.	23,751	1,459,974
Hewlett Packard Enterprise Co.†(a)	255,038	4,159,670
HP, Inc.†(a)	272,318	7,017,635
Motorola Solutions, Inc.†	14,755	1,920,216
NetApp, Inc.†(a)	44,743	3,842,976
Seagate Technology PLC (Ireland)(a)	23,464	1,111,020
TE Connectivity Ltd. (Switzerland)†	59,959	5,272,195

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†	39,862	$2,333,521
Xerox Corp.†	43,900	1,184,422

		93,478,545

Telecommunication Services — 3.2%
CenturyLink, Inc.(a)	30,233	640,940
Verizon Communications, Inc.†(a)(b)	378,920	20,230,539

		20,871,479

Transportation — 6.5%
CH Robinson Worldwide, Inc.†(a)	3,029	296,600
CSX Corp.(a)(b)	76,709	5,680,301
Expeditors International of Washington, Inc.(a)	29,872	2,196,488
FedEx Corp.†(b)	37,379	9,000,489
Norfolk Southern Corp.†(b)	47,937	8,652,628
Union Pacific Corp.†(a)	55,501	9,037,228
United Parcel Service, Inc., Class B†	62,395	7,284,616

		42,148,350

Utilities — 3.9%
AES Corp.†(a)	16,077	225,078
American Electric Power Co., Inc.	2,168	153,668
CMS Energy Corp.†(a)	48,736	2,388,064
Dominion Energy, Inc.(a)	46,848	3,292,477
DTE Energy Co.(a)	14,614	1,594,826
Evergy, Inc.	2,268	124,559
Exelon Corp.	23,476	1,024,962
FirstEnergy Corp.(a)	82,175	3,054,445
NRG Energy, Inc.†(a)	52,218	1,952,953
PPL Corp.(a)	118,755	3,474,771
Southern Co. (The)†	99,964	4,358,430
WEC Energy Group, Inc.†(a)	54,301	3,625,135

		25,269,368

TOTAL COMMON STOCKS (Cost $1,066,941,149)		1,165,298,668

TOTAL LONG POSITIONS - 180.5%		1,165,298,668

(Cost $1,066,941,149)

SHORT POSITIONS — (82.1)%
COMMON STOCKS — (82.1)%
Automobiles & Components — (2.1)%
Aptiv PLC (Jersey)	(32,661)	(2,740,258)
Ford Motor Co.	(490,539)	(4,537,486)
General Motors Co.	(173,916)	(5,855,752)

The accompanying notes are an integral part of the financial statements.

24

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Goodyear Tire & Rubber Co. (The)	(29,232)	$(683,736)

		(13,817,232)

Banks — (5.0)%
BB&T Corp.	(95,524)	(4,636,735)
Citigroup, Inc.	(153,439)	(11,007,714)
Citizens Financial Group, Inc.	(59,706)	(2,302,860)
Fifth Third Bancorp	(83,648)	(2,335,452)
Huntington Bancshares, Inc.	(136,200)	(2,032,104)
KeyCorp	(130,614)	(2,597,912)
M&T Bank Corp.	(17,791)	(2,927,331)
People’s United Financial, Inc.	(42,134)	(721,334)
Regions Financial Corp.	(137,453)	(2,522,263)
Wells Fargo & Co.	(18,102)	(951,441)

		(32,035,146)

Capital Goods — (6.6)%
Allegion PLC (Ireland)	(2,091)	(189,382)
AO Smith Corp.	(20,359)	(1,086,560)
Cummins, Inc.	(20,142)	(2,942,142)
Flowserve Corp.	(793)	(43,369)
Fortune Brands Home & Security, Inc.	(17,567)	(919,808)
General Dynamics Corp.	(36,544)	(7,481,288)
General Electric Co.	(385,625)	(4,353,706)
Huntington Ingalls Industries, Inc.	(647)	(165,684)
Ingersoll-Rand PLC (Ireland)	(297)	(30,383)
Johnson Controls International PLC (Ireland)	(114,084)	(3,992,940)
L3 Technologies, Inc.	(2,361)	(501,996)
Lockheed Martin Corp.	(10,319)	(3,569,961)
Masco Corp.	(37,619)	(1,376,855)
Northrop Grumman Corp.	(21,493)	(6,821,233)
PACCAR, Inc.	(43,257)	(2,949,695)
Quanta Services, Inc.*	(18,450)	(615,861)
Rockwell Collins, Inc.	(20,098)	(2,823,166)
Stanley Black & Decker, Inc.	(18,872)	(2,763,616)

		(42,627,645)

Commercial & Professional Services — (0.6)%
Equifax, Inc.	(14,851)	(1,939,095)
IHS Markit Ltd. (Bermuda)*	(12,787)	(689,987)
Nielsen Holdings PLC (United Kingdom)	(38,844)	(1,074,425)

		(3,703,507)

Consumer Durables & Apparel — (2.3)%
DR Horton, Inc.	(46,499)	(1,961,328)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hanesbrands, Inc.	(44,466)	$(819,508)
Hasbro, Inc.	(15,705)	(1,650,910)
Leggett & Platt, Inc.	(16,054)	(703,005)
Mattel, Inc.*	(42,455)	(666,544)
Newell Brands, Inc.	(59,945)	(1,216,884)
PulteGroup, Inc.	(35,075)	(868,808)
PVH Corp.	(9,463)	(1,366,457)
Under Armour, Inc., Class C*	(54,842)	(1,067,225)
VF Corp.	(48,784)	(4,558,865)

		(14,879,534)

Consumer Services — (2.2)%
Carnival Corp. (Panama)	(76,114)	(4,853,790)
Chipotle Mexican Grill, Inc.*	(618)	(280,893)
Hilton Worldwide Holdings, Inc.	(7,476)	(603,911)
MGM Resorts International	(66,342)	(1,851,605)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(24,701)	(1,418,578)
Royal Caribbean Cruises Ltd. (Liberia)	(1,844)	(239,609)
Starbucks Corp.	(61,996)	(3,523,853)
Wynn Resorts Ltd.	(13,400)	(1,702,604)

		(14,474,843)

Diversified Financials — (4.0)%
Ameriprise Financial, Inc.	(17,543)	(2,590,399)
Bank of New York Mellon Corp. (The)	(123,338)	(6,289,005)
Cboe Global Markets, Inc.	(1,103)	(105,844)
Goldman Sachs Group, Inc. (The)	(16,876)	(3,784,274)
Jefferies Financial Group, Inc.	(41,112)	(902,820)
Morgan Stanley	(124,508)	(5,798,338)
Northern Trust Corp.	(27,541)	(2,812,762)
State Street Corp.	(6,710)	(562,164)
Synchrony Financial	(92,089)	(2,862,126)

		(25,707,732)

Energy — (7.6)%
Anadarko Petroleum Corp.	(61,869)	(4,170,589)
Andeavor	(18,552)	(2,847,732)
Apache Corp.	(9,653)	(460,159)
Cabot Oil & Gas Corp.	(54,416)	(1,225,448)
Cimarex Energy Co.	(11,766)	(1,093,532)
Concho Resources, Inc.*	(12,476)	(1,905,709)
EOG Resources, Inc.	(36,425)	(4,646,737)
EQT Corp.	(32,727)	(1,447,515)
Halliburton Co.	(108,420)	(4,394,263)

The accompanying notes are an integral part of the financial statements.

25

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.	(11,265)	$(774,694)
Kinder Morgan, Inc.	(279,008)	(4,946,812)
National Oilwell Varco, Inc.	(47,182)	(2,032,601)
Newfield Exploration Co.*	(22,428)	(646,599)
Noble Energy, Inc.	(60,068)	(1,873,521)
Pioneer Natural Resources Co.	(18,892)	(3,290,797)
Schlumberger Ltd. (Curacao)	(170,722)	(10,400,384)
Williams Cos., Inc. (The)	(102,005)	(2,773,516)

		(48,930,608)

Food, Beverage & Tobacco — (2.9)%
Brown-Forman Corp., Class B	(59,325)	(2,998,879)
Campbell Soup Co.	(8,368)	(306,520)
Constellation Brands, Inc., Class A	(23,558)	(5,079,576)
General Mills, Inc.	(15,059)	(646,332)
Hormel Foods Corp.	(65,386)	(2,576,208)
JM Smucker Co. (The)	(14,037)	(1,440,337)
McCormick & Co., Inc., non-voting shares	(16,232)	(2,138,566)
Monster Beverage Corp.*	(37,438)	(2,181,887)
Tyson Foods, Inc., Class A	(20,557)	(1,223,758)

		(18,592,063)

Health Care Equipment & Services — (3.7)%
ABIOMED, Inc.*	(432)	(194,292)
Align Technology, Inc.*	(1,453)	(568,443)
Baxter International, Inc.	(66,236)	(5,106,133)
Boston Scientific Corp.*	(29,311)	(1,128,474)
Cerner Corp.*	(42,092)	(2,711,146)
Cooper Cos., Inc. (The)	(1,068)	(295,996)
DENTSPLY SIRONA, Inc.	(27,408)	(1,034,378)
Edwards Lifesciences Corp.*	(1,939)	(337,580)
Henry Schein, Inc.*	(10,969)	(932,694)
Hologic, Inc.*	(33,533)	(1,374,182)
IDEXX Laboratories, Inc.*	(1,562)	(389,969)
Intuitive Surgical, Inc.*	(2,147)	(1,232,378)
Stryker Corp.	(13,011)	(2,311,794)
Universal Health Services, Inc., Class B	(11,514)	(1,471,950)
Varian Medical Systems, Inc.*	(11,348)	(1,270,182)
Zimmer Biomet Holdings, Inc.	(25,088)	(3,298,319)

		(23,657,910)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(92,582)	(1,162,830)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (4.6)%
Allstate Corp. (The)	(35,343)	$(3,488,354)
American International Group, Inc.	(109,927)	(5,852,513)
Aon PLC (United Kingdom)	(29,972)	(4,609,094)
Assurant, Inc.	(7,783)	(840,175)
Brighthouse Financial, Inc.*	(14,774)	(653,602)
Chubb Ltd. (Switzerland)	(8,310)	(1,110,548)
Cincinnati Financial Corp.	(20,056)	(1,540,501)
Everest Re Group Ltd. (Bermuda)	(5,040)	(1,151,489)
Hartford Financial Services Group, Inc. (The)	(22,582)	(1,128,197)
Lincoln National Corp.	(26,677)	(1,804,966)
MetLife, Inc.	(2,429)	(113,483)
Principal Financial Group, Inc.	(35,104)	(2,056,743)
Travelers Cos., Inc. (The)	(19,434)	(2,520,784)
Unum Group	(19,284)	(753,426)
Willis Towers Watson PLC (Ireland)	(16,124)	(2,272,517)

		(29,896,392)

Materials — (3.0)%
Air Products & Chemicals, Inc.	(27,046)	(4,518,034)
Albemarle Corp.	(13,375)	(1,334,558)
Ball Corp.	(3,853)	(169,493)
Ecolab, Inc.	(22,525)	(3,531,470)
International Flavors & Fragrances, Inc.	(9,750)	(1,356,420)
Martin Marietta Materials, Inc.	(7,772)	(1,414,115)
Mosaic Co. (The)	(14,052)	(456,409)
Newmont Mining Corp.	(57,048)	(1,722,850)
PPG Industries, Inc.	(29,851)	(3,257,640)
Vulcan Materials Co.	(16,314)	(1,814,117)

		(19,575,106)

Media — (0.8)%
Charter Communications, Inc., Class A*	(15,080)	(4,914,270)
Discovery, Inc., Class A*	(2,137)	(68,384)

		(4,982,654)

Pharmaceuticals, Biotechnology & Life Sciences — (3.9)%
Agilent Technologies, Inc.	(39,347)	(2,775,537)
Alexion Pharmaceuticals, Inc.*	(27,481)	(3,820,134)
Allergan PLC (Ireland)	(7,762)	(1,478,506)
Illumina, Inc.*	(2,134)	(783,306)
Incyte Corp.*	(27,062)	(1,869,443)
IQVIA Holdings, Inc.*	(2,884)	(374,170)
Mettler-Toledo International, Inc.*	(3,109)	(1,893,319)

The accompanying notes are an integral part of the financial statements.

26

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mylan NV (Netherlands)*	(63,546)	$(2,325,784)
PerkinElmer, Inc.	(505)	(49,121)
Perrigo Co. PLC (Ireland)	(16,877)	(1,194,892)
Thermo Fisher Scientific, Inc.	(21,043)	(5,136,175)
Vertex Pharmaceuticals, Inc.*	(8,546)	(1,647,156)
Waters Corp.*	(9,502)	(1,849,849)

		(25,197,392)

Real Estate — (7.8)%
American Tower Corp., REIT	(52,392)	(7,612,558)
Apartment Investment & Management Co., Class A, REIT	(19,409)	(856,519)
Boston Properties, Inc., REIT	(19,046)	(2,344,372)
CBRE Group, Inc., Class A*	(41,911)	(1,848,275)
Crown Castle International Corp., REIT	(32,319)	(3,598,074)
Digital Realty Trust, Inc., REIT	(10,629)	(1,195,550)
Duke Realty Corp., REIT	(44,055)	(1,249,840)
Equinix, Inc., REIT	(9,806)	(4,244,919)
Essex Property Trust, Inc., REIT	(8,147)	(2,009,946)
Federal Realty Investment Trust, REIT	(9,058)	(1,145,565)
HCP, Inc., REIT	(57,951)	(1,525,270)
Host Hotels & Resorts, Inc., REIT	(91,251)	(1,925,396)
Iron Mountain, Inc., REIT	(35,288)	(1,218,142)
Kimco Realty Corp., REIT	(51,976)	(870,078)
Macerich Co. (The), REIT	(17,415)	(962,875)
Mid-America Apartment Communities, Inc., REIT	(928)	(92,967)
Prologis, Inc., REIT	(65,780)	(4,459,226)
Regency Centers Corp., REIT	(20,852)	(1,348,499)
SBA Communications Corp., REIT*	(14,163)	(2,275,003)
Simon Property Group, Inc., REIT	(38,141)	(6,741,422)
SL Green Realty Corp., REIT	(10,574)	(1,031,282)
Vornado Realty Trust, REIT	(23,465)	(1,712,945)

		(50,268,723)

Retailing — (1.9)%
Dollar Tree, Inc.*	(29,344)	(2,393,003)
Expedia Group, Inc.	(2,231)	(291,101)
Gap, Inc. (The)	(47,488)	(1,370,029)
L Brands, Inc.	(33,919)	(1,027,746)
LKQ Corp.*	(39,201)	(1,241,496)
Netflix, Inc.*	(8,835)	(3,305,439)
Tractor Supply Co.	(164)	(14,904)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TripAdvisor, Inc.*	(8,715)	$(445,075)
Ulta Beauty, Inc.*	(7,385)	(2,083,456)

		(12,172,249)

Semiconductors & Semiconductor Equipment — (5.6)%
Advanced Micro Devices, Inc.*	(1,779)	(54,953)
Applied Materials, Inc.	(16,630)	(642,750)
Broadcom, Inc.	(48,336)	(11,925,941)
Intel Corp.	(69,125)	(3,268,921)
Microchip Technology, Inc.	(32,416)	(2,557,947)
NVIDIA Corp.	(43,822)	(12,314,858)
Qorvo, Inc.*	(15,492)	(1,191,180)
Skyworks Solutions, Inc.	(22,165)	(2,010,587)
Xilinx, Inc.	(30,577)	(2,451,358)

		(36,418,495)

Software & Services — (5.9)%
Activision Blizzard, Inc.	(16,540)	(1,375,963)
Adobe, Inc.*	(16,342)	(4,411,523)
Akamai Technologies, Inc.*	(20,796)	(1,521,228)
ANSYS, Inc.*	(1,969)	(367,573)
Autodesk, Inc.*	(1,122)	(175,156)
Cadence Design Systems, Inc.*	(14,268)	(646,626)
Electronic Arts, Inc.*	(5,047)	(608,113)
Facebook, Inc., Class A*	(8,414)	(1,383,766)
Fidelity National Information Services, Inc.	(40,827)	(4,453,001)
Gartner, Inc.*	(152)	(24,092)
Global Payments, Inc.	(850)	(108,290)
PayPal Holdings, Inc.*	(144,577)	(12,699,644)
Red Hat, Inc.*	(22,421)	(3,055,534)
salesforce.com, Inc.*	(7,506)	(1,193,679)
Symantec Corp.	(76,640)	(1,630,899)
Synopsys, Inc.*	(2,564)	(252,836)
Take-Two Interactive Software, Inc.*	(2,080)	(287,019)
Total System Services, Inc.	(3,415)	(337,197)
Twitter, Inc.*	(93,858)	(2,671,199)
Western Union Co. (The)	(55,345)	(1,054,876)

		(38,258,214)

Technology Hardware & Equipment — (0.8)%
Arista Networks, Inc.*	(9,573)	(2,545,078)
Corning, Inc.	(11,547)	(407,609)
IPG Photonics Corp.*	(6,627)	(1,034,276)
Juniper Networks, Inc.	(43,097)	(1,291,617)

		(5,278,580)

The accompanying notes are an integral part of the financial statements.

27

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (1.5)%
AT&T, Inc.	(284,641)	$(9,558,245)

Transportation — (2.3)%
Alaska Air Group, Inc.	(15,196)	(1,046,397)
American Airlines Group, Inc.	(38,974)	(1,610,795)
Delta Air Lines, Inc.	(85,271)	(4,931,222)
JB Hunt Transport Services, Inc.	(13,486)	(1,604,025)
Kansas City Southern	(12,593)	(1,426,535)
Southwest Airlines Co.	(70,679)	(4,413,904)
United Continental Holdings, Inc.*	(1,283)	(114,264)

		(15,147,142)

Utilities — (6.8)%
Alliant Energy Corp.	(28,834)	(1,227,463)
Ameren Corp.	(7,042)	(445,195)
American Water Works Co., Inc.	(22,262)	(1,958,388)
CenterPoint Energy, Inc.	(53,228)	(1,471,754)
Consolidated Edison, Inc.	(38,360)	(2,922,648)
Duke Energy Corp.	(59,479)	(4,759,510)
Edison International	(40,186)	(2,719,788)
Entergy Corp.	(22,305)	(1,809,605)
Eversource Energy	(39,086)	(2,401,444)
NextEra Energy, Inc.	(55,746)	(9,343,030)
NiSource, Inc.	(44,763)	(1,115,494)
PG&E Corp.	(39,944)	(1,837,823)
Pinnacle West Capital Corp.	(13,811)	(1,093,555)
Public Service Enterprise Group, Inc.	(62,165)	(3,281,690)
SCANA Corp.	(17,638)	(685,942)
Sempra Energy	(33,549)	(3,816,199)
Xcel Energy, Inc.	(62,769)	(2,963,324)

		(43,852,852)

TOTAL COMMON STOCK (Proceeds $535,330,603)		(530,195,094)

TOTAL SECURITIES SOLD SHORT - (82.1)%		(530,195,094)

(Proceeds $535,330,603)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		10,359,084

NET ASSETS - 100.0%		$645,462,658

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

28

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 169.5%
COMMON STOCKS — 169.5%
Automobiles & Components — 2.0%
Adient PLC (Ireland)†	223	$8,766
Aptiv PLC (Jersey)	25	2,097
BorgWarner, Inc.†	20	856
Dana, Inc.	233	4,350
Delphi Technologies PLC (Jersey)†	138	4,328
Fiat Chrysler Automobiles NV (Netherlands)†*	143	2,504
Ford Motor Co.†	371	3,432
General Motors Co.†	132	4,444
Gentex Corp.	21	451
Goodyear Tire & Rubber Co. (The)†	23	538
Harley-Davidson, Inc.†	16	725
Lear Corp.†	6	870
Tenneco, Inc., Class A†	158	6,658
Thor Industries, Inc.	62	5,189
Visteon Corp.*	37	3,437

		48,645

Banks — 5.7%
Bank of America Corp.†	933	27,486
BB&T Corp.†	72	3,495
Citigroup, Inc.†	235	16,859
Citizens Financial Group, Inc.†	45	1,736
Comerica, Inc.†	16	1,443
Fifth Third Bancorp†	64	1,787
Huntington Bancshares, Inc.†	103	1,537
JPMorgan Chase & Co.†	314	35,432
KeyCorp.†	98	1,949
M&T Bank Corp.†	14	2,304
People’s United Financial, Inc.†	31	531
PNC Financial Services Group, Inc. (The)†	43	5,856
Regions Financial Corp.†	104	1,908
SunTrust Banks, Inc.†	43	2,872
SVB Financial Group*	5	1,554
US Bancorp†	153	8,080
Wells Fargo & Co.†	451	23,705
Zions Bancorp NA†	18	903

		139,437

Capital Goods — 17.5%
3M Co.†	57	12,010
Actuant Corp., Class A†	194	5,413
AECOM*	197	6,434

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Aerovironment, Inc.*	18	$2,019
Allegion PLC (Ireland)	9	815
Allison Transmission Holdings, Inc.†	183	9,518
Altra Industrial Motion Corp.†	125	5,162
American Railcar Industries, Inc.	33	1,521
AMETEK, Inc.†	22	1,741
AO Smith Corp.†	15	800
Apogee Enterprises, Inc.†	51	2,107
Applied Industrial Technologies, Inc.†	120	9,390
Arconic, Inc.†	45	990
Argan, Inc.	36	1,548
Armstrong World Industries, Inc.†*	122	8,491
Atkore International Group, Inc.†*	342	9,073
AZZ, Inc.	78	3,939
Boeing Co. (The)†	54	20,083
Briggs & Stratton Corp.	189	3,634
Caterpillar, Inc.†	56	8,539
Colfax Corp.†*	165	5,950
Columbus McKinnon Corp.†	93	3,677
Comfort Systems USA, Inc.†	132	7,445
Continental Building Products, Inc.†*	170	6,384
Cubic Corp.	14	1,023
Cummins, Inc.†	16	2,337
Deere & Co.†	30	4,510
Donaldson Co., Inc.†	99	5,768
Dover Corp.†	14	1,239
Eaton Corp. PLC (Ireland)†	41	3,556
Emerson Electric Co.†	59	4,518
EnPro Industries, Inc.†	100	7,293
Esterline Technologies Corp.*	15	1,364
Fastenal Co.†	27	1,567
Federal Signal Corp.†	141	3,776
Flowserve Corp.†	13	711
Fluor Corp.†	14	813
Fortive Corp.†	34	2,863
Fortune Brands Home & Security, Inc.†	14	733
Gardner Denver Holdings, Inc.†*	167	4,733
General Dynamics Corp.†	28	5,732
General Electric Co.†	811	9,156
Global Brass & Copper Holdings, Inc.	62	2,288
GrafTech International Ltd.†	422	8,233
Harris Corp.†	12	2,031

The accompanying notes are an integral part of the financial statements.

29

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
HD Supply Holdings, Inc.*	161	$6,889
Hexcel Corp.†	102	6,839
Hillenbrand, Inc.†	146	7,636
Honeywell International, Inc.†	70	11,648
Huntington Ingalls Industries, Inc.	4	1,024
Illinois Tool Works, Inc.†	32	4,516
Ingersoll-Rand PLC (Ireland)†	23	2,353
Insteel Industries, Inc.	42	1,507
ITT, Inc.†	102	6,249
Jacobs Engineering Group, Inc.†	14	1,071
Johnson Controls International PLC (Ireland)†	87	3,045
Kadant, Inc.	28	3,020
Kaman Corp.†	109	7,279
KBR, Inc.	69	1,458
Kennametal, Inc.†	225	9,801
KLX, Inc.†*	91	5,713
L3 Technologies, Inc.	7	1,488
Lincoln Electric Holdings, Inc.†	43	4,018
Lockheed Martin Corp.†	27	9,341
Masco Corp.†	29	1,061
Masonite International Corp. (Canada)*	3	192
Meritor, Inc.†*	525	10,164
Milacron Holdings Corp.†*	34	688
MSC Industrial Direct Co., Inc., Class A†	64	5,639
National Presto Industries, Inc.†	29	3,760
NCI Building Systems, Inc.*	53	803
Nexeo Solutions, Inc.*	130	1,592
Nordson Corp.	5	694
Northrop Grumman Corp.†	16	5,078
NV5 Global, Inc.*	24	2,081
nVent Electric PLC (Ireland)	31	842
Oshkosh Corp.†	120	8,549
Owens Corning	1	54
PACCAR, Inc.†	32	2,182
Parker-Hannifin Corp.†	12	2,207
Pentair PLC (Ireland)†	16	694
PGT Innovations, Inc.*	131	2,830
Quanex Building Products Corp.	78	1,420
Quanta Services, Inc.†*	14	467
Raytheon Co.†	26	5,373

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Regal Beloit Corp.	27	$2,226
Rockwell Automation, Inc.†	11	2,063
Rockwell Collins, Inc.	15	2,107
Roper Technologies, Inc.	9	2,666
Rush Enterprises, Inc., Class A	1	39
Simpson Manufacturing Co., Inc.	28	2,029
Snap-on, Inc.	5	918
Spirit AeroSystems Holdings, Inc., Class A†	43	3,942
Standex International Corp.	24	2,502
Stanley Black & Decker, Inc.†	14	2,050
Systemax, Inc.†	29	955
Textron, Inc.†	23	1,644
Toro Co. (The)	61	3,658
TransDigm Group, Inc.*	5	1,862
TriMas Corp.†*	68	2,067
United Rentals, Inc.*	8	1,309
United Technologies Corp.	74	10,346
Valmont Industries, Inc.†	62	8,587
Wabash National Corp.†	294	5,360
WABCO Holdings, Inc.*	19	2,241
WESCO International, Inc.†*	96	5,899
WW Grainger, Inc.	6	2,144
Xylem, Inc.†	17	1,358

		430,164

Commercial & Professional Services — 3.6%
ABM Industries, Inc.†	213	6,869
Brink’s Co. (The)	27	1,883
CBIZ, Inc.*	144	3,413
Cintas Corp.	10	1,978
Copart, Inc.†*	23	1,185
Covanta Holding Corp.†	159	2,584
Deluxe Corp.†	96	5,466
Dun & Bradstreet Corp. (The)†	34	4,845
Equifax, Inc.†	12	1,567
FTI Consulting, Inc.†*	30	2,196
Heidrick & Struggles International, Inc.	3	102
IHS Markit Ltd. (Bermuda)†*	37	1,997
KAR Auction Services, Inc.†	115	6,864
Kelly Services, Inc., Class A	14	336
Kforce, Inc.	43	1,617
Kimball International, Inc., Class B	5	84
ManpowerGroup, Inc.†	89	7,650

The accompanying notes are an integral part of the financial statements.

30

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Matthews International Corp., Class A	66	$3,310
Navigant Consulting, Inc.	199	4,589
Nielsen Holdings PLC (United Kingdom)†	33	913
Pitney Bowes, Inc.	575	4,071
Republic Services, Inc.†	30	2,180
Ritchie Bros Auctioneers, Inc. (Canada)	118	4,263
Robert Half International, Inc.†	12	845
SP Plus Corp.†*	59	2,154
Tetra Tech, Inc.†	152	10,382
Verisk Analytics, Inc.†*	16	1,929
Waste Management, Inc.†	40	3,614

		88,886

Consumer Durables & Apparel — 3.7%
Acushnet Holdings Corp.	52	1,426
American Outdoor Brands Corp.†*	309	4,799
Carter’s, Inc.†	44	4,338
Cavco Industries, Inc.†*	34	8,602
DR Horton, Inc.†	35	1,476
Fossil Group, Inc.†*	95	2,212
Garmin Ltd. (Switzerland)†	18	1,261
G-III Apparel Group Ltd.†*	66	3,181
Hanesbrands, Inc.	34	627
Hasbro, Inc.†	12	1,261
Helen of Troy Ltd. (Bermuda)†*	38	4,974
Installed Building Products, Inc.*	38	1,482
Johnson Outdoors, Inc., Class A	18	1,674
La-Z-Boy, Inc.	64	2,022
Leggett & Platt, Inc.†	13	569
Lennar Corp., Class A†	31	1,447
Malibu Boats, Inc., Class A†*	18	985
Mattel, Inc.†*	33	518
Michael Kors Holdings Ltd. (British Virgin Islands)†*	14	960
Mohawk Industries, Inc.*	7	1,227
Movado Group, Inc.	19	796
Newell Brands, Inc.†	45	914
NIKE, Inc., Class B†	148	12,539
Oxford Industries, Inc.	35	3,157
PulteGroup, Inc.†	26	644
PVH Corp.	7	1,011
Ralph Lauren Corp.	7	963

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Roku, Inc.†*	124	$9,056
Skechers U.S.A., Inc., Class A†*	289	8,072
Sturm Ruger & Co., Inc.	7	483
Tapestry, Inc.†	27	1,357
Under Armour, Inc., Class C†*	41	798
Universal Electronics, Inc.*	9	354
VF Corp.†	37	3,458
Vista Outdoor, Inc.*	40	716
Whirlpool Corp.	6	712

		90,071

Consumer Services — 5.2%
Adtalem Global Education, Inc.*	27	1,301
BJ’s Restaurants, Inc.†	82	5,920
Bloomin’ Brands, Inc.	20	396
Bojangles’, Inc.†*	160	2,512
Brinker International, Inc.†	90	4,206
Career Education Corp.*	84	1,254
Carnival Corp. (Panama)†	66	4,209
Chipotle Mexican Grill, Inc.*	2	909
Churchill Downs, Inc.	6	1,666
Darden Restaurants, Inc.†	11	1,223
Denny’s Corp.*	143	2,105
Eldorado Resorts, Inc.*	51	2,479
Graham Holdings Co., Class B†	13	7,531
H&R Block, Inc.†	20	515
Hilton Worldwide Holdings, Inc.†	28	2,262
Hyatt Hotels Corp., Class A†	131	10,426
Jack in the Box, Inc.†	59	4,946
K12, Inc.*	116	2,053
Las Vegas Sands Corp.	6	356
Laureate Education, Inc., Class A†*	347	5,358
Marriott International, Inc., Class A†	33	4,357
McDonald’s Corp.†	73	12,212
MGM Resorts International†	50	1,396
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	21	1,206
Papa John’s International, Inc.†	145	7,436
Regis Corp.†*	26	531
Restaurant Brands International, Inc. (Canada)	43	2,549
Royal Caribbean Cruises Ltd. (Liberia)†	20	2,599
Ruth’s Hospitality Group, Inc.†	73	2,303

The accompanying notes are an integral part of the financial statements.

31

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Sonic Corp.	2	$87
Starbucks Corp.†	127	7,219
Stars Group, Inc. (The) (Canada)†*	287	7,146
Vail Resorts, Inc.†	32	8,781
Weight Watchers International, Inc.†*	65	4,679
Wyndham Hotels & Resorts, Inc.	10	556
Wynn Resorts Ltd.	10	1,271
Yum! Brands, Inc.†	31	2,818

		128,773

Diversified Financials — 5.6%
Affiliated Managers Group, Inc.	5	684
American Express Co.†	81	8,626
Ameriprise Financial, Inc.†	14	2,067
Bank of New York Mellon Corp. (The)†	94	4,793
Berkshire Hathaway, Inc., Class B†*	231	49,459
BlackRock, Inc.†	15	7,070
Capital One Financial Corp.†	44	4,177
Cboe Global Markets, Inc.	10	960
Charles Schwab Corp. (The)†	125	6,144
CME Group, Inc.†	32	5,447
Discover Financial Services†	32	2,446
E*TRADE Financial Corp.†*	25	1,310
Franklin Resources, Inc.†	50	1,520
Goldman Sachs Group, Inc. (The)†	36	8,073
Intercontinental Exchange, Inc.†	53	3,969
Invesco Ltd. (Bermuda)†	38	869
Jefferies Financial Group, Inc.†	32	703
Moody’s Corp.†	18	3,010
Morgan Stanley†	163	7,591
MSCI, Inc.	8	1,419
Nasdaq, Inc.†	16	1,373
Northern Trust Corp.†	20	2,043
Raymond James Financial, Inc.†	13	1,197
S&P Global, Inc.†	24	4,689
State Street Corp.†	34	2,849
Synchrony Financial†	69	2,145
T Rowe Price Group, Inc.†	23	2,511

		137,144

Energy — 9.8%
Anadarko Petroleum Corp.†	47	3,168
Andeavor	14	2,149
Apache Corp.†	36	1,716

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Cabot Oil & Gas Corp.†	41	$923
Cameco Corp. (Canada)†	184	2,098
Cenovus Energy, Inc. (Canada)	33	331
Chevron Corp.†	179	21,888
Cimarex Energy Co.	9	836
Concho Resources, Inc.†*	14	2,138
ConocoPhillips†	108	8,359
CONSOL Energy, Inc.*	54	2,204
CVR Energy, Inc.†	299	12,026
Devon Energy Corp.†	48	1,917
Enbridge, Inc. (Canada)†	188	6,071
EOG Resources, Inc.†	54	6,889
EQT Corp.†	25	1,106
Exxon Mobil Corp.†	395	33,583
FTS International, Inc.†*	88	1,038
Halliburton Co.†	82	3,323
Helix Energy Solutions Group, Inc.*	128	1,265
Helmerich & Payne, Inc.	11	756
Hess Corp.†	28	2,004
HollyFrontier Corp.†	17	1,188
Imperial Oil Ltd. (Canada)†	138	4,467
Keane Group, Inc.*	74	915
Kinder Morgan, Inc.†	211	3,741
Mammoth Energy Services, Inc.†	132	3,841
Marathon Oil Corp.†	80	1,862
Marathon Petroleum Corp.	42	3,359
Matrix Service Co.*	116	2,859
McDermott International, Inc. (Panama)*	126	2,322
Nabors Industries Ltd. (Bermuda)†	1,774	10,928
National Oilwell Varco, Inc.†	36	1,551
NCS Multistage Holdings, Inc.*	51	842
Newfield Exploration Co.†*	19	548
Noble Corp. PLC (United Kingdom)†*	1,268	8,914
Noble Energy, Inc.†	45	1,404
Occidental Petroleum Corp.†	71	5,834
ONEOK, Inc.†	38	2,576
Pembina Pipeline Corp. (Canada)	97	3,297
Phillips 66†	43	4,847
Pioneer Natural Resources Co.†	16	2,787
Precision Drilling Corp. (Canada)†*	1,087	3,761
ProPetro Holding Corp.*	126	2,078
Renewable Energy Group, Inc.†*	447	12,874

The accompanying notes are an integral part of the financial statements.

32

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
RPC, Inc.†	516	$7,988
Schlumberger Ltd. (Curacao)†	129	7,859
SEACOR Holdings, Inc.†*	29	1,433
SemGroup Corp., Class A	80	1,764
TechnipFMC PLC (United Kingdom)†	43	1,344
Tidewater, Inc.†*	132	4,117
Valero Energy Corp.†	40	4,550
Weatherford International PLC (Ireland)*	1,709	4,631
Williams Cos., Inc. (The)†	77	2,094
World Fuel Services Corp.†	37	1,024

		239,387

Food & Staples Retailing — 2.7%
BJ’s Wholesale Club Holdings, Inc.†*	193	5,169
Costco Wholesale Corp.†	41	9,630
Kroger Co. (The)†	74	2,154
SpartanNash Co.	61	1,224
SUPERVALU, Inc.†*	160	5,155
Sysco Corp.†	48	3,516
US Foods Holding Corp.†*	111	3,421
Walgreens Boots Alliance, Inc.†	93	6,780
Walmart, Inc.†	273	25,637
Weis Markets, Inc.†	75	3,255

		65,941

Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.†	175	10,554
Archer-Daniels-Midland Co.†	53	2,664
B&G Foods, Inc.†	209	5,737
Brown-Forman Corp., Class B	45	2,275
Campbell Soup Co.†	29	1,062
Coca-Cola Co. (The)†	410	18,938
Conagra Brands, Inc.†	37	1,257
Constellation Brands, Inc., Class A†	18	3,881
Dean Foods Co.†	14	99
Flowers Foods, Inc.	237	4,422
Fresh Del Monte Produce, Inc. (Cayman Islands)	33	1,118
General Mills, Inc.†	56	2,404
Hain Celestial Group, Inc. (The)†*	415	11,255
Hershey Co. (The)†	20	2,040
Hormel Foods Corp.	50	1,970
Hostess Brands, Inc.*	35	387
Ingredion, Inc.†	38	3,988

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)†	10	$1,026
Kellogg Co.†	33	2,311
Kraft Heinz Co. (The)†	114	6,283
McCormick & Co., Inc., non-voting shares†	13	1,713
Molson Coors Brewing Co., Class B†	21	1,292
Mondelez International, Inc., Class A†	136	5,843
Monster Beverage Corp.†*	51	2,972
National Beverage Corp.*	12	1,399
PepsiCo, Inc.†	131	14,646
Philip Morris International, Inc.†	144	11,742
Pilgrim’s Pride Corp.†*	695	12,573
Post Holdings, Inc.*	37	3,627
TreeHouse Foods, Inc.†*	52	2,488
Tyson Foods, Inc., Class A†	34	2,024
Vector Group Ltd.	315	4,341

		148,331

Health Care Equipment & Services — 13.1%
Abbott Laboratories†	164	12,031
ABIOMED, Inc.*	5	2,249
Acadia Healthcare Co., Inc.*	58	2,042
Aetna, Inc.†	31	6,288
Align Technology, Inc.*	7	2,739
Allscripts Healthcare Solutions, Inc.†*	713	10,160
Amedisys, Inc.*	13	1,624
AmerisourceBergen Corp.†	20	1,844
AMN Healthcare Services, Inc.†*	110	6,017
AngioDynamics, Inc.*	84	1,826
Anthem, Inc.†	24	6,577
athenahealth, Inc.†*	14	1,870
Avanos Medical, Inc.†*	147	10,070
Baxter International, Inc.†	51	3,932
Becton Dickinson and Co.†	25	6,525
Boston Scientific Corp.†*	128	4,928
Cantel Medical Corp.†	21	1,933
Cardinal Health, Inc.†	29	1,566
Cardiovascular Systems, Inc.*	40	1,566
Centene Corp.†*	19	2,751
Cerner Corp.†*	32	2,061
Chemed Corp.†	21	6,711
Cigna Corp.†	23	4,790
CONMED Corp.†	109	8,635
Cooper Cos., Inc. (The)	5	1,386

The accompanying notes are an integral part of the financial statements.

33

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CryoLife, Inc.*	60	$2,112
CVS Health Corp.†	95	7,478
Danaher Corp.†	66	7,172
DaVita, Inc.†*	16	1,146
DENTSPLY SIRONA, Inc.†	21	793
Edwards Lifesciences Corp.†*	20	3,482
Encompass Health Corp.	46	3,586
Envision Healthcare Corp.*	11	503
Express Scripts Holding Co.†*	52	4,941
Globus Medical, Inc., Class A†*	56	3,179
HCA Healthcare, Inc.†	32	4,452
HealthStream, Inc.	96	2,977
Henry Schein, Inc.†*	14	1,190
Hill-Rom Holdings, Inc.†	103	9,723
HMS Holdings Corp.†*	227	7,448
Hologic, Inc.†*	25	1,024
Humana, Inc.†	13	4,401
IDEXX Laboratories, Inc.*	8	1,997
Integer Holdings Corp.†*	92	7,631
Integra LifeSciences Holdings Corp.†*	51	3,359
Intuitive Surgical, Inc.†*	10	5,740
Laboratory Corp. of America Holdings*	10	1,737
LeMaitre Vascular, Inc.	2	77
LifePoint Health, Inc.†*	84	5,410
Masimo Corp.†*	48	5,978
McKesson Corp.†	19	2,520
Medtronic PLC (Ireland)†	126	12,395
Meridian Bioscience, Inc.	21	313
NextGen Healthcare, Inc.†*	124	2,490
NuVasive, Inc.*	20	1,420
NxStage Medical, Inc.†*	168	4,686
Omnicell, Inc.*	44	3,164
Patterson Cos., Inc.†	354	8,655
Penumbra, Inc.*	1	150
PetIQ, Inc.*	23	904
Quest Diagnostics, Inc.†	13	1,403
Quidel Corp.†*	119	7,755
ResMed, Inc.†	13	1,499
STERIS PLC (United Kingdom)†	98	11,211
Stryker Corp.†	34	6,041
Tabula Rasa HealthCare, Inc.†*	19	1,543
Teleflex, Inc.†	17	4,524

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tenet Healthcare Corp.†*	54	$1,537
Tivity Health, Inc.†*	150	4,822
UnitedHealth Group, Inc.†	89	23,678
Universal Health Services, Inc., Class B	8	1,023
Varex Imaging Corp.†*	63	1,806
Varian Medical Systems, Inc.*	9	1,007
WellCare Health Plans, Inc.*	4	1,282
West Pharmaceutical Services, Inc.†	36	4,445
Zimmer Biomet Holdings, Inc.†	19	2,498

		322,428

Household & Personal Products — 2.0%
Church & Dwight Co., Inc.†	23	1,366
Clorox Co. (The)†	12	1,805
Colgate-Palmolive Co.†	81	5,423
Coty, Inc., Class A†	69	867
Edgewell Personal Care Co.†*	37	1,711
Energizer Holdings, Inc.†	162	9,501
Estee Lauder Cos., Inc. (The), Class A†	35	5,086
Kimberly-Clark Corp.†	33	3,750
Procter & Gamble Co. (The)†	234	19,476
Spectrum Brands Holdings, Inc.	4	299

		49,284

Insurance — 2.2%
Aflac, Inc.†	72	3,389
Allstate Corp. (The)†	32	3,158
American International Group, Inc.†	84	4,472
Aon PLC (United Kingdom)†	23	3,537
Arthur J Gallagher & Co.†	18	1,340
Assurant, Inc.	5	540
Brighthouse Financial, Inc.*	11	487
Chubb Ltd. (Switzerland)†	43	5,747
Cincinnati Financial Corp.†	15	1,152
Everest Re Group Ltd. (Bermuda)	3	685
Hartford Financial Services Group, Inc. (The)†	33	1,649
Lincoln National Corp.†	21	1,421
Loews Corp.†	30	1,507
Marsh & McLennan Cos., Inc.†	48	3,971
MetLife, Inc.†	93	4,345
Principal Financial Group, Inc.†	27	1,582
Progressive Corp. (The)†	54	3,836

The accompanying notes are an integral part of the financial statements.

34

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Prudential Financial, Inc.†	39	$3,951
Torchmark Corp.†	10	867
Travelers Cos., Inc. (The)†	25	3,243
Unum Group†	21	820
Willis Towers Watson PLC (Ireland)†	12	1,691

		53,390

Materials — 7.8%
A. Schulman, Inc. CVR†(b)*	136	272
Air Products & Chemicals, Inc.†	21	3,508
Albemarle Corp.	10	998
AptarGroup, Inc.†	41	4,417
Ashland Global Holdings, Inc.	19	1,593
Avery Dennison Corp.	9	975
Balchem Corp.†	18	2,018
Ball Corp.†	33	1,452
Bemis Co., Inc.†	175	8,505
Celanese Corp.†	108	12,312
CF Industries Holdings, Inc.†	22	1,198
Chemours Co. (The)†	60	2,366
Domtar Corp.†	225	11,738
DowDuPont, Inc.†	216	13,891
Eagle Materials, Inc.†	81	6,904
Eastman Chemical Co.†	13	1,244
Ecolab, Inc.†	27	4,233
FMC Corp.†	13	1,133
Freeport-McMoRan, Inc.†	136	1,893
FutureFuel Corp.	38	705
Greif, Inc., Class A	91	4,883
HB Fuller Co.	47	2,428
International Flavors & Fragrances, Inc.	8	1,113
International Paper Co.†	39	1,917
KMG Chemicals, Inc.†	45	3,400
Kraton Corp.†*	18	849
Kronos Worldwide, Inc.†	30	488
Louisiana-Pacific Corp.	284	7,523
LyondellBasell Industries NV, Class A (Netherlands)†	36	3,690
Martin Marietta Materials, Inc.	6	1,092
Methanex Corp. (Canada)†	101	7,989
Mosaic Co. (The)†	36	1,169
Myers Industries, Inc.	5	116
NewMarket Corp.	9	3,650
Newmont Mining Corp.†	49	1,480

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Norbord, Inc. (Canada)†	72	$2,388
Nucor Corp.†	29	1,840
Owens-Illinois, Inc.*	10	188
Packaging Corp. of America	9	987
PolyOne Corp.†	96	4,197
PPG Industries, Inc.†	22	2,401
Praxair, Inc.†	27	4,340
Rayonier Advanced Materials, Inc.†	449	8,275
RPM International, Inc.†	161	10,455
Schweitzer-Mauduit International, Inc.	50	1,916
Scotts Miracle-Gro Co. (The)†	105	8,267
Sealed Air Corp.†	14	562
Sherwin-Williams Co. (The)	8	3,642
Stepan Co.	4	348
Tredegar Corp.	72	1,559
US Concrete, Inc.*	73	3,347
Verso Corp., Class A†*	235	7,912
Vulcan Materials Co.†	13	1,446
Westlake Chemical Corp.	35	2,909
WestRock Co.†	24	1,283

		191,404

Media — 4.1%
AMC Entertainment Holdings, Inc., Class A†	312	6,396
CBS Corp., Class B, non-voting shares†	35	2,011
Charter Communications, Inc., Class A†*	22	7,169
Cinemark Holdings, Inc.†	308	12,382
Comcast Corp., Class A†	428	15,155
Discovery, Inc., Class A†*	65	2,080
DISH Network Corp., Class A†*	43	1,538
Emerald Expositions Events, Inc.	2	33
Gannett Co., Inc.†	308	3,083
Interpublic Group of Cos., Inc. (The)†	36	823
Loral Space & Communications, Inc.†*	10	454
Marcus Corp. (The)	73	3,070
MSG Networks, Inc., Class A*	148	3,818
New Media Investment Group, Inc.	227	3,562
News Corp., Class A†	55	725
Omnicom Group, Inc.†	21	1,428
Scholastic Corp.	34	1,587

The accompanying notes are an integral part of the financial statements.

35

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Shaw Communications, Inc., Class B (Canada)	117	$2,280
Sinclair Broadcast Group, Inc., Class A	197	5,585
Tribune Media Co., Class A†	55	2,114
Twenty-First Century Fox, Inc., Class A†	172	7,969
Viacom, Inc., Class B†	38	1,283
Walt Disney Co. (The)†	139	16,255

		100,800

Pharmaceuticals, Biotechnology & Life Sciences — 10.3%
AbbVie, Inc.†	141	13,336
Agilent Technologies, Inc.†	30	2,116
Alexion Pharmaceuticals, Inc.†*	21	2,919
Allergan PLC (Ireland)†	32	6,095
Amgen, Inc.†	62	12,852
Biogen, Inc.†*	19	6,713
Bio-Rad Laboratories, Inc., Class A*	10	3,130
Bristol-Myers Squibb Co.†	153	9,498
Bruker Corp.†	251	8,396
Catalent, Inc.*	23	1,048
Celgene Corp.†*	65	5,817
Corcept Therapeutics, Inc.*	77	1,080
Eli Lilly & Co.†	101	10,838
Enanta Pharmaceuticals, Inc.†*	30	2,564
Exelixis, Inc.*	31	549
Genomic Health, Inc.*	2	140
Gilead Sciences, Inc.†	120	9,265
Illumina, Inc.†*	14	5,139
Incyte Corp.†*	21	1,451
Innoviva, Inc.†*	71	1,082
IQVIA Holdings, Inc.†*	19	2,465
Jazz Pharmaceuticals PLC (Ireland)†*	29	4,876
Johnson & Johnson†	251	34,681
Ligand Pharmaceuticals, Inc.*	10	2,745
Loxo Oncology, Inc.*	1	171
Mallinckrodt PLC (Ireland)*	10	293
Medpace Holdings, Inc.*	18	1,078
Merck & Co., Inc.†	249	17,664
Mettler-Toledo International, Inc.*	2	1,218
Mylan NV (Netherlands)†*	49	1,793
Nektar Therapeutics*	16	975

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Neurocrine Biosciences, Inc.*	18	$2,213
PerkinElmer, Inc.	11	1,070
Perrigo Co. PLC (Ireland)†	13	920
Pfizer, Inc.†	546	24,062
Phibro Animal Health Corp., Class A	14	601
PRA Health Sciences, Inc.†*	115	12,672
Prestige Consumer Healthcare, Inc.†*	13	493
QIAGEN NV (Netherlands)†*	310	11,743
Regeneron Pharmaceuticals, Inc.†*	12	4,848
REGENXBIO, Inc.*	31	2,340
Sarepta Therapeutics, Inc.*	9	1,454
Seattle Genetics, Inc.*	1	77
Supernus Pharmaceuticals, Inc.*	1	50
Syneos Health, Inc.*	4	206
Thermo Fisher Scientific, Inc.†	37	9,031
Vertex Pharmaceuticals, Inc.†*	24	4,626
Waters Corp.*	7	1,363
Zoetis, Inc.†	45	4,120

		253,876

Real Estate — 2.5%
Alexandria Real Estate Equities, Inc., REIT	9	1,132
American Tower Corp., REIT†	41	5,957
Apartment Investment & Management Co., Class A, REIT†	15	662
AvalonBay Communities, Inc., REIT†	13	2,355
Boston Properties, Inc., REIT†	14	1,723
CBRE Group, Inc., Class A†*	32	1,411
Crown Castle International Corp., REIT†	39	4,342
Digital Realty Trust, Inc., REIT†	19	2,137
Duke Realty Corp., REIT†	33	936
Equinix, Inc., REIT	7	3,030
Equity Residential, REIT†	34	2,253
Essex Property Trust, Inc., REIT	6	1,480
Extra Space Storage, Inc., REIT†	12	1,040
Federal Realty Investment Trust, REIT	7	885
HCP, Inc., REIT†	43	1,132
Host Hotels & Resorts, Inc., REIT†	69	1,456
Iron Mountain, Inc., REIT†	27	932
Kimco Realty Corp., REIT†	39	653
Macerich Co. (The), REIT†	13	719

The accompanying notes are an integral part of the financial statements.

36

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	10	$1,002
Prologis, Inc., REIT†	50	3,390
Public Storage, REIT†	16	3,226
Realty Income Corp., REIT†	27	1,536
Regency Centers Corp., REIT†	16	1,035
SBA Communications Corp., REIT*	11	1,767
Simon Property Group, Inc., REIT†	29	5,126
SL Green Realty Corp., REIT	8	780
UDR, Inc., REIT†	24	970
Ventas, Inc., REIT†	33	1,795
Vornado Realty Trust, REIT†	18	1,314
Welltower, Inc., REIT†	35	2,251
Weyerhaeuser Co., REIT†	70	2,259

		60,686

Retailing — 12.0%
Aaron’s, Inc.	87	4,738
Advance Auto Parts, Inc.	7	1,178
Amazon.com, Inc.†*	45	90,135
American Eagle Outfitters, Inc.	250	6,208
Asbury Automotive Group, Inc.†*	134	9,212
Ascena Retail Group, Inc.*	302	1,380
AutoNation, Inc.*	29	1,205
AutoZone, Inc.*	3	2,327
Bed Bath & Beyond, Inc.†	368	5,520
Best Buy Co., Inc.†	26	2,063
Booking Holdings, Inc.†*	4	7,936
Buckle, Inc. (The)	13	300
CarMax, Inc.†*	17	1,269
Chico’s FAS, Inc.	222	1,925
Core-Mark Holding Co., Inc.†	270	9,169
Dick’s Sporting Goods, Inc.	96	3,406
Dollar General Corp.†	25	2,732
Dollar Tree, Inc.†*	22	1,794
Duluth Holdings, Inc., Class B*	5	157
Expedia Group, Inc.†	14	1,827
Foot Locker, Inc.†	11	561
Gap, Inc. (The)†	36	1,039
Genesco, Inc.*	68	3,203
Genuine Parts Co.†	14	1,392
Group 1 Automotive, Inc.	2	130
Home Depot, Inc. (The)†	107	22,165
Kohl’s Corp.†	16	1,193

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
L Brands, Inc.†	26	$788
Lithia Motors, Inc., Class A†	75	6,124
LKQ Corp.†*	30	950
Lowe’s Cos., Inc.†	76	8,726
Macy’s, Inc.†	29	1,007
Netflix, Inc.†*	40	14,965
Nordstrom, Inc.†	15	897
Nutrisystem, Inc.†	229	8,484
Office Depot, Inc.	963	3,091
Ollie’s Bargain Outlet Holdings, Inc.*	34	3,267
O’Reilly Automotive, Inc.*	8	2,779
Penske Automotive Group, Inc.†	20	948
PetMed Express, Inc.†	182	6,008
Qurate Retail, Inc.†*	562	12,482
Ross Stores, Inc.†	35	3,468
Signet Jewelers Ltd. (Bermuda)†	168	11,076
Sonic Automotive, Inc., Class A	53	1,026
Tailored Brands, Inc.†	161	4,056
Target Corp.†	50	4,410
Tiffany & Co.†	12	1,548
TJX Cos., Inc. (The)†	57	6,385
Tractor Supply Co.†	12	1,091
TripAdvisor, Inc.†*	13	664
Ulta Beauty, Inc.*	5	1,411
Urban Outfitters, Inc.†*	90	3,681

		293,496

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Energy Industries, Inc.†*	78	4,029
Advanced Micro Devices, Inc.†*	101	3,120
Analog Devices, Inc.†	35	3,236
Applied Materials, Inc.†	92	3,556
Axcelis Technologies, Inc.*	39	766
Broadcom, Inc.†	38	9,376
Cabot Microelectronics Corp.†	77	7,944
Cirrus Logic, Inc.*	67	2,586
Diodes, Inc.†*	51	1,698
Integrated Device Technology, Inc.*	24	1,128
Intel Corp.†	430	20,335
KLA-Tencor Corp.†	15	1,526
Lam Research Corp.†	16	2,427
Lattice Semiconductor Corp.*	664	5,312
Maxim Integrated Products, Inc.†	220	12,406
MaxLinear, Inc.*	151	3,002
Microchip Technology, Inc.†	25	1,973

The accompanying notes are an integral part of the financial statements.

37

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.†*	114	$5,156
MKS Instruments, Inc.†	51	4,088
Monolithic Power Systems, Inc.	25	3,138
Nanometrics, Inc.†*	146	5,478
NVIDIA Corp.†	58	16,299
ON Semiconductor Corp.*	312	5,750
Photronics, Inc.*	189	1,862
Power Integrations, Inc.	21	1,327
Qorvo, Inc.†*	12	923
QUALCOMM, Inc.†	136	9,796
Skyworks Solutions, Inc.†	17	1,542
SMART Global Holdings, Inc. (Cayman Islands)†*	73	2,098
Texas Instruments, Inc.†	92	9,871
Versum Materials, Inc.	8	288
Xcerra Corp.†*	307	4,381
Xilinx, Inc.†	23	1,844

		158,261

Software & Services — 25.8%
Accenture PLC, Class A (Ireland)†	59	10,042
Activision Blizzard, Inc.†	71	5,906
Adobe, Inc.†*	45	12,148
Akamai Technologies, Inc.†*	16	1,170
Alliance Data Systems Corp.	5	1,181
Alphabet, Inc., Class A†*	64	77,253
ANGI Homeservices, Inc., Class A†*	329	7,725
ANSYS, Inc.*	8	1,493
Appfolio, Inc., Class A†*	71	5,566
Aspen Technology, Inc.†*	51	5,809
Autodesk, Inc.†*	21	3,278
Automatic Data Processing, Inc.†	41	6,177
Avaya Holdings Corp.†*	92	2,037
Bandwidth, Inc.*	20	1,071
Bottomline Technologies DE, Inc.*	16	1,163
Broadridge Financial Solutions, Inc.	11	1,451
CA, Inc.†	39	1,722
Cadence Design Systems, Inc.†*	26	1,178
Carbonite, Inc.*	6	214
Cardtronics PLC, Class A (United Kingdom)†*	22	696
Cars.com, Inc.†*	162	4,473
CDK Global, Inc.†	125	7,820
CGI Group, Inc., Class A (Canada)†*	107	6,899

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cision Ltd. (Cayman Islands)†*	320	$5,376
Citrix Systems, Inc.†*	13	1,445
Cognizant Technology Solutions Corp., Class A†	54	4,166
CommVault Systems, Inc.†*	90	6,300
Conduent, Inc.†*	308	6,936
Convergys Corp.	36	855
Cornerstone OnDemand, Inc.*	6	340
Descartes Systems Group, Inc. (The) (Canada)*	56	1,898
DXC Technology Co.†	27	2,525
eBay, Inc.†*	92	3,038
Electronic Arts, Inc.†*	29	3,494
Endurance International Group Holdings, Inc.†*	415	3,652
Envestnet, Inc.*	5	305
Etsy, Inc.†*	263	13,513
Facebook, Inc., Class A†*	269	44,240
Fair Isaac Corp.†*	37	8,456
Fidelity National Information Services, Inc.†	31	3,381
Fiserv, Inc.†*	38	3,130
Five9, Inc.*	3	131
FleetCor Technologies, Inc.*	8	1,823
Fortinet, Inc.†*	147	13,564
Gartner, Inc.*	9	1,426
Global Payments, Inc.†	15	1,911
Globant SA (Luxembourg)*	35	2,065
GoDaddy, Inc., Class A†*	121	10,090
GrubHub, Inc.†*	14	1,941
Guidewire Software, Inc.*	24	2,424
IAC/InterActiveCorp.†*	44	9,536
Imperva, Inc.*	17	790
International Business Machines Corp.†	85	12,853
Intuit, Inc.†	24	5,458
j2 Global, Inc.†	32	2,651
LogMeIn, Inc.†	44	3,920
Mastercard, Inc., Class A†	96	21,371
MAXIMUS, Inc.	7	455
Microsoft Corp.†	715	81,775
Monotype Imaging Holdings, Inc.	138	2,788
New Relic, Inc.*	2	188

The accompanying notes are an integral part of the financial statements.

38

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NIC, Inc.	42	$622
Open Text Corp. (Canada)†	191	7,266
Oracle Corp.†	373	19,232
Paychex, Inc.†	33	2,430
Paycom Software, Inc.†*	56	8,703
PayPal Holdings, Inc.†*	110	9,662
Perficient, Inc.*	104	2,772
Progress Software Corp.†	82	2,894
PTC, Inc.*	11	1,168
QAD, Inc., Class A	1	57
Qualys, Inc.†*	101	8,999
QuinStreet, Inc.*	306	4,152
RealPage, Inc.†*	66	4,349
Red Hat, Inc.†*	17	2,317
SailPoint Technologies Holding, Inc.*	52	1,769
salesforce.com, Inc.†*	70	11,132
ServiceNow, Inc.†*	47	9,195
Shutterstock, Inc.†	102	5,567
SPS Commerce, Inc.†*	66	6,550
Stamps.com, Inc.†*	9	2,036
Symantec Corp.†	58	1,234
Synopsys, Inc.†*	14	1,381
Tableau Software, Inc., Class A*	18	2,011
Take-Two Interactive Software, Inc.*	10	1,380
TechTarget, Inc.†*	58	1,126
Total System Services, Inc.†	17	1,679
TTEC Holdings, Inc.	18	466
Twitter, Inc.*	70	1,992
Tyler Technologies, Inc.†*	23	5,636
Upland Software, Inc.*	73	2,359
Verint Systems, Inc.*	68	3,407
VeriSign, Inc.†*	12	1,921
Visa, Inc., Class A†	207	31,069
VMware, Inc., Class A†*	30	4,682
Web.com Group, Inc.*	6	167
Western Union Co. (The)†	42	801
XO Group, Inc.*	89	3,069

		631,934

Technology Hardware & Equipment — 10.7%
ADTRAN, Inc.	214	3,777
Amphenol Corp., Class A†	30	2,821
Apple, Inc.†	452	102,034
Arista Networks, Inc.*	7	1,861
Avnet, Inc.†	202	9,044

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
AVX Corp.†	230	$4,152
Casa Systems, Inc.†*	77	1,136
Ciena Corp.†*	391	12,215
Cisco Systems, Inc.†	430	20,920
Coherent, Inc.*	2	344
CommScope Holding Co., Inc.†*	295	9,074
Comtech Telecommunications Corp.	65	2,358
Corning, Inc.†	76	2,683
CTS Corp.	24	823
Dolby Laboratories, Inc., Class A†	23	1,609
EchoStar Corp., Class A†*	180	8,347
Electronics For Imaging, Inc.*	36	1,227
F5 Networks, Inc.*	5	997
FLIR Systems, Inc.†	13	799
Hewlett Packard Enterprise Co.†	138	2,251
HP, Inc.†	148	3,814
Insight Enterprises, Inc.†*	163	8,817
IPG Photonics Corp.*	5	780
Itron, Inc.*	58	3,724
Jabil, Inc.†	100	2,708
Juniper Networks, Inc.†	33	989
Keysight Technologies, Inc.†*	20	1,326
Lumentum Holdings, Inc.†*	25	1,499
Mesa Laboratories, Inc.	7	1,299
Methode Electronics, Inc.	94	3,403
Motorola Solutions, Inc.†	15	1,952
MTS Systems Corp.	46	2,518
NCR Corp.*	146	4,148
NetApp, Inc.†	24	2,061
Novanta, Inc. (Canada)*	42	2,873
Oclaro, Inc.*	35	313
OSI Systems, Inc.†*	57	4,350
Palo Alto Networks, Inc.*	14	3,154
Plantronics, Inc.†	31	1,869
Plexus Corp.*	2	117
Sanmina Corp.*	35	966
ScanSource, Inc.*	20	798
Seagate Technology PLC (Ireland)†	27	1,278
Stratasys Ltd. (Israel)*	76	1,756
TE Connectivity Ltd. (Switzerland)†	33	2,902
Tech Data Corp.*	57	4,079
Trimble, Inc.*	40	1,738
Ubiquiti Networks, Inc.†	10	989
Vishay Intertechnology, Inc.†	163	3,317

The accompanying notes are an integral part of the financial statements.

39

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†	28	$1,639
Xerox Corp.†	24	648
Zebra Technologies Corp., Class A†*	15	2,652

		262,948

Telecommunication Services — 3.1%
AT&T, Inc.†	676	22,700
BCE, Inc. (Canada)†	149	6,037
CenturyLink, Inc.†	101	2,141
Globalstar, Inc.*	2,048	1,040
Intelsat SA (Luxembourg)†*	197	5,910
Rogers Communications, Inc., Class B (Canada)†	123	6,323
TELUS Corp. (Canada)	55	2,026
United States Cellular Corp.*	26	1,164
Verizon Communications, Inc.†	386	20,609
Vonage Holdings Corp.†*	614	8,694

		76,644

Transportation — 5.0%
Alaska Air Group, Inc.†	12	826
American Airlines Group, Inc.†	43	1,777
ArcBest Corp.†	174	8,448
CH Robinson Worldwide, Inc.†	13	1,273
Covenant Transportation Group, Inc., Class A*	30	872
CSX Corp.†	81	5,998
Delta Air Lines, Inc.†	65	3,759
Echo Global Logistics, Inc.†*	270	8,356
Expeditors International of Washington, Inc.†	17	1,250
FedEx Corp.†	25	6,020
Forward Air Corp.†	115	8,246
Genesee & Wyoming, Inc., Class A†*	59	5,368
Golden Ocean Group Ltd. (Bermuda)	16	158
Heartland Express, Inc.	211	4,163
JB Hunt Transport Services, Inc.	11	1,308
JetBlue Airways Corp.†*	527	10,203
Kansas City Southern	10	1,133
Knight-Swift Transportation Holdings, Inc.	70	2,414
Landstar System, Inc.†	65	7,930
Norfolk Southern Corp.†	26	4,693
Schneider National, Inc., Class B†	348	8,693
Southwest Airlines Co.†	53	3,310
Union Pacific Corp.†	68	11,072

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Continental Holdings, Inc.†*	25	$2,226
United Parcel Service, Inc., Class B†	80	9,340
XPO Logistics, Inc.†*	38	4,338

		123,174

Utilities — 2.6%
AES Corp.†	61	854
Alliant Energy Corp.†	21	894
Ameren Corp.†	22	1,391
American Electric Power Co., Inc.†	46	3,260
American Water Works Co., Inc.†	17	1,495
CenterPoint Energy, Inc.†	41	1,134
CMS Energy Corp.†	27	1,323
Consolidated Edison, Inc.†	29	2,210
Dominion Energy, Inc.†	61	4,287
DTE Energy Co.†	17	1,855
Duke Energy Corp.†	67	5,361
Edison International†	30	2,030
Entergy Corp.†	16	1,298
Evergy, Inc.	26	1,428
Eversource Energy†	29	1,782
Exelon Corp.†	90	3,929
FirstEnergy Corp.†	44	1,635
NextEra Energy, Inc.†	44	7,374
NiSource, Inc.†	33	822
NRG Energy, Inc.†	28	1,047
PG&E Corp.†	48	2,208
Pinnacle West Capital Corp.	11	871
PPL Corp.†	65	1,902
Public Service Enterprise Group, Inc.†	46	2,428
SCANA Corp.†	13	506
Sempra Energy†	25	2,844
Southern Co. (The)†	94	4,098
WEC Energy Group, Inc.†	30	2,003
Xcel Energy, Inc.†	47	2,219

		64,488

TOTAL COMMON STOCKS (Cost $3,879,003)		4,159,592

TOTAL LONG POSITIONS - 169.5%		4,159,592

(Cost $3,879,003)

The accompanying notes are an integral part of the financial statements.

40

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
SHORT POSITIONS — (70.2)%
COMMON STOCKS — (70.2)%
Automobiles & Components — (1.4)%
American Axle & Manufacturing Holdings, Inc.*	(23)	$(401)
Dorman Products, Inc.*	(88)	(6,769)
Fox Factory Holding Corp.*	(10)	(700)
Gentherm, Inc.*	(2)	(91)
LCI Industries	(107)	(8,860)
Magna International, Inc. (Canada)	(6)	(315)
Modine Manufacturing Co.*	(159)	(2,369)
Standard Motor Products, Inc.	(4)	(197)
Tesla, Inc.*	(45)	(11,915)
Tower International, Inc.	(67)	(2,027)
Winnebago Industries, Inc.	(15)	(497)

		(34,141)

Capital Goods — (10.7)%
AAON, Inc.	(90)	(3,402)
Advanced Drainage Systems, Inc.	(8)	(247)
Aegion Corp.*	(31)	(787)
AerCap Holdings NV (Netherlands)*	(15)	(863)
Aircastle Ltd. (Bermuda)	(11)	(241)
Alamo Group, Inc.	(41)	(3,756)
Ameresco, Inc., Class A*	(77)	(1,051)
American Woodmark Corp.*	(30)	(2,353)
Astec Industries, Inc.	(79)	(3,982)
Astronics Corp.*	(67)	(2,914)
Axon Enterprise, Inc.*	(40)	(2,737)
Beacon Roofing Supply, Inc.*	(180)	(6,514)
Blue Bird Corp.*	(75)	(1,837)
Builders FirstSource, Inc.*	(767)	(11,260)
BWX Technologies, Inc.	(113)	(7,067)
CAE, Inc. (Canada)	(92)	(1,869)
CAI International, Inc.*	(126)	(2,882)
CIRCOR International, Inc.	(93)	(4,417)
Construction Partners, Inc., Class A*	(56)	(678)
Crane Co.	(49)	(4,819)
Curtiss-Wright Corp.	(43)	(5,909)
DMC Global, Inc.	(5)	(204)
Douglas Dynamics, Inc.	(47)	(2,063)
DXP Enterprises, Inc.*	(6)	(240)
Dycom Industries, Inc.*	(124)	(10,490)
EMCOR Group, Inc.	(31)	(2,328)
Encore Wire Corp.	(45)	(2,254)
ESCO Technologies, Inc.	(4)	(272)
Evoqua Water Technologies Corp.*	(436)	(7,752)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Foundation Building Materials, Inc.*	(65)	$(811)
Franklin Electric Co., Inc.	(9)	(425)
Gates Industrial Corp. PLC (United Kingdom)*	(83)	(1,618)
Gibraltar Industries, Inc.*	(14)	(638)
GMS, Inc.*	(281)	(6,519)
Granite Construction, Inc.	(255)	(11,654)
Griffon Corp.	(44)	(711)
Harsco Corp.*	(60)	(1,713)
HEICO Corp.	(25)	(2,315)
Herc Holdings, Inc.*	(88)	(4,506)
Hyster-Yale Materials Handling, Inc.	(8)	(492)
JELD-WEN Holding, Inc.*	(2)	(49)
John Bean Technologies Corp.	(52)	(6,204)
Lindsay Corp.	(13)	(1,303)
Lydall, Inc.*	(49)	(2,112)
MasTec, Inc.*	(117)	(5,224)
Maxar Technologies Ltd. (Canada)	(149)	(4,927)
Mercury Systems, Inc.*	(51)	(2,821)
Middleby Corp. (The)*	(63)	(8,149)
MRC Global, Inc.*	(486)	(9,122)
Navistar International Corp.*	(199)	(7,662)
NN, Inc.	(98)	(1,529)
NOW, Inc.*	(1)	(17)
Patrick Industries, Inc.*	(138)	(8,170)
Primoris Services Corp.	(174)	(4,319)
Proto Labs, Inc.*	(2)	(324)
RBC Bearings, Inc.*	(20)	(3,007)
REV Group, Inc.	(324)	(5,087)
SiteOne Landscape Supply, Inc.*	(35)	(2,637)
SPX Corp.*	(147)	(4,897)
SPX FLOW, Inc.*	(46)	(2,392)
Sun Hydraulics Corp.	(5)	(274)
Sunrun, Inc.*	(123)	(1,530)
Textainer Group Holdings Ltd. (Bermuda)*	(117)	(1,498)
Titan International, Inc.	(158)	(1,172)
TPI Composites, Inc.*	(212)	(6,053)
Trex Co., Inc.*	(3)	(231)
Tutor Perini Corp.*	(112)	(2,106)
Univar, Inc.*	(2)	(61)
Universal Forest Products, Inc.	(185)	(6,536)
USG Corp.	(245)	(10,611)
Veritiv Corp.*	(3)	(109)

The accompanying notes are an integral part of the financial statements.

41

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Vivint Solar, Inc.*	(299)	$(1,555)
Watts Water Technologies, Inc., Class A	(6)	(498)
Welbilt, Inc.*	(515)	(10,753)
Woodward, Inc.	(153)	(12,372)

		(261,901)

Commercial & Professional Services — (2.9)%
ACCO Brands Corp.	(291)	(3,288)
ADT, Inc.	(519)	(4,873)
Advanced Disposal Services, Inc.*	(154)	(4,170)
ASGN, Inc.*	(47)	(3,710)
Barrett Business Services, Inc.	(28)	(1,870)
BrightView Holdings, Inc.*	(4)	(64)
Cimpress NV (Netherlands)*	(48)	(6,557)
Civeo Corp. (Canada)*	(272)	(1,129)
Clean Harbors, Inc.*	(28)	(2,004)
Healthcare Services Group, Inc.	(160)	(6,499)
Herman Miller, Inc.	(42)	(1,613)
HNI Corp.	(6)	(265)
Huron Consulting Group, Inc.*	(13)	(642)
ICF International, Inc.	(74)	(5,583)
Knoll, Inc.	(16)	(375)
Korn/Ferry International	(120)	(5,909)
Mistras Group, Inc.*	(1)	(22)
Multi-Color Corp.	(56)	(3,486)
Quad/Graphics, Inc.	(103)	(2,147)
Rollins, Inc.	(7)	(425)
Team, Inc.*	(285)	(6,412)
TransUnion	(31)	(2,281)
TrueBlue, Inc.*	(28)	(729)
UniFirst Corp.	(6)	(1,042)
Waste Connections, Inc. (Canada)	(61)	(4,866)

		(69,961)

Consumer Durables & Apparel — (2.5)%
Canada Goose Holdings, Inc. (Canada)*	(127)	(8,197)
Deckers Outdoor Corp.*	(60)	(7,115)
Gildan Activewear, Inc. (Canada)	(212)	(6,451)
GoPro, Inc., Class A*	(373)	(2,686)
iRobot Corp.*	(18)	(1,979)
Marine Products Corp.	(12)	(275)
Polaris Industries, Inc.	(119)	(12,013)
Steven Madden Ltd.	(19)	(1,005)
Tempur Sealy International, Inc.*	(106)	(5,607)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
TopBuild Corp.*	(171)	$(9,716)
Tupperware Brands Corp.	(70)	(2,342)
Wolverine World Wide, Inc.	(79)	(3,085)

		(60,471)

Consumer Services — (3.9)%
Aramark	(265)	(11,400)
Belmond Ltd., Class A (Bermuda)*	(47)	(858)
Cambium Learning Group, Inc.*	(91)	(1,077)
Cheesecake Factory, Inc. (The)	(27)	(1,446)
Chegg, Inc.*	(84)	(2,388)
Cracker Barrel Old Country Store, Inc.	(2)	(294)
Dave & Buster’s Entertainment, Inc.	(92)	(6,092)
Domino’s Pizza, Inc.	(12)	(3,538)
Dunkin’ Brands Group, Inc.	(54)	(3,981)
Fiesta Restaurant Group, Inc.*	(19)	(508)
Golden Entertainment, Inc.*	(6)	(144)
Grand Canyon Education, Inc.*	(49)	(5,527)
Houghton Mifflin Harcourt Co.*	(426)	(2,982)
International Speedway Corp., Class A	(87)	(3,811)
Monarch Casino & Resort, Inc.*	(35)	(1,591)
PlayAGS, Inc.*	(58)	(1,709)
Red Rock Resorts, Inc., Class A	(351)	(9,354)
SeaWorld Entertainment, Inc.*	(4)	(126)
Service Corp. International	(237)	(10,475)
ServiceMaster Global Holdings, Inc.*	(45)	(2,791)
Shake Shack, Inc., Class A*	(122)	(7,687)
Six Flags Entertainment Corp.	(126)	(8,797)
Strategic Education, Inc.	(10)	(1,319)
Wingstop, Inc.	(113)	(7,715)

		(95,610)

Energy — (4.5)%
Cactus, Inc., Class A*	(31)	(1,187)
Cheniere Energy, Inc.*	(77)	(5,351)
DHT Holdings, Inc. (Marshall Islands)	(471)	(2,214)
Diamond Offshore Drilling, Inc.*	(281)	(5,620)
Dril-Quip, Inc.*	(7)	(366)
Exterran Corp.*	(95)	(2,520)
Forum Energy Technologies, Inc.*	(648)	(6,707)
Frank’s International NV (Netherlands)*	(595)	(5,165)
Green Plains, Inc.	(485)	(8,342)
KLX Energy Services Holdings, Inc.*	(19)	(608)

The accompanying notes are an integral part of the financial statements.

42

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Liberty Oilfield Services, Inc., Class A	(69)	$(1,488)
Newpark Resources, Inc.*	(413)	(4,275)
NexGen Energy Ltd. (Canada)*	(200)	(410)
Nine Energy Service, Inc.*	(119)	(3,639)
Par Pacific Holdings, Inc.*	(62)	(1,265)
Patterson-UTI Energy, Inc.	(95)	(1,625)
REX American Resources Corp.*	(16)	(1,209)
Select Energy Services, Inc., Class A*	(107)	(1,267)
Ship Finance International Ltd. (Bermuda)	(533)	(7,409)
Solaris Oilfield Infrastructure, Inc., Class A*	(378)	(7,140)
Suncor Energy, Inc. (Canada)	(72)	(2,786)
Superior Energy Services, Inc.*	(675)	(6,574)
Targa Resources Corp.	(139)	(7,827)
Transocean Ltd. (Switzerland)*	(808)	(11,272)
Unit Corp.*	(19)	(495)
US Silica Holdings, Inc.	(666)	(12,541)

		(109,302)

Food & Staples Retailing — (0.9)%
Chefs’ Warehouse, Inc. (The)*	(20)	(727)
Ingles Markets, Inc., Class A	(66)	(2,260)
Performance Food Group Co.*	(111)	(3,696)
PriceSmart, Inc.	(88)	(7,124)
Rite Aid Corp.*	(223)	(285)
Sprouts Farmers Market, Inc.*	(21)	(576)
United Natural Foods, Inc.*	(258)	(7,727)

		(22,395)

Food, Beverage & Tobacco — (2.3)%
Boston Beer Co., Inc. (The), Class A*	(9)	(2,588)
Bunge Ltd. (Bermuda)	(173)	(11,887)
Calavo Growers, Inc.	(30)	(2,898)
Coca-Cola Bottling Co. Consolidated	(1)	(182)
Darling Ingredients, Inc.*	(258)	(4,985)
Farmer Brothers Co.*	(31)	(818)
Freshpet, Inc.*	(4)	(147)
J&J Snack Foods Corp.	(8)	(1,207)
John B Sanfilippo & Son, Inc.	(41)	(2,927)
MGP Ingredients, Inc.	(25)	(1,974)
Primo Water Corp.*	(195)	(3,520)
Sanderson Farms, Inc.	(126)	(13,025)
SunOpta, Inc. (Canada)*	(136)	(1,000)
Tootsie Roll Industries, Inc.	(12)	(351)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Turning Point Brands, Inc.	(9)	$(373)
Universal Corp.	(135)	(8,775)

		(56,657)

Health Care Equipment & Services — (6.4)%
Addus HomeCare Corp.*	(63)	(4,419)
Anika Therapeutics, Inc.*	(3)	(127)
AxoGen, Inc.*	(157)	(5,785)
BioTelemetry, Inc.*	(16)	(1,031)
Brookdale Senior Living, Inc.*	(477)	(4,689)
Castlight Health, Inc., Class B*	(300)	(810)
CorVel Corp.*	(20)	(1,205)
Cutera, Inc.*	(100)	(3,255)
Diplomat Pharmacy, Inc.*	(426)	(8,269)
Ensign Group, Inc. (The)	(169)	(6,408)
Evolent Health, Inc., Class A*	(7)	(199)
Haemonetics Corp.*	(74)	(8,479)
Hanger, Inc.*	(23)	(479)
Heska Corp.*	(11)	(1,246)
Inovalon Holdings, Inc., Class A*	(52)	(523)
Inspire Medical Systems, Inc.*	(106)	(4,460)
Insulet Corp.*	(74)	(7,840)
Invacare Corp.	(5)	(73)
iRhythm Technologies, Inc.*	(54)	(5,112)
K2M Group Holdings, Inc.*	(16)	(438)
Lantheus Holdings, Inc.*	(16)	(239)
LHC Group, Inc.*	(115)	(11,844)
Medidata Solutions, Inc.*	(170)	(12,463)
MEDNAX, Inc.*	(3)	(140)
Merit Medical Systems, Inc.*	(148)	(9,095)
National HealthCare Corp.	(8)	(603)
National Research Corp.	(21)	(811)
Natus Medical, Inc.*	(9)	(321)
Neogen Corp.*	(36)	(2,575)
Neuronetics, Inc.*	(9)	(289)
Nevro Corp.*	(218)	(12,426)
OraSure Technologies, Inc.*	(295)	(4,558)
Owens & Minor, Inc.	(524)	(8,656)
Providence Service Corp. (The)*	(9)	(606)
Select Medical Holdings Corp.*	(146)	(2,686)
Senseonics Holdings, Inc.*	(147)	(701)
Sientra, Inc.*	(199)	(4,752)
STAAR Surgical Co.*	(5)	(240)
Surgery Partners, Inc.*	(207)	(3,416)
US Physical Therapy, Inc.	(37)	(4,388)

The accompanying notes are an integral part of the financial statements.

43

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ViewRay, Inc.*	(845)	$(7,909)
Vocera Communications, Inc.*	(15)	(549)
Wright Medical Group NV (Netherlands)*	(141)	(4,092)

		(158,206)

Household & Personal Products — (0.5)%
Avon Products, Inc.*	(205)	(451)
Central Garden & Pet Co., Class A*	(173)	(5,733)
elf Beauty, Inc.*	(187)	(2,381)
Inter Parfums, Inc.	(2)	(129)
WD-40 Co.	(23)	(3,958)

		(12,652)

Materials — (5.7)%
AdvanSix, Inc.*	(37)	(1,256)
American Vanguard Corp.	(44)	(792)
Axalta Coating Systems Ltd. (Bermuda)*	(130)	(3,791)
Boise Cascade Co.	(58)	(2,134)
Cabot Corp.	(194)	(12,168)
Chase Corp.	(12)	(1,442)
Crown Holdings, Inc.*	(210)	(10,080)
Ferro Corp.*	(299)	(6,943)
Forterra, Inc.*	(44)	(328)
GCP Applied Technologies, Inc.*	(298)	(7,912)
Graphic Packaging Holding Co.	(495)	(6,935)
Huntsman Corp.	(244)	(6,644)
Ingevity Corp.*	(10)	(1,019)
Innophos Holdings, Inc.	(53)	(2,353)
Innospec, Inc.	(53)	(4,068)
KapStone Paper and Packaging Corp.	(200)	(6,782)
Koppers Holdings, Inc.*	(104)	(3,240)
Minerals Technologies, Inc.	(82)	(5,543)
Nutrien Ltd. (Canada)	(83)	(4,789)
Olin Corp.	(67)	(1,721)
PH Glatfelter Co.	(154)	(2,943)
PQ Group Holdings, Inc.*	(126)	(2,201)
Quaker Chemical Corp.	(9)	(1,820)
Sensient Technologies Corp.	(136)	(10,405)
Silgan Holdings, Inc.	(284)	(7,895)
Sonoco Products Co.	(8)	(444)
Summit Materials, Inc., Class A*	(276)	(5,018)
Tronox Ltd., Class A (Australia)	(246)	(2,940)
Valvoline, Inc.	(223)	(4,797)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WR Grace & Co.	(170)	$(12,148)

		(140,551)

Media — (1.8)%
Altice USA, Inc., Class A	(143)	(2,594)
Boston Omaha Corp., Class A*	(20)	(598)
Entercom Communications Corp., Class A	(805)	(6,360)
EW Scripps Co. (The), Class A	(149)	(2,458)
Gray Television, Inc.*	(89)	(1,558)
Lions Gate Entertainment Corp., Class B (Canada)	(236)	(5,499)
Live Nation Entertainment, Inc.*	(73)	(3,976)
Madison Square Garden Co. (The), Class A*	(27)	(8,514)
New York Times Co. (The), Class A	(48)	(1,111)
Nexstar Media Group, Inc., Class A	(37)	(3,012)
Sirius XM Holdings, Inc.	(668)	(4,222)
tronc, Inc.*	(79)	(1,290)
WideOpenWest, Inc.*	(268)	(3,004)

		(44,196)

Pharmaceuticals, Biotechnology & Life Sciences — (2.2)%
Accelerate Diagnostics, Inc.*	(140)	(3,213)
Achillion Pharmaceuticals, Inc.*	(55)	(202)
Aclaris Therapeutics, Inc.*	(6)	(87)
Aimmune Therapeutics, Inc.*	(30)	(818)
Alder Biopharmaceuticals, Inc.*	(61)	(1,016)
Apellis Pharmaceuticals, Inc.*	(7)	(124)
Bio-Techne Corp.	(3)	(612)
Cambrex Corp.*	(142)	(9,713)
Charles River Laboratories International, Inc.*	(55)	(7,400)
Codexis, Inc.*	(38)	(652)
Coherus Biosciences, Inc.*	(9)	(148)
Cymabay Therapeutics, Inc.*	(63)	(698)
Dermira, Inc.*	(1)	(11)
Dova Pharmaceuticals, Inc.*	(106)	(2,223)
Epizyme, Inc.*	(113)	(1,198)
Flexion Therapeutics, Inc.*	(118)	(2,208)
Insmed, Inc.*	(83)	(1,678)
Intra-Cellular Therapies, Inc.*	(164)	(3,559)
La Jolla Pharmaceutical Co.*	(58)	(1,168)
Luminex Corp.	(210)	(6,365)
NeoGenomics, Inc.*	(235)	(3,607)
Odonate Therapeutics, Inc.*	(1)	(19)

The accompanying notes are an integral part of the financial statements.

44

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Optinose, Inc.*	(43)	$(534)
Pacific Biosciences of California, Inc.*	(158)	(855)
Portola Pharmaceuticals, Inc.*	(56)	(1,491)
Revance Therapeutics, Inc.*	(72)	(1,789)
Rigel Pharmaceuticals, Inc.*	(490)	(1,573)
Sorrento Therapeutics, Inc.*	(51)	(224)
TG Therapeutics, Inc.*	(192)	(1,075)
Zogenix, Inc.*	(16)	(794)

		(55,054)

Retailing — (4.5)%
1-800-Flowers.com, Inc., Class A*	(111)	(1,310)
Abercrombie & Fitch Co., Class A	(96)	(2,028)
At Home Group, Inc.*	(285)	(8,986)
Big Lots, Inc.	(238)	(9,946)
Boot Barn Holdings, Inc.*	(137)	(3,892)
Camping World Holdings, Inc., Class A	(293)	(6,247)
Children’s Place, Inc. (The)	(15)	(1,917)
Dillard’s, Inc., Class A	(16)	(1,221)
DSW, Inc., Class A	(95)	(3,219)
Express, Inc.*	(131)	(1,449)
Five Below, Inc.*	(50)	(6,503)
Groupon, Inc.*	(32)	(121)
Guess?, Inc.	(325)	(7,345)
Michaels Cos., Inc. (The)*	(653)	(10,598)
Monro, Inc.	(90)	(6,264)
Murphy USA, Inc.*	(18)	(1,538)
National Vision Holdings, Inc.*	(21)	(948)
Overstock.com, Inc.*	(198)	(5,485)
Party City Holdco, Inc.*	(617)	(8,360)
Pool Corp.	(41)	(6,842)
RH*	(55)	(7,206)
Sally Beauty Holdings, Inc.*	(87)	(1,600)
Shutterfly, Inc.*	(9)	(593)
Sleep Number Corp.*	(137)	(5,039)
Williams-Sonoma, Inc.	(27)	(1,774)

		(110,431)

Semiconductors & Semiconductor Equipment — (2.8)%
Ambarella, Inc. (Cayman Islands)*	(284)	(10,985)
Amkor Technology, Inc.*	(243)	(1,796)
Brooks Automation, Inc.	(148)	(5,184)
CEVA, Inc.*	(82)	(2,358)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cree, Inc.*	(54)	$(2,045)
FormFactor, Inc.*	(383)	(5,266)
Inphi Corp.*	(188)	(7,140)
MACOM Technology Solutions Holdings, Inc.*	(32)	(659)
Marvell Technology Group Ltd. (Bermuda)	(556)	(10,731)
Rambus, Inc.*	(511)	(5,575)
Rudolph Technologies, Inc.*	(7)	(171)
Synaptics, Inc.*	(261)	(11,907)
Teradyne, Inc.	(5)	(185)
Veeco Instruments, Inc.*	(131)	(1,343)
Xperi Corp.	(242)	(3,594)

		(68,939)

Software & Services — (8.4)%
2U, Inc.*	(32)	(2,406)
8x8, Inc.*	(379)	(8,054)
ACI Worldwide, Inc.*	(10)	(281)
Avalara, Inc.*	(161)	(5,624)
Black Knight, Inc.*	(65)	(3,377)
BlackBerry Ltd. (Canada)*	(556)	(6,327)
Box, Inc., Class A*	(509)	(12,170)
Carbon Black, Inc.*	(180)	(3,812)
Care.Com, Inc.*	(16)	(354)
Cloudera, Inc.*	(465)	(8,207)
comScore, Inc.*	(113)	(2,060)
ConvergeOne Holdings, Inc.	(3)	(28)
CoreLogic, Inc.*	(17)	(840)
CSG Systems International, Inc.	(139)	(5,579)
DocuSign, Inc.*	(87)	(4,574)
Ellie Mae, Inc.*	(100)	(9,477)
Everbridge, Inc.*	(10)	(576)
Everi Holdings, Inc.*	(234)	(2,146)
FireEye, Inc.*	(785)	(13,345)
First Data Corp., Class A*	(129)	(3,157)
ForeScout Technologies, Inc.*	(21)	(793)
Hortonworks, Inc.*	(32)	(730)
Instructure, Inc.*	(236)	(8,354)
Jack Henry & Associates, Inc.	(16)	(2,561)
Leidos Holdings, Inc.	(53)	(3,665)
MicroStrategy, Inc., Class A*	(40)	(5,625)
MINDBODY, Inc., Class A*	(128)	(5,203)
Model N, Inc.*	(19)	(301)
Nutanix, Inc., Class A*	(94)	(4,016)

The accompanying notes are an integral part of the financial statements.

45

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
OneSpan, Inc.*	(128)	$(2,438)
Pandora Media, Inc.*	(193)	(1,835)
Pivotal Software, Inc., Class A*	(223)	(4,366)
Pluralsight, Inc., Class A*	(25)	(800)
Presidio, Inc.	(27)	(412)
PROS Holdings, Inc.*	(5)	(175)
Science Applications International Corp.	(3)	(242)
SecureWorks Corp., Class A*	(12)	(176)
Smartsheet, Inc., Class A*	(25)	(782)
Snap, Inc., Class A*	(1,094)	(9,277)
Splunk, Inc.*	(26)	(3,144)
SS&C Technologies Holdings, Inc.	(181)	(10,286)
Switch, Inc., Class A	(635)	(6,858)
Tenable Holdings, Inc.*	(164)	(6,376)
Teradata Corp.*	(136)	(5,129)
TiVo Corp.	(557)	(6,935)
Travelport Worldwide Ltd. (Bermuda) .	(573)	(9,666)
TrueCar, Inc.*	(19)	(268)
Worldpay, Inc., Class A*	(41)	(4,152)
Yelp, Inc.*	(161)	(7,921)
Zuora, Inc.*	(3)	(69)
Zynga, Inc., Class A*	(458)	(1,837)

		(206,786)

Technology Hardware & Equipment — (4.6)%
Acacia Communications, Inc.*	(189)	(7,819)
Applied Optoelectronics, Inc.*	(1)	(25)
Arlo Technologies, Inc.*	(108)	(1,567)
Arrow Electronics, Inc.*	(120)	(8,846)
Benchmark Electronics, Inc.	(221)	(5,171)
CalAmp Corp.*	(21)	(503)
CDW Corp.	(3)	(267)
Celestica, Inc. (Canada)*	(223)	(2,415)
Cognex Corp.	(79)	(4,410)
Control4 Corp.*	(39)	(1,339)
Cray, Inc.*	(145)	(3,118)
ePlus, Inc.*	(44)	(4,079)
FARO Technologies, Inc.*	(10)	(644)
Finisar Corp.*	(565)	(10,763)
Fitbit, Inc., Class A*	(941)	(5,034)
Infinera Corp.*	(1,114)	(8,132)
Knowles Corp.*	(306)	(5,086)
Littelfuse, Inc.	(2)	(396)
National Instruments Corp.	(123)	(5,945)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetScout Systems, Inc.*	(418)	$(10,554)
nLight, Inc.*	(110)	(2,443)
Quantenna Communications, Inc.*	(174)	(3,210)
Ribbon Communications, Inc.*	(151)	(1,031)
TTM Technologies, Inc.*	(496)	(7,891)
ViaSat, Inc.*	(178)	(11,383)

		(112,071)

Telecommunication Services — (1.3)%
Boingo Wireless, Inc.*	(19)	(663)
Cincinnati Bell, Inc.*	(194)	(3,094)
Cogent Communications Holdings, Inc.	(5)	(279)
Consolidated Communications Holdings, Inc.	(75)	(978)
Iridium Communications, Inc.*	(75)	(1,688)
ORBCOMM, Inc.*	(368)	(3,996)
Shenandoah Telecommunications Co.	(97)	(3,759)
Sprint Corp.*	(1,943)	(12,707)
T-Mobile US, Inc.*	(41)	(2,877)
Zayo Group Holdings, Inc.*	(65)	(2,257)

		(32,298)

Transportation — (2.9)%
Air Transport Services Group, Inc.*	(239)	(5,131)
Atlas Air Worldwide Holdings, Inc.*	(164)	(10,455)
Canadian National Railway Co. (Canada)	(43)	(3,861)
Canadian Pacific Railway Ltd. (Canada)	(20)	(4,239)
Hawaiian Holdings, Inc.	(173)	(6,937)
Hub Group, Inc., Class A*	(11)	(502)
Kirby Corp.*	(20)	(1,645)
Ryder System, Inc.	(152)	(11,107)
Saia, Inc.*	(92)	(7,033)
SkyWest, Inc.	(62)	(3,652)
Spirit Airlines, Inc.*	(81)	(3,805)
US Xpress Enterprises, Inc.*	(160)	(2,208)
Werner Enterprises, Inc.	(325)	(11,489)

		(72,064)

TOTAL COMMON STOCK (Proceeds $1,795,375)		(1,723,686)

The accompanying notes are an integral part of the financial statements.

46

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Concluded)

September 30, 2018

Value
TOTAL SECURITIES SOLD SHORT - (70.2)%	$(1,723,686)

(Proceeds $1,795,375)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	$18,090

NET ASSETS - 100.0%	$2,453,996

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(See	Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

47

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 140.1%
COMMON STOCKS — 140.1%
Automobiles & Components — 0.8%
Adient PLC (Ireland)(a)	54	$2,123
Aptiv PLC (Jersey)†	5	419
BorgWarner, Inc.	3	128
Dana, Inc.	204	3,809
Delphi Technologies PLC (Jersey)	56	1,756
Fiat Chrysler Automobiles NV (Netherlands)†*	108	1,891
Ford Motor Co.	50	462
General Motors Co.†	25	842
Gentex Corp.	100	2,146
Goodyear Tire & Rubber Co. (The)	5	117
Harley-Davidson, Inc.(a)	3	136
Tenneco, Inc., Class A	129	5,436
Thor Industries, Inc.(a)	78	6,529
Visteon Corp.(a) *	3	279

		26,073

Banks — 0.8%
Bank of America Corp.†	176	5,185
BB&T Corp.	14	680
Citigroup, Inc.†	44	3,157
Citizens Financial Group, Inc.	8	309
Comerica, Inc.	2	180
Fifth Third Bancorp	9	251
Huntington Bancshares, Inc.†	18	269
JPMorgan Chase & Co.†	62	6,996
KeyCorp.	14	278
M&T Bank Corp.	1	165
People’s United Financial, Inc.(a)	5	86
PNC Financial Services Group, Inc. (The)	8	1,090
Regions Financial Corp.	14	257
SunTrust Banks, Inc.	9	601
SVB Financial Group*	1	311
US Bancorp†	28	1,479
Wells Fargo & Co.†	84	4,415
Zions Bancorp NA(a)	4	201

		25,910

Capital Goods — 16.4%
3M Co.†	65	13,696
Actuant Corp., Class A(a)	148	4,129
AECOM*	151	4,932
Aerovironment, Inc.(a) *	4	449
Allegion PLC (Ireland)(a)	2	181

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Allison Transmission Holdings, Inc.†	121	$6,293
Altra Industrial Motion Corp.(a)	115	4,750
American Railcar Industries, Inc.	31	1,429
AMETEK, Inc.†	5	396
AO Smith Corp.	2	107
Apogee Enterprises, Inc.(a)	10	413
Applied Industrial Technologies, Inc.	106	8,294
Arconic, Inc.	8	176
Argan, Inc.	21	903
Armstrong World Industries, Inc.*	87	6,055
Atkore International Group, Inc.*	342	9,073
AZZ, Inc.	90	4,545
Boeing Co. (The)†	247	91,859
Briggs & Stratton Corp.	226	4,346
Caterpillar, Inc.†	11	1,677
Colfax Corp.(a) *	112	4,039
Columbus McKinnon Corp.	83	3,282
Comfort Systems USA, Inc.	106	5,978
Continental Building Products, Inc.*	139	5,219
Cubic Corp.	9	657
Cummins, Inc.†	3	438
Deere & Co.	6	902
Donaldson Co., Inc.(a)	76	4,428
Dover Corp.	76	6,728
Eaton Corp. PLC (Ireland)	7	607
Emerson Electric Co.†	311	23,816
EnPro Industries, Inc.	107	7,804
Esterline Technologies Corp.*	9	819
Fastenal Co.(a)	6	348
Federal Signal Corp.	107	2,865
Flowserve Corp.(a)	2	109
Fluor Corp.	2	116
Fortive Corp.(a)	45	3,789
Fortune Brands Home & Security, Inc.	3	157
Gardner Denver Holdings, Inc.*	106	3,004
General Dynamics Corp.	6	1,228
General Electric Co.	108	1,219
Global Brass & Copper Holdings, Inc.	82	3,026
GrafTech International Ltd.	244	4,760
Harris Corp.†	59	9,983
HD Supply Holdings, Inc.*	102	4,365
Hexcel Corp.	73	4,895
Hillenbrand, Inc.	146	7,636
Honeywell International, Inc.†	368	61,235

The accompanying notes are an integral part of the financial statements.

48

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Huntington Ingalls Industries, Inc.	2	$512
Illinois Tool Works, Inc.†	41	5,786
Ingersoll-Rand PLC (Ireland)	5	512
Insteel Industries, Inc.	13	466
ITT, Inc.	62	3,798
Jacobs Engineering Group, Inc.	70	5,355
Johnson Controls International PLC (Ireland)†	16	560
Kadant, Inc.	24	2,588
Kaman Corp.	86	5,743
KBR, Inc.	44	930
Kennametal, Inc.	153	6,665
KLX, Inc.*	73	4,583
L3 Technologies, Inc.	2	425
Lincoln Electric Holdings, Inc.	29	2,710
Lockheed Martin Corp.	5	1,730
Masco Corp.	5	183
Masonite International Corp. (Canada)*	2	128
Meritor, Inc.*	285	5,518
Milacron Holdings Corp.*	21	425
MSC Industrial Direct Co., Inc., Class A	37	3,260
National Presto Industries, Inc.(a)	39	5,056
NCI Building Systems, Inc.*	27	409
Nexeo Solutions, Inc.*	172	2,107
Northrop Grumman Corp.	3	952
NV5 Global, Inc.*	19	1,647
nVent Electric PLC (Ireland)	31	842
Oshkosh Corp.	87	6,198
PACCAR, Inc.	6	409
Parker-Hannifin Corp.†	66	12,139
Pentair PLC (Ireland)†	3	130
PGT Innovations, Inc.*	120	2,592
Quanex Building Products Corp.	89	1,620
Quanta Services, Inc.*	2	67
Raytheon Co.†	6	1,240
Regal Beloit Corp.	21	1,731
Rockwell Automation, Inc.	3	563
Rockwell Collins, Inc.	3	421
Roper Technologies, Inc.	2	592
Simpson Manufacturing Co., Inc.(a)	10	725
Snap-on, Inc.(a)	29	5,324

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Spirit AeroSystems Holdings, Inc.,
Class A	29	$2,658
Standex International Corp.	25	2,606
Stanley Black & Decker, Inc.	3	439
Systemax, Inc.(a)	13	428
Textron, Inc.	5	357
Toro Co. (The)	55	3,298
TransDigm Group, Inc.*	2	745
TriMas Corp.*	71	2,158
United Rentals, Inc.*	15	2,454
United Technologies Corp.	394	55,085
Valmont Industries, Inc.(a)	46	6,371
Wabash National Corp.(a)	315	5,742
WABCO Holdings, Inc.*	13	1,533
WESCO International, Inc.*	57	3,503
WW Grainger, Inc.†(a)	30	10,722
Xylem, Inc.	4	319

		532,214

Commercial & Professional Services — 2.5%
ABM Industries, Inc.(a)	162	5,224
Brink’s Co. (The)(a)	18	1,256
CBIZ, Inc.*	191	4,527
Cintas Corp.	2	396
Copart, Inc.*	7	361
Covanta Holding Corp.(a)	118	1,918
Deluxe Corp.(a)	74	4,214
Dun & Bradstreet Corp. (The)	22	3,135
Equifax, Inc.	1	131
Heidrick & Struggles International, Inc.	2	68
IHS Markit Ltd. (Bermuda)*	4	216
KAR Auction Services, Inc.	82	4,895
Kelly Services, Inc., Class A	6	144
Kforce, Inc.	40	1,504
Kimball International, Inc., Class B	6	100
ManpowerGroup, Inc.	64	5,501
Matthews International Corp., Class A(a)	81	4,062
Navigant Consulting, Inc.	189	4,358
Nielsen Holdings PLC (United Kingdom)(a)	6	166
Pitney Bowes, Inc.	464	3,285
Republic Services, Inc.	5	363

The accompanying notes are an integral part of the financial statements.

49

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Ritchie Bros Auctioneers, Inc. (Canada)	94	$3,396
Robert Half International, Inc.	61	4,293
SP Plus Corp.*	61	2,226
Tetra Tech, Inc.	120	8,196
Verisk Analytics, Inc.*	2	241
Waste Management, Inc.†	189	17,078

		81,254

Consumer Durables & Apparel — 1.9%
Acushnet Holdings Corp.(a)	28	768
American Outdoor Brands Corp.*	288	4,473
Carter’s, Inc.(a)	34	3,352
Cavco Industries, Inc.*	24	6,072
DR Horton, Inc.	6	253
Fossil Group, Inc.(a)*	140	3,259
Garmin Ltd. (Switzerland)	94	6,585
G-III Apparel Group Ltd.(a)*	35	1,687
Hanesbrands, Inc.(a)	6	111
Hasbro, Inc.(a)	3	315
Helen of Troy Ltd. (Bermuda)*	29	3,796
Johnson Outdoors, Inc., Class A	18	1,674
La-Z-Boy, Inc.	31	980
Leggett & Platt, Inc.(a)	2	88
Lennar Corp., Class A†	40	1,868
Mattel, Inc.(a)*	5	78
Michael Kors Holdings Ltd. (British Virgin Islands)†*	3	206
Mohawk Industries, Inc*	1	175
Movado Group, Inc.(a)	18	754
Newell Brands, Inc.(a)	8	162
NIKE, Inc., Class B	20	1,694
Oxford Industries, Inc.	34	3,067
PulteGroup, Inc.(a)	5	124
PVH Corp.	2	289
Ralph Lauren Corp.	3	413
Roku, Inc.(a)*	102	7,449
Skechers U.S.A., Inc., Class A(a)*	210	5,865
Tapestry, Inc.	6	302
Under Armour, Inc., Class C(a)*	7	136
VF Corp.	8	748
Vista Outdoor, Inc.*	28	501
Whirlpool Corp.	31	3,681

		60,925

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 2.3%
Adtalem Global Education, Inc.(a) *	17	$819
BJ’s Restaurants, Inc.(a)	62	4,476
Bojangles’, Inc.(a)*	96	1,507
Brinker International, Inc.	59	2,757
Career Education Corp.*	68	1,015
Carnival Corp. (Panama)†	13	829
Chipotle Mexican Grill, Inc.*	1	455
Churchill Downs, Inc.	5	1,388
Darden Restaurants, Inc.	3	334
Denny’s Corp.*	180	2,650
Eldorado Resorts, Inc.(a) *	41	1,993
Graham Holdings Co., Class B	11	6,372
H&R Block, Inc.†(a)	25	644
Hilton Worldwide Holdings, Inc.†	6	485
Hyatt Hotels Corp., Class A†	92	7,322
Jack in the Box, Inc.	41	3,437
K12, Inc.*	149	2,637
Las Vegas Sands Corp.	4	237
Laureate Education, Inc., Class A*	283	4,370
Marriott International, Inc., Class A	7	924
McDonald’s Corp.†	15	2,509
MGM Resorts International	7	195
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2	115
Papa John’s International, Inc.(a)	122	6,256
Regis Corp.*	17	347
Restaurant Brands International, Inc. (Canada)	27	1,601
Royal Caribbean Cruises Ltd. (Liberia)	4	520
Ruth’s Hospitality Group, Inc.	53	1,672
Starbucks Corp.	17	966
Stars Group, Inc. (The) (Canada)†*	200	4,980
Vail Resorts, Inc.	22	6,037
Weight Watchers International, Inc.(a)*	57	4,103
Wyndham Hotels & Resorts, Inc.	1	56
Wynn Resorts Ltd.	1	127
Yum! Brands, Inc.†	7	636

		74,771

Diversified Financials — 4.6%
Affiliated Managers Group, Inc.	16	2,188
American Express Co.	14	1,491
Ameriprise Financial, Inc.	1	148

The accompanying notes are an integral part of the financial statements.

50

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)†	17	$867
Berkshire Hathaway, Inc., Class B†*	219	46,890
BlackRock, Inc.†	54	25,452
Capital One Financial Corp.	9	854
Cboe Global Markets, Inc.	3	288
Charles Schwab Corp. (The)†	23	1,130
CME Group, Inc.†	7	1,191
Discover Financial Services	7	535
E*TRADE Financial Corp.*	5	262
Franklin Resources, Inc.†	10	304
Goldman Sachs Group, Inc. (The)	6	1,345
Intercontinental Exchange, Inc.†	11	824
Invesco Ltd. (Bermuda)†	8	183
Jefferies Financial Group, Inc.	6	132
Moody’s Corp.†	96	16,051
Morgan Stanley†	31	1,444
MSCI, Inc.	1	177
Nasdaq, Inc.†	83	7,121
Northern Trust Corp.	3	306
Raymond James Financial, Inc.	3	276
S&P Global, Inc.†	125	24,424
State Street Corp.	7	586
Synchrony Financial†	13	404
T Rowe Price Group, Inc.†	124	13,538

		148,411

Energy — 8.6%
Anadarko Petroleum Corp.	6	404
Andeavor	3	460
Apache Corp.(a)	6	286
Archrock, Inc.	1	12
Cabot Oil & Gas Corp.	8	180
Cameco Corp. (Canada)†	24	274
Cenovus Energy, Inc. (Canada)	37	371
Chevron Corp.†	289	35,339
Cimarex Energy Co.(a)	1	93
Concho Resources, Inc.*	1	153
ConocoPhillips†	607	46,982
CONSOL Energy, Inc.*	64	2,612
CVR Energy, Inc.	226	9,090
Devon Energy Corp.	45	1,797
Enbridge, Inc. (Canada)	86	2,777
EOG Resources, Inc.	7	893
EQT Corp.	3	133

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.†	606	$51,522
FTS International, Inc.*	127	1,497
Halliburton Co.	15	608
Helix Energy Solutions Group, Inc.*	103	1,018
Helmerich & Payne, Inc.	1	69
Hess Corp.†	132	9,449
HollyFrontier Corp.	88	6,151
Imperial Oil Ltd. (Canada)	138	4,467
Keane Group, Inc.*	38	470
Kinder Morgan, Inc.	28	496
Mammoth Energy Services, Inc.†	161	4,685
Marathon Oil Corp.†	423	9,847
Marathon Petroleum Corp.	9	720
Matrix Service Co.*	152	3,747
McDermott International, Inc. (Panama)(a)*	112	2,064
Nabors Industries Ltd. (Bermuda)(a)	618	3,807
National Oilwell Varco, Inc.	7	302
NCS Multistage Holdings, Inc.(a)*	67	1,106
Newfield Exploration Co.*	3	86
Noble Corp. PLC (United Kingdom)(a)*	963	6,770
Noble Energy, Inc.†(a)	9	281
Occidental Petroleum Corp.	15	1,233
Oil States International, Inc.*	2	66
ONEOK, Inc.	7	475
Pembina Pipeline Corp. (Canada)	62	2,107
Phillips 66†	249	28,067
Pioneer Natural Resources Co.	2	348
Precision Drilling Corp. (Canada)*	1,361	4,709
ProPetro Holding Corp.(a)*	54	890
Renewable Energy Group, Inc.†*	357	10,282
RPC, Inc.†	455	7,043
Schlumberger Ltd. (Curacao)†	24	1,462
SEACOR Holdings, Inc.(a)*	12	593
TechnipFMC PLC (United Kingdom)	8	250
Tidewater, Inc.(a)*	160	4,990
TransCanada Corp. (Canada)	1	40
Valero Energy Corp.†	8	910
Weatherford International PLC (Ireland)(a)*	1,194	3,236
Williams Cos., Inc. (The)	11	299

		278,018

The accompanying notes are an integral part of the financial statements.

51

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 4.7%
BJ’s Wholesale Club Holdings, Inc.*	83	$2,223
Costco Wholesale Corp.	5	1,174
Kroger Co. (The)†	439	12,779
SpartanNash Co.	56	1,123
SUPERVALU, Inc.(a)*	121	3,899
Sysco Corp.†	258	18,898
US Foods Holding Corp.*	72	2,219
Walgreens Boots Alliance, Inc.†	20	1,458
Walmart, Inc.†	1,107	103,958
Weis Markets, Inc.(a)	84	3,646

		151,377

Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.†	724	43,664
Archer-Daniels-Midland Co.†	280	14,076
B&G Foods, Inc.(a)	59	1,620
Brown-Forman Corp., Class B	6	303
Campbell Soup Co.(a)	5	183
Coca-Cola Co. (The)†	74	3,418
Conagra Brands, Inc.	8	272
Constellation Brands, Inc., Class A	2	431
Dean Foods Co.(a)	202	1,434
Flowers Foods, Inc.	159	2,967
Fresh Del Monte Produce, Inc. (Cayman Islands)	12	407
General Mills, Inc.†	11	472
Hain Celestial Group, Inc. (The)(a)*	318	8,624
Hershey Co. (The)†	4	408
Hormel Foods Corp.(a)	9	355
Hostess Brands, Inc.*	41	454
Ingredion, Inc.†	36	3,779
JM Smucker Co. (The)(a)	3	308
Kellogg Co.	5	350
Kraft Heinz Co. (The)†	206	11,353
Lamb Weston Holdings, Inc.	5	333
Lancaster Colony Corp.	1	149
McCormick & Co., Inc., non-voting shares(a)	2	264
Molson Coors Brewing Co., Class B	3	184
Mondelez International, Inc., Class A .	19	816
Monster Beverage Corp.*	10	583
National Beverage Corp.(a)*	11	1,283
PepsiCo, Inc.†	311	34,770
Philip Morris International, Inc.†	770	62,786

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Pilgrim’s Pride Corp.*	532	$9,624
Pinnacle Foods, Inc.	2	130
Post Holdings, Inc.*	28	2,745
TreeHouse Foods, Inc.*	31	1,483
Tyson Foods, Inc., Class A†	7	417
Vector Group Ltd.(a)	148	2,039

		212,484

Health Care Equipment & Services — 13.1%
Abbott Laboratories†	31	2,274
ABIOMED, Inc.*	2	900
Acadia Healthcare Co., Inc.(a)*	34	1,197
Aetna, Inc.†	163	33,065
Align Technology, Inc.*	1	391
Allscripts Healthcare Solutions, Inc.*	555	7,909
Amedisys, Inc.*	11	1,375
AmerisourceBergen Corp.	4	369
AMN Healthcare Services, Inc.(a)*	91	4,978
AngioDynamics, Inc.*	90	1,957
Anthem, Inc.†	126	34,530
Avanos Medical, Inc.*	115	7,878
Baxter International, Inc.	7	540
Becton Dickinson and Co.	3	783
Boston Scientific Corp.*	18	693
Cantel Medical Corp.	15	1,381
Cardinal Health, Inc.	155	8,370
Cardiovascular Systems, Inc.*	29	1,135
Centene Corp.†*	75	10,858
Cerner Corp.*	4	258
Chemed Corp.	15	4,794
Cigna Corp.†	126	26,240
CONMED Corp.	103	8,160
Cooper Cos., Inc. (The)	2	554
CryoLife, Inc.(a)*	55	1,936
CVS Health Corp.†	30	2,362
Danaher Corp.†	86	9,345
DaVita, Inc.*	4	287
DENTSPLY SIRONA, Inc.	3	113
Edwards Lifesciences Corp.*	2	348
Encompass Health Corp.	41	3,196
Envision Healthcare Corp.*	61	2,790
Express Scripts Holding Co.*	10	950
Globus Medical, Inc., Class A*	28	1,589
Haemonetics Corp.*	2	229

The accompanying notes are an integral part of the financial statements.

52

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.†	138	$19,199
HealthStream, Inc.	112	3,473
Henry Schein, Inc.(a)*	1	85
Hill-Rom Holdings, Inc.†	77	7,269
HMS Holdings Corp.*	169	5,545
Hologic, Inc.*	3	123
Humana, Inc.†	69	23,358
IDEXX Laboratories, Inc.*	1	250
Integer Holdings Corp.*	70	5,806
Integra LifeSciences Holdings Corp.*	35	2,305
Intuitive Surgical, Inc.*	1	574
Laboratory Corp. of America Holdings†*	52	9,031
LeMaitre Vascular, Inc.(a)	2	77
Masimo Corp.*	38	4,733
McKesson Corp.	3	398
Medtronic PLC (Ireland)†	669	65,810
Meridian Bioscience, Inc.	26	387
NextGen Healthcare, Inc.*	59	1,185
NuVasive, Inc.*	15	1,065
NxStage Medical, Inc.*	137	3,821
Omnicell, Inc.(a)*	33	2,373
Patterson Cos., Inc.(a)	269	6,577
PetIQ, Inc.*	22	865
Quest Diagnostics, Inc.	3	324
Quidel Corp.*	85	5,539
ResMed, Inc.	1	115
STERIS PLC (United Kingdom)†	72	8,237
Stryker Corp.	4	711
Tabula Rasa HealthCare, Inc.(a)*	6	487
Teleflex, Inc.	12	3,193
Tenet Healthcare Corp.(a)*	15	427
Tivity Health, Inc.(a)*	117	3,762
UnitedHealth Group, Inc.†	155	41,236
Universal Health Services, Inc., Class B	2	256
Varex Imaging Corp.(a)*	59	1,691
Varian Medical Systems, Inc.*	2	224
WellCare Health Plans, Inc.*	23	7,371
West Pharmaceutical Services, Inc.	34	4,198
Zimmer Biomet Holdings, Inc.	4	526

		426,340

Household & Personal Products — 3.9%
Church & Dwight Co., Inc.(a)	53	3,147

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	4	$602
Colgate-Palmolive Co.†	433	28,989
Coty, Inc., Class A(a)	10	126
Edgewell Personal Care Co.(a)*	30	1,387
Energizer Holdings, Inc.(a)	133	7,800
Estee Lauder Cos., Inc. (The), Class A†	7	1,017
Kimberly-Clark Corp.†	149	16,932
Procter & Gamble Co. (The)†	815	67,832

		127,832

Insurance — 0.9%
Aflac, Inc.	10	471
Allstate Corp. (The)	6	592
American International Group, Inc.	12	639
Aon PLC (United Kingdom)	5	769
Arthur J Gallagher & Co.	91	6,774
Assurant, Inc.	1	108
Brighthouse Financial, Inc.*	3	133
Chubb Ltd. (Switzerland)	5	668
Cincinnati Financial Corp.	2	154
Everest Re Group Ltd. (Bermuda)	2	457
Hartford Financial Services Group, Inc. (The)	5	250
Lincoln National Corp.	2	135
Loews Corp.	5	251
Marsh & McLennan Cos., Inc.	9	744
MetLife, Inc.	13	607
Principal Financial Group, Inc.	5	293
Progressive Corp. (The)†	189	13,427
Prudential Financial, Inc.	5	507
Torchmark Corp.	2	173
Travelers Cos., Inc. (The)	5	649
Unum Group	3	117
Willis Towers Watson PLC (Ireland)	1	141

		28,059

Materials — 4.6%
A. Schulman, Inc. CVR(b)*	141	282
Air Products & Chemicals, Inc.	4	668
Albemarle Corp.(a)	1	100
AptarGroup, Inc.	32	3,448
Ashland Global Holdings, Inc.	15	1,258
Avery Dennison Corp.	10	1,084
Balchem Corp.	3	336

The accompanying notes are an integral part of the financial statements.

53

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.(a)	6	$264
Bemis Co., Inc.	139	6,755
Celanese Corp.†	82	9,348
CF Industries Holdings, Inc.	5	272
Chemours Co. (The)	32	1,262
Domtar Corp.	167	8,712
DowDuPont, Inc.	43	2,765
Eagle Materials, Inc.	61	5,200
Eastman Chemical Co.	3	287
Ecolab, Inc.	6	941
FMC Corp.	67	5,841
Freeport-McMoRan, Inc.†	179	2,492
FutureFuel Corp.	49	908
Greif, Inc., Class A	93	4,990
HB Fuller Co.(a)	30	1,550
International Flavors & Fragrances, Inc.(a)	2	278
International Paper Co.†	8	393
KMG Chemicals, Inc.	22	1,662
Kraton Corp.†*	20	943
Kronos Worldwide, Inc.	64	1,040
Louisiana-Pacific Corp.	250	6,622
LyondellBasell Industries NV, Class A (Netherlands)†	200	20,502
Martin Marietta Materials, Inc.(a)	1	182
Methanex Corp. (Canada)†	62	4,904
Mosaic Co. (The)	5	162
Myers Industries, Inc.	7	163
Neenah Paper, Inc.(a)	4	345
NewMarket Corp.(a)	8	3,244
Newmont Mining Corp.†	9	272
Norbord, Inc. (Canada)	53	1,758
Nucor Corp.	6	381
Owens-Illinois, Inc.*	4	75
Packaging Corp. of America	2	219
PolyOne Corp.	64	2,798
PPG Industries, Inc.	5	546
Praxair, Inc.†	6	964
Rayonier Advanced Materials, Inc.(a)	326	6,008
RPM International, Inc.	127	8,247
Schweitzer-Mauduit International, Inc.	37	1,417
Scotts Miracle-Gro Co. (The)(a)	81	6,377
Sealed Air Corp.	52	2,088
Sherwin-Williams Co. (The)	2	910

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Stepan Co.	5	$435
Tredegar Corp.	96	2,078
US Concrete, Inc.*	49	2,247
Verso Corp., Class A†*	155	5,219
Vulcan Materials Co.	1	111
Westlake Chemical Corp.	26	2,161
WestRock Co.	124	6,627

		150,141

Media — 5.1%
AMC Entertainment Holdings, Inc.,
Class A	227	4,654
CBS Corp., Class B, non-voting shares	6	345
Charter Communications, Inc., Class A*	2	652
Cinemark Holdings, Inc.†(a)	230	9,246
Comcast Corp., Class A†	84	2,974
Discovery, Inc., Class A†*	13	416
DISH Network Corp., Class A*	157	5,614
Emerald Expositions Events, Inc.	2	33
Gannett Co., Inc.(a)	246	2,462
Interpublic Group of Cos., Inc. (The)	193	4,414
Loral Space & Communications, Inc.*	12	545
Marcus Corp. (The)	81	3,406
MSG Networks, Inc., Class A*	125	3,225
New Media Investment Group, Inc.	197	3,091
News Corp., Class A†	289	3,812
Omnicom Group, Inc.	4	272
Scholastic Corp.	49	2,288
Shaw Communications, Inc., Class B (Canada)	103	2,007
Sinclair Broadcast Group, Inc., Class A	166	4,706
Tribune Media Co., Class A	56	2,152
Twenty-First Century Fox, Inc., Class A†	918	42,531
Viacom, Inc., Class B	7	236
Walt Disney Co. (The)†	563	65,837

		164,918

Pharmaceuticals, Biotechnology & Life Sciences — 6.7%
AbbVie, Inc.†	146	13,809
Agilent Technologies, Inc.	3	212
Alexion Pharmaceuticals, Inc.*	2	278

The accompanying notes are an integral part of the financial statements.

54

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Allergan PLC (Ireland)	4	$762
Amgen, Inc.†	61	12,645
Biogen, Inc.†*	6	2,120
Bio-Rad Laboratories, Inc., Class A*	7	2,191
Bristol-Myers Squibb Co.†	29	1,800
Bruker Corp.†	171	5,720
Catalent, Inc.*	15	683
Celgene Corp.†*	331	29,621
Corcept Therapeutics, Inc.(a)*	57	799
Eli Lilly & Co.†	19	2,039
Enanta Pharmaceuticals, Inc.*	12	1,026
Exelixis, Inc.*	40	709
Genomic Health, Inc.*	2	140
Gilead Sciences, Inc.†	82	6,331
Illumina, Inc.*	1	367
Incyte Corp.*	2	138
Innoviva, Inc.(a)*	41	625
IQVIA Holdings, Inc.*	2	259
Jazz Pharmaceuticals PLC (Ireland)*	22	3,699
Johnson & Johnson†	615	84,975
Ligand Pharmaceuticals, Inc.(a)*	7	1,921
Loxo Oncology, Inc.(a)*	1	171
Mallinckrodt PLC (Ireland)*	6	176
Medpace Holdings, Inc.*	19	1,138
Merck & Co., Inc.†	50	3,547
Mettler-Toledo International, Inc.*	1	609
Mylan NV (Netherlands)*	9	329
Nektar Therapeutics(a)*	84	5,121
Neurocrine Biosciences, Inc.(a)*	13	1,598
PerkinElmer, Inc.(a)	1	97
Perrigo Co. PLC (Ireland)(a)	1	71
Pfizer, Inc.†	129	5,685
Phibro Animal Health Corp., Class A	15	644
PRA Health Sciences, Inc.†*	86	9,476
Prestige Consumer Healthcare, Inc.(a)*	13	493
QIAGEN NV (Netherlands)*	246	9,318
Regeneron Pharmaceuticals, Inc.*	3	1,212
REGENXBIO, Inc.*	26	1,963
Repligen Corp.(a) *	4	222
Sarepta Therapeutics, Inc.(a)*	8	1,292
Seattle Genetics, Inc.*	2	154
Thermo Fisher Scientific, Inc.	4	976

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.*	3	$578
Waters Corp.*	2	389
Zoetis, Inc.†	9	824

		218,952

Real Estate — 0.3%
Alexandria Real Estate Equities, Inc., REIT	2	252
American Tower Corp., REIT	5	726
Apartment Investment & Management Co., Class A, REIT	2	88
AvalonBay Communities, Inc., REIT	3	543
Boston Properties, Inc., REIT	1	123
CBRE Group, Inc., Class A*	7	309
Crown Castle International Corp., REIT	5	557
Digital Realty Trust, Inc., REIT	4	450
Duke Realty Corp., REIT	5	142
Equinix, Inc., REIT	1	433
Equity Residential, REIT	5	331
Essex Property Trust, Inc., REIT	2	493
Extra Space Storage, Inc., REIT	3	260
Federal Realty Investment Trust, REIT	1	126
HCP, Inc., REIT	6	158
Host Hotels & Resorts, Inc., REIT	13	274
Iron Mountain, Inc., REIT(a)	4	138
Kimco Realty Corp., REIT	7	117
Macerich Co. (The), REIT	3	166
Mid-America Apartment Communities, Inc., REIT	2	200
Prologis, Inc., REIT	6	407
Public Storage, REIT	2	403
Realty Income Corp., REIT(a)	5	284
Regency Centers Corp., REIT	3	194
SBA Communications Corp., REIT*	1	161
Simon Property Group, Inc., REIT	6	1,060
SL Green Realty Corp., REIT	2	195
UDR, Inc., REIT	4	162
Ventas, Inc., REIT	5	272
Vornado Realty Trust, REIT	2	146
Welltower, Inc., REIT	5	322
Weyerhaeuser Co., REIT†	13	420

		9,912

The accompanying notes are an integral part of the financial statements.

55

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 14.1%
Aaron’s, Inc.	80	$4,357
Advance Auto Parts, Inc.†	38	6,397
Amazon.com, Inc.†*	56	112,168
American Eagle Outfitters, Inc.	198	4,916
Asbury Automotive Group, Inc.(a)*	102	7,012
Ascena Retail Group, Inc.*	365	1,668
AutoNation, Inc.*	27	1,122
AutoZone, Inc.*	2	1,551
Best Buy Co., Inc.	8	635
Booking Holdings, Inc.†*	24	47,616
Buckle, Inc. (The)(a)	4	92
CarMax, Inc.(a)*	3	224
Chico’s FAS, Inc.(a)	175	1,517
Core-Mark Holding Co., Inc.	217	7,369
Dick’s Sporting Goods, Inc.(a)	68	2,413
Dollar General Corp.†	132	14,428
Dollar Tree, Inc.*	5	408
Duluth Holdings, Inc., Class B*	3	94
Expedia Group, Inc.	3	391
Foot Locker, Inc.	57	2,906
Gap, Inc. (The)†	7	202
Genesco, Inc.(a)*	58	2,732
Genuine Parts Co.	73	7,256
Group 1 Automotive, Inc.	3	195
Groupon, Inc.*	227	856
Home Depot, Inc. (The)†	467	96,739
Kohl’s Corp.	86	6,411
L Brands, Inc.(a)	5	152
Lithia Motors, Inc., Class A(a)	62	5,063
LKQ Corp.*	4	127
Lowe’s Cos., Inc.†	402	46,158
Macy’s, Inc.(a)	6	208
Netflix, Inc.*	5	1,871
Nordstrom, Inc.(a)	4	239
Nutrisystem, Inc.(a)	183	6,780
Office Depot, Inc.	644	2,067
Ollie’s Bargain Outlet Holdings, Inc.(a)*	25	2,402
O’Reilly Automotive, Inc.†*	2	695
Penske Automotive Group, Inc.	18	853
PetMed Express, Inc.(a)	150	4,952
Qurate Retail, Inc.*	428	9,506
Ross Stores, Inc.†	47	4,658
Signet Jewelers Ltd. (Bermuda)(a)	131	8,637

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Sonic Automotive, Inc., Class A(a)	8	$155
Tailored Brands, Inc.	111	2,796
Target Corp.†	15	1,323
Tiffany & Co.	38	4,901
TJX Cos., Inc. (The)†	159	17,811
Tractor Supply Co.	3	273
TripAdvisor, Inc.*	1	51
Ulta Beauty, Inc.*	2	564
Urban Outfitters, Inc.*	71	2,904

		456,821

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc.*	50	2,582
Advanced Micro Devices, Inc.(a)*	18	556
Analog Devices, Inc.	7	647
Applied Materials, Inc.†	18	696
Axcelis Technologies, Inc.*	41	806
Broadcom, Inc.	7	1,727
Cabot Microelectronics Corp.	44	4,539
Cirrus Logic, Inc.*	71	2,741
Diodes, Inc.*	51	1,698
Integrated Device Technology, Inc.*	15	705
Intel Corp.†	85	4,020
KLA-Tencor Corp.	4	407
Lam Research Corp.†	4	607
Lattice Semiconductor Corp.*	560	4,480
Maxim Integrated Products, Inc.	161	9,079
MaxLinear, Inc.(a)*	128	2,545
Microchip Technology, Inc.(a)	5	395
Micron Technology, Inc.†*	643	29,083
MKS Instruments, Inc.	32	2,565
Monolithic Power Systems, Inc.	9	1,130
Nanometrics, Inc.†*	185	6,941
NVIDIA Corp.	7	1,967
ON Semiconductor Corp.*	208	3,833
Photronics, Inc.*	163	1,606
Qorvo, Inc.*	3	231
QUALCOMM, Inc.†	26	1,873
Semtech Corp.*	2	111
Skyworks Solutions, Inc.	3	272
SMART Global Holdings, Inc. (Cayman Islands)*	25	718
Texas Instruments, Inc.†	19	2,039
Versum Materials, Inc.	14	504

The accompanying notes are an integral part of the financial statements.

56

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xcerra Corp.†*	398	$5,679
Xilinx, Inc.	3	241

		97,023

Software & Services — 18.6%
Accenture PLC, Class A (Ireland)†	318	54,124
Activision Blizzard, Inc.	9	749
Adobe, Inc.*	6	1,620
Akamai Technologies, Inc.*	3	219
Alliance Data Systems Corp.	28	6,612
Alphabet, Inc., Class A†*	79	95,359
ANGI Homeservices, Inc., Class A*	245	5,753
ANSYS, Inc.*	1	187
Appfolio, Inc., Class A(a)*	48	3,763
Aspen Technology, Inc.*	36	4,101
Autodesk, Inc.*	2	312
Automatic Data Processing, Inc.†	219	32,995
Avaya Holdings Corp.*	56	1,240
Bandwidth, Inc.*	17	911
Bottomline Technologies DE, Inc.*	13	945
Broadridge Financial Solutions, Inc.	58	7,653
CA, Inc.†	205	9,051
Cadence Design Systems, Inc.*	3	136
Cars.com, Inc.(a)*	158	4,362
CDK Global, Inc.	94	5,881
CGI Group, Inc., Class A (Canada)*	73	4,707
Cision Ltd. (Cayman Islands)*	372	6,250
Citrix Systems, Inc.*	4	445
Cognizant Technology Solutions Corp., Class A†	71	5,478
CommVault Systems, Inc.*	63	4,410
Conduent, Inc.(a)*	225	5,067
Convergys Corp.	24	570
Cornerstone OnDemand, Inc.*	6	340
Descartes Systems Group, Inc. (The) (Canada)*	62	2,102
DXC Technology Co.†	142	13,280
eBay, Inc.†*	177	5,845
Electronic Arts, Inc.*	6	723
Endurance International Group Holdings, Inc.*	414	3,643
Etsy, Inc.†*	185	9,505
Facebook, Inc., Class A†*	315	51,805

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fair Isaac Corp.*	26	$5,942
Fidelity National Information Services, Inc.	5	545
Fiserv, Inc.*	6	494
Five9, Inc.*	1	44
FleetCor Technologies, Inc.*	1	228
Fortinet, Inc.†*	104	9,596
Gartner, Inc.(a)*	1	158
Global Payments, Inc.	1	127
Globant SA (Luxembourg)*	23	1,357
GoDaddy, Inc., Class A*	86	7,172
GrubHub, Inc.(a)*	9	1,248
Guidewire Software, Inc.*	16	1,616
IAC/InterActiveCorp.*	29	6,285
Imperva, Inc.*	10	464
International Business Machines Corp.†	17	2,571
Intuit, Inc.†	128	29,107
j2 Global, Inc.(a)	25	2,071
LogMeIn, Inc.	40	3,564
Mastercard, Inc., Class A†	19	4,230
MAXIMUS, Inc.	6	390
Microsoft Corp.†	351	40,144
Monotype Imaging Holdings, Inc.	167	3,373
NIC, Inc.	40	592
Open Text Corp. (Canada)	140	5,326
Oracle Corp.†	773	39,856
Paychex, Inc.†	180	13,257
Paycom Software, Inc.(a)*	39	6,061
PayPal Holdings, Inc.*	14	1,230
Perficient, Inc.*	116	3,091
Progress Software Corp.	76	2,682
PTC, Inc.*	7	743
QAD, Inc., Class A	1	57
Qualys, Inc.*	73	6,504
QuinStreet, Inc.*	322	4,370
RealPage, Inc.*	39	2,570
Red Hat, Inc.*	2	273
SailPoint Technologies Holding, Inc.*	36	1,225
salesforce.com, Inc.*	9	1,431
ServiceNow, Inc.*	33	6,456
Shutterstock, Inc.	75	4,094
SPS Commerce, Inc.*	48	4,764
Stamps.com, Inc.(a)*	5	1,131

The accompanying notes are an integral part of the financial statements.

57

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Symantec Corp.	11	$234
Synopsys, Inc.*	1	99
Tableau Software, Inc., Class A*	10	1,117
Take-Two Interactive Software, Inc.*	1	138
TechTarget, Inc.*	60	1,165
Total System Services, Inc.	4	395
TTEC Holdings, Inc.	23	596
Twitter, Inc.*	10	285
Tyler Technologies, Inc.*	14	3,431
Upland Software, Inc.*	17	549
Verint Systems, Inc.*	56	2,806
VeriSign, Inc.*	1	160
Visa, Inc., Class A†	45	6,754
VMware, Inc., Class A*	22	3,433
Web.com Group, Inc.*	3	84
Western Union Co. (The)(a)	8	152
XO Group, Inc.*	112	3,862

		601,842

Technology Hardware & Equipment — 13.6%
ADTRAN, Inc.	262	4,624
Amphenol Corp., Class A	4	376
Apple, Inc.†	812	183,301
Arista Networks, Inc.*	1	266
Avnet, Inc.	160	7,163
AVX Corp.	65	1,173
Casa Systems, Inc.(a)*	88	1,298
Ciena Corp.(a)*	301	9,403
Cisco Systems, Inc.†	2,068	100,608
Coherent, Inc.*	6	1,033
CommScope Holding Co., Inc.*	230	7,075
Comtech Telecommunications Corp.	50	1,814
Corning, Inc.	11	388
CTS Corp.	18	617
EchoStar Corp., Class A*	178	8,254
Electronics For Imaging, Inc.(a)*	34	1,159
Extreme Networks, Inc.*	13	71
F5 Networks, Inc.*	3	598
FLIR Systems, Inc.	3	184
Hewlett Packard Enterprise Co.†	155	2,528
HP, Inc.†	809	20,848
Insight Enterprises, Inc.*	146	7,897
IPG Photonics Corp.*	1	156
Itron, Inc.*	53	3,403
Jabil, Inc.†	76	2,058

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.	5	$150
Keysight Technologies, Inc.*	3	199
Lumentum Holdings, Inc.(a) *	3	180
Mesa Laboratories, Inc.	11	2,042
Methode Electronics, Inc.	65	2,353
Motorola Solutions, Inc.†	4	521
MTS Systems Corp.	60	3,285
NCR Corp.(a)*	113	3,210
NetApp, Inc.†	134	11,509
Novanta, Inc. (Canada)*	17	1,163
Oclaro, Inc.*	20	179
OSI Systems, Inc.(a)*	45	3,434
Palo Alto Networks, Inc.*	10	2,253
Plantronics, Inc.	21	1,266
Sanmina Corp.*	37	1,021
ScanSource, Inc.*	21	838
Seagate Technology PLC (Ireland)†	129	6,108
Stratasys Ltd. (Israel)*	63	1,456
TE Connectivity Ltd. (Switzerland)†	173	15,212
Tech Data Corp.*	47	3,364
Trimble, Inc.*	30	1,304
Vishay Intertechnology, Inc.	32	651
Western Digital Corp.	141	8,254
Xerox Corp.	63	1,700
Zebra Technologies Corp., Class A*	12	2,122

		440,069

Telecommunication Services — 3.8%
AT&T, Inc.†	113	3,795
BCE, Inc. (Canada)	103	4,174
CenturyLink, Inc.	239	5,067
Globalstar, Inc.*	2,703	1,373
Intelsat SA (Luxembourg)*	149	4,470
Rogers Communications, Inc., Class B (Canada)†	92	4,730
TELUS Corp. (Canada)	41	1,510
United States Cellular Corp.*	33	1,478
Verizon Communications, Inc.†	1,722	91,938
Vonage Holdings Corp.*	316	4,475

		123,010

Transportation — 2.1%
Alaska Air Group, Inc.(a)	3	207
American Airlines Group, Inc.(a)	9	372
ArcBest Corp.	143	6,943

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.	3	$294
Covenant Transportation Group, Inc., Class A*	18	523
CSX Corp.†	16	1,185
Delta Air Lines, Inc.†	13	752
Echo Global Logistics, Inc.(a)*	262	8,109
Expeditors International of Washington, Inc.†	87	6,397
FedEx Corp.†	6	1,445
Forward Air Corp.	77	5,521
Genesee & Wyoming, Inc., Class A*	37	3,367
Golden Ocean Group Ltd. (Bermuda)	11	108
Heartland Express, Inc.(a)	194	3,828
JB Hunt Transport Services, Inc.	3	357
JetBlue Airways Corp.*	379	7,337
Kansas City Southern	2	227
Knight-Swift Transportation Holdings, Inc.(a)	33	1,138
Landstar System, Inc.	38	4,636
Norfolk Southern Corp.†	20	3,610
Schneider National, Inc., Class B	192	4,796
Southwest Airlines Co.	8	500
Union Pacific Corp.†	15	2,442
United Continental Holdings, Inc.*	3	267
United Parcel Service, Inc., Class B	10	1,168
XPO Logistics, Inc.*	24	2,740

		68,269

Utilities — 1.1%
AES Corp.†	82	1,148
Alliant Energy Corp.	3	128
Ameren Corp.	5	316
American Electric Power Co., Inc.	6	425
American Water Works Co., Inc.	2	176
CenterPoint Energy, Inc.	7	194
CMS Energy Corp.	4	196
Consolidated Edison, Inc.	3	229
Dominion Energy, Inc.	8	562
DTE Energy Co.	4	437
Duke Energy Corp.†	12	960
Edison International	4	271
Entergy Corp.(a)	2	162
Evergy, Inc.	3	165
Eversource Energy	3	184

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Exelon Corp.†	17	$742
FirstEnergy Corp.†	211	7,843
NextEra Energy, Inc.	9	1,508
NiSource, Inc.	5	125
NRG Energy, Inc.	155	5,797
PG&E Corp.	9	414
Pinnacle West Capital Corp.	2	158
PPL Corp.(a)	9	263
Public Service Enterprise Group, Inc.	6	317
SCANA Corp.	3	117
Sempra Energy(a)	3	341
Southern Co. (The)	18	785
WEC Energy Group, Inc.†	157	10,481
Xcel Energy, Inc.	6	283

		34,727

TOTAL COMMON STOCKS (Cost $4,073,027)		4,539,352

TOTAL LONG POSITIONS - 140.1%		4,539,352

(Cost $4,073,027)

SHORT POSITIONS — (40.3)%
COMMON STOCKS — (40.3)%
Automobiles & Components — (0.8)%
Dorman Products, Inc.*	(90)	(6,923)
Fox Factory Holding Corp.*	(3)	(210)
Gentherm, Inc.*	(2)	(91)
LCI Industries	(69)	(5,713)
Modine Manufacturing Co.*	(135)	(2,012)
Standard Motor Products, Inc.	(6)	(295)
Tesla, Inc.*	(29)	(7,678)
Tower International, Inc.	(68)	(2,057)

		(24,979)

Capital Goods — (6.2)%
AAON, Inc.	(35)	(1,323)
AAR Corp.	(24)	(1,149)
Aegion Corp.*	(9)	(228)
Alamo Group, Inc.	(35)	(3,206)
Ameresco, Inc., Class A*	(95)	(1,297)
American Woodmark Corp.*	(12)	(941)
Astec Industries, Inc.	(59)	(2,974)
Astronics Corp.*	(44)	(1,914)
Axon Enterprise, Inc.*	(4)	(274)
Beacon Roofing Supply, Inc.*	(122)	(4,415)

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Blue Bird Corp.*	(98)	$(2,401)
Builders FirstSource, Inc.*	(631)	(9,263)
BWX Technologies, Inc.	(67)	(4,190)
CAE, Inc. (Canada)	(116)	(2,357)
CIRCOR International, Inc.	(123)	(5,843)
Construction Partners, Inc., Class A*	(74)	(895)
Crane Co.	(30)	(2,951)
Curtiss-Wright Corp.	(25)	(3,436)
Douglas Dynamics, Inc.	(63)	(2,766)
DXP Enterprises, Inc.*	(31)	(1,242)
Dycom Industries, Inc.*	(80)	(6,768)
EMCOR Group, Inc.	(14)	(1,052)
Encore Wire Corp.	(60)	(3,006)
Evoqua Water Technologies Corp.*	(330)	(5,867)
Foundation Building Materials, Inc.*	(81)	(1,010)
Franklin Electric Co., Inc.	(3)	(142)
Gates Industrial Corp. PLC (United Kingdom)*	(144)	(2,808)
Gibraltar Industries, Inc.*	(23)	(1,049)
GMS, Inc.*	(350)	(8,120)
Granite Construction, Inc.	(212)	(9,688)
Griffon Corp.	(8)	(129)
Harsco Corp.*	(1)	(29)
Herc Holdings, Inc.*	(78)	(3,994)
John Bean Technologies Corp.	(37)	(4,414)
Lindsay Corp.	(10)	(1,002)
Lydall, Inc.*	(33)	(1,422)
MasTec, Inc.*	(68)	(3,036)
Maxar Technologies Ltd. (Canada)	(85)	(2,811)
Mercury Systems, Inc.*	(11)	(609)
Middleby Corp. (The)*	(39)	(5,045)
MRC Global, Inc.*	(370)	(6,945)
Navistar International Corp.*	(133)	(5,120)
NN, Inc.	(89)	(1,388)
Patrick Industries, Inc.*	(132)	(7,814)
Primoris Services Corp.	(226)	(5,609)
Proto Labs, Inc.*	(4)	(647)
RBC Bearings, Inc.*	(12)	(1,804)
REV Group, Inc.	(270)	(4,239)
SiteOne Landscape Supply, Inc.*	(27)	(2,034)
SPX Corp.*	(160)	(5,330)
SPX FLOW, Inc.*	(33)	(1,716)
Sun Hydraulics Corp.	(5)	(274)
Sunrun, Inc.*	(25)	(311)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textainer Group Holdings Ltd. (Bermuda)*	(155)	$(1,984)
Titan International, Inc.	(138)	(1,024)
TPI Composites, Inc.*	(248)	(7,080)
Tutor Perini Corp.*	(53)	(996)
Universal Forest Products, Inc.	(210)	(7,419)
USG Corp.	(169)	(7,319)
Vivint Solar, Inc.*	(396)	(2,059)
Welbilt, Inc.*	(344)	(7,183)
Woodward, Inc.	(116)	(9,380)

		(202,741)

Commercial & Professional Services — (1.7)%
ACCO Brands Corp.	(387)	(4,373)
ADT, Inc.	(323)	(3,033)
Advanced Disposal Services, Inc.*	(106)	(2,870)
ASGN, Inc.*	(29)	(2,289)
Barrett Business Services, Inc.	(36)	(2,404)
Cimpress NV (Netherlands)*	(34)	(4,645)
Civeo Corp. (Canada)*	(357)	(1,482)
Clean Harbors, Inc.*	(40)	(2,863)
Healthcare Services Group, Inc.	(102)	(4,143)
Herman Miller, Inc.	(30)	(1,152)
HNI Corp.	(3)	(133)
Huron Consulting Group, Inc.*	(10)	(494)
ICF International, Inc.	(85)	(6,413)
Knoll, Inc.	(10)	(234)
Korn/Ferry International	(84)	(4,136)
Multi-Color Corp.	(38)	(2,366)
Quad/Graphics, Inc.	(91)	(1,896)
Team, Inc.*	(306)	(6,885)
TransUnion	(5)	(368)
Waste Connections, Inc. (Canada)	(37)	(2,951)

		(55,130)

Consumer Durables & Apparel — (1.4)%
Canada Goose Holdings, Inc. (Canada)*	(92)	(5,938)
Deckers Outdoor Corp.*	(51)	(6,048)
Gildan Activewear, Inc. (Canada)	(159)	(4,838)
iRobot Corp.*	(8)	(879)
Malibu Boats, Inc., Class A*	(2)	(109)
Marine Products Corp.	(11)	(252)
Polaris Industries, Inc.	(90)	(9,086)
Steven Madden Ltd.	(13)	(688)
Tempur Sealy International, Inc.*	(77)	(4,073)

The accompanying notes are an integral part of the financial statements.

60

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
TopBuild Corp.*	(139)	$(7,898)
Tupperware Brands Corp.	(70)	(2,342)
Wolverine World Wide, Inc.	(65)	(2,538)

		(44,689)

Consumer Services — (2.1)%
Aramark	(206)	(8,862)
Belmond Ltd., Class A (Bermuda)*	(28)	(511)
Cambium Learning Group, Inc.*	(97)	(1,148)
Cheesecake Factory, Inc. (The)	(31)	(1,660)
Chegg, Inc.*	(95)	(2,701)
Cracker Barrel Old Country Store, Inc.	(2)	(294)
Domino’s Pizza, Inc.	(10)	(2,948)
Dunkin’ Brands Group, Inc.	(45)	(3,317)
Fiesta Restaurant Group, Inc.*	(32)	(856)
Golden Entertainment, Inc.*	(7)	(168)
Grand Canyon Education, Inc.*	(36)	(4,061)
Houghton Mifflin Harcourt Co.*	(232)	(1,624)
International Speedway Corp., Class A	(99)	(4,336)
Monarch Casino & Resort, Inc.*	(47)	(2,136)
PlayAGS, Inc.*	(20)	(589)
Red Rock Resorts, Inc., Class A	(284)	(7,569)
SeaWorld Entertainment, Inc.*	(9)	(283)
Service Corp. International	(186)	(8,221)
ServiceMaster Global Holdings, Inc.*	(46)	(2,853)
Shake Shack, Inc., Class A*	(100)	(6,301)
Six Flags Entertainment Corp.	(100)	(6,982)
Sonic Corp.	(8)	(347)
Strategic Education, Inc.	(8)	(1,062)
Wingstop, Inc.	(21)	(1,434)

		(70,263)

Energy — (2.6)%
Cactus, Inc., Class A*	(6)	(230)
Cheniere Energy, Inc.*	(49)	(3,405)
DHT Holdings, Inc. (Marshall Islands)	(573)	(2,693)
Diamond Offshore Drilling, Inc.*	(228)	(4,560)
Exterran Corp.*	(121)	(3,210)
Forum Energy Technologies, Inc.*	(679)	(7,028)
Frank’s International NV (Netherlands)*	(771)	(6,692)
Green Plains, Inc.	(469)	(8,067)
KLX Energy Services Holdings, Inc.*	(16)	(512)
Liberty Oilfield Services, Inc., Class A	(29)	(626)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Newpark Resources, Inc.*	(301)	$(3,115)
NexGen Energy Ltd. (Canada)*	(258)	(529)
Nine Energy Service, Inc.*	(79)	(2,416)
Par Pacific Holdings, Inc.*	(97)	(1,979)
Patterson-UTI Energy, Inc.	(69)	(1,181)
REX American Resources Corp.*	(9)	(680)
Select Energy Services, Inc., Class A*	(5)	(59)
Ship Finance International Ltd. (Bermuda)	(682)	(9,480)
Solaris Oilfield Infrastructure, Inc., Class A*	(97)	(1,832)
Suncor Energy, Inc. (Canada)	(40)	(1,548)
Superior Energy Services, Inc.*	(474)	(4,617)
Targa Resources Corp.	(56)	(3,153)
Transocean Ltd. (Switzerland)*	(464)	(6,473)
Unit Corp.*	(5)	(130)
US Silica Holdings, Inc.	(496)	(9,340)

		(83,555)

Food & Staples Retailing — (0.5)%
Chefs’ Warehouse, Inc. (The)*	(18)	(654)
Ingles Markets, Inc., Class A	(2)	(69)
Performance Food Group Co.*	(100)	(3,330)
PriceSmart, Inc.	(70)	(5,666)
Rite Aid Corp.*	(256)	(328)
United Natural Foods, Inc.*	(197)	(5,900)

		(15,947)

Food, Beverage & Tobacco — (1.3)%
Boston Beer Co., Inc. (The), Class A*	(5)	(1,438)
Bunge Ltd. (Bermuda)	(122)	(8,383)
Calavo Growers, Inc.	(11)	(1,063)
Darling Ingredients, Inc.*	(181)	(3,497)
Farmer Brothers Co.*	(41)	(1,082)
Freshpet, Inc.*	(33)	(1,211)
J&J Snack Foods Corp.	(6)	(905)
John B Sanfilippo & Son, Inc.	(47)	(3,355)
MGP Ingredients, Inc.	(14)	(1,106)
Primo Water Corp.*	(235)	(4,242)
Sanderson Farms, Inc.	(94)	(9,717)
SunOpta, Inc. (Canada)*	(181)	(1,330)
Tootsie Roll Industries, Inc.	(7)	(205)
Turning Point Brands, Inc.	(6)	(249)
Universal Corp.	(69)	(4,485)

		(42,268)

The accompanying notes are an integral part of the financial statements.

61

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (3.6)%
Addus HomeCare Corp.*	(53)	$(3,718)
Anika Therapeutics, Inc.*	(5)	(211)
AtriCure, Inc.*	(5)	(175)
AxoGen, Inc.*	(130)	(4,791)
BioTelemetry, Inc.*	(26)	(1,676)
Brookdale Senior Living, Inc.*	(255)	(2,507)
Castlight Health, Inc., Class B*	(387)	(1,045)
CorVel Corp.*	(18)	(1,085)
Cutera, Inc.*	(81)	(2,637)
Diplomat Pharmacy, Inc.*	(313)	(6,075)
Ensign Group, Inc. (The)	(185)	(7,015)
Evolent Health, Inc., Class A*	(9)	(256)
Hanger, Inc.*	(31)	(646)
Heska Corp.*	(12)	(1,360)
Inspire Medical Systems, Inc.*	(132)	(5,555)
Insulet Corp.*	(36)	(3,814)
Invacare Corp.	(2)	(29)
iRhythm Technologies, Inc.*	(40)	(3,786)
LHC Group, Inc.*	(87)	(8,960)
LifePoint Health, Inc.*	(52)	(3,349)
Medidata Solutions, Inc.*	(128)	(9,384)
Merit Medical Systems, Inc.*	(31)	(1,905)
National HealthCare Corp.	(3)	(226)
National Research Corp.	(27)	(1,042)
Natus Medical, Inc.*	(1)	(36)
Neogen Corp.*	(13)	(930)
Neuronetics, Inc.*	(11)	(353)
Nevro Corp.*	(165)	(9,405)
OraSure Technologies, Inc.*	(285)	(4,403)
Owens & Minor, Inc.	(184)	(3,040)
Providence Service Corp. (The)*	(6)	(404)
Select Medical Holdings Corp.*	(71)	(1,306)
Senseonics Holdings, Inc.*	(268)	(1,278)
Sientra, Inc.*	(197)	(4,704)
STAAR Surgical Co.*	(5)	(240)
Surgery Partners, Inc.*	(274)	(4,521)
US Physical Therapy, Inc.	(40)	(4,744)
ViewRay, Inc.*	(934)	(8,742)
Vocera Communications, Inc.*	(7)	(256)
Wright Medical Group NV (Netherlands)*	(21)	(609)

		(116,218)

Household & Personal Products — (0.3)%
Avon Products, Inc.*	(88)	(194)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Central Garden & Pet Co., Class A*	(174)	$(5,766)
elf Beauty, Inc.*	(102)	(1,298)
Inter Parfums, Inc.	(5)	(322)
WD-40 Co.	(14)	(2,409)

		(9,989)

Materials — (3.3)%
AdvanSix, Inc.*	(19)	(645)
American Vanguard Corp.	(63)	(1,134)
Axalta Coating Systems Ltd. (Bermuda)*	(75)	(2,187)
Boise Cascade Co.	(27)	(994)
Cabot Corp.	(146)	(9,157)
Chase Corp.	(16)	(1,922)
Crown Holdings, Inc.*	(119)	(5,712)
Ferro Corp.*	(338)	(7,848)
Forterra, Inc.*	(26)	(194)
GCP Applied Technologies, Inc.*	(197)	(5,230)
Graphic Packaging Holding Co.	(353)	(4,946)
Huntsman Corp.	(186)	(5,065)
Ingevity Corp.*	(20)	(2,038)
Innophos Holdings, Inc.	(69)	(3,064)
Innospec, Inc.	(53)	(4,068)
KapStone Paper and Packaging Corp.	(140)	(4,747)
Koppers Holdings, Inc.*	(138)	(4,299)
Minerals Technologies, Inc.	(103)	(6,963)
Nutrien Ltd. (Canada)	(58)	(3,347)
Olin Corp.	(22)	(565)
PH Glatfelter Co.	(79)	(1,510)
PQ Group Holdings, Inc.*	(167)	(2,917)
Quaker Chemical Corp.	(7)	(1,415)
Sensient Technologies Corp.	(21)	(1,607)
Silgan Holdings, Inc.	(313)	(8,701)
Summit Materials, Inc., Class A*	(180)	(3,272)
Tronox Ltd., Class A (Australia)	(82)	(980)
Valvoline, Inc.	(162)	(3,485)
WR Grace & Co.	(122)	(8,718)

		(106,730)

Media — (1.2)%
Altice USA, Inc., Class A	(108)	(1,959)
Boston Omaha Corp., Class A*	(25)	(748)
Entercom Communications Corp., Class A	(724)	(5,720)
EW Scripps Co. (The), Class A	(125)	(2,062)

The accompanying notes are an integral part of the financial statements.

62

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Gray Television, Inc.*	(76)	$(1,330)
Lions Gate Entertainment Corp., Class B (Canada)	(183)	(4,264)
Live Nation Entertainment, Inc.*	(90)	(4,902)
Madison Square Garden Co. (The), Class A*	(20)	(6,306)
New York Times Co. (The), Class A	(26)	(602)
Nexstar Media Group, Inc., Class A	(23)	(1,872)
Sirius XM Holdings, Inc.	(362)	(2,288)
tronc, Inc.*	(102)	(1,666)
WideOpenWest, Inc.*	(356)	(3,991)
World Wrestling Entertainment, Inc., Class A	(3)	(290)

		(38,000)

Pharmaceuticals, Biotechnology & Life Sciences — (1.4)%
Accelerate Diagnostics, Inc.*	(183)	(4,200)
Achillion Pharmaceuticals, Inc.*	(39)	(144)
Aimmune Therapeutics, Inc.*	(25)	(682)
Alder Biopharmaceuticals, Inc.*	(47)	(783)
Apellis Pharmaceuticals, Inc.*	(7)	(124)
Cambrex Corp.*	(99)	(6,772)
Charles River Laboratories International, Inc.*	(33)	(4,440)
Codexis, Inc.*	(47)	(806)
Coherus Biosciences, Inc.*	(4)	(66)
Cymabay Therapeutics, Inc.*	(86)	(953)
Dova Pharmaceuticals, Inc.*	(95)	(1,992)
Epizyme, Inc.*	(92)	(975)
Flexion Therapeutics, Inc.*	(91)	(1,703)
Insmed, Inc.*	(45)	(910)
Intra-Cellular Therapies, Inc.*	(50)	(1,085)
La Jolla Pharmaceutical Co.*	(46)	(926)
Luminex Corp.	(261)	(7,911)
NeoGenomics, Inc.*	(204)	(3,131)
Odonate Therapeutics, Inc.*	(1)	(19)
Optinose, Inc.*	(53)	(659)
Pacific Biosciences of California, Inc.*	(84)	(454)
Portola Pharmaceuticals, Inc.*	(37)	(985)
Revance Therapeutics, Inc.*	(56)	(1,392)
Rigel Pharmaceuticals, Inc.*	(391)	(1,255)
Sorrento Therapeutics, Inc.*	(54)	(238)
TG Therapeutics, Inc.*	(148)	(829)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Zogenix, Inc.*	(23)	$(1,141)

		(44,575)

Retailing — (2.6)%
1-800-Flowers.com, Inc., Class A*	(147)	(1,735)
Abercrombie & Fitch Co., Class A	(88)	(1,859)
At Home Group, Inc.*	(235)	(7,410)
Big Lots, Inc.	(179)	(7,480)
Boot Barn Holdings, Inc.*	(94)	(2,671)
Camping World Holdings, Inc., Class A	(223)	(4,754)
Carvana Co.*	(7)	(414)
Children’s Place, Inc. (The)	(14)	(1,789)
Dillard’s, Inc., Class A	(16)	(1,221)
DSW, Inc., Class A	(89)	(3,015)
Express, Inc.*	(99)	(1,095)
Five Below, Inc.*	(39)	(5,072)
Guess?, Inc.	(248)	(5,605)
Michaels Cos., Inc. (The)*	(501)	(8,131)
Monro, Inc.	(68)	(4,733)
Murphy USA, Inc.*	(14)	(1,196)
National Vision Holdings, Inc.*	(22)	(993)
Overstock.com, Inc.*	(150)	(4,155)
Party City Holdco, Inc.*	(490)	(6,640)
Pool Corp.	(30)	(5,006)
RH*	(43)	(5,633)
Sally Beauty Holdings, Inc.*	(60)	(1,103)
Shutterfly, Inc.*	(9)	(593)
Sleep Number Corp.*	(6)	(221)
Williams-Sonoma, Inc.	(18)	(1,183)

		(83,707)

Semiconductors & Semiconductor Equipment — (1.6)%
Ambarella, Inc. (Cayman Islands)*	(201)	(7,775)
Amkor Technology, Inc.*	(135)	(998)
Brooks Automation, Inc.	(115)	(4,028)
CEVA, Inc.*	(83)	(2,386)
Cree, Inc.*	(41)	(1,553)
FormFactor, Inc.*	(402)	(5,528)
Inphi Corp.*	(95)	(3,608)
MACOM Technology Solutions Holdings, Inc.*	(8)	(165)
Marvell Technology Group Ltd. (Bermuda)	(388)	(7,488)
Rambus, Inc.*	(621)	(6,775)

The accompanying notes are an integral part of the financial statements.

63

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Rudolph Technologies, Inc.*	(8)	$(196)
Synaptics, Inc.*	(191)	(8,713)
Teradyne, Inc.	(8)	(296)
Veeco Instruments, Inc.*	(98)	(1,004)
Xperi Corp.	(209)	(3,104)

		(53,617)

Software & Services — (4.7)%
2U, Inc.*	(26)	(1,955)
8x8, Inc.*	(123)	(2,614)
ACI Worldwide, Inc.*	(20)	(563)
Avalara, Inc.*	(133)	(4,646)
Benefitfocus, Inc.*	(12)	(485)
Black Knight, Inc.*	(41)	(2,130)
BlackBerry Ltd. (Canada)*	(439)	(4,996)
Box, Inc., Class A*	(384)	(9,181)
Carbon Black, Inc.*	(145)	(3,071)
Care.Com, Inc.*	(15)	(332)
Cloudera, Inc.*	(354)	(6,248)
comScore, Inc.*	(150)	(2,735)
CSG Systems International, Inc.	(154)	(6,182)
DocuSign, Inc.*	(65)	(3,417)
Ellie Mae, Inc.*	(78)	(7,392)
Everbridge, Inc.*	(7)	(403)
Everi Holdings, Inc.*	(246)	(2,256)
FireEye, Inc.*	(565)	(9,605)
First Data Corp., Class A*	(71)	(1,737)
ForeScout Technologies, Inc.*	(7)	(264)
Hortonworks, Inc.*	(39)	(890)
Instructure, Inc.*	(198)	(7,009)
Jack Henry & Associates, Inc.	(10)	(1,601)
Leidos Holdings, Inc.	(34)	(2,351)
LiveRamp Holdings, Inc.*	(5)	(247)
MicroStrategy, Inc., Class A*	(32)	(4,500)
MINDBODY, Inc., Class A*	(15)	(610)
Model N, Inc.*	(16)	(254)
Nutanix, Inc., Class A*	(72)	(3,076)
OneSpan, Inc.*	(36)	(686)
Pandora Media, Inc.*	(139)	(1,322)
Pivotal Software, Inc., Class A*	(181)	(3,544)
Pluralsight, Inc., Class A*	(21)	(672)
Presidio, Inc.	(8)	(122)
PROS Holdings, Inc.*	(48)	(1,681)
Science Applications International Corp.	(3)	(242)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SecureWorks Corp., Class A*	(7)	$(103)
Smartsheet, Inc., Class A*	(15)	(469)
Snap, Inc., Class A*	(783)	(6,640)
Splunk, Inc.*	(21)	(2,539)
SS&C Technologies Holdings, Inc.	(135)	(7,672)
Switch, Inc., Class A	(699)	(7,549)
Tenable Holdings, Inc.*	(89)	(3,460)
Teradata Corp.*	(103)	(3,884)
TiVo Corp.	(432)	(5,378)
Travelport Worldwide Ltd. (Bermuda)	(431)	(7,271)
TrueCar, Inc.*	(33)	(465)
Worldpay, Inc., Class A*	(33)	(3,342)
Yelp, Inc.*	(99)	(4,871)
Zynga, Inc., Class A*	(287)	(1,151)

		(153,813)

Technology Hardware & Equipment — (2.7)%
Acacia Communications, Inc.*	(132)	(5,461)
Arlo Technologies, Inc.*	(75)	(1,088)
Arrow Electronics, Inc.*	(85)	(6,266)
Benchmark Electronics, Inc.	(157)	(3,674)
CalAmp Corp.*	(25)	(599)
Celestica, Inc. (Canada)*	(223)	(2,415)
Cognex Corp.	(48)	(2,679)
Control4 Corp.*	(49)	(1,682)
Cray, Inc.*	(105)	(2,258)
ePlus, Inc.*	(55)	(5,099)
FARO Technologies, Inc.*	(11)	(708)
Finisar Corp.*	(403)	(7,677)
Fitbit, Inc., Class A*	(713)	(3,815)
Infinera Corp.*	(856)	(6,249)
Knowles Corp.*	(214)	(3,557)
National Instruments Corp.	(83)	(4,011)
NetScout Systems, Inc.*	(297)	(7,499)
nLight, Inc.*	(91)	(2,021)
Quantenna Communications, Inc.*	(195)	(3,598)
Ribbon Communications, Inc.*	(182)	(1,243)
TTM Technologies, Inc.*	(439)	(6,984)
ViaSat, Inc.*	(128)	(8,186)

		(86,769)

Telecommunication Services — (0.7)%
Boingo Wireless, Inc.*	(8)	(279)
Cincinnati Bell, Inc.*	(194)	(3,094)
Consolidated Communications Holdings, Inc.	(33)	(430)

The accompanying notes are an integral part of the financial statements.

64

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Iridium Communications, Inc.*	(69)	$(1,552)
ORBCOMM, Inc.*	(398)	(4,322)
Shenandoah Telecommunications Co.	(123)	(4,766)
Sprint Corp.*	(824)	(5,389)
T-Mobile US, Inc.*	(22)	(1,544)
Zayo Group Holdings, Inc.*	(35)	(1,215)

		(22,591)

Transportation — (1.6)%
Air Transport Services Group, Inc.*	(310)	(6,656)
Atlas Air Worldwide Holdings, Inc.*	(123)	(7,841)
Canadian National Railway Co. (Canada)	(24)	(2,155)
Canadian Pacific Railway Ltd. (Canada)	(13)	(2,755)
Hawaiian Holdings, Inc.	(113)	(4,531)
Hub Group, Inc., Class A*	(8)	(365)
Kirby Corp.*	(5)	(411)
Ryder System, Inc.	(107)	(7,818)
Saia, Inc.*	(61)	(4,663)
SkyWest, Inc.	(37)	(2,179)
Spirit Airlines, Inc.*	(49)	(2,302)
US Xpress Enterprises, Inc.*	(87)	(1,201)

COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.	(235)	$(8,307)

		(51,184)

TOTAL COMMON STOCK (Proceeds $1,367,699)		(1,306,765)

TOTAL SECURITIES SOLD SHORT - (40.3)%		(1,306,765)

(Proceeds $1,367,699)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		7,732

NET ASSETS - 100.0%		$3,240,319

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

65

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — 100.5%
Automobiles & Components — 0.1%
Aptiv PLC (Jersey)	6	$503
BorgWarner, Inc.	4	171
Ford Motor Co.	56	518
General Motors Co.	28	943
Goodyear Tire & Rubber Co. (The)	4	94
Harley-Davidson, Inc.	3	136

		2,365

Banks — 0.7%
Bank of America Corp.	142	4,183
BB&T Corp.	12	582
Citigroup, Inc.	34	2,439
Citizens Financial Group, Inc.	10	386
Comerica, Inc.	3	271
Fifth Third Bancorp	10	279
Huntington Bancshares, Inc.	20	298
JPMorgan Chase & Co.	68	7,673
KeyCorp.	15	298
M&T Bank Corp.	2	329
People’s United Financial, Inc.	5	86
PNC Financial Services Group, Inc. (The)	6	817
Regions Financial Corp.	17	312
SunTrust Banks, Inc.	7	468
SVB Financial Group*	1	311
US Bancorp	24	1,267
Wells Fargo & Co.	71	3,732
Zions Bancorp NA	3	150

		23,881

Capital Goods — 9.9%
3M Co.	68	14,328
Allegion PLC (Ireland)	2	181
AMETEK, Inc.	5	396
AO Smith Corp.	3	160
Arconic, Inc.	9	198
Boeing Co. (The)	272	101,157
Caterpillar, Inc.	13	1,982
Cummins, Inc.	4	584
Deere & Co.	5	752
Dover Corp.	84	7,437
Eaton Corp. PLC (Ireland)	8	694
Emerson Electric Co.	340	26,037
Fastenal Co.	6	348
Flowserve Corp.	2	109
Fluor Corp.	2	116

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	49	$4,126
Fortune Brands Home & Security, Inc.	3	157
General Dynamics Corp.	6	1,228
General Electric Co.	124	1,400
Harris Corp.	65	10,999
Honeywell International, Inc.	403	67,059
Huntington Ingalls Industries, Inc.	1	256
Illinois Tool Works, Inc.	44	6,209
Ingersoll-Rand PLC (Ireland)	5	512
Jacobs Engineering Group, Inc.	76	5,814
Johnson Controls International PLC (Ireland)	17	595
L3 Technologies, Inc.	2	425
Lockheed Martin Corp.	5	1,730
Masco Corp.	6	220
Northrop Grumman Corp.	3	952
PACCAR, Inc.	5	341
Parker-Hannifin Corp.	72	13,243
Pentair PLC (Ireland)	3	130
Quanta Services, Inc.*	3	100
Raytheon Co.	6	1,240
Rockwell Automation, Inc.	3	563
Rockwell Collins, Inc.	3	421
Roper Technologies, Inc.	1	296
Snap-on, Inc.	31	5,692
Stanley Black & Decker, Inc.	3	439
Textron, Inc.	4	286
TransDigm Group, Inc.*	2	745
United Rentals, Inc.*	2	327
United Technologies Corp.	433	60,538
WW Grainger, Inc.	26	9,293
Xylem, Inc.	3	240

		350,055

Commercial & Professional Services — 0.8%
Cintas Corp.	2	396
Copart, Inc.*	4	206
Equifax, Inc.	2	261
IHS Markit Ltd. (Bermuda)*	6	324
Nielsen Holdings PLC (United Kingdom)	7	194
Republic Services, Inc.	7	509
Robert Half International, Inc.	67	4,715
Verisk Analytics, Inc.*	3	362

The accompanying notes are an integral part of the financial statements.

66

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	215	$19,427

		26,394

Consumer Durables & Apparel — 0.5%
DR Horton, Inc.	6	253
Garmin Ltd. (Switzerland)	103	7,215
Hanesbrands, Inc.	7	129
Hasbro, Inc.	3	315
Leggett & Platt, Inc.	2	88
Lennar Corp., Class A	44	2,054
Mattel, Inc.*	6	94
Michael Kors Holdings Ltd. (British Virgin Islands)*	4	274
Mohawk Industries, Inc.*	2	351
Newell Brands, Inc.	9	183
NIKE, Inc., Class B	21	1,779
PulteGroup, Inc.	5	124
PVH Corp.	1	144
Ralph Lauren Corp.	2	275
Tapestry, Inc.	6	302
Under Armour, Inc., Class C*	8	156
VF Corp.	8	748
Whirlpool Corp.	35	4,156

		18,640

Consumer Services — 0.3%
Carnival Corp. (Panama)	14	893
Chipotle Mexican Grill, Inc.*	2	909
Darden Restaurants, Inc.	3	334
H&R Block, Inc.	27	695
Hilton Worldwide Holdings, Inc.	6	485
Marriott International, Inc., Class A	8	1,056
McDonald’s Corp.	16	2,677
MGM Resorts International	8	223
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	3	172
Royal Caribbean Cruises Ltd. (Liberia)	5	650
Starbucks Corp.	18	1,023
Wynn Resorts Ltd.	2	254
Yum! Brands, Inc.	7	636

		10,007

Diversified Financials — 4.9%
Affiliated Managers Group, Inc.	28	3,828
American Express Co.	12	1,278

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	2	$295
Bank of New York Mellon Corp. (The)	14	714
Berkshire Hathaway, Inc., Class B*	240	51,386
BlackRock, Inc.	83	39,120
Capital One Financial Corp.	7	665
Cboe Global Markets, Inc.	2	192
Charles Schwab Corp. (The)	19	934
CME Group, Inc.	7	1,191
Discover Financial Services	6	459
E*TRADE Financial Corp.*	4	210
Franklin Resources, Inc.	11	335
Goldman Sachs Group, Inc. (The)	6	1,345
Intercontinental Exchange, Inc.	12	899
Invesco Ltd. (Bermuda)	56	1,281
Jefferies Financial Group, Inc.	5	110
Moody’s Corp.	105	17,556
Morgan Stanley	26	1,211
MSCI, Inc.	1	177
Nasdaq, Inc.	90	7,722
Northern Trust Corp.	3	306
Raymond James Financial, Inc.	2	184
S&P Global, Inc.	136	26,573
State Street Corp.	5	419
Synchrony Financial	14	435
T Rowe Price Group, Inc.	134	14,630

		173,455

Energy — 6.6%
Anadarko Petroleum Corp.	10	674
Andeavor	4	614
Apache Corp.	7	334
Cabot Oil & Gas Corp.	8	180
Chevron Corp.	317	38,763
Cimarex Energy Co.	1	93
Concho Resources, Inc.*	2	306
ConocoPhillips	651	50,387
Devon Energy Corp.	9	359
EOG Resources, Inc.	7	893
EQT Corp.	4	177
Exxon Mobil Corp.	662	56,283
Halliburton Co.	16	648
Helmerich & Payne, Inc.	1	69
Hess Corp.	163	11,668
HollyFrontier Corp.	95	6,640
Kinder Morgan, Inc.	32	567

The accompanying notes are an integral part of the financial statements.

67

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	464	$10,802
Marathon Petroleum Corp.	249	19,913
National Oilwell Varco, Inc.	7	302
Newfield Exploration Co.*	3	86
Noble Energy, Inc.	9	281
Occidental Petroleum Corp.	15	1,233
ONEOK, Inc.	5	339
Phillips 66	260	29,307
Pioneer Natural Resources Co.	2	348
Schlumberger Ltd. (Curacao)	27	1,645
TechnipFMC PLC (United Kingdom)	8	250
Valero Energy Corp.	9	1,024
Williams Cos., Inc. (The)	12	326

		234,511

Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	6	1,409
Kroger Co. (The)	430	12,517
Sysco Corp.	283	20,730
Walgreens Boots Alliance, Inc.	24	1,750
Walmart, Inc.	1,196	112,316

		148,722

Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.	943	56,872
Archer-Daniels-Midland Co.	305	15,332
Brown-Forman Corp., Class B	7	354
Campbell Soup Co.	5	183
Coca-Cola Co. (The)	83	3,834
Conagra Brands, Inc.	8	272
Constellation Brands, Inc., Class A	3	647
General Mills, Inc.	12	515
Hershey Co. (The)	5	510
Hormel Foods Corp.	10	394
JM Smucker Co. (The)	3	308
Kellogg Co.	5	350
Kraft Heinz Co. (The)	191	10,526
McCormick & Co., Inc., non-voting shares	2	264
Molson Coors Brewing Co., Class B	4	246
Mondelez International, Inc., Class A	27	1,160
Monster Beverage Corp.*	8	466
PepsiCo, Inc.	339	37,900
Philip Morris International, Inc.	844	68,820

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	8	$476

		199,429

Health Care Equipment & Services — 9.5%
Abbott Laboratories	34	2,494
ABIOMED, Inc.*	1	450
Aetna, Inc.	178	36,107
Align Technology, Inc.*	1	391
AmerisourceBergen Corp.	4	369
Anthem, Inc.	138	37,819
Baxter International, Inc.	10	771
Becton Dickinson and Co.	4	1,044
Boston Scientific Corp.*	22	847
Cardinal Health, Inc.	164	8,856
Centene Corp.*	81	11,727
Cerner Corp.*	5	322
Cigna Corp.	132	27,489
Cooper Cos., Inc. (The)	1	277
CVS Health Corp.	31	2,440
Danaher Corp.	94	10,214
DaVita, Inc.*	3	215
DENTSPLY SIRONA, Inc.	3	113
Edwards Lifesciences Corp.*	3	522
Envision Healthcare Corp.*	66	3,018
Express Scripts Holding Co.*	11	1,045
HCA Healthcare, Inc.	158	21,981
Henry Schein, Inc.*	2	170
Hologic, Inc.*	4	164
Humana, Inc.	75	25,389
IDEXX Laboratories, Inc.*	1	250
Intuitive Surgical, Inc.*	3	1,722
Laboratory Corp. of America Holdings*	56	9,726
McKesson Corp.	4	531
Medtronic PLC (Ireland)	734	72,204
Quest Diagnostics, Inc.	2	216
ResMed, Inc.	2	231
Stryker Corp.	5	888
UnitedHealth Group, Inc.	170	45,227
Universal Health Services, Inc., Class B	1	128
Varian Medical Systems, Inc.*	2	224
WellCare Health Plans, Inc.*	25	8,012
Zimmer Biomet Holdings, Inc.	4	526

		334,119

The accompanying notes are an integral part of the financial statements.

68

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 3.7%
Church & Dwight Co., Inc.	8	$475
Clorox Co. (The)	6	902
Colgate-Palmolive Co.	471	31,533
Coty, Inc., Class A	11	138
Estee Lauder Cos., Inc. (The), Class A	8	1,163
Kimberly-Clark Corp.	154	17,501
Procter & Gamble Co. (The)	933	77,654

		129,366

Insurance — 0.9%
Aflac, Inc.	11	518
Allstate Corp. (The)	5	494
American International Group, Inc.	14	745
Aon PLC (United Kingdom)	5	769
Arthur J Gallagher & Co.	99	7,370
Assurant, Inc.	1	108
Brighthouse Financial, Inc.*	2	88
Chubb Ltd. (Switzerland)	7	935
Cincinnati Financial Corp.	3	230
Everest Re Group Ltd. (Bermuda)	1	228
Hartford Financial Services Group, Inc. (The)	5	250
Lincoln National Corp.	3	203
Loews Corp.	5	251
Marsh & McLennan Cos., Inc.	10	827
MetLife, Inc.	14	654
Principal Financial Group, Inc.	4	234
Progressive Corp. (The)	217	15,416
Prudential Financial, Inc.	7	709
Torchmark Corp.	2	173
Travelers Cos., Inc. (The)	4	519
Unum Group	3	117
Willis Towers Watson PLC (Ireland)	2	282

		31,120

Materials — 1.5%
Air Products & Chemicals, Inc.	5	835
Albemarle Corp.	3	299
Avery Dennison Corp.	11	1,192
Ball Corp.	6	264
CF Industries Holdings, Inc.	5	272
DowDuPont, Inc.	47	3,023
Eastman Chemical Co.	3	287
Ecolab, Inc.	6	941
FMC Corp.	73	6,364

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.	224	$3,118
International Flavors & Fragrances, Inc.	2	278
International Paper Co.	55	2,703
LyondellBasell Industries NV, Class A (Netherlands)	208	21,322
Martin Marietta Materials, Inc.	1	182
Mosaic Co. (The)	6	195
Newmont Mining Corp.	10	302
Nucor Corp.	7	444
Packaging Corp. of America	1	110
PPG Industries, Inc.	5	546
Praxair, Inc.	6	964
Sealed Air Corp.	51	2,048
Sherwin-Williams Co. (The)	2	910
Vulcan Materials Co.	1	111
WestRock Co.	139	7,428

		54,138

Media — 4.1%
CBS Corp., Class B, non-voting shares	7	402
Charter Communications, Inc., Class A*	4	1,304
Comcast Corp., Class A	92	3,258
Discovery, Inc., Class A*	14	448
DISH Network Corp., Class A*	195	6,973
Interpublic Group of Cos., Inc. (The)	197	4,505
News Corp., Class A	316	4,168
Omnicom Group, Inc.	5	340
Twenty-First Century Fox, Inc., Class A	1,005	46,562
Viacom, Inc., Class B	156	5,267
Walt Disney Co. (The)	616	72,035

		145,262

Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AbbVie, Inc.	155	14,660
Agilent Technologies, Inc.	5	353
Alexion Pharmaceuticals, Inc.*	3	417
Allergan PLC (Ireland)	6	1,143
Amgen, Inc.	19	3,939
Biogen, Inc.*	7	2,473
Bristol-Myers Squibb Co.	23	1,428
Celgene Corp.*	363	32,485
Eli Lilly & Co.	20	2,146

The accompanying notes are an integral part of the financial statements.

69

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.	83	$6,408
Illumina, Inc.*	1	367
Incyte Corp.*	2	138
IQVIA Holdings, Inc.*	3	389
Johnson & Johnson	675	93,265
Merck & Co., Inc.	54	3,831
Mettler-Toledo International, Inc.*	1	609
Mylan NV (Netherlands)*	9	329
Nektar Therapeutics*	92	5,608
PerkinElmer, Inc.	2	195
Perrigo Co. PLC (Ireland)	3	212
Pfizer, Inc.	118	5,200
Regeneron Pharmaceuticals, Inc.*	2	808
Thermo Fisher Scientific, Inc.	5	1,220
Vertex Pharmaceuticals, Inc.*	3	578
Waters Corp.*	2	389
Zoetis, Inc.	10	916

		179,506

Real Estate — 0.3%
Alexandria Real Estate Equities, Inc., REIT	2	252
American Tower Corp., REIT	6	872
Apartment Investment & Management, Class A, REIT	3	132
AvalonBay Communities, Inc., REIT	2	362
Boston Properties, Inc., REIT	2	246
CBRE Group, Inc., Class A*	6	265
Crown Castle International Corp., REIT	5	557
Digital Realty Trust, Inc., REIT	4	450
Duke Realty Corp., REIT	5	142
Equinix, Inc., REIT	1	433
Equity Residential, REIT	5	331
Essex Property Trust, Inc., REIT	1	247
Extra Space Storage, Inc., REIT	3	260
Federal Realty Investment Trust, REIT	1	126
HCP, Inc., REIT	7	184
Host Hotels & Resorts, Inc., REIT	14	295
Iron Mountain, Inc., REIT	5	173
Kimco Realty Corp., REIT	6	100
Macerich Co. (The), REIT	3	166

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	2	$200
Prologis, Inc., REIT	8	542
Public Storage, REIT	3	605
Realty Income Corp., REIT	4	228
Regency Centers Corp., REIT	4	259
SBA Communications Corp., REIT*	1	161
Simon Property Group, Inc., REIT	6	1,060
SL Green Realty Corp., REIT	2	195
UDR, Inc., REIT	4	162
Ventas, Inc., REIT	5	272
Vornado Realty Trust, REIT	3	219
Welltower, Inc., REIT	6	386
Weyerhaeuser Co., REIT	15	484

		10,366

Retailing — 11.4%
Advance Auto Parts, Inc.	41	6,902
Amazon.com, Inc.*	61	122,183
AutoZone, Inc.*	3	2,327
Best Buy Co., Inc.	6	476
Booking Holdings, Inc.*	24	47,616
CarMax, Inc.*	4	299
Dollar General Corp.	144	15,739
Dollar Tree, Inc.*	5	408
Expedia Group, Inc.	2	261
Foot Locker, Inc.	65	3,314
Gap, Inc. (The)	7	202
Genuine Parts Co.	80	7,952
Home Depot, Inc. (The)	510	105,646
Kohl’s Corp.	91	6,784
L Brands, Inc.	6	182
LKQ Corp.*	6	190
Lowe’s Cos., Inc.	440	50,521
Macy’s, Inc.	6	208
Netflix, Inc.*	5	1,871
Nordstrom, Inc.	4	239
O’Reilly Automotive, Inc.*	2	695
Ross Stores, Inc.	46	4,559
Target Corp.	18	1,588
Tiffany & Co.	42	5,417
TJX Cos., Inc. (The)	145	16,243
Tractor Supply Co.	3	273
TripAdvisor, Inc.*	2	102

The accompanying notes are an integral part of the financial statements.

70

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	2	$564

		402,761

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	20	618
Analog Devices, Inc.	8	740
Applied Materials, Inc.	19	734
Broadcom, Inc.	5	1,234
Intel Corp.	155	7,330
KLA-Tencor Corp.	5	509
Lam Research Corp.	22	3,337
Microchip Technology, Inc.	3	237
Micron Technology, Inc.*	687	31,073
NVIDIA Corp.	8	2,248
Qorvo, Inc.*	2	154
QUALCOMM, Inc.	28	2,017
Skyworks Solutions, Inc.	3	272
Texas Instruments, Inc.	21	2,253
Xilinx, Inc.	4	321

		53,077

Software & Services — 13.2%
Accenture PLC, Class A (Ireland)	348	59,230
Activision Blizzard, Inc.	10	832
Adobe, Inc.*	7	1,890
Akamai Technologies, Inc.*	3	219
Alliance Data Systems Corp.	31	7,321
Alphabet, Inc., Class A*	87	105,016
ANSYS, Inc.*	2	373
Autodesk, Inc.*	2	312
Automatic Data Processing, Inc.	238	35,857
Broadridge Financial Solutions, Inc.	64	8,445
CA, Inc.	225	9,934
Cadence Design Systems, Inc.*	4	181
Citrix Systems, Inc.*	3	333
Cognizant Technology Solutions Corp., Class A	78	6,018
DXC Technology Co.	154	14,402
eBay, Inc.*	19	627
Electronic Arts, Inc.*	6	723
Facebook, Inc., Class A*	347	57,068
Fidelity National Information Services, Inc.	6	654
Fiserv, Inc.*	6	494
FleetCor Technologies, Inc.*	1	228
Gartner, Inc.*	1	158

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Global Payments, Inc.	2	$255
International Business Machines Corp.	19	2,873
Intuit, Inc.	141	32,063
Mastercard, Inc., Class A	16	3,562
Microsoft Corp.	384	43,918
Oracle Corp.	874	45,063
Paychex, Inc.	195	14,362
PayPal Holdings, Inc.*	16	1,405
Red Hat, Inc.*	2	273
salesforce.com, Inc.*	10	1,590
Symantec Corp.	11	234
Synopsys, Inc.*	2	197
Take-Two Interactive Software, Inc.*	1	138
Total System Services, Inc.	4	395
Twitter, Inc.*	11	313
VeriSign, Inc.*	2	320
Visa, Inc., Class A	49	7,354
Western Union Co. (The)	8	152

		464,782

Technology Hardware & Equipment — 10.9%
Amphenol Corp., Class A	5	470
Apple, Inc.	890	200,909
Arista Networks, Inc.*	1	266
Cisco Systems, Inc.	2,252	109,560
Corning, Inc.	15	530
F5 Networks, Inc.*	25	4,986
FLIR Systems, Inc.	3	184
Hewlett Packard Enterprise Co.	161	2,626
HP, Inc.	871	22,446
IPG Photonics Corp.*	1	156
Juniper Networks, Inc.	6	180
Motorola Solutions, Inc.	7	911
NetApp, Inc.	144	12,368
Seagate Technology PLC (Ireland)	34	1,610
TE Connectivity Ltd. (Switzerland)	189	16,619
Western Digital Corp.	156	9,132
Xerox Corp.	86	2,320

		385,273

Telecommunication Services — 3.1%
AT&T, Inc.	122	4,097
CenturyLink, Inc.	275	5,830

The accompanying notes are an integral part of the financial statements.

71

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	1,893	$101,067

		110,994

Transportation — 0.6%
Alaska Air Group, Inc.	2	138
American Airlines Group, Inc.	9	372
CH Robinson Worldwide, Inc.	3	294
CSX Corp.	16	1,185
Delta Air Lines, Inc.	13	752
Expeditors International of Washington, Inc.	95	6,985
FedEx Corp.	7	1,686
JB Hunt Transport Services, Inc.	3	357
Kansas City Southern	1	113
Norfolk Southern Corp.	19	3,430
Southwest Airlines Co.	11	687
Union Pacific Corp.	16	2,605
United Continental Holdings, Inc.*	5	445
United Parcel Service, Inc., Class B	16	1,868

		20,917

Utilities — 1.0%
AES Corp.	90	1,260
Alliant Energy Corp.	4	170
Ameren Corp.	4	253
American Electric Power Co., Inc.	7	496
American Water Works Co., Inc.	2	176
CenterPoint Energy, Inc.	6	166
CMS Energy Corp.	4	196
Consolidated Edison, Inc.	4	305
Dominion Energy, Inc.	11	773
DTE Energy Co.	3	327
Duke Energy Corp.	9	720

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Edison International	4	$271
Entergy Corp.	3	243
Evergy, Inc.	4	220
Eversource Energy	4	246
Exelon Corp.	14	611
FirstEnergy Corp.	229	8,512
NextEra Energy, Inc.	6	1,006
NiSource, Inc.	6	150
NRG Energy, Inc.	169	6,321
PG&E Corp.	7	322
Pinnacle West Capital Corp.	2	158
PPL Corp.	10	293
Public Service Enterprise Group, Inc.	10	528
SCANA Corp.	2	78
Sempra Energy	3	341
Southern Co. (The)	20	872
WEC Energy Group, Inc.	172	11,483
Xcel Energy, Inc.	7	330

		36,827

TOTAL COMMON STOCKS - 100.5% (Cost $3,101,205)		3,545,967

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(17,411)

NET ASSETS - 100.0%		$3,528,556

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

72

GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 104.5%
Gotham Enhanced Index Plus Fund	24,245	$344,522
Gotham Enhanced S&P 500 Index Fund	25,126	344,221
Gotham Index Plus All-Cap Fund*	32,604	343,972
Gotham Index Plus Fund	21,897	344,219

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,243,715)		1,376,934

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%		(58,788)

NET ASSETS - 100.0%		$1,318,146

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

73

GOTHAM FUNDS

Statements of Assets and Liabilities

September 30, 2018

	Gotham Index Plus Fund	Gotham Index Plus All-Cap Fund	Gotham Enhanced Index Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$1,165,298,668	$4,159,592	$4,539,352
Cash	1,261,376	10,372	3,885
Deposits with brokers for securities sold short	128,746,197	48,013	22,081
Securities lending cash collateral	—	—	23,585
Receivables:
Investments sold	21,414,805	90,130	141,743
Capital shares sold	6,193,647	—	—
Dividends and interest	1,168,708	2,817	4,084
Investment Adviser	—	28,955	58,564
Prepaid expenses and other assets	89,124	456	586

Total assets	1,324,172,525	4,340,335	4,793,880

Liabilities
Securities sold short, at value[4]	530,195,094	1,723,686	1,306,765
Payables:
Securities lending cash collateral	122,387,188	—	23,585
Investments purchased	20,152,863	89,484	143,648
Dividends and fees on securities sold short	678,753	1,003	843
Capital shares redeemed	4,803,185	—	—
Investment Adviser	378,884	—	—
Administration and accounting fees	62,018	41,765	40,344
Distribution fees	2,463	—	—
Accrued expenses	49,419	30,401	38,376

Total liabilities	678,709,867	1,886,339	1,553,561

Net Assets	$645,462,658	$2,453,996	$3,240,319

Net Assets Consisted of:
Capital stock, $0.01 par value	$410,449	$2,327	$2,281
Paid-in capital	554,021,221	2,345,020	2,364,961
Accumulated net investment income	2,617,418	5,406	25,136
Accumulated net realized gain/(loss) from investments and securities sold short	(15,079,458)	(251,035)	320,682
Net unrealized appreciation/(depreciation) on investments and securities sold short	103,493,028	352,278	527,259

Net Assets	$645,462,658	$2,453,996	$3,240,319

Institutional Class Shares:
Net assets	$631,059,825	$2,453,996	$3,240,319

Shares Outstanding	40,127,401	232,694	228,101

Net asset value, offering and redemption price per share	$15.73	$10.55	$14.21

Investor Class Shares:
Net assets	$14,402,833	N/A	N/A

Shares Outstanding	917,521	N/A	N/A

Net asset value, offering and redemption price per share	$15.70	N/A	N/A

[1]Non-affiliated investments, at cost	$1,066,941,149	$3,879,003	$4,073,027
[2]Includes market value of securities on loan	$119,940,793	$—	$297,461
[3]Includes market value of securities designated as collateral for securities on loan	$151,007,104	$—	$—
[4]Proceeds received, securities sold short	$535,330,603	$1,795,375	$1,367,699

The accompanying notes are an integral part of the financial statements.

74

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

September 30, 2018

	Gotham Enhanced S&P 500 Index Fund	Gotham Master Index Plus Fund
Assets
Non-affiliated investments, at value[1]	$3,545,967	$—
Affiliated investments, at value[2]	—	1,376,934
Cash	12,787	3,751
Receivables:
Investments sold	45,410	—
Dividends and interest	3,610	—
Investment Adviser	11,774	—
Prepaid expenses and other assets	197	42

Total assets	3,619,745	1,380,727

Liabilities
Payables:
Investments purchased	43,024	—
Investment Adviser	—	11,349
Administration and accounting fees	19,893	19,147
Accrued expenses	28,272	32,085

Total liabilities	91,189	62,581

Net Assets	$3,528,556	$1,318,146

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,576	$1,054
Paid-in capital	2,604,901	1,053,832
Accumulated net investment income	51,831	92
Accumulated net realized gain from investments	424,486	129,949
Net unrealized appreciation/(depreciation) on investments	444,762	133,219

Net Assets	$3,528,556	$1,318,146

Institutional Class Shares:
Net assets	$3,528,556	$1,318,146

Shares Outstanding	257,574	105,386

Net asset value, offering and redemption price per share	$13.70	$12.51

[1]Non-affiliated investments, at cost	$3,101,205	$—
[2]Affiliated investments, at cost	$—	$1,243,715

The accompanying notes are an integral part of the financial statements.

75

GOTHAM FUNDS

Statements of Operations

For the Period/Year Ended September 30, 2018

	Gotham Index Plus Fund	Gotham Index Plus All-Cap Fund*	Gotham Enhanced Index Plus Fund
Investment Income
Dividend income	$15,688,152	$45,436	$76,579
Less: taxes withheld	—	(263)	(166)
Interest	31,623	1,700	86
Income from securities loaned (Note 5)	1,451	—	707

Total investment income	15,721,226	46,873	77,206

Expenses
Advisory fees (Note 2)	3,850,533	17,298	25,832
Administration and accounting fees (Note 2)	114,313	48,178	53,478
Dividends and fees on securities sold short	6,916,912	23,182	23,788
Fees on cash collateral (Note 5)	1,712,726	—	—
Distribution fees (Investor Class)	8,596	—	—
Transfer agent fees (Note 2)	159,821	5,569	4,787
Custodian fees (Note 2)	32,379	130	219
Trustees’ and officers’ fees (Note 2)	84,016	1,947	688
Printing and shareholder reporting fees	32,641	7,169	5,351
Registration and filing fees	4,145	1,870	339
Legal fees	120,869	743	35,616
Audit fees	17,239	18,300	27,904
Other expenses	21,330	2,253	2,577

Total expenses before waivers and reimbursements	13,075,520	126,639	180,579

Recoupments and/or waivers, reimbursements (Note 2)	(9,187)	(83,564)	(126,683)

Net expenses after waivers and reimbursements	13,066,333	43,075	53,896

Net investment income	2,654,893	3,798	23,310

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	34,432,978	19,689	682,681
Net realized loss from securities sold short	(44,259,767)	(269,116)	(325,154)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	68,189,419	280,589	13,191
Net change in unrealized appreciation/(depreciation) on securities sold short	6,141,175	71,689	90,604

Net realized and unrealized gain on investments	64,503,805	102,851	461,322

Net increase in net assets resulting from operations	$67,158,698	$106,649	$484,632

*	The Fund incepted on December 29, 2017.

The accompanying notes are an integral part of the financial statements.

76

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Period/Year Ended September 30, 2018

	Gotham Enhanced S&P 500 Index Fund	Gotham Master Index Plus Fund
Investment Income
Dividends from non-affiliated securities	$67,527	$—
Dividends from affiliated securities	—	7,829
Interest	57	103

Total investment income	67,584	7,932

Expenses
Advisory fees (Note 2)	16,181	—
Administration and accounting fees (Note 2)	30,182	38,770
Transfer agent fees (Note 2)	5,881	186
Custodian fees (Note 2)	243	6,783
Trustees’ and officers’ fees (Note 2)	635	2,282
Printing and shareholder reporting fees	6,492	4,693
Registration and filing fees	504	3,207
Legal fees	399	20,389
Audit fees	20,305	21,268
Other expenses	1,585	20

Total expenses before waivers and reimbursements	82,407	97,598

Recoupments and/or waivers, reimbursements (Note 2)	(66,226)	(97,598)

Net expenses after waivers and reimbursements	16,181	—

Net investment income	51,403	7,932

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	445,804	—
Net realized gain from affiliated investments	—	118,019
Capital gain distribution from affiliated investments	—	20,706
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	169,692	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	70,212

Net realized and unrealized gain on investments	615,496	208,937

Net increase in net assets resulting from operations	$666,899	$216,869

The accompanying notes are an integral part of the financial statements.

77

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Index Plus Fund		Gotham Index Plus All-Cap Fund
	For the Year	For the Year	For the Period
	Ended	Ended	Ended
	September 30, 2018	September 30, 2017	September 30, 2018*
Net increase/(decrease) in net assets from operations:
Net investment income	$2,654,893	$624,251	$3,798
Net realized loss from investments and securities sold short	(9,826,789)	(3,733,519)	(249,427)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	74,330,594	26,228,188	352,278

Net increase in net assets resulting from operations	67,158,698	23,118,920	106,649

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(898,482)	(316,257)	—
Investor Class Shares:
Net investment income	—	—	N/A

Net decrease in net assets from dividends and distributions to shareholders	(898,482)	(316,257)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	379,406,424	132,803,527	2,347,347

Total increase in net assets	445,666,640	155,606,190	2,453,996

Net assets
Beginning of period	199,796,018	44,189,828	—

End of period	$645,462,658	$199,796,018	$2,453,996

Accumulated net investment income, end of period	$2,617,418	$574,523	$5,406

*	The Fund incepted on December 29, 2017.

The accompanying notes are an integral part of the financial statements.

78

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced Index Plus Fund		Gotham Enhanced S&P 500 Index Fund
	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017*
Net increase/(decrease) in net assets from operations:
Net investment income	$23,310	$23,945	$51,403	$30,452
Net realized gain/(loss) from investments and securities sold short	357,527	(22,214)	445,804	44,334
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	103,795	424,964	169,692	275,070

Net increase in net assets resulting from operations	484,632	426,695	666,899	349,856

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(37,267)	—	(40,161)	—
Net realized capital gains	(12,146)	—	(65,652)	—

Net decrease in net assets from dividends and distributions to shareholders	(49,413)	—	(105,813)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	354,905	25,000	36,441	2,581,173

Total increase in net assets	790,124	451,695	597,527	2,931,029

Net assets
Beginning of period	2,450,195	1,998,500	2,931,029	—

End of period	$3,240,319	$2,450,195	$3,528,556	$2,931,029

Accumulated net investment income, end of period	$25,136	$37,267	$51,831	$38,386

*	The Fund incepted on December 30, 2016.

The accompanying notes are an integral part of the financial statements.

79

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Master Index Plus Fund
	For the Year	For the Period
	Ended	Ended
	September 30, 2018	September 30, 2017*
Net increase/(decrease) in net assets from operations:
Net investment income	$7,932	$6
Net realized gain from investments	138,725	—
Net change in unrealized appreciation/(depreciation) on investments	70,212	63,007

Net increase in net assets resulting from operations	216,869	63,013

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(16,622)	—

Net decrease in net assets from dividends and distributions to shareholders	(16,622)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	8,311	1,046,575

Total increase in net assets	208,558	1,109,588

Net assets
Beginning of period	1,109,588	—

End of period	$1,318,146	$1,109,588

Accumulated net investment income/(loss), end of period	$92	$6

*	The Fund incepted on April 28, 2017.

The accompanying notes are an integral part of the financial statements.

80

GOTHAM FUNDS

Statements of Cash Flow

	Gotham Index	Gotham Index	Gotham Enhanced
	Plus Fund	Plus All-Cap Fund	Index Plus Fund
	For the Year	For the Period	For the Year
	Ended	Ended	Ended
	September 30, 2018	September 30, 2018*	September 30, 2018
Cash flows provided by/(used in) operating activities:
Net increase in net assets resulting from operations	$67,158,698	$106,649	$484,632

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of long-term portfolio investments	(2,297,167,770)	(13,339,503)	(14,655,962)
Proceeds from disposition of long-term portfolio investments	1,607,110,235	9,480,189	14,241,861
Purchases to cover securities sold short	(816,876,702)	(6,389,682)	(7,131,813)
Proceeds from securities sold short	1,133,097,317	7,915,941	7,216,963
Net realized gain/(loss) on investments and securities sold short	9,826,789	249,427	(357,527)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	(74,330,594)	(352,278)	(103,795)
Increase/(decrease) in deposits with brokers for securities sold short	(104,205,877)	(48,013)	13,276
Increase in receivable for securities sold	(12,833,081)	(90,130)	(98,087)
Increase in cash collateral for securities lending	—	—	(15,953)
Increase in dividend and interest receivable	(808,265)	(2,817)	(856)
Increase in receivable from investment advisor	—	(28,955)	(54,515)
Increase/(decrease) in prepaid expenses and other assets	(66,283)	(456)	235
Increase in payable for investments purchased	11,288,587	89,484	100,734
Increase in use of cash collateral from securities lending	83,851,327	—	15,953
Increase/(decrease) in dividends and fees payable for securities sold short	471,229	1,003	(412)
Increase in payable for investment advisor	236,213	—	—
Increase in accrued expense payable	62,803	72,166	39,317

Net cash provided by/(used in) operating activities	(393,185,374)	(2,336,975)	(305,949)

Cash flows from financing activities:
Proceeds from shares sold	424,006,296	2,349,574	336,796
Payment of shares redeemed	(45,845,095)	(2,227)	(31,304)
Dividends and Distributions to Shareholders	(48,582)	—	—

Net cash provided by financing activities	378,112,619	2,347,347	305,492

Net increase/(decrease) in cash	(15,072,755)	10,372	(457)
Cash at beginning of period	16,334,131	—	4,342

Cash at end of period	$1,261,376	$10,372	$3,885

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$2,573,828	$12,817	$11,405

*	The Fund incepted on December 29, 2017.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund Institutional Class Shares
	For the	For the	For the	For the
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$13.00	$10.59	$9.28	$10.00

Net investment income(1)	0.10	0.06	0.07	0.03
Net realized and unrealized gain/(loss) on investments	2.68	2.41	1.42	(0.75)

Total from investment operations	2.78	2.47	1.49	(0.72)

Dividends and distributions to shareholders from:
Net investment income	(0.05)	(0.06)	(0.07)	—
Net realized capital gains	—	—	(0.11)	—

Total dividends and distributions to shareholders	(0.05)	(0.06)	(0.18)	—

Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	—

Net asset value, end of year/period	$15.73	$13.00	$10.59	$9.28

Total investment return(3)	21.45%	23.25%	16.14%	(7.20)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$631,060	$199,796	$44,190	$7,669
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.39%	3.61%	3.41%	3.63	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.39%	3.62%	3.80%	4.75	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.69%	0.46%	0.72%	0.62	%(5)
Portfolio turnover rate	218.46%	204.07%	234.14%	94.47	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund’s Institutional Class Shares would be 1.15%, 1.15%, 1.18% and 1.50% for the years ended September 30, 2018, 2017 and 2016 and the period ended September 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

82

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund Investor Class Shares
	For the
	Period
	Ended
	September 30,
	2018*
Per Share Operating Performance
Net asset value, beginning of period	$14.48

Net investment income(1)	0.05
Net realized and unrealized gain on investments	1.17

Total from investment operations	1.22

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Redemption fees	0.00	(2)

Net asset value, end of period	$15.70

Total investment return(3)	8.43%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$14,403
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.64	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.64	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.49	%(5)
Portfolio turnover rate	218.46%

*	Investor class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $14.48 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund’s Investor Class Shares would be 1.40% for the period ended September 30, 2018.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

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GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus All-Cap Fund Institutional Class Shares
	For the
	Period
	Ended
	September 30,
	2018*
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.02
Net realized and unrealized gain on investments	0.53

Total from investment operations	0.55

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Redemption fees	0.00	(2)

Net asset value, end of period	$10.55

Total investment return(3)	5.50%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$2,454
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.49	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	7.32	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.22	%(5)
Portfolio turnover rate	236.04	%(7)

*	Institutional class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.15% for the period ended September 30, 2018.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

84

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Index Plus Fund Institutional Class Shares
	For the	For the	For the
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.12	$9.99	$10.00

Net investment income(1)	0.11	0.12	—
Net realized and unrealized gain/(loss) on investments	2.22	2.01	(0.01)

Total from investment operations	2.33	2.13	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.18)	—	—
Net realized capital gains	(0.06)	—	—

Total dividends and distributions to shareholders	(0.24)	—	—

Redemption fees	0.00 (2)	—	—

Net asset value, end of year/period	$14.21	$12.12	$9.99

Total investment return(3)	19.46%	21.20%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$3,240	$2,450	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.84%	1.91%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(5)	6.18%	5.23%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.80%	1.08%	—
Portfolio turnover rate	347.10%	231.97%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.03% and 0.85% for the years ended September 30, 2018 and 2017, respectively.

(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

85

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
	For the	For the
	Year	Period
	Ended	Ended
	September 30,	September 30,
	2018	2017*
Per Share Operating Performance
Net asset value, beginning of period	$11.53	$10.00

Net investment income(1)	0.20	0.13
Net realized and unrealized gain on investments	2.39	1.40

Total from investment operations	2.59	1.53

Dividends and distributions to shareholders from:
Net investment income	(0.16)	—
Net realized capital gains	(0.26)	—

Total dividends and distributions to shareholders	(0.42)	—

Net asset value, end of period	$13.70	$11.53

Total investment return(2)	22.97%	15.30%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$3,529	$2,931
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.50%	0.50	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	2.55%	3.61	%(3)
Ratio of net investment income to average net assets	1.59%	1.66	%(3)
Portfolio turnover rate	229.59%	268.10	%(5)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

86

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Master Index Plus Fund Institutional Class Shares
	For the		For the
	Year		Period
	Ended		Ended
	September 30,		September 30,
	2018		2017*
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$10.00

Net investment income(1)	0.08		0.00	(2)
Net realized and unrealized gain on investments	1.99		0.60

Total from investment operations	2.07		0.60

Dividends and distributions to shareholders from:
Net investment income	(0.16)		—

Net asset value, end of period	$12.51		$10.60

Total investment return(3)	19.66%		6.00%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$1,318		$1,110
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00	%(4)	0.00	%(4)(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(6)(7)	7.96%		10.31	%(5)
Ratio of net investment income to average net assets	0.65%		0.00	%(4)(5)
Portfolio turnover rate	62.03%		0.00	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Amount is less than 0.005%.
(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

87

GOTHAM FUNDS

Notes to Financial Statements

September 30, 2018

1. Organization and Significant Accounting Policies

The Gotham Index Plus Fund, the Gotham Index Plus All-Cap Fund, the Gotham Enhanced Index Plus Fund (formerly, Gotham Index Core Fund), the Gotham Enhanced S&P 500 Index Fund and the Gotham Master Index Plus Fund (formerly, Gotham Master Long Fund) (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Index Plus All-Cap Fund (“Index Plus All-Cap”)	December 29, 2017
Gotham Enhanced Index Plus Fund (“Enhanced Index Plus”)	September 30, 2016
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Master Index Plus Fund (“Master Index Plus”) (operates as a “Fund of Funds”)	April 28, 2017

All the Funds except for the Enhanced S&P 500 Index and Master Index Plus seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Master Index Plus seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

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GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a common stock security with end of period value of $272 and $282, held by Index Plus All-Cap and Enhanced Index Plus, respectively. These securities are considered Level 2 as of and for the period ended September 30, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended September 30, 2018, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder service fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve months from inception of the Funds.

89

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Notes to Financial Statements (Continued)

September 30, 2018

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update, Statement of Cash Flows (Topic 230): Restricted Cash, which requires entities to include the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the beginning and ended cash balances in the statement of cash flows. The guidance applies retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2017. Management is currently evaluating the impact of this guidance to the Funds’ presentation in the statement of cash flows.

Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of September 30, 2018, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Index Plus	$530,195,094	$642,363,410	$128,746,197
Index Plus All-Cap	1,723,686	3,179,057	48,013
Enhanced Index Plus	1,306,765	2,739,765	22,081

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the period ended September 30, 2018:

90

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

Rebate (Income)/Fees
Index Plus	$(4,699,403)
Index Plus All-Cap	(12,710)
Enhanced Index Plus	(12,155)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the period ended September 30, 2018:

	Short Sales Proceeds	Financing Charges
Index Plus	$395,220,407	$5,560,505
Index Plus All-Cap	1,667,267	25,527
Enhanced Index Plus	1,272,945	23,560

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Index Plus	1.00%
Index Plus All-Cap(1)	1.00%
Enhanced Index Plus(2)	1.00%
Enhanced S&P 500 Index	0.50%
Master Index Plus(3)	—%

(1)	The Fund incepted on December 29, 2017.
(2)	Prior to March 2, 2018, the investment advisory fee was 0.70%.
(3)

For Master Index Plus, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 0.75% of Master Index Plus’ average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. Master Index Plus does not currently expect to invest in assets other than underlying funds.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Master Index Plus, exclusive of management fees, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended September 30, 2018.

	Institutional Class	Investor Class	Termination Date
Index Plus	1.15%	1.40%	January 31, 2020
Index Plus All-Cap(1)	1.15%	N/A	January 31, 2021
Enhanced Index Plus(2)	1.15%	N/A	January 31, 2020
Enhanced S&P 500 Index	0.50%	N/A	January 31, 2020
Master Index Plus(3)	0.00%	N/A	January 31, 2020

91

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

(1)	The Fund incepted on December 29, 2017.
(2)	Prior to March 2, 2018, the Expense Limitation was 0.85%.
(3)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

For the period ended September 30, 2018, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Index Plus	$3,850,533	$(9,187)	$3,841,346
Index Plus All-Cap	17,298	(83,564)	(66,266)
Enhanced Index Plus	25,832	(126,683)	(100,851)
Enhanced S&P 500 Index	16,181	(66,226)	(50,045)
Master Index Plus	—	(97,598)	(97,598)

For all Funds, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of September 30, 2018, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 09/30/2019	Expiration 09/30/2020	Expiration 09/30/2021
Index Plus
Institutional Class	$89,405	$18,635	$9,077
Investor Class	N/A	N/A	110
Index Plus All-Cap	N/A	N/A	83,564
Enhanced Index Plus	N/A	73,429	126,683
Enhanced S&P 500 Index	N/A	56,928	66,226
Master Index Plus	N/A	—	97,598

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Index Plus’ average daily net assets.

92

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended September 30, 2018 was $39,713. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following table lists each issuer owned by Master Index Plus that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during period ended September 30, 2018:

Master Index Plus
Name of Issuer	Value at 9/30/17	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 9/30/18	Shares Held at 9/30/18
Defensive Long 500	$219,516	$1,498	$1,498	$(249,584)	$39,817	$(11,247)	—	—
Enhanced 500	165,419	10,533	281	(193,648)	26,915	(9,219)	—	—
Enhanced Index Plus Fund	—	335,896	—	(2,250)	(5)	10,881	344,522	24,245
Enhanced Return	160,904	1,678	—	(188,857)	30,980	(4,705)	—	—
Enhanced S&P 500 Index	391,640	14,514	5,368	(129,721)	20,339	47,449	344,221	25,126
Index Plus	166,857	140,126	682	(2,242)	(1)	39,479	344,219	21,897
Index Plus All-Cap Fund	—	348,673	—	(2,249)	(26)	(2,426)	343,972	32,604

3. Investment in Securities

For the year ended September 30, 2018 for all Funds, (except for Index Plus All-Cap) and from the commencement of operations of Index Plus All-Cap on December 29, 2017 through September 30, 2018, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Index Plus	$2,290,389,679	$1,600,145,900
Index Plus All-Cap	13,303,438	9,444,105
Enhanced Index Plus	14,620,471	14,204,517
Enhanced S&P 500 Index	7,429,580	7,439,456
Master Index Plus	852,918	768,551

For the period ended September 30, 2018, the Funds had no purchases or sales of U.S. Government securities.

93

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

4. Capital Share Transactions

For the periods ended September 30, 2018 and September 30, 2017, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended September 30, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Index Plus:
Institutional Class Shares:
Sales	27,933,405	$412,950,184	12,320,198	$146,364,160
Reinvestments.	59,642	849,900	27,088	315,027
Redemption Fees*	—	3,805	—	2,944
Redemptions	(3,240,329)	(48,158,489)	(1,146,409)	(13,878,604)

Net Increase	24,752,718	$365,645,400	11,200,877	$132,803,527

Investor Class Shares:(1)
Sales	1,080,138	$16,232,854	—	$—
Reinvestments.	—	—	—	—
Redemption Fees*	—	33	—	—
Redemptions	(162,617)	(2,471,863)	—	—

Net Increase	917,521	$13,761,024	—	$—

Index Plus All-Cap:(2)
Institutional Class Shares:
Sales	232,907	$2,349,574	—	$—
Reinvestments.	—	—	—	—
Redemption Fees*	—	22	—	—
Redemptions	(213)	(2,249)	—	—

Net Increase	232,694	$2,347,347	—	$—

Enhanced Index Plus:
Institutional Class Shares:
Sales	24,471	$336,796	2,238	$25,000
Reinvestments.	3,831	49,413	—	—
Redemption Fees*	—	22	—	—
Redemptions	(2,439)	(31,326)	—	—

Net Increase	25,863	$354,905	2,238	$25,000

Enhanced S&P 500 Index:(3)
Institutional Class Shares:
Sales	4,654	$60,369	254,107	$2,581,173
Reinvestments.	8,869	105,813	—	—
Redemption Fees*	—	—	—	—
Redemptions	(10,056)	(129,741)	—	—

Net Increase	3,467	$36,441	254,107	$2,581,173

94

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

	For the Period Ended September 30, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Master Index Plus:(4)
Institutional Class Shares:
Sales	—	$—	104,657	$1,046,575
Reinvestments	729	8,311	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	729	$8,311	104,657	$1,046,575

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	Investor Class Shares of Index Plus incepted on December 29, 2017. The Class commenced operations on January 2, 2018.
(2)	The Fund incepted on December 29, 2017. The Fund commenced operations on January 2, 2018.
(3)	The Fund incepted on December 30, 2016. The Fund commenced operations on January 2, 2017.
(4)	The Fund incepted on April 28, 2017. The Fund commenced operations on May 1, 2017.

As of September 30, 2018, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Index Plus All-Cap
Affiliated Shareholders	43%
Affiliated Fund	13%
Enhanced Index Plus
Affiliated Fund	10%
Enhanced S&P 500 Index
Affiliated Fund	10%

5. Securities Lending

All Funds except for Gotham Enhanced S&P 500 Index Fund may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the period ended September 30, 2018, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of September 30, 2018 and the income generated from the programs during the period ended September 30, 2018, with respect to such loans are as follows:

95

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Index Plus	$119,940,793	$122,387,188	$—	$1,451
Enhanced Index Plus	297,461	23,585	280,381	707

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of September 30, 2018:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Index Plus	$119,940,793	$—	$119,940,793	$—	$(119,940,793)	$—
Enhanced Index Plus	297,461	—	297,461	—	(297,461)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent differences as of September 30, 2018, primarily attributed to non-deductible expenses, capitalized dividends on short sales and short term capital gain distributions from registered investment companies, were reclassified among the following accounts:

	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Accumulated Net Realized Loss	Increase/(Decrease) Additional Paid-In Capital
Index Plus	$286,484	$(286,484)	$—
Index Plus All-Cap	1,608	(1,608)	—
Enhanced Index Plus	1,826	(1,826)	—
Enhanced S&P 500 Index	2,203	—	(2,203)
Master Index Plus	8,776	(8,776)	—

96

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

The tax character of distributions paid by the Funds during the year/period ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Index Plus	$898,482	$—	$—
Enhanced Index Plus	49,413	—	—
Enhanced S&P 500 Index	105,813	—	—
Master Index Plus	16,622	—	—

The tax character of distributions paid by the Funds during the year/period ended September 30, 2017 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Index Plus	$316,257	$—	$—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Index Plus	$—	$2,617,418	$10,699,746	$77,713,824	$—	$—
Index Plus All Cap	—	5,406	—	225,596	(124,353)	—
Enhanced Index Plus	—	25,136	438,185	409,756	—	—
Enhanced S&P 500 Index	—	101,095	403,108	416,876	—	—
Master Index Plus	—	117,738	12,329	133,193	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2018 were primarily attributed to deferral of loss on unsettled trades, wash sales on unsettled short sales, wash sales, straddle losses outstanding, and qualified late-year losses. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Index Plus	$1,092,720,353	$124,470,218	$(46,756,394)	$77,713,824
Index Plus All-Cap	4,005,685	567,259	(341,663)	225,596
Enhanced Index Plus	4,190,530	628,249	(218,493)	409,756
Enhanced S&P 500 Index	3,129,091	459,273	(42,397)	416,876
Master Index Plus	1,243,741	135,645	(2,452)	133,193

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the period ended September 30, 2018, the Funds deferred to October 1, 2018 the following losses:

97

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

September 30, 2018

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Index Plus All-Cap	$—	$124,344	$9

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2018, the Funds did not have any long-term and short-term capital loss carryforwards.

For the period ended September 30, 2018, the following Fund utilized capital losses as follows:

Capital Losses Utilized
Index Plus	$39,132

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

98

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (five of the funds constituting FundVantage Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2018, the related statements of operations, statements of changes in net assets, and for the three funds designated with an asterisk in the table below, the statements of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations, the changes in each of their net assets, and for the three funds designated with an asterisk in the table below, each of their cash flows for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Gotham Index Plus Fund* and Gotham Enhanced Index Plus Fund*	Statements of operations and cash flows for the year ended September 30, 2018 and the statement of changes in net assets for each of the two years in the period ended September 30, 2018
Gotham Index Plus All-Cap Fund*	Statements of operations, changes in net assets, and cash flows for the period December 29, 2017 (commencement of operations) through September 30, 2018
Gotham Enhanced S&P 500 Index Fund	Statement of operations for the year ended September 30, 2018 and the statement of changes in net assets for the year ended September 30, 2018 and for the period December 30, 2016 (commencement of operations) through September 30, 2017
Gotham Master Index Plus Fund	Statement of operations for the year ended September 30, 2018 and the statement of changes in net assets for the year ended September 30, 2018 and for the period April 28, 2017 (commencement of operations) through September 30, 2017

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

99

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 27, 2018

We have served as the auditor of one or more investment companies in Gotham Asset Management LLC since 2011.

100

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each fund’s income and distributions for the taxable year ended September 30, 2018. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. During the fiscal year ended September 30, 2018, the following dividends and distributions were paid by each of the Funds:

	Ordinary Income	Long-Term Capital Gain
Index Plus	$898,482	$—
Enhanced Index Plus	49,413	—
Enhanced S&P 500 Index	105,813	—
Master Index Plus	16,622	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2018 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:

Index Plus	100.00%
Enhanced Index Plus	100.00%
Enhanced S&P 500 Index	33.49%
Master Index Plus	5.36%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

Index Plus	100.00%
Enhanced Index Plus	100.00%
Enhanced S&P 500 Index	34.07%
Master Index Plus	5.42%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

Master Index Plus	0.63%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2018. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2019.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

101

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made monthly on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Fund’s fiscal quarter.

Board Consideration of Investment Advisory Agreement

At a meeting held on June 25-26, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation for an additional one-year period of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of Gotham Index Plus Fund, Gotham Enhanced Index Plus Fund, Gotham Enhanced S&P 500 Index Fund, and Gotham Master Index Plus Fund (together, the “Funds”).

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding that may have a material impact on Gotham’s ability to service the Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports that were provided to them and discussions with management of the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Funds and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Funds as compared to their respective benchmark indices and Lipper categories for the one year, two year, three year, five year, ten year, year-to-date, and since inception periods ended March 31, 2018, as applicable. The Trustees considered the short term and long term performance of the Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Gotham Enhanced Index Plus Fund. The Trustees noted that the Gotham Enhanced Index Plus Fund outperformed the Lipper Large-Cap Core Funds Index and S&P 500 Daily Reinvested Index for the year-to-date, one year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Enhanced Index Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced S&P 500 Index Fund. The Trustees noted that the Gotham Enhanced S&P 500 Index Fund outperformed the S&P 500 Daily Reinvested Index and the Lipper Large-Cap Core Funds Index for the year-to-date, one year and since inception periods

102

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

ended March 31, 2018. The Trustees concluded that the performance of the Gotham Enhanced S&P 500 Index Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Index Plus Fund. The Trustees noted that the Institutional Class of the Gotham Index Plus Fund outperformed the S&P 500 Daily Reinvested Index and the Lipper Large-Cap Core Funds Index for the one year, two year, three year and since inception periods ended March 31, 2018 and underperformed the S&P 500 Daily Reinvested Index and the Lipper Large-Cap Core Funds Index for the year-to-date period ended March 31, 2018. The Trustees also noted that the Investor Class of the Gotham Index Plus Fund underperformed the S&P 500 Daily Reinvested Index and Lipper Large-Cap Core Funds Index for the period from January 2, 2018 (commencement of investment operations) through March 31, 2018. The Trustees concluded that the performance of the Gotham Index Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Master Index Plus Fund. The Trustees noted that the Gotham Master Index Plus Fund underperformed the HFRX Equity Hedge Index and outperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date period ended March 31, 2018 and outperformed the HFRX Equity Hedge Index and Lipper Alternative Long/Short Equity Funds Index for the since inception period ended March 31, 2018. The Trustees concluded that the performance of the Gotham Master Index Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Gotham’s relationship with the Funds.

The Trustees also reviewed information regarding the fees Gotham charges to other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Gotham Enhanced Index Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Large-Cap Core Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced Index Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced S&P 500 Index Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were equal to and lower than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Large-Cap Core Funds Index, respectively. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced S&P 500 Index Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Index Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s applicable Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Index Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

103

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

Gotham Master Index Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Alternative Long/Short Equity Funds Index. The Trustees discussed that the Gotham Master Index Plus Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees also discussed the limitations of the comparative expense information of the Gotham Master Index Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Nature and Quality of Services Provided by Adviser. The Trustees then considered the nature and quality of services provided by the Adviser. In evaluating the quality of services provided by Gotham, the Trustees considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to each Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Gotham Agreement, that the quality of the services appeared to be consistent with industry norms and that the Funds are likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost and Profitability. The Trustees then considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Funds, as well as Gotham’s profitability. The Trustees considered any direct or indirect revenues which would be received by Gotham. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected continued growth of the Funds.

Economies of Scale. In considering the reasonableness of the contractual investment advisory fees of each Fund, the Board considered whether economies of scale will be realized as a Fund grows and whether fee rate levels reflect these economies for the benefit of Fund shareholders. The Board noted that while some Funds have not achieved asset levels where economies of scale are present, certain Funds have asset levels where such economies may have a higher likelihood of being recognized sooner in the event asset growth continues. The Board noted the Adviser’s belief that breakpoints are not warranted at this time because each Fund is currently operating under a contractual expense limitation agreement whereby the Adviser waives its advisory fee and/or reimburses a Fund’s expenses to maintain a net expense ratio, that contractual advisory fees for the Funds are comparable to fees for other accounts of the Adviser using similar strategies, and that certain Funds utilizing a long-short all-cap strategy could have limited capacity for asset growth. Based on the foregoing information, the Board concluded that, it was not yet necessary to consider whether the fee structure of the funds provided an adequate mechanism for sharing the benefit of any such economies.

The Trustees determined to approve the Agreement for an additional one year period. In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Funds and their shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an additional one year period.

104

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

105

GOTHAM FUNDS

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Board” or the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (877) 974-6852.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	41	Optimum Fund Trust (registered investment company with 6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	41	None.

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	41	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	41	Copeland Trust (registered investment company with 2 portfolios).

106

GOTHAM FUNDS

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	41	Lincoln Variable Insurance Products Trust (registered investment company with 92 portfolios).

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax - U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.	President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

107

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTII-0918

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced 500 Fund

Gotham Enhanced 500 Core Fund

Gotham Neutral 500 Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Defensive Long Fund

Gotham Defensive Long 500 Fund

Gotham Short Strategies Fund

Gotham Large Value Fund

(formerly, Gotham Institutional Value Fund)

Gotham Total Return Fund

Gotham Master Neutral Fund

ANNUAL REPORT

September 30, 2018

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Large Value Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Total Return Fund will primarily engage in short sales and leverage through its investments in underlying funds. Gotham Short Strategies Fund will seek to gain exposure to short positions through the use of derivative instruments such as a total return swap agreement. A swap agreement can be a form of leverage, which can magnify gains or losses. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling 877-974-6852.

Annual Investment Adviser’s Report

September 30, 2018

(Unaudited)

Gotham Absolute 500 Fund (GFIVX)

Gotham Absolute 500 Core Fund (GACFX)

Gotham Enhanced 500 Fund (GENFX)

Gotham Enhanced 500 Core Fund (GECFX)

Gotham Neutral 500 Fund (GONFX)

Gotham Hedged Plus Fund (GHPLX)

Gotham Hedged Core Fund (GCHDX)

Gotham Defensive Long Fund (GDLIX)

Gotham Defensive Long 500 Fund (GDLFX)

Gotham Short Strategies Fund (GSSFX)

Gotham Large Value Fund (GVALX)

Gotham Total Return Fund (GTRFX)

Gotham Master Neutral Fund (GMNFX)

Dear Shareholder,

Gotham offers value-focused mutual funds with varying market cap universes and gross and net exposures that share the same investment philosophy, process and research. Gotham offers actively managed strategies (long/short and long-only) as well as strategies that combine an index component and an actively managed long/short overlay. Gotham’s all-cap funds select long and short stock portfolios from a diverse capitalization universe of U.S. stocks. Our large-cap funds select stocks primarily from the S&P 500. This letter describes Gotham’s strategies generally and provides performance insights on the funds listed above.

Our investment process begins with a research effort that seeks to value all of the companies in a fund’s respective investment universe. Our philosophy is simple. Although stock prices react to emotion over the short term, over the long term the market is very good at finding the fair value of stocks. Therefore, we believe that if we are good at valuing businesses (a share of stock represents a percentage ownership stake in a business), the market will agree with us...eventually.

For an individual stock, we believe the waiting period for the market to get it “right” is no more than 2 or 3 years in the vast majority of cases. For a group of stocks, we believe the average waiting period can often be much shorter. In other words, for us, there is a “true north” when it comes to the stock market. If we do a good job of analyzing and valuing companies, we believe the market will agree with us — even if it takes some time. This is crucial. No investment strategy, regardless of how good or logical, works all the time.

The important thing for us is to stick to our strategy even if it is not working over shorter time periods. We have well over 50 years of combined investment experience valuing and investing in publicly traded businesses. We know how to value businesses by using various measures of absolute and relative value. So, that’s how we invest. We buy companies that are at the biggest discount to our assessment of value and sell short (where applicable) those companies that are most expensive relative to our assessment of value. We do not plan to change this strategy or adopt other methodologies when short term stock prices do not reflect the values that we see.

Together with our investment team (led by Director of Research, Adam Barth), we follow a systematic process of researching and valuing companies, investing in our long and short portfolios and adjusting positions daily to take advantage of changing stock prices and fundamental information. The funds are highly diversified and invest in hundreds of positions. Our positions are not equally weighted. The funds invest in the cheapest companies and short (where applicable) the most expensive based on our assessment of value and subject to our risk constraints.

We manage our risks by requiring substantial portfolio diversification, setting maximum limits for sector concentration and by maintaining overall gross and net exposures within carefully defined ranges.

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Market Observations and Performance Commentary

Market action this fiscal year continued to follow a trend we have seen for most of this bull market where stocks that are typically defined as “growth” have far outperformed traditional “value” stocks. For the 12 months ending September 30, 2018, the Russell 1000 Pure Growth Index (not market cap weighted) returned 39.9%. For the same period, the Russell 1000 Pure Value Index returned only 4.9%, almost 35% less for the 12 month period.

Although Russell or Morningstar would generally put us in the “Blend” category, which is some combination of value and growth, we are actually cash flow oriented investors and value companies similar to the way that a private equity firm might consider buying an entire company. Our definition of value is to figure out what a business is worth and buy at a discount or sell short at a premium. This is largely based on corporate cash flows. It is not low price/book or low price/sales investing. This is why we have not been punished in this market as much as many traditional “value” investors.

Having said that, our short books (where applicable) have suffered headwinds that have mostly affected medium and small cap stocks. Though many of these shorts are growing quickly, they are very richly priced. Some are currently unprofitable, and others sell at 50 or 100 times corporate free cash flows. We are pleased with how we have managed our risks during the extreme growth environment and our opportunity set on the short side remains quite robust.

On the long side, though we cannot predict short term market moves and the overall market remains expensive, we believe that there is an opportunity to nicely exceed the positive returns we expect for large cap indexes. Combining these long returns with the attractive long/short spread environment that should be available from a market that does not continue up at a 15-20% annualized clip should hopefully lead to promising returns for our portfolios over the next several years.

Important Information

This letter is intended to assist shareholders in understanding how the Gotham Funds described herein performed during the period ended September 30, 2018, and reflects the views of the investment adviser at the time of this writing. Market and index valuations are based on Gotham’s valuation methodology. The views may change and do not guarantee the future performance of the Gotham Funds or the markets.

This letter contains forward-looking statements regarding future events, forecasts and expectations regarding equity markets and certain of Gotham’s strategies. Forward-looking statements may be identified terminology such terms as “may,” “expect,” “will,” “hope,” “believe” and/or comparable terminology. No assurance, representation, or warranty is made that any of Gotham’s expectations, views and/or objectives will be achieved and actual results may be significantly different than reflected herein.

The indices referenced herein are for comparison purposes only. The performance and volatility of the funds will be different than those of the indices. It is not possible to invest in the indices directly.

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Performance by Fund

Gotham Absolute 500 Fund (GFIVX)

•	The Fund returned +13.91% (net) for the trailing twelve month period and the HFRX Equity Hedge Index returned +1.79% over the same time period.

•	The spread for the period was +4.78%[1].

•	The long portfolio contributed +27.35% for the trailing twelve month period. The short portfolio detracted -11.89% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	7.16%	23.73%
	Consumer Discretionary	5.49%	21.77%

Short	Utilities	0.03%	-3.61%

	Largest Detractors
Long	Real Estate	-0.13%	1.46%

Short	Information Technology	-4.00%	-14.11%
	Health Care	-2.75%	-13.26%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	1.21%	2.88%
	Conocophillips	1.18%	2.37%

Short	Schlumberger Ltd	0.30%	-1.39%
	General Electric Co	0.28%	-0.49%

	Largest Detractors
Long	Celgene Corp	-0.32%	1.69%
	CVS Health Corp	-0.23%	1.72%

Short	Netflix Inc	-1.30%	-1.62%
	NVIDIA Corp	-0.75%	-1.51%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Absolute 500 Core Fund (GACFX)

•	The Fund returned +12.72% (net) for the trailing twelve month period and the HFRX Equity Hedge Index returned +1.79% over the same time period.

•	The spread for the period was +4.77%.

•	The long portfolio contributed +20.58% for the trailing twelve month period. The short portfolio detracted -6.97% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	5.19%	17.49%
	Consumer Discretionary	4.34%	17.45%

Short	Utilities	0.04%	-2.13%
	Materials	0.03%	-2.26%

	Largest Detractors
Long	Real Estate	-0.13%	1.28%

Short	Information Technology	-2.43%	-8.69%
	Health Care	-1.52%	-7.61%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	0.93%	2.23%
	Boeing Co	0.88%	1.54%

Short	General Electric Co	0.21%	-0.34%
	Schlumberger Ltd	0.19%	-0.87%

	Largest Detractors
Long	Tyson Foods Inc	-0.17%	0.59%
	Celgene Corp	-0.16%	1.36%

Short	Netflix Inc	-0.74%	-0.99%
	NVIDIA Corp	-0.42%	-0.93%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Enhanced 500 Fund (GENFX)

•	The Fund returned +21.68% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was +5.75%.

•	The long portfolio contributed +36.04% for the trailing twelve month period. The short portfolio detracted -11.81% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	9.53%	30.76%
	Consumer Discretionary	7.31%	27.99%

Short	Utilities	0.05%	-3.90%
	Financials	0.03%	-11.70%

	Largest Detractors
Long	Real Estate	-0.18%	1.72%

Short	Information Technology	-4.24%	-14.12%
	Health Care	-2.82%	-13.38%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Boeing Co	1.58%	2.81%
	Apple Inc	1.57%	3.17%

Short	General Electric Co	0.38%	-0.52%
	Schlumberger Ltd	0.32%	-1.37%

	Largest Detractors
Long	Celgene Corp	-0.54%	2.19%
	Tyson Foods Inc	-0.32%	0.96%

Short	Netflix Inc	-1.41%	-1.55%
	NVIDIA Corp	-0.80%	-1.45%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Enhanced 500 Core Fund (GECFX)

•	The Fund returned +19.86% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was +5.77%.

•	The long portfolio contributed +27.02% for the trailing twelve month period. The short portfolio detracted -5.47% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	7.06%	22.75%
	Consumer Discretionary	5.70%	22.11%

Short	Materials	0.03%	-1.79%
	Utilities	0.02%	-1.72%

	Largest Detractors
Long	Real Estate	-0.13%	1.33%

Short	Information Technology	-1.92%	-6.62%
	Health Care	-1.30%	-6.15%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Boeing Co	1.25%	2.17%
	Apple Inc	1.23%	2.69%

Short	General Electric Co	0.23%	-0.32%
	Schlumberger Ltd	0.16%	-0.69%

	Largest Detractors
Long	Celgene Corp	-0.24%	1.64%
	Kraft Heinz Co (The)	-0.22%	1.19%

Short	Netflix Inc	-0.60%	-0.75%
	NVIDIA Corp	-0.34%	-0.65%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Neutral 500 Fund (GONFX)

•	The Fund returned +9.09% (net) for the trailing twelve month period and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index returned +1.59% over the same time period.

•	The spread for the period was +5.43%.

•	The long portfolio contributed +22.32% for the trailing twelve month period. The short portfolio detracted -12.52% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	5.92%	20.46%
	Consumer Discretionary	4.34%	17.23%

Short	Financials	0.18%	-10.97%
	Utilities	0.10%	-4.84%

	Largest Detractors
Long	Real Estate	-0.12%	1.27%

Short	Information Technology	-4.60%	-16.55%
	Health Care	-2.66%	-15.52%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	1.01%	2.18%
	Boeing Co	0.94%	1.68%

Short	Schlumberger Ltd	0.37%	-1.25%
	Bristol-Myers Squibb Co	0.34%	-1.06%

	Largest Detractors
Long	Celgene Corp	-0.50%	1.56%
	Schlumberger Ltd	-0.21%	1.04%

Short	Netflix Inc	-1.46%	-1.78%
	NVIDIA Corp	-0.91%	-1.71%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Hedged Plus Fund (GHPLX)

•	The Fund returned +15.00% (net) for the trailing twelve month period and the HFRX Equity Hedge Index returned +1.79% over the same time period.

•	The spread for the period was +5.35%.

•	The long portfolio contributed +28.20% for the trailing twelve month period. The short portfolio detracted -12.11% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	8.86%	29.42%
	Consumer Discretionary	5.06%	20.35%

Short	Financials	0.17%	-8.33%
	Utilities	0.10%	-5.40%

	Largest Detractors
Long	Real Estate	-0.09%	1.67%

Short	Information Technology	-4.20%	-14.46%
	Health Care	-2.78%	-15.05%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	1.96%	3.90%
	Boeing Co	1.06%	2.07%

Short	Schlumberger Ltd	0.36%	-1.60%
	General Electric Co	0.30%	-0.75%

	Largest Detractors
Long	Celgene Corp	-0.57%	1.61%
	Schlumberger Ltd	-0.24%	0.42%

Short	Netflix Inc	-1.52%	-1.82%
	NVIDIA Corp	-0.82%	-1.42%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Hedged Core Fund (GCHDX)

•	The Fund returned +12.93% (net) for the trailing twelve month period and the HFRX Equity Hedge Index returned +1.79% over the same time period.

•	The spread for the period was +5.23%.

•	The long portfolio contributed +18.44% for the trailing twelve month period. The short portfolio detracted -5.14% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	6.08%	20.98%
	Consumer Discretionary	3.38%	12.97%

Short	Financials	0.19%	-3.34%
	Utilities	0.03%	-2.20%

	Largest Detractors
Long	Real Estate	-0.06%	1.09%

Short	Information Technology	-1.69%	-5.96%
	Health Care	-1.24%	-6.36%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	1.51%	3.12%
	Microsoft Corp	0.76%	1.68%

Short	Schlumberger Ltd	0.16%	-0.77%
	Incyte Corp	0.10%	-0.16%

	Largest Detractors
Long	Celgene Corp	-0.27%	0.88%
	AT&T Inc	-0.14%	0.69%

Short	Netflix Inc	-0.61%	-0.74%
	salesforce.com Inc	-0.31%	-0.63%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Defensive Long Fund (GDLIX)

•	The Fund returned +10.68% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was -4.69%.

•	The long portfolio contributed +30.25% for the trailing twelve month period. The short portfolio detracted -16.56% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Consumer Discretionary	10.31%	41.09%
	Information Technology	8.18%	32.44%

Short	Materials	0.24%	-4.92%

	Largest Detractors
Short	Information Technology	-5.34%	-19.68%
	Consumer Discretionary	-3.89%	-16.44%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Amazon.com Inc	0.94%	1.59%
	Twenty-First Century Fox Inc	0.89%	1.41%

Short	Overstock.com Inc	0.55%	-0.73%
	Camping World Holdings Inc	0.21%	-0.31%

	Largest Detractors
Long	Tyson Foods Inc	-0.37%	1.19%
	Kraft Heinz Co (The)	-0.36%	1.20%

Short	iRobot Corp	-0.59%	-0.88%
	ENSCO Plc	-0.53%	-0.51%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Defensive Long 500 Fund (GDLFX)

•	The Fund returned +18.42% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	The spread for the period was +3.90%.

•	The long portfolio contributed +32.49% for the trailing twelve month period. The short portfolio detracted -11.69% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Consumer Discretionary	7.40%	28.53%
	Health Care	7.34%	31.93%

Short	Materials	0.10%	-3.67%
	Utilities	0.09%	-3.33%

	Largest Detractors
Long	Real Estate	-0.11%	5.61%

Short	Information Technology	-4.76%	-16.91%
	Health Care	-2.78%	-12.09%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	1.56%	3.51%
	Conocophillips	1.42%	2.79%

Short	General Electric Co	0.38%	-0.57%
	Schlumberger Ltd	0.32%	-1.47%

	Largest Detractors
Long	Philip Morris International Inc	-0.46%	2.60%
	Kraft Heinz Co (The)	-0.32%	1.61%

Short	Netflix Inc	-1.37%	-1.68%
	NVIDIA Corp	-0.81%	-1.85%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Short Strategies Fund (GSSFX)

•	The Fund returned -9.90% (net) for the trailing twelve month period and the 50% Inverse of S&P 500 returned -9.15% over the same time period.

•	The spread for the period was -1.67%.

•	The long portfolio contributed +13.48% for the trailing twelve month period. The short portfolio detracted -22.91% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Consumer Discretionary	4.42%	23.69%
	Health Care	3.71%	12.96%

	Largest Detractors
Long	Consumer Staples	-0.30%	11.63%
	Communication Services	-0.12%	1.55%

Short	Information Technology	-8.57%	-35.64%
	Industrials	-4.19%	-30.54%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Bioverativ Inc	1.16%	1.26%
	Kohl’s Corp	0.59%	0.75%

Short	Mallinckrodt Plc	1.02%	-1.27%
	Akorn Inc	0.65%	-1.00%

	Largest Detractors
Long	Spectrum Brands Holdings Inc	-0.56%	0.84%
	Celgene Corp	-0.45%	0.84%

Short	Akamai Technologies Inc	-0.65%	-1.57%
	Amazon.com Inc	-0.59%	-1.29%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Large Value Fund (GVALX)

•	The Fund returned +18.93% (net) for the trailing twelve month period and the S&P 500 Total Return Index returned +17.91% over the same time period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	5.50%	18.64%
	Consumer Discretionary	4.56%	17.33%

	Largest Detractors
Long	None

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Boeing Co	0.79%	1.35%
	Conocophillips	0.70%	1.36%

	Largest Detractors
Long	Celgene Corp	-0.22%	0.89%
	Kraft Heinz Co (the)	-0.14%	0.71%

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

Gotham Total Return Fund (GTRFX)

•	The Fund’s Institutional Class returned +15.73% (net) for the trailing twelve month period and the HFRX Equity Hedge Index returned +1.79% over the same time period.

•	The spread for the period was +1.16%.

•	The long portfolio contributed +31.55% for the trailing twelve month period. The short portfolio detracted -15.37% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Health Care	5.73%	27.89%
	Information Technology	5.44%	28.80%

	Largest Detractors
Short	Information Technology	-2.97%	-16.09%
	Health Care	-2.35%	-13.11%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Apple Inc	0.68%	3.27%
	Wal-Mart Stores Inc	0.61%	2.62%

Short	General Electric Co	0.02%	-0.38%
	Lockheed Martin Corp	0.01%	-0.18%

	Largest Detractors
Long	SPDR S&P 500 ETF Trust	-0.08%	0.43%
	Schlumberger Ltd	-0.06%	0.17%

Short	PayPal Holdings Inc	-0.25%	-0.99%
	Netflix Inc	-0.25%	-1.39%

Annual Investment Adviser’s Report (Concluded)

September 30, 2018

(Unaudited)

Gotham Master Neutral Fund (GMNFX)

•	The Fund returned +2.79% (net) for the trailing twelve month period and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index returned +1.59% over the same time period.

•	The spread for the period was -1.10%.

•	The long portfolio contributed +9.03% for the trailing twelve month period. The short portfolio detracted -8.67% for the period.

•	Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Consumer Discretionary	2.19%	19.67%
	Health Care	2.00%	16.22%

	Largest Detractors
Short	Information Technology	-2.38%	-18.90%
	Health Care	-1.61%	-15.09%

Stock Contributors/Detractors

		Average Contribution	Average Exposure
	Largest Contributors
Long	Bioverativ Inc	0.38%	0.56%
	Advanced Micro Devices Inc	0.33%	0.23%

Short	Adient Plc	0.16%	-0.45%
	Akom Inc	0.11%	-0.30%

	Largest Detractors
Long	Spectrum Brands Holdings Inc	-0.16%	0.22%
	Sanderson Farms Inc	-0.10%	0.41%

Short	Amazon.com Inc	-0.17%	-0.74%
	UnderArmour Inc	-0.15%	-0.28%

[1]	The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

GOTHAM FUNDS

Gotham Absolute 500 Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute 500 Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	3 Year	Since Inception
Institutional Class Shares	13.91%	11.44%	8.15%*
HFRX Equity Hedge Index	1.79%	3.22%	1.95%**

*	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 3.78% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.20% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Absolute 500 Core Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute 500 Core Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	12.72%	12.31%*
HFRX Equity Hedge Index	1.79%	4.81%**

*	The Gotham Absolute 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 5.33% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced 500 Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	3 Year	Since Inception
Institutional Class Shares	21.68%	18.53%	11.40%*
S&P 500® Total Return Index	17.91%	17.31%	11.99%**

*	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 4.18% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.83% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Enhanced 500 Core Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced 500 Core Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	19.86%	19.23%*
S&P 500® Total Return Index	17.91%	18.26%**

*	The Gotham Enhanced 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 5.28% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.21% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Neutral 500 Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Neutral 500 Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	9.09%	8.39%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.59%	1.12%**

*	The Gotham Neutral 500 Fund (the “Fund”) commenced operations on October 1, 2016. The Fund’s inception date was September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 6.02% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.24% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham Hedged Plus Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Hedged Plus Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	15.00%	12.18%*
HFRX Equity Hedge Index	1.79%	4.78%**

*	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 8.46% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.10% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Hedged Core Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Hedged Core Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	12.93%	13.16%*
HFRX Equity Hedge Index	1.79%	4.81%**

*	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 4.91% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.40% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Defensive Long Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Defensive Long Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	10.68%	9.68%*
S&P 500® Total Return Index	17.91%	18.26%**

*	The Gotham Defensive Long Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 8.27% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.62% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Defensive Long 500 Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	18.42%	17.76%*
S&P 500® Total Return Index	17.91%	18.26%**

*	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 5.01% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.80% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Short Strategies Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Short Strategies Fund Institutional Class Shares

vs the 50% Inverse of the Standard & Poor’s 500® Total Return Index (“50% Inverse of the S&P 500®”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 year	3 Year	5 Year	10 Year
Institutional Class Shares*	-9.90%	-5.35%	-3.73%	-0.96%
50% Inverse of the S&P 500®	-9.15%	-8.44%	-7.35%	-6.91%

*

A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 3.06% and the “Total Annual Fund Operating Expenses After Fee waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until July 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Large Value Fund

Annual Report
Performance Data
September 30, 2018
(Unaudited)

Comparison of Change in Value of $100,000 Investment in Gotham Large Value Fund Institutional Class Shares
vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	18.93%	16.35%*
S&P 500® Total Return Index	17.91%	16.11%**

*	The Gotham Large Value Fund (the “Fund”) commenced operations on December 31, 2015.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018 (as supplemented on August 27, 2018), the “Total Annual Fund Operating Expenses” are 4.35% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to August 31, 2018, the Expense Limitation was 0.95%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Total Return Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Total Return Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns For the Periods Ended September 30, 2018
	1 Year	3 years	Since Inception
Institutional Class Shares	15.73%	13.70%	9.44%*
Investor Class Shares	N/A	N/A	5.95%*,**
HFRX Equity Hedge Index	1.79%	3.22%	1.20%***

*	Institutional Class shares and Investor Class shares of the Gotham Total Return Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
**	Not Annualized.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of the shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 4.25% and 3.51%, 4.50% and 3.76%, respectively, for the Institutional Class shares and Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions) do not exceed 0.00% with respect to Institutional Class shares (on an annual basis) and 0.25% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Total Return Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.

GOTHAM FUNDS

Gotham Master Neutral Fund

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Master Neutral Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Institutional Class Shares	2.79%	2.52%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.59%	1.41%**

*	The Gotham Master Neutral Fund (the “Fund”) commenced operations on April 28, 2017.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2018, the “Total Annual Fund Operating Expenses” are 5.84% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 1.55% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Fund Expense Disclosure

September 30, 2018

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2018, and held for the entire period through September 30, 2018.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute 500 Fund
Institutional Class
Actual	$1,000.00	$1,062.00	2.65%	$13.70
Hypothetical (5% return before expenses)	1,000.00	1,011.78	2.65%	13.37

Gotham Absolute 500 Core Fund
Institutional Class
Actual	$1,000.00	$1,061.30	1.86%	$9.60
Hypothetical (5% return before expenses)	1,000.00	1,015.75	1.86%	9.39

Gotham Enhanced 500 Fund
Institutional Class
Actual	$1,000.00	$1,103.40	3.56%	$18.79
Hypothetical (5% return before expenses)	1,000.00	1,007.20	3.56%	17.93

GOTHAM FUNDS

Fund Expense Disclosure (Continued)

September 30, 2018

(Unaudited)

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Enhanced 500 Core Fund
Institutional Class
Actual	$1,000.00	$1,102.40	2.09%	$11.01
Hypothetical (5% return before expenses)	1,000.00	1,014.59	2.09%	10.55

Gotham Neutral 500 Fund
Institutional Class
Actual	$1,000.00	$1,035.40	2.29%	$11.67
Hypothetical (5% return before expenses)	1,000.00	1,013.60	2.29%	11.54

Gotham Hedged Plus Fund
Institutional Class
Actual	$1,000.00	$1,067.20	2.62%	$13.60
Hypothetical (5% return before expenses)	1,000.00	1,011.91	2.62%	13.23

Gotham Hedged Core Fund
Institutional Class
Actual	$1,000.00	$1,068.70	1.10%	$5.68
Hypothetical (5% return before expenses)	1,000.00	1,019.57	1.10%	5.55

Gotham Defensive Long Fund
Institutional Class
Actual	$1,000.00	$1,042.50	3.53%	$18.05
Hypothetical (5% return before expenses)	1,000.00	1,007.39	3.53%	17.74

Gotham Defensive Long 500 Fund
Institutional Class
Actual	$1,000.00	$1,095.40	3.51%	$18.43
Hypothetical (5% return before expenses)	1,000.00	1,007.48	3.51%	17.66

Gotham Short Strategies Fund
Institutional Class
Actual	$1,000.00	$902.40	1.35%	$6.44
Hypothetical (5% return before expenses)	1,000.00	1,018.30	1.35%	6.83

Gotham Large Value Fund
Institutional Class
Actual	$1,000.00	$1,101.50	0.83%	$4.39
Hypothetical (5% return before expenses)	1,000.00	1,020.89	0.83%	4.22

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

September 30, 2018

(Unaudited)

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$1,072.10	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,025.07	0.00%	—
Investor Class
Actual	$1,000.00	$1,070.60	0.25%	$1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25%	1.27

Gotham Master Neutral Fund
Institutional Class
Actual	$1,000.00	$994.20	0.18%	$0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.18	0.18%	0.90

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended September 30, 2018, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 365 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	18.0%	$2,656,929
Capital Goods	13.2	1,949,099
Energy	12.3	1,817,237
Software & Services	11.6	1,712,607
Retailing	10.7	1,575,039
Food, Beverage & Tobacco	9.9	1,455,222
Technology Hardware & Equipment	9.5	1,391,997
Pharmaceuticals, Biotechnology & Life Sciences	8.1	1,186,114
Media	6.4	940,704
Diversified Financials	6.3	926,353
Household & Personal Products	6.1	894,932
Food & Staples Retailing	6.0	878,591
Transportation	4.0	594,179
Materials	3.9	575,502
Telecommunication Services	3.1	463,879
Utilities	2.9	431,895
Insurance	2.8	411,941
Commercial & Professional Services	1.9	284,145
Semiconductors & Semiconductor
Equipment	1.9	272,498
Consumer Services	1.7	247,721
Consumer Durables & Apparel	1.5	217,277
Real Estate	0.5	79,386
Automobiles & Components	0.2	30,260

Total Long Positions	142.5	20,993,507

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(23,588)
Technology Hardware & Equipment	(0.6)	(91,700)
Commercial & Professional Services	(0.7)	(109,103)
Media	(1.1)	(158,704)
Retailing	(1.6)	(234,149)
Telecommunication Services	(1.6)	(235,497)
Automobiles & Components	(1.8)	(269,336)
Transportation	(2.0)	(301,030)
Consumer Durables & Apparel	(2.1)	(306,041)
Consumer Services	(2.2)	(316,020)
Food, Beverage & Tobacco	(2.4)	(349,700)
Materials	(2.8)	(412,687)
Insurance	(4.1)	(608,939)
Health Care Equipment & Services	(4.2)	(615,222)
Pharmaceuticals, Biotechnology & Life Sciences	(4.5)	(657,049)
Utilities	(4.7)	(691,568)
Semiconductors & Semiconductor Equipment	(5.1)	(755,869)
Diversified Financials	(5.5)	(805,795)
Real Estate	(6.1)	(900,115)
Energy	(6.6)	(972,666)
Banks	(6.7)	(992,363)
Capital Goods	(7.0)	(1,035,688)
Software & Services	(8.9)	(1,312,208)
Total Short Positions	(82.5)	(12,155,037)

Other Assets in Excess of Liabilities	40.0	5,892,555

NET ASSETS	100.0%	$14,731,025

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	13.9%	$350,539
Capital Goods	10.2	257,076
Energy	10.1	253,893
Retailing	9.1	230,058
Software & Services	9.1	228,810
Food, Beverage & Tobacco	8.1	203,691
Technology Hardware & Equipment	7.3	185,486
Pharmaceuticals, Biotechnology & Life Sciences	6.0	151,217
Media	5.1	128,253
Household & Personal Products	5.0	125,136
Food & Staples Retailing	4.9	122,477
Diversified Financials	3.9	99,375
Transportation	2.8	70,998
Materials	2.7	69,229
Telecommunication Services	2.5	62,751
Insurance	2.4	61,663
Utilities	2.3	58,687
Commercial & Professional Services	1.5	38,612
Consumer Services	1.5	38,105
Semiconductors & Semiconductor Equipment	1.5	37,240
Consumer Durables & Apparel	1.0	24,183
Real Estate	0.7	17,261
Automobiles & Components	0.2	4,122

Total Long Positions	111.8	2,818,862

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.1)%	$(2,386)
Technology Hardware & Equipment	(0.4)	(9,843)
Commercial & Professional Services	(0.5)	(13,069)
Media	(0.7)	(16,294)
Retailing	(0.9)	(23,091)
Telecommunication Services	(1.0)	(25,286)
Automobiles & Components	(1.1)	(27,993)
Consumer Services	(1.1)	(28,718)
Consumer Durables & Apparel	(1.2)	(31,020)
Transportation	(1.3)	(32,621)
Food, Beverage & Tobacco	(1.3)	(33,007)
Materials	(1.6)	(41,375)
Health Care Equipment & Services	(2.4)	(59,355)
Insurance	(2.7)	(68,104)
Pharmaceuticals, Biotechnology & Life Sciences	(2.7)	(68,320)
Utilities	(2.8)	(71,585)
Semiconductors & Semiconductor Equipment	(3.1)	(77,612)
Diversified Financials	(3.4)	(86,803)
Real Estate	(3.8)	(96,261)
Banks	(4.2)	(104,489)
Capital Goods	(4.4)	(110,387)
Energy	(4.7)	(117,465)
Software & Services	(5.4)	(136,400)

Total Short Positions	(50.8)	(1,281,484)

Other Assets in Excess of Liabilities	39.0	984,616

NET ASSETS	100.0%	$2,521,994

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	22.8%	$7,629,611
Capital Goods	18.7	6,240,515
Software & Services	15.9	5,312,113
Energy	15.4	5,148,083
Retailing	13.9	4,632,116
Technology Hardware & Equipment	12.9	4,309,615
Food, Beverage & Tobacco	12.6	4,224,255
Pharmaceuticals, Biotechnology & Life Sciences	10.2	3,407,075
Media	8.3	2,766,924
Diversified Financials	8.2	2,756,627
Household & Personal Products	7.6	2,540,794
Food & Staples Retailing	7.4	2,461,638
Transportation	5.9	1,974,775
Materials	5.1	1,693,596
Telecommunication Services	4.2	1,401,385
Insurance	3.5	1,187,368
Utilities	3.4	1,126,985
Commercial & Professional Services	2.5	838,426
Semiconductors & Semiconductor Equipment	2.4	792,309
Consumer Services	2.3	776,947
Consumer Durables & Apparel	1.5	517,274
Automobiles & Components	0.3	89,241
Real Estate	0.2	80,589

Total Long Positions	185.2	61,908,261

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.1)%	$(35,467)
Household & Personal Products	(0.2)	(63,016)
Technology Hardware & Equipment	(0.6)	(217,191)
Commercial & Professional Services	(0.8)	(259,439)
Media	(1.0)	(333,049)
Telecommunication Services	(1.7)	(578,248)
Automobiles & Components	(1.8)	(616,175)
Retailing	(1.9)	(628,795)
Consumer Durables & Apparel	(1.9)	(646,002)
Transportation	(2.1)	(700,322)
Consumer Services	(2.5)	(842,617)
Materials	(2.8)	(929,272)
Food, Beverage & Tobacco	(3.3)	(1,094,685)
Health Care Equipment & Services	(3.7)	(1,245,026)
Pharmaceuticals, Biotechnology & Life Sciences	(4.7)	(1,555,096)
Insurance	(4.7)	(1,567,073)
Utilities	(5.2)	(1,741,361)
Semiconductors & Semiconductor Equipment	(5.3)	(1,776,734)
Diversified Financials	(5.5)	(1,854,334)
Real Estate	(5.9)	(1,985,205)
Energy	(6.4)	(2,126,451)
Banks	(7.2)	(2,396,853)
Capital Goods	(7.8)	(2,594,486)
Software & Services	(9.0)	(2,993,401)

Total Short Positions	(86.1)	(28,780,298)

Other Assets in Excess of Liabilities	0.9	309,197

NET ASSETS	100.0%	$33,437,160

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	17.4%	$500,591
Capital Goods	13.8	397,445
Software & Services	11.8	338,413
Energy	11.6	333,911
Retailing	11.4	329,190
Food, Beverage & Tobacco	9.7	280,420
Technology Hardware & Equipment	9.7	279,263
Pharmaceuticals, Biotechnology & Life Sciences	7.9	227,046
Media	6.8	195,245
Household & Personal Products	6.0	171,946
Food & Staples Retailing	5.8	165,560
Diversified Financials	5.2	150,024
Transportation	4.0	116,124
Materials	3.5	101,759
Telecommunication Services	3.1	89,597
Insurance	3.0	84,870
Consumer Services	2.1	60,339
Utilities	1.9	55,802
Commercial & Professional Services	1.9	55,713
Semiconductors & Semiconductor Equipment	1.7	49,890
Consumer Durables & Apparel	0.9	26,014
Automobiles & Components	0.2	5,798
Real Estate	0.2	5,547

Total Long Positions	139.6	4,020,507

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.1)%	$(2,085)
Technology Hardware & Equipment	(0.3)	(8,731)
Commercial & Professional Services	(0.4)	(11,428)
Media	(0.5)	(14,339)
Telecommunication Services	(0.8)	(23,372)
Retailing	(0.8)	(24,158)
Automobiles & Components	(0.9)	(24,794)
Consumer Durables & Apparel	(0.9)	(25,552)
Transportation	(1.0)	(28,719)
Consumer Services	(1.1)	(31,643)
Materials	(1.2)	(35,813)
Food, Beverage & Tobacco	(1.5)	(43,393)
Health Care Equipment & Services	(1.6)	(47,056)
Insurance	(2.2)	(64,010)
Pharmaceuticals, Biotechnology & Life Sciences	(2.3)	(65,211)
Utilities	(2.3)	(65,292)
Diversified Financials	(2.5)	(73,369)
Semiconductors & Semiconductor Equipment	(2.6)	(75,625)
Banks	(3.2)	(93,281)
Energy	(3.3)	(93,645)
Real Estate	(3.3)	(93,937)
Capital Goods	(3.6)	(102,495)
Software & Services	(3.8)	(109,621)

Total Short Positions	(40.2)	(1,157,569)

Other Assets in Excess of Liabilities	0.6	18,180

Net Assets	100.0%	$2,881,118

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	15.1%	$927,005
Capital Goods	11.8	726,761
Energy	10.6	652,878
Software & Services	10.2	629,702
Retailing	8.9	549,571
Technology Hardware & Equipment	8.4	517,981
Food, Beverage & Tobacco	8.4	513,687
Pharmaceuticals, Biotechnology & Life Sciences	6.6	404,726
Diversified Financials	5.4	329,553
Food & Staples Retailing	5.1	313,982
Media	5.0	305,250
Household & Personal Products	4.9	299,727
Transportation	3.6	221,948
Materials	3.1	191,840
Utilities	2.9	176,088
Telecommunication Services	2.6	158,888
Insurance	2.3	141,470
Semiconductors & Semiconductor Equipment	2.3	140,640
Commercial & Professional Services	1.6	99,783
Consumer Durables & Apparel	1.3	81,674
Consumer Services	1.1	70,231
Real Estate	0.4	26,735
Automobiles & Components	0.2	10,872

Total Long Positions	121.8	7,490,992

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.1)%	$(4,932)
Household & Personal Products	(0.2)	(13,559)
Technology Hardware & Equipment	(0.8)	(48,922)
Commercial & Professional Services	(0.8)	(50,346)
Media	(1.2)	(76,256)
Retailing	(1.8)	(107,902)
Telecommunication Services	(1.8)	(112,493)
Automobiles & Components	(2.2)	(132,648)
Consumer Durables & Apparel	(2.3)	(138,558)
Transportation	(2.4)	(150,433)
Consumer Services	(2.7)	(167,518)
Food, Beverage & Tobacco	(2.8)	(169,557)
Materials	(3.1)	(190,033)
Health Care Equipment & Services	(4.2)	(257,045)
Insurance	(4.9)	(302,167)
Pharmaceuticals, Biotechnology & Life Sciences	(5.4)	(332,469)
Utilities	(6.0)	(370,010)
Semiconductors & Semiconductor Equipment	(6.2)	(380,136)
Diversified Financials	(6.7)	(412,276)
Real Estate	(7.0)	(433,477)
Energy	(7.4)	(456,593)
Banks	(7.9)	(486,518)
Capital Goods	(8.0)	(489,215)
Software & Services	(10.7)	(660,973)

Total Short Positions	(96.6)	(5,944,036)

Other Assets in Excess of Liabilities	74.8	4,602,417

NET ASSETS	100.0%	$6,149,373

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	16.6%	$441,788
Software & Services	15.2	405,184
Capital Goods	14.9	396,436
Technology Hardware & Equipment	11.6	310,317
Energy	11.5	307,182
Retailing	11.1	295,931
Pharmaceuticals, Biotechnology & Life Sciences	9.5	253,612
Food, Beverage & Tobacco	8.5	227,246
Diversified Financials	7.6	203,821
Food & Staples Retailing	5.8	154,113
Media	5.4	143,026
Transportation	4.8	127,601
Household & Personal Products	4.8	126,931
Materials	3.7	98,067
Utilities	3.3	87,125
Telecommunication Services	2.7	71,357
Semiconductors & Semiconductor Equipment	2.3	61,386
Insurance	2.3	60,501
Banks	1.6	43,465
Consumer Durables & Apparel	1.6	43,381
Commercial & Professional Services	1.6	43,115
Consumer Services	1.2	32,066
Real Estate	0.5	13,834
Automobiles & Components	0.2	5,315

Total Long Positions	148.3	3,952,800

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(4,886)
Technology Hardware & Equipment	(0.7)	(20,462)
Commercial & Professional Services	(0.9)	(23,947)
Media	(1.2)	(32,262)
Telecommunication Services	(1.5)	(39,188)
Automobiles & Components	(2.1)	(57,221)
Transportation	(2.2)	(58,594)
Retailing	(2.3)	(60,842)
Consumer Durables & Apparel	(2.5)	(67,178)
Consumer Services	(2.8)	(73,923)
Materials	(3.0)	(80,115)
Food, Beverage & Tobacco	(3.1)	(82,201)
Insurance	(4.2)	(111,563)
Health Care Equipment & Services	(4.4)	(119,010)
Pharmaceuticals, Biotechnology & Life Sciences	(4.6)	(122,167)
Diversified Financials	(5.2)	(138,924)
Banks	(5.7)	(151,833)
Semiconductors & Semiconductor Equipment	(5.9)	(157,281)
Capital Goods	(6.5)	(172,501)
Software & Services	(6.6)	(175,428)
Utilities	(6.7)	(178,031)
Real Estate	(7.5)	(199,972)
Energy	(8.0)	(213,666)

Total Short Positions	(87.8)	(2,341,195)

Other Assets in Excess of Liabilities	39.5	1,053,829

NET ASSETS	100.0%	$2,665,434

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	11.6%	$296,486
Health Care Equipment & Services	9.8	251,718
Capital Goods	8.9	226,758
Retailing	8.0	206,169
Technology Hardware & Equipment	7.7	197,371
Energy	6.9	175,744
Pharmaceuticals, Biotechnology & Life Sciences	6.8	173,385
Food, Beverage & Tobacco	5.2	133,786
Diversified Financials	5.2	132,489
Food & Staples Retailing	3.5	90,036
Media	3.3	84,743
Transportation	3.0	75,953
Household & Personal Products	2.8	70,985
Materials	2.3	59,126
Banks	2.1	53,750
Utilities	2.0	51,651
Telecommunication Services	1.6	40,363
Semiconductors & Semiconductor Equipment	1.6	39,762
Insurance	1.5	39,153
Commercial & Professional Services	1.0	26,401
Consumer Durables & Apparel	1.0	26,269
Consumer Services	0.7	17,970
Real Estate	0.5	13,836
Automobiles & Components	0.1	2,751

Total Long Positions	97.1	2,486,655

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.1)%	$(2,072)
Commercial & Professional Services	(0.2)	(5,682)
Technology Hardware & Equipment	(0.3)	(8,758)
Telecommunication Services	(0.4)	(11,115)
Media	(0.5)	(13,035)
Transportation	(0.9)	(23,848)
Automobiles & Components	(0.9)	(24,284)
Retailing	(1.0)	(26,263)
Consumer Services	(1.1)	(26,974)
Consumer Durables & Apparel	(1.1)	(28,776)
Food, Beverage & Tobacco	(1.2)	(31,865)
Materials	(1.3)	(33,070)
Insurance	(1.7)	(43,528)
Health Care Equipment & Services	(1.8)	(46,869)
Pharmaceuticals, Biotechnology & Life Sciences	(2.0)	(50,264)
Software & Services	(2.1)	(52,535)
Semiconductors & Semiconductor Equipment	(2.1)	(52,900)
Diversified Financials	(2.1)	(52,965)
Banks	(2.4)	(60,381)
Capital Goods	(2.9)	(74,026)
Utilities	(2.9)	(74,406)
Real Estate	(3.3)	(84,403)
Energy	(3.7)	(94,697)

Total Short Positions	(36.0)	(922,716)

Other Assets in Excess of Liabilities	38.9	996,954

NET ASSETS	100.0%	$2,560,893

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	22.8%	$548,515
Capital Goods	18.9	455,338
Health Care Equipment & Services	18.3	439,429
Retailing	16.1	388,139
Food, Beverage & Tobacco	16.1	386,392
Media	8.8	210,811
Consumer Services	8.6	206,095
Pharmaceuticals, Biotechnology & Life Sciences	8.4	203,386
Technology Hardware & Equipment	8.4	202,087
Household & Personal Products	8.1	194,201
Consumer Durables & Apparel	7.0	169,091
Food & Staples Retailing	6.2	148,812
Transportation	5.6	135,681
Commercial & Professional Services	4.9	117,645
Materials	4.8	115,995
Energy	4.5	107,729
Telecommunication Services	4.4	105,201
Semiconductors & Semiconductor Equipment	1.8	43,468
Automobiles & Components	0.7	17,416

Total Long Positions	174.4	4,195,431

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.4)%	$(8,865)
Food & Staples Retailing	(0.8)	(18,337)
Telecommunication Services	(0.9)	(22,606)
Commercial & Professional Services	(1.1)	(27,073)
Pharmaceuticals, Biotechnology & Life Sciences	(1.6)	(38,964)
Media	(1.8)	(42,260)
Automobiles & Components	(2.5)	(60,380)
Consumer Durables & Apparel	(2.6)	(61,553)
Food, Beverage & Tobacco	(2.8)	(66,336)
Transportation	(3.4)	(82,152)
Consumer Services	(4.4)	(105,527)
Energy	(4.5)	(107,678)
Health Care Equipment & Services	(4.6)	(111,484)
Materials	(4.8)	(115,997)
Technology Hardware & Equipment	(5.2)	(125,559)
Semiconductors & Semiconductor Equipment	(5.5)	(133,293)
Retailing	(6.0)	(144,724)
Capital Goods	(11.1)	(266,414)
Software & Services	(11.1)	(267,321)

Total Short Positions	(75.1)	(1,806,523)

Other Assets in Excess of Liabilities	0.7	17,542

NET ASSETS	100.0%	$2,406,450

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	22.8%	$2,521,338
Energy	16.0	1,765,998
Food, Beverage & Tobacco	15.1	1,661,611
Software & Services	13.8	1,528,573
Retailing	13.8	1,518,808
Capital Goods	13.4	1,478,962
Pharmaceuticals, Biotechnology & Life Sciences	10.7	1,179,921
Media	9.5	1,054,726
Technology Hardware & Equipment	9.1	1,001,726
Household & Personal Products	8.2	907,998
Food & Staples Retailing	7.9	868,793
Utilities	5.6	615,344
Insurance	5.3	584,288
Real Estate	5.1	566,574
Diversified Financials	5.1	560,777
Telecommunication Services	4.2	461,878
Consumer Services	4.0	438,664
Materials	3.9	428,064
Transportation	3.8	419,148
Commercial & Professional Services	2.7	301,334
Consumer Durables & Apparel	2.3	250,875
Semiconductors & Semiconductor Equipment	1.8	199,165
Automobiles & Components	0.3	29,309

Total Long Positions	184.4	20,343,874

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(16,931)
Technology Hardware & Equipment	(0.8)	(89,297)
Commercial & Professional Services	(0.8)	(90,607)
Media	(1.0)	(109,170)
Consumer Durables & Apparel	(1.2)	(134,916)
Telecommunication Services	(1.5)	(168,135)
Consumer Services	(1.6)	(177,593)
Food, Beverage & Tobacco	(1.7)	(191,151)
Retailing	(1.8)	(199,242)
Automobiles & Components	(2.0)	(217,290)
Transportation	(2.1)	(235,235)
Materials	(2.5)	(276,041)
Utilities	(4.1)	(446,658)
Health Care Equipment & Services	(4.1)	(446,807)
Pharmaceuticals, Biotechnology & Life Sciences	(4.1)	(456,419)
Insurance	(4.3)	(472,728)
Real Estate	(4.7)	(513,899)
Semiconductors & Semiconductor Equipment	(5.7)	(629,981)
Energy	(7.0)	(776,029)
Diversified Financials	(7.2)	(799,550)
Banks	(7.9)	(866,501)
Capital Goods	(8.5)	(938,913)
Software & Services	(10.2)	(1,128,460)

Total Short Positions	(85.0)	(9,381,553)

Other Assets in Excess of Liabilities	0.6	69,064

NET ASSETS	100.0%	$11,031,385

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Short Strategies Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	17.5%	$279,373
Technology Hardware & Equipment	10.6	169,318
Semiconductors & Semiconductor Equipment	9.5	150,846
Pharmaceuticals, Biotechnology & Life Sciences	8.5	134,640
Retailing	7.5	119,647
Food, Beverage & Tobacco	7.3	116,194
Automobiles & Components	5.9	93,458
Consumer Services	4.8	76,133
Commercial & Professional Services	4.8	75,711
Health Care Equipment & Services	4.4	69,382
Software & Services	4.2	66,736
Media	3.3	52,883
Consumer Durables & Apparel	2.7	43,131
Food & Staples Retailing	1.9	30,311
Transportation	1.8	29,319
Telecommunication Services	1.8	29,139
Household & Personal Products	0.4	5,689

Total Common Stocks	96.9	1,541,910

Other Assets in Excess of Liabilities	3.1	49,531

NET ASSETS	100.0%	$1,591,441

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Large Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Health Care Equipment & Services	12.6%	$3,950,840
Capital Goods	11.4	3,567,830
Software & Services	11.1	3,486,267
Retailing	7.8	2,427,322
Technology Hardware & Equipment	6.3	1,988,043
Pharmaceuticals, Biotechnology & Life Sciences	6.1	1,908,200
Diversified Financials	5.6	1,751,003
Energy	5.3	1,660,544
Food, Beverage & Tobacco	4.8	1,517,662
Transportation	4.7	1,470,724
Media	4.5	1,419,054
Food & Staples Retailing	2.6	802,403
Household & Personal Products	2.6	801,229
Materials	2.6	798,880
Insurance	2.4	755,605
Semiconductors & Semiconductor Equipment	2.3	721,249
Consumer Services	1.5	471,256
Telecommunication Services	1.5	460,648
Commercial & Professional Services	1.3	395,624
Consumer Durables & Apparel	1.0	318,988
Utilities	0.7	212,275
Banks	0.5	160,775
Automobiles & Components	0.2	68,638
Real Estate	0.1	46,683

Total Common Stocks	99.5	31,161,742

Other Assets in Excess of Liabilities	0.5	156,455

NET ASSETS	100.0%	$31,318,197

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.5%	$28,191,696
Other Assets in Excess of Liabilities	0.5	135,983

NET ASSETS	100.0%	$28,327,679

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Master Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	5.6%	$220,885
Semiconductors & Semiconductor Equipment	3.1	121,053
Technology Hardware & Equipment	3.0	118,073
Retailing	2.8	111,612
Pharmaceuticals, Biotechnology & Life Sciences	2.8	111,395
Health Care Equipment & Services	1.5	58,910
Food, Beverage & Tobacco	1.5	57,426
Software & Services	1.3	50,430
Automobiles & Components	1.3	49,498
Food & Staples Retailing	1.2	47,567
Consumer Durables & Apparel	1.2	46,547
Commercial & Professional Services	1.1	43,570
Consumer Services	1.0	40,483
Media	1.0	40,062
Transportation	0.6	21,976
Telecommunication Services	0.4	14,824
Household & Personal Products	0.1	3,167
Affiliated Equity Registered Investment Companies	61.8	2,423,204
U.S. Treasury Obligations	5.1	197,319

Total Long Positions	96.4	3,778,001

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(9,564)
Automobiles & Components	(0.3)	(12,335)
Food & Staples Retailing	(0.5)	(19,123)
Media	(0.5)	(20,221)
Telecommunication Services	(0.7)	(29,526)
Consumer Durables & Apparel	(0.9)	(35,404)
Semiconductors & Semiconductor Equipment	(1.0)	(37,384)
Transportation	(1.3)	(49,557)
Retailing	(1.4)	(54,348)
Food, Beverage & Tobacco	(1.6)	(64,129)
Technology Hardware & Equipment	(1.7)	(68,148)
Commercial & Professional Services	(2.0)	(77,125)
Pharmaceuticals, Biotechnology & Life Sciences	(2.2)	(84,538)
Consumer Services	(2.8)	(108,589)
Health Care Equipment & Services	(3.7)	(144,834)
Capital Goods	(4.1)	(160,040)
Software & Services	(4.7)	(184,502)

Total Short Positions	(29.6)	(1,159,367)

Other Assets in Excess of Liabilities	33.2	1,302,356

NET ASSETS	100.0%	$3,920,990

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 142.5%
COMMON STOCKS — 142.5%
Automobiles & Components — 0.2%
Harley-Davidson, Inc.(a)	668	$30,260

Capital Goods — 13.2%
3M Co.†	694	146,233
AMETEK, Inc.†	13	1,029
Boeing Co. (The)†	808	300,495
Caterpillar, Inc.†	167	25,466
Dover Corp.	592	52,410
Emerson Electric Co.†	2,521	193,058
Harris Corp.†	475	80,375
Honeywell International, Inc.†	2,287	380,557
Illinois Tool Works, Inc.†(a)	767	108,239
Jacobs Engineering Group, Inc.†	569	43,528
Parker-Hannifin Corp.†	532	97,851
Pentair PLC (Ireland)	703	30,475
Rockwell Automation, Inc.	53	9,939
Snap-on, Inc.(a)	233	42,779
United Rentals, Inc.*	312	51,043
United Technologies Corp.	2,206	308,421
WW Grainger, Inc.(a)	216	77,201

		1,949,099

Commercial & Professional Services — 1.9%
Republic Services, Inc.†	1,306	94,894
Robert Half International, Inc.†	473	33,290
Verisk Analytics, Inc.*	6	723
Waste Management, Inc.†	1,718	155,238

		284,145

Consumer Durables & Apparel — 1.5%
Garmin Ltd. (Switzerland)	758	53,098
Michael Kors Holdings Ltd. (British Virgin Islands)†*	446	30,578
NIKE, Inc., Class B	530	44,902
Tapestry, Inc.†	1,155	58,062
Whirlpool Corp.(a)	258	30,637

		217,277

Consumer Services — 1.7%
Darden Restaurants, Inc.†	461	51,259
Marriott International, Inc., Class A†	5	660
McDonald’s Corp.†(b)	946	158,256
Yum! Brands, Inc.†	413	37,546

		247,721

Diversified Financials — 6.3%
Affiliated Managers Group, Inc.	214	29,258

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Berkshire Hathaway, Inc., Class B*	585	$125,254
BlackRock, Inc.†(b)	395	186,175
Franklin Resources, Inc.(a)(b)	2,366	71,950
Moody’s Corp.†	769	128,577
MSCI, Inc.	62	10,999
Nasdaq, Inc.†	715	61,347
S&P Global, Inc.†	1,008	196,953
T Rowe Price Group, Inc.†(a)	1,061	115,840

		926,353

Energy — 12.3%
Chevron Corp.†	2,286	279,532
ConocoPhillips†	5,093	394,198
Devon Energy Corp.	1,771	70,734
Exxon Mobil Corp.†	5,141	437,088
Hess Corp.†	1,193	85,395
HollyFrontier Corp.(a)	708	49,489
Marathon Oil Corp.†	3,426	79,757
Marathon Petroleum Corp.	1,128	90,206
Occidental Petroleum Corp.†	894	73,460
Phillips 66†(b)	2,151	242,461
TechnipFMC PLC (United Kingdom)†	430	13,438
Valero Energy Corp.†	13	1,479

		1,817,237

Food & Staples Retailing — 6.0%
Kroger Co. (The)†	3,764	109,570
Sysco Corp.†	2,089	153,019
Walgreens Boots Alliance, Inc.†(a)(b)	2,483	181,011
Walmart, Inc.†	4,632	434,991

		878,591

Food, Beverage & Tobacco — 9.9%
Altria Group, Inc.†	5,832	351,728
Archer-Daniels-Midland Co.†	2,246	112,906
Conagra Brands, Inc.†	1,520	51,634
General Mills, Inc.	17	730
Kellogg Co.(a)	1,392	97,468
Kraft Heinz Co. (The)†	1,835	101,127
Molson Coors Brewing Co., Class B	8	492
PepsiCo, Inc.†	2,834	316,841
Philip Morris International, Inc.†(b)	5,179	422,296

		1,455,222

Health Care Equipment & Services — 18.0%
Aetna, Inc.†(b)	1,314	266,545
AmerisourceBergen Corp.	414	38,179

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Anthem, Inc.†(b)	1,019	$279,257
Becton Dickinson and Co.	61	15,921
Cardinal Health, Inc.†	1,243	67,122
Centene Corp.†*	823	119,154
Cigna Corp.(b)	1,050	218,662
CVS Health Corp.†	2,124	167,201
Danaher Corp.	131	14,234
DaVita, Inc.*	435	31,159
Envision Healthcare Corp.*	488	22,316
Express Scripts Holding Co.†*	2,120	201,421
HCA Healthcare, Inc.†	1,391	193,516
Humana, Inc.†	553	187,202
Laboratory Corp. of America Holdings†*	442	76,767
McKesson Corp.†	674	89,406
Medtronic PLC (Ireland)†	3,331	327,670
Quest Diagnostics, Inc.	23	2,482
ResMed, Inc.	481	55,479
UnitedHealth Group, Inc.†	849	225,868
WellCare Health Plans, Inc.*	179	57,368

		2,656,929

Household & Personal Products — 6.1%
Church & Dwight Co., Inc.†	983	58,361
Clorox Co. (The)(a)	513	77,160
Colgate-Palmolive Co.†	3,482	233,120
Kimberly-Clark Corp.†	1,394	158,414
Procter & Gamble Co. (The)†	4,420	367,877

		894,932

Insurance — 2.8%
Aflac, Inc.	527	24,806
Arthur J Gallagher & Co.	732	54,490
Loews Corp.	1,270	63,792
Marsh & McLennan Cos., Inc.	956	79,080
Progressive Corp. (The)†	2,337	166,020
Torchmark Corp.†	274	23,753

		411,941

Materials — 3.9%
Avery Dennison Corp.†	126	13,652
CF Industries Holdings, Inc.	936	50,956
Eastman Chemical Co.†	318	30,439
FMC Corp.(a)	540	47,077
Freeport-McMoRan, Inc.†	5,277	73,456
International Paper Co.†	237	11,649

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	1,739	$178,265
Praxair, Inc.†	492	79,079
Sealed Air Corp.	641	25,736
Sherwin-Williams Co. (The)	23	10,470
WestRock Co.	1,024	54,723

		575,502

Media — 6.4%
CBS Corp., Class B, non-voting shares†	626	35,964
Comcast Corp., Class A†	585	20,715
DISH Network Corp., Class A†*	1,875	67,050
Interpublic Group of Cos., Inc. (The)	1,479	33,825
News Corp., Class A	1,985	26,182
Omnicom Group, Inc.(a)	796	54,144
Twenty-First Century Fox, Inc., Class A†	7,433	344,371
Viacom, Inc., Class B	666	22,484
Walt Disney Co. (The)†	2,873	335,969

		940,704

Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
AbbVie, Inc.†	1,253	118,509
Amgen, Inc.†	703	145,725
Biogen, Inc.†*	428	151,217
Bristol-Myers Squibb Co.	32	1,987
Celgene Corp.†*	2,782	248,961
Gilead Sciences, Inc.†	886	68,408
Johnson & Johnson†	2,294	316,962
Merck & Co., Inc.†	1,300	92,222
Nektar Therapeutics(a) *	691	42,123

		1,186,114

Real Estate — 0.5%
Equity Residential, REIT	79	5,235
Public Storage, REIT	32	6,452
Realty Income Corp., REIT(a)	606	34,475
UDR, Inc., REIT	283	11,442
Weyerhaeuser Co., REIT†	675	21,782

		79,386

Retailing — 10.7%
Advance Auto Parts, Inc.†	301	50,667
Amazon.com, Inc.*	4	8,012
AutoZone, Inc.†*	104	80,673
Best Buy Co., Inc.	54	4,285

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Booking Holdings, Inc.†*	104	$206,336
CarMax, Inc.(a) *	49	3,659
Dollar General Corp.	685	74,870
Foot Locker, Inc.(a)	463	23,604
Genuine Parts Co.(a)	588	58,447
Home Depot, Inc. (The)†	2,059	426,522
Kohl’s Corp.†(a)	654	48,756
Lowe’s Cos., Inc.†	3,254	373,624
Nordstrom, Inc.	1	60
O’Reilly Automotive, Inc.*	2	695
Ross Stores, Inc.†	53	5,252
Target Corp.†	430	37,930
Tiffany & Co.	491	63,324
TJX Cos., Inc. (The)†	967	108,323

		1,575,039

Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.†	354	16,741
KLA-Tencor Corp.	320	32,547
Micron Technology, Inc.†(a) *	4,935	223,210

		272,498

Software & Services — 11.6%
Accenture PLC, Class A (Ireland)†	2,348	399,630
Alliance Data Systems Corp.	223	52,664
Automatic Data Processing, Inc.†	1,760	265,162
Broadridge Financial Solutions, Inc.†	467	61,621
CA, Inc.†	1,658	73,201
Citrix Systems, Inc.†*	346	38,461
DXC Technology Co.†	1,235	115,497
eBay, Inc.†*	709	23,411
Fiserv, Inc.*	10	824
FleetCor Technologies, Inc.*	5	1,139
International Business Machines Corp.	364	55,040
Intuit, Inc.(b)	1,038	236,041
Oracle Corp.†	3,467	178,759
Paychex, Inc.†	1,554	114,452
Total System Services, Inc.	2	197
Visa, Inc., Class A(a)	643	96,508

		1,712,607

Technology Hardware & Equipment — 9.5%
Apple, Inc.†	1,375	310,392
Cisco Systems, Inc.†	7,647	372,027
F5 Networks, Inc.†*	244	48,658

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FLIR Systems, Inc.†	553	$33,993
Hewlett Packard Enterprise Co.†(a)	4,533	73,933
HP, Inc.†	7,022	180,957
Motorola Solutions, Inc.†	449	58,433
NetApp, Inc.†(a)	1,075	92,332
Seagate Technology PLC (Ireland)(a)	26	1,231
TE Connectivity Ltd. (Switzerland)†	1,398	122,926
Western Digital Corp.†	1,187	69,487
Xerox Corp.	1,024	27,628

		1,391,997

Telecommunication Services — 3.1%
CenturyLink, Inc.	2,152	45,622
Verizon Communications, Inc.†	7,834	418,257

		463,879

Transportation — 4.0%
CSX Corp.	781	57,833
Expeditors International of Washington, Inc.†	731	53,750
FedEx Corp.†	566	136,287
Norfolk Southern Corp.†	683	123,281
Union Pacific Corp.†	733	119,354
United Parcel Service, Inc., Class B	888	103,674

		594,179

Utilities — 2.9%
CMS Energy Corp.(a)	1,136	55,664
Dominion Energy, Inc.	13	914
DTE Energy Co.	180	19,643
FirstEnergy Corp.†(a)	1,915	71,181
NRG Energy, Inc.†	1,371	51,275
PPL Corp.(a)	2,706	79,178
Southern Co. (The)†	1,593	69,455
WEC Energy Group, Inc.†	1,267	84,585

		431,895

TOTAL COMMON STOCKS (Cost $18,909,732)		20,993,507

TOTAL LONG POSITIONS - 142.5%		20,993,507

(Cost $18,909,732)

SHORT POSITIONS — (82.5)%
COMMON STOCKS — (82.5)%
Automobiles & Components — (1.8)%
Aptiv PLC (Jersey)	(615)	(51,598)
BorgWarner, Inc.	(59)	(2,524)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Ford Motor Co.	(9,951)	$(92,047)
General Motors Co.	(3,276)	(110,303)
Goodyear Tire & Rubber Co. (The)	(550)	(12,864)

		(269,336)

Banks — (6.7)%
Bank of America Corp.	(1,222)	(36,000)
BB&T Corp.	(1,799)	(87,323)
Citigroup, Inc.	(3,386)	(242,912)
Citizens Financial Group, Inc.	(1,124)	(43,353)
Comerica, Inc.	(398)	(35,900)
Fifth Third Bancorp.	(1,575)	(43,974)
Huntington Bancshares, Inc.	(2,565)	(38,270)
KeyCorp.	(2,679)	(53,285)
M&T Bank Corp.	(336)	(55,285)
People’s United Financial, Inc.	(794)	(13,593)
PNC Financial Services Group, Inc. (The)	(223)	(30,370)
Regions Financial Corp.	(2,589)	(47,508)
SunTrust Banks, Inc.	(1,081)	(72,200)
SVB Financial Group*	(10)	(3,108)
US Bancorp	(436)	(23,025)
Wells Fargo & Co.	(2,730)	(143,489)
Zions Bancorp NA	(454)	(22,768)

		(992,363)

Capital Goods — (7.0)%
Allegion PLC (Ireland)	(220)	(19,925)
AO Smith Corp.	(394)	(21,028)
Cummins, Inc.	(379)	(55,361)
Deere & Co.	(581)	(87,342)
Eaton Corp. PLC (Ireland)	(191)	(16,565)
Fastenal Co.	(667)	(38,699)
Fluor Corp.	(91)	(5,287)
Fortune Brands Home & Security, Inc.	(347)	(18,169)
General Dynamics Corp.	(688)	(140,847)
General Electric Co.	(9,569)	(108,034)
Ingersoll-Rand PLC (Ireland)	(16)	(1,637)
Johnson Controls International PLC (Ireland)	(2,149)	(75,215)
L3 Technologies, Inc.	(181)	(38,484)
Lockheed Martin Corp.	(235)	(81,301)
Masco Corp.	(723)	(26,462)
Northrop Grumman Corp.	(404)	(128,217)
PACCAR, Inc.	(809)	(55,166)
Quanta Services, Inc.*	(385)	(12,851)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Collins, Inc.	(141)	$(19,806)
Stanley Black & Decker, Inc.	(355)	(51,986)
Xylem, Inc.	(417)	(33,306)

		(1,035,688)

Commercial & Professional Services — (0.7)%
Cintas Corp.	(208)	(41,144)
Equifax, Inc.	(280)	(36,560)
IHS Markit Ltd. (Bermuda)*	(159)	(8,580)
Nielsen Holdings PLC (United Kingdom)	(825)	(22,819)

		(109,103)

Consumer Durables & Apparel — (2.1)%
DR Horton, Inc.	(875)	(36,907)
Hanesbrands, Inc.	(837)	(15,426)
Hasbro, Inc.	(296)	(31,116)
Leggett & Platt, Inc.	(302)	(13,225)
Mattel, Inc.*	(799)	(12,544)
Newell Brands, Inc.	(1,128)	(22,898)
PulteGroup, Inc.	(660)	(16,348)
PVH Corp.	(179)	(25,848)
Ralph Lauren Corp.	(188)	(25,859)
Under Armour, Inc., Class C*	(1,032)	(20,083)
VF Corp.	(918)	(85,787)

		(306,041)

Consumer Services — (2.2)%
Carnival Corp. (Panama)	(1,410)	(89,916)
Hilton Worldwide Holdings, Inc.	(216)	(17,448)
MGM Resorts International	(1,418)	(39,576)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(514)	(29,519)
Royal Caribbean Cruises Ltd. (Liberia)	(488)	(63,411)
Starbucks Corp.	(763)	(43,369)
Wynn Resorts Ltd.	(258)	(32,781)

		(316,020)

Diversified Financials — (5.5)%
Ameriprise Financial, Inc.	(331)	(48,875)
Bank of New York Mellon Corp. (The)	(2,322)	(118,399)
Capital One Financial Corp.	(1,112)	(105,562)
Charles Schwab Corp. (The)	(789)	(38,779)
Discover Financial Services	(554)	(42,353)
E*TRADE Financial Corp.*	(81)	(4,244)
Goldman Sachs Group, Inc. (The)	(408)	(91,490)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Intercontinental Exchange, Inc.	(103)	$(7,714)
Jefferies Financial Group, Inc.	(859)	(18,864)
Morgan Stanley	(3,189)	(148,512)
Northern Trust Corp.	(518)	(52,903)
Raymond James Financial, Inc.	(338)	(31,113)
State Street Corp.	(514)	(43,063)
Synchrony Financial	(1,735)	(53,924)

		(805,795)

Energy — (6.6)%
Anadarko Petroleum Corp.	(1,329)	(89,588)
Andeavor	(346)	(53,111)
Cabot Oil & Gas Corp.	(1,024)	(23,060)
Cimarex Energy Co.	(239)	(22,213)
Concho Resources, Inc.*	(374)	(57,128)
EOG Resources, Inc.	(812)	(103,587)
EQT Corp.	(662)	(29,280)
Halliburton Co.	(1,777)	(72,022)
Helmerich & Payne, Inc.	(304)	(20,906)
Kinder Morgan, Inc.	(4,981)	(88,313)
National Oilwell Varco, Inc.	(888)	(38,255)
Newfield Exploration Co.*	(472)	(13,608)
Noble Energy, Inc.	(1,131)	(35,276)
Pioneer Natural Resources Co.	(426)	(74,205)
Schlumberger Ltd. (Curacao)	(3,215)	(195,858)
Williams Cos., Inc. (The)	(2,069)	(56,256)

		(972,666)

Food, Beverage & Tobacco — (2.4)%
Brown-Forman Corp., Class B	(1,118)	(56,515)
Campbell Soup Co.	(699)	(25,604)
Coca-Cola Co. (The)	(107)	(4,942)
Constellation Brands, Inc., Class A	(443)	(95,520)
Hershey Co. (The)	(103)	(10,506)
Hormel Foods Corp.	(1,232)	(48,541)
JM Smucker Co. (The)	(264)	(27,089)
McCormick & Co., Inc., non-voting shares	(246)	(32,410)
Monster Beverage Corp.*	(479)	(27,916)
Tyson Foods, Inc., Class A	(347)	(20,657)

		(349,700)

Health Care Equipment & Services — (4.2)%
Abbott Laboratories	(553)	(40,568)
ABIOMED, Inc.*	(104)	(46,774)
Baxter International, Inc.	(1,248)	(96,208)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	(3,207)	$(123,469)
Cerner Corp.*	(847)	(54,555)
DENTSPLY SIRONA, Inc.	(517)	(19,512)
Henry Schein, Inc.*	(288)	(24,489)
Hologic, Inc.*	(691)	(28,317)
Intuitive Surgical, Inc.*	(2)	(1,148)
Stryker Corp.	(348)	(61,833)
Universal Health Services, Inc., Class B	(217)	(27,741)
Varian Medical Systems, Inc.*	(214)	(23,953)
Zimmer Biomet Holdings, Inc.	(507)	(66,655)

		(615,222)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(1,878)	(23,588)

Insurance — (4.1)%
Allstate Corp. (The)	(646)	(63,760)
American International Group, Inc.	(2,071)	(110,260)
Aon PLC (United Kingdom)	(564)	(86,732)
Assurant, Inc.	(126)	(13,602)
Brighthouse Financial, Inc.*	(278)	(12,299)
Chubb Ltd. (Switzerland)	(215)	(28,733)
Cincinnati Financial Corp.	(378)	(29,034)
Everest Re Group Ltd. (Bermuda)	(96)	(21,933)
Hartford Financial Services Group, Inc. (The)	(132)	(6,595)
Lincoln National Corp.	(505)	(34,168)
MetLife, Inc.	(32)	(1,495)
Principal Financial Group, Inc.	(662)	(38,787)
Prudential Financial, Inc.	(332)	(33,638)
Travelers Cos., Inc. (The)	(481)	(62,390)
Unum Group	(508)	(19,848)
Willis Towers Watson PLC (Ireland)	(324)	(45,665)

		(608,939)

Materials — (2.8)%
Air Products & Chemicals, Inc.	(509)	(85,028)
Albemarle Corp.	(272)	(27,140)
Ball Corp.	(806)	(35,456)
DowDuPont, Inc.	(105)	(6,753)
Ecolab, Inc.	(375)	(58,792)
International Flavors & Fragrances, Inc.	(183)	(25,459)
Martin Marietta Materials, Inc.	(157)	(28,566)
Mosaic Co. (The)	(5)	(162)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Newmont Mining Corp.	(1,335)	$(40,317)
PPG Industries, Inc.	(571)	(62,313)
Vulcan Materials Co.	(384)	(42,701)

		(412,687)

Media — (1.1)%
Charter Communications, Inc., Class A*	(487)	(158,704)

Pharmaceuticals, Biotechnology & Life Sciences — (4.5)%
Agilent Technologies, Inc.	(741)	(52,270)
Alexion Pharmaceuticals, Inc.*	(518)	(72,007)
Allergan PLC (Ireland)	(154)	(29,334)
Incyte Corp.*	(545)	(37,649)
Mettler-Toledo International, Inc.*	(59)	(35,930)
Mylan NV (Netherlands)*	(1,196)	(43,774)
PerkinElmer, Inc.	(4)	(389)
Perrigo Co. PLC (Ireland)	(317)	(22,444)
Pfizer, Inc.	(2,472)	(108,941)
Regeneron Pharmaceuticals, Inc.*	(289)	(116,768)
Thermo Fisher Scientific, Inc.	(418)	(102,025)
Vertex Pharmaceuticals, Inc.*	(3)	(578)
Waters Corp.*	(179)	(34,848)
Zoetis, Inc.	(1)	(92)

		(657,049)

Real Estate — (6.1)%
American Tower Corp., REIT	(1,074)	(156,052)
Apartment Investment & Management Co., Class A, REIT	(366)	(16,152)
AvalonBay Communities, Inc., REIT	(17)	(3,080)
Boston Properties, Inc., REIT	(387)	(47,636)
CBRE Group, Inc., Class A*	(789)	(34,795)
Crown Castle International Corp., REIT	(78)	(8,684)
Duke Realty Corp., REIT	(830)	(23,547)
Equinix, Inc., REIT	(198)	(85,712)
Essex Property Trust, Inc., REIT	(154)	(37,993)
Federal Realty Investment Trust, REIT	(184)	(23,270)
HCP, Inc., REIT	(1,092)	(28,741)
Host Hotels & Resorts, Inc., REIT	(1,719)	(36,271)
Iron Mountain, Inc., REIT	(709)	(24,475)
Kimco Realty Corp., REIT	(1,067)	(17,862)
Macerich Co. (The), REIT	(353)	(19,517)
Mid-America Apartment Communities, Inc., REIT	(6)	(601)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT	(1,239)	$(83,992)
Regency Centers Corp., REIT	(393)	(25,415)
SBA Communications Corp., REIT*	(291)	(46,743)
Simon Property Group, Inc., REIT	(668)	(118,069)
SL Green Realty Corp., REIT	(232)	(22,627)
Ventas, Inc., REIT	(76)	(4,133)
Vornado Realty Trust, REIT	(476)	(34,748)

		(900,115)

Retailing — (1.6)%
Dollar Tree, Inc.*	(553)	(45,097)
Gap, Inc. (The)	(895)	(25,821)
L Brands, Inc.	(638)	(19,331)
LKQ Corp.*	(774)	(24,513)
Macy’s, Inc.	(714)	(24,797)
Netflix, Inc.*	(93)	(34,794)
TripAdvisor, Inc.*	(403)	(20,581)
Ulta Beauty, Inc.*	(139)	(39,215)

		(234,149)

Semiconductors & Semiconductor Equipment — (5.1)%
Applied Materials, Inc.	(1,875)	(72,469)
Broadcom, Inc.	(863)	(212,928)
Microchip Technology, Inc.	(654)	(51,607)
NVIDIA Corp.	(543)	(152,594)
Qorvo, Inc.*	(292)	(22,452)
QUALCOMM, Inc.	(1,046)	(75,343)
Skyworks Solutions, Inc.	(417)	(37,826)
Texas Instruments, Inc.	(741)	(79,502)
Xilinx, Inc.	(638)	(51,148)

		(755,869)

Software & Services — (8.9)%
Adobe, Inc.*	(517)	(139,564)
Akamai Technologies, Inc.*	(392)	(28,675)
Alphabet, Inc., Class A*	(201)	(242,623)
Electronic Arts, Inc.*	(499)	(60,125)
Facebook, Inc., Class A*	(1,325)	(217,909)
Fidelity National Information Services, Inc.	(769)	(83,875)
Gartner, Inc.*	(13)	(2,060)
PayPal Holdings, Inc.*	(2,733)	(240,067)
Red Hat, Inc.*	(422)	(57,510)
salesforce.com, Inc.*	(361)	(57,410)
Symantec Corp.	(1,443)	(30,707)
Synopsys, Inc.*	(345)	(34,020)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Twitter, Inc.*	(1,767)	$(50,289)
VeriSign, Inc.*	(284)	(45,474)
Western Union Co. (The)	(1,149)	(21,900)

		(1,312,208)

Technology Hardware & Equipment — (0.6)%
Arista Networks, Inc.*	(180)	(47,855)
IPG Photonics Corp.*	(125)	(19,509)
Juniper Networks, Inc.	(812)	(24,336)

		(91,700)

Telecommunication Services — (1.6)%
AT&T, Inc.	(7,013)	(235,497)

Transportation — (2.0)%
Alaska Air Group, Inc.	(286)	(19,694)
American Airlines Group, Inc.	(1,070)	(44,223)
Delta Air Lines, Inc.	(1,632)	(94,379)
JB Hunt Transport Services, Inc.	(274)	(32,590)
Kansas City Southern	(238)	(26,961)
Southwest Airlines Co.	(1,332)	(83,183)

		(301,030)

Utilities — (4.7)%
Alliant Energy Corp.	(538)	(22,903)
Ameren Corp.	(566)	(35,783)
American Water Works Co., Inc.	(440)	(38,707)
CenterPoint Energy, Inc.	(1,002)	(27,705)
Consolidated Edison, Inc.	(346)	(26,362)
Duke Energy Corp.	(463)	(37,049)
Edison International	(756)	(51,166)
Entergy Corp.	(420)	(34,075)
Eversource Energy	(590)	(36,250)
NextEra Energy, Inc.	(816)	(136,762)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(843)	$(21,008)
PG&E Corp.	(896)	(41,225)
Pinnacle West Capital Corp.	(260)	(20,587)
Public Service Enterprise Group, Inc.	(1,170)	(61,764)
SCANA Corp.	(332)	(12,911)
Sempra Energy	(277)	(31,509)
Xcel Energy, Inc.	(1,182)	(55,802)

		(691,568)

TOTAL COMMON STOCK (Proceeds $12,399,949)		(12,155,037)

TOTAL SECURITIES SOLD SHORT - (82.5)%		(12,155,037)

(Proceeds $12,399,949)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		5,892,555

NET ASSETS - 100.0%		$14,731,025

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 111.8%
COMMON STOCKS — 111.8%
Automobiles & Components — 0.2%
Harley-Davidson, Inc.(a)	91	$4,122

Capital Goods — 10.2%
3M Co.†	82	17,278
AMETEK, Inc.	4	316
Boeing Co. (The)†	98	36,446
Caterpillar, Inc.†	45	6,862
Dover Corp.	80	7,082
Emerson Electric Co.†	339	25,961
Harris Corp.†	64	10,829
Honeywell International, Inc.†	305	50,752
Illinois Tool Works, Inc.†	110	15,523
Jacobs Engineering Group, Inc.	76	5,814
Parker-Hannifin Corp.†	72	13,243
Pentair PLC (Ireland)(a)	95	4,118
Snap-on, Inc.(a)	32	5,875
United Rentals, Inc.*	16	2,618
United Technologies Corp.	307	42,922
WW Grainger, Inc.†(a)	32	11,437

		257,076

Commercial & Professional Services — 1.5%
Republic Services, Inc.†	178	12,933
Robert Half International, Inc.	67	4,715
Waste Management, Inc.†	232	20,964

		38,612

Consumer Durables & Apparel — 1.0%
Garmin Ltd. (Switzerland)	103	7,215
Michael Kors Holdings Ltd. (British Virgin Islands)†*	6	411
NIKE, Inc., Class B	53	4,490
Tapestry, Inc.	155	7,792
Whirlpool Corp.	36	4,275

		24,183

Consumer Services — 1.5%
Darden Restaurants, Inc.	65	7,227
Marriott International, Inc., Class A†	3	396
McDonald’s Corp.†	142	23,755
Yum! Brands, Inc.†	74	6,727

		38,105

Diversified Financials — 3.9%
Affiliated Managers Group, Inc.	28	3,828
Berkshire Hathaway, Inc., Class B*	54	11,562
BlackRock, Inc.†	35	16,496

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Moody’s Corp.†	105	$17,556
MSCI, Inc.	3	532
Nasdaq, Inc.†	94	8,065
S&P Global, Inc.†	135	26,378
T Rowe Price Group, Inc.†	137	14,958

		99,375

Energy — 10.1%
Chevron Corp.†	302	36,928
ConocoPhillips†	678	52,477
Devon Energy Corp.†	255	10,185
Exxon Mobil Corp.†	712	60,534
Hess Corp.†	175	12,526
HollyFrontier Corp.	96	6,710
Marathon Oil Corp.†	469	10,918
Marathon Petroleum Corp.	269	21,512
Occidental Petroleum Corp.†	114	9,367
Phillips 66†	281	31,674
TechnipFMC PLC (United Kingdom)†	34	1,062

		253,893

Food & Staples Retailing — 4.9%
Kroger Co. (The)†	485	14,118
Sysco Corp.†	284	20,803
Walgreens Boots Alliance, Inc.†	365	26,608
Walmart, Inc.†	649	60,948

		122,477

Food, Beverage & Tobacco — 8.1%
Altria Group, Inc.†	871	52,530
Archer-Daniels-Midland Co.†	304	15,282
Coca-Cola Co. (The)	13	600
Conagra Brands, Inc.†	201	6,828
General Mills, Inc.	1	43
Kellogg Co.†	187	13,094
Kraft Heinz Co. (The)†	177	9,754
PepsiCo, Inc.†	430	48,074
Philip Morris International, Inc.†	705	57,486

		203,691

Health Care Equipment & Services — 13.9%
Aetna, Inc.†	182	36,919
AmerisourceBergen Corp.	41	3,781
Anthem, Inc.†	138	37,819
Cardinal Health, Inc.†	170	9,180
Centene Corp.†*	110	15,926
Cigna Corp.†	147	30,613

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CVS Health Corp.†	304	$23,931
Danaher Corp.	6	652
DaVita, Inc.*	73	5,229
Envision Healthcare Corp.*	67	3,064
Express Scripts Holding Co.†*	223	21,187
HCA Healthcare, Inc.†	188	26,155
Humana, Inc.†	74	25,050
Laboratory Corp. of America Holdings†*	61	10,594
McKesson Corp.†	77	10,214
Medtronic PLC (Ireland)†	475	46,726
Quest Diagnostics, Inc.	2	216
ResMed, Inc.	59	6,805
UnitedHealth Group, Inc.†	107	28,466
WellCare Health Plans, Inc.*	25	8,012

		350,539

Household & Personal Products — 5.0%
Church & Dwight Co., Inc.(a)	134	7,956
Clorox Co. (The)†(a)	69	10,378
Colgate-Palmolive Co.†	476	31,868
Kimberly-Clark Corp.†	187	21,251
Procter & Gamble Co. (The)†	645	53,683

		125,136

Insurance — 2.4%
Aflac, Inc.	123	5,790
Arthur J Gallagher & Co.	100	7,444
Loews Corp.†	173	8,690
Marsh & McLennan Cos., Inc.†	165	13,649
Progressive Corp. (The)†	316	22,449
Torchmark Corp.	42	3,641

		61,663

Materials — 2.7%
Avery Dennison Corp.†	5	542
CF Industries Holdings, Inc.	125	6,805
Eastman Chemical Co.†	62	5,935
FMC Corp.	73	6,364
Freeport-McMoRan, Inc.†	688	9,577
International Paper Co.†	4	197
LyondellBasell Industries NV, Class A (Netherlands)†	220	22,552
Praxair, Inc.†	40	6,429
Sealed Air Corp.(a)	86	3,453

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WestRock Co.	138	$7,375

		69,229

Media — 5.1%
CBS Corp., Class B, non-voting shares†	96	5,515
Comcast Corp., Class A†	44	1,558
DISH Network Corp., Class A†*	255	9,119
Interpublic Group of Cos., Inc. (The)†	211	4,826
News Corp., Class A†	12	158
Omnicom Group, Inc.†	96	6,530
Twenty-First Century Fox, Inc., Class A†	1,005	46,562
Viacom, Inc., Class B†	217	7,326
Walt Disney Co. (The)†	399	46,659

		128,253

Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
AbbVie, Inc.†	90	8,512
Amgen, Inc.†	99	20,522
Biogen, Inc.†*	54	19,079
Celgene Corp.†*	369	33,022
Gilead Sciences, Inc.†	113	8,725
Johnson & Johnson†	306	42,280
Merck & Co., Inc.†	189	13,408
Nektar Therapeutics(a) *	93	5,669

		151,217

Real Estate — 0.7%
Equity Residential, REIT	40	2,650
Public Storage, REIT	10	2,016
Realty Income Corp., REIT(a)	139	7,908
UDR, Inc., REIT	76	3,073
Weyerhaeuser Co., REIT†	50	1,614

		17,261

Retailing — 9.1%
Advance Auto Parts, Inc.	41	6,901
Amazon.com, Inc.*	1	2,003
AutoZone, Inc.†*	15	11,635
Best Buy Co., Inc.	10	794
Booking Holdings, Inc.†*	19	37,696
CarMax, Inc.(a) *	2	149
Dollar General Corp.†	119	13,007
Foot Locker, Inc.(a)	70	3,569
Genuine Parts Co.	80	7,952
Home Depot, Inc. (The)†	285	59,038

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.†	92	$6,859
Lowe’s Cos., Inc.†	438	50,291
Nordstrom, Inc.(a)	2	120
O’Reilly Automotive, Inc.*	2	695
Target Corp.†	39	3,440
Tiffany & Co.†	68	8,770
TJX Cos., Inc. (The)†	153	17,139

		230,058

Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.†	65	3,074
KLA-Tencor Corp.	18	1,831
Lam Research Corp.†	11	1,669
Micron Technology, Inc.†*	678	30,666

		37,240

Software & Services — 9.1%
Accenture PLC, Class A (Ireland)†	300	51,060
Alliance Data Systems Corp.	30	7,085
Automatic Data Processing, Inc.†	241	36,309
Broadridge Financial Solutions, Inc.†	64	8,445
CA, Inc.†	225	9,934
Citrix Systems, Inc.†*	63	7,003
DXC Technology Co.†	159	14,870
eBay, Inc.†*	138	4,557
Fiserv, Inc.*	5	412
International Business Machines Corp.	49	7,409
Intuit, Inc.†	140	31,836
Oracle Corp.†	516	26,605
Paychex, Inc.†	200	14,730
Visa, Inc., Class A†	57	8,555

		228,810

Technology Hardware & Equipment — 7.3%
Apple, Inc.†	167	37,698
Cisco Systems, Inc.†	995	48,407
F5 Networks, Inc.*	34	6,780
FLIR Systems, Inc.	75	4,610
Hewlett Packard Enterprise Co.†	663	10,814
HP, Inc.†	915	23,580
Motorola Solutions, Inc.†	57	7,418
NetApp, Inc.†	149	12,798
Seagate Technology PLC (Ireland)†	77	3,646
TE Connectivity Ltd. (Switzerland)†	189	16,619
Western Digital Corp.†	160	9,366

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Xerox Corp.	139	$3,750

		185,486

Telecommunication Services — 2.5%
CenturyLink, Inc.†	298	6,318
Verizon Communications, Inc.†	1,057	56,433

		62,751

Transportation — 2.8%
CSX Corp.	85	6,294
Expeditors International of Washington, Inc.†	98	7,206
FedEx Corp.†	57	13,725
Norfolk Southern Corp.	81	14,620
Union Pacific Corp.†	93	15,143
United Parcel Service, Inc., Class B†	120	14,010

		70,998

Utilities — 2.3%
CMS Energy Corp.	152	7,448
DTE Energy Co.	13	1,419
FirstEnergy Corp.†	257	9,553
NRG Energy, Inc.	177	6,620
PPL Corp.†	376	11,002
Southern Co. (The)†	256	11,162
WEC Energy Group, Inc.†	172	11,483

		58,687

TOTAL COMMON STOCKS (Cost $2,527,696)		2,818,862

TOTAL LONG POSITIONS - 111.8%		2,818,862

(Cost $2,527,696)

SHORT POSITIONS — (50.8)%
COMMON STOCKS — (50.8)%
Automobiles & Components — (1.1)%
Aptiv PLC (Jersey)	(65)	(5,453)
BorgWarner, Inc.	(3)	(128)
Ford Motor Co.	(1,007)	(9,315)
General Motors Co.	(348)	(11,717)
Goodyear Tire & Rubber Co. (The)	(59)	(1,380)

		(27,993)

Banks — (4.2)%
Bank of America Corp.	(111)	(3,270)
BB&T Corp.	(190)	(9,223)
Citigroup, Inc.	(357)	(25,611)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Citizens Financial Group, Inc.	(118)	$(4,551)
Comerica, Inc.	(42)	(3,788)
Fifth Third Bancorp.	(167)	(4,663)
Huntington Bancshares, Inc.	(271)	(4,043)
KeyCorp.	(272)	(5,410)
M&T Bank Corp.	(36)	(5,923)
People’s United Financial, Inc.	(84)	(1,438)
PNC Financial Services Group, Inc. (The)	(19)	(2,588)
Regions Financial Corp.	(286)	(5,248)
SunTrust Banks, Inc.	(114)	(7,614)
SVB Financial Group*	(1)	(311)
US Bancorp	(36)	(1,901)
Wells Fargo & Co.	(312)	(16,399)
Zions Bancorp NA	(50)	(2,508)

		(104,489)

Capital Goods — (4.4)%
Allegion PLC (Ireland)	(23)	(2,083)
AO Smith Corp.	(42)	(2,241)
Cummins, Inc.	(39)	(5,697)
Deere & Co.	(59)	(8,869)
Eaton Corp. PLC (Ireland)	(25)	(2,168)
Fastenal Co.	(71)	(4,119)
Fluor Corp.	(16)	(930)
Fortune Brands Home & Security, Inc.	(39)	(2,042)
General Dynamics Corp.	(73)	(14,945)
General Electric Co.	(1,056)	(11,922)
Ingersoll-Rand PLC (Ireland)	(4)	(409)
Johnson Controls International PLC (Ireland)	(232)	(8,120)
L3 Technologies, Inc.	(20)	(4,252)
Lockheed Martin Corp.	(25)	(8,649)
Masco Corp.	(78)	(2,855)
Northrop Grumman Corp.	(42)	(13,330)
PACCAR, Inc.	(86)	(5,864)
Quanta Services, Inc.*	(40)	(1,335)
Rockwell Collins, Inc.	(11)	(1,545)
Stanley Black & Decker, Inc.	(37)	(5,418)
Xylem, Inc.	(45)	(3,594)

		(110,387)

Commercial & Professional Services — (0.5)%
Cintas Corp.	(27)	(5,341)
Equifax, Inc.	(30)	(3,917)
IHS Markit Ltd. (Bermuda)*	(25)	(1,349)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)	(89)	$(2,462)

		(13,069)

Consumer Durables & Apparel — (1.2)%
DR Horton, Inc.	(93)	(3,923)
Hanesbrands, Inc.	(90)	(1,659)
Hasbro, Inc.	(32)	(3,364)
Leggett & Platt, Inc.	(34)	(1,489)
Mattel, Inc.*	(84)	(1,319)
Newell Brands, Inc.	(120)	(2,436)
PulteGroup, Inc.	(70)	(1,734)
PVH Corp.	(20)	(2,888)
Ralph Lauren Corp.	(20)	(2,751)
Under Armour, Inc., Class C*	(25)	(486)
VF Corp.	(96)	(8,971)

		(31,020)

Consumer Services — (1.1)%
Carnival Corp. (Panama)	(122)	(7,780)
Hilton Worldwide Holdings, Inc.	(9)	(727)
MGM Resorts International	(144)	(4,019)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(56)	(3,216)
Royal Caribbean Cruises Ltd. (Liberia)	(53)	(6,887)
Starbucks Corp.	(49)	(2,785)
Wynn Resorts Ltd.	(26)	(3,304)

		(28,718)

Diversified Financials — (3.4)%
Ameriprise Financial, Inc.	(36)	(5,316)
Bank of New York Mellon Corp. (The)	(244)	(12,441)
Capital One Financial Corp.	(118)	(11,202)
Charles Schwab Corp. (The)	(85)	(4,178)
Discover Financial Services	(78)	(5,963)
Goldman Sachs Group, Inc. (The)	(36)	(8,073)
Intercontinental Exchange, Inc.	(16)	(1,198)
Jefferies Financial Group, Inc.	(91)	(1,998)
Morgan Stanley	(343)	(15,974)
Northern Trust Corp.	(55)	(5,617)
Raymond James Financial, Inc.	(35)	(3,222)
State Street Corp.	(66)	(5,529)
Synchrony Financial	(196)	(6,092)

		(86,803)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (4.7)%
Anadarko Petroleum Corp.	(134)	$(9,033)
Andeavor	(37)	(5,679)
Cabot Oil & Gas Corp.	(108)	(2,432)
Cimarex Energy Co.	(24)	(2,230)
Concho Resources, Inc.*	(37)	(5,652)
EOG Resources, Inc.	(141)	(17,987)
EQT Corp.	(67)	(2,963)
Halliburton Co.	(102)	(4,134)
Helmerich & Payne, Inc.	(29)	(1,994)
Kinder Morgan, Inc.	(569)	(10,088)
National Oilwell Varco, Inc.	(95)	(4,093)
Newfield Exploration Co.*	(51)	(1,470)
Noble Energy, Inc.	(120)	(3,743)
ONEOK, Inc.	(1)	(68)
Pioneer Natural Resources Co.	(43)	(7,490)
Schlumberger Ltd. (Curacao)	(343)	(20,896)
Valero Energy Corp.	(104)	(11,830)
Williams Cos., Inc. (The)	(209)	(5,683)

		(117,465)

Food, Beverage & Tobacco — (1.3)%
Brown-Forman Corp., Class B	(118)	(5,965)
Constellation Brands, Inc., Class A	(48)	(10,350)
Hershey Co. (The)	(4)	(408)
Hormel Foods Corp.	(131)	(5,161)
JM Smucker Co. (The)	(28)	(2,873)
McCormick & Co., Inc., non-voting shares	(18)	(2,372)
Monster Beverage Corp.*	(60)	(3,497)
Tyson Foods, Inc., Class A	(40)	(2,381)

		(33,007)

Health Care Equipment & Services — (2.4)%
Abbott Laboratories	(44)	(3,228)
Baxter International, Inc.	(133)	(10,253)
Boston Scientific Corp.*	(338)	(13,013)
Cerner Corp.*	(87)	(5,604)
DENTSPLY SIRONA, Inc.	(57)	(2,151)
Henry Schein, Inc.*	(27)	(2,296)
Hologic, Inc.*	(70)	(2,869)
Stryker Corp.	(42)	(7,463)
Universal Health Services, Inc., Class B	(24)	(3,068)
Varian Medical Systems, Inc.*	(23)	(2,574)
Zimmer Biomet Holdings, Inc.	(52)	(6,836)

		(59,355)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.1)%
Coty, Inc., Class A	(190)	$(2,386)

Insurance — (2.7)%
Allstate Corp. (The)	(74)	(7,304)
American International Group, Inc.	(220)	(11,713)
Aon PLC (United Kingdom)	(59)	(9,073)
Assurant, Inc.	(16)	(1,727)
Brighthouse Financial, Inc.*	(30)	(1,327)
Chubb Ltd. (Switzerland)	(25)	(3,341)
Cincinnati Financial Corp.	(40)	(3,072)
Everest Re Group Ltd. (Bermuda)	(10)	(2,285)
Hartford Financial Services Group, Inc. (The)	(3)	(150)
Lincoln National Corp.	(54)	(3,654)
Principal Financial Group, Inc.	(71)	(4,160)
Prudential Financial, Inc.	(49)	(4,965)
Travelers Cos., Inc. (The)	(65)	(8,431)
Unum Group	(54)	(2,110)
Willis Towers Watson PLC (Ireland)	(34)	(4,792)

		(68,104)

Materials — (1.6)%
Air Products & Chemicals, Inc.	(55)	(9,188)
Albemarle Corp.	(29)	(2,894)
Ball Corp.	(85)	(3,739)
Ecolab, Inc.	(32)	(5,017)
International Flavors & Fragrances, Inc.	(20)	(2,782)
Martin Marietta Materials, Inc.	(16)	(2,911)
Newmont Mining Corp.	(135)	(4,077)
PPG Industries, Inc.	(63)	(6,875)
Vulcan Materials Co.	(35)	(3,892)

		(41,375)

Media — (0.7)%
Charter Communications, Inc., Class A*	(50)	(16,294)

Pharmaceuticals, Biotechnology & Life Sciences — (2.7)%
Agilent Technologies, Inc.	(79)	(5,573)
Alexion Pharmaceuticals, Inc.*	(55)	(7,645)
Allergan PLC (Ireland)	(10)	(1,905)
Incyte Corp.*	(55)	(3,799)
Mettler-Toledo International, Inc.*	(7)	(4,263)
Mylan NV (Netherlands)*	(127)	(4,648)
PerkinElmer, Inc.	(4)	(389)
Perrigo Co. PLC (Ireland)	(35)	(2,478)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.	(254)	$(11,194)
Regeneron Pharmaceuticals, Inc.*	(31)	(12,525)
Thermo Fisher Scientific, Inc.	(41)	(10,007)
Waters Corp.*	(20)	(3,894)

		(68,320)

Real Estate — (3.8)%
American Tower Corp., REIT	(110)	(15,983)
Apartment Investment & Management Co., Class A, REIT	(39)	(1,721)
Boston Properties, Inc., REIT	(40)	(4,924)
CBRE Group, Inc., Class A*	(83)	(3,660)
Crown Castle International Corp., REIT	(40)	(4,453)
Duke Realty Corp., REIT	(89)	(2,525)
Equinix, Inc., REIT	(20)	(8,658)
Essex Property Trust, Inc., REIT	(17)	(4,194)
Federal Realty Investment Trust, REIT	(19)	(2,403)
HCP, Inc., REIT	(116)	(3,053)
Host Hotels & Resorts, Inc., REIT	(182)	(3,840)
Iron Mountain, Inc., REIT	(71)	(2,451)
Kimco Realty Corp., REIT	(109)	(1,825)
Macerich Co. (The), REIT	(36)	(1,990)
Prologis, Inc., REIT	(132)	(8,948)
Regency Centers Corp., REIT	(42)	(2,716)
SBA Communications Corp., REIT*	(31)	(4,980)
Simon Property Group, Inc., REIT	(68)	(12,019)
SL Green Realty Corp., REIT	(24)	(2,341)
Vornado Realty Trust, REIT	(49)	(3,577)

		(96,261)

Retailing — (0.9)%
Dollar Tree, Inc.*	(59)	(4,811)
Gap, Inc. (The)	(96)	(2,770)
L Brands, Inc.	(69)	(2,091)
LKQ Corp.*	(79)	(2,502)
Macy’s, Inc.	(37)	(1,285)
Netflix, Inc.*	(10)	(3,741)
TripAdvisor, Inc.*	(38)	(1,941)
Ulta Beauty, Inc.*	(14)	(3,950)

		(23,091)

Semiconductors & Semiconductor Equipment — (3.1)%
Applied Materials, Inc.	(215)	(8,310)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Broadcom, Inc.	(84)	$(20,725)
Microchip Technology, Inc.	(66)	(5,208)
NVIDIA Corp.	(43)	(12,084)
Qorvo, Inc.*	(31)	(2,384)
QUALCOMM, Inc.	(129)	(9,292)
Skyworks Solutions, Inc.	(44)	(3,991)
Texas Instruments, Inc.	(97)	(10,407)
Xilinx, Inc.	(65)	(5,211)

		(77,612)

Software & Services — (5.4)%
Adobe, Inc.*	(52)	(14,037)
Akamai Technologies, Inc.*	(42)	(3,072)
Alphabet, Inc., Class A*	(21)	(25,349)
Cadence Design Systems, Inc.*	(2)	(91)
Electronic Arts, Inc.*	(75)	(9,037)
Facebook, Inc., Class A*	(127)	(20,886)
Fidelity National Information Services, Inc.	(82)	(8,944)
PayPal Holdings, Inc.*	(288)	(25,298)
Red Hat, Inc.*	(46)	(6,269)
salesforce.com, Inc.*	(26)	(4,135)
Symantec Corp.	(154)	(3,277)
Synopsys, Inc.*	(37)	(3,649)
Twitter, Inc.*	(187)	(5,322)
VeriSign, Inc.*	(30)	(4,804)
Western Union Co. (The)	(117)	(2,230)

		(136,400)

Technology Hardware & Equipment — (0.4)%
Arista Networks, Inc.*	(19)	(5,051)
IPG Photonics Corp.*	(14)	(2,185)
Juniper Networks, Inc.	(87)	(2,607)

		(9,843)

Telecommunication Services — (1.0)%
AT&T, Inc.	(753)	(25,286)

Transportation — (1.3)%
Alaska Air Group, Inc.	(31)	(2,135)
American Airlines Group, Inc.	(113)	(4,670)
Delta Air Lines, Inc.	(177)	(10,236)
JB Hunt Transport Services, Inc.	(28)	(3,330)
Kansas City Southern	(26)	(2,945)
Southwest Airlines Co.	(149)	(9,305)

		(32,621)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (2.8)%
Alliant Energy Corp.	(52)	$(2,214)
Ameren Corp.	(60)	(3,793)
American Water Works Co., Inc.	(45)	(3,959)
CenterPoint Energy, Inc.	(106)	(2,931)
Consolidated Edison, Inc.	(32)	(2,438)
Duke Energy Corp.	(33)	(2,641)
Edison International	(80)	(5,414)
Entergy Corp.	(44)	(3,570)
Eversource Energy	(50)	(3,072)
NextEra Energy, Inc.	(88)	(14,749)
NiSource, Inc.	(89)	(2,218)
PG&E Corp.	(127)	(5,843)
Pinnacle West Capital Corp.	(27)	(2,138)
Public Service Enterprise Group, Inc.	(124)	(6,546)
SCANA Corp.	(35)	(1,361)
Sempra Energy	(25)	(2,844)
Xcel Energy, Inc.	(124)	(5,854)

		(71,585)

TOTAL COMMON STOCK (Proceeds $1,301,211)		(1,281,484)

TOTAL SECURITIES SOLD SHORT - (50.8)%		(1,281,484)

(Proceeds $1,301,211)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.0%		984,616

NET ASSETS - 100.0%		$2,521,994

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 185.2%
COMMON STOCKS — 185.2%
Automobiles & Components — 0.3%
Harley-Davidson, Inc.(a)	1,970	$89,241

Capital Goods — 18.7%
3M Co.†	2,566	540,682
AMETEK, Inc.	104	8,228
Boeing Co. (The)†	2,918	1,085,204
Caterpillar, Inc.†	1,273	194,120
Dover Corp.†	1,747	154,662
Emerson Electric Co.†	7,436	569,449
Harris Corp.†	1,402	237,232
Honeywell International, Inc.†	6,857	1,141,005
Illinois Tool Works, Inc.†	1,868	263,612
Jacobs Engineering Group, Inc.†	1,678	128,367
Parker-Hannifin Corp.†	1,567	288,218
Pentair PLC (Ireland)	2,075	89,951
Rockwell Automation, Inc.†	586	109,887
Snap-on, Inc.(a)	668	122,645
United Rentals, Inc.*	980	160,328
United Technologies Corp.	6,823	953,924
WW Grainger, Inc.(a)	540	193,001

		6,240,515

Commercial & Professional Services — 2.5%
Republic Services, Inc.	3,853	279,959
Robert Half International, Inc.†	1,427	100,432
Waste Management, Inc.†	5,069	458,035

		838,426

Consumer Durables & Apparel — 1.5%
Garmin Ltd. (Switzerland)†	2,235	156,562
Michael Kors Holdings Ltd. (British Virgin Islands)†*	252	17,277
NIKE, Inc., Class B	1,343	113,779
Ralph Lauren Corp.	17	2,338
Tapestry, Inc.†	2,703	135,880
Whirlpool Corp.(a)	770	91,438

		517,274

Consumer Services — 2.3%
Darden Restaurants, Inc.†	1,291	143,546
Marriott International, Inc., Class A†	84	11,091
McDonald’s Corp.†	2,732	457,036
Yum! Brands, Inc.†	1,818	165,274

		776,947

Diversified Financials — 8.2%
Affiliated Managers Group, Inc.	631	86,270

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
American Express Co.	13	$1,384
Berkshire Hathaway, Inc., Class B*	1,917	410,449
BlackRock, Inc.†	1,115	525,533
CME Group, Inc.	8	1,362
Franklin Resources, Inc.(a)(b)	5,695	173,185
Invesco Ltd. (Bermuda)†	4,165	95,295
Moody’s Corp.†(b)	2,270	379,544
MSCI, Inc.	148	26,257
Nasdaq, Inc.†	1,927	165,337
S&P Global, Inc.†	2,975	581,285
T Rowe Price Group, Inc.(a)(b)	2,846	310,726

		2,756,627

Energy — 15.4%
Chevron Corp.†	6,319	772,687
ConocoPhillips†(b)	13,751	1,064,327
Devon Energy Corp.†	5,493	219,390
Exxon Mobil Corp.†	15,347	1,304,802
Hess Corp.†	3,408	243,945
HollyFrontier Corp.†(a)	2,065	144,344
Marathon Oil Corp.†	10,106	235,268
Marathon Petroleum Corp.(b)	4,184	334,594
Occidental Petroleum Corp.†	1,290	105,999
Phillips 66†	5,610	632,359
TechnipFMC PLC (United Kingdom)†	2,222	69,438
Valero Energy Corp.†	184	20,930

		5,148,083

Food & Staples Retailing — 7.4%
Kroger Co. (The)†	9,976	290,401
Sysco Corp.†	6,162	451,366
Walgreens Boots Alliance, Inc.†(a)	5,967	434,994
Walmart, Inc.†	13,682	1,284,877

		2,461,638

Food, Beverage & Tobacco — 12.6%
Altria Group, Inc.†	17,164	1,035,161
Archer-Daniels-Midland Co.	6,624	332,988
Conagra Brands, Inc.(a)	3,950	134,182
Kellogg Co.(a)	4,106	287,502
Kraft Heinz Co. (The)†	5,296	291,863
Molson Coors Brewing Co., Class B†	454	27,921
PepsiCo, Inc.†	7,609	850,686
Philip Morris International, Inc.†	15,501	1,263,952

		4,224,255

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 22.8%
Aetna, Inc.†	3,875	$786,044
AmerisourceBergen Corp.	1,344	123,944
Anthem, Inc.†	3,004	823,246
Becton Dickinson and Co.	102	26,622
Cardinal Health, Inc.†	3,668	198,072
Centene Corp.†*	2,428	351,526
Cigna Corp.†	2,864	596,428
CVS Health Corp.†	6,996	550,725
Danaher Corp.	417	45,311
DaVita, Inc.*	1,106	79,223
Envision Healthcare Corp.(a) *	1,437	65,714
Express Scripts Holding Co.†*	3,969	377,095
HCA Healthcare, Inc.†	4,103	570,809
Humana, Inc.†	1,631	552,126
Laboratory Corp. of America Holdings†*	1,221	212,063
McKesson Corp.(b)	1,869	247,923
Medtronic PLC (Ireland)†	10,537	1,036,525
ResMed, Inc.	1,328	153,172
UnitedHealth Group, Inc.†	2,494	663,504
WellCare Health Plans, Inc.(a) *	529	169,539

		7,629,611

Household & Personal Products — 7.6%
Church & Dwight Co., Inc.	2,899	172,114
Clorox Co. (The)(a)	1,514	227,721
Colgate-Palmolive Co.†	10,269	687,509
Kimberly-Clark Corp.	3,851	437,628
Procter & Gamble Co. (The)†	12,205	1,015,822

		2,540,794

Insurance — 3.5%
Aflac, Inc.	1,282	60,344
Arthur J Gallagher & Co.	2,160	160,790
Loews Corp.†	3,747	188,212
Marsh & McLennan Cos., Inc.†	2,377	196,625
Progressive Corp. (The)†	6,893	489,679
Torchmark Corp.†	1,058	91,718

		1,187,368

Materials — 5.1%
Avery Dennison Corp.†	590	63,926
CF Industries Holdings, Inc.	2,762	150,363
Eastman Chemical Co.†	1,109	106,153
FMC Corp.†(a)	1,593	138,878
Freeport-McMoRan, Inc.†	15,568	216,707

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.†	330	$16,220
LyondellBasell Industries NV, Class A (Netherlands)†	4,363	447,251
Praxair, Inc.	1,971	316,799
Sealed Air Corp.(a)	1,892	75,964
WestRock Co.†	3,019	161,335

		1,693,596

Media — 8.3%
CBS Corp., Class B, non-voting shares†	2,397	137,708
Comcast Corp., Class A†	3,084	109,204
DISH Network Corp., Class A†(a) *	5,532	197,824
Interpublic Group of Cos., Inc. (The)	4,079	93,287
News Corp., Class A†	5,549	73,191
Omnicom Group, Inc.(a)	1,865	126,857
Twenty-First Century Fox, Inc., Class A	21,923	1,015,693
Viacom, Inc., Class B†	935	31,566
Walt Disney Co. (The)†	8,394	981,594

		2,766,924

Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
AbbVie, Inc.†	4,911	464,482
Amgen, Inc.†	2,108	436,967
Biogen, Inc.†*	1,367	482,975
Celgene Corp.†*	4,757	425,704
Gilead Sciences, Inc.†	4,500	347,445
Johnson & Johnson†(b)	6,376	880,972
Merck & Co., Inc.†	3,460	245,452
Nektar Therapeutics(a) *	2,019	123,078

		3,407,075

Real Estate — 0.2%
Equity Residential, REIT	18	1,193
Realty Income Corp., REIT(a)	605	34,418
UDR, Inc., REIT	375	15,161
Weyerhaeuser Co., REIT(b)	924	29,817

		80,589

Retailing — 13.9%
Advance Auto Parts, Inc.†	876	147,457
Amazon.com, Inc.*	10	20,030
AutoZone, Inc.*	309	239,691
Best Buy Co., Inc.	297	23,570
Booking Holdings, Inc.†(b) *	265	525,760
CarMax, Inc.(a) *	226	16,875

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar General Corp.†	2,113	$230,951
Foot Locker, Inc.(a)	1,368	69,741
Genuine Parts Co.(a)	1,737	172,658
Home Depot, Inc. (The)†(b)	6,132	1,270,244
Kohl’s Corp.(a)	1,802	134,339
Lowe’s Cos., Inc.†	9,598	1,102,042
Nordstrom, Inc.(a)	12	718
Ross Stores, Inc.†	1,036	102,668
Target Corp.†	1,387	122,347
Tiffany & Co.	1,402	180,816
TJX Cos., Inc. (The)	2,430	272,209

		4,632,116

Semiconductors & Semiconductor Equipment — 2.4%
Intel Corp.†	1,679	79,400
KLA-Tencor Corp.	533	54,211
Lam Research Corp.(a)	10	1,517
Micron Technology, Inc.†(a)(b) *	14,525	656,966
Texas Instruments, Inc.	2	215

		792,309

Software & Services — 15.9%
Accenture PLC, Class A (Ireland)†	7,147	1,216,419
Alliance Data Systems Corp.(a)	656	154,921
Automatic Data Processing, Inc.†	5,192	782,227
Broadridge Financial Solutions, Inc.†	1,377	181,695
CA, Inc.†	4,891	215,938
Citrix Systems, Inc.†*	987	109,715
DXC Technology Co.†	3,338	312,170
eBay, Inc.†*	1,582	52,238
FleetCor Technologies, Inc.(a) *	1	228
International Business Machines Corp.†	1,701	257,208
Intuit, Inc.(b)	3,061	696,071
Microsoft Corp.	160	18,299
Oracle Corp.†	12,587	648,986
Paychex, Inc.†(a)	4,249	312,939
Total System Services, Inc.†	2	197
Visa, Inc., Class A(b)	2,351	352,862

		5,312,113

Technology Hardware & Equipment — 12.9%
Apple, Inc.†	4,146	935,918
Cisco Systems, Inc.†	25,944	1,262,176
F5 Networks, Inc.†*	719	143,383
FLIR Systems, Inc.†	1,633	100,381

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.(a)	16,926	$276,063
HP, Inc.†	18,855	485,893
Motorola Solutions, Inc.†	1,327	172,696
NetApp, Inc.†	3,076	264,198
Seagate Technology PLC (Ireland)(a)	418	19,792
TE Connectivity Ltd. (Switzerland)†	4,124	362,623
Western Digital Corp.†	3,503	205,066
Xerox Corp.	3,018	81,426

		4,309,615

Telecommunication Services — 4.2%
CenturyLink, Inc.	7,918	167,862
Verizon Communications, Inc.†	23,104	1,233,523

		1,401,385

Transportation — 5.9%
CSX Corp.†	3,492	258,583
Expeditors International of Washington, Inc.†(a)	2,055	151,104
FedEx Corp.†	1,950	469,540
Norfolk Southern Corp.†	2,233	403,056
Union Pacific Corp.†	2,484	404,470
United Parcel Service, Inc., Class B†	2,467	288,022

		1,974,775

Utilities — 3.4%
CMS Energy Corp.†(a)	1,913	93,737
FirstEnergy Corp.†(a)	5,651	210,048
NRG Energy, Inc.†(a)	3,648	136,435
PPL Corp.(a)	8,273	242,068
Southern Co. (The)(b)	4,482	195,415
WEC Energy Group, Inc.†	3,734	249,282

		1,126,985

TOTAL COMMON STOCKS (Cost $55,978,562)		61,908,261

TOTAL LONG POSITIONS - 185.2%		61,908,261

(Cost $55,978,562)

SHORT POSITIONS — (86.1)%
COMMON STOCKS — (86.1)%
Automobiles & Components — (1.8)%
Aptiv PLC (Jersey)	(1,456)	(122,158)
Ford Motor Co.	(21,877)	(202,362)
General Motors Co.	(7,757)	(261,178)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Goodyear Tire & Rubber Co. (The)	(1,303)	$(30,477)

		(616,175)

Banks — (7.2)%
Bank of America Corp.	(2,524)	(74,357)
BB&T Corp.	(4,261)	(206,829)
Citigroup, Inc.	(8,020)	(575,355)
Citizens Financial Group, Inc.	(2,663)	(102,712)
Comerica, Inc.	(941)	(84,878)
Fifth Third Bancorp.	(3,730)	(104,142)
Huntington Bancshares, Inc.	(6,075)	(90,639)
KeyCorp.	(5,825)	(115,859)
M&T Bank Corp.	(794)	(130,645)
People’s United Financial, Inc.	(1,880)	(32,186)
PNC Financial Services Group, Inc. (The)	(694)	(94,516)
Regions Financial Corp.	(6,131)	(112,504)
SunTrust Banks, Inc.	(2,560)	(170,982)
US Bancorp	(1,682)	(88,826)
Wells Fargo & Co.	(6,821)	(358,512)
Zions Bancorp NA	(1,075)	(53,911)

		(2,396,853)

Capital Goods — (7.8)%
Allegion PLC (Ireland)	(522)	(47,277)
AO Smith Corp.	(934)	(49,848)
Cummins, Inc.	(898)	(131,171)
Deere & Co.	(1,153)	(173,330)
Eaton Corp. PLC (Ireland)	(742)	(64,354)
Fastenal Co.	(1,579)	(91,614)
Flowserve Corp.	(4)	(219)
Fluor Corp.	(389)	(22,601)
Fortune Brands Home & Security, Inc.	(796)	(41,679)
General Dynamics Corp.	(1,629)	(333,489)
General Electric Co.	(28,081)	(317,034)
Ingersoll-Rand PLC (Ireland)	(36)	(3,683)
Johnson Controls International PLC (Ireland)	(5,089)	(178,115)
L3 Technologies, Inc.	(15)	(3,189)
Lockheed Martin Corp.	(740)	(256,010)
Masco Corp.	(1,677)	(61,378)
Northrop Grumman Corp.	(958)	(304,040)
PACCAR, Inc.	(1,904)	(129,834)
Quanta Services, Inc.*	(823)	(27,472)
Raytheon Co.	(103)	(21,286)
Rockwell Collins, Inc.	(896)	(125,861)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	(841)	$(123,156)
TransDigm Group, Inc.*	(24)	(8,935)
Xylem, Inc.	(988)	(78,911)

		(2,594,486)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(540)	(106,817)
Equifax, Inc.	(663)	(86,568)
IHS Markit Ltd. (Bermuda)*	(222)	(11,979)
Nielsen Holdings PLC (United Kingdom)	(1,955)	(54,075)

		(259,439)

Consumer Durables & Apparel — (1.9)%
DR Horton, Inc.	(2,073)	(87,439)
Hanesbrands, Inc.	(1,983)	(36,547)
Hasbro, Inc.	(701)	(73,689)
Leggett & Platt, Inc.	(716)	(31,354)
Mattel, Inc.*	(1,893)	(29,720)
Newell Brands, Inc.	(2,673)	(54,262)
PulteGroup, Inc.	(1,565)	(38,765)
PVH Corp.	(423)	(61,081)
Under Armour, Inc., Class C*	(1,536)	(29,891)
VF Corp.	(2,175)	(203,254)

		(646,002)

Consumer Services — (2.5)%
Carnival Corp. (Panama)	(3,528)	(224,980)
Chipotle Mexican Grill, Inc.*	(5)	(2,273)
Hilton Worldwide Holdings, Inc.	(670)	(54,123)
MGM Resorts International	(2,998)	(83,674)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,198)	(68,801)
Royal Caribbean Cruises Ltd. (Liberia)	(1,157)	(150,341)
Starbucks Corp.	(3,212)	(182,570)
Wynn Resorts Ltd.	(597)	(75,855)

		(842,617)

Diversified Financials — (5.5)%
Ameriprise Financial, Inc.	(783)	(115,618)
Bank of New York Mellon Corp. (The)	(5,500)	(280,445)
Capital One Financial Corp.	(2,632)	(249,856)
Cboe Global Markets, Inc.	(310)	(29,748)
Charles Schwab Corp. (The)	(1,304)	(64,092)
Discover Financial Services	(1,207)	(92,275)
Goldman Sachs Group, Inc. (The)	(919)	(206,077)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Intercontinental Exchange, Inc.	(520)	$(38,943)
Jefferies Financial Group, Inc.	(1,925)	(42,273)
Morgan Stanley	(6,791)	(316,257)
Northern Trust Corp.	(1,229)	(125,518)
Raymond James Financial, Inc.	(801)	(73,732)
State Street Corp.	(1,096)	(91,823)
Synchrony Financial	(4,108)	(127,677)

		(1,854,334)

Energy — (6.4)%
Anadarko Petroleum Corp.	(2,803)	(188,950)
Andeavor	(826)	(126,791)
Apache Corp.	(31)	(1,478)
Cabot Oil & Gas Corp.	(2,426)	(54,634)
Cimarex Energy Co.	(524)	(48,701)
Concho Resources, Inc.*	(152)	(23,218)
EOG Resources, Inc.	(1,630)	(207,939)
EQT Corp.	(1,459)	(64,532)
Halliburton Co.	(4,836)	(196,003)
Helmerich & Payne, Inc.	(580)	(39,887)
Kinder Morgan, Inc.	(12,003)	(212,813)
National Oilwell Varco, Inc.	(2,104)	(90,640)
Newfield Exploration Co.*	(1,040)	(29,983)
Noble Energy, Inc.	(2,679)	(83,558)
ONEOK, Inc.	(97)	(6,576)
Pioneer Natural Resources Co.	(937)	(163,216)
Schlumberger Ltd. (Curacao)	(7,614)	(463,845)
Williams Cos., Inc. (The)	(4,549)	(123,687)

		(2,126,451)

Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	(151)	(35,467)
Food, Beverage & Tobacco — (3.3)%
Brown-Forman Corp., Class B	(2,646)	(133,755)
Campbell Soup Co.	(43)	(1,575)
Coca-Cola Co. (The)	(2,263)	(104,528)
Constellation Brands, Inc., Class A	(1,050)	(226,401)
General Mills, Inc.	(201)	(8,627)
Hershey Co. (The)	(1,040)	(106,080)
Hormel Foods Corp.	(2,917)	(114,930)
JM Smucker Co. (The)	(626)	(64,234)
McCormick & Co., Inc., non-voting shares	(708)	(93,279)
Mondelez International, Inc., Class A	(778)	(33,423)
Monster Beverage Corp.*	(1,688)	(98,377)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	(1,839)	$(109,476)

		(1,094,685)

Health Care Equipment & Services — (3.7)%
Abbott Laboratories	(1,480)	(108,573)
ABIOMED, Inc.*	(240)	(107,940)
Align Technology, Inc.*	(3)	(1,174)
Baxter International, Inc.	(2,955)	(227,801)
Boston Scientific Corp.*	(1,280)	(49,280)
Cerner Corp.*	(1,878)	(120,962)
Cooper Cos., Inc. (The)	(8)	(2,217)
DENTSPLY SIRONA, Inc.	(1,223)	(46,156)
Henry Schein, Inc.*	(663)	(56,375)
Hologic, Inc.*	(1,495)	(61,265)
IDEXX Laboratories, Inc.*	(8)	(1,997)
Intuitive Surgical, Inc.*	(10)	(5,740)
Quest Diagnostics, Inc.	(111)	(11,978)
Stryker Corp.	(980)	(174,126)
Universal Health Services, Inc., Class B	(514)	(65,710)
Varian Medical Systems, Inc.*	(507)	(56,749)
Zimmer Biomet Holdings, Inc.	(1,118)	(146,983)

		(1,245,026)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(4,080)	(51,245)
Estee Lauder Cos., Inc. (The), Class A	(81)	(11,771)

		(63,016)

Insurance — (4.7)%
Allstate Corp. (The)	(1,907)	(188,221)
American International Group, Inc.	(4,903)	(261,036)
Aon PLC (United Kingdom)	(1,336)	(205,450)
Assurant, Inc.	(121)	(13,062)
Brighthouse Financial, Inc.*	(659)	(29,154)
Chubb Ltd. (Switzerland)	(1,005)	(134,308)
Cincinnati Financial Corp.	(895)	(68,745)
Everest Re Group Ltd. (Bermuda)	(225)	(51,406)
Hartford Financial Services Group, Inc. (The)	(707)	(35,322)
Lincoln National Corp.	(1,196)	(80,921)
MetLife, Inc.	(166)	(7,756)
Principal Financial Group, Inc.	(1,566)	(91,752)
Prudential Financial, Inc.	(650)	(65,858)
Travelers Cos., Inc. (The)	(1,432)	(185,745)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Unum Group	(1,203)	$(47,001)
Willis Towers Watson PLC (Ireland)	(719)	(101,336)

		(1,567,073)

Materials — (2.8)%
Air Products & Chemicals, Inc.	(1,206)	(201,462)
Albemarle Corp.	(596)	(59,469)
Ball Corp.	(10)	(440)
DowDuPont, Inc.	(214)	(13,762)
Ecolab, Inc.	(1,355)	(212,437)
International Flavors & Fragrances, Inc.	(434)	(60,378)
Martin Marietta Materials, Inc.	(346)	(62,955)
Mosaic Co. (The)	(137)	(4,450)
Newmont Mining Corp.	(2,872)	(86,734)
PPG Industries, Inc.	(1,341)	(146,343)
Vulcan Materials Co.	(727)	(80,842)

		(929,272)

Media — (1.0)%
Charter Communications, Inc., Class A*	(1,022)	(333,049)

Pharmaceuticals, Biotechnology & Life Sciences — (4.7)%
Agilent Technologies, Inc.	(1,754)	(123,727)
Alexion Pharmaceuticals, Inc.*	(1,083)	(150,548)
Allergan PLC (Ireland)	(34)	(6,476)
Illumina, Inc.*	(13)	(4,772)
Incyte Corp.*	(1,206)	(83,310)
Mettler-Toledo International, Inc.*	(138)	(84,039)
Mylan NV (Netherlands)*	(2,834)	(103,724)
PerkinElmer, Inc.	(39)	(3,794)
Perrigo Co. PLC (Ireland)	(753)	(53,312)
Pfizer, Inc.	(7,200)	(317,304)
Regeneron Pharmaceuticals, Inc.*	(683)	(275,959)
Thermo Fisher Scientific, Inc.	(1,060)	(258,725)
Vertex Pharmaceuticals, Inc.*	(28)	(5,397)
Waters Corp.*	(424)	(82,544)
Zoetis, Inc.	(16)	(1,465)

		(1,555,096)

Real Estate — (5.9)%
American Tower Corp., REIT	(2,427)	(352,643)
Apartment Investment & Management Co., Class A, REIT	(866)	(38,217)
AvalonBay Communities, Inc., REIT	(265)	(48,005)
Boston Properties, Inc., REIT	(850)	(104,626)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A*	(1,869)	$(82,423)
Crown Castle International Corp., REIT	(511)	(56,890)
Duke Realty Corp., REIT	(1,965)	(55,747)
Equinix, Inc., REIT	(437)	(189,173)
Essex Property Trust, Inc., REIT	(364)	(89,802)
Extra Space Storage, Inc., REIT	(40)	(3,466)
Federal Realty Investment Trust, REIT	(404)	(51,094)
HCP, Inc., REIT	(2,585)	(68,037)
Host Hotels & Resorts, Inc., REIT	(4,070)	(85,877)
Iron Mountain, Inc., REIT	(1,573)	(54,300)
Kimco Realty Corp., REIT	(2,319)	(38,820)
Macerich Co. (The), REIT	(776)	(42,905)
Mid-America Apartment Communities, Inc., REIT	(234)	(23,442)
Prologis, Inc., REIT	(2,934)	(198,896)
Regency Centers Corp., REIT	(930)	(60,143)
SBA Communications Corp., REIT*	(631)	(101,358)
Simon Property Group, Inc., REIT	(104)	(18,382)
SL Green Realty Corp., REIT	(488)	(47,595)
Ventas, Inc., REIT	(1,378)	(74,936)
Vornado Realty Trust, REIT	(1,047)	(76,431)
Welltower, Inc., REIT	(342)	(21,997)

		(1,985,205)

Retailing — (1.9)%
Dollar Tree, Inc.*	(1,309)	(106,749)
Gap, Inc. (The)	(2,118)	(61,104)
L Brands, Inc.	(1,519)	(46,026)
LKQ Corp.*	(1,748)	(55,359)
Macy’s, Inc.	(1,023)	(35,529)
Netflix, Inc.*	(517)	(193,425)
Tractor Supply Co.	(5)	(454)
TripAdvisor, Inc.*	(731)	(37,332)
Ulta Beauty, Inc.*	(329)	(92,817)

		(628,795)

Semiconductors & Semiconductor Equipment — (5.3)%
Advanced Micro Devices, Inc.*	(22)	(680)
Applied Materials, Inc.	(2,700)	(104,355)
Broadcom, Inc.	(2,147)	(529,729)
Microchip Technology, Inc.	(1,445)	(114,025)
NVIDIA Corp.	(2,193)	(616,277)
Qorvo, Inc.*	(691)	(53,131)
QUALCOMM, Inc.	(2,203)	(158,682)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.	(988)	$(89,621)
Xilinx, Inc.	(1,375)	(110,234)

		(1,776,734)

Software & Services — (9.0)%
Activision Blizzard, Inc.	(84)	(6,988)
Adobe, Inc.*	(1,101)	(297,215)
Akamai Technologies, Inc.*	(346)	(25,310)
Alphabet, Inc., Class A*	(477)	(575,777)
ANSYS, Inc.*	(15)	(2,800)
Autodesk, Inc.*	(4)	(624)
Cadence Design Systems, Inc.*	(139)	(6,299)
Electronic Arts, Inc.*	(1,148)	(138,323)
Facebook, Inc., Class A*	(2,814)	(462,790)
Fidelity National Information Services, Inc.	(1,821)	(198,616)
Fiserv, Inc.*	(13)	(1,071)
Gartner, Inc.*	(38)	(6,023)
Global Payments, Inc.	(10)	(1,274)
PayPal Holdings, Inc.*	(6,474)	(568,676)
Red Hat, Inc.*	(1,013)	(138,052)
salesforce.com, Inc.*	(849)	(135,016)
Symantec Corp.	(3,418)	(72,735)
Synopsys, Inc.*	(818)	(80,663)
Take-Two Interactive Software, Inc.*	(7)	(966)
Twitter, Inc.*	(4,186)	(119,134)
VeriSign, Inc.*	(673)	(107,761)
Western Union Co. (The)	(2,481)	(47,288)

		(2,993,401)

Technology Hardware & Equipment — (0.6)%
Arista Networks, Inc.*	(426)	(113,256)
Corning, Inc.	(3)	(106)
IPG Photonics Corp.*	(296)	(46,197)
Juniper Networks, Inc.	(1,923)	(57,632)

		(217,191)

Telecommunication Services — (1.7)%
AT&T, Inc.	(17,220)	(578,248)

Transportation — (2.1)%
Alaska Air Group, Inc.	(677)	(46,618)
American Airlines Group, Inc.	(2,534)	(104,730)
Delta Air Lines, Inc.	(3,753)	(217,036)
JB Hunt Transport Services, Inc.	(601)	(71,483)
Kansas City Southern	(561)	(63,550)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.	(3,153)	$(196,905)

		(700,322)

Utilities — (5.2)%
Alliant Energy Corp.	(1,279)	(54,447)
Ameren Corp.	(1,342)	(84,841)
American Water Works Co., Inc.	(992)	(87,266)
CenterPoint Energy, Inc.	(2,373)	(65,613)
Consolidated Edison, Inc.	(1,014)	(77,257)
Duke Energy Corp.	(1,547)	(123,791)
Edison International	(1,792)	(121,283)
Entergy Corp.	(994)	(80,643)
Eversource Energy	(1,535)	(94,310)
NextEra Energy, Inc.	(2,040)	(341,904)
NiSource, Inc.	(1,996)	(49,740)
PG&E Corp.	(2,513)	(115,623)
Pinnacle West Capital Corp.	(615)	(48,696)
Public Service Enterprise Group, Inc.	(2,772)	(146,334)
SCANA Corp.	(786)	(30,567)
Sempra Energy	(764)	(86,905)
Xcel Energy, Inc.	(2,799)	(132,141)

		(1,741,361)

TOTAL COMMON STOCK (Proceeds $29,315,711)		(28,780,298)

TOTAL SECURITIES SOLD SHORT - (86.1)%		(28,780,298)

(Proceeds $29,315,711)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		309,197

NET ASSETS - 100.0%		$33,437,160

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 139.6%
COMMON STOCKS — 139.6%
Automobiles & Components — 0.2%
Harley-Davidson, Inc.(a)	128	$5,798

Capital Goods — 13.8%
3M Co.†	159	33,503
AMETEK, Inc.	13	1,029
Boeing Co. (The)†	185	68,802
Caterpillar, Inc.†	34	5,185
Dover Corp.	114	10,092
Emerson Electric Co.†	484	37,065
Harris Corp.	91	15,398
Honeywell International, Inc.†	436	72,550
Illinois Tool Works, Inc.†	132	18,628
Jacobs Engineering Group, Inc.	109	8,339
Parker-Hannifin Corp.†	103	18,945
Pentair PLC (Ireland)(a)	135	5,852
Rockwell Automation, Inc.	42	7,876
Snap-on, Inc.(a)	44	8,078
Textron, Inc.	1	71
United Rentals, Inc.*	58	9,489
United Technologies Corp.	435	60,817
WW Grainger, Inc.†(a)	44	15,726

		397,445

Commercial & Professional Services — 1.9%
Copart, Inc.*	22	1,134
Republic Services, Inc.†	250	18,165
Robert Half International, Inc.	95	6,686
Waste Management, Inc.†	329	29,728

		55,713

Consumer Durables & Apparel — 0.9%
Garmin Ltd. (Switzerland)	146	10,227
NIKE, Inc., Class B	59	4,998
Ralph Lauren Corp.	7	963
Tapestry, Inc.	75	3,770
Whirlpool Corp.	51	6,056

		26,014

Consumer Services — 2.1%
Darden Restaurants, Inc.	84	9,340
Marriott International, Inc., Class A†	6	792
McDonald’s Corp.†	186	31,116
Yum! Brands, Inc.†	210	19,091

		60,339

Diversified Financials — 5.2%
Affiliated Managers Group, Inc.	41	5,606

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Berkshire Hathaway, Inc., Class B*	78	$16,701
BlackRock, Inc.†	57	26,866
Invesco Ltd. (Bermuda)	301	6,887
Moody’s Corp.†	148	24,746
Nasdaq, Inc.†	128	10,982
S&P Global, Inc.†	193	37,710
T Rowe Price Group, Inc.†	188	20,526

		150,024

Energy — 11.6%
Chevron Corp.†	354	43,287
ConocoPhillips†	906	70,124
Devon Energy Corp.	396	15,816
Exxon Mobil Corp.†	1,006	85,530
Hess Corp.†	239	17,108
HollyFrontier Corp.	136	9,506
Marathon Oil Corp.	657	15,295
Marathon Petroleum Corp.	349	27,910
Phillips 66†	382	43,059
TechnipFMC PLC (United Kingdom)†	179	5,594
Valero Energy Corp.	6	682

		333,911

Food & Staples Retailing — 5.8%
Kroger Co. (The)†	664	19,329
Sysco Corp.†	402	29,447
Walgreens Boots Alliance, Inc.†	431	31,420
Walmart, Inc.†	909	85,364

		165,560

Food, Beverage & Tobacco — 9.7%
Altria Group, Inc.†	1,244	75,026
Archer-Daniels-Midland Co.†	432	21,717
Conagra Brands, Inc.	290	9,851
Kellogg Co.	267	18,695
Kraft Heinz Co. (The)†	190	10,471
Molson Coors Brewing Co., Class B	2	123
PepsiCo, Inc.†	554	61,937
Philip Morris International, Inc.†	1,013	82,600

		280,420

Health Care Equipment & Services — 17.4%
Aetna, Inc.†	253	51,321
AmerisourceBergen Corp.	60	5,533
Anthem, Inc.†	196	53,714
Cardinal Health, Inc.	238	12,852
Centene Corp.†*	157	22,730

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cigna Corp.†	188	$39,151
CVS Health Corp.†	512	40,305
Danaher Corp.	8	869
DaVita, Inc.*	84	6,017
Envision Healthcare Corp.*	94	4,299
Express Scripts Holding Co.†*	327	31,068
HCA Healthcare, Inc.†	267	37,145
Humana, Inc.†	106	35,883
Laboratory Corp. of America Holdings†*	79	13,721
McKesson Corp.†	107	14,194
Medtronic PLC (Ireland)†	753	74,073
ResMed, Inc.	71	8,189
UnitedHealth Group, Inc.†	144	38,310
WellCare Health Plans, Inc.*	35	11,217

		500,591

Household & Personal Products — 6.0%
Church & Dwight Co., Inc.(a)	188	11,162
Clorox Co. (The)(a)	98	14,740
Colgate-Palmolive Co.†	669	44,790
Kimberly-Clark Corp.†	267	30,342
Procter & Gamble Co. (The)†	852	70,912

		171,946

Insurance — 3.0%
Aflac, Inc.	189	8,896
Arthur J Gallagher & Co.	140	10,422
Loews Corp.	244	12,256
Marsh & McLennan Cos., Inc.	182	15,055
Progressive Corp. (The)†	448	31,826
Torchmark Corp.	74	6,415

		84,870

Materials — 3.5%
Avery Dennison Corp.	5	542
CF Industries Holdings, Inc.	159	8,656
Eastman Chemical Co.†	79	7,562
FMC Corp.	103	8,980
Freeport-McMoRan, Inc.†	1,084	15,089
International Paper Co.†	7	344
LyondellBasell Industries NV, Class A (Netherlands)†	298	30,548
Praxair, Inc.†	91	14,626
Sealed Air Corp.(a)	123	4,938

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WestRock Co.	196	$10,474

		101,759

Media — 6.8%
CBS Corp., Class B, non-voting shares†	155	8,905
Comcast Corp., Class A	226	8,003
Discovery, Inc., Class A(a) *	49	1,568
DISH Network Corp., Class A*	360	12,874
Interpublic Group of Cos., Inc. (The)	286	6,541
News Corp., Class A†	351	4,630
Omnicom Group, Inc.†	172	11,699
Twenty-First Century Fox, Inc., Class A†	1,428	66,159
Viacom, Inc., Class B	309	10,432
Walt Disney Co. (The)†	551	64,434

		195,245

Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
AbbVie, Inc.†	203	19,200
Amgen, Inc.†	161	33,374
Biogen, Inc.†*	84	29,678
Celgene Corp.†*	413	36,959
Gilead Sciences, Inc.†	375	28,954
Johnson & Johnson†	392	54,163
Merck & Co., Inc.†	235	16,671
Nektar Therapeutics(a) *	132	8,047

		227,046

Real Estate — 0.2%
Equity Residential, REIT	5	331
Realty Income Corp., REIT(a)	41	2,332
UDR, Inc., REIT	41	1,658
Weyerhaeuser Co., REIT†	38	1,226

		5,547

Retailing — 11.4%
Advance Auto Parts, Inc.	57	9,595
Amazon.com, Inc.*	1	2,003
AutoZone, Inc.*	20	15,514
Best Buy Co., Inc.†	25	1,984
Booking Holdings, Inc.†*	26	51,584
CarMax, Inc.(a) *	19	1,419
Dollar General Corp.	161	17,597
Foot Locker, Inc.(a)	95	4,843
Genuine Parts Co.	113	11,232
Home Depot, Inc. (The)†	403	83,481

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.	128	$9,542
Lowe’s Cos., Inc.†	625	71,763
Nordstrom, Inc.(a)	4	239
Ross Stores, Inc.†	91	9,018
Target Corp.†	88	7,762
Tiffany & Co.	94	12,123
TJX Cos., Inc. (The)	174	19,491

		329,190

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.†	62	2,932
KLA-Tencor Corp.	33	3,356
Micron Technology, Inc.†*	964	43,602

		49,890

Software & Services — 11.8%
Accenture PLC, Class A (Ireland)†	431	73,356
Alliance Data Systems Corp.	43	10,155
Automatic Data Processing, Inc.†	338	50,923
Broadridge Financial Solutions, Inc.	90	11,876
CA, Inc.†	319	14,084
Citrix Systems, Inc.*	75	8,337
DXC Technology Co.†	218	20,387
eBay, Inc.†*	133	4,392
Fiserv, Inc.†*	14	1,153
International Business Machines Corp.†	119	17,994
Intuit, Inc.†	199	45,253
Oracle Corp.†	876	45,167
Paychex, Inc.†	276	20,327
Visa, Inc., Class A	100	15,009

		338,413

Technology Hardware & Equipment — 9.7%
Apple, Inc.†	228	51,469
Cisco Systems, Inc.†	1,681	81,781
F5 Networks, Inc.†*	47	9,373
FLIR Systems, Inc.	106	6,516
Hewlett Packard Enterprise Co.†	1,138	18,561
HP, Inc.†	1,246	32,109
Motorola Solutions, Inc.†	84	10,932
NetApp, Inc.†	204	17,522
Seagate Technology PLC (Ireland)†	184	8,712
TE Connectivity Ltd. (Switzerland)†	269	23,653
Western Digital Corp.	228	13,347

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Xerox Corp.	196	$5,288

		279,263

Telecommunication Services — 3.1%
CenturyLink, Inc.	426	9,031
Verizon Communications, Inc.†	1,509	80,566

		89,597

Transportation — 4.0%
CSX Corp.	235	17,402
Expeditors International of Washington, Inc.	134	9,853
FedEx Corp.†	99	23,838
Norfolk Southern Corp.	129	23,285
Union Pacific Corp.†	156	25,401
United Parcel Service, Inc., Class B	140	16,345

		116,124

Utilities — 1.9%
CMS Energy Corp.	17	833
FirstEnergy Corp.†	367	13,641
NRG Energy, Inc.	242	9,051
PPL Corp.	86	2,516
Southern Co. (The)†	309	13,472
WEC Energy Group, Inc.	244	16,289

		55,802

TOTAL COMMON STOCKS (Cost $3,612,154)		4,020,507

TOTAL LONG POSITIONS - 139.6%		4,020,507

(Cost $3,612,154)

SHORT POSITIONS — (40.2)%
COMMON STOCKS — (40.2)%
Automobiles & Components — (0.9)%
Aptiv PLC (Jersey)	(58)	(4,866)
Ford Motor Co.	(881)	(8,149)
General Motors Co.	(313)	(10,539)
Goodyear Tire & Rubber Co. (The)	(53)	(1,240)

		(24,794)

Banks — (3.2)%
Bank of America Corp.	(54)	(1,591)
BB&T Corp.	(172)	(8,349)
Citigroup, Inc.	(322)	(23,100)
Citizens Financial Group, Inc.	(107)	(4,127)
Comerica, Inc.	(37)	(3,337)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Fifth Third Bancorp.	(150)	$(4,188)
Huntington Bancshares, Inc.	(245)	(3,655)
KeyCorp.	(236)	(4,694)
M&T Bank Corp.	(32)	(5,265)
People’s United Financial, Inc.	(76)	(1,301)
PNC Financial Services Group, Inc. (The)	(20)	(2,724)
Regions Financial Corp.	(259)	(4,753)
SunTrust Banks, Inc.	(104)	(6,946)
US Bancorp	(58)	(3,063)
Wells Fargo & Co.	(266)	(13,981)
Zions Bancorp NA	(44)	(2,207)

		(93,281)

Capital Goods — (3.6)%
Allegion PLC (Ireland)	(21)	(1,902)
AO Smith Corp.	(35)	(1,868)
Cummins, Inc.	(37)	(5,405)
Deere & Co.	(40)	(6,013)
Eaton Corp. PLC (Ireland)	(25)	(2,168)
Fastenal Co.	(64)	(3,713)
Fluor Corp.	(21)	(1,220)
Fortune Brands Home & Security, Inc.	(34)	(1,780)
General Dynamics Corp.	(65)	(13,307)
General Electric Co.	(1,098)	(12,396)
Ingersoll-Rand PLC (Ireland)	(4)	(409)
Johnson Controls International PLC (Ireland)	(206)	(7,210)
L3 Technologies, Inc.	(2)	(425)
Lockheed Martin Corp.	(30)	(10,379)
Masco Corp.	(68)	(2,489)
Northrop Grumman Corp.	(38)	(12,060)
PACCAR, Inc.	(73)	(4,978)
Quanta Services, Inc.*	(34)	(1,135)
Raytheon Co.	(2)	(413)
Rockwell Collins, Inc.	(37)	(5,197)
Stanley Black & Decker, Inc.	(33)	(4,833)
Xylem, Inc.	(40)	(3,195)

		(102,495)

Commercial & Professional Services — (0.4)%
Cintas Corp.	(24)	(4,747)
Equifax, Inc.	(27)	(3,525)
IHS Markit Ltd. (Bermuda)*	(18)	(971)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)	(79)	$(2,185)

		(11,428)

Consumer Durables & Apparel — (0.9)%
DR Horton, Inc.	(84)	(3,543)
Hanesbrands, Inc.	(80)	(1,474)
Hasbro, Inc.	(29)	(3,048)
Leggett & Platt, Inc.	(29)	(1,270)
Mattel, Inc.*	(76)	(1,193)
Newell Brands, Inc.	(108)	(2,192)
PulteGroup, Inc.	(63)	(1,561)
PVH Corp.	(18)	(2,599)
Under Armour, Inc., Class C*	(23)	(448)
VF Corp.	(88)	(8,224)

		(25,552)

Consumer Services — (1.1)%
Carnival Corp. (Panama)	(122)	(7,780)
Hilton Worldwide Holdings, Inc.	(30)	(2,423)
MGM Resorts International	(124)	(3,461)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(49)	(2,814)
Royal Caribbean Cruises Ltd. (Liberia)	(46)	(5,977)
Starbucks Corp.	(108)	(6,139)
Wynn Resorts Ltd.	(24)	(3,049)

		(31,643)

Diversified Financials — (2.5)%
Ameriprise Financial, Inc.	(32)	(4,725)
Bank of New York Mellon Corp. (The)	(222)	(11,320)
Capital One Financial Corp.	(107)	(10,158)
Cboe Global Markets, Inc.	(16)	(1,535)
Charles Schwab Corp. (The)	(41)	(2,015)
Discover Financial Services	(63)	(4,816)
Goldman Sachs Group, Inc. (The)	(28)	(6,279)
Intercontinental Exchange, Inc.	(20)	(1,498)
Jefferies Financial Group, Inc.	(79)	(1,735)
Morgan Stanley	(265)	(12,341)
Northern Trust Corp.	(50)	(5,106)
Raymond James Financial, Inc.	(33)	(3,038)
State Street Corp.	(42)	(3,519)
Synchrony Financial	(170)	(5,284)

		(73,369)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (3.3)%
Anadarko Petroleum Corp.	(116)	$(7,820)
Andeavor	(33)	(5,065)
Cabot Oil & Gas Corp.	(97)	(2,184)
Cimarex Energy Co.	(21)	(1,952)
Concho Resources, Inc.*	(33)	(5,041)
EOG Resources, Inc.	(106)	(13,522)
EQT Corp.	(58)	(2,565)
Halliburton Co.	(158)	(6,404)
Helmerich & Payne, Inc.	(24)	(1,650)
Kinder Morgan, Inc.	(501)	(8,883)
National Oilwell Varco, Inc.	(84)	(3,619)
Newfield Exploration Co.*	(44)	(1,269)
Noble Energy, Inc.	(107)	(3,337)
ONEOK, Inc.	(4)	(271)
Pioneer Natural Resources Co.	(37)	(6,445)
Schlumberger Ltd. (Curacao)	(306)	(18,642)
Williams Cos., Inc. (The)	(183)	(4,976)

		(93,645)

Food, Beverage & Tobacco — (1.5)%
Brown-Forman Corp., Class B	(107)	(5,409)
Campbell Soup Co.	(1)	(37)
Coca-Cola Co. (The)	(84)	(3,880)
Constellation Brands, Inc., Class A	(43)	(9,272)
Hershey Co. (The)	(47)	(4,794)
Hormel Foods Corp.	(118)	(4,649)
JM Smucker Co. (The)	(26)	(2,668)
McCormick & Co., Inc., non-voting shares	(25)	(3,294)
Mondelez International, Inc., Class A	(29)	(1,246)
Monster Beverage Corp.*	(57)	(3,322)
Tyson Foods, Inc., Class A	(81)	(4,822)

		(43,393)

Health Care Equipment & Services — (1.6)%
Abbott Laboratories	(45)	(3,301)
ABIOMED, Inc.*	(2)	(900)
Baxter International, Inc.	(120)	(9,251)
Boston Scientific Corp.*	(84)	(3,234)
Cerner Corp.*	(76)	(4,895)
DENTSPLY SIRONA, Inc.	(50)	(1,887)
Henry Schein, Inc.*	(23)	(1,956)
Hologic, Inc.*	(61)	(2,500)
Quest Diagnostics, Inc.	(5)	(540)
Stryker Corp.	(43)	(7,640)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	(21)	$(2,685)
Varian Medical Systems, Inc.*	(21)	(2,351)
Zimmer Biomet Holdings, Inc.	(45)	(5,916)

		(47,056)

Household & Personal Products — (0.1)%
Coty, Inc., Class A	(166)	(2,085)

Insurance — (2.2)%
Allstate Corp. (The)	(77)	(7,600)
American International Group, Inc.	(198)	(10,541)
Aon PLC (United Kingdom)	(53)	(8,150)
Assurant, Inc.	(9)	(972)
Brighthouse Financial, Inc.*	(27)	(1,194)
Chubb Ltd. (Switzerland)	(40)	(5,346)
Cincinnati Financial Corp.	(37)	(2,842)
Everest Re Group Ltd. (Bermuda)	(10)	(2,285)
Hartford Financial Services Group, Inc. (The)	(19)	(949)
Lincoln National Corp.	(49)	(3,315)
Principal Financial Group, Inc.	(64)	(3,750)
Prudential Financial, Inc.	(31)	(3,141)
Travelers Cos., Inc. (The)	(60)	(7,783)
Unum Group	(49)	(1,914)
Willis Towers Watson PLC (Ireland)	(30)	(4,228)

		(64,010)

Materials — (1.2)%
Air Products & Chemicals, Inc.	(49)	(8,185)
Albemarle Corp.	(25)	(2,494)
Ecolab, Inc.	(47)	(7,369)
International Flavors & Fragrances, Inc.	(18)	(2,504)
Martin Marietta Materials, Inc.	(14)	(2,547)
Mosaic Co. (The)	(1)	(32)
Newmont Mining Corp.	(118)	(3,564)
PPG Industries, Inc.	(54)	(5,893)
Vulcan Materials Co.	(29)	(3,225)

		(35,813)

Media — (0.5)%
Charter Communications, Inc., Class A*	(44)	(14,339)

Pharmaceuticals, Biotechnology & Life Sciences — (2.3)%
Agilent Technologies, Inc.	(71)	(5,008)
Alexion Pharmaceuticals, Inc.*	(47)	(6,533)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	(48)	$(3,316)
Mettler-Toledo International, Inc.*	(6)	(3,654)
Mylan NV (Netherlands)*	(114)	(4,172)
PerkinElmer, Inc.	(25)	(2,432)
Perrigo Co. PLC (Ireland)	(31)	(2,195)
Pfizer, Inc.	(288)	(12,692)
Regeneron Pharmaceuticals, Inc.*	(28)	(11,313)
Thermo Fisher Scientific, Inc.	(41)	(10,007)
Vertex Pharmaceuticals, Inc.*	(2)	(385)
Waters Corp.*	(18)	(3,504)

		(65,211)

Real Estate — (3.3)%
American Tower Corp., REIT	(97)	(14,094)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,545)
AvalonBay Communities, Inc., REIT	(11)	(1,993)
Boston Properties, Inc., REIT	(35)	(4,308)
CBRE Group, Inc., Class A*	(75)	(3,307)
Crown Castle International Corp., REIT	(42)	(4,676)
Duke Realty Corp., REIT	(80)	(2,270)
Equinix, Inc., REIT	(17)	(7,359)
Essex Property Trust, Inc., REIT	(15)	(3,701)
Federal Realty Investment Trust, REIT	(17)	(2,150)
HCP, Inc., REIT	(99)	(2,606)
Host Hotels & Resorts, Inc., REIT	(164)	(3,460)
Iron Mountain, Inc., REIT	(63)	(2,175)
Kimco Realty Corp., REIT	(94)	(1,574)
Macerich Co. (The), REIT	(32)	(1,769)
Mid-America Apartment Communities, Inc., REIT	(13)	(1,302)
Prologis, Inc., REIT	(119)	(8,067)
Regency Centers Corp., REIT	(38)	(2,457)
SBA Communications Corp., REIT*	(26)	(4,176)
Simon Property Group, Inc., REIT	(69)	(12,196)
SL Green Realty Corp., REIT	(21)	(2,048)
Ventas, Inc., REIT	(62)	(3,372)
Vornado Realty Trust, REIT	(43)	(3,139)
Welltower, Inc., REIT	(3)	(193)

		(93,937)

Retailing — (0.8)%
Dollar Tree, Inc.*	(53)	(4,322)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Gap, Inc. (The)	(86)	$(2,481)
L Brands, Inc.	(62)	(1,879)
LKQ Corp.*	(70)	(2,217)
Macy’s, Inc.	(69)	(2,396)
Netflix, Inc.*	(15)	(5,612)
TripAdvisor, Inc.*	(31)	(1,583)
Ulta Beauty, Inc.*	(13)	(3,668)

		(24,158)

Semiconductors & Semiconductor Equipment — (2.6)%
Applied Materials, Inc.	(100)	(3,865)
Broadcom, Inc.	(80)	(19,738)
Microchip Technology, Inc.	(58)	(4,577)
NVIDIA Corp.	(89)	(25,011)
Qorvo, Inc.*	(28)	(2,153)
QUALCOMM, Inc.	(78)	(5,618)
Skyworks Solutions, Inc.	(40)	(3,628)
Texas Instruments, Inc.	(61)	(6,545)
Xilinx, Inc.	(56)	(4,490)

		(75,625)

Software & Services — (3.8)%
Adobe, Inc.*	(40)	(10,798)
Akamai Technologies, Inc.*	(38)	(2,780)
Alphabet, Inc., Class A*	(12)	(14,485)
Cadence Design Systems, Inc.*	(4)	(181)
Electronic Arts, Inc.*	(53)	(6,386)
Facebook, Inc., Class A*	(104)	(17,104)
Fidelity National Information Services, Inc.	(74)	(8,071)
PayPal Holdings, Inc.*	(260)	(22,838)
Red Hat, Inc.*	(41)	(5,587)
salesforce.com, Inc.*	(23)	(3,658)
Symantec Corp.	(137)	(2,915)
Synopsys, Inc.*	(33)	(3,254)
Take-Two Interactive Software, Inc.*	(2)	(276)
Total System Services, Inc.	(1)	(99)
Twitter, Inc.*	(168)	(4,781)
VeriSign, Inc.*	(28)	(4,483)
Western Union Co. (The)	(101)	(1,925)

		(109,621)

Technology Hardware & Equipment — (0.3)%
Arista Networks, Inc.*	(17)	(4,520)
IPG Photonics Corp.*	(12)	(1,873)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.	(78)	$(2,338)

		(8,731)

Telecommunication Services — (0.8)%
AT&T, Inc.	(696)	(23,372)
Transportation — (1.0)%
Alaska Air Group, Inc.	(27)	(1,859)
American Airlines Group, Inc.	(103)	(4,257)
Delta Air Lines, Inc.	(154)	(8,906)
JB Hunt Transport Services, Inc.	(25)	(2,974)
Kansas City Southern	(23)	(2,605)
Southwest Airlines Co.	(130)	(8,118)

		(28,719)

Utilities — (2.3)%
Alliant Energy Corp.	(49)	(2,086)
Ameren Corp.	(54)	(3,414)
American Water Works Co., Inc.	(40)	(3,519)
CenterPoint Energy, Inc.	(96)	(2,654)
Consolidated Edison, Inc.	(32)	(2,438)
Duke Energy Corp.	(43)	(3,441)
Edison International	(72)	(4,873)
Entergy Corp.	(40)	(3,245)
Eversource Energy	(43)	(2,642)
NextEra Energy, Inc.	(77)	(12,905)
NiSource, Inc.	(80)	(1,994)
PG&E Corp.	(114)	(5,245)
Pinnacle West Capital Corp.	(25)	(1,980)
Public Service Enterprise Group, Inc.	(111)	(5,860)
SCANA Corp.	(31)	(1,206)
Sempra Energy	(22)	(2,502)
Xcel Energy, Inc.	(112)	(5,288)

		(65,292)

TOTAL COMMON STOCKS (Proceeds $1,174,322)		(1,157,569)

TOTAL SECURITIES SOLD SHORT - (40.2)%		(1,157,569)

(Proceeds $1,174,322)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		18,180

NET ASSETS - 100.0%		$2,881,118

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 121.8%
COMMON STOCKS — 121.8%
Automobiles & Components — 0.2%
Harley-Davidson, Inc.†(a)	240	$10,872

Capital Goods — 11.8%
3M Co.†	255	53,731
AMETEK, Inc.†	175	13,846
Boeing Co. (The)†	289	107,479
Caterpillar, Inc.†	138	21,044
Dover Corp.†	213	18,857
Emerson Electric Co.†	907	69,458
Harris Corp.†	172	29,104
Honeywell International, Inc.†	822	136,781
Illinois Tool Works, Inc.†	295	41,630
Jacobs Engineering Group, Inc.†	204	15,606
Parker-Hannifin Corp.†	193	35,498
Pentair PLC (Ireland)†(a)	253	10,968
Rockwell Automation, Inc.†	28	5,251
Snap-on, Inc.†(a)	86	15,790
United Rentals, Inc.†*	119	19,468
United Technologies Corp.	836	116,881
WW Grainger, Inc.†	43	15,369

		726,761

Commercial & Professional Services — 1.6%
Republic Services, Inc.†	433	31,462
Robert Half International, Inc.†	176	12,387
Waste Management, Inc.†	619	55,934

		99,783

Consumer Durables & Apparel — 1.3%
Garmin Ltd. (Switzerland)†	275	19,264
Michael Kors Holdings Ltd. (British Virgin Islands)†*	139	9,530
NIKE, Inc., Class B	196	16,605
Ralph Lauren Corp.†	32	4,402
Tapestry, Inc.†	412	20,711
Whirlpool Corp.†	94	11,162

		81,674

Consumer Services — 1.1%
Darden Restaurants, Inc.†	147	16,345
Marriott International, Inc., Class A	1	132
McDonald’s Corp.†	286	47,845
Yum! Brands, Inc.	65	5,909

		70,231

Diversified Financials — 5.4%
Affiliated Managers Group, Inc.	76	10,391

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Berkshire Hathaway, Inc., Class B†*	251	$53,742
BlackRock, Inc.†	132	62,216
Franklin Resources, Inc.†	488	14,840
Moody’s Corp.†	286	47,819
MSCI, Inc.	41	7,274
Nasdaq, Inc.†	253	21,707
S&P Global, Inc.†	362	70,731
T Rowe Price Group, Inc.†	374	40,833

		329,553

Energy — 10.6%
Chevron Corp.†	827	101,126
ConocoPhillips†	1,793	138,778
Devon Energy Corp.†	699	27,918
Exxon Mobil Corp.†	1,887	160,433
Hess Corp.†	448	32,068
HollyFrontier Corp.†	255	17,825
Marathon Oil Corp.†	1,271	29,589
Marathon Petroleum Corp.	31	2,479
Occidental Petroleum Corp.†	327	26,870
Phillips 66†	766	86,344
TechnipFMC PLC (United Kingdom)†	440	13,750
Valero Energy Corp.†	138	15,698

		652,878

Food & Staples Retailing — 5.1%
Kroger Co. (The)†	1,064	30,973
Sysco Corp.†	760	55,670
Walgreens Boots Alliance, Inc.†	1,011	73,702
Walmart, Inc.†	1,636	153,637

		313,982

Food, Beverage & Tobacco — 8.4%
Altria Group, Inc.†	1,889	113,926
Archer-Daniels-Midland Co.†	809	40,668
Conagra Brands, Inc.†	571	19,397
Kellogg Co.†	496	34,730
Kraft Heinz Co. (The)†	858	47,284
Molson Coors Brewing Co., Class B†	23	1,414
PepsiCo, Inc.†	905	101,179
Philip Morris International, Inc.†	1,902	155,089

		513,687

Health Care Equipment & Services — 15.1%
Aetna, Inc.†	489	99,194
AmerisourceBergen Corp.†	200	18,444
Anthem, Inc.†	367	100,576

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Becton Dickinson and Co.	59	$15,399
Cardinal Health, Inc.†	454	24,516
Centene Corp.†*	293	42,421
Cigna Corp.†	354	73,720
CVS Health Corp.†	650	51,168
Danaher Corp.	47	5,107
DaVita, Inc.*	156	11,174
Envision Healthcare Corp.*	177	8,094
Express Scripts Holding Co.†*	409	38,859
HCA Healthcare, Inc.†	500	69,560
Humana, Inc.†	199	67,365
Laboratory Corp. of America Holdings†*	158	27,441
McKesson Corp.†	265	35,152
Medtronic PLC (Ireland)†	1,120	110,174
ResMed, Inc.†	204	23,529
UnitedHealth Group, Inc.†	318	84,601
WellCare Health Plans, Inc.†*	64	20,511

		927,005

Household & Personal Products — 4.9%
Church & Dwight Co., Inc.†(a)	362	21,492
Clorox Co. (The)†	184	27,675
Colgate-Palmolive Co.†	1,273	85,227
Kimberly-Clark Corp.†	420	47,729
Procter & Gamble Co. (The)†	1,413	117,604

		299,727

Insurance — 2.3%
Aflac, Inc.	92	4,330
Arthur J Gallagher & Co.†	267	19,875
Loews Corp.†	457	22,955
Marsh & McLennan Cos., Inc.	318	26,305
Progressive Corp. (The)†	856	60,810
Torchmark Corp.†	83	7,195

		141,470

Materials — 3.1%
Avery Dennison Corp.†	22	2,384
CF Industries Holdings, Inc.†	336	18,292
Eastman Chemical Co.†	133	12,731
FMC Corp.†	194	16,913
Freeport-McMoRan, Inc.†	1,354	18,848
International Paper Co.†	45	2,212
LyondellBasell Industries NV, Class A (Netherlands)†	493	50,537

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Praxair, Inc.†	207	$33,271
Sealed Air Corp.(a)	229	9,194
Sherwin-Williams Co. (The)	17	7,739
WestRock Co.†	369	19,719

		191,840

Media — 5.0%
CBS Corp., Class B, non-voting shares†	150	8,618
Comcast Corp., Class A†	113	4,001
DISH Network Corp., Class A†*	681	24,353
Interpublic Group of Cos., Inc. (The)†	398	9,102
News Corp., Class A†	469	6,186
Omnicom Group, Inc.	173	11,767
Twenty-First Century Fox, Inc., Class A†	2,675	123,933
Viacom, Inc., Class B	45	1,519
Walt Disney Co. (The)†	990	115,771

		305,250

Pharmaceuticals, Biotechnology & Life Sciences — 6.6%
AbbVie, Inc.†	575	54,384
Amgen, Inc.†	249	51,615
Biogen, Inc.†*	142	50,170
Celgene Corp.†*	849	75,977
Gilead Sciences, Inc.†	196	15,133
Johnson & Johnson†	816	112,747
Merck & Co., Inc.†	417	29,582
Nektar Therapeutics†(a) *	248	15,118

		404,726

Real Estate — 0.4%
Realty Income Corp., REIT(a)	217	12,345
UDR, Inc., REIT	55	2,224
Weyerhaeuser Co., REIT†	377	12,166

		26,735

Retailing — 8.9%
Advance Auto Parts, Inc.†	107	18,011
Amazon.com, Inc.*	2	4,006
AutoZone, Inc.†*	36	27,925
Best Buy Co., Inc.	15	1,190
Booking Holdings, Inc.†*	36	71,424
Dollar General Corp.†	297	32,462
Foot Locker, Inc.(a)	157	8,004
Genuine Parts Co.†	212	21,073
Home Depot, Inc. (The)†	753	155,984

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.†	226	$16,848
Lowe’s Cos., Inc.†	1,171	134,454
O’Reilly Automotive, Inc.†*	2	695
Target Corp.†	27	2,382
Tiffany & Co.†	185	23,859
TJX Cos., Inc. (The)†	279	31,254

		549,571

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.†	87	4,114
KLA-Tencor Corp.†	54	5,492
Lam Research Corp.†	5	759
Micron Technology, Inc.†*	1,884	85,213
Texas Instruments, Inc.†	420	45,062

		140,640

Software & Services — 10.2%
Accenture PLC, Class A (Ireland)†	883	150,287
Alliance Data Systems Corp.†	80	18,893
Automatic Data Processing, Inc.†	644	97,025
Broadridge Financial Solutions, Inc.†	170	22,432
CA, Inc.†	608	26,843
Citrix Systems, Inc.†*	127	14,117
DXC Technology Co.†	435	40,681
eBay, Inc.†*	421	13,901
International Business Machines Corp.†	78	11,794
Intuit, Inc.†	375	85,275
Oracle Corp.†	1,310	67,544
Paychex, Inc.†	547	40,287
Total System Services, Inc.	1	99
Visa, Inc., Class A†	270	40,524

		629,702

Technology Hardware & Equipment — 8.4%
Apple, Inc.†	523	118,062
Cisco Systems, Inc.†	2,804	136,415
F5 Networks, Inc.†*	89	17,748
FLIR Systems, Inc.†	200	12,294
Hewlett Packard Enterprise Co.	1,641	26,765
HP, Inc.†	2,473	63,729
Motorola Solutions, Inc.†	153	19,911
NetApp, Inc.†	401	34,442
Seagate Technology PLC (Ireland)†	198	9,375
TE Connectivity Ltd. (Switzerland)†	503	44,229
Western Digital Corp.†	428	25,055

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Xerox Corp.†	369	$9,956

		517,981

Telecommunication Services — 2.6%
CenturyLink, Inc.†	418	8,862
Verizon Communications, Inc.†	2,810	150,026

		158,888

Transportation — 3.6%
CSX Corp.	272	20,142
Expeditors International of Washington, Inc.†	268	19,706
FedEx Corp.†	212	51,047
Norfolk Southern Corp.†	272	49,096
Union Pacific Corp.†	266	43,313
United Parcel Service, Inc., Class B†	331	38,644

		221,948

Utilities — 2.9%
CMS Energy Corp.†	408	19,992
Dominion Energy, Inc.	107	7,520
DTE Energy Co.	116	12,659
FirstEnergy Corp.†	714	26,539
NRG Energy, Inc.†	483	18,064
PPL Corp.†	1,009	29,523
Southern Co. (The)†	719	31,348
WEC Energy Group, Inc.†	456	30,443

		176,088

TOTAL COMMON STOCKS (Cost $6,802,203)		7,490,992

TOTAL LONG POSITIONS - 121.8%		7,490,992

(Cost $6,802,203)

SHORT POSITIONS — (96.6)%
COMMON STOCKS — (96.6)%
Automobiles & Components — (2.2)%
Aptiv PLC (Jersey)	(303)	(25,422)
BorgWarner, Inc.	(46)	(1,968)
Ford Motor Co.	(4,802)	(44,418)
General Motors Co.	(1,618)	(54,478)
Goodyear Tire & Rubber Co. (The)	(272)	(6,362)

		(132,648)

Banks — (7.9)%
Bank of America Corp.	(613)	(18,059)
BB&T Corp.	(879)	(42,667)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Citigroup, Inc.	(1,656)	$(118,801)
Citizens Financial Group, Inc.	(549)	(21,175)
Comerica, Inc.	(195)	(17,589)
Fifth Third Bancorp.	(770)	(21,498)
Huntington Bancshares, Inc.	(1,254)	(18,710)
JPMorgan Chase & Co.	(5)	(564)
KeyCorp.	(1,293)	(25,718)
M&T Bank Corp.	(164)	(26,985)
People’s United Financial, Inc.	(388)	(6,643)
PNC Financial Services Group, Inc. (The)	(137)	(18,658)
Regions Financial Corp.	(1,266)	(23,231)
SunTrust Banks, Inc.	(529)	(35,332)
SVB Financial Group*	(5)	(1,554)
US Bancorp	(271)	(14,312)
Wells Fargo & Co.	(1,206)	(63,387)
Zions Bancorp NA	(232)	(11,635)

		(486,518)

Capital Goods — (8.0)%
AO Smith Corp.	(196)	(10,461)
Cummins, Inc.	(185)	(27,023)
Deere & Co.	(321)	(48,256)
Eaton Corp. PLC (Ireland)	(104)	(9,020)
Fastenal Co.	(325)	(18,856)
Fluor Corp.	(29)	(1,685)
Fortune Brands Home & Security, Inc.	(181)	(9,477)
General Dynamics Corp.	(339)	(69,400)
General Electric Co.	(4,444)	(50,173)
Ingersoll-Rand PLC (Ireland)	(11)	(1,125)
Johnson Controls International PLC (Ireland)	(1,099)	(38,465)
Lockheed Martin Corp.	(120)	(41,515)
Masco Corp.	(366)	(13,396)
Northrop Grumman Corp.	(199)	(63,157)
PACCAR, Inc.	(398)	(27,140)
Quanta Services, Inc.*	(185)	(6,175)
Rockwell Collins, Inc.	(82)	(11,519)
Stanley Black & Decker, Inc.	(175)	(25,627)
TransDigm Group, Inc.*	(1)	(372)
Xylem, Inc.	(205)	(16,373)

		(489,215)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(92)	(18,199)
Equifax, Inc.	(138)	(18,019)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
IHS Markit Ltd. (Bermuda)*	(45)	$(2,428)
Nielsen Holdings PLC (United Kingdom)	(423)	(11,700)

		(50,346)

Consumer Durables & Apparel — (2.3)%
DR Horton, Inc.	(432)	(18,222)
Hanesbrands, Inc.	(412)	(7,593)
Hasbro, Inc.	(146)	(15,348)
Leggett & Platt, Inc.	(157)	(6,875)
Mattel, Inc.*	(395)	(6,201)
Newell Brands, Inc.	(556)	(11,287)
PulteGroup, Inc.	(326)	(8,075)
PVH Corp.	(90)	(12,996)
Under Armour, Inc., Class C*	(514)	(10,002)
VF Corp.	(449)	(41,959)

		(138,558)

Consumer Services — (2.7)%
Carnival Corp. (Panama)	(710)	(45,277)
Hilton Worldwide Holdings, Inc.	(133)	(10,744)
MGM Resorts International	(684)	(19,090)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(266)	(15,276)
Royal Caribbean Cruises Ltd. (Liberia)	(251)	(32,615)
Starbucks Corp.	(506)	(28,761)
Wynn Resorts Ltd.	(124)	(15,755)

		(167,518)

Diversified Financials — (6.7)%
Ameriprise Financial, Inc.	(163)	(24,069)
Bank of New York Mellon Corp. (The)	(1,135)	(57,874)
Capital One Financial Corp.	(543)	(51,547)
Cboe Global Markets, Inc.	(4)	(384)
Charles Schwab Corp. (The)	(455)	(22,363)
Discover Financial Services	(251)	(19,189)
E*TRADE Financial Corp.*	(80)	(4,191)
Goldman Sachs Group, Inc. (The)	(234)	(52,472)
Intercontinental Exchange, Inc.	(29)	(2,172)
Jefferies Financial Group, Inc.	(429)	(9,421)
Morgan Stanley	(1,656)	(77,120)
Northern Trust Corp.	(253)	(25,839)
Raymond James Financial, Inc.	(165)	(15,188)
State Street Corp.	(269)	(22,537)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Synchrony Financial	(898)	$(27,910)

		(412,276)

Energy — (7.4)%
Anadarko Petroleum Corp.	(630)	(42,468)
Andeavor	(177)	(27,169)
Cabot Oil & Gas Corp.	(505)	(11,373)
Cimarex Energy Co.	(115)	(10,688)
Concho Resources, Inc.*	(133)	(20,316)
EOG Resources, Inc.	(282)	(35,975)
EQT Corp.	(319)	(14,109)
Halliburton Co.	(998)	(40,449)
Helmerich & Payne, Inc.	(84)	(5,777)
Kinder Morgan, Inc.	(2,531)	(44,875)
National Oilwell Varco, Inc.	(451)	(19,429)
Newfield Exploration Co.*	(224)	(6,458)
Noble Energy, Inc.	(557)	(17,373)
Pioneer Natural Resources Co.	(205)	(35,709)
Schlumberger Ltd. (Curacao)	(1,597)	(97,289)
Williams Cos., Inc. (The)	(998)	(27,136)

		(456,593)

Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	(21)	(4,932)

Food, Beverage & Tobacco — (2.8)%
Brown-Forman Corp., Class B	(547)	(27,651)
Coca-Cola Co. (The)	(23)	(1,062)
Constellation Brands, Inc., Class A	(218)	(47,005)
Hershey Co. (The)	(71)	(7,242)
Hormel Foods Corp.	(613)	(24,152)
JM Smucker Co. (The)	(130)	(13,339)
McCormick & Co., Inc., non-voting shares	(139)	(18,313)
Monster Beverage Corp.*	(368)	(21,447)
Tyson Foods, Inc., Class A	(157)	(9,346)

		(169,557)

Health Care Equipment & Services — (4.2)%
Abbott Laboratories	(370)	(27,143)
ABIOMED, Inc.*	(51)	(22,937)
Baxter International, Inc.	(615)	(47,410)
Boston Scientific Corp.*	(263)	(10,125)
Cerner Corp.*	(414)	(26,666)
DENTSPLY SIRONA, Inc.	(262)	(9,888)
Henry Schein, Inc.*	(120)	(10,204)
Hologic, Inc.*	(333)	(13,646)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Stryker Corp.	(178)	$(31,627)
Universal Health Services, Inc., Class B	(107)	(13,679)
Varian Medical Systems, Inc.*	(104)	(11,641)
Zimmer Biomet Holdings, Inc.	(244)	(32,079)

		(257,045)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(906)	(11,379)
Estee Lauder Cos., Inc. (The), Class A	(15)	(2,180)

		(13,559)

Insurance — (4.9)%
Allstate Corp. (The)	(303)	(29,906)
American International Group, Inc.	(1,021)	(54,358)
Aon PLC (United Kingdom)	(278)	(42,751)
Assurant, Inc.	(71)	(7,664)
Brighthouse Financial, Inc.*	(138)	(6,105)
Chubb Ltd. (Switzerland)	(99)	(13,230)
Cincinnati Financial Corp.	(184)	(14,133)
Everest Re Group Ltd. (Bermuda)	(46)	(10,510)
Hartford Financial Services Group, Inc. (The)	(127)	(6,345)
Lincoln National Corp.	(247)	(16,712)
MetLife, Inc.	(136)	(6,354)
Principal Financial Group, Inc.	(324)	(18,983)
Prudential Financial, Inc.	(145)	(14,691)
Travelers Cos., Inc. (The)	(217)	(28,147)
Unum Group	(249)	(9,728)
Willis Towers Watson PLC (Ireland)	(160)	(22,550)

		(302,167)

Materials — (3.1)%
Air Products & Chemicals, Inc.	(253)	(42,264)
Albemarle Corp.	(134)	(13,371)
Ball Corp.	(28)	(1,232)
DowDuPont, Inc.	(135)	(8,682)
Ecolab, Inc.	(182)	(28,534)
International Flavors & Fragrances, Inc.	(91)	(12,660)
Martin Marietta Materials, Inc.	(76)	(13,828)
Newmont Mining Corp.	(645)	(19,479)
PPG Industries, Inc.	(296)	(32,302)
Vulcan Materials Co.	(159)	(17,681)

		(190,033)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (1.2)%
Charter Communications, Inc., Class A*	(234)	$(76,256)

Pharmaceuticals, Biotechnology & Life Sciences — (5.4)%
Agilent Technologies, Inc.	(366)	(25,818)
Alexion Pharmaceuticals, Inc.*	(268)	(37,255)
Allergan PLC (Ireland)	(78)	(14,857)
Incyte Corp.*	(263)	(18,168)
Mettler-Toledo International, Inc.*	(26)	(15,833)
Mylan NV (Netherlands)*	(596)	(21,814)
PerkinElmer, Inc.	(3)	(292)
Perrigo Co. PLC (Ireland)	(162)	(11,470)
Pfizer, Inc.	(1,209)	(53,281)
Regeneron Pharmaceuticals, Inc.*	(140)	(56,566)
Thermo Fisher Scientific, Inc.	(240)	(58,579)
Vertex Pharmaceuticals, Inc.*	(2)	(385)
Waters Corp.*	(89)	(17,327)
Zoetis, Inc.	(9)	(824)

		(332,469)

Real Estate — (7.0)%
American Tower Corp., REIT	(404)	(58,701)
Apartment Investment & Management Co., Class A, REIT	(179)	(7,899)
AvalonBay Communities, Inc., REIT	(20)	(3,623)
Boston Properties, Inc., REIT	(187)	(23,018)
CBRE Group, Inc., Class A*	(389)	(17,155)
Crown Castle International Corp., REIT	(224)	(24,938)
Duke Realty Corp., REIT	(410)	(11,632)
Equinix, Inc., REIT	(59)	(25,540)
Essex Property Trust, Inc., REIT	(77)	(18,997)
Federal Realty Investment Trust, REIT	(89)	(11,256)
HCP, Inc., REIT	(539)	(14,186)
Host Hotels & Resorts, Inc., REIT	(848)	(17,893)
Iron Mountain, Inc., REIT	(342)	(11,806)
Kimco Realty Corp., REIT	(515)	(8,621)
Macerich Co. (The), REIT	(170)	(9,399)
Mid-America Apartment Communities, Inc., REIT	(7)	(701)
Prologis, Inc., REIT	(611)	(41,420)
Regency Centers Corp., REIT	(194)	(12,546)
SBA Communications Corp., REIT*	(140)	(22,488)
Simon Property Group, Inc., REIT	(340)	(60,095)
SL Green Realty Corp., REIT	(113)	(11,021)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Ventas, Inc., REIT	(69)	$(3,752)
Vornado Realty Trust, REIT	(230)	(16,790)

		(433,477)

Retailing — (1.8)%
Dollar Tree, Inc.*	(273)	(22,263)
Gap, Inc. (The)	(442)	(12,752)
L Brands, Inc.	(320)	(9,696)
LKQ Corp.*	(373)	(11,813)
Macy’s, Inc.	(352)	(12,225)
Netflix, Inc.*	(43)	(16,088)
TripAdvisor, Inc.*	(76)	(3,881)
Ulta Beauty, Inc.*	(68)	(19,184)

		(107,902)

Semiconductors & Semiconductor Equipment — (6.2)%
Applied Materials, Inc.	(866)	(33,471)
Broadcom, Inc.	(450)	(111,028)
Microchip Technology, Inc.	(316)	(24,936)
NVIDIA Corp.	(454)	(127,583)
Qorvo, Inc.*	(144)	(11,072)
QUALCOMM, Inc.	(398)	(28,668)
Skyworks Solutions, Inc.	(206)	(18,686)
Xilinx, Inc.	(308)	(24,692)

		(380,136)

Software & Services — (10.7)%
Adobe, Inc.*	(276)	(74,506)
Akamai Technologies, Inc.*	(192)	(14,045)
Alphabet, Inc., Class A*	(102)	(123,122)
Cadence Design Systems, Inc.*	(80)	(3,626)
Electronic Arts, Inc.*	(148)	(17,833)
Facebook, Inc., Class A*	(679)	(111,668)
Fidelity National Information Services, Inc.	(380)	(41,447)
Gartner, Inc.*	(14)	(2,219)
PayPal Holdings, Inc.*	(1,336)	(117,354)
Red Hat, Inc.*	(212)	(28,891)
salesforce.com, Inc.*	(234)	(37,213)
Symantec Corp.	(718)	(15,279)
Synopsys, Inc.*	(171)	(16,862)
Twitter, Inc.*	(874)	(24,874)
VeriSign, Inc.*	(134)	(21,456)
Western Union Co. (The)	(555)	(10,578)

		(660,973)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (0.8)%
Arista Networks, Inc.*	(88)	$(23,396)
Corning, Inc.	(106)	(3,742)
IPG Photonics Corp.*	(62)	(9,676)
Juniper Networks, Inc.	(404)	(12,108)

		(48,922)

Telecommunication Services — (1.8)%
AT&T, Inc.	(3,350)	(112,493)

Transportation — (2.4)%
Alaska Air Group, Inc.	(146)	(10,054)
American Airlines Group, Inc.	(524)	(21,657)
Delta Air Lines, Inc.	(833)	(48,172)
JB Hunt Transport Services, Inc.	(132)	(15,700)
Kansas City Southern	(122)	(13,820)
Southwest Airlines Co.	(657)	(41,030)

		(150,433)

Utilities — (6.0)%
Alliant Energy Corp.	(267)	(11,366)
Ameren Corp.	(281)	(17,765)
American Water Works Co., Inc.	(215)	(18,914)
CenterPoint Energy, Inc.	(494)	(13,659)
Consolidated Edison, Inc.	(237)	(18,057)
Duke Energy Corp.	(320)	(25,606)
Edison International	(373)	(25,245)
Entergy Corp.	(207)	(16,794)
Eversource Energy	(359)	(22,057)
NextEra Energy, Inc.	(435)	(72,906)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(415)	$(10,342)
PG&E Corp.	(468)	(21,533)
Pinnacle West Capital Corp.	(129)	(10,214)
Public Service Enterprise Group, Inc.	(577)	(30,460)
SCANA Corp.	(169)	(6,572)
Sempra Energy	(185)	(21,044)
Xcel Energy, Inc.	(582)	(27,476)

		(370,010)

TOTAL COMMON STOCK (Proceeds $6,039,552)		(5,944,036)

TOTAL SECURITIES SOLD SHORT - (96.6)%		(5,944,036)

(Proceeds $6,039,552)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.8%		4,602,417

NET ASSETS - 100.0%		$6,149,373

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 148.3%
COMMON STOCKS — 148.3%
Automobiles & Components — 0.2%
BorgWarner, Inc.	12	$513
Harley-Davidson, Inc.	106	4,802

		5,315

Banks — 1.6%
Bank of America Corp.†	544	16,026
Comerica, Inc.	7	631
JPMorgan Chase & Co.†	207	23,358
PNC Financial Services Group, Inc. (The)†	15	2,043
SVB Financial Group*	3	932
US Bancorp	9	475

		43,465

Capital Goods — 14.9%
3M Co.†	166	34,978
AMETEK, Inc.†	53	4,193
Arconic, Inc.	30	660
Boeing Co. (The)†	178	66,198
Caterpillar, Inc.†	163	24,856
Cummins, Inc.†	48	7,011
Deere & Co.†	8	1,203
Dover Corp.†	94	8,322
Eaton Corp. PLC (Ireland)	24	2,082
Emerson Electric Co.†	398	30,479
Fastenal Co.	3	174
Fluor Corp.	8	465
Fortive Corp.(a)	22	1,852
Harris Corp.†	75	12,691
Honeywell International, Inc.†	372	61,901
Illinois Tool Works, Inc.†	102	14,394
Jacobs Engineering Group, Inc.	89	6,808
Parker-Hannifin Corp.†	84	15,450
Pentair PLC (Ireland)†	111	4,812
Raytheon Co.†	17	3,513
Rockwell Automation, Inc.†	36	6,751
Roper Technologies, Inc.	7	2,073
Snap-on, Inc.	37	6,793
Textron, Inc.	16	1,144
TransDigm Group, Inc.*	3	1,117
United Rentals, Inc.*	52	8,507
United Technologies Corp.	385	53,827
WW Grainger, Inc.†	37	13,224

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.†	12	$958

		396,436

Commercial & Professional Services — 1.6%
Cintas Corp.	7	1,385
Copart, Inc.*	15	773
Republic Services, Inc.†	137	9,954
Robert Half International, Inc.†	78	5,490
Verisk Analytics, Inc.*	10	1,206
Waste Management, Inc.†	269	24,307

		43,115

Consumer Durables & Apparel — 1.6%
Garmin Ltd. (Switzerland)	120	8,406
Lennar Corp., Class A	20	934
Michael Kors Holdings Ltd. (British Virgin Islands)*	69	4,731
Mohawk Industries, Inc.*	4	701
NIKE, Inc., Class B	172	14,572
Tapestry, Inc.	180	9,049
Whirlpool Corp.	42	4,988

		43,381

Consumer Services — 1.2%
Darden Restaurants, Inc.†	45	5,004
H&R Block, Inc.	13	335
Marriott International, Inc., Class A†	21	2,773
McDonald’s Corp.†	122	20,409
Yum! Brands, Inc.†	39	3,545

		32,066

Diversified Financials — 7.6%
Affiliated Managers Group, Inc.	34	4,648
American Express Co.†	57	6,070
Berkshire Hathaway, Inc., Class B†*	275	58,880
BlackRock, Inc.†	81	38,178
Cboe Global Markets, Inc.	5	480
Charles Schwab Corp. (The)†	78	3,834
CME Group, Inc.†	21	3,574
Discover Financial Services†	14	1,070
E*TRADE Financial Corp.†*	8	419
Franklin Resources, Inc.	33	1,004
Intercontinental Exchange, Inc.†	35	2,621
Invesco Ltd. (Bermuda)	26	595
Moody’s Corp.†	123	20,566
MSCI, Inc.	23	4,080
Nasdaq, Inc.†	108	9,266

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
S&P Global, Inc.†	159	$31,067
T Rowe Price Group, Inc.†	160	17,469

		203,821

Energy — 11.5%
Chevron Corp.†	475	58,083
ConocoPhillips†	773	59,830
Devon Energy Corp.†	325	12,980
Exxon Mobil Corp.†	1,011	85,955
Hess Corp.†	205	14,674
HollyFrontier Corp.	112	7,829
Marathon Oil Corp.†	542	12,618
Occidental Petroleum Corp.†	163	13,394
ONEOK, Inc.	2	136
Phillips 66†	329	37,085
TechnipFMC PLC (United Kingdom)†	118	3,688
Valero Energy Corp.†	8	910

		307,182

Food & Staples Retailing — 5.8%
Costco Wholesale Corp.	27	6,342
Kroger Co. (The)†	562	16,360
Sysco Corp.†	331	24,246
Walgreens Boots Alliance, Inc.†	424	30,910
Walmart, Inc.†	812	76,255

		154,113

Food, Beverage & Tobacco — 8.5%
Altria Group, Inc.†	745	44,931
Archer-Daniels-Midland Co.†	354	17,796
Coca-Cola Co. (The)†	267	12,333
Conagra Brands, Inc.†	230	7,813
Kellogg Co.	163	11,413
Kraft Heinz Co. (The)†	366	20,170
Molson Coors Brewing Co., Class B†	18	1,107
Mondelez International, Inc., Class A	90	3,866
PepsiCo, Inc.†	351	39,242
Philip Morris International, Inc.†	841	68,575

		227,246

Health Care Equipment & Services — 16.6%
Abbott Laboratories†	106	7,776
Aetna, Inc.†	208	42,193
AmerisourceBergen Corp.†	114	10,513
Anthem, Inc.†	160	43,848
Becton Dickinson and Co.	41	10,701
Cardinal Health, Inc.†	198	10,692

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.†*	128	$18,532
Cigna Corp.†	160	33,320
CVS Health Corp.†	319	25,112
Danaher Corp.	66	7,172
DaVita, Inc.*	64	4,584
Envision Healthcare Corp.*	77	3,521
Express Scripts Holding Co.†*	144	13,681
HCA Healthcare, Inc.†	218	30,328
Humana, Inc.†	87	29,451
Laboratory Corp. of America Holdings†*	68	11,810
McKesson Corp.†	123	16,316
Medtronic PLC (Ireland)†	532	52,333
Quest Diagnostics, Inc.	8	863
ResMed, Inc.	89	10,265
UnitedHealth Group, Inc.†	186	49,483
WellCare Health Plans, Inc.*	29	9,294

		441,788

Household & Personal Products — 4.8%
Church & Dwight Co., Inc.†	156	9,262
Clorox Co. (The)	81	12,183
Colgate-Palmolive Co.†	544	36,421
Estee Lauder Cos., Inc. (The), Class A†	15	2,180
Kimberly-Clark Corp.†	144	16,364
Procter & Gamble Co. (The)†	607	50,521

		126,931

Insurance — 2.3%
Aflac, Inc.	51	2,401
Arthur J Gallagher & Co.	116	8,635
Loews Corp.†	198	9,946
Marsh & McLennan Cos., Inc.†	107	8,851
Progressive Corp. (The)†	368	26,143
Prudential Financial, Inc.	13	1,317
Torchmark Corp.	37	3,208

		60,501

Materials — 3.7%
Avery Dennison Corp.	10	1,084
CF Industries Holdings, Inc.	147	8,003
Eastman Chemical Co.†	42	4,020
FMC Corp.	85	7,410
Freeport-McMoRan, Inc.†	925	12,876
International Paper Co.†	2	98

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	257	$26,345
Nucor Corp.	19	1,206
Packaging Corp. of America	7	768
Praxair, Inc.†	121	19,448
Sealed Air Corp.	101	4,055
Sherwin-Williams Co. (The)	9	4,097
WestRock Co.†	162	8,657

		98,067

Media — 5.4%
CBS Corp., Class B, non-voting shares†	61	3,504
Comcast Corp., Class A†	282	9,986
DISH Network Corp., Class A†*	296	10,585
Interpublic Group of Cos., Inc. (The)	246	5,626
News Corp., Class A†	287	3,786
Omnicom Group, Inc.	13	884
Twenty-First Century Fox, Inc., Class A†	1,171	54,252
Viacom, Inc., Class B	25	844
Walt Disney Co. (The)†	458	53,559

		143,026

Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
AbbVie, Inc.†	424	40,102
Amgen, Inc.†	129	26,740
Biogen, Inc.†*	77	27,205
Bristol-Myers Squibb Co.	100	6,208
Celgene Corp.†*	288	25,773
Eli Lilly & Co.	66	7,082
Gilead Sciences, Inc.†	232	17,913
Johnson & Johnson†	470	64,940
Merck & Co., Inc.†	178	12,627
Nektar Therapeutics*	109	6,645
Pfizer, Inc.†	318	14,014
Regeneron Pharmaceuticals, Inc.*	4	1,616
Zoetis, Inc.†	30	2,747

		253,612

Real Estate — 0.5%
Alexandria Real Estate Equities, Inc., REIT	7	881
AvalonBay Communities, Inc., REIT	3	543
Equity Residential, REIT	22	1,458
Extra Space Storage, Inc., REIT	7	606

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT	3	$301
Public Storage, REIT	10	2,016
Realty Income Corp., REIT	17	967
UDR, Inc., REIT	16	647
Ventas, Inc., REIT	16	870
Welltower, Inc., REIT	23	1,479
Weyerhaeuser Co., REIT†	126	4,066

		13,834

Retailing — 11.1%
Advance Auto Parts, Inc.	48	8,080
Amazon.com, Inc.†*	5	10,015
AutoZone, Inc.†*	15	11,635
Best Buy Co., Inc.	17	1,349
Booking Holdings, Inc.†*	25	49,600
CarMax, Inc.*	23	1,717
Dollar General Corp.†	167	18,253
Foot Locker, Inc.	73	3,722
Genuine Parts Co.†	93	9,244
Home Depot, Inc. (The)†	371	76,853
Kohl’s Corp.†	109	8,126
Lowe’s Cos., Inc.†	510	58,558
Macy’s, Inc.	16	556
O’Reilly Automotive, Inc.†*	5	1,737
Ross Stores, Inc.†	79	7,829
Target Corp.†	39	3,440
Tiffany & Co.†	80	10,318
TJX Cos., Inc. (The)†	133	14,899

		295,931

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.†	24	2,219
KLA-Tencor Corp.†	25	2,543
Lam Research Corp.	10	1,517
Micron Technology, Inc.†*	841	38,038
QUALCOMM, Inc.†	91	6,555
Texas Instruments, Inc.†	98	10,514

		61,386

Software & Services — 15.2%
Accenture PLC, Class A (Ireland)†	389	66,208
Alliance Data Systems Corp.	35	8,266
Automatic Data Processing, Inc.†	278	41,883
Broadridge Financial Solutions, Inc.†	74	9,764
CA, Inc.†	263	11,611

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Citrix Systems, Inc.*	45	$5,002
Cognizant Technology Solutions Corp., Class A†	36	2,777
DXC Technology Co.†	184	17,208
eBay, Inc.†*	153	5,052
Electronic Arts, Inc.*	18	2,169
Fiserv, Inc.*	25	2,060
FleetCor Technologies, Inc.*	5	1,139
International Business Machines Corp.†	97	14,667
Intuit, Inc.†	163	37,066
Mastercard, Inc., Class A†	82	18,254
Microsoft Corp.†	537	61,417
Oracle Corp.†	785	40,475
Paychex, Inc.†	233	17,160
VeriSign, Inc.*	8	1,281
Visa, Inc., Class A†	278	41,725

		405,184

Technology Hardware & Equipment — 11.6%
Amphenol Corp., Class A†	20	1,880
Apple, Inc.†	519	117,159
Cisco Systems, Inc.†	1,530	74,434
F5 Networks, Inc.*	39	7,777
FLIR Systems, Inc.	87	5,348
Hewlett Packard Enterprise Co.	929	15,152
HP, Inc.†	1,070	27,574
Motorola Solutions, Inc.†	69	8,980
NetApp, Inc.†	173	14,859
Seagate Technology PLC (Ireland)†	73	3,457
TE Connectivity Ltd. (Switzerland)†	221	19,433
Western Digital Corp.	169	9,893
Xerox Corp.	162	4,371

		310,317

Telecommunication Services — 2.7%
CenturyLink, Inc.†	160	3,392
Verizon Communications, Inc.†	1,273	67,965

		71,357

Transportation — 4.8%
CH Robinson Worldwide, Inc.	9	881
CSX Corp.	233	17,254
Expeditors International of Washington, Inc.†	114	8,382
FedEx Corp.†	112	26,968

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.†	150	$27,075
Union Pacific Corp.†	167	27,193
United Parcel Service, Inc., Class B†	170	19,848

		127,601

Utilities — 3.3%
AES Corp.†	41	574
CMS Energy Corp.	178	8,722
Dominion Energy, Inc.	87	6,114
DTE Energy Co.	67	7,312
Evergy, Inc.	5	275
Exelon Corp.	49	2,139
FirstEnergy Corp.†	306	11,374
NRG Energy, Inc.	206	7,704
PPL Corp.†	441	12,904
Southern Co. (The)†	382	16,655
WEC Energy Group, Inc.†	200	13,352

		87,125

TOTAL COMMON STOCKS (Cost $3,508,878)		3,952,800

TOTAL LONG POSITIONS - 148.3%		3,952,800

(Cost $3,508,878)

SHORT POSITIONS — (87.8)%
COMMON STOCKS — (87.8)%
Automobiles & Components — (2.1)%
Aptiv PLC (Jersey)	(134)	(11,243)
Ford Motor Co.	(2,073)	(19,175)
General Motors Co.	(712)	(23,973)
Goodyear Tire & Rubber Co. (The)	(121)	(2,830)

		(57,221)

Banks — (5.7)%
BB&T Corp.	(390)	(18,931)
Citigroup, Inc.	(659)	(47,277)
Citizens Financial Group, Inc.	(243)	(9,373)
Fifth Third Bancorp.	(341)	(9,521)
Huntington Bancshares, Inc.	(556)	(8,296)
KeyCorp.	(550)	(10,940)
M&T Bank Corp.	(73)	(12,011)
People’s United Financial, Inc.	(172)	(2,945)
Regions Financial Corp.	(561)	(10,294)
SunTrust Banks, Inc.	(188)	(12,557)
Wells Fargo & Co.	(87)	(4,573)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Zions Bancorp NA	(102)	$(5,115)

		(151,833)

Capital Goods — (6.5)%
Allegion PLC (Ireland)	(48)	(4,347)
AO Smith Corp.	(82)	(4,376)
Fortune Brands Home & Security, Inc.	(78)	(4,084)
General Dynamics Corp.	(150)	(30,708)
General Electric Co.	(1,254)	(14,158)
Huntington Ingalls Industries, Inc.	(23)	(5,890)
Ingersoll-Rand PLC (Ireland)	(2)	(205)
Johnson Controls International PLC (Ireland)	(475)	(16,625)
L3 Technologies, Inc.	(40)	(8,505)
Lockheed Martin Corp.	(35)	(12,109)
Masco Corp.	(160)	(5,856)
Northrop Grumman Corp.	(88)	(27,929)
PACCAR, Inc.	(177)	(12,070)
Quanta Services, Inc.*	(81)	(2,704)
Rockwell Collins, Inc.	(83)	(11,659)
Stanley Black & Decker, Inc.	(77)	(11,276)

		(172,501)

Commercial & Professional Services — (0.9)%
Equifax, Inc.	(62)	(8,095)
IHS Markit Ltd. (Bermuda)*	(201)	(10,846)
Nielsen Holdings PLC (United Kingdom)	(181)	(5,006)

		(23,947)

Consumer Durables & Apparel — (2.5)%
DR Horton, Inc.	(192)	(8,099)
Hanesbrands, Inc.	(183)	(3,373)
Hasbro, Inc.	(65)	(6,833)
Leggett & Platt, Inc.	(68)	(2,978)
Mattel, Inc.*	(174)	(2,732)
Newell Brands, Inc.	(246)	(4,994)
PulteGroup, Inc.	(145)	(3,592)
PVH Corp.	(40)	(5,776)
Ralph Lauren Corp.	(41)	(5,640)
Under Armour, Inc., Class C*	(225)	(4,378)
VF Corp.	(201)	(18,783)

		(67,178)

Consumer Services — (2.8)%
Carnival Corp. (Panama)	(308)	(19,641)
Hilton Worldwide Holdings, Inc.	(43)	(3,474)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	(295)	$(8,233)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(115)	(6,604)
Royal Caribbean Cruises Ltd. (Liberia)	(108)	(14,034)
Starbucks Corp.	(263)	(14,949)
Wynn Resorts Ltd.	(55)	(6,988)

		(73,923)

Diversified Financials — (5.2)%
Ameriprise Financial, Inc.	(72)	(10,632)
Bank of New York Mellon Corp. (The)	(504)	(25,699)
Capital One Financial Corp.	(241)	(22,878)
Goldman Sachs Group, Inc. (The)	(82)	(18,388)
Jefferies Financial Group, Inc.	(186)	(4,085)
Morgan Stanley	(534)	(24,868)
Northern Trust Corp.	(113)	(11,541)
Raymond James Financial, Inc.	(73)	(6,720)
State Street Corp.	(26)	(2,178)
Synchrony Financial	(384)	(11,935)

		(138,924)

Energy — (8.0)%
Anadarko Petroleum Corp.	(273)	(18,403)
Andeavor	(77)	(11,819)
Cabot Oil & Gas Corp.	(224)	(5,044)
Cimarex Energy Co.	(49)	(4,554)
Concho Resources, Inc.*	(77)	(11,762)
EOG Resources, Inc.	(58)	(7,399)
EQT Corp.	(137)	(6,060)
Halliburton Co.	(443)	(17,955)
Helmerich & Payne, Inc.	(56)	(3,851)
Kinder Morgan, Inc.	(1,149)	(20,372)
Marathon Petroleum Corp.	(232)	(18,553)
National Oilwell Varco, Inc.	(195)	(8,401)
Newfield Exploration Co.*	(104)	(2,998)
Noble Energy, Inc.	(245)	(7,642)
Pioneer Natural Resources Co.	(80)	(13,935)
Schlumberger Ltd. (Curacao)	(710)	(43,253)
Williams Cos., Inc. (The)	(429)	(11,665)

		(213,666)

Food, Beverage & Tobacco — (3.1)%
Brown-Forman Corp., Class B	(242)	(12,233)
Campbell Soup Co.	(152)	(5,568)
Constellation Brands, Inc., Class A	(102)	(21,993)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.	(27)	$(1,159)
Hershey Co. (The)	(62)	(6,324)
Hormel Foods Corp.	(270)	(10,638)
JM Smucker Co. (The)	(57)	(5,849)
McCormick & Co., Inc., non-voting shares	(67)	(8,827)
Monster Beverage Corp.*	(122)	(7,110)
Tyson Foods, Inc., Class A	(42)	(2,500)

		(82,201)

Health Care Equipment & Services — (4.4)%
ABIOMED, Inc.*	(22)	(9,894)
Baxter International, Inc.	(271)	(20,891)
Boston Scientific Corp.*	(695)	(26,757)
Cerner Corp.*	(180)	(11,594)
DENTSPLY SIRONA, Inc.	(115)	(4,340)
Henry Schein, Inc.*	(72)	(6,122)
Hologic, Inc.*	(143)	(5,860)
Stryker Corp.	(47)	(8,351)
Universal Health Services, Inc., Class B	(48)	(6,136)
Varian Medical Systems, Inc.*	(47)	(5,261)
Zimmer Biomet Holdings, Inc.	(105)	(13,804)

		(119,010)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(389)	(4,886)

Insurance — (4.2)%
Allstate Corp. (The)	(101)	(9,969)
American International Group, Inc.	(450)	(23,958)
Aon PLC (United Kingdom)	(124)	(19,069)
Assurant, Inc.	(24)	(2,591)
Brighthouse Financial, Inc.*	(61)	(2,699)
Chubb Ltd. (Switzerland)	(13)	(1,737)
Cincinnati Financial Corp.	(85)	(6,529)
Everest Re Group Ltd. (Bermuda)	(22)	(5,026)
Hartford Financial Services Group, Inc. (The)	(74)	(3,697)
Lincoln National Corp.	(110)	(7,443)
MetLife, Inc.	(49)	(2,289)
Principal Financial Group, Inc.	(126)	(7,382)
Travelers Cos., Inc. (The)	(64)	(8,301)
Unum Group	(33)	(1,289)
Willis Towers Watson PLC (Ireland)	(68)	(9,584)

		(111,563)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (3.0)%
Air Products & Chemicals, Inc.	(111)	$(18,543)
Albemarle Corp.	(58)	(5,787)
Ecolab, Inc.	(90)	(14,110)
International Flavors & Fragrances, Inc.	(41)	(5,704)
Martin Marietta Materials, Inc.	(32)	(5,822)
Newmont Mining Corp.	(278)	(8,396)
PPG Industries, Inc.	(128)	(13,969)
Vulcan Materials Co.	(70)	(7,784)

		(80,115)

Media — (1.2)%
Charter Communications, Inc., Class A*	(99)	(32,262)

Pharmaceuticals, Biotechnology & Life Sciences — (4.6)%
Agilent Technologies, Inc.	(162)	(11,427)
Alexion Pharmaceuticals, Inc.*	(118)	(16,403)
Allergan PLC (Ireland)	(172)	(32,763)
Incyte Corp.*	(114)	(7,875)
Mettler-Toledo International, Inc.*	(14)	(8,526)
Mylan NV (Netherlands)*	(262)	(9,589)
Perrigo Co. PLC (Ireland)	(72)	(5,098)
Thermo Fisher Scientific, Inc.	(93)	(22,699)
Waters Corp.*	(40)	(7,787)

		(122,167)

Real Estate — (7.5)%
American Tower Corp., REIT	(226)	(32,838)
Apartment Investment & Management Co., Class A, REIT	(80)	(3,530)
Boston Properties, Inc., REIT	(81)	(9,970)
CBRE Group, Inc., Class A*	(172)	(7,585)
Crown Castle International Corp., REIT	(29)	(3,229)
Digital Realty Trust, Inc., REIT	(53)	(5,961)
Duke Realty Corp., REIT	(182)	(5,163)
Equinix, Inc., REIT	(41)	(17,748)
Essex Property Trust, Inc., REIT	(35)	(8,635)
Federal Realty Investment Trust, REIT	(38)	(4,806)
HCP, Inc., REIT	(238)	(6,264)
Host Hotels & Resorts, Inc., REIT	(374)	(7,891)
Iron Mountain, Inc., REIT	(147)	(5,074)
Kimco Realty Corp., REIT	(222)	(3,716)
Macerich Co. (The), REIT	(74)	(4,091)
Prologis, Inc., REIT	(271)	(18,371)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Regency Centers Corp., REIT	(86)	$(5,562)
SBA Communications Corp., REIT*	(62)	(9,959)
Simon Property Group, Inc., REIT	(156)	(27,573)
SL Green Realty Corp., REIT	(49)	(4,779)
Vornado Realty Trust, REIT	(99)	(7,227)

		(199,972)

Retailing — (2.3)%
Dollar Tree, Inc.*	(120)	(9,786)
Gap, Inc. (The)	(194)	(5,597)
L Brands, Inc.	(141)	(4,272)
LKQ Corp.*	(161)	(5,099)
Netflix, Inc.*	(51)	(19,081)
Nordstrom, Inc.	(66)	(3,947)
TripAdvisor, Inc.*	(90)	(4,596)
Ulta Beauty, Inc.*	(30)	(8,464)

		(60,842)

Semiconductors & Semiconductor Equipment — (5.9)%
Applied Materials, Inc.	(90)	(3,478)
Broadcom, Inc.	(195)	(48,112)
Intel Corp.	(396)	(18,727)
Microchip Technology, Inc.	(134)	(10,574)
NVIDIA Corp.	(187)	(52,551)
Qorvo, Inc.*	(64)	(4,921)
Skyworks Solutions, Inc.	(91)	(8,255)
Xilinx, Inc.	(133)	(10,663)

		(157,281)

Software & Services — (6.6)%
Adobe, Inc.*	(79)	(21,326)
Akamai Technologies, Inc.*	(85)	(6,218)
Alphabet, Inc., Class A*	(6)	(7,242)
Cadence Design Systems, Inc.*	(6)	(272)
Facebook, Inc., Class A*	(134)	(22,038)
Fidelity National Information Services, Inc.	(169)	(18,433)
Gartner, Inc.*	(16)	(2,536)
PayPal Holdings, Inc.*	(591)	(51,913)
Red Hat, Inc.*	(94)	(12,810)
salesforce.com, Inc.*	(64)	(10,178)
Symantec Corp.	(316)	(6,724)
Synopsys, Inc.*	(2)	(197)
Twitter, Inc.*	(386)	(10,986)
Western Union Co. (The)	(239)	(4,555)

		(175,428)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (0.7)%
Arista Networks, Inc.*	(39)	$(10,369)
Corning, Inc.	(11)	(388)
IPG Photonics Corp.*	(28)	(4,370)
Juniper Networks, Inc.	(178)	(5,335)

		(20,462)

Telecommunication Services — (1.5)%
AT&T, Inc.	(1,167)	(39,188)

Transportation — (2.2)%
Alaska Air Group, Inc.	(63)	(4,338)
American Airlines Group, Inc.	(66)	(2,728)
Delta Air Lines, Inc.	(362)	(20,934)
JB Hunt Transport Services, Inc.	(55)	(6,542)
Kansas City Southern	(53)	(6,004)
Southwest Airlines Co.	(289)	(18,048)

		(58,594)

Utilities — (6.7)%
Alliant Energy Corp.	(118)	(5,023)
Ameren Corp.	(124)	(7,839)
American Water Works Co., Inc.	(95)	(8,357)
CenterPoint Energy, Inc.	(219)	(6,055)
Consolidated Edison, Inc.	(156)	(11,886)
Duke Energy Corp.	(197)	(15,764)
Edison International	(165)	(11,167)
Entergy Corp.	(91)	(7,383)
Eversource Energy	(160)	(9,830)
NextEra Energy, Inc.	(197)	(33,017)
NiSource, Inc.	(184)	(4,585)
PG&E Corp.	(262)	(12,055)
Pinnacle West Capital Corp.	(57)	(4,513)
Public Service Enterprise Group, Inc.	(255)	(13,461)
SCANA Corp.	(73)	(2,839)
Sempra Energy	(107)	(12,171)
Xcel Energy, Inc.	(256)	(12,086)

		(178,031)

TOTAL COMMON STOCK (Proceeds $2,365,630)		(2,341,195)

TOTAL SECURITIES SOLD SHORT - (87.8)%		(2,341,195)

(Proceeds $2,365,630)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		1,053,829

NET ASSETS - 100.0%		$2,665,434

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2018

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 97.1%
COMMON STOCKS — 97.1%
Automobiles & Components — 0.1%
BorgWarner, Inc.	5	$214
Harley-Davidson, Inc.(a)	56	2,537

		2,751

Banks — 2.1%
Bank of America Corp.†	536	15,790
Comerica, Inc.	2	180
JPMorgan Chase & Co.†	201	22,681
PNC Financial Services Group, Inc. (The)†	24	3,269
SVB Financial Group*	3	932
US Bancorp	70	3,697
Wells Fargo & Co.†	137	7,201

		53,750

Capital Goods — 8.9%
3M Co.†	95	20,017
AMETEK, Inc.†	37	2,927
Arconic, Inc.	28	616
Boeing Co. (The)†	102	37,934
Caterpillar, Inc.†	100	15,249
Deere & Co.†	19	2,856
Dover Corp.	52	4,604
Eaton Corp. PLC (Ireland)	25	2,168
Emerson Electric Co.†	211	16,158
Fastenal Co.(a)	3	174
Fluor Corp.	8	465
Fortive Corp.(a)	21	1,768
Harris Corp.†	40	6,768
Honeywell International, Inc.†	205	34,112
Illinois Tool Works, Inc.†	69	9,737
Jacobs Engineering Group, Inc.	47	3,596
Parker-Hannifin Corp.	45	8,277
Pentair PLC (Ireland)(a)	59	2,558
Raytheon Co.†	17	3,513
Rockwell Automation, Inc.	18	3,375
Roper Technologies, Inc.	6	1,777
Snap-on, Inc.(a)	20	3,672
Textron, Inc.	15	1,072
TransDigm Group, Inc.*	3	1,117
United Rentals, Inc.*	28	4,581
United Technologies Corp.	212	29,640
WW Grainger, Inc.(a)	20	7,148

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.	11	$879

		226,758

Commercial & Professional Services — 1.0%
Cintas Corp.	7	1,385
Copart, Inc.*	14	721
Republic Services, Inc.	98	7,121
Robert Half International, Inc.	42	2,956
Verisk Analytics, Inc.*	10	1,206
Waste Management, Inc.†	144	13,012

		26,401

Consumer Durables & Apparel — 1.0%
Garmin Ltd. (Switzerland)	64	4,483
Lennar Corp., Class A†	19	887
Michael Kors Holdings Ltd. (British Virgin Islands)*	23	1,577
Mohawk Industries, Inc.*	4	701
NIKE, Inc., Class B	132	11,183
Tapestry, Inc.	96	4,826
Whirlpool Corp.	22	2,612

		26,269

Consumer Services — 0.7%
Darden Restaurants, Inc.	8	890
H&R Block, Inc.†(a)	12	309
Marriott International, Inc., Class A†	21	2,773
McDonald’s Corp.†	69	11,543
Yum! Brands, Inc.†	27	2,455

		17,970

Diversified Financials — 5.2%
Affiliated Managers Group, Inc.	16	2,188
American Express Co.†	52	5,537
Berkshire Hathaway, Inc., Class B†*	207	44,321
BlackRock, Inc.†	38	17,911
Cboe Global Markets, Inc.	5	480
Charles Schwab Corp. (The)†	49	2,408
CME Group, Inc.†	21	3,574
Discover Financial Services†	14	1,070
E*TRADE Financial Corp.†*	17	891
Franklin Resources, Inc.†(a)	190	5,778
Intercontinental Exchange, Inc.†	35	2,621
Invesco Ltd. (Bermuda)	25	572
Moody’s Corp.†	65	10,868
MSCI, Inc.	14	2,484
Nasdaq, Inc.†	58	4,976

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
S&P Global, Inc.†	85	$16,608
State Street Corp.	11	922
T Rowe Price Group, Inc.†	85	9,280

		132,489

Energy — 6.9%
Chevron Corp.†	296	36,195
ConocoPhillips†	415	32,121
Devon Energy Corp.	173	6,910
Exxon Mobil Corp.†	617	52,457
Hess Corp.	108	7,731
HollyFrontier Corp.	60	4,194
Marathon Oil Corp.	290	6,751
Marathon Petroleum Corp.	6	480
Occidental Petroleum Corp.†	92	7,560
Phillips 66†	173	19,501
TechnipFMC PLC (United Kingdom)	59	1,844

		175,744

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	26	6,107
Kroger Co. (The)†	299	8,704
Sysco Corp.†	177	12,965
Walgreens Boots Alliance, Inc.†	237	17,277
Walmart, Inc.†	479	44,983

		90,036

Food, Beverage & Tobacco — 5.2%
Altria Group, Inc.†	403	24,305
Archer-Daniels-Midland Co.†	190	9,551
Coca-Cola Co. (The)†	261	12,056
Conagra Brands, Inc.†	134	4,552
General Mills, Inc.	35	1,502
Kellogg Co.(a)	102	7,142
Kraft Heinz Co. (The)†	179	9,865
Molson Coors Brewing Co., Class B	12	738
Mondelez International, Inc., Class A	88	3,780
PepsiCo, Inc.†	206	23,031
Philip Morris International, Inc.†	457	37,264

		133,786

Health Care Equipment & Services — 9.8%
Abbott Laboratories†	105	7,703
Aetna, Inc.†	111	22,516
AmerisourceBergen Corp.†	64	5,902
Anthem, Inc.†	86	23,568
Becton Dickinson and Co.	28	7,308

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.	106	$5,724
Centene Corp.†*	68	9,845
Cigna Corp.†	89	18,534
CVS Health Corp.†	179	14,091
Danaher Corp.	53	5,759
DaVita, Inc.*	45	3,223
Envision Healthcare Corp.*	41	1,875
Express Scripts Holding Co.†*	86	8,171
HCA Healthcare, Inc.†	115	15,999
Humana, Inc.†	47	15,910
Laboratory Corp. of America Holdings†*	36	6,252
McKesson Corp.	64	8,490
Medtronic PLC (Ireland)†	297	29,216
Quest Diagnostics, Inc.	8	863
ResMed, Inc.	47	5,421
UnitedHealth Group, Inc.†	116	30,861
WellCare Health Plans, Inc.*	14	4,487

		251,718

Household & Personal Products — 2.8%
Church & Dwight Co., Inc.(a)	83	4,928
Clorox Co. (The)(a)	42	6,317
Colgate-Palmolive Co.†	287	19,215
Estee Lauder Cos., Inc. (The), Class A†	23	3,342
Kimberly-Clark Corp.†	65	7,387
Procter & Gamble Co. (The)†	358	29,796

		70,985

Insurance — 1.5%
Aflac, Inc.	46	2,165
Arthur J Gallagher & Co.	62	4,615
Chubb Ltd. (Switzerland)	18	2,406
Loews Corp.	108	5,425
Marsh & McLennan Cos., Inc.†	70	5,790
MetLife, Inc.	42	1,962
Progressive Corp. (The)†	195	13,853
Prudential Financial, Inc.	23	2,330
Torchmark Corp.	7	607

		39,153

Materials — 2.3%
Avery Dennison Corp.	5	542
CF Industries Holdings, Inc.	78	4,246
DowDuPont, Inc.†	70	4,502

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eastman Chemical Co.	18	$1,723
FMC Corp.	45	3,923
Freeport-McMoRan, Inc.†	488	6,793
International Paper Co.†	24	1,180
LyondellBasell Industries NV, Class A (Netherlands)†	138	14,146
Nucor Corp.	22	1,396
Packaging Corp. of America	9	987
Praxair, Inc.†	58	9,322
Sealed Air Corp.(a)	53	2,128
Sherwin-Williams Co. (The)	8	3,642
WestRock Co.	86	4,596

		59,126

Media — 3.3%
CBS Corp., Class B, non-voting shares†	39	2,241
Comcast Corp., Class A†	274	9,702
Discovery, Inc., Class A(a)*	2	64
DISH Network Corp., Class A*	158	5,650
Interpublic Group of Cos., Inc. (The)	132	3,019
News Corp., Class A†	34	448
Omnicom Group, Inc.†	13	884
Twenty-First Century Fox, Inc., Class A†	622	28,817
Viacom, Inc., Class B	111	3,747
Walt Disney Co. (The)†	258	30,171

		84,743

Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
AbbVie, Inc.†	242	22,888
Amgen, Inc.†	76	15,754
Biogen, Inc.†*	44	15,546
Bristol-Myers Squibb Co.†	98	6,084
Celgene Corp.†*	202	18,077
Eli Lilly & Co.	64	6,868
Gilead Sciences, Inc.†	149	11,504
Johnson & Johnson†	307	42,418
Merck & Co., Inc.†	162	11,492
Nektar Therapeutics(a)*	58	3,536
Pfizer, Inc.†	330	14,543
Regeneron Pharmaceuticals, Inc.*	5	2,020
Zoetis, Inc.†	29	2,655

		173,385

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 0.5%
Alexandria Real Estate Equities, Inc., REIT	6	$755
Equity Residential, REIT	22	1,458
Extra Space Storage, Inc., REIT	7	606
Mid-America Apartment Communities, Inc., REIT	4	401
Public Storage, REIT	10	2,016
Realty Income Corp., REIT(a)	17	967
UDR, Inc., REIT	17	687
Ventas, Inc., REIT	21	1,142
Welltower, Inc., REIT	22	1,415
Weyerhaeuser Co., REIT†	136	4,389

		13,836

Retailing — 8.0%
Advance Auto Parts, Inc.	25	4,208
Amazon.com, Inc.†*	18	36,054
AutoZone, Inc.*	7	5,430
Best Buy Co., Inc.†	20	1,587
Booking Holdings, Inc.†*	17	33,728
CarMax, Inc.(a)*	12	896
Dollar General Corp.†	89	9,728
Foot Locker, Inc.(a)	34	1,733
Gap, Inc. (The)†	1	29
Genuine Parts Co.	50	4,970
Home Depot, Inc. (The)†	214	44,330
Kohl’s Corp.	57	4,249
Lowe’s Cos., Inc.†	272	31,231
Nordstrom, Inc.(a)	34	2,034
O’Reilly Automotive, Inc.†*	5	1,737
Ross Stores, Inc.†	56	5,550
Target Corp.†	32	2,823
Tiffany & Co.	43	5,546
TJX Cos., Inc. (The)†	92	10,306

		206,169

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.†	22	2,034
Applied Materials, Inc.	38	1,469
Intel Corp.	12	567
KLA-Tencor Corp.†	22	2,238
Lam Research Corp.	9	1,365
Micron Technology, Inc.†*	442	19,992
QUALCOMM, Inc.†	89	6,411
Texas Instruments, Inc.†	53	5,686

		39,762

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 11.6%
Accenture PLC, Class A (Ireland)†	208	$35,402
Alliance Data Systems Corp.	19	4,487
Alphabet, Inc., Class A†*	21	25,349
Automatic Data Processing, Inc.†	149	22,448
Broadridge Financial Solutions, Inc.	40	5,278
CA, Inc.†	139	6,137
Citrix Systems, Inc.*	24	2,668
Cognizant Technology Solutions Corp., Class A†	34	2,623
DXC Technology Co.†	97	9,071
eBay, Inc.†*	185	6,109
Electronic Arts, Inc.*	18	2,169
Facebook, Inc., Class A†*	34	5,592
Fiserv, Inc.*	24	1,977
FleetCor Technologies, Inc.*	5	1,139
Gartner, Inc.(a)*	3	476
International Business Machines Corp.†	63	9,526
Intuit, Inc.†	87	19,784
Mastercard, Inc., Class A†	70	15,583
Microsoft Corp.†	493	56,384
Oracle Corp.†	465	23,975
Paychex, Inc.†	124	9,133
salesforce.com, Inc.*	3	477
VeriSign, Inc.*	8	1,281
Visa, Inc., Class A†	196	29,418

		296,486

Technology Hardware & Equipment — 7.7%
Amphenol Corp., Class A	19	1,786
Apple, Inc.†	395	89,167
Cisco Systems, Inc.†	895	43,542
F5 Networks, Inc.*	21	4,188
FLIR Systems, Inc.	46	2,828
Hewlett Packard Enterprise Co.	494	8,057
HP, Inc.†	588	15,153
Motorola Solutions, Inc.†	24	3,123
NetApp, Inc.†	93	7,988
Seagate Technology PLC (Ireland)†	86	4,072
TE Connectivity Ltd. (Switzerland)†	117	10,288
Western Digital Corp.	83	4,859
Xerox Corp.	86	2,320

		197,371

Telecommunication Services — 1.6%
CenturyLink, Inc.	68	1,442

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.†	729	$38,921

		40,363

Transportation — 3.0%
American Airlines Group, Inc.(a)	5	207
CH Robinson Worldwide, Inc.	9	881
CSX Corp.	145	10,737
Expeditors International of Washington, Inc.†	61	4,485
FedEx Corp.†	61	14,688
Norfolk Southern Corp.†	85	15,342
Union Pacific Corp.†	103	16,771
United Parcel Service, Inc., Class B†	110	12,842

		75,953

Utilities — 2.0%
AES Corp.†	39	546
American Electric Power Co., Inc.	16	1,134
CMS Energy Corp.	95	4,655
Dominion Energy, Inc.	74	5,201
DTE Energy Co.	50	5,456
Evergy, Inc.	4	220
Exelon Corp.	49	2,139
FirstEnergy Corp.	163	6,059
NRG Energy, Inc.†	109	4,077
PPL Corp.	234	6,847
Southern Co. (The)†	189	8,240
WEC Energy Group, Inc.	106	7,077

		51,651

TOTAL COMMON STOCKS (Cost $2,193,051)		2,486,655

TOTAL LONG POSITIONS - 97.1%		2,486,655

(Cost $2,193,051)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
SHORT POSITIONS — (36.0)%
COMMON STOCKS — (36.0)%
Automobiles & Components — (0.9)%
Aptiv PLC (Jersey)	(57)	$(4,782)
Ford Motor Co.	(874)	(8,084)
General Motors Co.	(303)	(10,202)
Goodyear Tire & Rubber Co. (The)	(52)	(1,216)

		(24,284)

Banks — (2.4)%
BB&T Corp.	(166)	(8,058)
Citigroup, Inc.	(240)	(17,218)
Citizens Financial Group, Inc.	(104)	(4,011)
Fifth Third Bancorp.	(146)	(4,076)
Huntington Bancshares, Inc.	(237)	(3,536)
KeyCorp.	(236)	(4,694)
M&T Bank Corp.	(31)	(5,101)
People’s United Financial, Inc.	(74)	(1,267)
Regions Financial Corp.	(239)	(4,386)
SunTrust Banks, Inc.	(88)	(5,878)
Zions Bancorp NA	(43)	(2,156)

		(60,381)

Capital Goods — (2.9)%
Allegion PLC (Ireland)	(21)	(1,902)
AO Smith Corp.	(31)	(1,654)
Cummins, Inc.	(36)	(5,259)
Fortune Brands Home & Security, Inc.	(34)	(1,780)
General Dynamics Corp.	(63)	(12,897)
General Electric Co.	(297)	(3,353)
Huntington Ingalls Industries, Inc.	(10)	(2,561)
Johnson Controls International PLC (Ireland)	(202)	(7,070)
L3 Technologies, Inc.	(18)	(3,827)
Lockheed Martin Corp.	(9)	(3,114)
Masco Corp.	(68)	(2,489)
Northrop Grumman Corp.	(38)	(12,060)
PACCAR, Inc.	(76)	(5,182)
Quanta Services, Inc.*	(34)	(1,135)
Rockwell Collins, Inc.	(36)	(5,057)
Stanley Black & Decker, Inc.	(32)	(4,686)

		(74,026)

Commercial & Professional Services — (0.2)%
Equifax, Inc.	(27)	(3,525)
Nielsen Holdings PLC (United Kingdom)	(78)	(2,157)

		(5,682)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (1.1)%
DR Horton, Inc.	(82)	$(3,459)
Hanesbrands, Inc.	(78)	(1,438)
Hasbro, Inc.	(28)	(2,943)
Leggett & Platt, Inc.	(29)	(1,270)
Mattel, Inc.*	(74)	(1,162)
Newell Brands, Inc.	(105)	(2,132)
PulteGroup, Inc.	(62)	(1,536)
PVH Corp.	(17)	(2,455)
Ralph Lauren Corp.	(18)	(2,476)
Under Armour, Inc., Class C*	(96)	(1,868)
VF Corp.	(86)	(8,037)

		(28,776)

Consumer Services — (1.1)%
Carnival Corp. (Panama)	(99)	(6,313)
Hilton Worldwide Holdings, Inc.	(12)	(969)
MGM Resorts International	(125)	(3,489)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(49)	(2,814)
Royal Caribbean Cruises Ltd. (Liberia)	(46)	(5,977)
Starbucks Corp.	(79)	(4,490)
Wynn Resorts Ltd.	(23)	(2,922)

		(26,974)

Diversified Financials — (2.1)%
Ameriprise Financial, Inc.	(31)	(4,577)
Bank of New York Mellon Corp. (The)	(218)	(11,116)
Capital One Financial Corp.	(103)	(9,778)
Goldman Sachs Group, Inc. (The)	(19)	(4,261)
Jefferies Financial Group, Inc.	(79)	(1,735)
Morgan Stanley	(183)	(8,522)
Northern Trust Corp.	(48)	(4,902)
Raymond James Financial, Inc.	(32)	(2,946)
Synchrony Financial	(165)	(5,128)

		(52,965)

Energy — (3.7)%
Anadarko Petroleum Corp.	(108)	(7,280)
Andeavor	(33)	(5,066)
Cabot Oil & Gas Corp.	(95)	(2,139)
Cimarex Energy Co.	(21)	(1,952)
Concho Resources, Inc.*	(32)	(4,888)
EOG Resources, Inc.	(39)	(4,975)
EQT Corp.	(58)	(2,565)
Halliburton Co.	(181)	(7,336)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.	(24)	$(1,650)
Kinder Morgan, Inc.	(488)	(8,652)
National Oilwell Varco, Inc.	(83)	(3,576)
Newfield Exploration Co.*	(44)	(1,269)
Noble Energy, Inc.	(105)	(3,275)
Pioneer Natural Resources Co.	(37)	(6,445)
Schlumberger Ltd. (Curacao)	(299)	(18,215)
Valero Energy Corp.	(92)	(10,465)
Williams Cos., Inc. (The)	(182)	(4,949)

		(94,697)

Food, Beverage & Tobacco — (1.2)%
Brown-Forman Corp., Class B	(104)	(5,257)
Campbell Soup Co.	(65)	(2,381)
Constellation Brands, Inc., Class A	(43)	(9,272)
Hershey Co. (The)	(32)	(3,264)
Hormel Foods Corp.	(115)	(4,531)
JM Smucker Co. (The)	(25)	(2,565)
McCormick & Co., Inc., non-voting shares	(29)	(3,821)
Tyson Foods, Inc., Class A	(13)	(774)

		(31,865)

Health Care Equipment & Services — (1.8)%
ABIOMED, Inc.*	(9)	(4,048)
Baxter International, Inc.	(116)	(8,942)
Boston Scientific Corp.*	(296)	(11,396)
Cerner Corp.*	(75)	(4,831)
DENTSPLY SIRONA, Inc.	(50)	(1,887)
Henry Schein, Inc.*	(29)	(2,466)
Hologic, Inc.*	(60)	(2,459)
Universal Health Services, Inc., Class B	(21)	(2,685)
Varian Medical Systems, Inc.*	(20)	(2,239)
Zimmer Biomet Holdings, Inc.	(45)	(5,916)

		(46,869)

Household & Personal Products — (0.1)%
Coty, Inc., Class A	(165)	(2,072)

Insurance — (1.7)%
Allstate Corp. (The)	(29)	(2,862)
American International Group, Inc.	(192)	(10,222)
Aon PLC (United Kingdom)	(54)	(8,304)
Assurant, Inc.	(3)	(324)
Brighthouse Financial, Inc.*	(26)	(1,150)
Cincinnati Financial Corp.	(37)	(2,842)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Everest Re Group Ltd. (Bermuda)	(9)	$(2,056)
Hartford Financial Services Group, Inc. (The)	(18)	(899)
Lincoln National Corp.	(44)	(2,977)
Principal Financial Group, Inc.	(61)	(3,574)
Travelers Cos., Inc. (The)	(29)	(3,762)
Unum Group	(12)	(469)
Willis Towers Watson PLC (Ireland)	(29)	(4,087)

		(43,528)

Materials — (1.3)%
Air Products & Chemicals, Inc.	(49)	(8,185)
Albemarle Corp.	(25)	(2,494)
Ecolab, Inc.	(29)	(4,547)
International Flavors & Fragrances, Inc.	(18)	(2,504)
Martin Marietta Materials, Inc.	(14)	(2,547)
Newmont Mining Corp.	(118)	(3,564)
PPG Industries, Inc.	(54)	(5,893)
Vulcan Materials Co.	(30)	(3,336)

		(33,070)

Media — (0.5)%
Charter Communications, Inc., Class A*	(40)	(13,035)

Pharmaceuticals, Biotechnology & Life Sciences — (2.0)%
Agilent Technologies, Inc.	(69)	(4,867)
Alexion Pharmaceuticals, Inc.*	(48)	(6,672)
Allergan PLC (Ireland)	(74)	(14,096)
Incyte Corp.*	(48)	(3,316)
Mettler-Toledo International, Inc.*	(6)	(3,654)
Mylan NV (Netherlands)*	(112)	(4,099)
Perrigo Co. PLC (Ireland)	(31)	(2,195)
Thermo Fisher Scientific, Inc.	(33)	(8,055)
Waters Corp.*	(17)	(3,310)

		(50,264)

Real Estate — (3.3)%
American Tower Corp., REIT	(96)	(13,949)
Apartment Investment & Management Co., Class A, REIT	(34)	(1,500)
AvalonBay Communities, Inc., REIT	(3)	(543)
Boston Properties, Inc., REIT	(34)	(4,185)
CBRE Group, Inc., Class A*	(73)	(3,219)
Crown Castle International Corp., REIT	(12)	(1,336)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Digital Realty Trust, Inc., REIT	(11)	$(1,237)
Duke Realty Corp., REIT	(77)	(2,184)
Equinix, Inc., REIT	(17)	(7,359)
Essex Property Trust, Inc., REIT	(15)	(3,701)
Federal Realty Investment Trust, REIT	(17)	(2,150)
HCP, Inc., REIT	(102)	(2,685)
Host Hotels & Resorts, Inc., REIT	(159)	(3,355)
Iron Mountain, Inc., REIT	(63)	(2,175)
Kimco Realty Corp., REIT	(94)	(1,574)
Macerich Co. (The), REIT	(32)	(1,769)
Prologis, Inc., REIT	(115)	(7,796)
Regency Centers Corp., REIT	(37)	(2,393)
SBA Communications Corp., REIT*	(27)	(4,337)
Simon Property Group, Inc., REIT	(67)	(11,842)
SL Green Realty Corp., REIT	(21)	(2,048)
Vornado Realty Trust, REIT	(42)	(3,066)

		(84,403)

Retailing — (1.0)%
Dollar Tree, Inc.*	(52)	(4,241)
L Brands, Inc.	(60)	(1,818)
LKQ Corp.*	(69)	(2,185)
Macy’s, Inc.	(66)	(2,292)
Netflix, Inc.*	(27)	(10,101)
Tractor Supply Co.	(3)	(273)
TripAdvisor, Inc.*	(33)	(1,685)
Ulta Beauty, Inc.*	(13)	(3,668)

		(26,263)

Semiconductors & Semiconductor Equipment — (2.1)%
Broadcom, Inc.	(76)	(18,751)
Microchip Technology, Inc.	(57)	(4,498)
NVIDIA Corp.	(69)	(19,390)
Qorvo, Inc.*	(28)	(2,153)
Skyworks Solutions, Inc.	(39)	(3,538)
Xilinx, Inc.	(57)	(4,570)

		(52,900)

Software & Services — (2.1)%
Adobe, Inc.*	(18)	(4,859)
Akamai Technologies, Inc.*	(37)	(2,707)
Cadence Design Systems, Inc.*	(1)	(45)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fidelity National Information Services, Inc.	(72)	$(7,853)
PayPal Holdings, Inc.*	(252)	(22,136)
Red Hat, Inc.*	(40)	(5,451)
Symantec Corp.	(135)	(2,873)
Twitter, Inc.*	(164)	(4,667)
Western Union Co. (The)	(102)	(1,944)

		(52,535)

Technology Hardware & Equipment — (0.3)%
Arista Networks, Inc.*	(16)	(4,254)
Corning, Inc.	(10)	(353)
IPG Photonics Corp.*	(12)	(1,873)
Juniper Networks, Inc.	(76)	(2,278)

		(8,758)

Telecommunication Services — (0.4)%
AT&T, Inc.	(331)	(11,115)

Transportation — (0.9)%
Alaska Air Group, Inc.	(27)	(1,859)
Delta Air Lines, Inc.	(153)	(8,848)
JB Hunt Transport Services, Inc.	(24)	(2,855)
Kansas City Southern	(23)	(2,605)
Southwest Airlines Co.	(123)	(7,681)

		(23,848)

Utilities — (2.9)%
Alliant Energy Corp.	(51)	(2,171)
Ameren Corp.	(53)	(3,351)
American Water Works Co., Inc.	(40)	(3,519)
CenterPoint Energy, Inc.	(93)	(2,571)
Consolidated Edison, Inc.	(66)	(5,029)
Duke Energy Corp.	(79)	(6,322)
Edison International	(70)	(4,738)
Entergy Corp.	(39)	(3,164)
Eversource Energy	(69)	(4,239)
NextEra Energy, Inc.	(80)	(13,408)
NiSource, Inc.	(78)	(1,944)
PG&E Corp.	(112)	(5,153)
Pinnacle West Capital Corp.	(25)	(1,980)
Public Service Enterprise Group, Inc.	(109)	(5,754)
SCANA Corp.	(31)	(1,206)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	(41)	$(4,664)
Xcel Energy, Inc.	(110)	(5,193)

		(74,406)

TOTAL COMMON STOCKS (Proceeds $935,139)		(922,716)

TOTAL SECURITIES SOLD SHORT - (36.0)%		(922,716)

(Proceeds $935,139)

OTHER ASSETS IN EXCESS OF LIABILITIES - 38.9%		996,954

NET ASSETS - 100.0%		$2,560,893

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 174.4%
COMMON STOCKS — 174.4%
Automobiles & Components — 0.7%
Adient PLC (Ireland)†(a)	45	$1,769
Delphi Technologies PLC (Jersey)	14	439
Gentex Corp.†	15	322
Goodyear Tire & Rubber Co. (The)†	194	4,538
Harley-Davidson, Inc.†(a)	155	7,022
Lear Corp.†	18	2,610
Tenneco, Inc., Class A	17	716

		17,416

Capital Goods — 18.9%
3M Co.	11	2,318
AAR Corp.	7	335
Actuant Corp., Class A	9	251
Advanced Drainage Systems, Inc.	13	402
AECOM(a)*	28	914
Allison Transmission Holdings, Inc.†	272	14,147
Altra Industrial Motion Corp.	7	289
AMETEK, Inc.†	86	6,804
Applied Industrial Technologies, Inc.	40	3,130
Arconic, Inc.	3	66
Armstrong World Industries, Inc.†*	168	11,693
Atkore International Group, Inc.*	85	2,255
AZZ, Inc.	10	505
Boeing Co. (The)†	20	7,438
Briggs & Stratton Corp.	16	308
Carlisle Cos., Inc.†	22	2,680
Colfax Corp.(a)*	29	1,046
Comfort Systems USA, Inc.	16	902
Continental Building Products, Inc.†*	60	2,253
Donaldson Co., Inc.(a)	39	2,272
Dover Corp.†	184	16,289
Eaton Corp. PLC (Ireland)	36	3,122
Emerson Electric Co.†	228	17,460
Esterline Technologies Corp.*	25	2,274
Federal Signal Corp.	46	1,232
Fluor Corp.†	196	11,388
Fortune Brands Home & Security, Inc.	9	471
Gardner Denver Holdings, Inc.†*	144	4,081
Generac Holdings, Inc.†*	59	3,328
General Electric Co.†	83	937
Gibraltar Industries, Inc.(a)*	3	137
Gorman-Rupp Co. (The)†	16	584
Graco, Inc.	9	417
GrafTech International Ltd.	196	3,824

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Harris Corp.†	99	$16,752
Harsco Corp.*	7	200
HD Supply Holdings, Inc.*	48	2,054
Hexcel Corp.	41	2,749
Hillenbrand, Inc.†	78	4,079
Honeywell International, Inc.†	245	40,768
IDEX Corp.†	25	3,766
Illinois Tool Works, Inc.†	61	8,608
Insteel Industries, Inc.	3	108
ITT, Inc.	20	1,225
Jacobs Engineering Group, Inc.†	96	7,344
Kaman Corp.	26	1,736
Kennametal, Inc.	71	3,093
KLX, Inc.*	19	1,193
L3 Technologies, Inc.	3	638
Lincoln Electric Holdings, Inc.(a)	16	1,495
Lockheed Martin Corp.†	59	20,412
Masco Corp.	11	403
Meritor, Inc.*	34	658
Milacron Holdings Corp.*	38	770
MSC Industrial Direct Co., Inc., Class A†	98	8,635
Mueller Industries, Inc.	3	87
National Presto Industries, Inc.(a)	3	389
Nexeo Solutions, Inc.*	2	24
Nordson Corp.	13	1,806
nVent Electric PLC (Ireland)	36	978
Oshkosh Corp.	52	3,704
Parker-Hannifin Corp.†	137	25,198
Pentair PLC (Ireland)†(a)	211	9,147
PGT Innovations, Inc.*	36	778
Quanta Services, Inc.*	48	1,602
Raytheon Co.†	110	22,733
Rockwell Automation, Inc.	11	2,063
Rockwell Collins, Inc.	160	22,475
Simpson Manufacturing Co., Inc.(a)	30	2,174
Snap-on, Inc.†	116	21,298
SPX FLOW, Inc.*	25	1,300
Standex International Corp.†	26	2,710
Teledyne Technologies, Inc.*	14	3,454
Textron, Inc.†	147	10,506
Toro Co. (The)	5	300
TransDigm Group, Inc.†*	34	12,658
TriMas Corp.*	1	30

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.*	4	$654
United Technologies Corp.	236	32,995
Valmont Industries, Inc.(a)	7	970
WABCO Holdings, Inc.*	10	1,179
WESCO International, Inc.*	76	4,670
Willscot Corp.*	10	172
WW Grainger, Inc.†	43	15,369
Xylem, Inc.†	21	1,677

		455,338

Commercial & Professional Services — 4.9%
ABM Industries, Inc.(a)	48	1,548
Brady Corp., Class A	14	612
Brink’s Co. (The)(a)	7	488
CBIZ, Inc.*	5	118
Cimpress NV (Netherlands)*	6	820
Cintas Corp.†	9	1,780
Copart, Inc.†*	81	4,174
Deluxe Corp.(a)	56	3,189
Dun & Bradstreet Corp. (The)†	41	5,843
Equifax, Inc.†	53	6,920
FTI Consulting, Inc.*	56	4,099
ICF International, Inc.	10	754
KAR Auction Services, Inc.	87	5,193
Navigant Consulting, Inc.	11	254
Nielsen Holdings PLC (United Kingdom)(a)	38	1,051
Pitney Bowes, Inc.	8	57
Republic Services, Inc.†	340	24,704
Ritchie Bros Auctioneers, Inc. (Canada)	15	542
Robert Half International, Inc.†	80	5,630
Tetra Tech, Inc.	35	2,390
TriNet Group, Inc.*	36	2,028
UniFirst Corp.†	18	3,126
Verisk Analytics, Inc.†*	97	11,693
Waste Management, Inc.†	339	30,632

		117,645

Consumer Durables & Apparel — 7.0%
Acushnet Holdings Corp.(a)	19	521
American Outdoor Brands Corp.*	54	839
Brunswick Corp.	6	402
Carter’s, Inc.†(a)	11	1,085
Cavco Industries, Inc.†*	14	3,542
Columbia Sportswear Co.†	29	2,699

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Crocs, Inc.(a)*	187	$3,981
Deckers Outdoor Corp.†*	10	1,186
Garmin Ltd. (Switzerland)†	364	25,498
Hasbro, Inc.†(a)	147	15,453
Helen of Troy Ltd. (Bermuda)*	22	2,880
La-Z-Boy, Inc.†	17	537
Malibu Boats, Inc., Class A*	16	876
Mattel, Inc.†*	198	3,109
Michael Kors Holdings Ltd. (British Virgin Islands)†*	157	10,764
Mohawk Industries, Inc.†*	92	16,132
NIKE, Inc., Class B	88	7,455
NVR, Inc.†*	6	14,825
PVH Corp.†	56	8,086
Ralph Lauren Corp.†	50	6,878
Skechers U.S.A., Inc., Class A(a)*	11	307
Sturm Ruger & Co., Inc.(a)	30	2,072
Tapestry, Inc.†	471	23,677
VF Corp.†	37	3,458
Vista Outdoor, Inc.†*	319	5,707
Whirlpool Corp.†	58	6,888
Wolverine World Wide, Inc.	6	234

		169,091

Consumer Services — 8.6%
Adtalem Global Education, Inc.(a)*	28	1,350
BJ’s Restaurants, Inc.(a)	81	5,848
Bloomin’ Brands, Inc.†	88	1,742
Boyd Gaming Corp.†	246	8,327
Brinker International, Inc.†	144	6,729
Choice Hotels International, Inc.(a)	52	4,332
Churchill Downs, Inc.†	23	6,387
Cracker Barrel Old Country Store, Inc.†	9	1,324
Darden Restaurants, Inc.†	149	16,567
Denny’s Corp.†*	50	736
Dine Brands Global, Inc.†	60	4,879
Graham Holdings Co., Class B	6	3,476
Hilton Worldwide Holdings, Inc.†	100	8,078
Hyatt Hotels Corp., Class A†	156	12,416
International Game Technology PLC (United Kingdom)(a)	17	336
Jack in the Box, Inc.†	79	6,623
Las Vegas Sands Corp.	2	119
Laureate Education, Inc., Class A*	7	108

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A†	5	$660
Marriott Vacations Worldwide Corp.	1	112
McDonald’s Corp.†	277	46,339
Papa John’s International, Inc.(a)	106	5,436
Restaurant Brands International, Inc. (Canada)	37	2,193
Ruth’s Hospitality Group, Inc.	45	1,420
Sonic Corp.	75	3,250
Starbucks Corp.†	292	16,597
Stars Group, Inc. (The) (Canada)*	121	3,013
Vail Resorts, Inc.†	25	6,860
Weight Watchers International, Inc.(a)*	8	576
Wyndham Destinations, Inc.†	8	347
Wyndham Hotels & Resorts, Inc.	23	1,278
Yum! Brands, Inc.†	315	28,637

		206,095

Energy — 4.5%
Cameco Corp. (Canada)†	97	1,106
Chevron Corp.†	85	10,394
CONSOL Energy, Inc.*	4	163
CVR Energy, Inc.	109	4,384
Diamond Offshore Drilling, Inc.(a)*	41	820
Frank’s International NV (Netherlands)(a)*	42	365
FTS International, Inc.*	36	424
Halliburton Co.†	16	648
Helmerich & Payne, Inc.†	92	6,327
HollyFrontier Corp.†	156	10,904
Imperial Oil Ltd. (Canada)	70	2,266
Kinder Morgan, Inc.†	607	10,762
Mammoth Energy Services, Inc.	16	466
Matrix Service Co.*	3	74
Nabors Industries Ltd. (Bermuda)(a)	334	2,057
National Oilwell Varco, Inc.	3	129
ONEOK, Inc.†	158	10,711
Phillips 66†	111	12,512
Precision Drilling Corp. (Canada)*	121	419
Renewable Energy Group, Inc.*	222	6,394
RPC, Inc.†	344	5,325
Ship Finance International Ltd. (Bermuda)†	139	1,932
TechnipFMC PLC (United Kingdom)†	183	5,719
Tidewater, Inc.(a)*	26	811

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Transocean Ltd. (Switzerland)†*	13	$181
Valero Energy Corp.†	47	5,346
Williams Cos., Inc. (The)	217	5,900
World Fuel Services Corp.	43	1,190

		107,729

Food & Staples Retailing — 6.2%
Kroger Co. (The)†	719	20,930
SUPERVALU, Inc.(a)*	164	5,284
Sysco Corp.†	472	34,574
Walgreens Boots Alliance, Inc.†	450	32,805
Walmart, Inc.†	588	55,219

		148,812

Food, Beverage & Tobacco — 16.1%
Altria Group, Inc.†	825	49,756
Archer-Daniels-Midland Co.†	584	29,358
B&G Foods, Inc.(a)	27	741
Brown-Forman Corp., Class B†	296	14,963
Coca-Cola Co. (The)†	716	33,072
Conagra Brands, Inc.†	480	16,306
Constellation Brands, Inc., Class A†	46	9,919
Dean Foods Co.(a)	43	305
Flowers Foods, Inc.	25	466
General Mills, Inc.†	233	10,000
Hershey Co. (The)†	181	18,462
Hormel Foods Corp.†	309	12,175
Ingredion, Inc.†	68	7,137
John B Sanfilippo & Son, Inc.(a)	6	428
Kellogg Co.†	311	21,776
Kraft Heinz Co. (The)†	173	9,534
Molson Coors Brewing Co., Class B†	31	1,906
Mondelez International, Inc., Class A†	710	30,502
PepsiCo, Inc.†	528	59,030
Philip Morris International, Inc.†	521	42,482
Pilgrim’s Pride Corp.*	357	6,458
TreeHouse Foods, Inc.(a)*	48	2,297
Tyson Foods, Inc., Class A†	81	4,822
Universal Corp.†	66	4,290
Vector Group Ltd.(a)	15	207

		386,392

Health Care Equipment & Services — 18.3%
Abbott Laboratories†	48	3,521
Acadia Healthcare Co., Inc.(a)*	5	176

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Allscripts Healthcare Solutions, Inc.*	414	$5,900
AmerisourceBergen Corp.†	69	6,363
AMN Healthcare Services, Inc.†(a)*	65	3,556
Avanos Medical, Inc.†*	127	8,700
Baxter International, Inc.†	43	3,315
Becton Dickinson and Co.†	50	13,050
Brookdale Senior Living, Inc.†*	330	3,244
Cantel Medical Corp.	5	460
Cardinal Health, Inc.†	261	14,094
Cerner Corp.†*	83	5,346
Chemed Corp.	14	4,474
CONMED Corp.	45	3,565
Cooper Cos., Inc. (The)	20	5,543
CVS Health Corp.†	459	36,132
Danaher Corp.†	100	10,866
DaVita, Inc.†*	116	8,309
DENTSPLY SIRONA, Inc.†	448	16,908
Encompass Health Corp.	63	4,911
Envision Healthcare Corp.†*	352	16,097
Express Scripts Holding Co.†*	340	32,303
Globus Medical, Inc., Class A†*	181	10,273
Haemonetics Corp.†*	33	3,781
HCA Healthcare, Inc.†	224	31,163
Hill-Rom Holdings, Inc.†	71	6,702
HMS Holdings Corp.*	36	1,181
Hologic, Inc.*	26	1,065
ICU Medical, Inc.†*	27	7,634
Integer Holdings Corp.†*	86	7,134
Integra LifeSciences Holdings Corp.(a)*	18	1,186
Laboratory Corp. of America Holdings†*	136	23,620
LifePoint Health, Inc.†*	176	11,334
Masimo Corp.*	18	2,242
McKesson Corp.†	111	14,724
Medtronic PLC (Ireland)†	414	40,725
Meridian Bioscience, Inc.†	5	74
NextGen Healthcare, Inc.†*	149	2,992
NxStage Medical, Inc.*	2	56
Owens & Minor, Inc.†	92	1,520
Patterson Cos., Inc.(a)	190	4,646
Quest Diagnostics, Inc.†	107	11,546
Quidel Corp.*	13	847
ResMed, Inc.†	81	9,343

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
STERIS PLC (United Kingdom)†	79	$9,038
Stryker Corp.	15	2,665
Tenet Healthcare Corp.†(a)*	138	3,927
Tivity Health, Inc.(a)*	56	1,800
Universal Health Services, Inc., Class B†	114	14,574
Varian Medical Systems, Inc.†*	31	3,470
West Pharmaceutical Services, Inc.	27	3,334

		439,429

Household & Personal Products — 8.1%
Avon Products, Inc.*	566	1,245
Church & Dwight Co., Inc.†	302	17,930
Clorox Co. (The)†(a)	136	20,456
Colgate-Palmolive Co.†	757	50,681
Edgewell Personal Care Co.(a)*	22	1,017
Estee Lauder Cos., Inc. (The), Class A†	112	16,276
Kimberly-Clark Corp.†	305	34,660
Procter & Gamble Co. (The)†	624	51,936

		194,201

Materials — 4.8%
A. Schulman, Inc. CVR(b)*	1	2
Albemarle Corp.(a)	20	1,996
AptarGroup, Inc.	59	6,357
Ashland Global Holdings, Inc.	17	1,426
Balchem Corp.	5	560
Bemis Co., Inc.	128	6,221
Berry Plastics Group, Inc.*	51	2,468
Celanese Corp.†	91	10,374
Chase Corp.	13	1,562
Chemours Co. (The)	41	1,617
Domtar Corp.†	126	6,573
Eagle Materials, Inc.†	5	426
FMC Corp.	40	3,487
Greif, Inc., Class A	9	483
International Paper Co.†	27	1,327
Kraton Corp.*	24	1,132
Louisiana-Pacific Corp.	28	742
LyondellBasell Industries NV, Class A (Netherlands)†	95	9,738
Methanex Corp. (Canada)†	100	7,910
Neenah Paper, Inc.†(a)	28	2,416
NewMarket Corp.(a)	10	4,055
PolyOne Corp.†	93	4,066

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Rayonier Advanced Materials, Inc.(a)	72	$1,327
RPM International, Inc.†	129	8,377
Sherwin-Williams Co. (The)†	19	8,649
Silgan Holdings, Inc.(a)	36	1,001
Sonoco Products Co.†(a)	65	3,608
Verso Corp., Class A*	155	5,219
Vulcan Materials Co.	39	4,337
Westlake Chemical Corp.†	5	416
WestRock Co.†	152	8,123

		115,995

Media — 8.8%
AMC Entertainment Holdings, Inc., Class A†	146	2,993
AMC Networks, Inc., Class A*	13	862
CBS Corp., Class B, non-voting shares†	326	18,729
Cinemark Holdings, Inc.†(a)	257	10,331
Comcast Corp., Class A†	586	20,750
DISH Network Corp., Class A†*	305	10,907
Gannett Co., Inc.(a)	274	2,743
Interpublic Group of Cos., Inc. (The)†	505	11,549
Marcus Corp. (The)	1	42
MSG Networks, Inc., Class A†*	128	3,302
New Media Investment Group, Inc.	60	941
News Corp., Class A†	487	6,424
Omnicom Group, Inc.†	91	6,190
Shaw Communications, Inc., Class B (Canada)	19	370
Sinclair Broadcast Group, Inc., Class A	79	2,240
Tribune Media Co., Class A†	256	9,838
Twenty-First Century Fox, Inc., Class A†	971	44,986
Viacom, Inc., Class B†	443	14,956
Walt Disney Co. (The)†	359	41,981
World Wrestling Entertainment, Inc., Class A(a)	7	677

		210,811

Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
AbbVie, Inc.†	7	662
Amgen, Inc.†	76	15,754
Biogen, Inc.†*	24	8,479
Bristol-Myers Squibb Co.†	351	21,790
Bruker Corp.	92	3,077

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Cambrex Corp.(a)*	20	$1,368
CareDx, Inc.(a)*	60	1,731
Celgene Corp.†*	212	18,972
Charles River Laboratories International, Inc.*	4	538
Eli Lilly & Co.†	86	9,229
Gilead Sciences, Inc.†	157	12,122
Innoviva, Inc.(a)*	55	838
Jazz Pharmaceuticals PLC (Ireland)*	3	504
Johnson & Johnson†	207	28,601
Ligand Pharmaceuticals, Inc.†(a)*	19	5,215
Merck & Co., Inc.†	435	30,859
Mettler-Toledo International, Inc.*	2	1,218
Nektar Therapeutics(a)*	30	1,829
Neurocrine Biosciences, Inc.(a)*	9	1,107
Pfizer, Inc.†	190	8,373
PRA Health Sciences, Inc.†*	81	8,925
QIAGEN NV (Netherlands)*	134	5,076
Regeneron Pharmaceuticals, Inc.†*	9	3,636
Supernus Pharmaceuticals, Inc.(a)*	8	403
Thermo Fisher Scientific, Inc.	17	4,149
Vanda Pharmaceuticals, Inc.*	7	161
Waters Corp.†*	30	5,840
Zoetis, Inc.†	32	2,930

		203,386

Retailing — 16.1%
Aaron’s, Inc.	16	871
Advance Auto Parts, Inc.†	151	25,418
Amazon.com, Inc.†*	25	50,075
American Eagle Outfitters, Inc.	21	521
Asbury Automotive Group, Inc.†(a)*	57	3,919
AutoNation, Inc.†*	23	956
AutoZone, Inc.†*	27	20,944
Best Buy Co., Inc.†	69	5,476
Booking Holdings, Inc.†*	8	15,872
CarMax, Inc.†(a)*	122	9,110
Chico’s FAS, Inc.†(a)	550	4,768
Core-Mark Holding Co., Inc.	104	3,532
Dick’s Sporting Goods, Inc.	1	35
Dollar General Corp.†	217	23,718
Dollar Tree, Inc.†*	9	734
Foot Locker, Inc.†(a)	43	2,192
Gap, Inc. (The)†	35	1,010

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genuine Parts Co.†	119	$11,829
Home Depot, Inc. (The)†	198	41,016
Kohl’s Corp.†	165	12,301
Lowe’s Cos., Inc.†	202	23,194
Macy’s, Inc.†(a)	131	4,550
Nordstrom, Inc.(a)	9	538
Nutrisystem, Inc.†(a)	86	3,186
O’Reilly Automotive, Inc.†*	9	3,126
Penske Automotive Group, Inc.	12	569
PetMed Express, Inc.†	117	3,862
Qurate Retail, Inc.†*	455	10,106
RH†(a)*	34	4,454
Ross Stores, Inc.†	156	15,460
Signet Jewelers Ltd. (Bermuda)(a)	125	8,241
Tailored Brands, Inc.	134	3,375
Target Corp.†	106	9,350
Tiffany & Co.†	71	9,157
TJX Cos., Inc. (The)†	425	47,608
Ulta Beauty, Inc.†*	22	6,207
Urban Outfitters, Inc.*	21	859

		388,139

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc.*	5	258
Analog Devices, Inc.†	78	7,212
Broadcom, Inc.	2	493
Cirrus Logic, Inc.†*	16	618
Diodes, Inc.*	74	2,463
Intel Corp.†	147	6,952
Lam Research Corp.	7	1,062
Maxim Integrated Products, Inc.†	105	5,921
Micron Technology, Inc.†*	82	3,709
MKS Instruments, Inc.	7	561
Nanometrics, Inc.*	32	1,201
QUALCOMM, Inc.†	22	1,585
Texas Instruments, Inc.†	66	7,081
Xcerra Corp.†*	305	4,352

		43,468

Software & Services — 22.8%
Accenture PLC, Class A (Ireland)†	85	14,467
Adobe, Inc.*	2	540
Akamai Technologies, Inc.†*	97	7,096
Alliance Data Systems Corp.	20	4,723
Alphabet, Inc., Class A†*	34	41,041

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ANGI Homeservices, Inc., Class A*	109	$2,559
ANSYS, Inc.†*	17	3,174
Appfolio, Inc., Class A(a) *	7	549
Aspen Technology, Inc.†*	38	4,329
Automatic Data Processing, Inc.†	183	27,571
Avaya Holdings Corp.†*	296	6,553
Broadridge Financial Solutions, Inc.†	97	12,799
CA, Inc.†	469	20,706
CACI International, Inc., Class A*	18	3,315
Cadence Design Systems, Inc.*	24	1,088
Cardtronics PLC, Class A (United Kingdom)*	79	2,500
Cars.com, Inc.†(a)*	250	6,902
CDK Global, Inc.†	190	11,886
CGI Group, Inc., Class A (Canada)†*	97	6,255
Cision Ltd. (Cayman Islands)*	132	2,218
Citrix Systems, Inc.†*	199	22,121
CommVault Systems, Inc.*	64	4,480
Conduent, Inc.†(a)*	470	10,584
Convergys Corp.†	226	5,365
DXC Technology Co.†	327	30,581
eBay, Inc.†*	204	6,736
Electronic Arts, Inc.*	22	2,651
Endurance International Group Holdings, Inc.*	35	308
Etsy, Inc.†*	335	17,212
Facebook, Inc., Class A†*	132	21,709
Fair Isaac Corp.†*	23	5,257
Fiserv, Inc.†*	278	22,902
FleetCor Technologies, Inc.†*	65	14,810
Fortinet, Inc.†*	131	12,087
Globant SA (Luxembourg)*	12	708
GoDaddy, Inc., Class A*	59	4,920
GrubHub, Inc.†(a)*	28	3,881
IAC/InterActiveCorp.†*	25	5,418
International Business Machines Corp.†	95	14,365
Intuit, Inc.†	154	35,020
j2 Global, Inc.†	68	5,634
LogMeIn, Inc.	17	1,515
Manhattan Associates, Inc.†*	15	819
MAXIMUS, Inc.	32	2,082
Microsoft Corp.†	5	572
Monotype Imaging Holdings, Inc.	4	81

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NIC, Inc.†(a)	263	$3,892
Open Text Corp. (Canada)†	201	7,646
Oracle Corp.†	533	27,481
Paychex, Inc.†	325	23,936
Progress Software Corp.†	113	3,988
Qualys, Inc.*	8	713
QuinStreet, Inc.*	21	285
Red Hat, Inc.†*	5	681
salesforce.com, Inc.†*	62	9,860
Shutterstock, Inc.	9	491
SPS Commerce, Inc.*	39	3,870
SS&C Technologies Holdings, Inc.†	47	2,671
Stamps.com, Inc.†(a) *	16	3,619
Symantec Corp.	139	2,958
Synopsys, Inc.†*	73	7,199
Travelport Worldwide Ltd. (Bermuda)†	11	186
Tyler Technologies, Inc.*	15	3,676
VeriSign, Inc.†*	59	9,447
Web.com Group, Inc.*	88	2,455
Western Union Co. (The)(a)	72	1,372

		548,515

Technology Hardware & Equipment — 8.4%
ADTRAN, Inc.	33	582
Amphenol Corp., Class A†	57	5,359
Apple, Inc.†	38	8,578
Avnet, Inc.	54	2,418
AVX Corp.	4	72
Badger Meter, Inc.(a)	21	1,112
Casa Systems, Inc.(a)*	19	280
Ciena Corp.†(a)*	348	10,872
Cisco Systems, Inc.†	215	10,460
CommScope Holding Co., Inc.*	148	4,552
Comtech Telecommunications Corp.	9	326
Dolby Laboratories, Inc., Class A†	98	6,857
EchoStar Corp., Class A*	85	3,941
Electro Scientific Industries, Inc.†*	14	244
F5 Networks, Inc.†*	72	14,358
FLIR Systems, Inc.†	290	17,826
Hewlett Packard Enterprise Co.†	423	6,899
HP, Inc.†	204	5,257
Insight Enterprises, Inc.*	43	2,326
InterDigital, Inc.†	32	2,560
Jabil, Inc.†	182	4,929

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Keysight Technologies, Inc.*	10	$663
Mesa Laboratories, Inc.	3	557
Mitel Networks Corp. (Canada)*	137	1,510
Motorola Solutions, Inc.†	155	20,172
MTS Systems Corp.	5	274
NetApp, Inc.†	66	5,669
OSI Systems, Inc.(a)*	22	1,679
Plantronics, Inc.†	47	2,834
ScanSource, Inc.†*	42	1,676
Seagate Technology PLC (Ireland)†	41	1,941
TE Connectivity Ltd. (Switzerland)†	354	31,127
Ubiquiti Networks, Inc.(a)	12	1,186
Vishay Intertechnology, Inc.†	157	3,195
Western Digital Corp.†	164	9,601
Xerox Corp.	214	5,774
Zebra Technologies Corp., Class A†*	25	4,421

		202,087

Telecommunication Services — 4.4%
AT&T, Inc.	322	10,813
BCE, Inc. (Canada)†	258	10,454
CenturyLink, Inc.†	128	2,714
Cogent Communications Holdings, Inc.(a)	32	1,786
Rogers Communications, Inc., Class B (Canada)†	186	9,562
TELUS Corp. (Canada)	56	2,063
United States Cellular Corp.†*	19	851
Verizon Communications, Inc.†	1,108	59,156
Vonage Holdings Corp.†*	551	7,802

		105,201

Transportation — 5.6%
American Airlines Group, Inc.†(a)	188	7,770
ArcBest Corp.	8	388
CH Robinson Worldwide, Inc.†	153	14,982
CSX Corp.	45	3,332
Echo Global Logistics, Inc.*	7	217
Expeditors International of Washington, Inc.†	342	25,147
FedEx Corp.†	31	7,464
Heartland Express, Inc.(a)	136	2,683
JB Hunt Transport Services, Inc.	5	595
Knight-Swift Transportation Holdings, Inc.(a)	157	5,413
Landstar System, Inc.†	72	8,784

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	34	$6,137
Schneider National, Inc., Class B†	159	3,972
Southwest Airlines Co.†	185	11,553
Union Pacific Corp.†	55	8,956
United Continental Holdings, Inc.†*	121	10,776
United Parcel Service, Inc., Class B†	150	17,512

		135,681

TOTAL COMMON STOCKS (Cost $3,708,344)		4,195,431

TOTAL LONG POSITIONS - 174.4%		4,195,431

(Cost $3,708,344)

SHORT POSITIONS — (75.1)%
COMMON STOCKS — (75.1)%
Automobiles & Components — (2.5)%
American Axle & Manufacturing Holdings, Inc.*	(101)	(1,761)
Aptiv PLC (Jersey)	(129)	(10,823)
Cooper Tire & Rubber Co.	(198)	(5,604)
Dorman Products, Inc.*	(49)	(3,769)
General Motors Co.	(223)	(7,508)
LCI Industries	(69)	(5,713)
Modine Manufacturing Co.*	(16)	(238)
Standard Motor Products, Inc.	(27)	(1,329)
Tesla, Inc.*	(88)	(23,300)
Thor Industries, Inc.	(4)	(335)

		(60,380)

Capital Goods — (11.1)%
Aegion Corp.*	(4)	(102)
American Woodmark Corp.*	(23)	(1,804)
Astronics Corp.*	(49)	(2,132)
Axon Enterprise, Inc.*	(37)	(2,532)
Beacon Roofing Supply, Inc.*	(146)	(5,284)
Builders FirstSource, Inc.*	(422)	(6,195)
BWX Technologies, Inc.	(5)	(313)
Caterpillar, Inc.	(5)	(762)
CIRCOR International, Inc.	(68)	(3,230)
Crane Co.	(38)	(3,737)
Cubic Corp.	(21)	(1,534)
Cummins, Inc.	(29)	(4,236)
Curtiss-Wright Corp.	(46)	(6,321)
Dycom Industries, Inc.*	(156)	(13,198)
EMCOR Group, Inc.	(23)	(1,728)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnPro Industries, Inc.	(11)	$(802)
Evoqua Water Technologies Corp.*	(126)	(2,240)
Flowserve Corp.	(54)	(2,953)
Franklin Electric Co., Inc.	(77)	(3,638)
Gates Industrial Corp. PLC (United Kingdom)*	(53)	(1,034)
General Dynamics Corp.	(62)	(12,693)
GMS, Inc.*	(22)	(510)
Granite Construction, Inc.	(100)	(4,570)
HEICO Corp.	(11)	(1,019)
Herc Holdings, Inc.*	(43)	(2,202)
Huntington Ingalls Industries, Inc.	(5)	(1,280)
Hyster-Yale Materials Handling, Inc.	(4)	(246)
JELD-WEN Holding, Inc.*	(224)	(5,524)
John Bean Technologies Corp.	(9)	(1,074)
Kratos Defense & Security Solutions, Inc.*	(475)	(7,020)
Lindsay Corp.	(6)	(601)
MasTec, Inc.*	(196)	(8,751)
Mercury Systems, Inc.*	(189)	(10,456)
Middleby Corp. (The)*	(32)	(4,139)
MRC Global, Inc.*	(553)	(10,380)
Mueller Water Products, Inc., Class A	(117)	(1,347)
Navistar International Corp.*	(136)	(5,236)
Northrop Grumman Corp.	(44)	(13,964)
NOW, Inc.*	(505)	(8,358)
Patrick Industries, Inc.*	(105)	(6,216)
Primoris Services Corp.	(21)	(521)
Raven Industries, Inc.	(47)	(2,150)
Regal Beloit Corp.	(27)	(2,226)
REV Group, Inc.	(68)	(1,068)
Roper Technologies, Inc.	(29)	(8,590)
Sensata Technologies Holding PLC (United Kingdom)*	(25)	(1,239)
SiteOne Landscape Supply, Inc.*	(44)	(3,315)
SPX Corp.*	(143)	(4,763)
Stanley Black & Decker, Inc.	(101)	(14,791)
Sunrun, Inc.*	(472)	(5,872)
Terex Corp.	(7)	(279)
Textainer Group Holdings Ltd. (Bermuda)*	(41)	(525)
Thermon Group Holdings, Inc.*	(21)	(541)
Timken Co. (The)	(105)	(5,234)
TPI Composites, Inc.*	(45)	(1,285)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Trex Co., Inc.*	(52)	$(4,003)
Triumph Group, Inc.	(328)	(7,643)
Tutor Perini Corp.*	(33)	(620)
Universal Forest Products, Inc.	(45)	(1,590)
USG Corp.	(290)	(12,560)
Vicor Corp.*	(122)	(5,612)
Vivint Solar, Inc.*	(8)	(42)
Wabash National Corp.	(30)	(547)
Welbilt, Inc.*	(215)	(4,489)
Wesco Aircraft Holdings, Inc.*	(175)	(1,969)
Woodward, Inc.	(69)	(5,579)

		(266,414)

Commercial & Professional Services — (1.1)%
ACCO Brands Corp.	(34)	(384)
ASGN, Inc.*	(53)	(4,183)
Casella Waste Systems, Inc., Class A*	(1)	(31)
Civeo Corp. (Canada)*	(7)	(29)
Clean Harbors, Inc.*	(49)	(3,507)
Healthcare Services Group, Inc.	(151)	(6,134)
HNI Corp.	(87)	(3,849)
Insperity, Inc.	(8)	(944)
Korn/Ferry International	(35)	(1,723)
Multi-Color Corp.	(34)	(2,116)
Steelcase, Inc., Class A	(8)	(148)
Team, Inc.*	(156)	(3,510)
TransUnion	(7)	(515)

		(27,073)

Consumer Durables & Apparel — (2.6)%
Canada Goose Holdings, Inc. (Canada)*	(125)	(8,068)
Fossil Group, Inc.*	(8)	(186)
G-III Apparel Group Ltd.*	(61)	(2,940)
GoPro, Inc., Class A*	(228)	(1,642)
Hanesbrands, Inc.	(149)	(2,746)
Installed Building Products, Inc.*	(91)	(3,549)
Leggett & Platt, Inc.	(25)	(1,095)
Newell Brands, Inc.	(517)	(10,495)
Oxford Industries, Inc.	(32)	(2,887)
Polaris Industries, Inc.	(87)	(8,783)
Tempur Sealy International, Inc.*	(217)	(11,479)
TopBuild Corp.*	(77)	(4,375)
Under Armour, Inc., Class C*	(170)	(3,308)

		(61,553)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (4.4)%
Aramark	(250)	$(10,755)
Carnival Corp. (Panama)	(18)	(1,148)
Chipotle Mexican Grill, Inc.*	(19)	(8,636)
Dave & Buster’s Entertainment, Inc.	(149)	(9,867)
Fiesta Restaurant Group, Inc.*	(64)	(1,712)
Houghton Mifflin Harcourt Co.*	(113)	(791)
International Speedway Corp., Class A	(20)	(876)
MGM Resorts International	(368)	(10,271)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(275)	(15,793)
Red Rock Resorts, Inc., Class A	(197)	(5,250)
Royal Caribbean Cruises Ltd. (Liberia)	(132)	(17,152)
Service Corp. International	(129)	(5,702)
Shake Shack, Inc., Class A*	(65)	(4,096)
Six Flags Entertainment Corp.	(61)	(4,259)
Wingstop, Inc.	(55)	(3,755)
Wynn Resorts Ltd.	(43)	(5,464)

		(105,527)

Energy — (4.5)%
Andeavor	(55)	(8,442)
Cheniere Energy, Inc.*	(129)	(8,964)
DHT Holdings, Inc. (Marshall Islands)	(48)	(226)
Dril-Quip, Inc.*	(11)	(575)
Exterran Corp.*	(3)	(80)
Forum Energy Technologies, Inc.*	(639)	(6,614)
Green Plains, Inc.	(334)	(5,745)
Helix Energy Solutions Group, Inc.*	(252)	(2,490)
Liberty Oilfield Services, Inc., Class A	(183)	(3,947)
Newpark Resources, Inc.*	(150)	(1,552)
NexGen Energy Ltd. (Canada)*	(38)	(78)
Nine Energy Service, Inc.*	(7)	(214)
Oceaneering International, Inc.*	(37)	(1,021)
Oil States International, Inc.*	(103)	(3,420)
Par Pacific Holdings, Inc.*	(1)	(20)
Patterson-UTI Energy, Inc.	(314)	(5,373)
Rowan Cos. PLC, Class A (United
Kingdom)*	(284)	(5,348)
Select Energy Services, Inc., Class A*	(106)	(1,255)
SemGroup Corp., Class A	(69)	(1,521)
Solaris Oilfield Infrastructure, Inc., Class A*	(236)	(4,458)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Suncor Energy, Inc. (Canada)	(55)	$(2,128)
Superior Energy Services, Inc.*	(1,188)	(11,571)
Targa Resources Corp.	(217)	(12,219)
TransCanada Corp. (Canada)	(56)	(2,266)
Unit Corp.*	(216)	(5,629)
US Silica Holdings, Inc.	(665)	(12,522)

		(107,678)

Food & Staples Retailing — (0.8)%
Casey’s General Stores, Inc.	(36)	(4,648)
Chefs’ Warehouse, Inc. (The)*	(12)	(436)
Costco Wholesale Corp.	(2)	(470)
Ingles Markets, Inc., Class A	(6)	(206)
Performance Food Group Co.*	(51)	(1,698)
Rite Aid Corp.*	(2,749)	(3,519)
Sprouts Farmers Market, Inc.*	(62)	(1,699)
United Natural Foods, Inc.*	(189)	(5,661)

		(18,337)

Food, Beverage & Tobacco — (2.8)%
Boston Beer Co., Inc. (The), Class A*	(2)	(575)
Bunge Ltd. (Bermuda)	(101)	(6,940)
Calavo Growers, Inc.	(3)	(290)
Coca-Cola Bottling Co. Consolidated	(31)	(5,651)
Darling Ingredients, Inc.*	(459)	(8,868)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(17)	(576)
Hain Celestial Group, Inc. (The)*	(105)	(2,848)
Hostess Brands, Inc.*	(47)	(520)
J&J Snack Foods Corp.	(29)	(4,376)
JM Smucker Co. (The)	(58)	(5,951)
Lancaster Colony Corp.	(12)	(1,791)
McCormick & Co., Inc., non-voting shares	(10)	(1,318)
MGP Ingredients, Inc.	(14)	(1,106)
Monster Beverage Corp.*	(153)	(8,917)
Primo Water Corp.*	(8)	(144)
Sanderson Farms, Inc.	(159)	(16,436)
SunOpta, Inc. (Canada)*	(4)	(29)

		(66,336)

Health Care Equipment & Services — (4.6)%
ABIOMED, Inc.*	(3)	(1,349)
Align Technology, Inc.*	(44)	(17,214)
AxoGen, Inc.*	(34)	(1,253)
CorVel Corp.*	(1)	(60)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Diplomat Pharmacy, Inc.*	(388)	$(7,531)
Edwards Lifesciences Corp.*	(7)	(1,219)
Ensign Group, Inc. (The)	(9)	(341)
Evolent Health, Inc., Class A*	(384)	(10,906)
Glaukos Corp.*	(2)	(130)
Inovalon Holdings, Inc., Class A*	(62)	(623)
Inspire Medical Systems, Inc.*	(13)	(547)
Insulet Corp.*	(118)	(12,502)
Intuitive Surgical, Inc.*	(6)	(3,444)
K2M Group Holdings, Inc.*	(32)	(876)
LHC Group, Inc.*	(3)	(309)
Medidata Solutions, Inc.*	(186)	(13,636)
Merit Medical Systems, Inc.*	(31)	(1,905)
Natus Medical, Inc.*	(13)	(463)
Nevro Corp.*	(200)	(11,400)
OraSure Technologies, Inc.*	(247)	(3,816)
RadNet, Inc.*	(35)	(527)
Select Medical Holdings Corp.*	(59)	(1,086)
Senseonics Holdings, Inc.*	(321)	(1,531)
Sientra, Inc.*	(23)	(549)
STAAR Surgical Co.*	(4)	(192)
Surgery Partners, Inc.*	(67)	(1,106)
Teladoc Health, Inc.*	(22)	(1,900)
US Physical Therapy, Inc.	(1)	(119)
ViewRay, Inc.*	(331)	(3,098)
Vocera Communications, Inc.*	(40)	(1,463)
Wright Medical Group NV (Netherlands)*	(358)	(10,389)

		(111,484)

Household & Personal Products — (0.4)%
Central Garden & Pet Co., Class A*	(15)	(497)
Coty, Inc., Class A	(83)	(1,042)
Energizer Holdings, Inc.	(39)	(2,287)
Inter Parfums, Inc.	(10)	(644)
Spectrum Brands Holdings, Inc.	(45)	(3,362)
WD-40 Co.	(6)	(1,033)

		(8,865)

Materials — (4.8)%
Air Products & Chemicals, Inc.	(46)	(7,684)
American Vanguard Corp.	(52)	(936)
Avery Dennison Corp.	(13)	(1,409)
Boise Cascade Co.	(10)	(368)
Cabot Corp.	(153)	(9,596)
CF Industries Holdings, Inc.	(6)	(327)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Crown Holdings, Inc.*	(103)	$(4,944)
Ferro Corp.*	(268)	(6,223)
GCP Applied Technologies, Inc.*	(19)	(504)
Graphic Packaging Holding Co.	(285)	(3,993)
HB Fuller Co.	(32)	(1,653)
Huntsman Corp.	(583)	(15,875)
Ingevity Corp.*	(48)	(4,890)
Martin Marietta Materials, Inc.	(77)	(14,010)
Minerals Technologies, Inc.	(3)	(203)
Nutrien Ltd. (Canada)	(65)	(3,750)
Olin Corp.	(109)	(2,799)
Packaging Corp. of America	(38)	(4,168)
PH Glatfelter Co.	(116)	(2,217)
Platform Specialty Products Corp.*	(205)	(2,556)
Sensient Technologies Corp.	(22)	(1,683)
Summit Materials, Inc., Class A*	(204)	(3,709)
Tredegar Corp.	(26)	(563)
Tronox Ltd., Class A (Australia)	(495)	(5,915)
US Concrete, Inc.*	(111)	(5,089)
WR Grace & Co.	(153)	(10,933)

		(115,997)

Media — (1.8)%
Altice USA, Inc., Class A	(196)	(3,556)
Charter Communications, Inc., Class A*	(29)	(9,451)
Discovery, Inc., Class A*	(69)	(2,208)
Entercom Communications Corp., Class A	(176)	(1,390)
EW Scripps Co. (The), Class A	(202)	(3,333)
Lions Gate Entertainment Corp., Class B (Canada)	(51)	(1,188)
Live Nation Entertainment, Inc.*	(277)	(15,088)
Meredith Corp.	(108)	(5,513)
National CineMedia, Inc.	(27)	(286)
WideOpenWest, Inc.*	(22)	(247)

		(42,260)

Pharmaceuticals, Biotechnology & Life Sciences — (1.6)%
Accelerate Diagnostics, Inc.*	(18)	(413)
Aclaris Therapeutics, Inc.*	(41)	(595)
Aerie Pharmaceuticals, Inc.*	(40)	(2,462)
Alder Biopharmaceuticals, Inc.*	(125)	(2,081)
Atara Biotherapeutics, Inc.*	(28)	(1,158)
Bio-Rad Laboratories, Inc., Class A*	(6)	(1,878)
Bio-Techne Corp.	(7)	(1,429)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Codexis, Inc.*	(44)	$(755)
Coherus Biosciences, Inc.*	(147)	(2,426)
Epizyme, Inc.*	(60)	(636)
Esperion Therapeutics, Inc.*	(31)	(1,375)
Flexion Therapeutics, Inc.*	(38)	(711)
Illumina, Inc.*	(3)	(1,101)
ImmunoGen, Inc.*	(48)	(455)
Intra-Cellular Therapies, Inc.*	(135)	(2,930)
Intrexon Corp.*	(43)	(740)
La Jolla Pharmaceutical Co.*	(19)	(382)
Luminex Corp.	(41)	(1,243)
Medicines Co. (The)*	(14)	(419)
Portola Pharmaceuticals, Inc.*	(292)	(7,776)
Radius Health, Inc.*	(45)	(801)
Revance Therapeutics, Inc.*	(25)	(621)
Spectrum Pharmaceuticals, Inc.*	(24)	(403)
TherapeuticsMD, Inc.*	(278)	(1,824)
Theravance Biopharma, Inc. (Cayman Islands)*	(121)	(3,953)
Zogenix, Inc.*	(8)	(397)

		(38,964)

Retailing — (6.0)%
Abercrombie & Fitch Co., Class A	(47)	(993)
At Home Group, Inc.*	(161)	(5,076)
Big Lots, Inc.	(270)	(11,283)
Boot Barn Holdings, Inc.*	(159)	(4,517)
Burlington Stores, Inc.*	(10)	(1,629)
Caleres, Inc.	(81)	(2,905)
Camping World Holdings, Inc., Class A	(726)	(15,478)
Carvana Co.*	(2)	(118)
Children’s Place, Inc. (The)	(75)	(9,585)
Dillard’s, Inc., Class A	(116)	(8,856)
DSW, Inc., Class A	(309)	(10,469)
Express, Inc.*	(627)	(6,935)
Floor & Decor Holdings, Inc., Class A*	(170)	(5,129)
GameStop Corp., Class A	(300)	(4,581)
Genesco, Inc.*	(10)	(471)
Group 1 Automotive, Inc.	(15)	(974)
Guess?, Inc.	(36)	(814)
LKQ Corp.*	(252)	(7,981)
Lumber Liquidators Holdings, Inc.*	(166)	(2,571)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Michaels Cos., Inc. (The)*	(592)	$(9,608)
Monro, Inc.	(119)	(8,282)
Murphy USA, Inc.*	(7)	(598)
Overstock.com, Inc.*	(567)	(15,706)
Party City Holdco, Inc.*	(280)	(3,794)
Sleep Number Corp.*	(77)	(2,832)
Sonic Automotive, Inc., Class A	(15)	(290)
Wayfair, Inc., Class A*	(22)	(3,249)

		(144,724)

Semiconductors & Semiconductor Equipment — (5.5)%
Ambarella, Inc. (Cayman Islands)*	(268)	(10,366)
Amkor Technology, Inc.*	(181)	(1,338)
Applied Materials, Inc.	(59)	(2,280)
Brooks Automation, Inc.	(311)	(10,894)
Cohu, Inc.	(29)	(728)
Cree, Inc.*	(34)	(1,288)
Cypress Semiconductor Corp.	(273)	(3,956)
Entegris, Inc.	(14)	(405)
First Solar, Inc.*	(13)	(629)
FormFactor, Inc.*	(347)	(4,771)
Ichor Holdings Ltd. (Cayman Islands)*	(374)	(7,637)
Inphi Corp.*	(427)	(16,218)
MACOM Technology Solutions Holdings, Inc.*	(359)	(7,395)
Marvell Technology Group Ltd. (Bermuda)	(792)	(15,286)
MaxLinear, Inc.*	(87)	(1,730)
Microchip Technology, Inc.	(225)	(17,755)
Photronics, Inc.*	(154)	(1,517)
Power Integrations, Inc.	(32)	(2,022)
Rambus, Inc.*	(140)	(1,527)
Rudolph Technologies, Inc.*	(15)	(367)
Silicon Laboratories, Inc.*	(15)	(1,377)
Synaptics, Inc.*	(237)	(10,812)
Teradyne, Inc.	(203)	(7,507)
Ultra Clean Holdings, Inc.*	(270)	(3,388)
Veeco Instruments, Inc.*	(131)	(1,343)
Xperi Corp.	(51)	(757)

		(133,293)

Software & Services — (11.1)%
2U, Inc.*	(1)	(75)
8x8, Inc.*	(306)	(6,502)
ACI Worldwide, Inc.*	(265)	(7,457)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Autodesk, Inc.*	(9)	$(1,405)
Avalara, Inc.*	(23)	(803)
Benefitfocus, Inc.*	(76)	(3,074)
Black Knight, Inc.*	(11)	(571)
BlackBerry Ltd. (Canada)*	(1,368)	(15,568)
Box, Inc., Class A*	(822)	(19,654)
Carbon Black, Inc.*	(1)	(21)
Cloudera, Inc.*	(419)	(7,395)
CSG Systems International, Inc.	(22)	(883)
Dropbox, Inc., Class A*	(97)	(2,603)
Ellie Mae, Inc.*	(68)	(6,444)
Fidelity National Information Services, Inc.	(33)	(3,599)
FireEye, Inc.*	(1,037)	(17,629)
First Data Corp., Class A*	(99)	(2,423)
ForeScout Technologies, Inc.*	(262)	(9,893)
Global Payments, Inc.	(124)	(15,798)
GTT Communications, Inc.*	(65)	(2,821)
Hortonworks, Inc.*	(99)	(2,258)
HubSpot, Inc.*	(4)	(604)
Instructure, Inc.*	(44)	(1,558)
ManTech International Corp., Class A	(37)	(2,342)
MINDBODY, Inc., Class A*	(50)	(2,032)
Nutanix, Inc., Class A*	(279)	(11,919)
OneSpan, Inc.*	(10)	(190)
Pandora Media, Inc.*	(702)	(6,676)
PayPal Holdings, Inc.*	(165)	(14,494)
Pivotal Software, Inc., Class A*	(35)	(685)
Proofpoint, Inc.*	(18)	(1,914)
PROS Holdings, Inc.*	(4)	(140)
Quotient Technology, Inc.*	(36)	(558)
SecureWorks Corp., Class A*	(37)	(542)
Shopify, Inc., Class A (Canada)*	(13)	(2,138)
Snap, Inc., Class A*	(489)	(4,147)
Splunk, Inc.*	(66)	(7,980)
Square, Inc., Class A*	(97)	(9,604)
Switch, Inc., Class A	(295)	(3,186)
Take-Two Interactive Software, Inc.*	(80)	(11,039)
Tenable Holdings, Inc.*	(56)	(2,177)
Teradata Corp.*	(136)	(5,129)
TiVo Corp.	(147)	(1,830)
TrueCar, Inc.*	(568)	(8,009)
Workday, Inc., Class A*	(11)	(1,606)
Worldpay, Inc., Class A*	(146)	(14,786)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Yelp, Inc.*	(287)	$(14,120)
Zynga, Inc., Class A*	(2,753)	(11,040)

		(267,321)

Technology Hardware & Equipment — (5.2)%
3D Systems Corp.*	(44)	(832)
Anixter International, Inc.*	(20)	(1,406)
Arista Networks, Inc.*	(14)	(3,722)
Arrow Electronics, Inc.*	(114)	(8,404)
CalAmp Corp.*	(1)	(24)
Cognex Corp.	(188)	(10,494)
Control4 Corp.*	(42)	(1,442)
Cray, Inc.*	(123)	(2,644)
Electronics For Imaging, Inc.*	(228)	(7,770)
Extreme Networks, Inc.*	(607)	(3,326)
Finisar Corp.*	(785)	(14,954)
Fitbit, Inc., Class A*	(1,663)	(8,897)
II-VI, Inc.*	(56)	(2,649)
Infinera Corp.*	(195)	(1,424)
KEMET Corp.*	(154)	(2,857)
Knowles Corp.*	(248)	(4,122)
Littelfuse, Inc.	(22)	(4,354)
Methode Electronics, Inc.	(39)	(1,412)
National Instruments Corp.	(34)	(1,643)
NCR Corp.*	(55)	(1,563)
NetScout Systems, Inc.*	(165)	(4,166)
nLight, Inc.*	(2)	(44)
Pure Storage, Inc., Class A*	(251)	(6,513)
Quantenna Communications, Inc.*	(27)	(498)
Rogers Corp.*	(51)	(7,513)
Sanmina Corp.*	(149)	(4,112)
Sierra Wireless, Inc. (Canada)*	(57)	(1,146)
Stratasys Ltd. (Israel)*	(193)	(4,460)
SYNNEX Corp.	(7)	(593)
TTM Technologies, Inc.*	(213)	(3,389)
ViaSat, Inc.*	(108)	(6,907)
Viavi Solutions, Inc.*	(201)	(2,279)

		(125,559)

Telecommunication Services — (0.9)%
ATN International, Inc.	(34)	(2,512)
Boingo Wireless, Inc.*	(44)	(1,536)
Cincinnati Bell, Inc.*	(132)	(2,105)
Consolidated Communications Holdings, Inc.	(254)	(3,312)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
ORBCOMM, Inc.*	(199)	$(2,161)
Shenandoah Telecommunications Co.	(14)	(542)
Sprint Corp.*	(1,596)	(10,438)

		(22,606)

Transportation — (3.4)%
Air Transport Services Group, Inc.*	(139)	(2,984)
Allegiant Travel Co.	(19)	(2,409)
Atlas Air Worldwide Holdings, Inc.*	(136)	(8,670)
Canadian National Railway Co. (Canada)	(14)	(1,257)
Canadian Pacific Railway Ltd. (Canada)	(11)	(2,331)
Hawaiian Holdings, Inc.	(218)	(8,742)
Hub Group, Inc., Class A*	(114)	(5,198)
Kansas City Southern	(119)	(13,480)
Ryder System, Inc.	(242)	(17,683)
Saia, Inc.*	(33)	(2,523)
SkyWest, Inc.	(39)	(2,297)
Spirit Airlines, Inc.*	(135)	(6,341)
Werner Enterprises, Inc.	(233)	(8,237)

		(82,152)

TOTAL COMMON STOCK (Proceeds $1,860,784)		(1,806,523)

TOTAL SECURITIES SOLD SHORT - (75.1)%		(1,806,523)

(Proceeds $1,860,784)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		17,542

NET ASSETS - 100.0%		$2,406,450

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC  Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 184.4%
COMMON STOCKS — 184.4%
Automobiles & Components — 0.3%
Harley-Davidson, Inc.(a)	647	$29,309

Capital Goods — 13.4%
3M Co.	105	22,125
AMETEK, Inc.†	53	4,193
Boeing Co. (The)†	134	49,835
Caterpillar, Inc.†	233	35,530
Dover Corp.	574	50,816
Emerson Electric Co.†	2,137	163,651
Harris Corp.†	460	77,837
Honeywell International, Inc.†	2,224	370,074
Illinois Tool Works, Inc.	521	73,524
Jacobs Engineering Group, Inc.	377	28,840
Parker-Hannifin Corp.†	516	94,908
Pentair PLC (Ireland)(a)	682	29,565
Raytheon Co.†	251	51,872
Rockwell Collins, Inc.	207	29,077
Snap-on, Inc.(a)	220	40,392
TransDigm Group, Inc.*	11	4,095
United Technologies Corp.	2,264	316,530
WW Grainger, Inc.†	101	36,098

		1,478,962

Commercial & Professional Services — 2.7%
Republic Services, Inc.†	1,266	91,988
Robert Half International, Inc.†	457	32,164
Verisk Analytics, Inc.*	221	26,642
Waste Management, Inc.†	1,666	150,540

		301,334

Consumer Durables & Apparel — 2.3%
Garmin Ltd. (Switzerland)	735	51,487
Michael Kors Holdings Ltd. (British Virgin Islands)†*	592	40,588
Mohawk Industries, Inc.*	25	4,384
NIKE, Inc., Class B	771	65,319
Ralph Lauren Corp.†	20	2,751
Tapestry, Inc.	1,120	56,302
Whirlpool Corp.	253	30,044

		250,875

Consumer Services — 4.0%
Darden Restaurants, Inc.	479	53,260
Hilton Worldwide Holdings, Inc.†	88	7,109

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A†	14	$1,848
McDonald’s Corp.†	1,859	310,992
Yum! Brands, Inc.†	720	65,455

		438,664

Diversified Financials — 5.1%
Affiliated Managers Group, Inc.	32	4,375
Berkshire Hathaway, Inc., Class B*	141	30,189
BlackRock, Inc.†	197	92,852
Cboe Global Markets, Inc.	106	10,172
CME Group, Inc.	56	9,532
Franklin Resources, Inc.†	312	9,488
Invesco Ltd. (Bermuda)†	72	1,647
Moody’s Corp.†	746	124,731
MSCI, Inc.	86	15,257
Nasdaq, Inc.†	640	54,912
S&P Global, Inc.†	534	104,338
T Rowe Price Group, Inc.†	946	103,284

		560,777

Energy — 16.0%
Chevron Corp.†	2,784	340,428
ConocoPhillips†	4,519	349,771
Exxon Mobil Corp.†	5,015	426,375
Hess Corp.†	598	42,805
HollyFrontier Corp.	686	47,951
Marathon Oil Corp.	2,488	57,921
Marathon Petroleum Corp.	1,538	122,994
Occidental Petroleum Corp.†	1,921	157,849
Phillips 66†	1,908	215,070
TechnipFMC PLC (United Kingdom)	20	625
Valero Energy Corp.†	37	4,209

		1,765,998

Food & Staples Retailing — 7.9%
Kroger Co. (The)†	3,119	90,794
Sysco Corp.†	2,025	148,331
Walgreens Boots Alliance, Inc.†	2,950	215,055
Walmart, Inc.†	4,415	414,613

		868,793

Food, Beverage & Tobacco — 15.1%
Altria Group, Inc.†	6,438	388,276
Archer-Daniels-Midland Co.†	2,178	109,488
Coca-Cola Co. (The)†	3,381	156,168
Conagra Brands, Inc.†	1,463	49,698
General Mills, Inc.	2,280	97,858

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)†	501	$51,102
Kellogg Co.†	1,349	94,457
Kraft Heinz Co. (The)†	791	43,592
McCormick & Co., Inc., non-voting shares	65	8,564
Molson Coors Brewing Co., Class B	2	123
Mondelez International, Inc., Class A	677	29,084
PepsiCo, Inc.†	3,692	412,766
Philip Morris International, Inc.†	2,507	204,421
Tyson Foods, Inc., Class A	269	16,014

		1,661,611

Health Care Equipment & Services — 22.8%
Aetna, Inc.†	1,274	258,431
AmerisourceBergen Corp.	166	15,309
Anthem, Inc.†	988	270,761
Becton Dickinson and Co.	110	28,710
Cardinal Health, Inc.	1,205	65,070
Centene Corp.†*	798	115,534
Cigna Corp.†	947	197,213
CVS Health Corp.†	2,056	161,848
Danaher Corp.	134	14,560
DaVita, Inc.*	664	47,562
Envision Healthcare Corp.*	473	21,630
Express Scripts Holding Co.†*	2,186	207,692
HCA Healthcare, Inc.†	1,348	187,534
Humana, Inc.†	536	181,447
Laboratory Corp. of America Holdings†*	401	69,646
McKesson Corp.†	306	40,591
Medtronic PLC (Ireland)†	3,066	301,602
Quest Diagnostics, Inc.	89	9,604
ResMed, Inc.	304	35,063
UnitedHealth Group, Inc.†	885	235,445
WellCare Health Plans, Inc.*	175	56,086

		2,521,338

Household & Personal Products — 8.2%
Church & Dwight Co., Inc.†	953	56,580
Clorox Co. (The)†	497	74,754
Colgate-Palmolive Co.†	3,375	225,956
Estee Lauder Cos., Inc. (The), Class A†	129	18,746
Kimberly-Clark Corp.†	1,003	113,981
Procter & Gamble Co. (The)†	5,022	417,981

		907,998

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — 5.3%
Aflac, Inc.†	2,407	$113,297
Arthur J Gallagher & Co.	710	52,852
Everest Re Group Ltd. (Bermuda)	55	12,566
Loews Corp.	1,231	61,833
Marsh & McLennan Cos., Inc.†	1,964	162,462
Progressive Corp. (The)†	2,265	160,906
Torchmark Corp.	235	20,372

		584,288

Materials — 3.9%
Avery Dennison Corp.	73	7,910
CF Industries Holdings, Inc.	677	36,856
Eastman Chemical Co.	237	22,686
FMC Corp.	523	45,595
Freeport-McMoRan, Inc.†	3,100	43,152
International Paper Co.†	190	9,338
LyondellBasell Industries NV, Class A (Netherlands)†	1,426	146,179
Praxair, Inc.†	63	10,126
Sealed Air Corp.(a)	621	24,933
Sherwin-Williams Co. (The)	62	28,223
WestRock Co.	993	53,066

		428,064

Media — 9.5%
CBS Corp., Class B, non-voting shares†	1,467	84,279
Comcast Corp., Class A†	62	2,195
DISH Network Corp., Class A*	1,818	65,012
Interpublic Group of Cos., Inc. (The)	1,492	34,122
News Corp., Class A†	1,298	17,121
Omnicom Group, Inc.†	826	56,185
Twenty-First Century Fox, Inc., Class A†	7,206	333,854
Viacom, Inc., Class B	1,567	52,902
Walt Disney Co. (The)†	3,498	409,056

		1,054,726

Pharmaceuticals, Biotechnology & Life Sciences — 10.7%
Amgen, Inc.†	425	88,098
Biogen, Inc.†*	193	68,189
Bristol-Myers Squibb Co.†	1,977	122,732
Celgene Corp.†*	2,571	230,079
Eli Lilly & Co.	117	12,555
Gilead Sciences, Inc.†	1	77
Johnson & Johnson†	2,784	384,665

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co., Inc.†	3,280	$232,683
Nektar Therapeutics(a) *	670	40,843

		1,179,921

Real Estate — 5.1%
Alexandria Real Estate Equities, Inc., REIT	392	49,310
Apartment Investment & Management Co., Class A, REIT	95	4,192
AvalonBay Communities, Inc., REIT†	344	62,316
Digital Realty Trust, Inc., REIT	47	5,287
Equity Residential, REIT†	1,432	94,884
Extra Space Storage, Inc., REIT	50	4,332
Federal Realty Investment Trust, REIT	43	5,438
Mid-America Apartment Communities, Inc., REIT	268	26,848
Public Storage, REIT†	103	20,768
Realty Income Corp., REIT(a)	1,128	64,172
Regency Centers Corp., REIT	145	9,377
UDR, Inc., REIT	1,041	42,088
Ventas, Inc., REIT†	1,330	72,325
Welltower, Inc., REIT†	1,446	93,007
Weyerhaeuser Co., REIT†	379	12,230

		566,574

Retailing — 13.8%
Advance Auto Parts, Inc.	288	48,479
Amazon.com, Inc.*	3	6,009
AutoZone, Inc.†*	102	79,121
Best Buy Co., Inc.	48	3,809
Booking Holdings, Inc.†*	101	200,384
Dollar General Corp.†	1,032	112,798
Foot Locker, Inc.(a)	420	21,412
Genuine Parts Co.	570	56,658
Home Depot, Inc. (The)†	1,964	406,843
Kohl’s Corp.	563	41,972
Lowe’s Cos., Inc.†	3,037	348,708
Nordstrom, Inc.(a)	9	538
Ross Stores, Inc.†	9	892
Target Corp.†	50	4,410
Tiffany & Co.	445	57,392
TJX Cos., Inc. (The)†	1,155	129,383

		1,518,808

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.†	272	$12,863
Micron Technology, Inc.†*	4,119	186,302

		199,165

Software & Services — 13.8%
Accenture PLC, Class A (Ireland)†	1,709	290,872
Alliance Data Systems Corp.	216	51,011
Automatic Data Processing, Inc.†	1,706	257,026
Broadridge Financial Solutions, Inc.	453	59,773
CA, Inc.†	1,608	70,993
Citrix Systems, Inc.*	526	58,470
DXC Technology Co.†	1,097	102,591
eBay, Inc.†*	932	30,775
Fiserv, Inc.†*	761	62,691
FleetCor Technologies, Inc.*	232	52,859
International Business Machines Corp.	211	31,905
Intuit, Inc.†	1,006	228,764
Oracle Corp.†	2,307	118,949
Paychex, Inc.†	1,397	102,889
Visa, Inc., Class A	60	9,005

		1,528,573

Technology Hardware & Equipment — 9.1%
Amphenol Corp., Class A	1	94
Apple, Inc.†	1,300	293,462
Cisco Systems, Inc.†	3,188	155,096
F5 Networks, Inc.*	236	47,063
FLIR Systems, Inc.	536	32,948
Hewlett Packard Enterprise Co.	61	995
HP, Inc.†	5,182	133,540
Motorola Solutions, Inc.†	606	78,865
NetApp, Inc.†	986	84,688
Seagate Technology PLC (Ireland)†	612	28,978
TE Connectivity Ltd. (Switzerland)†	1,356	119,233
Xerox Corp.	992	26,764

		1,001,726

Telecommunication Services — 4.2%
CenturyLink, Inc.†	2,662	56,434
Verizon Communications, Inc.†	7,594	405,444

		461,878

Transportation — 3.8%
CH Robinson Worldwide, Inc.	319	31,236
Expeditors International of Washington, Inc.	676	49,706

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
FedEx Corp.†	305	$73,441
Norfolk Southern Corp.	276	49,818
Union Pacific Corp.†	436	70,994
United Parcel Service, Inc., Class B†	1,233	143,953

		419,148

Utilities — 5.6%
American Electric Power Co., Inc.	280	19,846
CMS Energy Corp.	1,101	53,949
Dominion Energy, Inc.†	1,626	114,275
DTE Energy Co.†	667	72,790
Evergy, Inc.	67	3,680
FirstEnergy Corp.†	1,857	69,025
NRG Energy, Inc.	1,204	45,030
PPL Corp.†	2,719	79,558
Southern Co. (The)†	1,725	75,210
WEC Energy Group, Inc.†	1,228	81,981

		615,344

TOTAL COMMON STOCKS (Cost $18,550,277)		20,343,874

TOTAL LONG POSITIONS - 184.4%		20,343,874

(Cost $18,550,277)

SHORT POSITIONS — (85.0)%
COMMON STOCKS — (85.0)%
Automobiles & Components — (2.0)%
Aptiv PLC (Jersey)	(475)	(39,853)
BorgWarner, Inc.	(376)	(16,085)
Ford Motor Co.	(7,145)	(66,091)
General Motors Co.	(2,534)	(85,320)
Goodyear Tire & Rubber Co. (The)	(425)	(9,941)

		(217,290)

Banks — (7.9)%
Bank of America Corp.	(2,627)	(77,391)
BB&T Corp.	(1,392)	(67,568)
Citigroup, Inc.	(2,619)	(187,887)
Citizens Financial Group, Inc.	(870)	(33,556)
Comerica, Inc.	(308)	(27,782)
Fifth Third Bancorp.	(1,218)	(34,007)
Huntington Bancshares, Inc.	(1,985)	(29,616)
KeyCorp.	(1,902)	(37,831)
M&T Bank Corp.	(260)	(42,780)
People’s United Financial, Inc.	(248)	(4,246)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
PNC Financial Services Group, Inc. (The)	(143)	$(19,475)
Regions Financial Corp.	(1,261)	(23,139)
SunTrust Banks, Inc.	(528)	(35,265)
SVB Financial Group*	(87)	(27,042)
US Bancorp.	(256)	(13,519)
Wells Fargo & Co.	(3,572)	(187,744)
Zions Bancorp NA	(352)	(17,653)

		(866,501)

Capital Goods — (8.5)%
Allegion PLC (Ireland)	(170)	(15,397)
AO Smith Corp.	(307)	(16,385)
Arconic, Inc.	(185)	(4,072)
Cummins, Inc.	(293)	(42,799)
Deere & Co.	(577)	(86,740)
Eaton Corp. PLC (Ireland)	(600)	(52,038)
Fastenal Co.	(363)	(21,061)
Flowserve Corp.	(2)	(109)
Fluor Corp.	(253)	(14,699)
Fortune Brands Home & Security, Inc.	(261)	(13,666)
General Dynamics Corp.	(532)	(108,911)
General Electric Co.	(8,730)	(98,562)
Huntington Ingalls Industries, Inc.	(79)	(20,230)
Ingersoll-Rand PLC (Ireland)	(34)	(3,478)
Johnson Controls International PLC (Ireland)	(1,662)	(58,170)
L3 Technologies, Inc.	(140)	(29,767)
Lockheed Martin Corp.	(115)	(39,785)
Masco Corp.	(548)	(20,057)
Northrop Grumman Corp.	(313)	(99,337)
PACCAR, Inc.	(631)	(43,028)
Quanta Services, Inc.*	(269)	(8,979)
Rockwell Automation, Inc.	(222)	(41,629)
Stanley Black & Decker, Inc.	(274)	(40,125)
Textron, Inc.	(208)	(14,866)
United Rentals, Inc.*	(118)	(19,305)
Xylem, Inc.	(322)	(25,718)

		(938,913)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(193)	(38,177)
Equifax, Inc.	(217)	(28,334)
IHS Markit Ltd. (Bermuda)*	(119)	(6,421)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)	(639)	$(17,675)

		(90,607)

Consumer Durables & Apparel — (1.2)%
DR Horton, Inc.	(677)	(28,556)
Hanesbrands, Inc.	(647)	(11,924)
Hasbro, Inc.	(229)	(24,073)
Leggett & Platt, Inc.	(233)	(10,203)
Mattel, Inc.*	(618)	(9,703)
Newell Brands, Inc.	(873)	(17,722)
PulteGroup, Inc.	(510)	(12,633)
PVH Corp.	(138)	(19,927)
Under Armour, Inc., Class C*	(9)	(175)

		(134,916)

Consumer Services — (1.6)%
Carnival Corp. (Panama)	(834)	(53,184)
MGM Resorts International	(993)	(27,715)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(397)	(22,800)
Royal Caribbean Cruises Ltd. (Liberia)	(378)	(49,117)
Wynn Resorts Ltd.	(195)	(24,777)

		(177,593)

Diversified Financials — (7.2)%
Ameriprise Financial, Inc.	(256)	(37,801)
Bank of New York Mellon Corp. (The)	(1,796)	(91,578)
Capital One Financial Corp.	(860)	(81,640)
Charles Schwab Corp. (The)	(1,655)	(81,343)
Discover Financial Services	(618)	(47,246)
E*TRADE Financial Corp.*	(450)	(23,576)
Goldman Sachs Group, Inc. (The)	(331)	(74,223)
Intercontinental Exchange, Inc.	(531)	(39,767)
Jefferies Financial Group, Inc.	(626)	(13,747)
Morgan Stanley	(3,143)	(146,370)
Northern Trust Corp.	(402)	(41,056)
Raymond James Financial, Inc.	(261)	(24,025)
State Street Corp.	(658)	(55,127)
Synchrony Financial	(1,353)	(42,051)

		(799,550)

Energy — (7.0)%
Anadarko Petroleum Corp.	(931)	(62,759)
Andeavor	(264)	(40,524)
Apache Corp.	(3)	(143)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Cabot Oil & Gas Corp.	(792)	$(17,836)
Cimarex Energy Co.	(171)	(15,893)
Concho Resources, Inc.*	(268)	(40,937)
Devon Energy Corp.	(132)	(5,272)
EOG Resources, Inc.	(1,032)	(131,652)
EQT Corp.	(476)	(21,054)
Helmerich & Payne, Inc.	(188)	(12,929)
Kinder Morgan, Inc.	(3,714)	(65,849)
National Oilwell Varco, Inc.	(687)	(29,596)
Newfield Exploration Co.*	(317)	(9,139)
Noble Energy, Inc.	(875)	(27,291)
ONEOK, Inc.	(738)	(50,029)
Pioneer Natural Resources Co.	(306)	(53,302)
Schlumberger Ltd. (Curacao)	(2,486)	(151,447)
Williams Cos., Inc. (The)	(1,485)	(40,377)

		(776,029)

Food, Beverage & Tobacco — (1.7)%
Brown-Forman Corp., Class B	(598)	(30,229)
Campbell Soup Co.	(178)	(6,520)
Constellation Brands, Inc., Class A	(343)	(73,958)
Hormel Foods Corp.	(512)	(20,173)
JM Smucker Co. (The)	(204)	(20,932)
Monster Beverage Corp.*	(675)	(39,339)

		(191,151)

Health Care Equipment & Services — (4.1)%
Abbott Laboratories	(274)	(20,101)
ABIOMED, Inc.*	(80)	(35,980)
Baxter International, Inc.	(965)	(74,392)
Boston Scientific Corp.*	(2,481)	(95,519)
Cerner Corp.*	(614)	(39,548)
DENTSPLY SIRONA, Inc.	(400)	(15,096)
Henry Schein, Inc.*	(161)	(13,690)
Hologic, Inc.*	(488)	(19,998)
IDEXX Laboratories, Inc.*	(2)	(499)
Intuitive Surgical, Inc.*	(6)	(3,444)
Stryker Corp.	(281)	(49,928)
Universal Health Services, Inc., Class B	(159)	(20,327)
Varian Medical Systems, Inc.*	(92)	(10,298)
Zimmer Biomet Holdings, Inc.	(365)	(47,987)

		(446,807)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(1,348)	(16,931)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (4.3)%
Allstate Corp. (The)	(592)	$(58,430)
American International Group, Inc.	(1,602)	(85,290)
Aon PLC (United Kingdom)	(436)	(67,048)
Brighthouse Financial, Inc.*	(216)	(9,556)
Chubb Ltd. (Switzerland)	(113)	(15,101)
Lincoln National Corp.	(391)	(26,455)
Principal Financial Group, Inc.	(512)	(29,998)
Prudential Financial, Inc.	(751)	(76,091)
Travelers Cos., Inc. (The)	(435)	(56,424)
Unum Group	(393)	(15,355)
Willis Towers Watson PLC (Ireland)	(234)	(32,980)

		(472,728)

Materials — (2.5)%
Air Products & Chemicals, Inc.	(393)	(65,651)
Albemarle Corp.	(194)	(19,357)
Ball Corp.	(302)	(13,285)
DowDuPont, Inc.	(235)	(15,113)
Ecolab, Inc.	(53)	(8,309)
International Flavors & Fragrances, Inc.	(142)	(19,755)
Martin Marietta Materials, Inc.	(113)	(20,560)
Mosaic Co. (The)	(388)	(12,602)
Newmont Mining Corp.	(917)	(27,693)
PPG Industries, Inc.	(434)	(47,362)
Vulcan Materials Co.	(237)	(26,354)

		(276,041)

Media — (1.0)%
Charter Communications, Inc., Class A*	(335)	(109,170)

Pharmaceuticals, Biotechnology & Life Sciences — (4.1)%
Agilent Technologies, Inc.	(573)	(40,419)
Alexion Pharmaceuticals, Inc.*	(273)	(37,950)
Allergan PLC (Ireland)	(15)	(2,857)
Incyte Corp.*	(394)	(27,218)
Mettler-Toledo International, Inc.*	(45)	(27,404)
Mylan NV (Netherlands)*	(925)	(33,855)
PerkinElmer, Inc.	(47)	(4,572)
Perrigo Co. PLC (Ireland)	(245)	(17,346)
Pfizer, Inc.	(1,930)	(85,055)
Regeneron Pharmaceuticals, Inc.*	(224)	(90,505)
Thermo Fisher Scientific, Inc.	(235)	(57,359)
Vertex Pharmaceuticals, Inc.*	(6)	(1,156)
Waters Corp.*	(139)	(27,061)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Zoetis, Inc.	(40)	$(3,662)

		(456,419)

Real Estate — (4.7)%
American Tower Corp., REIT	(792)	(115,078)
Boston Properties, Inc., REIT	(278)	(34,219)
CBRE Group, Inc., Class A*	(610)	(26,901)
Duke Realty Corp., REIT	(642)	(18,214)
Equinix, Inc., REIT	(142)	(61,470)
Essex Property Trust, Inc., REIT	(119)	(29,359)
HCP, Inc., REIT	(298)	(7,843)
Host Hotels & Resorts, Inc., REIT	(1,330)	(28,063)
Iron Mountain, Inc., REIT	(514)	(17,743)
Kimco Realty Corp., REIT	(758)	(12,689)
Macerich Co. (The), REIT	(253)	(13,988)
Prologis, Inc., REIT	(959)	(65,011)
SBA Communications Corp., REIT*	(206)	(33,090)
Simon Property Group, Inc., REIT	(53)	(9,368)
SL Green Realty Corp., REIT	(163)	(15,897)
Vornado Realty Trust, REIT	(342)	(24,966)

		(513,899)

Retailing — (1.8)%
CarMax, Inc.*	(23)	(1,717)
Dollar Tree, Inc.*	(428)	(34,903)
Expedia Group, Inc.	(272)	(35,491)
Gap, Inc. (The)	(692)	(19,964)
L Brands, Inc.	(494)	(14,968)
LKQ Corp.*	(571)	(18,084)
Macy’s, Inc.	(367)	(12,746)
Netflix, Inc.*	(65)	(24,318)
O’Reilly Automotive, Inc.*	(12)	(4,168)
TripAdvisor, Inc.*	(213)	(10,878)
Ulta Beauty, Inc.*	(78)	(22,005)

		(199,242)

Semiconductors & Semiconductor Equipment — (5.7)%
Analog Devices, Inc.	(309)	(28,570)
Applied Materials, Inc.	(1,767)	(68,295)
Broadcom, Inc.	(575)	(141,870)
KLA-Tencor Corp.	(135)	(13,731)
Microchip Technology, Inc.	(472)	(37,246)
Qorvo, Inc.*	(226)	(17,377)
QUALCOMM, Inc.	(1,052)	(75,776)
Skyworks Solutions, Inc.	(322)	(29,209)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.	(1,697)	$(182,071)
Xilinx, Inc.	(447)	(35,836)

		(629,981)

Software & Services — (10.2)%
Adobe, Inc.*	(591)	(159,540)
Akamai Technologies, Inc.*	(303)	(22,164)
Alphabet, Inc., Class A*	(158)	(190,719)
ANSYS, Inc.*	(2)	(373)
Cadence Design Systems, Inc.*	(22)	(997)
Electronic Arts, Inc.*	(549)	(66,149)
Facebook, Inc., Class A*	(1,139)	(187,320)
Fidelity National Information Services, Inc.	(595)	(64,897)
Microsoft Corp.	(306)	(34,997)
PayPal Holdings, Inc.*	(2,114)	(185,694)
Red Hat, Inc.*	(328)	(44,700)
salesforce.com, Inc.*	(189)	(30,057)
Symantec Corp.	(1,116)	(23,749)
Synopsys, Inc.*	(266)	(26,230)
Take-Two Interactive Software, Inc.*	(5)	(690)
Total System Services, Inc.	(7)	(691)
Twitter, Inc.*	(1,367)	(38,905)
VeriSign, Inc.*	(220)	(35,226)
Western Union Co. (The)	(806)	(15,362)

		(1,128,460)

Technology Hardware & Equipment — (0.8)%
Arista Networks, Inc.*	(139)	(36,955)
IPG Photonics Corp.*	(97)	(15,139)
Juniper Networks, Inc.	(628)	(18,821)
Western Digital Corp.	(314)	(18,382)

		(89,297)

Telecommunication Services — (1.5)%
AT&T, Inc.	(5,007)	(168,135)

Transportation — (2.1)%
Alaska Air Group, Inc.	(221)	(15,218)
American Airlines Group, Inc.	(837)	(34,593)
CSX Corp.	(69)	(5,109)
Delta Air Lines, Inc.	(1,242)	(71,825)
JB Hunt Transport Services, Inc.	(196)	(23,312)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Kansas City Southern	(183)	$(20,730)
Southwest Airlines Co.	(1,032)	(64,448)

		(235,235)

Utilities — (4.1)%
Ameren Corp.	(438)	(27,690)
American Water Works Co., Inc.	(324)	(28,502)
CenterPoint Energy, Inc.	(775)	(21,429)
Consolidated Edison, Inc.	(49)	(3,733)
Duke Energy Corp.	(2)	(160)
Edison International	(585)	(39,593)
Entergy Corp.	(324)	(26,286)
Eversource Energy	(126)	(7,741)
NextEra Energy, Inc.	(714)	(119,666)
NiSource, Inc.	(652)	(16,248)
PG&E Corp.	(415)	(19,094)
Pinnacle West Capital Corp.	(201)	(15,915)
Public Service Enterprise Group, Inc.	(905)	(47,775)
SCANA Corp.	(256)	(9,956)
Sempra Energy	(180)	(20,475)
Xcel Energy, Inc.	(898)	(42,395)

		(446,658)

TOTAL COMMON STOCK (Proceeds $9,580,958)		(9,381,553)

TOTAL SECURITIES SOLD SHORT - (85.0)%		(9,381,553)

(Proceeds $9,580,958)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		69,064

NET ASSETS - 100.0%		$11,031,385

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT Real	Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — 96.9%
Automobiles & Components — 5.9%
Adient PLC (Ireland)(a)	386	$15,174
Aptiv PLC (Jersey)(a)	39	3,272
BorgWarner, Inc.(a)	380	16,256
Dana, Inc.(a)	59	1,102
Delphi Technologies PLC (Jersey)(a)	209	6,554
Fiat Chrysler Automobiles NV (Netherlands)(a)*	537	9,403
Gentex Corp.	73	1,567
Lear Corp.(a)	117	16,965
Magna International, Inc. (Canada)	341	17,913
Thor Industries, Inc.	25	2,093
Visteon Corp.*	34	3,159

		93,458

Capital Goods — 17.5%
Allison Transmission Holdings, Inc.(a)	394	20,492
AO Smith Corp.(a)	104	5,550
Arconic, Inc.(a)	182	4,006
Armstrong World Industries, Inc.*	3	209
Caterpillar, Inc.	4	610
Colfax Corp.(a) *	93	3,354
Donaldson Co., Inc.	17	990
Dover Corp.(a)	226	20,008
Eaton Corp. PLC (Ireland)(a)	26	2,255
Emerson Electric Co.(a)	279	21,366
Gardner Denver Holdings, Inc.(a)*	757	21,453
Generac Holdings, Inc.(a)*	76	4,287
Graco, Inc.	4	185
GrafTech International Ltd.(a)	560	10,926
HD Supply Holdings, Inc.*	84	3,594
Hillenbrand, Inc.	33	1,726
Illinois Tool Works, Inc.	5	706
Ingersoll-Rand PLC (Ireland)	24	2,455
ITT, Inc.(a)	153	9,373
John Bean Technologies Corp.	10	1,193
Johnson Controls International PLC (Ireland)(a)	450	15,750
Kennametal, Inc.(a)	304	13,242
KLX, Inc.(a)*	118	7,408
Lincoln Electric Holdings, Inc.(a)	50	4,672
MSC Industrial Direct Co., Inc., Class A(a)	41	3,613
Navistar International Corp.(a)*	202	7,777
Oshkosh Corp.(a)	234	16,670
Parker-Hannifin Corp.(a)	115	21,152

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)(a)	117	$5,072
Raytheon Co.	5	1,033
Regal Beloit Corp.	28	2,309
Sensata Technologies Holding PLC (United Kingdom)*	75	3,716
Simpson Manufacturing Co., Inc.(a)	79	5,724
Snap-on, Inc.	29	5,324
Timken Co. (The)(a)	85	4,237
Toro Co. (The)	22	1,319
United Rentals, Inc.(a)*	85	13,906
WABCO Holdings, Inc.(a)*	76	8,963
Wabtec Corp.	18	1,888
WESCO International, Inc.*	14	860

		279,373

Commercial & Professional Services — 4.8%
Brink’s Co. (The)	38	2,651
Copart, Inc.*	18	928
Deluxe Corp.(a)	66	3,758
Dun & Bradstreet Corp. (The)(a)	96	13,681
Korn/Ferry International(a)	199	9,799
ManpowerGroup, Inc.(a)	259	22,264
Ritchie Bros Auctioneers, Inc. (Canada)	13	470
Robert Half International, Inc.(a)	159	11,190
Tetra Tech, Inc.(a)	93	6,352
TriNet Group, Inc.(a)*	82	4,618

		75,711

Consumer Durables & Apparel — 2.7%
Deckers Outdoor Corp.*	19	2,253
Michael Kors Holdings Ltd. (British Virgin Islands)(a)*	80	5,485
PVH Corp.(a)	56	8,086
Skechers U.S.A., Inc., Class A(a)*	363	10,139
Tapestry, Inc.(a)	136	6,837
Whirlpool Corp.(a)	87	10,331

		43,131

Consumer Services — 4.8%
Choice Hotels International, Inc.(a)	22	1,833
Eldorado Resorts, Inc.(a)*	176	8,554
Graham Holdings Co., Class B	8	4,634
Hyatt Hotels Corp., Class A(a)	78	6,208
International Game Technology PLC (United Kingdom)(a)	315	6,221

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Las Vegas Sands Corp.(a)	99	$5,874
Laureate Education, Inc., Class A(a)*	292	4,508
McDonald’s Corp.(a)	38	6,357
Restaurant Brands International, Inc. (Canada)	17	1,008
Stars Group, Inc. (The) (Canada)*	483	12,027
Weight Watchers International, Inc.(a)*	256	18,429
Wendy’s Co. (The)(a)	28	480

		76,133

Food & Staples Retailing — 1.9%
BJ’s Wholesale Club Holdings, Inc.*	130	3,481
US Foods Holding Corp.(a)*	124	3,822
Walmart, Inc.(a)	245	23,008

		30,311

Food, Beverage & Tobacco — 7.3%
Archer-Daniels-Midland Co.(a)	521	26,191
Conagra Brands, Inc.(a)	311	10,565
Flowers Foods, Inc.	146	2,724
General Mills, Inc.	126	5,408
Ingredion, Inc.(a)	138	14,484
Kellogg Co.	38	2,661
Kraft Heinz Co. (The)	46	2,535
Molson Coors Brewing Co., Class B(a)	197	12,115
Mondelez International, Inc., Class A	10	430
National Beverage Corp.*	7	816
Philip Morris International, Inc.(a)	250	20,385
Pilgrim’s Pride Corp.(a)*	373	6,748
Tyson Foods, Inc., Class A(a)	187	11,132

		116,194

Health Care Equipment & Services — 4.4%
AmerisourceBergen Corp.(a)	138	12,726
athenahealth, Inc.*	12	1,603
Avanos Medical, Inc.(a)*	133	9,111
Cooper Cos., Inc. (The)	3	831
DaVita, Inc.*	29	2,077
Encompass Health Corp.(a)	75	5,846
Envision Healthcare Corp.(a)*	204	9,329
Laboratory Corp. of America Holdings(a)*	133	23,099
MEDNAX, Inc.*	2	93

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tenet Healthcare Corp.(a)*	164	$4,667

		69,382

Household & Personal Products — 0.4%
Energizer Holdings, Inc.(a)	97	5,689

Media — 3.3%
AMC Networks, Inc., Class A(a)*	117	7,762
Cable One, Inc.	5	4,418
CBS Corp., Class B, non-voting shares(a)	12	689
Cinemark Holdings, Inc.(a)	411	16,522
Interpublic Group of Cos., Inc. (The)(a)	172	3,934
News Corp., Class A	209	2,757
Omnicom Group, Inc.	7	476
Shaw Communications, Inc., Class B (Canada)	105	2,046
Tribune Media Co., Class A(a)	251	9,646
Twenty-First Century Fox, Inc., Class A	100	4,633

		52,883

Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
AbbVie, Inc.(a)	286	27,050
Bio-Rad Laboratories, Inc., Class A*	3	939
Catalent, Inc.*	8	364
Eli Lilly & Co.(a)	27	2,897
Exelixis, Inc.(a)*	1,057	18,730
Jazz Pharmaceuticals PLC (Ireland)(a)*	136	22,866
Ligand Pharmaceuticals, Inc.(a)*	88	24,155
Myriad Genetics, Inc.(a)*	154	7,084
Nektar Therapeutics(a)*	413	25,176
QIAGEN NV (Netherlands)(a)*	142	5,379

		134,640

Retailing — 7.5%
American Eagle Outfitters, Inc.(a)	549	13,632
AutoZone, Inc.*	1	776
Booking Holdings, Inc.*	4	7,936
Dick’s Sporting Goods, Inc.(a)	379	13,447
Dollar General Corp.	32	3,498
Foot Locker, Inc.(a)	241	12,286
Gap, Inc. (The)(a)	299	8,626
Kohl’s Corp.(a)	183	13,643
Nordstrom, Inc.	49	2,931

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Penske Automotive Group, Inc.(a)	96	$4,549
Qurate Retail, Inc.(a)*	674	14,970
Signet Jewelers Ltd. (Bermuda)(a)	98	6,461
Urban Outfitters, Inc.(a)*	413	16,892

		119,647

Semiconductors & Semiconductor Equipment — 9.5%
Analog Devices, Inc.(a)	209	19,324
Applied Materials, Inc.(a)	457	17,663
Broadcom, Inc.(a)	28	6,908
Cabot Microelectronics Corp.	1	103
Entegris, Inc.	26	753
KLA-Tencor Corp.(a)	166	16,884
Lam Research Corp.(a)	151	22,907
Maxim Integrated Products, Inc.(a)	220	12,406
Micron Technology, Inc.(a)*	407	18,409
MKS Instruments, Inc.(a)	261	20,919
Qorvo, Inc.*	41	3,152
Texas Instruments, Inc.(a)	93	9,978
Versum Materials, Inc.	40	1,440

		150,846

Software & Services — 4.2%
Accenture PLC, Class A (Ireland)	22	3,744
ANGI Homeservices, Inc., Class A*	29	681
Autodesk, Inc.*	9	1,405
CDK Global, Inc.(a)	211	13,200
Conduent, Inc.*	436	9,819
DXC Technology Co.(a)	235	21,977
eBay, Inc.*	83	2,741
Intuit, Inc.	4	910
Open Text Corp. (Canada)	19	723
Stamps.com, Inc.(a)*	51	11,536

		66,736

Technology Hardware & Equipment — 10.6%
Avnet, Inc.(a)	86	3,850
Ciena Corp.(a)*	431	13,464
CommScope Holding Co., Inc.(a)*	301	9,259
EchoStar Corp., Class A(a)*	116	5,379
Hewlett Packard Enterprise Co.(a)	727	11,857
IPG Photonics Corp.*	39	6,087
Jabil, Inc.(a)	422	11,428
Lumentum Holdings, Inc.(a)*	277	16,606
NetApp, Inc.(a)	107	9,190
Palo Alto Networks, Inc.*	3	676

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)	465	$22,018
TE Connectivity Ltd. (Switzerland)(a)	153	13,453
Tech Data Corp.(a)*	149	10,664
Vishay Intertechnology, Inc.(a)	781	15,893
Western Digital Corp.(a)	333	19,494

		169,318

Telecommunication Services — 1.8%
CenturyLink, Inc.(a)	284	6,021
Verizon Communications, Inc.(a)	433	23,118

		29,139

Transportation — 1.8%
Expeditors International of Washington, Inc.(a)	289	21,250
Schneider National, Inc., Class B(a)	323	8,069

		29,319

TOTAL COMMON STOCKS - 96.9% (Cost $1,558,076)		1,541,910

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%		49,531

NET ASSETS - 100.0%		$1,591,441

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2018

Over-the-counter total return basket swaps outstanding as of September 30, 2018.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures between August 6, 2019 and July 7, 2020, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week.

The following table represents the individual short positions and related values within the total return basket swaps at September 30, 2018:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobiles & Components
Ford Motor Co.	Morgan Stanley	(1,968)	$(21,793)	$2,700	$2,700
General Motors Co.	Morgan Stanley	(290)	(10,868)	1,110	1,110

		(2,258)	(32,661)	3,810	3,810

Capital Goods
Acuity Brands, Inc.	Morgan Stanley	(46)	(7,096)	(144)	(144)
Allegion PLC (Ireland)	Morgan Stanley	(53)	(4,719)	(80)	(80)
Axon Enterprise, Inc.	Morgan Stanley	(137)	(8,546)	(812)	(812)
Beacon Roofing Supply, Inc.	Morgan Stanley	(85)	(3,781)	711	711
BWX Technologies, Inc.	Morgan Stanley	(249)	(15,869)	302	302
CAE, Inc. (Canada)	Morgan Stanley	(73)	(1,402)	(97)	(97)
Crane Co.	Morgan Stanley	(8)	(785)	(2)	(2)
Curtiss-Wright Corp.	Morgan Stanley	(8)	(1,081)	(18)	(18)
Flowserve Corp.	Morgan Stanley	(393)	(19,389)	(2,160)	(2,160)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(7)	(139)	1	1
General Dynamics Corp.	Morgan Stanley	(176)	(35,052)	(904)	(904)
HEICO Corp.	Morgan Stanley	(49)	(3,842)	(689)	(689)
Honeywell International, Inc.	Morgan Stanley	(2)	(332)	(2)	(2)
Hubbell, Inc.	Morgan Stanley	(2)	(269)	—	—
Huntington Ingalls Industries, Inc.	Morgan Stanley	(1)	(257)	(1)	(1)
JELD-WEN Holding, Inc.	Morgan Stanley	(256)	(7,427)	1,135	1,135
Middleby Corp. (The)	Morgan Stanley	(174)	(20,708)	(1,756)	(1,756)
Northrop Grumman Corp.	Morgan Stanley	(121)	(36,025)	(2,549)	(2,549)
Proto Labs, Inc.	Morgan Stanley	(83)	(9,499)	(3,907)	(3,907)
RBC Bearings, Inc.	Morgan Stanley	(16)	(2,373)	(30)	(30)
SiteOne Landscape Supply, Inc.	Morgan Stanley	(186)	(14,006)	22	22
Stanley Black & Decker, Inc.	Morgan Stanley	(180)	(26,571)	195	195
Trex Co., Inc.	Morgan Stanley	(145)	(9,038)	(2,372)	(2,372)
USG Corp.	Morgan Stanley	(476)	(19,864)	(710)	(710)
Watsco, Inc.	Morgan Stanley	(50)	(9,185)	228	228
Welbilt, Inc.	Morgan Stanley	(77)	(1,742)	137	137
Woodward, Inc.	Morgan Stanley	(111)	(8,373)	(620)	(620)

		(3,164)	(267,370)	(14,122)	(14,122)

Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(977)	(8,686)	(493)	(493)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2018

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Commercial & Professional Services — (continued)
ASGN, Inc.	Morgan Stanley	(41)	$(3,755)	$641	$641
Cintas Corp.	Morgan Stanley	(31)	(6,194)	73	73
Clean Harbors, Inc.	Morgan Stanley	(180)	(9,764)	(3,101)	(3,101)
Equifax, Inc.	Morgan Stanley	(248)	(31,396)	(1,101)	(1,101)
Healthcare Services Group, Inc.	Morgan Stanley	(36)	(1,556)	96	96
MSA Safety, Inc.	Morgan Stanley	(7)	(723)	(24)	(24)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(33)	(912)	—	—
Republic Services, Inc.	Morgan Stanley	(87)	(6,383)	36	36
Rollins, Inc.	Morgan Stanley	(253)	(12,909)	(2,487)	(2,487)
TransUnion	Morgan Stanley	(141)	(10,491)	122	122
UniFirst Corp.	Morgan Stanley	(2)	(380)	102	102
Verisk Analytics, Inc.	Morgan Stanley	(100)	(11,436)	(605)	(605)
Waste Connections, Inc. (Canada)	Morgan Stanley	(339)	(25,179)	(1,960)	(1,960)

		(2,475)	(129,764)	(8,701)	(8,701)

Consumer Durables & Apparel
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(389)	(21,516)	(3,545)	(3,545)
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(245)	(7,356)	(95)	(95)
Hasbro, Inc.	Morgan Stanley	(9)	(971)	25	25
Leggett & Platt, Inc.	Morgan Stanley	(422)	(18,344)	(420)	(420)
Newell Brands, Inc.	Morgan Stanley	(514)	(11,360)	844	844
Polaris Industries, Inc.	Morgan Stanley	(129)	(14,278)	1,229	1,229
Ralph Lauren Corp.	Morgan Stanley	(14)	(1,920)	(6)	(6)

		(1,722)	(75,745)	(1,968)	(1,968)

Consumer Services
Aramark	Morgan Stanley	(181)	(7,123)	(723)	(723)
Domino’s Pizza, Inc.	Morgan Stanley	(4)	(1,177)	(2)	(2)
Dunkin’ Brands Group, Inc.	Morgan Stanley	(201)	(13,517)	(1,424)	(1,424)
Grand Canyon Education, Inc.	Morgan Stanley	(130)	(15,552)	920	920
Marriott International, Inc., Class A	Morgan Stanley	(127)	(16,564)	(170)	(170)
MGM Resorts International	Morgan Stanley	(17)	(472)	(3)	(3)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(652)	(34,032)	(3,339)	(3,339)
Planet Fitness, Inc., Class A	Morgan Stanley	(37)	(2,004)	7	7
Red Rock Resorts, Inc., Class A	Morgan Stanley	(317)	(8,937)	392	392
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(326)	(36,064)	(6,642)	(6,642)
Service Corp. International	Morgan Stanley	(149)	(6,144)	(453)	(453)
Six Flags Entertainment Corp.	Morgan Stanley	(406)	(27,362)	(1,146)	(1,146)
Starbucks Corp.	Morgan Stanley	(451)	(24,767)	(815)	(815)
Wynn Resorts Ltd.	Morgan Stanley	(69)	(10,256)	1,459	1,459
Yum! Brands, Inc.	Morgan Stanley	(141)	(12,389)	(404)	(404)

		(3,208)	(216,360)	(12,343)	(12,343)

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	(101)	(11,023)	(2,298)	(2,298)
Costco Wholesale Corp.	Morgan Stanley	(24)	(5,697)	37	37
Performance Food Group Co.	Morgan Stanley	(258)	(8,583)	8	8

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2018

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Food & Staples Retailing — (continued)
Sprouts Farmers Market, Inc.	Morgan Stanley	(318)	$(8,762)	$63	$63

		(701)	(34,065)	(2,190)	(2,190)

Food, Beverage & Tobacco
Boston Beer Co., Inc., Class A	Morgan Stanley	(69)	(20,394)	599	599
Bunge Ltd. (Bermuda)	Morgan Stanley	(507)	(37,429)	1,864	1,864
Constellation Brands, Inc., Class A	Morgan Stanley	(80)	(17,268)	54	54
Darling Ingredients, Inc.	Morgan Stanley	(153)	(2,624)	(362)	(362)
Hormel Foods Corp.	Morgan Stanley	(750)	(28,726)	(838)	(838)
JM Smucker Co. (The)	Morgan Stanley	(156)	(16,506)	537	537
Lancaster Colony Corp.	Morgan Stanley	(35)	(4,628)	(736)	(736)
Monster Beverage Corp.	Morgan Stanley	(32)	(1,980)	234	234

		(1,782)	(129,555)	1,352	1,352

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(391)	(25,760)	(2,869)	(2,869)
ABIOMED, Inc.	Morgan Stanley	(36)	(15,998)	(160)	(160)
Align Technology, Inc.	Morgan Stanley	(13)	(5,071)	(5)	(5)
Boston Scientific Corp.	Morgan Stanley	(488)	(17,808)	(943)	(943)
Cantel Medical Corp.	Morgan Stanley	(5)	(458)	(3)	(3)
Cerner Corp.	Morgan Stanley	(385)	(24,290)	(472)	(472)
Edwards Lifesciences Corp.	Morgan Stanley	(156)	(22,542)	(4,570)	(4,570)
Globus Medical, Inc., Class A	Morgan Stanley	(194)	(10,190)	(801)	(801)
Haemonetics Corp.	Morgan Stanley	(244)	(24,135)	(3,772)	(3,772)
HCA Healthcare, Inc.	Morgan Stanley	(9)	(1,245)	(6)	(6)
IDEXX Laboratories, Inc.	Morgan Stanley	(5)	(1,249)	1	1
Inogen, Inc.	Morgan Stanley	(83)	(14,781)	(5,535)	(5,535)
Insulet Corp.	Morgan Stanley	(10)	(1,046)	(13)	(13)
Intuitive Surgical, Inc.	Morgan Stanley	(43)	(23,012)	(1,622)	(1,622)
LHC Group, Inc.	Morgan Stanley	(4)	(405)	(8)	(8)
Masimo Corp.	Morgan Stanley	(105)	(12,225)	(827)	(827)
Medidata Solutions, Inc.	Morgan Stanley	(313)	(19,628)	(3,277)	(3,277)
Merit Medical Systems, Inc.	Morgan Stanley	(9)	(554)	—	—
Neogen Corp.	Morgan Stanley	(103)	(6,889)	(466)	(466)
NuVasive, Inc.	Morgan Stanley	(13)	(725)	(347)	(347)
Stryker Corp.	Morgan Stanley	(5)	(880)	(11)	(11)
Veeva Systems, Inc., Class A	Morgan Stanley	(145)	(13,098)	(2,661)	(2,661)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(234)	(29,257)	(1,516)	(1,516)

		(2,993)	(271,246)	(29,883)	(29,883)

Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(22)	(3,133)	(445)	(445)
Coty, Inc., Class A	Morgan Stanley	(104)	(1,340)	42	42
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(46)	(6,613)	(59)	(59)
WD-40 Co.	Morgan Stanley	(28)	(4,656)	(154)	(154)

		(200)	(15,742)	(616)	(616)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2018

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Media
Charter Communications, Inc., Class A	Morgan Stanley	(35)	$(11,447)	$64	$64
Lions Gate Entertainment Corp., Class B(Canada)	Morgan Stanley	(192)	(4,471)	(16)	(16)
Madison Square Garden Co. (The), Class A	Morgan Stanley	(15)	(4,516)	(206)	(206)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(135)	(10,502)	(2,548)	(2,548)

		(377)	(30,936)	(2,706)	(2,706)

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(99)	(6,967)	(3)	(3)
Allergan PLC (Ireland)	Morgan Stanley	(17)	(3,246)	13	13
Bausch Health Cos, Inc. (Canada)	Morgan Stanley	(763)	(14,458)	(5,133)	(5,133)
Bio-Techne Corp.	Morgan Stanley	(110)	(16,112)	(6,420)	(6,420)
Charles River Laboratories International, Inc.	Morgan Stanley	(149)	(18,250)	(1,758)	(1,758)
Emergent BioSolutions, Inc.	Morgan Stanley	(28)	(1,836)	(5)	(5)
Endo International PLC (Ireland)	Morgan Stanley	(494)	(7,902)	(396)	(396)
Gilead Sciences, Inc.	Morgan Stanley	(44)	(3,366)	(25)	(25)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(535)	(22,470)	(5,078)	(5,078)
IQVIA Holdings, Inc.	Morgan Stanley	(79)	(9,816)	(414)	(414)
Mallinckrodt PLC (Ireland)	Morgan Stanley	(326)	(11,066)	1,590	1,590
Merck & Co., Inc.	Morgan Stanley	(209)	(14,027)	(913)	(913)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(186)	(14,096)	945	945
Pfizer, Inc.	Morgan Stanley	(295)	(12,777)	(198)	(198)

		(3,334)	(156,389)	(17,795)	(17,795)

Retailing
CarMax, Inc.	Morgan Stanley	(24)	(1,801)	11	11
Five Below, Inc.	Morgan Stanley	(173)	(22,553)	100	100
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(129)	(5,832)	1,951	1,951
LKQ Corp.	Morgan Stanley	(1,060)	(38,405)	4,917	4,917
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	(169)	(15,513)	(696)	(696)
Pool Corp.	Morgan Stanley	(82)	(11,937)	(1,787)	(1,787)
Stitch Fix, Inc., Class A	Morgan Stanley	(267)	(11,450)	(223)	(223)
Tiffany & Co.	Morgan Stanley	(155)	(19,358)	(663)	(663)
Tractor Supply Co.	Morgan Stanley	(64)	(5,543)	(270)	(270)
Williams-Sonoma, Inc.	Morgan Stanley	(6)	(433)	261	261

		(2,129)	(132,825)	3,601	3,601

Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	(1,444)	(27,015)	(797)	(797)
Microchip Technology, Inc.	Morgan Stanley	(206)	(17,352)	1,086	1,086
Semtech Corp.	Morgan Stanley	(134)	(7,548)	112	112

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2018

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Semiconductors & Semiconductor Equipment — (continued)
Silicon Laboratories, Inc.	Morgan Stanley	(88)	$(8,672)	$622	$622
Teradyne, Inc.	Morgan Stanley	(430)	(18,771)	3,042	3,042
Universal Display Corp.	Morgan Stanley	(244)	(25,820)	(2,907)	(2,907)

		(2,546)	(105,178)	1,158	1,158

Software & Services
ACI Worldwide, Inc.	Morgan Stanley	(217)	(5,161)	(936)	(936)
Activision Blizzard, Inc.	Morgan Stanley	(68)	(5,618)	(29)	(29)
ANSYS, Inc.	Morgan Stanley	(94)	(16,742)	(772)	(772)
Aspen Technology, Inc.	Morgan Stanley	(244)	(19,088)	(8,703)	(8,703)
Black Knight, Inc.	Morgan Stanley	(73)	(3,903)	121	121
Blackbaud, Inc.	Morgan Stanley	(126)	(12,645)	(152)	(152)
Broadridge Financial Solutions, Inc.	Morgan Stanley	(76)	(10,006)	(54)	(54)
Cargurus, Inc.	Morgan Stanley	(372)	(14,050)	(6,686)	(6,686)
Ellie Mae, Inc.	Morgan Stanley	(242)	(22,517)	(370)	(370)
Fair Isaac Corp.	Morgan Stanley	(67)	(12,697)	(2,759)	(2,759)
First Data Corp., Class A	Morgan Stanley	(96)	(2,426)	63	63
Fiserv, Inc.	Morgan Stanley	(125)	(9,809)	(469)	(469)
Fortinet, Inc.	Morgan Stanley	(5)	(458)	(4)	(4)
Global Payments, Inc.	Morgan Stanley	(56)	(7,068)	(63)	(63)
GrubHub, Inc.	Morgan Stanley	(8)	(1,118)	10	10
Jack Henry & Associates, Inc.	Morgan Stanley	(53)	(7,728)	(846)	(846)
Manhattan Associates, Inc.	Morgan Stanley	(222)	(10,209)	(1,892)	(1,892)
Nuance Communications, Inc.	Morgan Stanley	(1,122)	(16,400)	(2,999)	(2,999)
Pegasystems, Inc.	Morgan Stanley	(165)	(9,974)	(367)	(367)
PTC, Inc.	Morgan Stanley	(46)	(4,850)	(26)	(26)
SS&C Technologies Holdings, Inc.	Morgan Stanley	(502)	(27,294)	(1,216)	(1,216)
Synopsys, Inc.	Morgan Stanley	(146)	(14,839)	478	478
Teradata Corp.	Morgan Stanley	(446)	(17,907)	1,126	1,126
Trade Desk, Inc. (The), Class A	Morgan Stanley	(155)	(20,576)	(3,036)	(3,036)
Tyler Technologies, Inc.	Morgan Stanley	(40)	(9,607)	(176)	(176)
Worldpay, Inc., Class A	Morgan Stanley	(302)	(24,844)	(5,905)	(5,905)
Yelp, Inc.	Morgan Stanley	(554)	(24,941)	(2,314)	(2,314)
Zynga, Inc., Class A	Morgan Stanley	(3,955)	(15,463)	(365)	(365)

		(9,577)	(347,938)	(38,341)	(38,341)

Technology Hardware & Equipment
ARRIS International PLC (United Kingdom)	Morgan Stanley	(664)	(17,636)	417	417
Arrow Electronics, Inc.	Morgan Stanley	(136)	(10,519)	514	514
Cognex Corp.	Morgan Stanley	(380)	(20,320)	(858)	(858)
Coherent, Inc.	Morgan Stanley	(76)	(13,934)	905	905
Juniper Networks, Inc.	Morgan Stanley	(323)	(9,272)	(426)	(426)
National Instruments Corp.	Morgan Stanley	(181)	(8,281)	(473)	(473)
ViaSat, Inc.	Morgan Stanley	(210)	(13,923)	556	556

		(1,970)	(93,885)	635	635

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

September 30, 2018

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Telecommunication Services
AT&T, Inc.	Morgan Stanley	(42)	$(1,413)	$(45)	$(45)
Sprint Corp.	Morgan Stanley	(4,866)	(26,443)	(5,350)	(5,350)
Vonage Holdings Corp.	Morgan Stanley	(724)	(9,889)	(343)	(343)
Zayo Group Holdings, Inc.	Morgan Stanley	(431)	(16,080)	1,154	1,154

		(6,063)	(53,825)	(4,584)	(4,584)

Transportation
Canadian National Railway Co. (Canada)	Morgan Stanley	(346)	(27,321)	(3,942)	(3,942)
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	(147)	(27,945)	(3,264)	(3,264)
Kansas City Southern	Morgan Stanley	(100)	(11,612)	273	273
Kirby Corp.	Morgan Stanley	(213)	(18,802)	1,321	1,321
Ryder System, Inc.	Morgan Stanley	(249)	(18,272)	(279)	(279)
Union Pacific Corp.	Morgan Stanley	(59)	(9,621)	33	33

		(1,114)	(113,573)	(5,858)	(5,858)

			$(2,207,057)	$(128,551)	$(128,551)

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — 99.5%
Automobiles & Components — 0.2%
BorgWarner, Inc.	554	$23,700
Harley-Davidson, Inc.	992	44,938

		68,638

Banks — 0.5%
Bank of America Corp.	1,696	49,964
JPMorgan Chase & Co.	164	18,506
SVB Financial Group*	114	35,435
Wells Fargo & Co.	1,082	56,870

		160,775

Capital Goods — 11.4%
3M Co.	1,670	351,886
AMETEK, Inc.	513	40,588
AO Smith Corp.	91	4,857
Arconic, Inc.	2,291	50,425
Boeing Co. (The)	1,692	629,255
Caterpillar, Inc.	2,006	305,895
Cummins, Inc.	24	3,506
Dover Corp.	880	77,906
Eaton Corp. PLC (Ireland)	672	58,282
Emerson Electric Co.	3,743	286,639
Fluor Corp.	808	46,945
Harris Corp.	706	119,462
Honeywell International, Inc.	2,561	426,150
Illinois Tool Works, Inc.	1,137	160,453
Jacobs Engineering Group, Inc.	844	64,566
Parker-Hannifin Corp.	789	145,121
Pentair PLC (Ireland)	1,044	45,257
Raytheon Co.	124	25,626
Rockwell Automation, Inc.	733	137,452
Roper Technologies, Inc.	50	14,810
Snap-on, Inc.	336	61,689
Textron, Inc.	1,482	105,919
TransDigm Group, Inc.*	3	1,117
United Rentals, Inc.*	493	80,655
United Technologies Corp.	2,226	311,217
WW Grainger, Inc.	34	12,152

		3,567,830

Commercial & Professional Services — 1.3%
Republic Services, Inc.	1,916	139,216
Robert Half International, Inc.	368	25,900
Waste Management, Inc.	2,551	230,508

		395,624

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 1.0%
Garmin Ltd. (Switzerland)	1,125	$78,806
Mohawk Industries, Inc.*	140	24,549
NIKE, Inc., Class B	1,759	149,022
Ralph Lauren Corp.	2	275
Tapestry, Inc.	618	31,067
Whirlpool Corp.	297	35,269

		318,988

Consumer Services — 1.5%
Darden Restaurants, Inc.	520	57,819
Marriott International, Inc., Class A	627	82,783
McDonald’s Corp.	925	154,743
Yum! Brands, Inc.	1,935	175,911

		471,256

Diversified Financials — 5.6%
Affiliated Managers Group, Inc.	181	24,746
American Express Co.	1,120	119,269
Ameriprise Financial, Inc.	130	19,196
Berkshire Hathaway, Inc., Class B*	1,246	266,781
BlackRock, Inc.	587	276,671
Cboe Global Markets, Inc.	38	3,646
CME Group, Inc.	177	30,127
Discover Financial Services	189	14,449
E*TRADE Financial Corp.*	332	17,393
Franklin Resources, Inc.	2,087	63,466
Intercontinental Exchange, Inc.	1,151	86,198
Invesco Ltd. (Bermuda)	1,617	36,997
Moody’s Corp.	1,143	191,110
MSCI, Inc.	406	72,028
Nasdaq, Inc.	596	51,137
S&P Global, Inc.	1,498	292,694
State Street Corp.	321	26,893
T Rowe Price Group, Inc.	1,449	158,202

		1,751,003

Energy — 5.3%
Chevron Corp.	2,107	257,644
ConocoPhillips	4,931	381,659
Devon Energy Corp.	1,567	62,586
Exxon Mobil Corp.	5,460	464,209
Hess Corp.	186	13,314
HollyFrontier Corp.	309	21,599
Marathon Oil Corp.	5,085	118,379
Marathon Petroleum Corp.	225	17,993
Phillips 66	2,109	237,726

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TechnipFMC PLC (United Kingdom)	2,723	$85,094
Valero Energy Corp.	3	341

		1,660,544

Food & Staples Retailing — 2.6%
Kroger Co. (The)	517	15,050
Sysco Corp.	3,101	227,148
Walgreens Boots Alliance, Inc.	1,326	96,665
Walmart, Inc.	4,936	463,540

		802,403

Food, Beverage & Tobacco — 4.8%
Altria Group, Inc.	5,813	350,582
Archer-Daniels-Midland Co.	3,334	167,600
Coca-Cola Co. (The)	424	19,585
Conagra Brands, Inc.	452	15,354
Kellogg Co.	1,238	86,685
Kraft Heinz Co. (The)	3,333	183,682
Molson Coors Brewing Co., Class B	643	39,544
Mondelez International, Inc., Class A	1,767	75,910
PepsiCo, Inc.	2,216	247,749
Philip Morris International, Inc.	4,059	330,971

		1,517,662

Health Care Equipment & Services — 12.6%
Aetna, Inc.	1,584	321,314
AmerisourceBergen Corp.	1,288	118,779
Anthem, Inc.	1,503	411,897
Becton Dickinson and Co.	234	61,074
Cardinal Health, Inc.	1,846	99,684
Centene Corp.*	1,194	172,867
Cigna Corp.	1,450	301,962
CVS Health Corp.	4,309	339,204
Danaher Corp.	1,083	117,679
DaVita, Inc.*	1,017	72,848
Envision Healthcare Corp.*	723	33,063
Express Scripts Holding Co.*	2,512	238,665
HCA Healthcare, Inc.	1,770	246,242
Humana, Inc.	728	246,443
Laboratory Corp. of America Holdings*	615	106,813
McKesson Corp.	735	97,498
Medtronic PLC (Ireland)	4,927	484,669
Quest Diagnostics, Inc.	291	31,402
ResMed, Inc.	849	97,924
UnitedHealth Group, Inc.	997	265,242

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
WellCare Health Plans, Inc.*	267	$85,571

		3,950,840

Household & Personal Products — 2.6%
Church & Dwight Co., Inc.	144	8,549
Clorox Co. (The)	763	114,763
Colgate-Palmolive Co.	3,591	240,417
Kimberly-Clark Corp.	1,244	141,368
Procter & Gamble Co. (The)	3,558	296,132

		801,229

Insurance — 2.4%
Aflac, Inc.	2,371	111,603
Arthur J Gallagher & Co.	1,087	80,916
Lincoln National Corp.	30	2,030
Loews Corp.	1,885	94,684
Marsh & McLennan Cos., Inc.	1,486	122,922
Principal Financial Group, Inc.	418	24,491
Progressive Corp. (The)	2,069	146,982
Prudential Financial, Inc.	646	65,453
Torchmark Corp.	642	55,655
Unum Group	1,302	50,869

		755,605

Materials — 2.6%
Avery Dennison Corp.	296	32,072
CF Industries Holdings, Inc.	1,390	75,672
Eastman Chemical Co.	61	5,839
FMC Corp.	801	69,831
Freeport-McMoRan, Inc.	5,431	75,600
International Paper Co.	1,373	67,483
LyondellBasell Industries NV, Class A (Netherlands)	1,020	104,560
Newmont Mining Corp.	773	23,345
Nucor Corp.	412	26,141
Packaging Corp. of America	172	18,867
Praxair, Inc.	1,120	180,018
Sealed Air Corp.	952	38,223
WestRock Co.	1,520	81,229

		798,880

Media — 4.5%
CBS Corp., Class B, non-voting shares	1,902	109,270
Comcast Corp., Class A	6,691	236,928
DISH Network Corp., Class A*	2,784	99,556
Interpublic Group of Cos., Inc. (The)	2,247	51,389

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
News Corp., Class A	2,092	$27,593
Omnicom Group, Inc.	1,163	79,107
Twenty-First Century Fox, Inc., Class A	9,393	435,178
Viacom, Inc., Class B	1,087	36,697
Walt Disney Co. (The)	2,936	343,336

		1,419,054

Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.	3,326	314,573
Amgen, Inc.	1,543	319,848
Biogen, Inc.*	853	301,373
Celgene Corp.*	1,977	176,922
Eli Lilly & Co.	156	16,740
Gilead Sciences, Inc.	5,298	409,059
Johnson & Johnson	2,390	330,226
Merck & Co., Inc.	171	12,131
Nektar Therapeutics*	169	10,302
Pfizer, Inc.	29	1,278
Zoetis, Inc.	172	15,748

		1,908,200

Real Estate — 0.1%
Equity Residential, REIT	159	10,535
UDR, Inc., REIT	495	20,013
Weyerhaeuser Co., REIT	500	16,135

		46,683

Retailing — 7.8%
Advance Auto Parts, Inc.	442	74,402
AutoZone, Inc.*	153	118,682
Best Buy Co., Inc.	1,622	128,722
Booking Holdings, Inc.*	13	25,792
CarMax, Inc.*	387	28,897
Dollar General Corp.	1,582	172,913
Foot Locker, Inc.	548	27,937
Genuine Parts Co.	874	86,876
Home Depot, Inc. (The)	2,794	578,777
Kohl’s Corp.	699	52,110
Lowe’s Cos., Inc.	4,830	554,581
Macy’s, Inc.	1,398	48,553
Nordstrom, Inc.	325	19,438
O’Reilly Automotive, Inc.*	244	84,746
Ross Stores, Inc.	2,086	206,723
Target Corp.	1,036	91,386
Tiffany & Co.	74	9,544

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)	1,045	$117,061
Tractor Supply Co.	2	182

		2,427,322

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	545	50,391
Applied Materials, Inc.	4,040	156,146
Intel Corp.	46	2,175
KLA-Tencor Corp.	377	38,345
Lam Research Corp.	337	51,123
Micron Technology, Inc.*	3,543	160,250
QUALCOMM, Inc.	2,831	203,917
Texas Instruments, Inc.	549	58,902

		721,249

Software & Services — 11.1%
Accenture PLC, Class A (Ireland)	2,782	473,496
Alliance Data Systems Corp.	248	58,568
Automatic Data Processing, Inc.	2,566	386,594
Broadridge Financial Solutions, Inc.	693	91,441
CA, Inc.	2,461	108,653
Citrix Systems, Inc.*	806	89,595
DXC Technology Co.	1,680	157,114
eBay, Inc.*	3,429	113,226
Electronic Arts, Inc.*	924	111,333
Fiserv, Inc.*	868	71,506
FleetCor Technologies, Inc.*	193	43,973
International Business Machines Corp.	1,553	234,829
Intuit, Inc.	1,540	350,196
Mastercard, Inc., Class A	560	124,662
Microsoft Corp.	2,480	283,638
Oracle Corp.	7,437	383,452
Paychex, Inc.	2,138	157,464
Total System Services, Inc.	39	3,851
VeriSign, Inc.*	28	4,483
Visa, Inc., Class A	1,587	238,193

		3,486,267

Technology Hardware & Equipment — 6.3%
Amphenol Corp., Class A	75	7,052
Apple, Inc.	1,746	394,142
Cisco Systems, Inc.	12,913	628,217
F5 Networks, Inc.*	362	72,190
FLIR Systems, Inc.	821	50,467
Hewlett Packard Enterprise Co.	8,824	143,919

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.	9,422	$242,805
Motorola Solutions, Inc.	35	4,555
NetApp, Inc.	1,548	132,958
Seagate Technology PLC (Ireland)	916	43,373
TE Connectivity Ltd. (Switzerland)	2,075	182,455
Western Digital Corp.	767	44,900
Xerox Corp.	1,520	41,010

		1,988,043

Telecommunication Services — 1.5%
CenturyLink, Inc.	2,264	47,997
Verizon Communications, Inc.	7,729	412,651

		460,648

Transportation — 4.7%
American Airlines Group, Inc.	2,117	87,496
CSX Corp.	4,227	313,009
Expeditors International of Washington, Inc.	1,034	76,030
FedEx Corp.	1,070	257,645
Norfolk Southern Corp.	1,605	289,702
Union Pacific Corp.	1,706	277,788
United Parcel Service, Inc., Class B	1,448	169,054

		1,470,724

Utilities — 0.7%
FirstEnergy Corp.	254	9,441
NRG Energy, Inc.	1,807	67,582
Southern Co. (The)	225	9,810
WEC Energy Group, Inc.	1,879	125,442

		212,275

TOTAL COMMON STOCKS - 99.5% (Cost $30,559,138)		31,161,742

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		156,455

NET ASSETS - 100.0%		$31,318,197

*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.5%
Gotham Absolute 500 Fund	439,279	$5,640,348
Gotham Defensive Long 500 Fund	615,586	8,482,777
Gotham Enhanced 500 Fund	302,082	4,223,104
Gotham Index Plus Fund	358,230	5,631,370
Gotham Neutral Fund*	411,131	4,214,097

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $23,418,858)		28,191,696

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		135,983

NET ASSETS - 100.0%		$28,327,679

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

September 30, 2018

	Number of Shares	Value
LONG POSITIONS — 96.4%
COMMON STOCKS — 29.5%
Automobiles & Components — 1.3%
Adient PLC (Ireland)†	272	$10,692
Aptiv PLC (Jersey)†	16	1,342
BorgWarner, Inc.†	232	9,925
Dana, Inc.†	33	616
Delphi Technologies PLC (Jersey)†	118	3,700
Fiat Chrysler Automobiles NV (Netherlands)†*	277	4,850
Gentex Corp.	56	1,202
Lear Corp.†	73	10,585
Magna International, Inc. (Canada)†	76	3,992
Thor Industries, Inc.†	21	1,758
Visteon Corp.†*	9	836

		49,498

Capital Goods — 5.6%
Allison Transmission Holdings, Inc.†	240	12,482
AO Smith Corp.†	70	3,736
Arconic, Inc.†	114	2,509
Caterpillar, Inc.†	53	8,082
Colfax Corp.†*	55	1,983
Donaldson Co., Inc.†	12	699
Dover Corp.†	160	14,165
Emerson Electric Co.†	187	14,320
Gardner Denver Holdings, Inc.†*	567	16,069
Generac Holdings, Inc.†*	195	11,000
Graco, Inc.	1	46
GrafTech International Ltd.†	535	10,438
Harris Corp.†	2	338
HD Supply Holdings, Inc.†*	55	2,353
Hillenbrand, Inc.†	28	1,464
Ingersoll-Rand PLC (Ireland)†	7	716
ITT, Inc.†	116	7,106
John Bean Technologies Corp.†	5	597
Johnson Controls International PLC (Ireland)†	306	10,710
Kennametal, Inc.†	269	11,718
KLX, Inc.†*	83	5,211
Lincoln Electric Holdings, Inc.†	31	2,897
MSC Industrial Direct Co., Inc., Class A†	10	881
Navistar International Corp.†*	149	5,737
Oshkosh Corp.†	162	11,541
Parker-Hannifin Corp.†	83	15,266
Pentair PLC (Ireland)†	43	1,864

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Regal Beloit Corp.†	14	$1,154
Rexnord Corp.†*	13	400
Rockwell Automation, Inc.†	40	7,501
Sensata Technologies Holding PLC (United Kingdom)†*	51	2,527
Simpson Manufacturing Co., Inc.†	56	4,058
Snap-on, Inc.†	30	5,508
Teledyne Technologies, Inc.†*	7	1,727
Timken Co. (The)†	59	2,941
Toro Co. (The)	17	1,019
TransDigm Group, Inc.†*	3	1,117
United Rentals, Inc.†*	69	11,288
WABCO Holdings, Inc.†*	54	6,369
Wabtec Corp.†	7	734
WESCO International, Inc.†*	10	614

		220,885

Commercial & Professional Services — 1.1%
Brink’s Co. (The)†	27	1,883
Copart, Inc.*	5	258
Dun & Bradstreet Corp. (The)†	62	8,836
ManpowerGroup, Inc.†	174	14,957
Ritchie Bros Auctioneers, Inc. (Canada)	8	289
Robert Half International, Inc.†	117	8,234
Tetra Tech, Inc.†	79	5,396
TriNet Group, Inc.†*	66	3,717

		43,570

Consumer Durables & Apparel — 1.2%
Deckers Outdoor Corp.†*	63	7,471
Michael Kors Holdings Ltd. (British Virgin Islands)†*	84	5,759
PVH Corp.†	35	5,054
Ralph Lauren Corp.†	86	11,829
Skechers U.S.A., Inc., Class A†*	212	5,921
Tapestry, Inc.†	91	4,575
Whirlpool Corp.†	50	5,938

		46,547

Consumer Services — 1.0%
Choice Hotels International, Inc.†	5	417
Eldorado Resorts, Inc.†*	103	5,006
Grand Canyon Education, Inc.†*	2	226
Hilton Worldwide Holdings, Inc.	2	162
Hyatt Hotels Corp., Class A†	18	1,433

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
International Game Technology PLC (United Kingdom)†	225	$4,444
Las Vegas Sands Corp.†	16	949
Laureate Education, Inc., Class A†*	255	3,937
McDonald’s Corp.†	18	3,011
Restaurant Brands International, Inc. (Canada)	7	415
Stars Group, Inc. (The) (Canada)†*	334	8,317
Weight Watchers International, Inc.†*	169	12,166

		40,483

Food & Staples Retailing — 1.2%
BJ’s Wholesale Club Holdings, Inc.*	76	2,035
Kroger Co. (The)†	577	16,796
Sysco Corp.†	40	2,930
US Foods Holding Corp.†*	39	1,202
Walgreens Boots Alliance, Inc.†	152	11,081
Walmart, Inc.†	144	13,523

		47,567

Food, Beverage & Tobacco — 1.5%
Archer-Daniels-Midland Co.†	348	17,494
Conagra Brands, Inc.†	99	3,363
Flowers Foods, Inc.†	92	1,717
General Mills, Inc.	41	1,760
Ingredion, Inc.†	67	7,032
Kellogg Co.	15	1,050
Molson Coors Brewing Co., Class B†	96	5,904
National Beverage Corp.*	3	350
Philip Morris International, Inc.†	136	11,089
Pilgrim’s Pride Corp.†*	154	2,786
Tyson Foods, Inc., Class A†	82	4,881

		57,426

Health Care Equipment & Services — 1.5%
AmerisourceBergen Corp.†	111	10,236
Avanos Medical, Inc.†*	115	7,878
CVS Health Corp.†	8	630
Encompass Health Corp.†	41	3,196
Envision Healthcare Corp.†*	270	12,347
Express Scripts Holding Co.†*	85	8,076
Laboratory Corp. of America Holdings†*	77	13,373
Masimo Corp.†*	20	2,491
Tenet Healthcare Corp.†*	24	683

		58,910

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 0.1%
Energizer Holdings, Inc.†	54	$3,167

Media — 1.0%
AMC Networks, Inc., Class A†*	59	3,914
CBS Corp., Class B, non-voting shares†	83	4,768
Cinemark Holdings, Inc.†	285	11,457
Discovery, Inc., Class A†*	208	6,656
Interpublic Group of Cos., Inc. (The)†	32	732
News Corp., Class A†	138	1,820
Nexstar Media Group, Inc., Class A†	22	1,791
Omnicom Group, Inc.	4	272
Shaw Communications, Inc., Class B (Canada)†	36	702
Tribune Media Co., Class A†	114	4,381
Twenty-First Century Fox, Inc., Class A†	61	2,826
Viacom, Inc., Class B†	22	743

		40,062

Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
AbbVie, Inc.†	187	17,686
Biogen, Inc.†*	44	15,546
Eli Lilly & Co.†	29	3,112
Exelixis, Inc.†*	688	12,191
Jazz Pharmaceuticals PLC (Ireland)†*	83	13,955
Ligand Pharmaceuticals, Inc.†*	52	14,273
Myriad Genetics, Inc.†*	91	4,186
Nektar Therapeutics†*	295	17,983
QIAGEN NV (Netherlands)†*	48	1,818
Regeneron Pharmaceuticals, Inc.†*	20	8,081
Zoetis, Inc.†	28	2,564

		111,395

Retailing — 2.8%
American Eagle Outfitters, Inc.†	391	9,709
Best Buy Co., Inc.†	25	1,984
Booking Holdings, Inc.†*	6	11,904
Dick’s Sporting Goods, Inc.†	276	9,792
Dollar General Corp.†	21	2,295
Five Below, Inc.†*	14	1,821
Foot Locker, Inc.†	154	7,851
Gap, Inc. (The)†	207	5,972
Kohl’s Corp.†	256	19,085
Nordstrom, Inc.†	71	4,247
O’Reilly Automotive, Inc.†*	2	695

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Penske Automotive Group, Inc.†	49	$2,322
Qurate Retail, Inc.†*	482	10,705
Ross Stores, Inc.†	3	297
Signet Jewelers Ltd. (Bermuda)†	62	4,088
Tractor Supply Co.†	2	182
Urban Outfitters, Inc.†*	286	11,697
Williams-Sonoma, Inc.†	106	6,966

		111,612

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.†*	585	18,071
Analog Devices, Inc.†	128	11,835
Applied Materials, Inc.†	289	11,170
Broadcom, Inc.†	30	7,402
Entegris, Inc.†	42	1,216
Integrated Device Technology, Inc.†*	64	3,009
KLA-Tencor Corp.†	106	10,781
Lam Research Corp.†	98	14,867
Maxim Integrated Products, Inc.†	135	7,613
Micron Technology, Inc.†*	267	12,076
MKS Instruments, Inc.†	158	12,664
Qorvo, Inc.†*	55	4,229
Texas Instruments, Inc.†	50	5,364
Versum Materials, Inc.†	21	756

		121,053

Software & Services — 1.3%
Accenture PLC, Class A (Ireland)†	10	1,702
ANGI Homeservices, Inc., Class A†*	7	164
CACI International, Inc., Class A†*	2	368
CDK Global, Inc.†	113	7,069
Conduent, Inc.†*	484	10,900
DXC Technology Co.†	153	14,309
eBay, Inc.*	33	1,090
Etsy, Inc.†*	129	6,628
j2 Global, Inc.†	22	1,823
Open Text Corp. (Canada)	6	228
Stamps.com, Inc.†*	25	5,655
Total System Services, Inc.†	5	494

		50,430

Technology Hardware & Equipment — 3.0%
Apple, Inc.†	22	4,966
Arista Networks, Inc.†*	40	10,634
Avnet, Inc.†	38	1,701
CDW Corp.†	68	6,047

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Ciena Corp.†*	302	$9,434
CommScope Holding Co., Inc.†*	160	4,922
EchoStar Corp., Class A†*	92	4,266
FLIR Systems, Inc.†	31	1,906
Hewlett Packard Enterprise Co.†	433	7,062
HP, Inc.†	74	1,907
IPG Photonics Corp.†*	14	2,185
Jabil, Inc.†	162	4,387
Lumentum Holdings, Inc.†*	170	10,192
NetApp, Inc.†	49	4,209
Seagate Technology PLC (Ireland)†	288	13,637
TE Connectivity Ltd. (Switzerland)†	86	7,562
Tech Data Corp.†*	88	6,298
Ubiquiti Networks, Inc.†	14	1,384
Vishay Intertechnology, Inc.†	580	11,803
Western Digital Corp.†	61	3,571

		118,073

Telecommunication Services — 0.4%
CenturyLink, Inc.†	47	996
Verizon Communications, Inc.†	259	13,828

		14,824

Transportation — 0.6%
Expeditors International of Washington, Inc.†	201	14,780
Schneider National, Inc., Class B†	275	6,870
Union Pacific Corp.†	2	326

		21,976

TOTAL COMMON STOCKS (Cost $1,073,595)		1,157,478

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 61.8%
Gotham Neutral 500 Fund	126,474	1,478,482
Gotham Neutral Fund*	92,168	944,722

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $2,297,418)		2,423,204

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Par Value	Value
U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bill — 5.1%
United States Treasury Bill 2.20% 04/25/2019†(b)	$200,000	$197,319

TOTAL U.S. TREASURY OBLIGATIONS (Cost $197,505)		197,319

TOTAL LONG POSITIONS - 96.4%		3,778,001

(Cost $3,568,518)

	Number of Shares
SHORT POSITIONS — (29.6)%
COMMON STOCKS — (29.6)%
Automobiles & Components — (0.3)%
Ford Motor Co.	(944)	(8,732)
General Motors Co.	(107)	(3,603)

		(12,335)

Capital Goods — (4.1)%
Acuity Brands, Inc.	(23)	(3,616)
Allegion PLC (Ireland)	(30)	(2,717)
Axon Enterprise, Inc.*	(69)	(4,722)
Beacon Roofing Supply, Inc.*	(56)	(2,027)
BWX Technologies, Inc.	(226)	(14,134)
CAE, Inc. (Canada)	(70)	(1,422)
Crane Co.	(8)	(787)
Curtiss-Wright Corp.	(9)	(1,237)
Flowserve Corp.	(210)	(11,485)
Gates Industrial Corp. PLC (United Kingdom)*	(6)	(117)
General Dynamics Corp.	(79)	(16,173)
HEICO Corp.	(17)	(1,574)
Hubbell, Inc.	(2)	(267)
Huntington Ingalls Industries, Inc.	(1)	(256)
JELD-WEN Holding, Inc.*	(127)	(3,132)
Middleby Corp. (The)*	(83)	(10,736)
Northrop Grumman Corp.	(56)	(17,773)
Proto Labs, Inc.*	(61)	(9,867)
RBC Bearings, Inc.*	(9)	(1,353)
SiteOne Landscape Supply, Inc.*	(128)	(9,644)
Stanley Black & Decker, Inc.	(92)	(13,472)
Trex Co., Inc.*	(72)	(5,543)
USG Corp.	(398)	(17,237)
Watsco, Inc.	(14)	(2,493)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Welbilt, Inc.*	(12)	$(251)
Woodward, Inc.	(99)	(8,005)

		(160,040)

Commercial & Professional Services — (2.0)%
ADT, Inc.	(816)	(7,662)
ASGN, Inc.*	(18)	(1,421)
Cintas Corp.	(25)	(4,945)
Clean Harbors, Inc.*	(131)	(9,377)
Equifax, Inc.	(109)	(14,232)
Healthcare Services Group, Inc.	(29)	(1,178)
MSA Safety, Inc.	(7)	(745)
Nielsen Holdings PLC (United Kingdom)	(21)	(581)
Republic Services, Inc.	(7)	(509)
Rollins, Inc.	(195)	(11,835)
TransUnion	(65)	(4,783)
Verisk Analytics, Inc.*	(39)	(4,701)
Waste Connections, Inc. (Canada)	(190)	(15,156)

		(77,125)

Consumer Durables & Apparel — (0.9)%
Canada Goose Holdings, Inc. (Canada)*	(225)	(14,522)
Gildan Activewear, Inc. (Canada)	(181)	(5,508)
Hasbro, Inc.	(7)	(736)
Leggett & Platt, Inc.	(172)	(7,532)
Newell Brands, Inc.	(176)	(3,573)
Polaris Industries, Inc.	(35)	(3,533)

		(35,404)

Consumer Services — (2.8)%
Aramark.	(27)	(1,162)
Domino’s Pizza, Inc.	(3)	(884)
Dunkin’ Brands Group, Inc.	(77)	(5,676)
Marriott International, Inc., Class A	(71)	(9,374)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(326)	(18,722)
Planet Fitness, Inc., Class A*	(31)	(1,675)
Red Rock Resorts, Inc., Class A	(309)	(8,235)
Royal Caribbean Cruises Ltd. (Liberia)	(149)	(19,361)
Service Corp. International	(83)	(3,669)
Six Flags Entertainment Corp.	(220)	(15,360)
Starbucks Corp.	(232)	(13,187)
Wynn Resorts Ltd.	(33)	(4,193)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.	(78)	$(7,091)

		(108,589)

Food & Staples Retailing — (0.5)%
Casey’s General Stores, Inc.	(40)	(5,164)
Costco Wholesale Corp.	(7)	(1,644)
Performance Food Group Co.*	(192)	(6,394)
Sprouts Farmers Market, Inc.*	(216)	(5,921)

		(19,123)

Food, Beverage & Tobacco — (1.6)%
Boston Beer Co., Inc. (The), Class A*	(42)	(12,075)
Bunge Ltd. (Bermuda)	(221)	(15,185)
Constellation Brands, Inc., Class A	(49)	(10,565)
Darling Ingredients, Inc.*	(25)	(483)
Hormel Foods Corp.	(372)	(14,657)
JM Smucker Co. (The)	(71)	(7,285)
Lancaster Colony Corp.	(26)	(3,879)

		(64,129)

Health Care Equipment & Services — (3.7)%
Abbott Laboratories	(197)	(14,452)
ABIOMED, Inc.*	(23)	(10,344)
Align Technology, Inc.*	(9)	(3,521)
Boston Scientific Corp.*	(260)	(10,010)
Cantel Medical Corp.	(4)	(368)
Cerner Corp.*	(167)	(10,756)
Edwards Lifesciences Corp.*	(83)	(14,450)
Globus Medical, Inc., Class A*	(149)	(8,457)
Haemonetics Corp.*	(126)	(14,437)
HCA Healthcare, Inc.	(6)	(835)
IDEXX Laboratories, Inc.*	(1)	(250)
Insulet Corp.*	(11)	(1,165)
Intuitive Surgical, Inc.*	(21)	(12,054)
LHC Group, Inc.*	(4)	(412)
Medidata Solutions, Inc.*	(183)	(13,416)
Merit Medical Systems, Inc.*	(8)	(492)
Neogen Corp.*	(84)	(6,009)
Stryker Corp.	(5)	(888)
Veeva Systems, Inc., Class A*	(74)	(8,056)
Zimmer Biomet Holdings, Inc.	(110)	(14,462)

		(144,834)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(74)	(929)
Estee Lauder Cos., Inc. (The), Class A	(31)	(4,505)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
WD-40 Co.	(24)	$(4,130)

		(9,564)

Media — (0.5)%
Charter Communications, Inc., Class A*	(21)	(6,843)
Lions Gate Entertainment Corp., Class B (Canada)	(169)	(3,938)
Madison Square Garden Co. (The), Class A*	(10)	(3,153)
World Wrestling Entertainment, Inc., Class A	(65)	(6,287)

		(20,221)

Pharmaceuticals, Biotechnology & Life Sciences — (2.2)%
Agilent Technologies, Inc.	(63)	(4,444)
Allergan PLC (Ireland)	(11)	(2,095)
Bausch Health Cos, Inc. (Canada)*	(378)	(9,703)
Bio-Techne Corp.	(6)	(1,225)
Charles River Laboratories International, Inc.*	(111)	(14,934)
Emergent BioSolutions, Inc.*	(26)	(1,712)
Endo International PLC (Ireland)*	(214)	(3,602)
Gilead Sciences, Inc.	(20)	(1,544)
Ionis Pharmaceuticals, Inc.*	(369)	(19,033)
IQVIA Holdings, Inc.*	(36)	(4,671)
Mallinckrodt PLC (Ireland)*	(91)	(2,667)
Merck & Co., Inc.	(98)	(6,952)
Perrigo Co. PLC (Ireland)	(78)	(5,522)
Pfizer, Inc.	(146)	(6,434)

		(84,538)

Retailing — (1.4)%
CarMax, Inc.*	(20)	(1,493)
Floor & Decor Holdings, Inc., Class A*	(42)	(1,267)
LKQ Corp.*	(499)	(15,803)
Ollie’s Bargain Outlet Holdings, Inc.*	(116)	(11,148)
Pool Corp.	(47)	(7,843)
Stitch Fix, Inc., Class A*	(145)	(6,347)
Tiffany & Co.	(81)	(10,447)

		(54,348)

Semiconductors & Semiconductor Equipment — (1.0)%
Marvell Technology Group Ltd. (Bermuda)	(813)	(15,691)
Microchip Technology, Inc.	(100)	(7,891)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Semtech Corp.*	(92)	$(5,115)
Silicon Laboratories, Inc.*	(33)	(3,029)
Teradyne, Inc.	(153)	(5,658)

		(37,384)

Software & Services — (4.7)%
ACI Worldwide, Inc.*	(212)	(5,966)
Activision Blizzard, Inc.	(44)	(3,660)
ANSYS, Inc.*	(36)	(6,720)
Aspen Technology, Inc.*	(118)	(13,441)
Black Knight, Inc.*	(18)	(935)
Blackbaud, Inc.	(61)	(6,190)
Broadridge Financial Solutions, Inc.	(31)	(4,090)
Cargurus, Inc.*	(4)	(223)
Ellie Mae, Inc.*	(110)	(10,425)
Fair Isaac Corp.*	(23)	(5,257)
Fiserv, Inc.*	(49)	(4,037)
Fortinet, Inc.*	(3)	(277)
Global Payments, Inc.	(29)	(3,695)
GrubHub, Inc.*	(3)	(416)
Jack Henry & Associates, Inc.	(22)	(3,522)
Manhattan Associates, Inc.*	(193)	(10,538)
Nuance Communications, Inc.*	(732)	(12,678)
Pegasystems, Inc.	(81)	(5,071)
PTC, Inc.*	(36)	(3,823)
SS&C Technologies Holdings, Inc.	(229)	(13,014)
Synopsys, Inc.*	(75)	(7,396)
Teradata Corp.*	(228)	(8,598)
Trade Desk, Inc. (The)*	(76)	(11,469)
Tyler Technologies, Inc.*	(24)	(5,881)
Worldpay, Inc., Class A*	(141)	(14,279)
Yelp, Inc.*	(230)	(11,316)
Zynga, Inc., Class A*	(2,889)	(11,585)

		(184,502)

Technology Hardware & Equipment — (1.7)%
ARRIS International PLC (United Kingdom)*	(324)	(8,421)
Arrow Electronics, Inc.*	(72)	(5,308)
Cognex Corp.	(204)	(11,387)
Coherent, Inc.*	(41)	(7,060)
Juniper Networks, Inc.	(170)	(5,095)

	Number of Shares		Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
National Instruments Corp.	(99	) $	(4,785)
Universal Display Corp.	(115)		(13,558)
ViaSat, Inc.*	(196)		(12,534)

			(68,148)

Telecommunication Services — (0.7)%
AT&T, Inc.	(13)		(437)
Sprint Corp.*	(2,193)		(14,342)
Vonage Holdings Corp.*	(605)		(8,567)
Zayo Group Holdings, Inc.*	(178)		(6,180)

			(29,526)

Transportation — (1.3)%
Canadian National Railway Co. (Canada)	(145)		(13,021)
Canadian Pacific Railway Ltd. (Canada)	(54)		(11,445)
Kansas City Southern	(31)		(3,512)
Kirby Corp.*	(114)		(9,376)
Ryder System, Inc.	(167)		(12,203)

			(49,557)

TOTAL COMMON STOCK (Proceeds $1,112,999)			(1,159,367)

TOTAL SECURITIES SOLD SHORT - (29.6)%			(1,159,367)

(Proceeds $1,112,999)

OTHER ASSETS IN EXCESS OF LIABILITIES - 33.2%			1,302,356

NET ASSETS - 100.0%			$3,920,990

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

September 30, 2018

	Gotham Absolute 500 Fund	Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
Assets
Non-affiliated investments, at value[1,2,3]	$20,993,507	$2,818,862	$61,908,261
Cash	599,293	496,959	706,966
Deposits with brokers for securities sold short	6,132,065	520,934	2,592,182
Receivables:
Investments sold	525,121	63,399	1,506,450
Capital shares sold	—	—	202
Dividends and interest	26,074	3,784	76,178
Investment Adviser	—	6,848	—
Prepaid expenses and other assets	45,481	2,013	27,872

Total assets	28,321,541	3,912,799	66,818,111

Liabilities
Securities sold short, at value[4]	12,155,037	1,281,484	28,780,298
Payables:
Securities lending cash collateral	802,058	—	2,566,989
Investments purchased	564,759	60,854	1,910,494
Dividends and fees on securities sold short	10,363	1,103	35,845
Investment Adviser	6,207	—	27,581
Administration and accounting fees	15,789	15,812	15,882
Accrued expenses	36,303	31,552	43,862

Total liabilities	13,590,516	1,390,805	33,380,951

Net Assets	$14,731,025	$2,521,994	$33,437,160

Net Assets Consisted of:
Capital stock, $0.01 par value	$11,470	$2,025	$23,923
Paid-in capital	11,654,958	2,014,150	24,360,205
Accumulated net investment income	41,750	5,478	150,674
Accumulated net realized gain from investments and securities sold short	694,160	189,448	2,437,246
Net unrealized appreciation/(depreciation) on investments and securities sold short	2,328,687	310,893	6,465,112

Net Assets	$14,731,025	$2,521,994	$33,437,160

Institutional Class Shares:
Net assets	$14,731,025	$2,521,994	$33,437,160

Shares Outstanding	1,147,030	202,466	2,392,320

Net asset value, offering and redemption price per share	$12.84	$12.46	$13.98

[1] Non-affiliated investments, at cost	$18,909,732	$2,527,696	$55,978,562
[2] Includes market value of securities on loan	$786,855	$37,000	$2,521,058
[3] Includes market value of securities designated as collateral for securities on loan	$1,456,497	$—	$3,931,371
[4] Proceeds received, securities sold short	$12,399,949	$1,301,211	$29,315,711

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2018

	Gotham Enhanced 500 Core Fund	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund
Assets
Non-affiliated investments, at value[1,2]	$4,020,507	$7,490,992	$3,952,800
Cash	5,158	538,426	396,732
Deposits with brokers for securities sold short	44,182	4,076,054	670,047
Securities lending cash collateral	1,605	—	1,903
Receivables:
Investments sold	69,534	191,355	72,449
Dividends and interest	5,090	9,432	4,271
Investment Adviser	8,210	5,855	7,111
Prepaid expenses and other assets	2,231	718	29,918

Total assets	4,156,517	12,312,832	5,135,231

Liabilities
Securities sold short, at value[3]	1,157,569	5,944,036	2,341,195
Payables:
Securities lending cash collateral	1,605	—	1,903
Investments purchased	69,397	168,542	68,493
Dividends and fees on securities sold short	1,392	3,885	2,239
Administration and accounting fees	15,960	17,173	16,673
Accrued expenses	29,476	29,823	39,294

Total liabilities	1,275,399	6,163,459	2,469,797

Net Assets	$2,881,118	$6,149,373	$2,665,434

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,059	$5,262	$2,072
Paid-in capital	2,056,528	5,579,373	2,035,679
Accumulated net investment income	25,689	4,395	13,994
Accumulated net realized gain/(loss) from investments and securities sold short	371,736	(223,962)	145,332
Net unrealized appreciation/(depreciation) on investments and securities sold short	425,106	784,305	468,357

Net Assets	$2,881,118	$6,149,373	$2,665,434

Institutional Class Shares:
Net assets	$2,881,118	$6,149,373	$2,665,434

Shares Outstanding	205,913	526,189	207,172

Net asset value, offering and redemption price per share	$13.99	$11.69	$12.87

[1] Non-affiliated investments, at cost	$3,612,154	$6,802,203	$3,508,878
[2] Includes market value of securities on loan	$57,558	$38,028	$1,852
[3] Proceeds received, securities sold short	$1,174,322	$6,039,552	$2,365,630

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2018

	Gotham Hedged Core Fund	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
Assets
Non-affiliated investments, at value[1,2]	$2,486,655	$4,195,431	$20,343,874
Cash	368,437	25,350	217,794
Deposits with brokers for securities sold short	672,050	54,142	42,738
Securities lending cash collateral	1,817	12,856	—
Receivables:
Investments sold	38,472	91,399	515,786
Dividends and interest	2,651	5,251	28,914
Investment Adviser	8,071	7,477	—
Prepaid expenses and other assets	845	911	960

Total assets	3,578,998	4,392,817	21,150,066

Liabilities
Securities sold short, at value[3]	922,716	1,806,523	9,381,553
Payables:
Securities lending cash collateral	1,817	12,856	—
Investments purchased	37,367	93,623	671,984
Dividends and fees on securities sold short	645	1,263	10,336
Investment Adviser	—	—	3,242
Administration and accounting fees	21,484	32,223	18,853
Accrued expenses	34,076	39,879	32,713

Total liabilities	1,018,105	1,986,367	10,118,681

Net Assets	$2,560,893	$2,406,450	$11,031,385

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,031	$2,043	$8,004
Paid-in capital	2,021,996	2,027,410	8,629,938
Accumulated net investment income/(loss)	13,626	(6,313)	60,536
Accumulated net realized gain/(loss) from investments and securities sold short	217,213	(158,038)	339,905
Net unrealized appreciation/(depreciation) on investments and securities sold short	306,027	541,348	1,993,002

Net Assets	$2,560,893	$2,406,450	$11,031,385

Institutional Class Shares:
Net assets	$2,560,893	$2,406,450	$11,031,385

Shares Outstanding	203,111	204,254	800,407

Net asset value, offering and redemption price per share	$12.61	$11.78	$13.78

[1] Non-affiliated investments, at cost	$2,193,051	$3,708,344	$18,550,277
[2] Includes market value of securities on loan	$32,787	$135,847	$246,777
[3] Proceeds received, securities sold short	$935,139	$1,860,784	$9,580,958

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2018

	Gotham Short Strategies Fund	Gotham Large Value Fund
Assets
Non-affiliated investments, at value[1,2]	$1,541,910	$31,161,742
Cash	123,113	4,143,736
Receivables:
Investments sold	114,880	6,571,057
Dividends and interest	1,170	19,616
Investment Adviser	4,336	—
Prepaid expenses and other assets	39,020	34,338

Total assets	1,824,429	41,930,489

Liabilities
Swaps, at value	128,551 (a)	—
Due to broker	1,499	—
Payables:
Investments purchased	52,117	10,562,557
Investment Adviser	—	234
Administration and accounting fees	4,958	11,523
Accrued expenses	45,863	37,978

Total liabilities	232,988	10,612,292

Net Assets	$1,591,441	$31,318,197

Net Assets Consisted of:
Capital stock, $0.01 par value	$1,758	$24,055
Paid-in capital	1,871,657	30,348,040
Accumulated net investment income	—	34,966
Accumulated net realized gain/(loss) from investments and swaps	(137,257)	308,532
Net unrealized appreciation/(depreciation) on investments and swaps	(144,717)	602,604

Net Assets	$1,591,441	$31,318,197

Institutional Class Shares:
Net assets	$1,591,441	$31,318,197

Shares Outstanding	175,839	2,405,483

Net asset value, offering and redemption price per share	$9.05	$13.02

[1] Non-affiliated investments, at cost	$1,558,076	$30,559,138
[2] Includes market value of securities designated as collateral for swaps	$1,209,115	$—

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

September 30, 2018

	Gotham Total Return Fund	Gotham Master Neutral Fund
Assets
Non-affiliated investments, at value[1]	$—	$1,354,797
Affiliated investments, at value[2]	28,191,696	2,423,204
Cash	—	422,368
Deposits with brokers for securities sold short	—	912,032
Receivables:
Investments sold	—	72,422
Capital shares sold	534,364	—
Dividends and interest	—	686
Investment Adviser	11,496	13,908
Prepaid expenses and other assets	32,918	178

Total assets	28,770,474	5,199,595

Liabilities
Securities sold short, at value[3]	—	1,159,367
Due to custodian	404,877	—
Payables:
Investments purchased	—	71,018
Administration and accounting fees	9,906	5,874
Distribution fees	400	—
Accrued expenses	27,612	42,346

Total liabilities	442,795	1,278,605

Net Assets	$28,327,679	$3,920,990

Net Assets Consisted of:
Capital stock, $0.01 par value	$21,173	$3,839
Paid-in capital	23,230,220	3,834,235
Accumulated net investment income	77	807
Accumulated net realized gain/(loss) from investments and securities sold short	303,371	(81,006)
Net unrealized appreciation/(depreciation) on investments and securities sold short	4,772,838	163,115

Net Assets	$28,327,679	$3,920,990

Institutional Class Shares:
Net assets	$26,217,587	$3,920,990

Shares Outstanding	1,959,312	383,916

Net asset value, offering and redemption price per share	$13.38	$10.21

Investor Class Shares:
Net assets	$2,110,092	N/A

Shares Outstanding	158,007	N/A

Net asset value, offering and redemption price per share	$13.35	N/A

[1] Non-affiliated investments, at cost	$—	$1,271,100
[2] Affiliated investments, at cost	$23,418,858	$2,297,418
[3] Proceeds received, securities sold short	$—	$1,112,999

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations

For the Year Ended September 30, 2018

	Gotham Absolute 500 Fund	Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
Investment Income
Dividend income	$405,257	$58,617	$1,175,227
Less: taxes withheld	(213)	—	—
Interest	—	1,358	2,797
Income from securities loaned (Note 5)	16	48	36

Total investment income	405,060	60,023	1,178,060

Expenses
Advisory fees (Note 2)	176,575	23,936	393,676
Administration and accounting fees (Note 2)	16,033	24,234	30,062
Dividends and fees on securities sold short	145,693	18,476	554,220
Fees on cash collateral (Note 5)	19,244	—	60,099
Transfer agent fees (Note 2)	11,552	6,237	16,761
Custodian fees (Note 2)	981	179	2,187
Trustees’ and officers’ fees (Note 2)	3,526	689	3,278
Printing and shareholder reporting fees	6,000	5,007	6,812
Registration and filing fees	3,627	28	4,330
Legal fees	1,225	27	958
Audit fees	30,596	21,673	26,745
Other expenses	4,501	2,465	6,022

Total expenses before waivers and reimbursements	419,553	102,951	1,105,150

Recoupments and/or waivers, reimbursements (Note 2)	(58,359)	(56,851)	(53,311)

Net expenses after waivers and reimbursements	361,194	46,100	1,051,839

Net investment income	43,866	13,923	126,221

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	2,631,315	402,998	6,656,879
Net realized loss from securities sold short	(1,549,084)	(175,640)	(3,411,087)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	286,149	2,851	1,538,631
Net change in unrealized appreciation/(depreciation) on securities sold short	275,598	39,262	756,361

Net realized and unrealized gain on investments	1,643,978	269,471	5,540,784

Net increase in net assets resulting from operations	$1,687,844	$283,394	$5,667,005

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Year Ended September 30, 2018

	Gotham Enhanced 500 Core Fund	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund
Investment Income
Dividend income	$81,621	$140,559	$79,851
Interest	78	1,155	681
Income from securities loaned (Note 5)	90	48	65

Total investment income	81,789	141,762	80,597

Expenses
Advisory fees (Note 2)	26,559	71,359	25,205
Administration and accounting fees (Note 2)	23,031	27,157	25,775
Dividends and fees on securities sold short	25,356	48,879	39,425
Transfer agent fees (Note 2)	5,984	6,162	6,109
Custodian fees (Note 2)	199	397	189
Trustees’ and officers’ fees (Note 2)	564	840	536
Printing and shareholder reporting fees	5,106	5,045	6,532
Registration and filing fees	108	297	4,163
Legal fees	1,691	720	802
Audit fees	21,630	18,957	26,900
Other expenses	2,305	2,200	4,720

Total expenses before waivers and reimbursements	112,533	182,013	140,356

Recoupments and/or waivers, reimbursements (Note 2)	(56,635)	(53,846)	(71,946)

Net expenses after waivers and reimbursements	55,898	128,167	68,410

Net investment income	25,891	13,595	12,187

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	530,498	596,392	477,504
Net realized loss from securities sold short	(132,019)	(712,889)	(276,224)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	32,821	311,909	97,913
Net change in unrealized appreciation/(depreciation) on securities sold short	20,179	186,143	34,558

Net realized and unrealized gain on investments	451,479	381,555	333,751

Net increase in net assets resulting from operations	$477,370	$395,150	$345,938

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Year Ended September 30, 2018

	Gotham Hedged Core Fund	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
Investment Income
Dividend income	$49,419	$74,062	$396,869
Less: taxes withheld	—	(223)	—
Interest	745	56	164
Income from securities loaned (Note 5)	51	546	320

Total investment income	50,215	74,441	397,353

Expenses
Advisory fees (Note 2)	16,994	46,246	126,723
Administration and accounting fees (Note 2)	31,182	58,326	27,827
Dividends and fees on securities sold short	7,458	34,117	188,453
Transfer agent fees (Note 2)	7,007	4,920	6,163
Custodian fees (Note 2)	182	174	704
Trustees’ and officers’ fees (Note 2)	536	722	1,843
Printing and shareholder reporting fees	5,330	7,340	5,028
Registration and filing fees	239	297	297
Legal fees	300	300	720
Audit fees	21,981	31,555	22,754
Other expenses	2,326	1,701	2,811

Total expenses before waivers and reimbursements	93,535	185,698	383,323

Recoupments and/or waivers, reimbursements (Note 2)	(65,442)	(101,867)	(54,068)

Net expenses after waivers and reimbursements	28,093	83,831	329,255

Net investment income/(loss)	22,122	(9,390)	68,098

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	375,322	410,380	1,736,223
Net realized loss from securities sold short	(121,021)	(422,314)	(1,221,392)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(1,592)	177,040	689,161
Net change in unrealized appreciation/(depreciation) on securities sold short	18,930	76,824	324,006

Net realized and unrealized gain on investments	271,639	241,930	1,527,998

Net increase in net assets resulting from operations	$293,761	$232,540	$1,596,096

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Year Ended September 30, 2018

	Gotham Short Strategies Fund		Gotham Large Value Fund
Investment Income
Dividend income	$85,322		$82,548
Less: taxes withheld	(456)		—
Interest	1,032		149

Total investment income	85,898		82,697

Expenses
Advisory fees (Note 2)	109,960		32,371
Administration and accounting fees (Note 2)	30,906		14,812
Transfer agent fees (Note 2)	5,340		7,618
Custodian fees (Note 2)	4,611		311
Trustees’ and officers’ fees (Note 2)	1,958		636
Printing and shareholder reporting fees	7,930		5,988
Registration and filing fees	3,699		—
Legal fees	2,911		199
Audit fees	31,897		24,946
Other expenses	3,830		3,668

Total expenses before waivers and reimbursements	203,042		90,549

Recoupments and/or waivers, reimbursements (Note 2)	(93,082)		(54,224)

Net expenses after waivers and reimbursements	109,960		36,325

Net investment income/(loss)	(24,062)		46,372

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	1,626,624		333,656
Net realized loss on swaps	(1,637,778	)(a)	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(656,884)		348,120
Net change in unrealized appreciation/(depreciation) on swaps	303,964	(a)	—

Net realized and unrealized gain/(loss) on investments	(364,074)		681,776

Net increase/(decrease) in net assets resulting from operations	$(388,136)		$728,148

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Year Ended September 30, 2018

	Gotham Total Return Fund	Gotham Master Neutral Fund
Investment Income
Dividends from non-affiliated securities	$—	$16,724
Dividends from affiliated securities	58,974	1,249
Less: taxes withheld	—	(64)
Interest	1,297	4,365

Total investment income	60,271	22,274

Expenses
Advisory fees (Note 2)	—	11,704
Administration and accounting fees (Note 2)	41,002	50,978
Dividends and fees on securities sold short	—	844
Distribution fees (Investor Class) (Note 2)	3,147	—
Transfer agent fees (Note 2)	25,965	8,395
Custodian fees (Note 2)	5,751	5,216
Trustees’ and officers’ fees (Note 2)	3,538	4,396
Printing and shareholder reporting fees	7,050	8,236
Registration and filing fees	—	3,205
Legal fees	14,888	2,512
Audit fees	16,964	19,226
Other expenses	4,828	5,711

Total expenses before waivers and reimbursements	123,133	120,423

Recoupments and/or waivers, reimbursements (Note 2)	(119,987)	(109,196)

Net expenses after waivers and reimbursements	3,146	11,227

Net investment income	57,125	11,047

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	—	95,867
Net realized gain from affiliated investments	52,485	12,873
Net realized loss from securities sold short	—	(167,706)
Capital gain distributions from affiliated investments	255,261	6,305
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	—	59,091
Net change in unrealized appreciation/(depreciation) on affiliated investments	2,966,010	113,471
Net change in unrealized appreciation/(depreciation) on securities sold short	—	(12,412)

Net realized and unrealized gain on investments	3,273,756	107,489

Net increase in net assets resulting from operations	$3,330,881	$118,536

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$43,866	$(25,631)	$13,923	$5,192
Net realized gain/(loss) from investments and securities sold short	1,082,231	1,521,589	227,358	(35,372)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	561,747	17,893	42,113	269,689

Net increase in net assets resulting from operations	1,687,844	1,513,851	283,394	239,509

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	—	—	(24,607)	—
Net realized capital gains	(244,260)	—	(4,198)	—

Net decrease in net assets from dividends and distributions to shareholders	(244,260)	—	(28,805)	—

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	1,283,049	(2,955,285)	28,805	—

Total increase/(decrease) in net assets	2,726,633	(1,441,434)	283,394	239,509

Net assets
Beginning of year	12,004,392	13,445,826	2,238,600	1,999,091

End of year	$14,731,025	$12,004,392	$2,521,994	$2,238,600

Accumulated net investment income/(loss), end of year	$41,750	$(13,027)	$5,478	$18,875

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced 500 Fund		Gotham Enhanced 500 Core Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income	$126,221	$38,979	$25,891	$17,998
Net realized gain/(loss) from investments and securities sold short	3,245,792	1,726,182	398,479	(16,356)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	2,294,992	2,354,924	53,000	373,606

Net increase in net assets resulting from operations	5,667,005	4,120,085	477,370	375,248

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(42,759)	(66,405)	(33,012)	—
Net realized capital gains	(1,561,279)	—	(8,070)	—

Net decrease in net assets from dividends and distributions to shareholders	(1,604,038)	(66,405)	(41,082)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	4,921,125	534,486	46,082	25,000

Total increase in net assets	8,984,092	4,588,166	482,370	400,248

Net assets
Beginning of year	24,453,068	19,864,902	2,398,748	1,998,500

End of year	$33,437,160	$24,453,068	$2,881,118	$2,398,748

Accumulated net investment income, end of year	$150,674	$42,758	$25,689	$31,448

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Neutral 500 Fund		Gotham Hedged Plus Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$13,595	$(15,906)	$12,187	$1,922
Net realized gain/(loss) from investments and securities sold short	(116,497)	(91,876)	201,280	9,530
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	498,052	286,253	132,471	292,930

Net increase in net assets resulting from operations	395,150	178,471	345,938	304,382

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(3,742)	—	(18,183)	(21,994)
Net realized capital gains	(18,890)	—	(34,014)	(8,651)

Net decrease in net assets from dividends and distributions to shareholders	(22,632)	—	(52,197)	(30,645)

Increase in Net Assets from Capital Share Transactions (Note 4)	2,183,882	1,414,502	52,197	30,645

Total increase in net assets	2,556,400	1,592,973	345,938	304,382

Net assets
Beginning of year	3,592,973	2,000,000	2,319,496	2,015,114

End of year	$6,149,373	$3,592,973	$2,665,434	$2,319,496

Accumulated net investment income, end of year	$4,395	$57	$13,994	$18,182

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Hedged Core Fund		Gotham Defensive Long Fund
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$22,122	$14,026	$(9,390)	$(5,561)
Net realized gain/(loss) from investments and securities sold short	254,301	(35,583)	(11,934)	(108,013)
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	17,338	289,598	253,864	288,984

Net increase in net assets resulting from operations	293,761	268,041	232,540	175,410

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(35,113)	—	(10,050)	—
Net realized capital gains	(1,571)	—	(36,317)	—
Return of capital	—	—	(1,486)	—

Net decrease in net assets from dividends and distributions to shareholders	(36,684)	—	(47,853)	—

Increase in Net Assets from Capital Share Transactions (Note 4)	36,684	—	47,853	—

Total increase in net assets	293,761	268,041	232,540	175,410

Net assets
Beginning of year	2,267,132	1,999,091	2,173,910	1,998,500

End of year	$2,560,893	$2,267,132	$2,406,450	$2,173,910

Accumulated net investment income/(loss), end of year	$13,626	$27,359	$(6,313)	$8,720

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Defensive Long 500 Fund		Gotham Short Strategies Fund
	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017*
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$68,098	$22,039	$(24,062)	$35,361
Net realized gain/(loss) from investments, securities sold short and swaps	514,831	(163,098)	(11,154)	(126,103)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	1,013,167	981,335	(352,920)	208,203

Net increase/(decrease) in net assets resulting from operations	1,596,096	840,276	(388,136)	117,461

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(54,690)	—	(35,362)	—

Net decrease in net assets from dividends and distributions to shareholders	(54,690)	—	(35,362)	—

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	1,550,377	5,100,826	(16,313,315)	18,210,793 (a)

Total increase/(decrease) in net assets	3,091,783	5,941,102	(16,736,813)	18,328,254

Net assets
Beginning of period	7,939,602	1,998,500	18,328,254	—

End of period	$11,031,385	$7,939,602	$1,591,441	$18,328,254

Accumulated net investment income, end of period	$60,536	$39,573	$—	$35,361

*	The Fund commenced operations on July 31, 2017.
(a)

Gotham Short Strategies Fund had a subscription due to a reorganization in the amount of $17,422,918 on July 31, 2017. The subscription was composed of securities and cash in the amounts of $16,037,918 and $1,385,000, respectively, (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Large Value Fund		Gotham Total Return Fund
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
Net increase/(decrease) in net assets from operations:
Net investment income	$46,372	$28,845	$57,125	$12,488
Net realized gain from investments	333,656	287,235	307,746	33,486
Net change in unrealized appreciation/ (depreciation) on investments	348,120	69,528	2,966,010	1,821,128

Net increase in net assets resulting from operations	728,148	385,608	3,330,881	1,867,102

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(58,213)	(53,698)	(57,123)	(4,144)
Net realized capital gains	(280,936)	—	(11,054)	—
Investor Class Shares:
Net investment income	N/A	N/A	—	—
Net realized capital gains	N/A	N/A	—	—

Net decrease in net assets from dividends and distributions to shareholders	(339,149)	(53,698)	(68,177)	(4,144)

Increase in Net Assets from Capital Share Transactions (Note 4)	28,302,468	58,934	6,525,804	8,614,335

Total increase in net assets	28,691,467	390,844	9,788,508	10,477,293

Net assets
Beginning of year	2,626,730	2,235,886	18,539,171	8,061,878

End of year	$31,318,197	$2,626,730	$28,327,679	$18,539,171

Accumulated net investment income, end of year	$34,966	$46,807	$77	$1,994

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Master Neutral Fund
	For the Year	For the Period
	Ended	Ended
	September 30, 2018	September 30, 2017*
Net increase/(decrease) in net assets from operations:
Net investment income	$11,047	$4,336
Net realized gain/(loss) from investments and securities sold short	(52,661)	17,622
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	160,150	2,965

Net increase in net assets resulting from operations	118,536	24,923

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(10,039)	—
Net realized capital gains	(50,504)	—

Net decrease in net assets from dividends and distributions to shareholders	(60,543)	—

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(211,926)	4,050,000

Total increase/(decrease) in net assets	(153,933)	4,074,923

Net assets
Beginning of period	4,074,923	—

End of period	$3,920,990	$4,074,923

Accumulated net investment income, end of period	$807	$5,055

*	The Fund incepted on April 28, 2017.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow

	Gotham Absolute 500 Fund	Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
	For the Year	For the Year	For the Year
	Ended	Ended	Ended
	September 30, 2018	September 30, 2018	September 30, 2018
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$1,687,844	$283,394	$5,667,005

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(46,514,282)	(6,370,931)	(125,684,238)
Proceeds from disposition of long-term portfolio investments	45,629,938	6,465,155	117,368,100
Purchases to cover securities sold short	(34,554,089)	(3,950,548)	(74,136,026)
Proceeds from securities sold short	35,459,663	3,952,616	79,102,390
Net realized gain on investments and securities sold short	(1,082,231)	(227,358)	(3,245,792)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	(561,747)	(42,113)	(2,294,992)
Return of capital received from real estate investment trusts	3,447	545	9,092
Increase/(decrease) in deposits with brokers for securities sold short	(370,845)	29,016	140,402
Increase/(decrease) in receivable for securities sold	1,620,289	(38,359)	1,711,740
Decrease in cash collateral for securities lending	—	7,636	—
Increase in dividend and interest receivable	(6,265)	(1,134)	(27,948)
Increase in receivable from investment advisor	—	(6,848)	—
Increase in prepaid expenses and other assets	(27,895)	(1,359)	(15,033)
Increase/(decrease) in payable for investments purchased	(965,040)	37,287	(642,957)
Decrease in use of cash collateral from securities lending	(525,369)	(7,636)	(1,174,961)
Increase/(decrease) in dividends and fees payable for securities sold short	(2,069)	(74)	3,725
Increase/(decrease) in payable for investment advisor	1,672	(2,807)	3,741
Increase/(decrease) in accrued expense payable	(2,169)	10,954	8,763

Net cash provided by (used in) operating activities	(209,148)	137,436	(3,206,989)

Cash flows from financing activities:
Proceeds from shares sold	3,522,172	—	7,158,220
Payment of shares redeemed	(2,483,383)	—	(3,802,685)
Dividends and Distributions to Shareholders	—	—	(38,650)
Decrease in due to custodian	(230,348)	—	—

Net cash provided by (used in) financing activities	808,441	—	3,316,885

Net increase in cash	599,293	137,436	109,896

Cash at beginning of year	—	359,523	597,070

Cash at end of year	$599,293	$496,959	$706,966

Supplemental disclosure of cash flow information:

Cash paid/(received) during the year for financing charges	$(14,390)	$(1,820)	$185,938

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Continued)

	Gotham Enhanced 500 Core Fund	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund
	For the	For the	For the
	Year Ended	Year Ended	Year Ended
	September 30, 2018	September 30, 2018	September 30, 2018
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$477,370	$395,150	$345,938

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(8,393,720)	(19,786,985)	(8,637,004)
Proceeds from disposition of long-term portfolio investments	8,287,914	17,160,263	8,648,026
Purchases to cover securities sold short	(3,547,352)	(14,872,516)	(5,686,694)
Proceeds from securities sold short	3,625,648	17,143,975	5,800,204
Net realized gain/(loss) on investments and securities sold short	(398,479)	116,497	(201,280)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	(53,000)	(498,052)	(132,471)
Return of capital received from real estate investment trusts	699	737	681
Increase/(decrease) in deposits with brokers for securities sold short	388	(1,737,520)	(101,799)
Increase/(decrease) in receivable for securities sold	(16,269)	(112,803)	1,204
Decrease in cash collateral for securities lending	8,854	15,349	24,190
Increase in dividend and interest receivable	(1,690)	(5,470)	(913)
Increase/(decrease) in receivable from investment advisor	(8,210)	(4,829)	3,857
Increase/(decrease) in prepaid expenses and other assets	(1,637)	170	(16,774)
Increase/(decrease) in payable for investments purchased	17,162	92,704	(919)
Decrease in use of cash collateral from securities lending	(8,854)	(15,349)	(24,190)
Increase in dividends and fees payable for securities sold short	74	1,125	127
Decrease in payable for investment advisor	(2,769)	—	—
Increase in accrued expense payable	9,058	9,661	10,420

Net cash provided by (used in) operating activities	(4,813)	(2,097,893)	32,603

Cash flows from financing activities:
Proceeds from shares sold	5,000	2,704,992	—
Payment of shares redeemed	—	(176,248)	—

Net cash provided by (used in) financing activities	5,000	2,528,744	—

Net increase in cash	187	430,851	32,603

Cash at beginning of year	4,971	107,575	364,129

Cash at end of year	$5,158	$538,426	$396,732

Supplemental disclosure of cash flow information:

Cash paid/(received) during the year for financing charges	$7,222	$(37,137)	$1,001

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2018
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$232,540	$1,596,096

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(9,243,348)	(41,481,316)
Proceeds from disposition of long-term portfolio investments	9,454,580	38,268,256
Purchases to cover securities sold short	(4,885,392)	(24,307,245)
Proceeds from securities sold short	4,698,844	25,976,798
Net realized gain/(loss) on investments and securities sold short	11,934	(514,831)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	(253,864)	(1,013,167)
Return of capital received from real estate investment trusts	14	5,254
Increase/(decrease) in deposits with brokers for securities sold short	9,739	(14,158)
Increase in receivable for securities sold	(39,025)	(368,831)
Decrease in cash collateral for securities lending	31,374	58,677
Increase in dividend and interest receivable	(908)	(12,578)
Increase in receivable from investment advisor	4,524	—
Increase/(decrease) in prepaid expenses and other assets	(54)	82
Increase in payable for investments purchased	40,705	527,491
Decrease in use of cash collateral from securities lending	(31,374)	(58,677)
Increase in dividends and fees payable for securities sold short	38	1,726
Decrease in payable for investment advisor	—	(601)
Increase in accrued expense payable	26,701	11,009

Net cash provided by (used in) operating activities	57,028	(1,326,015)

Cash flows from financing activities:
Proceeds from shares sold	—	1,745,272
Payment of shares redeemed	—	(249,585)
Decrease in due to custodian	(31,678)	—

Net cash provided by (used in) financing activities	(31,678)	1,495,687

Net increase in cash	25,350	169,672

Cash at beginning of year	—	48,122

Cash at end of year	$25,350	$217,794

Supplemental disclosure of cash flow information:

Cash paid during the year for financing charges	$19,199	$58,032

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute 500 Fund
	Institutional Class Shares
	For the Year Ended September 30,	For the Year Ended September 30,	For the Year Ended September 30,	For the Period Ended September 30,		For the Period Ended April 30,
	2018	2017	2016	2015*		2015**
Per Share Operating Performance
Net asset value, beginning of year/period	$11.50	$10.21	$9.80	$10.47		$10.00

Net investment income/(loss)(1)	0.04	(0.02)	(0.02)	(0.03)		(0.09)
Net realized and unrealized gain/(loss) on investments	1.54	1.31	0.77	(0.64)		0.78

Total from investment operations	1.58	1.29	0.75	(0.67)		0.69

Dividends and distributions to shareholders from:
Net investment income	—	—	—	—		—
Net realized capital gains	(0.24)	—	(0.16)	—		(0.23)
Return of capital	—	—	(0.19)	—		—

Total dividends and distributions to shareholders	(0.24)	—	(0.35)	—		(0.23)

Redemption fees	—	—	0.01	—		0.01

Net asset value, end of year/period	$12.84	$11.50	$10.21	$9.80		$10.47

Total investment return(2)	13.91%	12.63%	7.88%	(6.40)%		6.98%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$14,731	$12,004	$13,446	$15,801		$10,583
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.76%	3.20%	3.80%	4.22	%(4)	4.13	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	3.21%	3.78%	4.00%	4.75	%(4)	5.92	%(4)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.34%	(0.20)%	(0.19)%	(0.69	)%(4)	(1.15	)%(4)
Portfolio turnover rate	243.25%	203.65%	251.62%	126.07	%(6)	327.45	%(6)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.50%, 1.50%, 1.84%, 2.25% and 2.25% for the years ended September 30, 2018, 2017 and 2016, and the periods ended September 30, 2015, and April 30, 2015, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute 500 Core Fund
	Institutional Class Shares
	For the	For the	For the
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.19	$10.00	$10.00

Net investment income(1)	0.07	0.03	—
Net realized and unrealized gain/(loss) on investments	1.34	1.16	(0.00	)(2)

Total from investment operations	1.41	1.19	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.12)	—	—
Net realized capital gains	(0.02)	—	—

Total dividends and distributions to shareholders	(0.14)	—	—

Redemption fees	—	—	—

Net asset value, end of year/period	$12.46	$11.19	$10.00

Total investment return(3)	12.72%	11.90%	0.00%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,522	$2,239	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.93%	2.15%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(5)	4.30%	5.33%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.58%	0.25%	—
Portfolio turnover rate	238.83%	244.96%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15% and 1.15% for the years ended September 30, 2018 and 2017, respectively.

(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Gotham Enhanced 500 Fund
	Institutional Class Shares
	For the	For the	For the		For the
	Year	Year	Year		Period
	Ended	Ended	Ended		Ended
	September 30,	September 30,	September 30,		September 30,
	2018	2017	2016		2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.20	$10.22	$8.99		$10.00

Net investment income/(loss)(1)	0.06	0.02	0.03		(0.02)
Net realized and unrealized gain/(loss) on investments	2.50	1.99	1.26		(0.99)

Total from investment operations	2.56	2.01	1.29		(1.01)

Dividends and distributions to shareholders from:
Net investment income	(0.02)	(0.03)	(0.01)		—
Net realized capital gains	(0.76)	—	(0.05)		—

Total dividends and distributions to shareholders	(0.78)	(0.03)	(0.06)		—

Redemption fees	—	—	0.00	(2)	—

Net asset value, end of year/period	$13.98	$12.20	$10.22		$8.99

Total investment return(3)	21.68%	19.73%	14.43	%(4)	(10.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$33,437	$24,453	$19,865		$6,067
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(5)	3.61%	3.83%	4.09%		4.40	%(6)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)(7)	3.79%	4.18%	4.69%		5.54	%(6)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.43%	0.17%	0.29%		(0.24	)%(6)
Portfolio turnover rate	215.69%	192.91%	219.41%		355.33	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.50%, 1.50%, 1.77% and 2.25% for the years ended September 30, 2018, 2017 and 2016 and the period ended September 30, 2015, respectively.

(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced 500 Core Fund
	Institutional Class Shares
	For the	For the	For the
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.86	$9.99	$10.00

Net investment income(1)	0.13	0.09	—
Net realized and unrealized gain/(loss) on investments	2.20	1.78	(0.01)

Total from investment operations	2.33	1.87	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.16)	—	—
Net realized capital gains	(0.04)	—	—

Total dividends and distributions to shareholders	(0.20)	—	—

Redemption fees	—	—	—

Net asset value, end of year/period	$13.99	$11.86	$9.99

Total investment return(2)	19.86%	18.60%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,881	$2,399	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.10%	2.21%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(4)	4.24%	5.28%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.97%	0.83%	—
Portfolio turnover rate	223.96%	237.06%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15% and 1.15% for the years ended September 30, 2018 and 2017, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral 500 Fund
	Institutional Class Shares
	For the	For the
	Year	Year
	Ended	Ended
	September 30,	September 30,
	2018	2017*
Per Share Operating Performance
Net asset value, beginning of year	$10.77	$10.00

Net investment income/(loss)(1)	0.03	(0.07)
Net realized and unrealized gain on investments	0.95	0.84

Total from investment operations	0.98	0.77

Dividends and distributions to shareholders from:
Net investment income	(0.01)	—
Net realized capital gains	(0.05)	—

Total dividends and distributions to shareholders	(0.06)	—

Redemption fees	—	—

Net asset value, end of year	$11.69	$10.77

Total investment return(2)	9.09%	7.70%
Ratio/Supplemental Data
Net assets, end of year (in 000s)	$6,149	$3,593
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.43%	3.24%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(4)	3.45%	6.02%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.26%	(0.64)%
Portfolio turnover rate	268.58%	201.65%

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.50% and 1.50% for the years ended September 30, 2018 and 2017, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Plus Fund
	Institutional Class Shares
	For the	For the	For the
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.43	$10.08	$10.00

Net investment income(1)	0.06	0.01	0.00	(2)
Net realized and unrealized gain on investments	1.64	1.49	0.08

Total from investment operations	1.70	1.50	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.11)	—
Net realized capital gains	(0.17)	(0.04)	—

Total dividends and distributions to shareholders	(0.26)	(0.15)	—

Redemption fees	—	—	—

Net asset value, end of year/period	$12.87	$11.43	$10.08

Total investment return(3)	15.00%	15.01%	0.80%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,665	$2,319	$2,015
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.71%	3.10%	3.13	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	5.57%	8.46%	8.17	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.48%	0.09%	0.00	%(5)(7)
Portfolio turnover rate	226.84%	182.53%	151.89	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15% and 1.15% for the years ended September 30, 2018 and 2017 and the period ended September 30, 2016, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Amount is less than 0.005%.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Core Fund
	Institutional Class Shares
	For the	For the	For the
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.34	$10.00	$10.00

Net investment income(1)	0.11	0.07	—
Net realized and unrealized gain/(loss) on investments	1.35	1.27	(0.00	)(2)

Total from investment operations	1.46	1.34	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.18)	—	—
Net realized capital gains	(0.01)	—	—

Total dividends and distributions to shareholders	(0.19)	—	—

Redemption fees	—	—	—

Net asset value, end of year/period	$12.61	$11.34	$10.00

Total investment return(3)	12.93%	13.40%	0.00%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,561	$2,267	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.16%	1.40%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(5)	3.85%	4.91%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.91%	0.66%	—
Portfolio turnover rate	220.76%	248.96%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 0.85% and 0.85% for the years ended September 30, 2018 and 2017, respectively.

(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long Fund
	Institutional Class Shares
	For the	For the	For the
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.87	$9.99	$10.00

Net investment loss(1)	(0.05)	(0.03)	—
Net realized and unrealized gain/(loss) on investments	1.20	0.91	(0.01)

Total from investment operations	1.15	0.88	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.05)	—	—
Net realized capital gains	(0.18)	—	—
Return of capital	(0.01)	—	—

Total dividends and distributions to shareholders	(0.24)	—	—

Net asset value, end of year/period	$11.78	$10.87	$9.99

Total investment return(2)	10.68%	8.70%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,406	$2,174	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	3.63%	3.62%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(4)	8.03%	8.27%	—
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.41)%	(0.27)%	—
Portfolio turnover rate	224.53%	262.95%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 2.15% and 2.15% for the years ended September 30, 2018 and 2017, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long 500 Fund
	Institutional Class Shares
	For the	For the	For the
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.71	$9.99	$10.00

Net investment income(1)	0.09	0.04	—
Net realized and unrealized gain/(loss) on investments	2.06	1.68	(0.01)

Total from investment operations	2.15	1.72	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.08)	—	—

Total dividends and distributions to shareholders	(0.08)	—	—

Redemption fees	—	—	—

Net asset value, end of year/period	$13.78	$11.71	$9.99

Total investment return(2)	18.42%	17.10%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$11,031	$7,940	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	3.51%	3.80%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(4)	4.08%	5.01%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.73%	0.39%	—
Portfolio turnover rate	219.67%	259.21%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.50% and 1.50% for the years ended September 30, 2018 and 2017, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Short Strategies Fund
	Institutional Class Shares
	For the	For the
	Year	Period
	Ended	Ended
	September 30,	September 30,
	2018	2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.07	$10.00

Net investment income/(loss)(1)	(0.03)	0.02
Net realized and unrealized gain/(loss) on investments	(0.97)	0.05

Total from investment operations	(1.00)	0.07

Dividends and distributions to shareholders from:
Net investment income	(0.02)	—

Total dividends and distributions to shareholders	(0.02)	—

Redemption fees	—	—

Net asset value, end of year/period	$9.05	$10.07

Total investment return(2)	(9.90)%	0.70%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$1,591	$18,328
Ratio of expenses to average net assets with waivers and reimbursements, if any	1.35%	1.35	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements, if any(4)	2.49%	3.06	%(3)
Ratio of net investment income/(loss) to average net assets	(0.30)%	1.19	%(3)
Portfolio turnover rate	591.12%	165.16	%(5)(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been shown (See Note 2).
(5)	Portfolio turnover rate excludes securities received from processing a subscription due to a reorganization (See Note 1).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Large Value Fund
	Institutional Class Shares
	For the	For the	For the
	Year	Year	Period
	Ended	Ended	Ended
	September 30,	September 30,	September 30,
	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.46	$10.87	$10.00

Net investment income(1)	0.14	0.14	0.11
Net realized and unrealized gain on investments	2.03	1.71	0.76

Total from investment operations	2.17	1.85	0.87

Dividends and distributions to shareholders from:
Net investment income	(0.28)	(0.26)	—
Net realized capital gains	(1.33)	—	—

Total dividends and distributions to shareholders	(1.61)	(0.26)	—

Redemption fees	—	—	—

Net asset value, end of year/period	$13.02	$12.46	$10.87

Total investment return(2)	18.93%	17.31%	8.70%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$31,318	$2,627	$2,236
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.88%	0.95%	0.95	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	2.19%	4.40%	4.90	%(3)
Ratio of net investment income to average net assets	1.12%	1.19%	1.41	%(3)
Portfolio turnover rate	670.00%	168.54%	243.77	%(5)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Gotham Total Return Fund
	Institutional Class Shares
	For the	For the	For the	For the
	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2016	2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.60	$10.02	$9.33	$10.00

Net investment income/(loss)(1)	0.03	0.01	0.17	(0.01)
Net realized and unrealized gain/(loss) on investments	1.80	1.58	0.72	(0.66)

Total from investment operations	1.83	1.59	0.89	(0.67)

Dividends and distributions to shareholders from:
Net investment income	(0.04)	(0.01)	(0.18)	—
Net realized capital gains	(0.01)	—	(0.02)	—

Total dividends and distributions to shareholders	(0.05)	(0.01)	(0.20)	—

Redemption fees	—	—	—	0.00	(2)

Net asset value, end of year/period	$13.38	$11.60	$10.02	$9.33

Total investment return(3)	15.73%	15.82%	9.65%	(6.70)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$26,218	$18,539	$8,062	$7,010
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00%	0.02%	0.17%	0.18	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.51%	0.74%	1.55%	1.57	%(4)
Ratio of net investment income/(loss) to average net assets	0.27%	0.09%	1.78%	(0.18	)%(4)
Portfolio turnover rate	1.07%	27.24%	5.85%	42.30	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund
	Investor Class Shares
	For the
	Period
	Ended
	September 30,
	2018*
Per Share Operating Performance
Net asset value, beginning of period	$12.60

Net investment loss(1)	(0.02)
Net realized and unrealized gain on investments	0.77

Total from investment operations	0.75

Dividends and distributions to shareholders from:
Net investment income	—
Net realized capital gains	—

Total dividends and distributions to shareholders	—

Redemption fees	—

Net asset value, end of period	$13.35

Total investment return(2)	5.95%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$2,110
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.25	%(3)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	0.76	%(3)
Ratio of net investment loss to average net assets	(0.24	)%(3)
Portfolio turnover rate	1.07	%(5)

*	Investor class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $12.60 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Master Neutral Fund
	Institutional Class Shares
	For the	For the
	Year	Period
	Ended	Ended
	September 30,	September 30,
	2018	2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.08	$10.00

Net investment income(1)	0.03	0.01
Net realized and unrealized gain on investments	0.24	0.07

Total from investment operations	0.27	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.02)	—
Net realized capital gains	(0.12)	—

Total dividends and distributions to shareholders	(0.14)	—

Redemption fees	—	—

Net asset value, end of year/period	$10.21	$10.08

Total investment return(2)	2.79%	0.80%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$3,921	$4,075
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	0.28%	0.31	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	3.05%	4.60	%(4)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.28%	0.35	%(4)
Portfolio turnover rate	169.62%	96.82	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 0.26% and 0.31% for the year ended September 30, 2018 and the period ended September 30, 2017, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

September 30, 2018

1. Organization and Significant Accounting Policies

The Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced 500 Fund, the Gotham Enhanced 500 Core Fund, the Gotham Neutral 500 Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long Fund, the Gotham Defensive Long 500 Fund, the Gotham Short Strategies Fund, the Gotham Large Value Fund (formerly, Gotham Institutional Value Fund), the Gotham Total Return Fund and the Gotham Master Neutral Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Total Return Fund offers one class of shares, Institutional Class. The Gotham Total Return Fund offers two classes of shares, Institutional and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Absolute 500 Fund (“Absolute 500”)	July 31, 2014
Gotham Absolute 500 Core Fund (“Absolute 500 Core”)	September 30, 2016
Gotham Enhanced 500 Fund (“Enhanced 500”)	December 31, 2014
Gotham Enhanced 500 Core Fund (“Enhanced 500 Core”)	September 30, 2016
Gotham Neutral 500 Fund (“Neutral 500”)	October 1, 2016
Gotham Hedged Plus Fund (“Hedged Plus”)	March 31, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016
Gotham Defensive Long Fund (“Defensive Long”)	September 30, 2016
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Short Strategies Fund (“Short Strategies”)	July 31, 2017
Gotham Large Value Fund (“Large Value”)	December 31,2015
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015
Gotham Master Neutral Fund (“Master Neutral”)	April 28, 2017

All the Funds except for the Large Value, Total Return and Master Neutral seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Total Return seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham. Master Neutral seeks to achieve its investment objective by primarily investing in other funds advised by Gotham, but also in long and short positions of U.S. equity securities.

On July 31, 2017, Short Strategies (“GSSFX”), as the result of a reorganization, acquired substantially all of the assets of a privately offered fund (“Predecessor Fund”) managed by Gotham Asset Management, LLC, in exchange for Institutional Class shares of GSSFX. The Predecessor Fund was organized and commenced operations in February 2008, and had an investment objective, investment policies, and restrictions that were, in all material respects, equivalent to those of GSSFX. The Predecessor Fund was not registered as an investment company under the 1940 Act and was not subject to certain investment limitations, diversification requirements, liquidity requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). This reorganization transaction was structured to qualify as a non-taxable transaction under the Code. In connection with this reorganization, the Predecessor Fund and GSSFX each valued its respective securities pursuant to the same valuation procedures. For financial statement purposes, assets received and shares issued by GSSFX were recorded at fair value, and GSSFX recorded the cost of such investments at their historical cost as recorded by the Predecessor Fund. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of GSSFX’s unrealized depreciation at the time of reorganization (GSSFX had no assets or liabilities prior to the reorganization) as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

	Predecessor Fund investments, at value at time of reorganization	Predecessor Fund cost of investments at time of reorganization	Predecessor Fund net assets at time of reorganization	Predecessor Fund unrealized (depreciation) at time of reorganization	Net assets of GSSFX immediately after reorganization
Short Strategies	$16,037,918	$16,042,925	$17,422,918	$(5,007)	$17,422,918

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board

Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a common stock security with end of year value of $2 held by Defensive Long; a U.S. Treasury Obligation with the end of year value of $197,319 held by Master Neutral; and total return swap with an unrealized depreciation of $(128,551) held by Short Strategies. These securities are considered Level 2 as of and for the year ended September 30, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2018, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve months from inception of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

Recent Accounting Pronouncement — In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update, Statement of Cash Flows (Topic 230): Restricted Cash, which requires entities to include the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the beginning and ended cash balances in the statement of cash flows. The guidance applies retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2017. Management is currently evaluating the impact of this guidance to the Funds’ presentation in the statement of cash flows.

Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of September 30, 2018, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute 500	$12,155,037	$14,044,258	$6,132,065
Absolute 500 Core	1,281,484	2,166,697	520,934
Enhanced 500	28,780,298	41,019,166	2,592,182
Enhanced 500 Core	1,157,569	2,719,419	44,182
Neutral 500	5,944,036	6,403,143	4,076,054
Hedged Plus	2,341,195	3,079,894	670,047
Hedged Core	922,716	1,763,863	672,050
Defensive Long	1,806,523	3,147,394	54,142
Defensive Long 500	9,381,553	14,334,010	42,738
Master Neutral	1,159,367	1,283,694	912,032

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the year ended September 30, 2018:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

Rebate (Income)/Fees
Absolute 500	$(138,002)
Absolute 500 Core	(15,375)
Enhanced 500	(321,641)
Enhanced 500 Core	(13,561)
Neutral 500	(66,469)
Hedged Plus	(29,123)
Hedged Core	(11,856)
Defensive Long	(15,885)
Defensive Long 500	(102,893)
Master Neutral	(13,693)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the year ended September 30, 2018:

	Short Sales Proceeds	Financing Charges
Absolute 500	$5,783,059	$105,348
Absolute 500 Core	746,486	13,555
Enhanced 500	25,533,711	447,480
Enhanced 500 Core	1,102,892	20,783
Neutral 500	1,793,264	29,332
Hedged Plus	1,643,857	30,123
Hedged Core	241,847	3,796
Defensive Long	1,740,019	35,084
Defensive Long 500	9,043,959	160,925
Master Neutral	239,014	3,190

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the year ended September 30, 2018, only Short Strategies held total return swaps.

For the year ended September 30, 2018, the quarterly average volume of the total return swaps were as follows:

Notional Amount
Short Strategies	$(12,479,465)

Counterparty Risk — Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risks — The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount**
Short Strategies	$(130,050)	$—	$(130,050)	$—	$130,050	$—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral pledged may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

Absolute 500	1.35%
Absolute 500 Core	1.00%
Enhanced 500	1.35%
Enhanced 500 Core	1.00%
Neutral 500	1.35%
Hedged Plus	1.00%
Hedged Core	0.70%
Defensive Long	2.00%
Defensive Long 500	1.35%
Short Strategies	1.35%
Large Value(1)	0.75%
Total Return(2)	—%
Master Neutral(2)	0.30%

(1)	Prior to August 31, 2018, the investment advisory fee was 0.80%.
(2)

For Total Return and Master Neutral (individually, the “Fund”, collectively, the “Funds”), Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% and 0.75%, respectively, of Total Return and Master Neutral’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Funds on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. Total Return does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets. Master Neutral expects to invest 40% of its assets in securities directly; the Fund will pay an investment advisory fee on such directly invested assets.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Total Return and Master Neutral, exclusive of management fees, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the year ended September 30, 2018.

	Institutional Class	Investor Class	Termination Date
Absolute 500	1.50%	N/A	January 31, 2020
Absolute 500 Core	1.15%	N/A	January 31, 2020
Enhanced 500	1.50%	N/A	January 31, 2020
Enhanced 500 Core	1.15%	N/A	January 31, 2020
Neutral 500	1.50%	N/A	January 31, 2020
Hedged Plus	1.15%	N/A	January 31, 2020
Hedged Core	0.85%	N/A	January 31, 2020
Defensive Long	2.15%	N/A	January 31, 2020
Defensive Long 500	1.50%	N/A	January 31, 2020
Short Strategies	1.35%	N/A	July 31, 2020
Large Value(1)	0.75%	N/A	January 31, 2020
Total Return	0.00%	0.25%	January 31, 2020
Master Neutral(2)	0.00%	N/A	January 31, 2020

(1)	Prior to August 31, 2018, the Expense Limitation was 0.95%.
(2)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

For the year ended September 30, 2018, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute 500	$176,575	$(58,359)	$118,216
Absolute 500 Core	23,936	(56,851)	(32,915)
Enhanced 500	393,676	(53,311)	340,365
Enhanced 500 Core	26,559	(56,635)	(30,076)
Neutral 500	71,359	(53,846)	17,513
Hedged Plus	25,205	(71,946)	(46,741)
Hedged Core	16,994	(65,442)	(48,448)
Defensive Long	46,246	(101,867)	(55,621)
Defensive Long 500	126,723	(54,068)	72,655
Short Strategies	109,960	(93,082)	16,878
Large Value	32,371	(54,224)	(21,853)
Total Return	—	(119,987)	(119,987)
Master Neutral	11,704	(109,196)	(97,492)

For all funds except for Absolute 500, Enhanced 500, Large Value, Total Return, Short Strategies and Master Neutral, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. For Absolute 500, Enhanced 500, Large Value, Total Return and Master Neutral, the Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. Short Strategies is not entitled to recoup any amounts reduced or reimbursed by the Adviser. As of September 30, 2018, the amount of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration	Expiration	Expiration
	09/30/2019	09/30/2020	09/30/2021
Absolute 500	$32,059	$74,474	$58,359
Absolute 500 Core	N/A	66,947	56,851
Enhanced 500	76,809	82,079	53,311
Enhanced 500 Core	N/A	66,803	56,635
Neutral 500	N/A	69,432	53,846
Hedged Plus	49,689	117,002	71,946
Hedged Core	N/A	74,311	65,442
Defensive Long	N/A	97,415	101,867
Defensive Long 500	N/A	68,706	54,068
Large Value	59,712	83,569	54,224
Total Return
Institutional Class	107,341	23,788	113,536
Investor Class	N/A	N/A	6,451
Master Neutral	N/A	—	109,196

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Total Return, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Total Return compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Total Return’s average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the year ended September 30, 2018 was $10,027. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following tables list each issuer owned by Total Return and Master Neutral that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during year ended September 30, 2018:

Total Return
	Value at	Purchase	Dividend	Sales	Net Realized	Change in Unrealized Appreciation/	Value at	Shares Held at
Name of Issuer	9/30/17	Cost	Income	Proceeds	Gain	(Depreciation)	9/30/18	9/30/18
Absolute 500	$3,657,474	$1,488,256	$78,598	$—	$—	$494,618	$5,640,348	439,279
Defensive Long 500	5,570,810	1,778,813	38,540	—	—	1,133,154	8,482,777	615,586
Enhanced 500	2,813,333	1,005,595	181,501	104,193	19,419	488,950	4,223,104	302,082
Index Plus Fund	3,763,049	1,114,385	15,596	143,720	33,066	864,590	5,631,370	358,230
Gotham Neutral Fund	2,617,503	1,611,896	—	—	—	(15,302)	4,214,097	411,131

Master Neutral
	Value at	Purchase	Dividend	Sales	Net Realized	Change in Unrealized Appreciation/	Value at	Shares Held at
Name of Issuer	9/30/17	Cost	Income	Proceeds	Gain	(Depreciation)	9/30/18	9/30/18
Neutral 500	$1,438,366	$95,053	$1,249	$174,993	$9,821	$110,235	$1,478,482	126,474
Gotham Neutral Fund	1,000,934	62,499	—	124,999	3,052	3,236	944,722	92,168

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

3. Investment in Securities

For the year ended September 30, 2018 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute 500	$46,351,710	$45,459,764
Absolute 500 Core	6,346,514	6,440,169
Enhanced 500	125,142,290	116,808,362
Enhanced 500 Core	8,358,672	8,252,284
Neutral 500	19,704,988	17,076,554
Hedged Plus	8,603,137	8,612,641
Hedged Core	5,285,431	5,337,409
Defensive Long	9,175,719	9,385,637
Defensive Long 500	41,252,964	38,036,556
Short Strategies	117,190,323	158,410,390
Large Value	64,143,287	36,302,756
Total Return	6,998,945	247,913
Master Neutral	6,058,402	6,143,379

For the year ended September 30, 2018, Master Neutral had purchases and sales of U.S. Government securities in the amount of $195,591 and $200,000, respectively.

4. Capital Share Transactions

For the periods ended September 30, 2018 and September 30, 2017, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended September 30, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Absolute 500:
Institutional Class Shares:
Sales	290,375	$3,522,172	228,505	$2,473,111
Reinvestments	20,254	244,260	—	—
Redemption Fees*	—	—	—	—
Redemptions	(207,884)	(2,483,383)	(500,946)	(5,428,396)

Net Increase (Decrease)	102,745	$1,283,049	(272,441)	$(2,955,285)

Absolute 500 Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	2,466	28,805	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	2,466	$28,805	—	$—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

	For the Period Ended September 30, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Enhanced 500:
Institutional Class Shares:
Sales	554,379	$7,158,422	648,594	$7,239,119
Reinvestments	124,633	1,565,388	5,728	62,726
Redemption Fees*	—	—	—	—
Redemptions	(291,427)	(3,802,685)	(593,745)	(6,767,359)

Net Increase	387,585	$4,921,125	60,577	$534,486

Enhanced 500 Core:
Institutional Class Shares:
Sales	394	$5,000	2,256	$25,000
Reinvestments	3,263	41,082	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	3,657	$46,082	2,256	$25,000

Neutral 500:(1)
Institutional Class Shares:
Sales	206,036	$2,337,498	133,553	$1,414,502
Reinvestments	2,022	22,632	—	—
Redemption Fees*	—	—	—	—
Redemptions	(15,422)	(176,248)	—	—

Net Increase	192,636	$2,183,882	133,553	$1,414,502

Hedged Plus:
Institutional Class Shares:
Sales	—	$—	1,426	$15,323
Reinvestments	4,321	52,197	1,425	15,322
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	4,321	$52,197	2,851	$30,645

Hedged Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	3,111	36,684	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	3,111	$36,684	—	$—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

	For the Period Ended September 30, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Defensive Long:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	4,254	47,853	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	4,254	$47,853	—	$—

Defensive Long 500:
Institutional Class Shares:
Sales	137,195	$1,745,272	505,581	$5,411,674
Reinvestments	4,344	54,690	—	—
Redemption Fees*	—	—	—	—
Redemptions	(18,865)	(249,585)	(27,848)	(310,848)

Net Increase	122,674	$1,550,377	477,733	$5,100,826

Short Strategies:(2)(3)
Institutional Class Shares:
Sales	19,864	$197,027	1,820,601	$18,210,793
Reinvestments	3,605	35,362	—	—
Redemption Fees*	—	—	—	—
Redemptions	(1,668,231)	(16,545,704)	—	—

Net Increase (Decrease)	(1,644,762)	$(16,313,315)	1,820,601	$18,210,793

Large Value:
Institutional Class Shares:
Sales	2,165,510	$27,963,591	2,807	$31,611
Reinvestments	29,136	339,149	2,473	27,581
Redemption Fees*	—	—	—	—
Redemptions	(23)	(272)	(23)	(258)

Net Increase	2,194,623	$28,302,468	5,257	$58,934

Total Return:
Institutional Class Shares:
Sales	358,546	$4,505,412	816,663	$8,866,330
Reinvestments	5,446	68,176	195	2,105
Redemption Fees*	—	—	—	—
Redemptions	(3,460)	(43,660)	(22,667)	(254,100)

Net Increase	360,532	$4,529,928	794,191	$8,614,335

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

	For the Period Ended September 30, 2018		For the Period Ended September 30, 2017
	Shares	Value	Shares	Value
Total Return:
Investor Class Shares:(4)
Sales	169,733	$2,145,361	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	(11,726)	(149,485)	—	—

Net Increase	158,007	$1,995,876	—	$—

Master Neutral:(5)
Institutional Class Shares:
Sales	24,390	$250,000	404,167	$4,050,000
Reinvestments	3,762	38,074	—	—
Redemption Fees*	—	—	—	—
Redemptions	(48,403)	(500,000)	—	—

Net Increase (Decrease)	(20,251)	$(211,926)	404,167	$4,050,000

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	Gotham Neutral 500 Fund issued its initial shares on September 30, 2016. The Fund commenced operations October 1, 2016.
(2)	The Fund incepted on July 31, 2017. The Fund commenced operations on August 1, 2017.
(3)

Gotham Short Strategies Fund had a subscription due to a reorganization in the amount of $17,422,918 on July 31, 2017. The subscription was composed of securities and cash in the amounts of $16,037,918 and $1,385,000, respectively, (See Note 1).

(4)	Investor Class Shares of Total Return incepted on December 29, 2017. The Fund commenced operations on January 2, 2018.
(5)	The Fund incepted on April 28, 2017. The Fund commenced operation on May 1, 2017.

As of September 30, 2018, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Absolute 500
Affiliated Fund	38%
Enhanced 500
Affiliated Shareholders	38%
Affiliated Fund	13%
Neutral 500
Affiliated Fund	23%
Defensive Long 500
Affiliated Fund	77%
Short Strategies
Affiliated Shareholders	86%
Total Return
Affiliated Shareholders	29%

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

5. Securities Lending

All Funds except for Large Value may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the year ended September 30, 2018, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of September 30, 2018 and the income generated from the programs during the year ended September 30, 2018, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Absolute 500	$786,855	$802,058	$—	$ 16
Absolute 500 Core	37,000	—	37,794	48
Enhanced 500	2,521,058	2,566,989	—	36
Enhanced 500 Core	57,558	1,605	56,949	90
Neutral 500	38,028	—	38,535	48
Hedged Plus	1,852	1,903	—	65
Hedged Core	32,787	1,817	31,583	51
Defensive Long	135,847	12,856	131,027	546
Defensive Long 500	246,777	—	250,692	320

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of September 30, 2018:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Absolute 500	$786,855	$—	$786,855	$—	$(786,855)	$—
Absolute 500 Core	37,000	—	37,000	—	(37,000)	—
Enhanced 500	2,521,058	—	2,521,058	—	(2,521,058)	—
Enhanced 500 Core	57,558	—	57,558	—	(57,558)	—
Neutral 500	38,028	—	38,028	—	(38,028)	—
Hedged Plus	1,852	—	1,852	—	(1,852)	—
Hedged Core	32,787	—	32,787	—	(32,787)	—
Defensive Long	135,847	—	135,847	—	(135,847)	—
Defensive Long 500	246,777	—	246,777	—	(246,777)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent differences as of September 30, 2018, primarily attributed to non-deductible expenses, net operating loss, capitalized dividends on short sales and registered investment companies distribution to long-term capital gains were reclassified among the following accounts:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Accumulated Net Realized Loss	Increase/(Decrease) Additional Paid-In Capital
Absolute 500	$10,911	$(10,911)	$ —
Absolute 500 Core	(2,713)	2,713	—
Enhanced 500	24,454	(24,454)	—
Enhanced 500 Core	1,362	(1,362)	—
Neutral 500	(5,515)	5,519	(4)
Hedged Plus	1,808	(1,808)	—
Hedged Core	(742)	742	—
Defensive Long	4,407	(746)	(3,661)
Defensive Long 500	7,555	(7,555)	—
Short Strategies	24,063	—	(24,063)
Total Return	(1,919)	1,919	—
Master Neutral	(5,256)	5,256	—

The tax character of distributions paid by the Funds during the year ended September 30, 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute 500	$—	$244,260	$—
Absolute 500 Core	28,805	—	—
Enhanced 500	42,759	1,561,279	—
Enhanced 500 Core	41,082	—	—
Neutral 500	14,644	7,988	—
Hedged Plus	18,183	34,014	—
Hedged Core	36,682	—	—
Defensive Long	10,050	36,317	1,486
Defensive Long 500	54,690	—	—
Short Strategies	35,362	—	—
Large Value	77,525	261,624	—
Total Return	59,042	9,135	—
Master Neutral	60,544	—	—

The tax character of distributions paid by the Funds during the year/period ended September 30, 2017 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced 500	$66,405	$—	$—
Hedged Plus	30,645	—	—
Large Value	53,698	—	—
Total Return	4,144	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2018

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute 500	$ —	$ 41,750	$ 1,281,681	$1,741,166	$—	$ —
Absolute 500 Core	—	5,478	262,123	238,218	—	—
Enhanced 500	—	150,674	4,028,575	4,873,783	—	—
Enhanced 500 Core	—	25,689	447,994	348,848	—	—
Neutral 500	—	4,396	59,291	501,051	—	—
Hedged Plus	—	13,994	270,974	342,715	—	—
Hedged Core	—	13,626	286,197	237,043	—	—
Defensive Long	—	—	—	404,296	—	(27,300)
Defensive Long 500	—	60,991	816,435	1,516,017	—	—
Short Strategies	(103,474)	—	—	(178,500)	—	—
Large Value	—	121,522	341,484	483,096	—	—
Total Return	—	77	307,716	4,768,493	—	—
Master Neutral	(42,755)	807	—	124,863	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2018, were primarily attributed to wash sales on unsettled short sales, deferred of loss on unsettled trades, realized gain/loss on unsettled swaps and net dividend receivable and payable on unsettled swaps. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute 500	$19,497,253	$2,945,417	$(1,204,251)	$1,741,166
Absolute 500 Core	2,600,371	370,685	(132,467)	238,218
Enhanced 500	57,569,891	7,922,085	(3,048,302)	4,873,783
Enhanced 500 Core	3,688,412	483,647	(134,799)	348,848
Neutral 500	7,085,457	1,054,325	(553,274)	501,051
Hedged Plus	3,634,520	570,311	(227,596)	342,715
Hedged Core	2,262,035	353,434	(116,391)	237,043
Defensive Long	3,845,396	688,150	(283,854)	404,296
Defensive Long 500	19,027,262	2,482,780	(966,763)	1,516,017
Short Strategies	1,591,859	90,946	(140,895)	(49,949)
Large Value	30,678,646	726,040	(242,944)	483,096
Total Return	23,423,203	4,796,281	(27,788)	4,768,493
Master Neutral	3,606,770	305,991	(181,128)	124,863

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the year ended September 30, 2018, the Funds deferred to October 1, 2018 the following losses:

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

September 30, 2018

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Defensive Long	$6,314	$335,168	$(314,182)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2018, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Short Strategies	$103,474
Master Neutral	42,755

For the period ended September 30, 2018, the following Fund utilized capital losses as follows:

Capital Losses Utilized
Defensive Long	2,252

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of each of the thirteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (thirteen of the funds constituting FundVantage Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2018, the related statements of operations, statements of changes in net assets, and for the eight funds designated with an asterisk below, the statements of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of each of their operations, the changes in each of their net assets, and for the eight funds designated with an asterisk below, each of their cash flows for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Gotham Absolute 500 Fund*,

Gotham Absolute 500 Core Fund*,

Gotham Enhanced 500 Fund*,

Gotham Enhanced 500 Core Fund*,

Gotham Neutral 500 Fund*,

Gotham Hedged Plus Fund*,

Gotham Defensive Long Fund*, and

Gotham Defensive Long 500 Fund*

Statements of operations and cash flows for the year ended September 30, 2018 and the statement of changes in net assets for each of the two years in the period ended September 30, 2018
Gotham Hedged Core Fund, Gotham Large Value Fund, and Gotham Total Return Fund	Statement of operations for the year ended September 30, 2018 and the statement of changes in net assets for each of the two years in the period ended September 30, 2018
Gotham Short Strategies Fund	Statement of operations for the year ended September 30, 2018 and the statement of changes in net assets for the year ended September 30, 2018 and for the period July 31, 2017 (commencement of operations) through September 30, 2017
Gotham Master Neutral Fund	Statement of operations for the year ended September 30, 2018 and the statement of changes in net assets for the year ended September 30, 2018 and for the period April 28, 2017 (commencement of operations) through September 30, 2017

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm (Concluded)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 27, 2018

We have served as the auditor of one or more Gotham Asset Management LLC investment companies since 2011.

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each fund’s income and distributions for the taxable year ended September 30, 2018. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. During the fiscal year ended September 30, 2018, the following dividends and distributions were paid by each of the Funds:

	Ordinary Income	Long-Term Capital Gain
Absolute 500	$—	$244,260
Absolute 500 Core	28,805	—
Enhanced 500	42,759	1,561,279
Enhanced 500 Core	41,082	—
Neutral 500	14,644	7,988
Hedged Plus	18,183	34,014
Hedged Core	36,682	—
Defensive Long	10,050	36,317
Defensive Long 500	54,690	—
Short Strategies	35,362	—
Large Value	77,525	261,624
Total Return	59,042	9,135
Master Neutral	60,544	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2018 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:

Absolute 500 Core	100.00%
Enhanced 500	100.00%
Enhanced 500 Core	100.00%
Neutral 500	100.00%
Hedged Plus	100.00%
Hedged Core	100.00%
Defensive Long	100.00%
Defensive Long 500	100.00%
Short Strategies	50.14%
Large Value	59.37%
Total Return	100.00%
Master Neutral	13.16%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

Absolute 500 Core	100.00%
Enhanced 500	100.00%
Enhanced 500 Core	100.00%
Neutral 500	100.00%
Hedged Plus	100.00%

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Hedged Core	100.00%
Defensive Long	100.00%
Defensive Long 500	100.00%
Short Strategies	100.00%
Large Value	57.98%
Total Return	100.00%
Master Neutral	18.66%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

Short Strategies	0.10%
Large Value	0.04%
Total Return	2.08%
Master Neutral	4.36%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2018. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2019.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made monthly on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Fund’s fiscal quarter.

Board Consideration of Investment Advisory Agreement

At a meeting held on June 25-26, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation for an additional one-year period of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Neutral 500 Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Large Value Fund, Gotham Total Return Fund and the Gotham Master Neutral Fund (together, the “Funds”).

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding that may have a material impact on Gotham’s ability to service the Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports that were provided to them and discussions with management of the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Funds and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Funds as compared to their respective benchmark indices and Lipper categories for the one year, two year, three year, five year, ten year, year-to-date, and since inception periods ended March 31, 2018, as applicable. The Trustees considered the short term and long term performance of the Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Gotham Absolute 500 Fund. The Trustees noted that the Gotham Absolute 500 Fund outperformed the Lipper Alternative Long/Short Equity Funds Index for the one year, two year, three year and since inception periods ended March 31, 2018, and underperformed the index for the year-to-date period ended March 31, 2018. The Trustees concluded that the performance of the Gotham Absolute 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Gotham Absolute 500 Core Fund. The Trustees noted that the Gotham Absolute 500 Core Fund underperformed the HFRX Equity Hedge Index for the year-to-date period ended March 31, 2018 and outperformed the HFRX Equity Hedge Index for the one year and since inception periods ended March 31, 2018. The Trustees further noted that the Gotham Absolute 500 Core Fund outperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date, one year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Absolute 500 Core Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Defensive Long Fund. The Trustees noted that the Gotham Defensive Long Fund underperformed the S&P 500 Daily Reinvested Index for the year-to-date, one year and since inception periods ended March 31, 2018, and underperformed the Lipper Alternative Long/Short Equity Funds Index for the year-to-date period ended March 31, 2018. The Trustees further noted that the Gotham Defensive Long Fund outperformed the Lipper Alternative Long/Short Equity Funds Index for the one year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Defensive Long Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Defensive Long 500 Fund. The Trustees noted that the Gotham Defensive Long 500 Fund underperformed the S&P 500 Daily Reinvested Index and the Lipper Alternative Long/Short Equity Funds Index for the year-to-date period ended March 31, 2018 and outperformed the S&P 500 Daily Reinvested Index and Lipper Alternative Long/Short Equity Funds Index for the one year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Defensive Long 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced 500 Fund. The Trustees noted that the Gotham Enhanced 500 Fund outperformed the Lipper Alternative Long/Short Equity Funds Index for the one year, two year, three year and since inception periods ended March 31, 2018, and outperformed the S&P 500 Daily Reinvested Index for the one year, two year and three year periods ended March 31, 2018. The Trustees noted that the Gotham Enhanced 500 Fund underperformed the S&P 500 Daily Reinvested Index and the Lipper Alternative Long/Short Equity Funds Index for the year-to-date period ended March 31, 2018 and underperformed the S&P 500 Daily Reinvested Index for the since inception period ended March 31, 2018. The Trustees concluded that the performance of the Gotham Enhanced 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced 500 Core Fund. The Trustees noted that the Gotham Enhanced 500 Core Fund underperformed the S&P 500 Daily Reinvested Index and the Lipper Alternative Long/Short Equity Funds Index for the year-to date period ended March 31, 2018 and outperformed the S&P 500 Daily Reinvested Index and the Lipper Alternative Long/Short Equity Funds Index for the one year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Enhanced 500 Core Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Hedged Core Fund. The Trustees noted that the Gotham Hedged Core Fund underperformed the HFRX Equity Hedge Index and Lipper Alternative Long/Short Equity Funds Index for the year-to-date period ended March 31, 2018 and outperformed the HFRX Equity Hedge Index and Lipper Alternative Long/Short Equity Funds Index for the one year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Hedged Core Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Hedged Plus Fund. The Trustees noted that the Gotham Hedged Plus Fund outperformed the Lipper Alternative Long/Short Equity Funds Index and HFRX Equity Hedge Index for the one year, two year and since inception periods ended March 31, 2018 and underperformed the Lipper Alternative Long/Short Equity Funds Index and HFRX Equity Hedge Index for the year-to-date period ended March 31, 2018. The Trustees concluded that the performance of the Gotham Hedged Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Gotham Large Value Fund. The Trustees noted that the Gotham Large Value Fund outperformed the Lipper Multi-Cap Core Funds Index and S&P 500 Daily Reinvested Index for the year-to-date, one year and since inception periods ended March 31, 2018, and underperformed the Lipper Multi-Cap Core Funds Index and S&P 500 Daily Reinvested Index for the two year period ended March 31, 2018. The Trustees concluded that the performance of the Gotham Large Value Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Master Neutral Fund. The Trustees noted that the Gotham Master Neutral Fund underperformed the HFRX Equity Hedge Index for the year-to-date and since inception periods ended March 31, 2018 and outperformed the Lipper Alternative Equity Market Neutral Funds Index for the year-to-date and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Master Neutral Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Neutral 500 Fund. The Trustees noted that the Gotham Neutral 500 Fund underperformed the ICE BofAML US 3-Month Treasury Bill Index for the year-to-date period ended March 31, 2018 and outperformed the ICE BofAML US 3-Month Treasury Bill Index for the one year and since inception periods ended March 31, 2018. The Trustees further noted that the Gotham Neutral 500 Fund outperformed the Lipper Alternative Equity Market Neutral Funds Index for the year-to-date, one year and since inception periods ended March 31, 2018. The Trustees concluded that the performance of the Gotham Neutral 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Total Return Fund. The Trustees noted that the Institutional Class of the Gotham Total Return Fund outperformed the Lipper Alternative Long/Short Equity Funds Index and the HFRX Equity Hedge Index for the one year, two year, three year and since inception periods ended March 31, 2018, and underperformed the Lipper Alternative Long/Short Equity Funds Index and the HFRX Equity Hedge Index for the year-to-date period ended March 31, 2018. The Trustees also noted that the Investor Class of the Gotham Total Return Fund underperformed the Lipper Alternative Long/Short Equity Funds Index and the HFRX Equity Hedge Index for the period from January 2, 2018 (commencement of investment operations) through March 31, 2018. The Trustees concluded that the performance of the Gotham Total Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Fees. The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from the Gotham relationship with the Funds.

The Trustees also reviewed information regarding the fees Gotham charges to other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Gotham Absolute 500 Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Absolute 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Absolute 500 Core Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Alternative Long/Short Equity Funds Index, respectively. The Trustees also discussed the limitations of the comparative expense information of the Gotham Absolute 500 Core Fund, given the potential varying nature, extent and quality of the services

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Defensive Long Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Defensive Long Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Defensive Long 500 Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Defensive Long 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced 500 Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Enhanced 500 Core Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Enhanced 500 Core Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Hedged Core Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Hedged Core Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Hedged Plus Fund. With respect to advisory fees and expenses, the gross advisory fee and the net total expense ratio for the Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s applicable Lipper Alternative Long/Short Equity Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Hedged Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Large Value Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Fund’s applicable Lipper Alternative Long/Short Equity Index. As of August 31, 2018, the Fund’s advisory fee was reduced from 0.80% to 0.75% and the Expense Limitation was reduced from 0.95% to 0.75%. The Trustees also discussed the limitations of the comparative expense information of the Gotham Large Value Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Gotham Master Neutral Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each lower than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Lipper Alternative Equity Market-Neutral Fund Index. The Trustees discussed that the Gotham Master Neutral Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees also discussed the limitations of the comparative expense information of the Gotham Master Neutral Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Neutral 500 Fund. With respect to advisory fees and expenses, the gross advisory fee and net total expense ratio for the Fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Alternative Equity Market Neutral Funds Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Neutral 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the Fund’s advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Gotham Total Return Fund. With respect to advisory fees and expenses, the net total expense ratio was lower for the Fund’s Institutional Class shares than the net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Funds Index. The Trustees discussed that the Gotham Total Return Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees noted that the Gotham Total Return Fund does not collect an advisory fee because it invests only in other series of the Trust advised by Gotham. The Trustees also discussed the limitations of the comparative expense information of the Gotham Total Return Fund, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in the Lipper Fund category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Fund from Gotham.

Nature and Quality of Services Provided by Adviser. The Trustees then considered the nature and quality of services provided by the Adviser. In evaluating the quality of services provided by Gotham, the Trustees considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Gotham, the Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham compliance policies and procedures and reports regarding Gotham compliance operations from the Trust Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to each Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Gotham Agreement, that the quality of the services appeared to be consistent with industry norms and that the Funds are likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost and Profitability. The Trustees then considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Funds, as well as Gotham’s profitability. The Trustees considered any direct or indirect revenues which would be received by Gotham. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected continued growth of the Funds.

Economies of Scale. In considering the reasonableness of the contractual investment advisory fees of each Fund, the Board considered whether economies of scale will be realized as a Fund grows and whether fee rate levels reflect these economies for the benefit of Fund shareholders. The Board noted that while some Funds have not achieved asset levels where economies of scale are present, certain Funds have asset levels where such economies may have a higher likelihood of being recognized sooner in the event asset growth continues. The Board noted the Adviser’s belief that breakpoints are not warranted at this time because each Fund is currently operating under a contractual expense limitation agreement whereby the Adviser waives its advisory fee and/or reimburses a Fund’s expenses to maintain a net expense ratio, that contractual advisory fees for the Funds are comparable to fees for other

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

accounts of the Adviser using similar strategies, and that certain Funds utilizing a long-short all-cap strategy could have limited capacity for asset growth. Based on the foregoing information, the Board concluded that, it was not yet necessary to consider whether the fee structure of the funds provided an adequate mechanism for sharing the benefit of any such economies.

The Trustees determined to approve the Agreement for an additional one year period. In voting to approve the continuation of the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Agreement would be in the best interests of the Funds and their shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement for an additional one year period.

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

GOTHAM FUNDS

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Board” or the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (877) 974-6852.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	41	Optimum Fund Trust (registered investment company with 6 portfolios).
IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	41	None.
NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	41	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).
STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	41	Copeland Trust (registered investment company with 2 portfolios).

GOTHAM FUNDS

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	41	Lincoln Variable Insurance Products Trust (registered investment company with 92 portfolios).

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.
T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax - U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.
VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.
DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTIII-0918

SIRIOS LONG/SHORT FUND

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $100,000 (investment minimum) Investment in Sirios Long/Short Fund Institutional

Class

vs. HFRX Equity Hedge Index

Total Returns for the Period Ended September 30, 2018
Since Inception†
Institutional Class	6.80%*
HFRX Equity Hedge Index	(1.29%)**

†	Not annualized.

*	The Sirios Long/Short Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2018.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated April 30, 2018, are 2.54% and 2.06%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to waive or otherwise reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), “Acquired Fund Fees and Expenses,” dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions, do not exceed 1.60% of average daily

SIRIOS LONG/SHORT FUND

Annual Report

Performance Data (Concluded)

September 30, 2018

(Unaudited)

net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2020, unless the Board of Trustees approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the HFRX Equity Hedge Index (“HFRX Index”). Hedge Fund Research, Inc. constructs the HFRX Index methodology. The HFRX Index is comprised of long/short equity hedge funds. The HFRX Index is unmanaged and its returns (i) do not include sales charges or fees, which would lower performance; and (ii) are subject to a variety of material distortions, as investments in hedge funds typically involve substantial risks, including the “risk of ruin.” It is impossible to invest directly in an index.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

2

SIRIOS LONG/SHORT FUND

Fund Expense Disclosure

September 30, 2018

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested from May 3, 2018, the commencement of operations, through September 30, 2018 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

SIRIOS LONG/SHORT FUND

Fund Expense Disclosure (Concluded)

September 30, 2018

(Unaudited)

	Sirios Long/Short Fund
	Beginning Account Value May 3, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$1,068.00	$8.86	**
Hypothetical (5% return before expenses)	1,000.00	1,014.54	10.61	**

*

Expenses are equal to the annualized expense ratio for the period beginning May 3, 2018, commencement of operations, to September 30, 2018 of 2.10% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (149), then divided by 365 to reflect the period. The Institutional Class shares ending account values on the first line of the table are based on the actual total return for the Fund since commencement of operations of 6.80%. For comparative purposes, the Hypothetical expenses are as if the Institutional Class shares had been in existence from April 1, 2018, and are equal to the Institutional Class shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 365 to reflect the period.

**

These amounts include dividends paid on securities which the Fund has sold short (“Short-sale dividends”). The amount of short-sale dividends expense was 0.50% of average net assets for the Institutional Class shares of the Fund.

4

SIRIOS LONG/SHORT FUND

Portfolio Holdings Summary Table

September 30, 2018

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Healthcare-Products	14.0%	$1,493,997
Aerospace & Defense	10.6	1,129,558
Banks	9.6	1,023,539
Transportation	7.3	777,759
Retail	7.2	765,009
Chemicals	6.2	656,835
Insurance	5.0	531,207
Semiconductors	4.7	496,906
Oil & Gas	4.3	460,197
Beverages	4.0	432,260
Diversified Financial Services	3.3	348,436
Computers	3.1	335,260
Healthcare-Services	2.2	239,061
Home Builders	2.0	216,594
Oil & Gas Services	1.8	195,854
Media	1.2	129,521
Internet	0.6	62,150
Cosmetics & Personal Care	0.5	34,867
Telecommunications	0.3	55,798
Short-term investments	14.1	1,501,125

Total Long Positions	102.0	10,885,933

SHORT POSITIONS:
Common Stocks:
Home Furnishings	(0.2)	(24,849)
Oil & Gas	(1.0)	(104,234)
Biotechnology	(1.1)	(116,082)
Retail	(1.4)	(144,434)
Computers	(1.9)	(204,921)
Exchange Traded Funds	(19.1)	(2,040,714)

Total Short Positions	(24.7)	(2,635,234)

Other Assets In Excess of Liabilities	22.7%	$2,428,509

NET ASSETS	100.0%	$10,679,208

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

SIRIOS LONG/SHORT FUND

Portfolio of Investments

September 30, 2018

	Number
	of Shares	Value
LONG POSITIONS — 102.0%
COMMON STOCKS — 87.9%
Aerospace & Defense — 10.6%
Airbus SE (France)	5,436	$682,450
General Dynamics Corp.	2,184	447,108

		1,129,558

Banks — 9.6%
Bank of America Corp.†	12,032	354,463
JPMorgan Chase & Co.†	4,120	464,901
Regions Financial Corp.†	9,992	183,353
Western Alliance Bancorp*	366	20,822

		1,023,539

Beverages — 4.0%
Coca-Cola Co. (The)†	5,129	236,908
Constellation Brands, Inc., Class A†	906	195,352

		432,260

Chemicals — 6.2%
PPG Industries, Inc.	884	96,471
Sherwin-Williams Co. (The)	1,231	560,364

		656,835

Computers — 3.1%
Check Point Software Technologies Ltd. (Israel)*	344	40,478
International Business Machines Corp.†	1,396	211,089
Perspecta, Inc.	3,254	83,693

		335,260

Cosmetics & Personal Care — 0.5%
Beiersdorf AG (Germany)	495	55,798

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc.	2,196	$300,237
BrightSphere Investment Group PLC	3,887	48,199

		348,436

Healthcare-Products — 14.0%
Abbott Laboratories†	7,124	522,617
Becton Dickinson and Co.	2,153	561,933
Boston Scientific Corp.†*	10,635	409,447

		1,493,997

Healthcare-Services — 2.2%
Universal Health Services, Inc., Class B†	1,870	239,061

Home Builders — 2.0%
DR Horton, Inc.†	5,135	216,594

Insurance — 5.0%
Berkshire Hathaway, Inc., Class B†*	2,481	531,207

Internet — 0.6%
Imperva, Inc.*	1,338	62,150

Media — 1.2%
World Wrestling Entertainment, Inc., Class A†	1,339	129,521

Oil & Gas — 4.3%
Andeavor	327	50,194
BP PLC, SP ADR (United Kingdom)	1,110	51,171
PBF Energy, Inc., Class A†	3,491	174,236

The accompanying notes are an integral part of the financial statements.

6

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Oil & Gas — (Continued)
Pioneer Natural Resources Co.†	782	$136,217
Royal Dutch Shell PLC, Class A, SP ADR (Netherlands)	710	48,379

		460,197

Oil & Gas Services — 1.8%
Schlumberger Ltd.	2,189	133,354
TechnipFMC PLC (United Kingdom)	2,000	62,500

		195,854

Retail — 7.2%
BJ’s Wholesale Club Holdings, Inc.*	9,857	263,970
Carmax, Inc.†*	2,171	162,109
McDonald’s Corp.†	2,026	338,930

		765,009

Semiconductors — 4.7%
Analog Devices, Inc.†	1,745	161,343
Intel Corp.†	3,328	157,381
NXP Semiconductors NV (Netherlands)	2,084	178,182

		496,906

Telecommunications — 0.3%
VEON Ltd., ADR (Netherlands)	12,023	34,867

Transportation — 7.3%
CSX Corp.†	2,591	191,864
FedEx Corp.†	771	185,649
Kansas City Southern†	1,862	210,927

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Old Dominion Freight Line, Inc.†	1,174	$189,319

		777,759

TOTAL COMMON STOCKS (Cost $8,740,080)		9,384,808

SHORT-TERM INVESTMENT — 14.1%
Dreyfus Treasury & Cash Management, Institutional Shares, 1.96%(a)	1,501,125	1,501,125

TOTAL LONG POSITIONS - 102.0% (Cost $10,241,205)		10,885,933

SHORT POSITIONS — (24.7)%
COMMON STOCKS — (5.6)%
Biotechnology — (1.1)%
Amgen, Inc.	(560)	(116,082)

Computers — (1.9)%
Accenture PLC, Class A (Ireland)	(1,204)	(204,921)

Home Furnishings — (0.2)%
Electrolux AB, Series B (Sweden)	(1,128)	(24,849)

Oil & Gas — (1.0)%
Exxon Mobil Corp.	(1,226)	(104,234)

Retail — (1.4)%
Walmart, Inc.	(1,538)	(144,434)

TOTAL COMMON STOCKS (Proceeds $547,149)		(594,520)

The accompanying notes are an integral part of the financial statements.

7

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value
EXCHANGE TRADED FUNDS — (19.1)%
Industrial Select Sector SPDR Fund	(540)	$(42,336)
iShares Russell 1000 ETF	(2,727)	(440,983)
iShares U.S. Real Estate ETF	(971)	(77,700)
SPDR S&P 500 ETF Trust	(4,747)	(1,380,048)
SPDR S&P Regional Banking ETF	(1,677)	(99,647)

		(2,040,714)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,924,558)		(2,040,714)

TOTAL SECURITIES SOLD SHORT - (24.7)%
(Proceeds $2,471,707)		(2,635,234)

OTHER ASSETS IN EXCESS OF LIABILITIES - 22.7%		2,428,509

NET ASSETS - 100.0%		$10,679,208

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at September 30, 2018.

The accompanying notes are an integral part of the financial statements.

8

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

September 30, 2018

Forward foreign currency contracts outstanding as of September 30, 2018 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
SEK	219,000	USD	24,740	12/19/18	MS	$84
USD	736,364	EUR	626,000	12/19/18	MS	4,397

						$4,481

Legend

ADR	American Depository Receipt
EUR	Euro
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Swedish Krona
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

9

SIRIOS LONG/SHORT FUND

Statement of Assets and Liabilities

September 30, 2018

Assets
Investments, at value (Cost $10,241,205)	$10,885,933
Cash	737
Deposits with brokers for securities sold short	2,668,978
Receivable for investments sold	36,308
Receivable from Investment Adviser	12,561
Dividends and interest receivable	8,034
Unrealized appreciation on forward foreign currency contracts*	4,481
Prepaid expenses and other assets	20,989

Total assets	13,638,021

Liabilities
Securities sold short, at value (Proceeds received $2,471,707)	2,635,234
Payable for investments purchased	294,299
Payable for audit fees	17,775
Dividends and fees on securities sold short	5,579
Payable for administration and accounting fees	2,691
Payable for printing fees	993
Payable for custodian fees	787
Payable for legal fees	212
Accrued expenses	1,243

Total liabilities	2,958,813

Net Assets	$10,679,208

Net Assets Consisted of:
Capital stock, $0.01 par value	$10,000
Paid-in capital	9,990,000
Accumulated net investment income	8,806
Accumulated net realized gain from investments, securities sold short, forward foreign currency contracts and foreign currency transactions	184,720
Net unrealized appreciation on investments, securities sold short and forward foreign currency contracts	485,682

Net Assets	$10,679,208

Institutional Class:
Shares outstanding	1,000,000

Net asset value, offering and redemption price per share ($10,679,208 / 1,000,000 shares)	$10.68

*	Primary risk exposure is foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

10

SIRIOS LONG/SHORT FUND

Statement of Operations

For the Period Ended September 30, 2018*

Investment Income
Dividends	$55,608
Less: foreign taxes withheld	(289)
Interest	10,225
Prime broker rebate income	15,108

Total investment income	80,652

Expenses
Advisory fees (Note 2)	56,264
Administration and accounting fees (Note 2)	27,119
Dividends on securities sold short	21,262
Audit fees	17,775
Trustees’ and officers’ fees (Note 2)	16,913
Registration and filing fees	13,516
Legal fees	12,374
Transfer agent fees (Note 2)	11,880
Custodian fees (Note 2)	7,015
Printing and shareholder reporting fees	6,021
Other expenses	2,783

Total expenses before waivers and reimbursements	192,922

Less: waivers and reimbursements (Note 2)	(104,097)

Net expenses after waivers and reimbursements	88,825

Net investment loss	(8,173)

Net realized and unrealized gain/(loss) from investment
Net realized gain from investments	311,839
Net realized loss from securities sold short	(127,075)
Net realized gain from foreign currency transactions	1,307
Net realized gain from forward foreign currency contracts**	15,628
Net change in unrealized appreciation/(depreciation) on investments	644,728
Net change in unrealized appreciation/(depreciation) on securities sold short	(163,527)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts**	4,481

Net realized and unrealized gain on investments	687,381

Net increase in net assets resulting from operations	$679,208

*	The Sirios Long/Short Fund commenced operations on May 3, 2018.
**	Primary risk is foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

11

SIRIOS LONG/SHORT FUND

Statement of Changes in Net Assets

For the Period Ended September 30, 2018*
Increase/(decrease) in net assets from operations:
Net investment loss	$(8,173)
Net realized gain from investments, securities sold short, forward foreign currency contracts and foreign currency transactions	201,699
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and forward foreign currency contracts	485,682

Net increase in net assets resulting from operations	679,208

Increase in net assets derived from capital share transactions (Note 4)	10,000,000

Total increase in net assets	10,679,208

Net assets
Beginning of period	—

End of period	$10,679,208

Accumulated net investment income, end of period	$8,806

*	The Sirios Long/Short Fund commenced operations on May 3, 2018.

The accompanying notes are an integral part of the financial statements.

12

SIRIOS LONG/SHORT FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Period May 3, 2018* to September 30, 2018

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment loss(1)	(0.01)
Net realized and unrealized gain on investments	0.69

Net increase in net assets resulting from operations	0.68

Net asset value, end of period	$10.68

Total investment return(2)	6.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,679
Ratio of expenses to average net assets(3)	2.10	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	4.57	%(4)
Ratio of net investment loss to average net assets	(0.19	)%(4)
Portfolio turnover rate	48.69	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of expenses to average net assets with waivers and expense reimbursement, excluding short-sale dividend expense, was 1.60% for the period ended September 30, 2018.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

SIRIOS LONG/SHORT FUND

Notes to Financial Statements

September 30, 2018

1. Organization and Significant Accounting Policies

The Sirios Long/Short Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on May 3, 2018. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class A, Advisor Class, Institutional Class and Retail Class shares. As of September 30, 2018, Class A, Advisor Class and Retail Class shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) the responsibility for applying the valuation methods.

14

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Assets	09/30/18	Price	Inputs	Inputs
Long Positions:
Common Stocks
Aerospace & Defense	$1,129,558	$447,108	$682,450	$—
Banks	1,023,539	1,023,539	—	—
Beverages	432,260	432,260	—	—
Chemicals	656,835	656,835	—	—
Computers	335,260	335,260	—	—
Cosmetics & Personal Care	55,798	—	55,798	—
Diversified Financial Services	348,436	348,436	—	—
Healthcare-Products	1,493,997	1,493,997	—	—
Healthcare-Services	239,061	239,061	—	—
Home Builders	216,594	216,594	—	—

15

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Assets	09/30/18	Price	Inputs	Inputs
Insurance	$531,207	$531,207	$—	$—
Internet	62,150	62,150	—	—
Media	129,521	129,521	—	—
Oil & Gas	460,197	460,197	—	—
Oil & Gas Services	195,854	195,854	—	—
Retail	765,009	765,009	—	—
Semiconductors	496,906	496,906	—	—
Telecommunications	34,867	34,867	—	—
Transportation	777,759	777,759	—	—
Short-Term Investment	1,501,125	1,501,125	—	—

Derivatives:
Forward Foreign Currency Contracts	4,481	—	4,481	—

Total Assets	$10,890,414	$10,147,685	$742,729	$—

Liabilities
Short Positions:
Common Stocks
Biotechnology	$(116,082)	$(116,082)	$—	$—
Computers	(204,921)	(204,921)	—	—
Home Furnishings	(24,849)	—	(24,849)	—
Oil & Gas	(104,234)	(104,234)	—	—
Retail	(144,434)	(144,434)	—	—
Exchange Traded Funds	(2,040,714)	(2,040,714)	—	—

Total Liabilities	$(2,635,234)	$(2,610,385)	$(24,849)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

16

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2018, there were no transfers between Levels.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months

17

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

18

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. The Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended September 30, 2018, the Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign	Forward Foreign
Currency	Currency
Contracts - Payable	Contracts - Receivable
(Value At Trade Date)	(Value At Trade Date)
$(472,673)	$472,673

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Short Sales — The Fund may sell securities short. A short sale involves the sale by the Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss

19

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

As of September 30, 2018, the Fund had securities sold short totaling $2,635,234, securities pledged as collateral totaling $2,421,107 and deposits with brokers for securities sold short totaling $2,668,978.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. The Fund received rebate income for the period ended September 30, 2018 totaling $15,108. These amounts are included in prime broker rebate income on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. For the period ended September 30, 2018, dividends on short sales totaled $21,262.

2. Transactions with Affiliates and Related Parties and Other Service Providers

Sirios Capital Management, L.P. serves as the investment advisor to the Fund pursuant to an investment advisory agreement with the Trust (“Advisory Agreement”). For its services, the Adviser earns a monthly fee at the annual rate of 1.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive or otherwise reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees or transfer agency fees), “Acquired Fund Fees and Expenses,” dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions, do not exceed 1.60% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2020, unless the Board of Trustees approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. As of September 30, 2018, the amount of potential recovery was as follows:

20

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

Expiration
September 30, 2021
$71,400

For the period ended September 30, 2018, the Adviser earned advisory fees of $56,264 and waived fees and/or reimbursed expenses of $71,400.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended September 30, 2018, BNY Mellon accrued administration and accounting fees totaling $27,119 and waived fees totaling $20,996. For the period ended September 30, 2018, BNY Mellon accrued custodian fees totaling $7,015 and waived fees totaling $4,501.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended September 30, 2018, BNY Mellon accrued transfer agent fees totaling $11,880 and waived fees totaling $7,200.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of September 30, 2018, the amount of potential recovery was $32,697. The ability to recover such amounts previously waived expires on May 3, 2021.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund for the period ended September 30, 2018 was $6,760. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

21

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the period ended September 30, 2018 aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$12,867,470	$4,439,229

4. Capital Share Transactions

For the period ended September 30, 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended
	September 30, 2018*
	Shares	Value
Institutional Class
Sales	1,000,000	$10,000,000
Reinvestments	—	—
Redemptions	—	—

Net Increase	1,000,000	$10,000,000

*	The Fund commenced operations on May 3, 2018.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

22

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

September 30, 2018

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the period ended September 30, 2018, these adjustments were to increase undistributed net investment income by $16,979 and decrease accumulated net realized gain/(loss) by $16,979. These permanent differences were primarily attributable to foreign currency gains.

During the period May 3, 2018 (commencement of operations) to September 30, 2018, the Fund had no distributions from ordinary income or long-term capital gains.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

				Other
Capital Loss	Undistributed	Undistributed	Unrealized	Temporary
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Differences
$ —	$270,428	$—	$408,780	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$10,313,626

Gross unrealized appreciation on investment	$775,243
Gross unrealized depreciation on investment	(366,463)

Net unrealized appreciation	$408,780

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the period ended September 30, 2018, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

23

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Concluded)

September 30, 2018

Accumulated capital losses represent net capital loss carryovers as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

24

SIRIOS LONG/SHORT FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of Sirios Long/Short Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sirios Long/Short Fund (the “Fund”) (one of the series constituting FundVantage Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2018, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 3, 2018 (commencement of operations) to September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting FundVantage Trust) at September 30, 2018, and the results of its operations, the changes in its net assets, and its financial highlights for the period May 3, 2018 (commencement of operations) to September 30, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

25

SIRIOS LONG/SHORT FUND

Report of Independent Registered Public Accounting Firm

We have served as the auditor of one or more Sirios investment companies since 2018.

Philadelphia, Pennsylvania

November 28, 2018

26

SIRIOS LONG/SHORT FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the period ended September 30, 2018, there were no distributions from the Sirios Long/Short Fund. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2018. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2019.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

27

SIRIOS LONG/SHORT FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Fund’s fiscal quarter.

Board Consideration of Investment Advisory Agreement

At a special meeting held on April 25, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Sirios Long/Short Fund (the “Fund”). At the Meeting, the Board considered the approval of the Agreement with respect to the Fund for an initial two year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act and a presentation by the adviser at the December 6-7, 2017 regular meeting of the Board regarding: (i) services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of Sirios, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients of Sirios, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding that may have a material impact on Sirios’ ability to service the Fund, and (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements.

28

SIRIOS LONG/SHORT FUND

Other Information

(Unaudited) (Continued)

Performance. The Trustees considered that the proposed strategy for the Fund was new, and therefore did not have historical performance information. However, the Trustees reviewed performance information of a separate account composite and a comparable account for the one year and since inception periods ended September 30, 2017, which the Trustees indicated they believed to be indicative of Sirios’ ability to execute the type of strategy proposed for the Fund.

Fees. The Trustees also noted that the representatives of Sirios had provided information regarding its proposed advisory fees and an analysis of those fees in relation to services to be provided to the Fund and any other ancillary benefit resulting from Sirios’ relationship with the Fund. The Trustees also reviewed information regarding the fees that Sirios charges to other clients, and evaluated the explanations provided by Sirios as to differences in fees to be charged to the Fund and similarly managed accounts. The Trustees evaluated explanations provided by Sirios regarding its belief that the proposed advisory fee is within the normal range of fees and concluded that the proposed advisory fee and services expected to be provided by Sirios are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Sirios.

Experience and Qualifications. The Board then considered the level and depth of knowledge of Sirios, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services to be provided by Sirios, the Board took into account its familiarity with Sirios’ management gained through previous Board meetings, and considered that Sirios had previously advised a series of the Trust. The Board also took into account Sirios’ compliance policies and procedures and reports regarding Sirios’ compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in the management of the Fund’s investments on the one hand, and the investments of other accounts, on the other.

The Trustees reviewed the services proposed to be provided to the Fund by Sirios and concluded that the nature, extent and quality of the services proposed to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the receipt of those services. They also concluded that Sirios has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost. The Trustees also considered the costs of the services to be provided by Sirios, the compensation and benefits to be received by Sirios in providing services to the Fund, as well as Sirios’ profitability. The Trustees noted that Sirios’ level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Sirios’ profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that Sirios’ advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the projected growth of the Fund.

29

SIRIOS LONG/SHORT FUND

Other Information

(Unaudited) (Concluded)

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund is anticipated to grow, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the benefit of shareholders, but that the advisory fee, although subject to a contractual fee waiver, did not currently include breakpoint reductions as asset levels increased.

In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by Sirios. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders.

30

SIRIOS LONG/SHORT FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (866) 640-5704.

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SIRIOS LONG/SHORT FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (”Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request by calling (866) 640-5704.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	41	Optimum Fund Trust (registered investment company with 6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	41	None.

32

SIRIOS LONG/SHORT FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	41	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	41	Copeland Trust (registered investment company with 2 portfolios).

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	41	Lincoln Variable Insurance Products Trust (registered investment company with 92 portfolios).

33

SIRIOS LONG/SHORT FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

34

Investment Adviser

Sirios Capital Management, L.P.

One International Place

Boston, MA 02110

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SIRIOS LONG/

SHORT FUND

of

FundVantage Trust

Institutional Class

ANNUAL REPORT

September 30, 2018

This report is submitted for the general information of the shareholders of the Sirios Long/Short Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Sirios Long/Short Fund.

SIR-0918

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report

September 30, 2018

(Unaudited)

Dear Shareholders,

Portfolio Performance

Since September 30, 2017, the return of the Fund was 3.79%, corresponding to an out-performance of 4.60% over the return of Morgan Stanley Capital International Emerging Markets Net Total Return Index (benchmark). The Fund reduced the volatility of daily returns when compared to the benchmark by -5.13% since September 30, 2017.

* Net return
	Start of the period		End of the period
Date	09/30/2017		09/30/2018
Fund’s return	3.79%	Benchmark’s return	-0.81%

* Volatility
	Start of the period		End of the period
Date	09/30/2017		09/30/2018
Fund’s volatility	12.89%	Benchmark’s volatility	13.33%

Performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call (1-844- 282-6161).

Risky assets (such as equities, high yield bonds, etc.) had a good year 2017 worldwide, with equity markets gaining between +10% (Europe) and +30% (emerging markets) which is consistent with expanding economies and subdued inflation numbers. The S&P was in the middle of the pack, with a 22% gain, reflecting strong growth of the US economy in 2017 (GDP above 3% in real terms for Q2 and Q3, and above the 3% prediction by industry analysts for Q4) and the US dollar losing -6.7% on a trade weighted basis.

The first half of 2018 was characterized by a return of stock market volatility as both realized and implied volatility picked up in February and remained in-line with historical levels. However, global equity risk was nominal over Q3. The S&P 500 returned 10.6% year to date with 7.7% coming from Q3 alone, while the DJ Stoxx 600 was up 1.4% year to date, with Italy and Greece underperforming respectively by -3.6% and -8.5% in Q3. Financial turbulence in Turkey and Argentina was contained and did not spread to other markets. The MSCI EM was down 7.5% year-to-date and 1.0% quarter to date, with Turkish Lira losing 25% over the quarter (37% year-to-date) and the Argentinian Peso losing 30% over the quarter (more than half its value year-to-date).

In 2018, under new leadership, the Federal Reserve entered the last part of its rate hike cycle while the European Central Bank announced it would phase out its Debt Purchase program by year end. This being said, after a 50bps re-pricing in January and February, the 10yr US Treasury has remained in the 2.8%-3.15% range for most of the year. In Europe, the 10yr German Bund rate, which spiked to above 0.7% earlier in the year, dropped to 0.3% due to political risk in Italy and was range bound between 0.3% and 0.5%. The continuation of low long-term rates has led the US Treasury yield curve to a slope of approximately 0.25% at the end of the 3rd quarter of 2018, its lowest point since the Great Financial crisis. This is perceived by many as an indication of an upcoming economic recession.

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report (Continued)

September 30, 2018

(Unaudited)

The strong performance of equities, and subdued implicit volatility levels coupled with a surprisingly benign backdrop in fixed income did not prove to be as supportive for credit as one might have expected.

Management policy of the Fund

The Adviser seeks to enhance the Fund’s portfolio diversification in terms of various risk metrics by applying a systematic, quantitative investment approach designed to identify securities of emerging market issuers included in the MSCI® EM Index that have the lowest possible correlation to each other for inclusion in the Fund’s portfolio.

From September 30, 2017 to September 30, 2018, the relative return of the fund was +4.60%. This positive outperformance is due to the benchmark’s biases toward the Information Technology (“IT”) and Financial sectors which generated slightly negative performances. These sector biases drove the benchmark return of -0.81%. An illustration of strength of these biases is the weight of these two sectors as of September 30th, which was 50.13%.

Since commencement of operations, the Fund outperformed by +7.02% as a result of the benchmark’s biases.

Portfolio Changes

The strategy is rebalanced on a quarterly basis. Since September 30, 2017, the portfolio turnover of the Fund has been 33.19%.

Dividend Distribution

The Fund will distribute a dividend for the 2018 fiscal year according to the following schedule:

Distribution	Record Date	Ex-Date	Payment Date
Ordinary income	12 December 2018	13 December 2018	14 December 2018

2

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report (Concluded)

September 30, 2018

(Unaudited)

Outlook

We don’t expect any major change in the management of the Fund in the coming months.

Sincerely,

TOBAM, Investment Adviser

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2018 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

TOBAM’s quantitative investment process is supported by extensive proprietary computer code. TOBAM’s researchers, software developers, and IT teams follow a structured design, development, testing, change control, and review process during the development of its systems and the implementation within our investment process. These controls and their effectiveness are subject to regular internal reviews. However, despite these extensive controls it is possible that errors may occur in coding and within the investment process, as is the case with any complex software or data-driven model, and no guarantee or warranty can be provided that any quantitative investment model is completely free of errors. Any such errors could have a negative impact on investment results.

Investments in foreign markets entail special risks such as currency, political, economic and market risks. The risks of investing in emerging market countries are greater than the risks generally associated with foreign investments.

3

TOBAM EMERGING MARKETS FUND

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Comparison of Change in Value of $500,000 (investment minimum) Investment in

TOBAM Emerging Markets Fund’s Class I vs.

Morgan Stanley Capital International (“MSCI”) Emerging Markets Net Total Return Index (“MSCI EM Net TR Index”)

Average Annual Total Returns for the Periods Ended September 30, 2018
	1 Year	Since Inception
Class I	3.79%	12.11%*
MSCI EM Net TR Index	(0.81%)	7.40%**

*  The TOBAM Emerging Markets Fund (the “Fund”) Class I shares commenced operations on April 25, 2017.

** Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.66% and 1.10%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2018, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in

4

TOBAM EMERGING MARKETS FUND

Annual Report

Performance Data (Concluded)

September 30, 2018

(Unaudited)

Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85% with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2019, 1.10% with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup from the Fund, subject to approval by the Board of Trustees of the Trust any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI EM Net TR Index. The MSCI EM Net TR Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. An index is unmanaged and it is not possible to invest in an index.

5

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure

September 30, 2018

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from April 1, 2018 through September 30, 2018 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure (Concluded)

September 30, 2018

(Unaudited)

	TOBAM Emerging Markets Fund
	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Class I
Actual	$1,000.00	$ 896.30	$5.04
Hypothetical (5% return before expenses)	1,000.00	1,019.75	5.37

*

Expenses are equal to the annualized expense ratio for the six-month period ended September 30, 2018 of 1.06% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 365 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (10.37%) for Class I shares.

7

TOBAM EMERGING MARKETS FUND

Portfolio Holdings Summary Table

September 30, 2018

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
Common Stocks:
Telecommunications	10.9%	$5,444,711
Food	7.4	3,655,182
Retail	6.5	3,223,351
Pharmaceuticals	4.8	2,406,097
Auto Manufacturers	4.0	1,989,263
Internet	3.7	1,821,782
Mining	3.5	1,698,761
Electronics	3.2	1,600,262
Semiconductors	3.0	1,509,454
Apparel	3.0	1,495,304
Healthcare-Services	2.8	1,407,012
Gas	2.7	1,363,656
Engineering & Construction	2.4	1,201,358
Forest Products & Paper	2.3	1,150,542
Computers	2.3	1,141,636
Banks	2.3	1,134,341
Transportation	2.3	1,126,653
Home Furnishings	2.2	1,116,427
Auto Parts & Equipment	2.1	1,066,792
Real Estate	2.1	1,040,061
Chemicals	2.1	1,023,115
Oil & Gas	2.0	1,001,990
Cosmetics/Personal Care	2.0	998,187
Aerospace/Defense	1.8	914,067
Insurance	1.8	908,243
Airlines	1.7	842,843
Commercial Services	1.4	677,859
Biotechnology	1.3	637,630
Beverages	1.1	553,402

	% of Net
	Assets	Value
Common Stocks: (Continued)
Iron/Steel	1.3%	$668,774
Software	1.1	538,112
Healthcare-Products	0.9	452,956
Shipbuilding	0.8	394,749
Energy-Alternate Sources	0.7	325,897
Household Products/Wares	0.6	288,779
Investment Companies	0.5	255,374
Entertainment	0.5	243,321
Electric	0.5	235,956
Coal	0.4	221,999
Lodging	0.4	209,749
Advertising	0.4	184,606
Miscellaneous Manufacturing	0.3	168,199
Machinery-Construction & Mining	0.3	167,602
Water	0.3	134,669
Electrical Component & Equipment	0.2	113,843
Distribution/Wholesale	0.2	111,099
Diversified Financial Services	0.1	51,096
Preferred Stocks:
Chemicals	0.8	378,090
Auto Manufacturers	0.5	277,342
Oil & Gas	0.5	264,367
Liabilities in Excess of Other Assets	(0.0)	(14,868)

NET ASSETS	100.0%	$49,821,692

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

September 30, 2018

	Number
	of Shares	Value

COMMON STOCKS — 98.2%
Brazil — 3.6%
Embraer SA	111,600	$547,976
Fibria Celulose SA	32,900	613,431
Kroton Educacional SA	34,300	96,142
Suzano Papel e Celulose SA	45,200	537,111

		1,794,660

China — 22.0%
51job, Inc., ADR*	1,492	114,869
AAC Technologies Holdings, Inc.	28,500	294,300
Air China, Ltd., Class H	206,000	198,157
Aluminum Corp. of China, Ltd., Class H*	162,000	71,982
ANTA Sports Products, Ltd.	122,000	582,408
Autohome, Inc., ADR	5,001	387,127
Brilliance China Automotive Holdings, Ltd.	162,000	261,220
China Evergrande Group	69,000	192,641
China Huarong Asset Management Co., Ltd., Class H(a)	278,000	51,096
China Medical System Holdings, Ltd.	73,000	101,651
China Mengniu Dairy Co., Ltd.	201,000	668,206
China Resources Beer Holdings Co., Ltd.	138,000	553,402
China Resources Gas Group, Ltd.	132,000	536,780
China Southern Airlines Co., Ltd., Class H	222,000	141,499
China Vanke Co., Ltd., Class H	46,100	151,980

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Country Garden Services Holdings Co., Ltd.*	54,275	$91,637
CSPC Pharmaceutical Group, Ltd.	106,000	224,215
ENN Energy Holdings, Ltd.	62,000	539,004
GDS Holdings, Ltd., ADR*	5,000	175,650
GOME Retail Holdings, Ltd.*	1,241,000	126,733
Great Wall Motor Co., Ltd., Class H	546,500	347,338
Guangdong Investment, Ltd.	76,000	134,669
Guangzhou Automobile Group Co., Ltd., Class H	286,800	316,878
Kingdee International Software Group Co., Ltd.	102,000	110,712
Luye Pharma Group, Ltd.(a)	135,000	120,867
Momo, Inc., SP ADR*	9,758	427,400
New Oriental Education & Technology Group, Inc., SP ADR*	2,702	199,975
Semiconductor Manufacturing International Corp.*	394,000	424,589
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	356,000	351,305
Shenzhou International Group Holdings, Ltd.	62,000	795,530
Sihuan Pharmaceutical Holdings Group, Ltd.	320,000	65,375
TAL Education Group, ADR*	14,848	381,742

The accompanying notes are an integral part of the financial statements.

9

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Tingyi Cayman Islands Holding Corp.	326,000	$598,834
Vipshop Holdings, Ltd., ADR*	24,712	154,203
Want Want China Holdings, Ltd.	893,000	751,202
YY, Inc., ADR*	4,319	323,579

		10,968,755

Colombia — 0.5%
Grupo de Inversiones Suramericana SA	21,767	255,374

Czech Republic — 0.3%
Komercni banka as	3,636	148,765

Greece — 2.5%
Alpha Bank AE*	169,520	243,926
Eurobank Ergasias SA*	213,368	161,082
Hellenic Telecommunications Organization SA	20,204	247,738
JUMBO SA	17,941	266,629
National Bank Of Greece SA*	33,860	68,826
OPAP SA	23,178	243,321

		1,231,522

Hong Kong — 3.4%
China First Capital Group, Ltd.*	138,000	74,039
Fullshare Holdings, Ltd.	1,257,500	603,803
Haier Electronics Group Co., Ltd.	41,000	111,001
Sino Biopharmaceutical, Ltd.	358,500	333,453
Sun Art Retail Group, Ltd.	425,000	551,354

		1,673,650

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Indonesia — 3.4%
Bank Danamon Indonesia Tbk PT	302,600	$146,195
Jasa Marga Persero Tbk PT	356,100	106,730
Perusahaan Gas Negara Persero Tbk	1,908,400	287,872
Telekomunikasi Indonesia Persero Tbk PT	2,780,000	680,475
Unilever Indonesia Tbk PT	91,500	288,779
United Tractors Tbk PT	75,700	167,602

		1,677,653

Malaysia — 2.9%
AirAsia Group Bhd	244,700	186,786
Axiata Group Bhd	373,185	411,057
Maxis Bhd	280,500	395,746
My EG Services Bhd	347,900	146,992
Press Metal Aluminium Holdings Bhd	49,800	58,460
Sime Darby Bhd	176,200	111,099
Top Glove Corp. Bhd	62,700	161,424

		1,471,564

Mexico — 0.3%
Gruma SAB de CV, Class B	13,680	173,913

Peru — 0.9%
Cia de Minas Buenaventura SAA, ADR	32,618	437,407

Poland — 1.8%
Alior Bank SA*	6,156	105,062
Orange Polska SA*	118,660	142,841

The accompanying notes are an integral part of the financial statements.

10

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Poland — (Continued)
Polski Koncern Naftowy ORLEN SA	23,756	$651,176

		899,079

Russia — 2.7%
Alrosa PJSC	126,800	206,524
MMC Norilsk Nickel PJSC	1,006	174,919
Mobile TeleSystems PJSC, SP ADR	14,954	127,558
PhosAgro PJSC, GDR	19,807	268,979
Severstal PJSC	32,940	548,166

		1,326,146

South Africa — 1.5%
AngloGold Ashanti, Ltd.	56,131	485,016
Gold Fields, Ltd.	110,365	264,453

		749,469

South Korea — 24.7%
AMOREPACIFIC Group	3,500	294,315
BGF retail Co., Ltd.	541	100,226
Celltrion Pharm, Inc.*	2,570	185,482
Celltrion, Inc.*	1,816	486,681
Cheil Worldwide, Inc.	9,454	184,606
CJ Enm Co., Ltd.	443	99,040
Coway Co., Ltd.	8,512	666,073
Hanmi Pharm Co., Ltd.	1,133	510,658
Hanmi Science Co., Ltd.	2,409	190,652
Hanon Systems	33,344	380,274
Hanssem Co., Ltd.	1,854	128,041
HLB, Inc.*	3,650	394,749
Hyundai Engineering & Construction Co., Ltd.	5,362	326,119
Hyundai Glovis Co., Ltd.	3,319	388,924
Hyundai Marine & Fire Insurance Co., Ltd.	10,862	410,598

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Hyundai Mobis Co., Ltd.	3,340	$686,518
Hyundai Motor Co.	3,700	431,896
Kangwon Land, Inc.	8,107	209,749
KEPCO Plant Service & Engineering Co., Ltd.	1,824	55,898
Kia Motors Corp.	17,637	557,892
Korea Aerospace Industries, Ltd.*	11,557	366,091
LG Display Co., Ltd.	6,227	107,598
LG Household & Health Care, Ltd.	612	703,872
LG Innotek Co., Ltd.	968	113,843
LG Uplus Corp.	8,165	134,712
Lotte Shopping Co., Ltd.	623	117,734
Medy-Tox, Inc.	800	446,542
NCSoft Corp.	1,742	695,012
Orion Corp.	4,321	410,823
Pan Ocean Co., Ltd.*	22,939	108,351
Samsung Fire & Marine Insurance Co., Ltd.	1,067	273,183
Samsung Life Insurance Co., Ltd.	2,559	224,462
Samsung SDI Co., Ltd.	692	161,161
Shinsegae, Inc.	1,344	439,391
SillaJen, Inc.*	5,438	501,745
SK Telecom Co., Ltd.	2,012	510,113
Yuhan Corp.	1,321	288,714

		12,291,738

Taiwan — 12.8%
Acer, Inc.	113,000	93,333
Asustek Computer, Inc.	49,000	423,892
AU Optronics Corp.	927,000	390,935
Eclat Textile Co., Ltd.	32,660	404,173

The accompanying notes are an integral part of the financial statements.

11

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2018

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Far EasTone Telecommunications Co., Ltd.	284,000	$677,137
Feng TAY Enterprise Co., Ltd.	48,000	295,601
Globalwafers Co., Ltd.	29,000	319,581
Hiwin Technologies Corp.	820	6,775
HTC Corp.*	118,000	156,684
Innolux Corp.	855,000	296,909
Inventec Corp.	365,000	327,502
Macronix International	100,980	84,127
Micro-Star International Co., Ltd.	107,000	289,426
Nanya Technology Corp.	47,000	89,751
Nien Made Enterprise Co., Ltd.	27,000	211,312
Phison Electronics Corp.	27,000	215,183
Powertech Technology, Inc.	109,000	296,978
President Chain Store Corp.	32,000	375,703
TaiMed Biologics, Inc.*	31,000	191,088
Taiwan High Speed Rail Corp.	268,000	262,463
Taiwan Mobile Co., Ltd.	153,000	548,600
Walsin Technology Corp.	36,000	251,166
Win Semiconductors Corp.	18,000	79,245
Yageo Corp.	5,188	77,904

		6,365,468

Thailand — 12.6%
Advanced Info Service PCL	121,700	756,535
Airports of Thailand PCL	269,900	546,643
Bangkok Dusit Medical
Services PCL	685,200	540,247

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Thailand — (Continued)
Bangkok Expressway & Metro PCL	1,363,900	$366,915
Banpu PCL	375,800	221,999
Berli Jucker PCL	207,600	381,966
Bumrungrad Hospital PCL	63,500	365,020
Charoen Pokphand Foods PCL	415,420	324,346
CP ALL PCL	266,700	569,133
Delta Electronics Thailand PCL	87,600	188,933
Energy Absolute PCL	218,600	325,897
Glow Energy PCL	86,700	235,956
Indorama Ventures PCL	291,600	532,098
Minor International PCL	75,100	95,226
PTT Global Chemical PCL	39,700	99,763
Thai Oil PCL	28,300	77,488
Thai Union Group PCL	328,400	181,759
TMB Bank PCL	2,113,600	150,379
True Corp. PCL	1,703,200	318,704

		6,279,007

Turkey — 2.3%
Eregli Demir ve Celik Fabrikalari TAS	66,101	120,608
Petkim Petrokimya Holding AS	138,223	122,275
TAV Havalimanlari Holding AS	32,086	165,968
Tupras Turkiye Petrol Rafinerileri AS	12,310	273,326
Turk Hava Yollari AO*	100,313	316,401
Turkiye Halk Bankasi AS	99,322	110,106

The accompanying notes are an integral part of the financial statements.

12

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

September 30, 2018

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Turkey — (Continued)
Ulker Biskuvi Sanayi AS*	22,793	$63,907

		1,172,591

TOTAL COMMON STOCKS (Cost $45,519,229)		48,916,761

PREFERRED STOCKS — 1.8%
Brazil — 1.3%
Braskem SA, Class A(b)	26,200	378,090
Petroleo Brasileiro SA(b)	50,600	264,367

		642,457

South Korea — 0.5%
Hyundai Motor Co.(b)	3,631	277,342

TOTAL PREFERRED STOCKS (Cost $837,134)		919,799

TOTAL INVESTMENTS - 100.0% (Cost $46,356,363)		49,836,560
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(14,868)

NET ASSETS - 100.0%		$49,821,692

*	Non-income producing.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2018, these securities amounted to $171,963 or 0.3% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

13

TOBAM EMERGING MARKETS FUND

Statement of Assets and Liabilities

September 30, 2018

Assets
Investments, at value (Cost $46,356,363)	$49,836,560
Cash	67,384
Foreign currency (Cost $105,154)	105,622
Dividends receivable	62,385
Prepaid expenses and other assets	11,227

Total assets	50,083,178

Liabilities
Deferred foreign capital gains tax	148,258
Payable for administration and accounting fees	31,329
Payable to Investment Adviser	26,165
Payable for custodian fees	22,528
Payable for audit fees	18,133
Payable for printing fees	7,293
Payable for transfer agent fees	6,863
Payable for legal fees	874
Accrued expenses	43

Total liabilities	261,486

Net Assets	$49,821,692

Net Assets consisted of:
Capital stock, $0.01 par value	$43,031
Paid-in capital	43,104,298
Accumulated net investment income	515,734
Accumulated net realized gain from investments and foreign currency transactions	2,677,661
Net unrealized appreciation on investments and assets and liabilities denominated in foreign currency	3,480,968

Net Assets	$49,821,692

Class I:
Shares outstanding	4,303,117

Net asset value, offering and redemption price per share ($49,821,692 / 4,303,117 shares)	$11.58

The accompanying notes are an integral part of the financial statements.

14

TOBAM EMERGING MARKETS FUND

Statement of Operations

For the Year Ended September 30, 2018

Investment income
Dividends	$1,324,165
Less: foreign taxes withheld	(155,495)

Total investment income	1,168,670

Expenses
Advisory fees (Note 2)	420,150
Administration and accounting fees (Note 2)	82,219
Custodian fees (Note 2)	66,342
Legal fees	45,676
Registration and filing fees	32,515
Audit fees	28,879
Trustees’ and officers’ fees (Note 2)	28,035
Printing and shareholder reporting fees	21,152
Transfer agent fees (Note 2)	20,888
Other expenses	9,975

Total expenses before waivers and reimbursements	755,831

Less: waivers and reimbursements (Note 2)	(254,667)

Net expenses after waivers and reimbursements	501,164

Net investment income	667,506

Net realized and unrealized gain/(loss) from investments
Net realized gain from investments	2,724,673
Net realized loss from foreign currency transactions	(27,566)
Net change in unrealized appreciation/(depreciation) on investments*	(1,563,679)
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	1,353

Net realized and unrealized gain on investments	1,134,781

Net increase in net assets resulting from operations	$1,802,287

*	Includes net increase in deferred foreign capital gains tax of $148,258.

The accompanying notes are an integral part of the financial statements.

15

TOBAM EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	September 30, 2018	September 30, 2017*
Increase in net assets from operations:
Net investment income	$667,506	$642,606
Net realized gain from investments and foreign currency transactions	2,697,107	36,733
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(1,562,326)	5,043,294

Net increase in net assets resulting from operations	1,802,287	5,722,633

Less dividends and distributions to shareholders from:
Net investment income:
Class I	(790,859)	—
Net realized capital gains:
Class I	(59,698)	—

Net decrease in net assets from dividends and distributions to shareholders	(850,557)	—

Increase in net assets derived from capital share transactions (Note 4)	850,255	42,297,074

Total increase in net assets	1,801,985	48,019,707

Net assets
Beginning of period	48,019,707	—

End of period	$49,821,692	$48,019,707

Accumulated net investment income, end of period	$515,734	$627,225

*	The TOBAM Emerging Markets Fund commenced operations on April 25, 2017.

The accompanying notes are an integral part of the financial statements.

16

TOBAM EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Year	For the Period
	Ended	April 25, 2017*
	September 30, 2018	to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.35	$10.00

Net investment income(1)	0.16	0.15
Net realized and unrealized gain on investments	0.27	1.20

Net increase in net assets resulting from operations	0.43	1.35

Dividends and distributions to shareholders from:
Net investment income	(0.19)	—
Net realized gains	(0.01)	—

Total dividends and distributions to shareholders	(0.20)	—

Net asset value, end of period	$11.58	$11.35

Total investment return(2)	3.79%	13.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,822	$48,020
Ratio of expenses to average net assets	0.95%	0.85	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.44%	1.66	%(3)
Ratio of net investment income to average net assets	1.27%	3.29	%(3)
Portfolio turnover rate	33.19%	13.73	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

17

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements

September 30, 2018

1. Organization and Significant Accounting Policies

The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of September 30, 2018, Class A and Class C shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily

18

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2018

available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/18	Price	Inputs	Inputs
Common Stocks:
Brazil	$1,794,660	$1,794,660	$—	$—
China	10,968,755	2,763,379	8,205,376	—
Colombia	255,374	255,374	—	—

19

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2018

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/18	Price	Inputs	Inputs
Common Stocks: (Continued)
Czech Republic	$148,765	$—	$148,765	$—
Greece	1,231,522	266,629	964,893	—
Hong Kong	1,673,650	74,039	1,599,611	—
Indonesia	1,677,653	—	1,677,653	—
Malaysia	1,471,564	—	1,471,564	—
Mexico	173,913	173,913	—	—
Peru	437,407	437,407	—	—
Poland	899,079	—	899,079	—
Russia	1,326,146	396,537	929,609	—
South Africa	749,469	—	749,469	—
South Korea	12,291,738	1,726,000	10,565,738	—
Taiwan	6,365,468	—	6,365,468	—
Thailand	6,279,007	—	6,279,007	—
Turkey	1,172,591	—	1,172,591	—
Preferred Stocks:
Brazil	642,457	642,457	—	—
South Korea	277,342	—	277,342	—

Total Investments	$49,836,560	$8,530,395	$41,306,165	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

20

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2018

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2018, there were no transfers between Levels.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

21

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2018

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

22

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2018

Emerging Markets Risk — The Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Recent Accounting Pronouncement — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

2. Transactions with Related Parties and Other Service Providers

TOBAM serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85%, with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2019, 1.10%, with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of the Trust approves its earlier termination. The Adviser may recoup from the Fund, subject to approval by the Board of Trustees of the Trust any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of September 30, 2018, the amount of potential recovery was as follows:

Expiration
September 30, 2020	September 30, 2021	Total
$135,477	$254,667	$390,144

For the year ended September 30, 2018, the Adviser earned advisory fees of $420,150 and waived fees of $254,667.

23

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2018

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Transfer Agent have the ability to recover fees previously waived in prior periods, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of September 30, 2018, the amount of potential recovery was $22,228. The ability to recover such amounts previously waived expires on April 25, 2020.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the year ended September 30, 2018 was $7,915. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

24

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2018

3. Investment in Securities

For the year ended September 30, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$18,006,791	$17,339,720

4. Capital Share Transactions

For the year ended September 30, 2018 and for the period April 25, 2017 (commencement of operations) to September 30, 2017, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Year Ended		For the Period Ended
	September 30, 2018		September 30, 2017
	Shares	Amount	Shares	Amount
Sales	—	$—	4,230,008	$42,297,074
Reinvestments	73,109	850,255	—	—

Net increase	73,109	$850,255	4,230,008	$42,297,074

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary

25

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2018

differences do not require reclassifications. For the year ended September 30, 2018, these adjustments were to increase undistributed net investment income by $11,862 and decrease accumulated net realized gain by $11,862. These permanent differences were primarily attributable to the reclassification of gains and losses on foreign currency transactions to ordinary income and to a reclass on gains on the sale of a Passive Foreign Investment Company. Net assets were not affected by these adjustments.

For the year ended September 30, 2018, the tax character of distributions paid by the Fund was $850,557 of ordinary income dividends. During the period from April 25, 2017 (commencement of operations) to September 30, 2017, the Fund had no distributions from ordinary income or long-term capital gains. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed	Unrealized	Qualified Late-Year
Carryforward	Ordinary Income	Long-Term Gain	Appreciation	Losses
$ —	$2,681,413	$708,919	$3,284,031	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of September 30, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$46,553,300

Gross unrealized appreciation	$7,651,452
Gross unrealized depreciation	(4,368,192)

Net unrealized appreciation	$3,283,260

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. As of September 30, 2018, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the Fund did not have any capital loss carryforwards.

26

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Concluded)

September 30, 2018

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

27

TOBAM EMERGING MARKETS FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of TOBAM Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of TOBAM Emerging Markets Fund (the “Fund”) (one of the series constituting FundVantage Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period April 25, 2017 (commencement of operations) to September 30, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting FundVantage Trust) at September 30, 2018, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and the period April 25, 2017 (commencement of operations) to September 30, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more TOBAM investment companies since 2017.

Philadelphia, Pennsylvania

November 28, 2018

28

TOBAM EMERGING MARKETS FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the year ended September 30, 2018, the Fund paid $850,557 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The Fund designates 28.02% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 0.13%.

The TOBAM Emerging Markets Fund paid foreign taxes and recognized foreign source income as follows:

Foreign Taxes Paid	Foreign Source Income
$80,054	$1,319,776

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2018. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2019.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

29

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Fund’s fiscal quarter.

30

TOBAM EMERGING MARKETS FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 282-6161.

31

TOBAM EMERGING MARKETS FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and Officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request by calling (844) 282-6161.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	41	Optimum Fund Trust (registered investment company with 6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	41	None.

32

TOBAM EMERGING MARKETS FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	41	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	41	Copeland Trust (registered investment company with 2 portfolios).

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	41	Lincoln Variable Insurance Products Trust (registered investment company with 92 portfolios).

33

TOBAM EMERGING MARKETS FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

34

Investment Adviser

TOBAM

49-53, Avenue des Champs-Élysées

75008 Paris, France

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

TOBAM EMERGING

MARKETS FUND

of

FundVantage Trust

Class I

ANNUAL REPORT

September 30, 2018

This report is submitted for the general information of the shareholders of the TOBAM Emerging Markets Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the TOBAM Emerging Markets Fund.

TOB-0918

VERPLANCK BALANCED FUND

of

FundVantage Trust

ANNUAL REPORT

September 30, 2018

This report is submitted for the general information of the shareholders of the Verplanck Balanced Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Verplanck Balanced Fund.

VERPLANCK BALANCED FUND

Annual Report

Performance Data

September 30, 2018

(Unaudited)

Total Returns for the Period Ended September 30, 2018
Since Inception†
Verplanck Balanced Fund	0.16%*
Bloomberg Barclays U.S. Aggregate Bond Index	-0.51%**
S&P 500® Index	0.16%**

†	Not Annualized.

*	The Verplanck Balanced Fund (the “Fund”) commenced operations on August 28, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 741-5050.

The Fund intends to evaluate performance as compared to that of the Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment grade bond market and the S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. References to an index over a specific period are provided for your information only and should not be considered indicative of an investment in the Verplanck Balanced Fund. Note that an index is unmanaged and the information contained herein does not reflect any investment management fees or transaction costs. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

1

VERPLANCK BALANCED FUND

Fund Expense Disclosure

September 30, 2018

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested from August 28, 2018, the commencement of operations, through September 30, 2018 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Verplanck Balanced Fund

	Beginning Account Value August 28, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Actual	$1,000.00	$1,001.60	$0.15
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.87

*

Expenses are equal to the annualized expense ratio for the period beginning August 28, 2018, commencement of operations, to September 30, 2018 of 0.17% for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (32), then divided by 365 to reflect the period. The Fund’s ending account value on the first line of the table is based on the actual total returns for the Fund since commencement of operations of 0.16%. For comparative purposes, the Hypothetical expenses are as if the shares had been in existence from April 1, 2018, and are equal to the shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 365 to reflect the period.

2

VERPLANCK BALANCED FUND

Portfolio Holdings Summary Table

September 30, 2018

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Basic Materials	1.0%	$8,356,295
Communications	7.8	66,618,593
Consumer, Cyclical	4.1	34,928,763
Consumer, Non-cyclical	11.4	97,053,531
Energy	2.4	20,728,584
Financial	9.4	79,899,471
Industrial	6.6	56,181,833
Technology	9.0	76,876,433
Utilities	1.3	10,692,060
U.S. Treasury Obligations	17.6	150,182,729
Mortgage-Backed Securities	13.3	112,840,973
Corporate Bonds and Notes	13.0	109,721,627
Commercial Mortgage-Backed Securities	0.9	7,979,492
Foreign Government Bonds & Notes	0.8	6,584,377
U.S. Government Agency Obligations	0.6	5,374,829
Municipal Bonds	0.3	2,869,812
Asset-Backed Securities	0.3	2,678,756
Short-Term Investments	3.3	27,902,795
TBA Sale Commitments	(0.1)	(621,613)
Liabilities in excess of other assets	(3.0)	(25,517,119)

NET ASSETS	100.0%	$851,332,221

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
Asset-Backed Securities — 0.31%
BMW Vehicle Lease Trust	2.18	06/22/2020	300,000	297,936
BMW Vehicle Owner Trust 2018-A	2.51	06/25/2024	300,000	294,955
Capital One Multi-Asset Execution Trust	2.08	03/15/2023	485,000	478,063
Citibank Credit Card Issuance Trust	2.49	01/20/2023	300,000	295,853
Citibank Credit Card Issuance Trust	2.68	06/07/2023	242,000	238,978
Discover Card Execution Note Trust	2.39	07/15/2024	250,000	243,530
Ford Credit Floorplan Master Owner Trust A	1.55	07/15/2021	840,000	829,441

Total Asset-Backed Securities (Cost $2,730,176)				2,678,756

Common Stocks — 53.02%
Basic Materials — 0.98%
Air Products & Chemicals Inc			3,735	623,932
Albemarle Corp			1,948	194,371
CF Industries Holdings Inc			4,630	252,057
Dowdupont Inc			41,500	2,668,865
Eastman Chemical Co			2,033	194,599
FMC Corp			1,745	152,129
Freeport-McMoRan Inc			24,217	337,101
International Flavors & Fragrances Inc			1,090	151,641
International Paper Co			7,614	374,228
LyondellBasell Industries NV			5,504	564,215
Mosaic Co/The			6,643	215,765
Newmont Mining Corp			12,119	365,994
Nucor Corp			4,926	312,555
PPG Industries Inc			4,756	519,022
Praxair Inc			4,843	778,415
Sherwin-Williams Co/The			1,431	651,406

				8,356,295

Communications — 7.83%
Alphabet Inc *			5,634	6,724,010
Alphabet Inc *			5,486	6,622,041
Amazon.com Inc *			7,293	14,607,879
Arista Networks Inc *			787	209,232
AT&T Inc			133,284	4,475,677
Booking Holdings Inc *			900	1,785,600
CBS Corp			9,574	550,026
CenturyLink Inc			15,642	331,610
Charter Communications Inc *			3,624	1,180,989
Cisco Systems Inc			87,818	4,272,346
Comcast Corp			83,134	2,943,775
Discovery Inc *			5,396	159,614
Discovery Inc *			3,783	121,056
eBay Inc *			18,185	600,469
Expedia Group Inc			2,048	267,223

The accompanying notes are an integral part of the financial statements.

4

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Communications — 7.83%
F5 Networks Inc *	1,250	249,275
Facebook Inc *	44,263	7,279,493
Interpublic Group Of Cos Inc/The	4,016	91,846
Juniper Networks Inc	7,764	232,687
Motorola Solutions Inc	4,285	557,650
Netflix Inc *	7,748	2,898,759
News Corp	11,241	148,269
News Corp	1,496	20,346
Omnicom Group Inc	4,589	312,144
Symantec Corp	9,946	211,651
TripAdvisor Inc *	2,168	110,720
Twenty-First Century Fox Inc	27,255	1,262,724
Twenty-First Century Fox Inc	462	21,169
Twitter Inc *	11,655	331,701
VeriSign Inc *	2,668	427,200
Verizon Communications Inc	75,836	4,048,884
Viacom Inc	4,557	153,844
Walt Disney Co/The	29,149	3,408,684

		66,618,593

Consumer, Cyclical — 4.10%
Advance Auto Parts Inc	826	139,041
Alaska Air Group Inc	2,101	144,675
American Airlines Group Inc	4,489	185,530
Aptiv PLC	4,400	369,160
AutoZone Inc *	453	351,392
Best Buy Co Inc	5,153	408,942
BorgWarner Inc	2,434	104,127
CarMax Inc *	2,139	159,719
Carnival Corp	6,999	446,326
Chipotle Mexican Grill Inc *	368	167,263
Copart Inc *	3,660	188,600
Costco Wholesale Corp	6,904	1,621,612
Darden Restaurants Inc	1,512	168,119
Delta Air Lines Inc	11,735	678,635
Dollar General Corp	4,692	512,836
Dollar Tree Inc *	3,378	275,476
DR Horton Inc	4,740	199,933
Fastenal Co	3,521	204,288
Foot Locker Inc	974	49,655
Ford Motor Co	58,040	536,870
Gap Inc/The	5,430	156,656
General Motors Co	19,012	640,134
Genuine Parts Co	2,343	232,894
Goodyear Tire & Rubber Co/The	4,140	96,835

The accompanying notes are an integral part of the financial statements.

5

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Consumer, Cyclical — 4.10%
Hanesbrands Inc	2,700	49,761
Harley-Davidson Inc	3,878	175,673
Hasbro Inc	1,824	191,739
Hilton Worldwide Holdings Inc	3,612	291,777
Home Depot Inc/The	23,990	4,969,528
Kohl’s Corp	1,545	115,180
L Brands Inc	3,454	104,656
Leggett & Platt Inc	1,921	84,121
Lennar Corp	2,860	133,533
LKQ Corp *	5,292	167,598
Lowe’s Cos Inc	18,329	2,104,536
Macy’s Inc	5,002	173,719
Marriott International Inc	6,414	846,840
Mattel Inc *	5,842	91,719
McDonald’s Corp	17,787	2,975,587
MGM Resorts International	8,552	238,686
Michael Kors Holdings Ltd *	1,376	94,339
Mohawk Industries Inc *	843	147,820
Newell Brands Inc	6,973	141,552
Nike Inc	24,048	2,037,347
Nordstrom Inc	848	50,719
Norwegian Cruise Line Holdings Ltd *	3,169	181,996
O’Reilly Automotive Inc *	2,361	820,023
PACCAR Inc	6,614	451,009
PulteGroup Inc	5,976	148,026
PVH Corp	1,269	183,244
Ralph Lauren Corp	804	110,590
Ross Stores Inc	7,276	721,052
Royal Caribbean Cruises Ltd	2,416	313,935
Southwest Airlines Co	12,870	803,732
Starbucks Corp	25,183	1,431,402
Tapestry Inc	3,701	186,049
Target Corp	10,286	907,328
Tiffany & Co	1,629	210,092
TJX Cos Inc/The	11,400	1,277,028
Tractor Supply Co	1,548	140,682
Ulta Beauty Inc *	1,098	309,768
Under Armour Inc *	4,755	92,532
Under Armour Inc *	2,701	57,315
United Continental Holdings Inc *	4,579	407,806
VF Corp	6,033	563,784
Walgreens Boots Alliance Inc	14,871	1,084,096
Whirlpool Corp	1,112	132,050
WW Grainger Inc	1,105	394,938

The accompanying notes are an integral part of the financial statements.

6

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Consumer, Cyclical — 4.10%
Wynn Resorts Ltd	836	106,222
Yum! Brands Inc	7,358	668,916

		34,928,763

Consumer, Non-cyclical — 11.40%
Abbott Laboratories	30,552	2,241,295
AbbVie Inc	28,466	2,692,314
ABIOMED Inc *	759	341,360
Aetna Inc	5,374	1,090,116
Alexion Pharmaceuticals Inc *	4,001	556,179
Align Technology Inc *	1,317	515,237
Allergan PLC	6,030	1,148,594
Altria Group Inc	32,977	1,988,843
Amerisourcebergen Corp	4,037	372,292
Anthem Inc	5,765	1,579,898
Archer-Daniels-Midland Co	10,068	506,118
Automatic Data Processing Inc	8,535	1,285,883
Avery Dennison Corp	1,675	181,486
Baxter International Inc	9,440	727,730
Becton Dickinson and Co	4,862	1,268,982
Biogen Inc *	3,722	1,315,020
Boston Scientific Corp *	24,439	940,902
Bristol-Myers Squibb Co	29,064	1,804,293
Brown-Forman Corp	9,226	466,374
Campbell Soup Co	3,277	120,037
Cardinal Health Inc	5,188	280,152
Celgene Corp *	13,959	1,249,191
Centene Corp *	3,571	517,009
Church & Dwight Co Inc	3,092	183,572
Cigna Corp	4,099	853,617
Cintas Corp	2,189	433,006
Clorox Co/The	1,693	254,644
Coca-Cola Co/The	71,762	3,314,687
Colgate-Palmolive Co	16,204	1,084,858
Conagra Brands Inc	6,305	214,181
Constellation Brands Inc	3,237	697,962
Cooper Cos Inc/The	852	236,132
Coty Inc	9,868	123,942
CVS Health Corp	20,629	1,623,915
Danaher Corp	9,915	1,077,364
DaVita Inc *	3,294	235,949
DENTSPLY SIRONA Inc	4,583	172,962
Ecolab Inc	4,348	681,679
Edwards Lifesciences Corp *	3,780	658,098
Eli Lilly & Co	16,106	1,728,335

The accompanying notes are an integral part of the financial statements.

7

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Consumer, Non-cyclical — 11.40%
Envision Healthcare Corp *	1,131	51,721
Equifax Inc	2,267	296,002
Estee Lauder Cos Inc/The Class A	3,563	517,775
Express Scripts Holding Co *	13,672	1,298,977
FleetCor Technologies Inc *	1,624	370,012
Gartner Inc *	1,583	250,906
General Mills Inc	9,211	395,336
Gilead Sciences Inc	25,249	1,949,475
Global Payments Inc	2,608	332,259
H&R Block Inc	5,203	133,977
HCA Healthcare Inc	4,475	622,562
Henry Schein Inc *	2,057	174,907
Hershey Co/The	3,051	311,202
Hologic Inc *	4,289	175,763
Hormel Foods Corp	5,405	212,957
Humana Inc	2,467	835,129
IDEXX Laboratories Inc *	1,518	378,984
IHS Markit Ltd *	6,067	327,375
Illumina Inc *	2,477	909,208
Incyte Corp *	2,612	180,437
Intuitive Surgical Inc *	1,893	1,086,582
IQVIA Holdings Inc *	2,400	311,376
JM Smucker Co/The	1,679	172,282
Johnson & Johnson	48,334	6,678,309
Kellogg Co	4,570	319,991
Kimberly-Clark Corp	6,340	720,478
Kraft Heinz Co/The	10,062	554,517
Kroger Co/The	19,191	558,650
Laboratory Corp Of America Holdings *	1,758	305,329
McCormick & Co Inc	2,286	301,180
McKesson Corp	4,062	538,824
Medtronic PLC	24,155	2,376,127
Merck & Co Inc	50,260	3,565,444
Molson Coors Brewing Co	3,017	185,546
Mondelez International Inc	28,169	1,210,140
Monster Beverage Corp *	6,756	393,740
Moody’s Corp	3,124	522,333
Mylan NV *	9,157	335,146
Nektar Therapeutics *	2,680	163,373
Nielsen Holdings PLC	4,458	123,308
PayPal Holdings Inc *	19,164	1,683,366
PepsiCo Inc	27,576	3,082,997
Perrigo Co PLC	3,244	229,675
Pfizer Inc	103,568	4,564,242

The accompanying notes are an integral part of the financial statements.

8

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Consumer, Non-cyclical — 11.40%
Philip Morris International Inc	28,998	2,364,497
Procter & Gamble Co/The	45,777	3,810,020
Quanta Services Inc *	3,108	103,745
Quest Diagnostics Inc	2,678	288,983
Regeneron Pharmaceuticals Inc *	1,336	539,797
ResMed Inc	2,506	289,042
Robert Half International Inc	2,608	183,551
Rollins Inc	1,429	86,726
S&P Global Inc	5,039	984,570
Stryker Corp	5,178	920,027
Sysco Corp	9,644	706,423
Thermo Fisher Scientific Inc	6,838	1,669,019
Total System Services Inc	2,537	250,503
Tyson Foods Inc	4,095	243,775
United Rentals Inc *	1,405	229,858
UnitedHealth Group Inc	17,854	4,749,878
Universal Health Services Inc	1,348	172,328
Varian Medical Systems Inc *	1,722	192,743
Verisk Analytics Inc *	2,484	299,446
Vertex Pharmaceuticals Inc *	4,424	852,682
WellCare Health Plans Inc *	826	264,725
Western Union Co/The	8,365	159,437
Zimmer Biomet Holdings Inc	3,548	466,456
Zoetis Inc	8,226	753,173

		97,053,531

Energy — 2.43%
Anadarko Petroleum Corp	10,753	724,860
Andeavor	2,666	409,231
Apache Corp	7,248	345,512
Baker Hughes a GE Co	6,800	230,044
Cabot Oil & Gas Corp	8,692	195,744
Chevron Corp	33,569	4,104,817
Cimarex Energy Co	1,417	131,696
Concho Resources Inc *	3,452	527,293
ConocoPhillips	21,640	1,674,936
Devon Energy Corp	10,130	404,592
EOG Resources Inc	10,257	1,308,485
EQT Corp	5,583	246,936
Halliburton Co	15,343	621,852
Helmerich & Payne Inc	2,051	141,047
Hess Corp	6,431	460,331
HollyFrontier Corp	3,201	223,750
Kinder Morgan Inc	26,793	475,040
Marathon Oil Corp	23,329	543,099

The accompanying notes are an integral part of the financial statements.

9

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Energy — 2.43%
Marathon Petroleum Corp	9,947	795,462
National Oilwell Varco Inc	5,810	250,295
Newfield Exploration Co *	4,345	125,266
Noble Energy Inc	10,070	314,083
Occidental Petroleum Corp	12,757	1,048,243
ONEOK Inc	6,641	450,193
Phillips 66	9,573	1,079,069
Pioneer Natural Resources Co	3,210	559,150
Schlumberger Ltd	24,864	1,514,715
TechnipFMC PLC (United Kingdom)	6,670	208,438
Valero Energy Corp	9,214	1,048,092
Williams Cos Inc/The	20,828	566,313

		20,728,584

Financial — 9.39%
Affiliated Managers Group Inc	926	126,603
Aflac Inc	15,908	748,790
Alexandria Real Estate Equities Inc REIT	2,457	309,066
Alliance Data Systems Corp	782	184,677
Allstate Corp/The	8,438	832,831
American Express Co	16,966	1,806,709
American International Group Inc	19,848	1,056,708
American Tower Corp REIT	7,784	1,131,015
Ameriprise Financial Inc	3,334	492,298
Aon PLC	4,800	738,144
Apartment Investment & Management Co REIT	4,644	204,940
Arthur J Gallagher & Co	3,047	226,819
Assurant Inc	1,391	150,158
Avalonbay Communities Inc REIT	2,565	464,650
Bank Of America Corp	167,548	4,935,964
BB&T Corp	12,103	587,480
Berkshire Hathaway Inc *	34,779	7,446,532
Blackrock Inc	1,823	859,235
Boston Properties Inc REIT	2,823	347,483
Brighthouse Financial Inc *	2,083	92,152
Capital One Financial Corp	9,256	878,672
Cboe Global Markets Inc	1,371	131,561
CBRE Group Inc *	5,698	251,282
Charles Schwab Corp/The	20,852	1,024,876
Chubb Ltd	7,657	1,023,281
Cincinnati Financial Corp	2,958	227,204
Citigroup Inc	49,564	3,555,721
Citizens Financial Group Inc	8,888	342,810
CME Group Inc	5,352	910,964

The accompanying notes are an integral part of the financial statements.

10

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Financial — 9.39%
Comerica Inc	2,649	238,940
Crown Castle International Corp REIT	7,207	802,355
Digital Realty Trust Inc REIT	3,642	409,652
Discover Financial Services	7,506	573,834
Duke Realty Corp REIT	7,181	203,725
E*TRADE Financial Corp *	3,699	193,791
Equinix Inc REIT	1,480	640,677
Equity Residential REIT	6,217	411,938
Essex Property Trust Inc REIT	1,262	311,348
Everest Re Group Ltd	724	165,412
Extra Space Storage Inc REIT	2,210	191,474
Federal Realty Investment Trust REIT	1,171	148,096
Fifth Third Bancorp	7,966	222,411
Franklin Resources Inc	7,158	217,675
Goldman Sachs Group Inc/The	8,198	1,838,320
Hartford Financial Services Group Inc/The	3,716	185,651
HCP Inc REIT	8,394	220,930
Host Hotels & Resorts Inc REIT	9,476	199,944
Huntington Bancshares Inc/Oh	9,923	148,051
Intercontinental Exchange Inc	8,811	659,856
Invesco Ltd	6,976	159,611
Iron Mountain Inc REIT	4,712	162,658
Jefferies Financial Group Inc	5,800	127,368
JPmorgan Chase & Co	65,127	7,348,931
KeyCorp	13,874	275,954
Kimco Realty Corp REIT	11,275	188,744
Lincoln National Corp	5,467	369,897
Loews Corp	5,741	288,370
M&T Bank Corp	2,893	476,014
Macerich Co/The REIT	3,528	195,063
Marsh & McLennan Cos Inc	8,817	729,342
Mastercard Inc Class A	16,198	3,605,837
MetLife Inc	17,069	797,464
Mid-America Apartment Communities Inc REIT	2,577	258,164
Morgan Stanley	25,224	1,174,682
Nasdaq Inc	2,445	209,781
Northern Trust Corp	5,138	524,744
People’s United Financial Inc	8,936	152,984
PNC Financial Services Group Inc/The	8,359	1,138,412
Principal Financial Group Inc	4,811	281,876
Progressive Corp/The	12,138	862,284
Prologis Inc REIT	10,612	719,387
Prudential Financial Inc	7,359	745,614

The accompanying notes are an integral part of the financial statements.

11

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Financial — 9.39%
Public Storage REIT	2,714	547,224
Raymond James Financial Inc	2,029	186,769
Realty Income Corp REIT	5,672	322,680
Regency Centers Corp REIT	3,909	252,795
Regions Financial Corp	18,100	332,135
SBA Communications Corp REIT *	2,299	369,288
Simon Property Group Inc REIT	5,598	989,446
SL Green Realty Corp REIT	1,747	170,385
State Street Corp	8,026	672,418
SunTrust Banks Inc	5,903	394,261
SVB Financial Group *	957	297,464
Synchrony Financial	12,201	379,207
T Rowe Price Group Inc	4,412	481,702
Torchmark Corp	3,318	287,637
Travelers Cos Inc/The	7,433	964,134
UDR Inc REIT	5,013	202,676
Unum Group	5,743	224,379
US Bancorp	31,444	1,660,558
Ventas Inc REIT	6,057	329,380
Visa Inc Class A	34,141	5,124,223
Vornado Realty Trust REIT	3,086	225,278
Wells Fargo & Co	84,432	4,437,746
Welltower Inc REIT	6,490	417,437
Weyerhaeuser Co REIT	13,774	444,487
Willis Towers Watson PLC	1,907	268,773
Zions Bancorp NA	1,019	51,103

		79,899,471

Industrial — 6.60%
3M Co	12,009	2,530,416
Agilent Technologies Inc	5,679	400,597
Allegion PLC	1,521	137,757
AMETEK Inc	3,474	274,863
Amgen Inc	13,370	2,771,467
Amphenol Corp	6,002	564,308
AO Smith Corp	2,597	138,602
Arconic Inc	2,992	65,854
Ball Corp	6,722	295,701
Boeing Co/The	11,330	4,213,627
Caterpillar Inc	11,573	1,764,767
CH Robinson Worldwide Inc	2,472	242,058
Corning Inc	24,780	874,734
CSX Corp	19,210	1,422,500
Cummins Inc	2,626	383,580
Deere & Co	5,974	898,071

The accompanying notes are an integral part of the financial statements.

12

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Industrial — 6.60%
Dover Corp	2,871	254,170
Eaton Corp PLC	6,913	599,564
Emerson Electric Co	12,787	979,228
Expeditors International of Washington Inc	3,138	230,737
Exxon Mobil Corp	74,009	6,292,245
FedEx Corp	4,715	1,135,325
FLIR Systems Inc	2,649	162,834
Flowserve Corp	2,278	124,584
Fluor Corp	2,919	169,594
Fortive Corp	4,702	395,908
Fortune Brands Home & Security Inc	2,680	140,325
Garmin Ltd	1,769	123,918
General Dynamics Corp	6,015	1,231,391
General Electric Co	147,716	1,667,714
Harris Corp	2,010	340,112
Honeywell International Inc	13,505	2,247,232
Huntington Ingalls Industries Inc	820	209,986
Illinois Tool Works Inc	6,370	898,934
Ingersoll-Rand PLC	4,500	460,350
Jacobs Engineering Group Inc	144	11,016
Jb Hunt Transport Services Inc	808	96,104
Johnson Controls International PLC	16,119	564,165
Kansas City Southern	1,617	183,174
L3 Technologies Inc	1,859	395,261
Lockheed Martin Corp	5,001	1,730,146
Martin Marietta Materials Inc	1,015	184,679
Masco Corp	5,916	216,526
Mettler-Toledo International Inc *	409	249,073
Norfolk Southern Corp	5,330	962,065
Northrop Grumman Corp	4,311	1,368,182
Packaging Corp of America	1,664	182,524
Parker-Hannifin Corp	2,101	386,437
Pentair PLC	3,228	139,934
PerkinElmer Inc	1,071	104,176
Raytheon Co	5,421	1,120,304
Republic Services Inc	5,419	393,745
Rockwell Automation Inc	2,149	402,980
Rockwell Collins Inc	2,854	400,901
Roper Technologies Inc	1,126	333,532
Sealed Air Corp	2,182	87,607
Snap-on Inc	653	119,891
Stanley Black & Decker Inc	2,383	348,967
Stericycle Inc *	2,045	120,001
TE Connectivity Ltd	4,800	422,064

The accompanying notes are an integral part of the financial statements.

13

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Shares	Value $
Common Stocks — 53.02%
Industrial — 6.60%
Textron Inc	3,670	262,295
TransDigm Group Inc *	866	322,412
Union Pacific Corp	15,069	2,453,685
United Parcel Service Inc	14,556	1,699,413
United Technologies Corp	14,682	2,052,690
Vulcan Materials Co	2,199	244,529
Walmart Inc	26,355	2,474,998
Waste Management Inc	8,398	758,843
Waters Corp *	1,602	311,877
WestRock Co	3,780	202,003
Xylem Inc/Ny	2,912	232,581

		56,181,833

Technology — 9.03%
Accenture PLC (Ireland)	11,189	1,904,368
Activision Blizzard Inc	12,625	1,050,274
Adobe Inc *	8,310	2,243,284
Advanced Micro Devices Inc *	15,558	480,587
Akamai Technologies Inc *	2,716	198,675
Analog Devices Inc	5,285	488,651
ANSYS Inc *	1,500	280,020
Apple Inc	89,420	20,185,671
Applied Materials Inc	21,755	840,831
Autodesk Inc *	3,745	584,632
Broadcom Inc	7,200	1,776,456
Broadridge Financial Solutions Inc	2,138	282,109
CA Inc	4,583	202,339
Cadence Design Systems Inc *	4,993	226,283
Cerner Corp *	5,005	322,372
Citrix Systems Inc *	2,789	310,025
Cognizant Technology Solutions Corp	9,388	724,284
DXC Technology Co	5,176	484,060
Electronic Arts Inc *	4,889	589,076
Fidelity National Information Services Inc	4,902	534,661
Fiserv Inc *	10,051	828,001
Hewlett Packard Enterprise Co	31,385	511,889
HP Inc	31,413	809,513
Intel Corp	85,842	4,059,468
International Business Machines Corp	16,839	2,546,225
Intuit Inc	4,795	1,090,383
IPG Photonics Corp *	677	105,659
KLA-Tencor Corp	2,572	261,598
Lam Research Corp	2,346	355,888
Microchip Technology Inc	4,032	318,165
Micron Technology Inc *	19,604	886,689

The accompanying notes are an integral part of the financial statements.

14

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Shares/ Principal Amount $	Value $
Common Stocks — 53.02%
Technology — 9.03%
Microsoft Corp			139,445	15,948,325
MSCI Inc			1,628	288,823
NetApp Inc			4,367	375,082
NVIDIA Corp			10,687	3,003,261
Oracle Corp			59,617	3,073,853
Paychex Inc			5,569	410,157
Qorvo Inc *			2,099	161,392
QUALCOMM Inc			26,313	1,895,325
Red Hat Inc *			2,882	392,759
salesforce.com Inc *			12,263	1,950,185
Seagate Technology PLC			5,073	240,207
Skyworks Solutions Inc			3,015	273,491
Synopsys Inc *			2,646	260,922
Take-Two Interactive Software Inc *			2,071	285,777
Texas Instruments Inc			20,235	2,171,013
Western Digital Corp			4,312	252,424
Xerox Corp			1,674	45,165
Xilinx Inc			4,567	366,136

				76,876,433

Utilities — 1.26%
AES Corp			39,738	556,332
Alliant Energy Corp			25,577	1,088,813
American Water Works Co Inc			7,436	654,145
CenterPoint Energy Inc			27,143	750,504
CMS Energy Corp			22,357	1,095,493
Consolidated Edison Inc			14,637	1,115,193
Eversource Energy			19,966	1,226,711
NiSource Inc			28,851	718,967
PPL Corp			31,276	915,136
Sempra Energy			9,183	1,044,566
WEC Energy Group Inc			22,861	1,526,200

				10,692,060

Total Common Stocks (Cost $448,538,953)				451,335,563

Corporate Bonds and Notes — 12.89%
Agencies — 0.09%
Private Export Funding Corp	2.25	03/15/2020	485,000	480,960
Private Export Funding Corp	2.80	05/15/2022	284,000	281,222

				762,182

Finance — 3.78%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	3.95	02/01/2022	910,000	907,477
Aflac Inc	3.63	11/15/2024	167,000	166,337

The accompanying notes are an integral part of the financial statements.

15

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Finance — 3.78%
Air Lease Corp	2.50	03/01/2021	100,000	97,680
Alexandria Real Estate Equities Inc	2.75	01/15/2020	150,000	148,637
Alleghany Corp	4.95	06/27/2022	100,000	104,007
American Express Credit Corp	2.38	05/26/2020	236,000	233,077
American Express Credit Corp	2.60	09/14/2020	150,000	148,640
American Homes 4 Rent LP	4.25	02/15/2028	10,000	9,567
American International Group Inc	4.13	02/15/2024	390,000	390,969
American International Group Inc	4.20	04/01/2028	30,000	29,684
American International Group Inc	4.80	07/10/2045	100,000	98,962
American International Group Inc	4.75	04/01/2048	20,000	19,661
American International Group Inc (3 Months LIBOR + 2.868%) (a)	5.75	04/01/2048	100,000	97,125
Ameriprise Financial Inc	4.00	10/15/2023	146,000	148,175
Anthem Inc	3.50	08/15/2024	25,000	24,494
Anthem Inc	4.63	05/15/2042	130,000	127,033
Anthem Inc	4.38	12/01/2047	30,000	28,451
Aon PLC	4.60	06/14/2044	125,000	121,331
AvalonBay Communities Inc	3.90	10/15/2046	142,000	130,370
AvalonBay Communities Inc	4.15	07/01/2047	50,000	48,021
Banco Santander SA (Spain)	3.85	04/12/2023	200,000	195,400
Bank of America Corp	5.00	05/13/2021	315,000	327,339
Bank of America Corp	2.50	10/21/2022	280,000	268,117
Bank of America Corp	4.00	04/01/2024	280,000	282,800
Bank of America Corp	4.20	08/26/2024	150,000	150,701
Bank of America Corp	3.95	04/21/2025	150,000	146,865
Bank of America Corp	3.25	10/21/2027	150,000	139,131
Bank of America Corp	6.11	01/29/2037	230,000	264,511
Bank of America Corp (3 Months LIBOR + 0.790%) (a)	3.00	12/20/2023	630,000	611,374
Bank of America Corp (3 Months LIBOR + 0.940%) (a)	3.86	07/23/2024	50,000	50,000
Bank of America Corp (3 Months LIBOR + 1.070%) (a)	3.97	03/05/2029	50,000	48,785
Bank of America Corp (3 Months LIBOR + 1.190%) (a)	3.95	01/23/2049	25,000	22,875
Bank of America Corp (3 Months LIBOR + 1.310%) (a)	4.27	07/23/2029	60,000	59,928
Bank of America Corp (3 Months LIBOR + 1.370%) (a)	3.59	07/21/2028	140,000	133,477
Bank of America Corp (3 Months LIBOR + 1.575%) (a)	3.82	01/20/2028	143,000	139,156
Bank of America Corp (3 Months LIBOR + 1.990%) (a)	4.44	01/20/2048	48,000	47,722
Bank of Montreal (Canada)	3.10	04/13/2021	100,000	99,601
Bank of Nova Scotia/The (Canada)	3.12	04/20/2021	100,000	99,497

The accompanying notes are an integral part of the financial statements.

16

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Finance — 3.78%
Bank of Nova Scotia/The (Canada) (3 Months LIBOR + 2.648%) (a)	4.65	10/12/2022	100,000	93,812
Barclays PLC (United Kingdom)	2.88	06/08/2020	200,000	197,800
Barclays PLC (United Kingdom)	4.95	01/10/2047	200,000	185,804
Berkshire Hathaway Inc	3.40	01/31/2022	235,000	236,770
Berkshire Hathaway Inc	3.13	03/15/2026	235,000	226,722
BlackRock Inc	3.38	06/01/2022	200,000	200,803
BNP Paribas SA (France)	5.00	01/15/2021	242,000	250,357
Boston Properties LP	5.88	10/15/2019	200,000	204,699
Boston Properties LP	3.13	09/01/2023	100,000	97,230
Branch Banking & Trust Co	2.85	04/01/2021	436,000	431,261
Capital One Financial Corp	2.40	10/30/2020	138,000	135,111
Chubb Corp/The	6.00	05/11/2037	85,000	102,859
Chubb INA Holdings Inc	2.30	11/03/2020	100,000	98,181
Chubb INA Holdings Inc	2.70	03/13/2023	119,000	115,048
Chubb INA Holdings Inc	4.35	11/03/2045	27,000	27,574
Cigna Corp	3.05	10/15/2027	330,000	297,360
Citigroup Inc	2.45	01/10/2020	150,000	148,691
Citigroup Inc	4.05	07/30/2022	100,000	100,846
Citigroup Inc	3.38	03/01/2023	100,000	98,387
Citigroup Inc	3.88	10/25/2023	25,000	25,184
Citigroup Inc	3.75	06/16/2024	100,000	99,153
Citigroup Inc	4.45	09/29/2027	170,000	168,036
Citigroup Inc	4.13	07/25/2028	130,000	125,597
Citigroup Inc	4.75	05/18/2046	120,000	117,051
Citigroup Inc	4.65	07/23/2048	50,000	50,567
Citigroup Inc (3 Months LIBOR + 0.950%) (a)	2.88	07/24/2023	400,000	386,700
Citigroup Inc (3 Months LIBOR + 1.168%) (a)	3.88	01/24/2039	20,000	18,429
Citigroup Inc (3 Months LIBOR + 1.192%) (a)	4.08	04/23/2029	40,000	39,260
Citigroup Inc (3 Months LIBOR + 1.390%) (a)	3.67	07/24/2028	180,000	171,392
Citigroup Inc (3 Months LIBOR + 1.563%) (a)	3.89	01/10/2028	148,000	143,684
Citigroup Inc (3 Months LIBOR + 1.839%) (a)	4.28	04/24/2048	20,000	19,123
CME Group Inc	3.00	03/15/2025	135,000	130,095
CNA Financial Corp	3.45	08/15/2027	100,000	92,592
Cooperatieve Rabobank UA (Netherlands)	3.88	02/08/2022	100,000	100,754
Cooperatieve Rabobank UA (Netherlands)	3.75	07/21/2026	485,000	458,087
Cooperatieve Rabobank UA (Netherlands)	5.25	05/24/2041	32,000	35,927
Credit Suisse AG/New York NY (Switzerland)	3.63	09/09/2024	250,000	246,395

The accompanying notes are an integral part of the financial statements.

17

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Finance — 3.78%
Credit Suisse Group Funding Guernsey Ltd (Switzerland)	3.80	06/09/2023	480,000	474,211
Deutsche Bank AG/New York NY (Germany)	4.25	10/14/2021	90,000	89,435
Discover Bank	3.45	07/27/2026	250,000	232,622
Discover Financial Services	5.20	04/27/2022	100,000	103,518
E*TRADE Financial Corp	3.80	08/24/2027	150,000	142,573
ERP Operating LP	4.63	12/15/2021	146,000	150,521
ERP Operating LP	3.38	06/01/2025	100,000	97,445
ERP Operating LP	3.50	03/01/2028	10,000	9,652
Fifth Third Bancorp	4.30	01/16/2024	150,000	151,901
Fifth Third Bank/Cincinnati OH	2.25	06/14/2021	260,000	252,356
GE Capital International Funding Co Unlimited Co	4.42	11/15/2035	328,000	308,699
Goldman Sachs Group Inc/The	5.38	03/15/2020	335,000	345,315
Goldman Sachs Group Inc/The	5.25	07/27/2021	485,000	507,794
Goldman Sachs Group Inc/The	5.75	01/24/2022	61,000	64,899
Goldman Sachs Group Inc/The	4.25	10/21/2025	100,000	99,089
Goldman Sachs Group Inc/The	3.85	01/26/2027	48,000	46,569
Goldman Sachs Group Inc/The	5.15	05/22/2045	200,000	204,116
Goldman Sachs Group Inc/The	4.75	10/21/2045	289,000	293,967
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.158%) (a)	3.81	04/23/2029	50,000	47,696
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.301%) (a)	4.22	05/01/2029	70,000	68,975
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.430%) (a)	4.41	04/23/2039	30,000	29,079
HCP Inc	4.25	11/15/2023	25,000	25,062
HCP Inc	3.88	08/15/2024	100,000	97,777
Hospitality Properties Trust	3.95	01/15/2028	200,000	181,108
Host Hotels & Resorts LP	4.75	03/01/2023	200,000	204,297
HSBC Holdings PLC (United Kingdom)	2.95	05/25/2021	242,000	238,728
HSBC Holdings PLC (United Kingdom)	4.88	01/14/2022	200,000	207,398
HSBC Holdings PLC (United Kingdom)	6.50	09/15/2037	300,000	355,775
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.055%) (a)	3.26	03/13/2023	300,000	293,941
Intercontinental Exchange Inc	2.75	12/01/2020	170,000	168,540
Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.85	01/15/2027	150,000	147,480
JPMorgan Chase & Co	4.25	10/15/2020	412,000	419,952
JPMorgan Chase & Co	4.50	01/24/2022	485,000	499,973
JPMorgan Chase & Co	3.25	09/23/2022	242,000	239,860
JPMorgan Chase & Co	3.62	05/13/2024	143,000	141,734
JPMorgan Chase & Co	3.88	09/10/2024	260,000	257,519
JPMorgan Chase & Co	5.60	07/15/2041	385,000	444,399

The accompanying notes are an integral part of the financial statements.

18

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Finance — 3.78%
JPMorgan Chase & Co (3 Months LIBOR + 0.890%) (a)	3.80	07/23/2024	40,000	39,945
JPMorgan Chase & Co (3 Months LIBOR + 0.935%) (a)	2.78	04/25/2023	100,000	97,131
JPMorgan Chase & Co (3 Months LIBOR + 0.945%) (a)	3.51	01/23/2029	45,000	42,624
JPMorgan Chase & Co (3 Months LIBOR + 1.120%) (a)	4.00	04/23/2029	45,000	44,238
JPMorgan Chase & Co (3 Months LIBOR + 1.220%) (a)	3.90	01/23/2049	35,000	31,598
JPMorgan Chase & Co (3 Months LIBOR + 1.260%) (a)	4.20	07/23/2029	50,000	49,851
JPMorgan Chase & Co (3 Months LIBOR + 1.380%) (a)	3.96	11/15/2048	50,000	45,671
JPMorgan Chase Bank NA (3 Months LIBOR + 0.350%) (a)	3.09	04/26/2021	250,000	249,270
Kimco Realty Corp	3.80	04/01/2027	125,000	119,473
Liberty Property LP	4.13	06/15/2022	150,000	152,103
Lincoln National Corp	4.85	06/24/2021	100,000	102,989
Lincoln National Corp	3.80	03/01/2028	10,000	9,654
Lincoln National Corp	4.35	03/01/2048	10,000	9,309
Lloyds Banking Group PLC (United Kingdom)	4.58	12/10/2025	276,000	270,975
Loews Corp	6.00	02/01/2035	142,000	162,866
Markel Corp	3.50	11/01/2027	200,000	186,269
Markel Corp	4.30	11/01/2047	100,000	91,571
Mercury General Corp	4.40	03/15/2027	100,000	96,298
MetLife Inc	4.75	02/08/2021	155,000	159,894
MetLife Inc	4.05	03/01/2045	242,000	226,410
Mitsubishi UFJ Financial Group Inc (Japan)	3.54	07/26/2021	50,000	50,039
Mitsubishi UFJ Financial Group Inc (Japan)	2.67	07/25/2022	150,000	144,668
Mitsubishi UFJ Financial Group Inc (Japan)	3.85	03/01/2026	235,000	231,063
Mitsubishi UFJ Financial Group Inc (Japan)	3.29	07/25/2027	150,000	140,953
Mizuho Financial Group Inc (Japan)	2.95	02/28/2022	242,000	235,733
Morgan Stanley	5.75	01/25/2021	269,000	282,750
Morgan Stanley	3.13	01/23/2023	50,000	48,757
Morgan Stanley	3.75	02/25/2023	500,000	499,906
Morgan Stanley	3.63	01/20/2027	73,000	70,100
Morgan Stanley	3.95	04/23/2027	270,000	259,149
Morgan Stanley	4.38	01/22/2047	53,000	51,505
Morgan Stanley (3 Months LIBOR + 1.140%) (a)	3.77	01/24/2029	60,000	57,594
Morgan Stanley (3 Months LIBOR + 1.455%) (a)	3.97	07/22/2038	200,000	186,733
National Retail Properties Inc	5.50	07/15/2021	100,000	105,410

The accompanying notes are an integral part of the financial statements.

19

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Finance — 3.78%
National Retail Properties Inc	3.50	10/15/2027	100,000	93,843
Northern Trust Corp (3 Months LIBOR + 1.131%) (a)	3.38	05/08/2032	150,000	139,817
Omega Healthcare Investors Inc	4.50	01/15/2025	75,000	73,554
Omega Healthcare Investors Inc	5.25	01/15/2026	125,000	126,574
ORIX Corp (Japan)	2.90	07/18/2022	100,000	96,706
PNC Bank NA	2.60	07/21/2020	398,000	395,149
PNC Bank NA	3.25	06/01/2025	310,000	300,618
Progressive Corp/The	3.70	01/26/2045	142,000	127,688
Progressive Corp/The	4.13	04/15/2047	20,000	19,474
Prudential Financial Inc (3 Months LIBOR + 2.665%) (a)	5.70	09/15/2048	50,000	49,829
Realty Income Corp	3.65	01/15/2028	150,000	144,405
Royal Bank Of Scotland Group PLC (United Kingdom)	6.13	12/15/2022	185,000	193,435
Santander Holdings USA Inc	4.50	07/17/2025	300,000	296,246
Santander UK PLC (United Kingdom)	4.00	03/13/2024	100,000	100,199
Senior Housing Properties Trust	4.75	02/15/2028	10,000	9,670
Simon Property Group LP	2.35	01/30/2022	90,000	86,965
Simon Property Group LP	2.75	06/01/2023	50,000	48,191
Simon Property Group LP	3.30	01/15/2026	50,000	48,095
Simon Property Group LP	4.25	11/30/2046	100,000	97,255
SL Green Operating Partnership LP	3.25	10/15/2022	200,000	193,959
Sumitomo Mitsui Banking Corp (Japan)	2.45	01/16/2020	485,000	480,583
Sumitomo Mitsui Banking Corp (Japan)	3.20	07/18/2022	300,000	294,484
Sumitomo Mitsui Financial Group Inc (Japan)	3.01	10/19/2026	242,000	223,488
Sumitomo Mitsui Financial Group Inc (Japan)	3.45	01/11/2027	48,000	45,741
Svenska Handelsbanken AB (Sweden)	2.45	03/30/2021	485,000	474,221
Toronto-Dominion Bank/The (5 Year Swap Rate + 2.205%) (a)	3.63	09/15/2031	100,000	93,983
Toronto-Dominion Bank/The (Canada)	2.13	04/07/2021	200,000	194,512
Toronto-Dominion Bank/The (Canada)	1.80	07/13/2021	135,000	129,794
Travelers Cos Inc/The	4.60	08/01/2043	15,000	15,618
Travelers Cos Inc/The	3.75	05/15/2046	142,000	131,267
UBS AG/Stamford CT (Switzerland)	2.35	03/26/2020	250,000	247,005
UnitedHealth Group Inc	2.70	07/15/2020	142,000	141,107
UnitedHealth Group Inc	2.95	10/15/2027	140,000	131,133
UnitedHealth Group Inc	4.63	07/15/2035	20,000	21,290
UnitedHealth Group Inc	6.63	11/15/2037	100,000	129,894
UnitedHealth Group Inc	4.20	01/15/2047	17,000	16,839
UnitedHealth Group Inc	4.25	06/15/2048	25,000	25,091
US Bancorp	3.00	03/15/2022	242,000	239,326
US Bancorp	3.15	04/27/2027	200,000	190,570

The accompanying notes are an integral part of the financial statements.

20

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Finance — 3.78%
US Bank NA/Cincinnati OH	2.35	01/23/2020	250,000	247,937
Ventas Realty LP	3.85	04/01/2027	200,000	192,776
Ventas Realty LP	4.00	03/01/2028	15,000	14,478
Voya Financial Inc	3.13	07/15/2024	200,000	188,685
Wells Fargo & Co	2.10	07/26/2021	36,000	34,667
Wells Fargo & Co	4.30	07/22/2027	247,000	246,065
Wells Fargo & Co	5.38	02/07/2035	200,000	223,575
Wells Fargo & Co	4.40	06/14/2046	117,000	110,212
Wells Fargo & Co	4.75	12/07/2046	97,000	96,628
Wells Fargo Bank NA	5.85	02/01/2037	250,000	289,621
Wells Fargo Bank NA (3 Months LIBOR + 0.490%) (a)	3.33	07/23/2021	250,000	249,708
Westpac Banking Corp (Australia)	4.88	11/19/2019	242,000	247,136
Westpac Banking Corp (Australia)	2.85	05/13/2026	135,000	124,916

				32,174,814

Industrial — 7.11%
21St Century Fox America Inc	5.65	08/15/2020	75,000	78,137
21St Century Fox America Inc	3.38	11/15/2026	100,000	97,550
21St Century Fox America Inc	4.75	09/15/2044	50,000	53,545
3M Co	2.25	09/19/2026	242,000	219,935
Abbott Laboratories	2.55	03/15/2022	81,000	78,637
Abbott Laboratories	3.25	04/15/2023	200,000	198,413
Abbott Laboratories	2.95	03/15/2025	228,000	217,673
Abbott Laboratories	3.75	11/30/2026	287,000	286,195
Abbott Laboratories	4.90	11/30/2046	158,000	171,594
AbbVie Inc	3.20	05/14/2026	270,000	251,406
AbbVie Inc	4.25	11/14/2028	40,000	39,548
AbbVie Inc	4.70	05/14/2045	140,000	134,510
AbbVie Inc	4.45	05/14/2046	130,000	119,504
AbbVie Inc	4.88	11/14/2048	30,000	29,517
Activision Blizzard Inc	3.40	06/15/2027	100,000	94,634
Air Products & Chemicals Inc	3.35	07/31/2024	100,000	99,200
Alibaba Group Holding Ltd (China)	3.60	11/28/2024	285,000	280,231
Alibaba Group Holding Ltd (China)	4.00	12/06/2037	200,000	183,628
Allergan Finance LLC	3.25	10/01/2022	100,000	98,183
Allergan Funding SCS	3.80	03/15/2025	80,000	78,339
Allergan Funding SCS	4.75	03/15/2045	100,000	97,224
Alphabet Inc	2.00	08/15/2026	200,000	180,232
Altria Group Inc	5.38	01/31/2044	135,000	145,184
Amazon.com Inc	2.60	12/05/2019	200,000	199,415
Amazon.com Inc	5.20	12/03/2025	200,000	219,631
Amazon.com Inc	3.88	08/22/2037	65,000	63,638
America Movil SAB de CV (Mexico)	6.38	03/01/2035	100,000	118,617
America Movil SAB de CV (Mexico)	6.13	03/30/2040	100,000	118,233

The accompanying notes are an integral part of the financial statements.

21

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
American Airlines 2014-1 Class A Pass Through Trust	3.70	04/01/2028	155,977	152,218
American Airlines 2016-1 Class AA Pass Through Trust	3.58	07/15/2029	175,449	170,794
American Honda Finance Corp (Japan)	2.00	02/14/2020	48,000	47,365
American Honda Finance Corp (Japan)	2.65	02/12/2021	15,000	14,825
American Honda Finance Corp (Japan)	1.70	09/09/2021	100,000	95,763
American Honda Finance Corp (Japan)	3.45	07/14/2023	50,000	49,924
American Tower Corp	5.05	09/01/2020	150,000	154,680
American Tower Corp	3.00	06/15/2023	100,000	96,273
Amgen Inc	2.12	05/01/2020	100,000	98,432
Amgen Inc	3.63	05/15/2022	25,000	25,130
Amgen Inc	4.40	05/01/2045	140,000	135,525
Amgen Inc	4.66	06/15/2051	100,000	98,932
Anadarko Petroleum Corp	4.85	03/15/2021	20,000	20,554
Anadarko Petroleum Corp	6.45	09/15/2036	50,000	57,054
Anadarko Petroleum Corp	6.20	03/15/2040	115,000	127,521
Analog Devices Inc	2.95	01/12/2021	200,000	198,250
Analog Devices Inc	3.90	12/15/2025	200,000	196,305
Anheuser-Busch InBev Finance Inc	2.65	02/01/2021	450,000	443,466
Anheuser-Busch InBev Finance Inc	4.70	02/01/2036	328,000	328,440
Anheuser-Busch InBev Finance Inc	4.90	02/01/2046	50,000	50,566
Anheuser-Busch InBev Worldwide Inc	3.75	07/15/2042	200,000	173,246
Anheuser-Busch InBev Worldwide Inc	4.75	04/15/2058	200,000	194,129
Apache Corp	3.25	04/15/2022	25,000	24,609
Apache Corp	5.10	09/01/2040	100,000	98,904
Apple Inc	2.50	02/09/2022	97,000	94,870
Apple Inc	2.70	05/13/2022	330,000	324,336
Apple Inc	3.35	02/09/2027	50,000	48,911
Apple Inc	3.20	05/11/2027	100,000	96,682
Apple Inc	4.45	05/06/2044	285,000	298,083
Apple Inc	3.85	08/04/2046	50,000	47,948
Apple Inc	3.75	11/13/2047	200,000	187,676
Applied Materials Inc	3.30	04/01/2027	200,000	192,606
Arrow Electronics Inc	3.50	04/01/2022	100,000	98,275
Ascension Health	3.95	11/15/2046	15,000	14,552
Ascension Health	4.85	11/15/2053	44,000	48,369
AstraZeneca PLC (United Kingdom)	6.45	09/15/2037	135,000	169,477
AT&T Inc	3.88	08/15/2021	36,000	36,311
AT&T Inc	3.00	06/30/2022	100,000	97,524
AT&T Inc	3.80	03/01/2024	100,000	99,016
AT&T Inc	4.45	04/01/2024	240,000	244,765
AT&T Inc	3.40	05/15/2025	340,000	323,703
AT&T Inc	4.25	03/01/2027	270,000	266,512

The accompanying notes are an integral part of the financial statements.

22

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
AT&T Inc	5.35	09/01/2040	125,000	123,967
AT&T Inc	4.75	05/15/2046	180,000	164,454
AT&T Inc	4.55	03/09/2049	153,000	134,268
Automatic Data Processing Inc	3.38	09/15/2025	150,000	148,826
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	2.77	12/15/2022	35,000	33,910
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	3.34	12/15/2027	25,000	23,503
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	4.08	12/15/2047	25,000	22,688
Barrick North America Finance LLC (Canada)	5.70	05/30/2041	10,000	10,815
Barrick North America Finance LLC (Canada)	5.75	05/01/2043	25,000	27,755
Baxalta Inc	4.00	06/23/2025	260,000	257,470
Becton Dickinson And Co	3.13	11/08/2021	90,000	88,570
Becton Dickinson And Co	3.73	12/15/2024	250,000	244,843
Becton Dickinson And Co	4.67	06/06/2047	120,000	118,688
BHP Billiton Finance USA Ltd (Australia)	5.00	09/30/2043	142,000	157,634
Biogen Inc	4.05	09/15/2025	250,000	250,671
Board of Trustees of The Leland Stanford Junior University/The	3.65	05/01/2048	110,000	105,115
Boeing Co/The	4.88	02/15/2020	224,000	229,640
Boeing Co/The	5.88	02/15/2040	75,000	92,720
Boston Scientific Corp	3.85	05/15/2025	30,000	29,844
BP Capital Markets PLC (United Kingdom)	2.75	05/10/2023	200,000	192,179
BP Capital Markets PLC (United Kingdom)	3.12	05/04/2026	200,000	190,709
BP Capital Markets PLC (United Kingdom)	3.28	09/19/2027	35,000	33,480
Bristol-Myers Squibb Co	2.00	08/01/2022	209,000	199,722
Bristol-Myers Squibb Co	3.25	02/27/2027	50,000	48,704
Bristol-Myers Squibb Co	3.25	08/01/2042	200,000	171,744
Broadcom Corp / Broadcom Cayman Finance Ltd	3.88	01/15/2027	50,000	47,072
Broadcom Corp / Broadcom Cayman Finance Ltd	3.50	01/15/2028	90,000	81,778
Bunge Ltd Finance Corp	3.00	09/25/2022	300,000	287,056
Burlington Northern Santa Fe LLC	3.85	09/01/2023	242,000	247,071
Burlington Northern Santa Fe LLC	4.38	09/01/2042	138,000	141,180
Burlington Resources Finance Co	7.20	08/15/2031	94,000	119,646
CA Inc	3.60	08/15/2022	200,000	198,558
Campbell Soup Co	2.50	08/02/2022	100,000	94,866
Campbell Soup Co	4.15	03/15/2028	30,000	28,636
Canadian National Railway Co (Canada)	3.65	02/03/2048	10,000	9,260
Canadian Natural Resources Ltd (Canada)	2.95	01/15/2023	100,000	96,459
Canadian Natural Resources Ltd (Canada)	3.85	06/01/2027	280,000	272,683

The accompanying notes are an integral part of the financial statements.

23

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
Canadian Natural Resources Ltd (Canada)	6.45	06/30/2033	100,000	116,469
Canadian Natural Resources Ltd (Canada)	6.50	02/15/2037	75,000	89,008
Canadian Pacific Railway Co (Canada)	2.90	02/01/2025	100,000	95,070
Canadian Pacific Railway Co (Canada)	4.00	06/01/2028	100,000	100,415
Cardinal Health Inc	3.08	06/15/2024	130,000	122,805
Cardinal Health Inc	3.41	06/15/2027	120,000	110,751
Caterpillar Inc	5.30	09/15/2035	67,000	75,563
Caterpillar Inc	4.30	05/15/2044	100,000	103,449
CBS Corp	4.30	02/15/2021	125,000	127,005
CBS Corp	2.50	02/15/2023	100,000	94,085
CBS Corp	4.00	01/15/2026	15,000	14,701
CBS Corp	3.38	02/15/2028	150,000	137,450
CBS Corp	4.60	01/15/2045	100,000	94,461
Celgene Corp	3.25	02/20/2023	40,000	39,224
Celgene Corp	3.63	05/15/2024	110,000	108,463
Celgene Corp	3.88	08/15/2025	140,000	137,919
Celgene Corp	3.90	02/20/2028	20,000	19,251
Celgene Corp	5.00	08/15/2045	130,000	129,189
Celgene Corp	4.35	11/15/2047	30,000	26,856
Cenovus Energy Inc (Canada)	4.25	04/15/2027	100,000	96,665
Cenovus Energy Inc (Canada)	5.40	06/15/2047	35,000	35,012
Charter Communications Operating LLC / Charter Communications Operating Capital	4.91	07/23/2025	300,000	304,628
Charter Communications Operating LLC / Charter Communications Operating Capital	5.38	05/01/2047	300,000	284,252
Chevron Corp	2.10	05/16/2021	114,000	111,199
Chevron Corp	2.95	05/16/2026	200,000	190,991
Church & Dwight Co Inc	3.15	08/01/2027	125,000	115,742
Cimarex Energy Co	3.90	05/15/2027	100,000	95,531
Cisco Systems Inc	4.45	01/15/2020	426,000	434,531
Cisco Systems Inc	2.90	03/04/2021	207,000	206,263
Cisco Systems Inc	2.50	09/20/2026	146,000	135,032
Citrix Systems Inc	4.50	12/01/2027	135,000	130,093
Coca-Cola Co/The	3.15	11/15/2020	100,000	100,292
Coca-Cola Co/The	2.50	04/01/2023	50,000	48,377
Coca-Cola Co/The	2.88	10/27/2025	100,000	95,732
Comcast Corp	2.75	03/01/2023	145,000	140,201
Comcast Corp	3.15	03/01/2026	100,000	94,409
Comcast Corp	3.55	05/01/2028	20,000	19,148
Comcast Corp	3.20	07/15/2036	250,000	208,602
Comcast Corp	6.45	03/15/2037	108,000	128,571
Comcast Corp	3.90	03/01/2038	25,000	22,914

The accompanying notes are an integral part of the financial statements.

24

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
Comcast Corp	4.60	08/15/2045	85,000	83,232
Comcast Corp	4.00	03/01/2048	185,000	166,043
Concho Resources Inc	4.88	10/01/2047	100,000	101,175
Conocophillips	6.50	02/01/2039	122,000	158,377
Constellation Brands Inc	2.70	05/09/2022	150,000	144,640
Corning Inc	4.38	11/15/2057	20,000	17,517
Costco Wholesale Corp	1.70	12/15/2019	128,000	126,272
Costco Wholesale Corp	3.00	05/18/2027	30,000	28,536
Crown Castle International Corp	4.88	04/15/2022	35,000	36,113
CSX Corp	3.25	06/01/2027	140,000	132,675
CSX Corp	3.80	03/01/2028	15,000	14,787
CSX Corp	4.30	03/01/2048	15,000	14,684
CSX Corp	4.50	08/01/2054	100,000	96,028
Cummins Inc	4.88	10/01/2043	10,000	10,881
CVS Health Corp	2.12	06/01/2021	130,000	125,479
CVS Health Corp	3.88	07/20/2025	150,000	147,816
CVS Health Corp	2.13	06/01/2026	140,000	128,388
CVS Health Corp	4.30	03/25/2028	210,000	208,353
CVS Health Corp	4.78	03/25/2038	100,000	99,521
CVS Health Corp	5.13	07/20/2045	160,000	164,486
CVS Health Corp	5.05	03/25/2048	160,000	163,655
Daimler Finance North America LLC (Germany)	8.50	01/18/2031	100,000	139,213
Darden Restaurants Inc	4.55	02/15/2048	5,000	4,684
Deere & Co	2.60	06/08/2022	200,000	195,113
Deere & Co	3.90	06/09/2042	73,000	71,226
Devon Energy Corp	4.75	05/15/2042	25,000	23,863
Discovery Communications LLC	2.95	03/20/2023	120,000	114,774
Discovery Communications LLC	3.95	03/20/2028	130,000	123,494
Discovery Communications LLC	4.88	04/01/2043	100,000	93,703
Discovery Communications LLC	5.20	09/20/2047	120,000	117,328
Dollar Tree Inc	4.20	05/15/2028	30,000	29,138
Dominion Energy Gas Holdings LLC	3.55	11/01/2023	200,000	197,470
Dow Chemical Co/The	4.25	11/15/2020	100,000	101,829
Dow Chemical Co/The	3.00	11/15/2022	150,000	146,211
Dow Chemical Co/The	5.25	11/15/2041	30,000	31,803
DXC Technology Co	4.75	04/15/2027	90,000	92,125
Eastman Chemical Co	3.80	03/15/2025	150,000	148,048
Eaton Corp	3.10	09/15/2027	100,000	93,304
eBay Inc	3.80	03/09/2022	10,000	10,074
eBay Inc	3.60	06/05/2027	10,000	9,499
Ecolab Inc	2.38	08/10/2022	150,000	143,796
EI du Pont de Nemours & Co	4.63	01/15/2020	100,000	102,059
EI du Pont de Nemours & Co	2.80	02/15/2023	100,000	97,248

The accompanying notes are an integral part of the financial statements.

25

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
Eli Lilly & Co	2.75	06/01/2025	32,000	30,612
Eli Lilly & Co	3.10	05/15/2027	200,000	192,640
Enable Midstream Partners LP	5.00	05/15/2044	135,000	121,520
Enbridge Inc (Canada)	5.50	12/01/2046	60,000	66,986
Energy Transfer Partners LP	3.60	02/01/2023	15,000	14,741
Energy Transfer Partners LP	4.05	03/15/2025	200,000	195,772
Energy Transfer Partners LP	4.75	01/15/2026	270,000	272,791
Energy Transfer Partners LP / Regency Energy Finance Corp	5.88	03/01/2022	100,000	105,811
Enterprise Products Operating LLC	2.80	02/15/2021	15,000	14,808
Enterprise Products Operating LLC	4.90	05/15/2046	200,000	206,833
Enterprise Products Operating LLC	4.25	02/15/2048	15,000	14,120
Enterprise Products Operating LLC	4.95	10/15/2054	75,000	74,993
Estee Lauder Cos Inc/The	4.15	03/15/2047	13,000	13,040
Express Scripts Holding Co	3.50	06/15/2024	250,000	243,254
Express Scripts Holding Co	3.40	03/01/2027	270,000	250,919
Exxon Mobil Corp	2.22	03/01/2021	142,000	139,178
Exxon Mobil Corp	2.40	03/06/2022	112,000	109,047
Exxon Mobil Corp	4.11	03/01/2046	142,000	143,949
FedEx Corp	3.25	04/01/2026	100,000	96,372
FedEx Corp	3.30	03/15/2027	200,000	191,131
FedEx Corp	4.55	04/01/2046	80,000	78,350
FedEx Corp	4.40	01/15/2047	35,000	33,431
Fiserv Inc	3.80	10/01/2023	100,000	99,975
Fiserv Inc	4.20	10/01/2028	100,000	100,210
Ford Motor Co	4.35	12/08/2026	80,000	75,291
Ford Motor Co	7.40	11/01/2046	75,000	84,041
Ford Motor Co	5.29	12/08/2046	240,000	213,758
Ford Motor Credit Co LLC	2.60	11/04/2019	200,000	198,386
Ford Motor Credit Co LLC	2.98	08/03/2022	400,000	379,363
Fortive Corp	3.15	06/15/2026	35,000	32,585
General Dynamics Corp	2.25	11/15/2022	159,000	152,063
General Electric Co	2.70	10/09/2022	235,000	226,767
General Electric Co	6.75	03/15/2032	142,000	171,718
General Electric Co	5.88	01/14/2038	121,000	135,066
General Motors Co	5.15	04/01/2038	150,000	139,512
General Motors Co	5.20	04/01/2045	10,000	9,085
General Motors Co	6.75	04/01/2046	155,000	167,773
General Motors Financial Co Inc	3.20	07/06/2021	490,000	483,873
General Motors Financial Co Inc	4.30	07/13/2025	25,000	24,317
General Motors Financial Co Inc	4.35	01/17/2027	250,000	238,843
Georgia-Pacific LLC	8.88	05/15/2031	75,000	109,037
Gilead Sciences Inc	2.55	09/01/2020	300,000	296,984
Gilead Sciences Inc	3.25	09/01/2022	100,000	99,506

The accompanying notes are an integral part of the financial statements.

26

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
Gilead Sciences Inc	2.95	03/01/2027	50,000	46,422
Gilead Sciences Inc	4.75	03/01/2046	136,000	140,183
Gilead Sciences Inc	4.15	03/01/2047	24,000	22,738
Glaxosmithkline Capital Inc (United Kingdom)	3.38	05/15/2023	45,000	44,814
Glaxosmithkline Capital Inc (United Kingdom)	3.88	05/15/2028	140,000	141,442
Glaxosmithkline Capital Inc (United Kingdom)	6.38	05/15/2038	100,000	128,527
Glaxosmithkline Capital PLC (United Kingdom)	2.85	05/08/2022	242,000	237,930
Grupo Televisa SAB (Mexico)	6.62	03/18/2025	150,000	169,222
Halliburton Co	3.25	11/15/2021	453,000	453,603
Halliburton Co	6.70	09/15/2038	53,000	65,541
Harris Corp	4.40	06/15/2028	150,000	150,539
Hewlett Packard Enterprise Co	3.50	10/05/2021	100,000	99,892
Hewlett Packard Enterprise Co	4.40	10/15/2022	121,000	124,284
Home Depot Inc/The	4.40	04/01/2021	142,000	146,095
Home Depot Inc/The	4.88	02/15/2044	200,000	221,373
Home Depot Inc/The	3.50	09/15/2056	24,000	20,741
Hubbell Inc	3.35	03/01/2026	142,000	134,115
Husky Energy Inc (Canada)	6.80	09/15/2037	75,000	92,343
Illinois Tool Works Inc	2.65	11/15/2026	142,000	131,320
Ingersoll-Rand Global Holding Co Ltd	3.75	08/21/2028	10,000	9,719
Intel Corp	3.30	10/01/2021	114,000	114,602
Intel Corp	3.15	05/11/2027	50,000	48,315
Intel Corp	4.90	07/29/2045	100,000	110,766
Intel Corp	4.10	05/11/2047	50,000	49,586
International Business Machines Corp	3.45	02/19/2026	306,000	302,414
International Business Machines Corp	4.70	02/19/2046	146,000	158,528
International Paper Co	3.65	06/15/2024	200,000	197,670
International Paper Co	4.80	06/15/2044	100,000	97,145
Interpublic Group of Cos Inc/The	3.50	10/01/2020	200,000	200,018
Interpublic Group of Cos Inc/The	3.75	10/01/2021	150,000	150,297
Interpublic Group of Cos Inc/The	4.65	10/01/2028	150,000	150,224
Interpublic Group of Cos Inc/The	5.40	10/01/2048	100,000	99,408
John Deere Capital Corp	1.95	06/22/2020	200,000	196,450
John Deere Capital Corp	2.80	03/06/2023	200,000	195,519
Johnson & Johnson	3.63	03/03/2037	30,000	28,865
Johnson & Johnson	4.50	12/05/2043	200,000	214,476
Johnson & Johnson	3.70	03/01/2046	27,000	25,691
Johnson Controls International PLC	5.13	09/14/2045	200,000	207,564
Juniper Networks Inc	5.95	03/15/2041	100,000	99,357
Kellogg Co	4.00	12/15/2020	150,000	152,342

The accompanying notes are an integral part of the financial statements.

27

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
Keurig Dr Pepper Inc	4.42	12/15/2046	100,000	91,243
Kimberly-Clark Corp	3.90	05/04/2047	5,000	4,787
Kinder Morgan Energy Partners LP	4.15	03/01/2022	275,000	278,178
Kinder Morgan Energy Partners LP	6.50	02/01/2037	75,000	84,126
Kinder Morgan Energy Partners LP	5.00	08/15/2042	130,000	127,445
Kinder Morgan Inc	3.15	01/15/2023	70,000	68,097
Kraft Heinz Foods Co	3.50	07/15/2022	100,000	99,239
Kraft Heinz Foods Co	6.88	01/26/2039	54,000	63,095
Kraft Heinz Foods Co	4.38	06/01/2046	150,000	132,480
Kroger Co/The	6.15	01/15/2020	100,000	103,713
Kroger Co/The	3.30	01/15/2021	100,000	100,006
Kroger Co/The	5.40	07/15/2040	100,000	102,407
Kroger Co/The	4.45	02/01/2047	120,000	109,878
Lockheed Martin Corp	3.35	09/15/2021	100,000	100,002
LyondellBasell Industries NV	4.63	02/26/2055	140,000	125,820
Macy’s Retail Holdings Inc	2.88	02/15/2023	120,000	113,643
Marriott International Inc	3.25	09/15/2022	100,000	98,185
Marriott International Inc	3.13	06/15/2026	15,000	13,995
Masco Corp	5.95	03/15/2022	100,000	106,767
Mastercard Inc	3.38	04/01/2024	100,000	99,983
McCormick & Co Inc	2.70	08/15/2022	240,000	232,481
McDonald’s Corp	2.20	05/26/2020	200,000	197,183
McDonald’s Corp	3.63	05/20/2021	100,000	100,999
McDonald’s Corp	4.70	12/09/2035	25,000	25,987
McKesson Corp	3.95	02/16/2028	10,000	9,656
Medtronic Inc	3.50	03/15/2025	242,000	239,988
Medtronic Inc	4.63	03/15/2045	100,000	105,913
Merck & Co Inc	2.40	09/15/2022	218,000	211,317
Merck & Co Inc	3.70	02/10/2045	53,000	50,470
Methanex Corp (Canada)	4.25	12/01/2024	100,000	97,762
Microsoft Corp	2.00	11/03/2020	242,000	237,716
Microsoft Corp	2.40	02/06/2022	194,000	189,508
Microsoft Corp	3.12	11/03/2025	242,000	236,884
Microsoft Corp	3.30	02/06/2027	107,000	104,948
Microsoft Corp	4.20	11/03/2035	242,000	252,446
Microsoft Corp	4.10	02/06/2037	68,000	70,240
Microsoft Corp	3.95	08/08/2056	264,000	258,274
Mosaic Co/The	4.25	11/15/2023	30,000	30,309
Mosaic Co/The	4.88	11/15/2041	95,000	87,392
Motorola Solutions Inc	3.75	05/15/2022	150,000	148,726
MPLX LP	3.38	03/15/2023	90,000	88,108
MPLX LP	4.00	03/15/2028	65,000	62,518
MPLX LP	4.50	04/15/2038	35,000	32,987
MPLX LP	4.70	04/15/2048	30,000	27,957

The accompanying notes are an integral part of the financial statements.

28

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
MPLX LP	4.90	04/15/2058	25,000	22,627
Mylan NV	3.95	06/15/2026	100,000	94,593
Mylan NV	5.25	06/15/2046	135,000	126,272
NBCUniversal Media LLC	5.15	04/30/2020	300,000	309,386
New York And Presbyterian Hospital/The	4.02	08/01/2045	78,000	75,706
Newell Brands Inc	3.15	04/01/2021	100,000	98,397
Newmont Mining Corp	6.25	10/01/2039	100,000	113,356
NIKE Inc	2.25	05/01/2023	73,000	69,796
NIKE Inc	3.88	11/01/2045	71,000	68,468
Noble Energy Inc	4.15	12/15/2021	100,000	101,219
Noble Energy Inc	4.95	08/15/2047	100,000	95,765
Norfolk Southern Corp	2.90	02/15/2023	90,000	87,768
Norfolk Southern Corp	3.85	01/15/2024	85,000	85,877
Norfolk Southern Corp	3.15	06/01/2027	100,000	94,741
Norfolk Southern Corp	4.65	01/15/2046	65,000	67,010
Norfolk Southern Corp	5.10	08/01/2118	10,000	9,872
Northrop Grumman Corp	2.55	10/15/2022	150,000	144,617
Northrop Grumman Corp	2.93	01/15/2025	150,000	142,494
Northrop Grumman Corp	3.25	01/15/2028	300,000	282,097
Northrop Grumman Corp	4.03	10/15/2047	100,000	93,778
Novartis Capital Corp (Switzerland)	3.00	11/20/2025	100,000	96,182
Novartis Capital Corp (Switzerland)	4.40	05/06/2044	100,000	106,676
Nutrien Ltd (Canada)	4.00	12/15/2026	150,000	145,019
Nutrien Ltd (Canada)	4.90	06/01/2043	100,000	98,440
Occidental Petroleum Corp	3.40	04/15/2026	100,000	97,769
Occidental Petroleum Corp	4.10	02/15/2047	92,000	89,154
ONEOK Inc	4.00	07/13/2027	200,000	193,392
ONEOK Partners LP	5.00	09/15/2023	100,000	104,217
Oracle Corp	3.88	07/15/2020	10,000	10,162
Oracle Corp	2.80	07/08/2021	136,000	134,932
Oracle Corp	2.50	10/15/2022	542,000	525,888
Oracle Corp	3.25	11/15/2027	80,000	76,977
Oracle Corp	4.13	05/15/2045	104,000	100,817
Oracle Corp	4.00	07/15/2046	59,000	56,227
Oracle Corp	4.00	11/15/2047	50,000	47,479
Owens Corning	4.20	12/01/2024	100,000	99,042
PACCAR Financial Corp	2.30	08/10/2022	150,000	143,782
Partners Healthcare System Inc	4.12	07/01/2055	164,000	155,357
PepsiCo Inc	2.25	05/02/2022	200,000	193,677
PepsiCo Inc	4.45	04/14/2046	100,000	105,408
PepsiCo Inc	3.45	10/06/2046	121,000	109,108
Petro-Canada (Canada)	6.80	05/15/2038	105,000	133,368
Pfizer Inc	7.20	03/15/2039	170,000	234,279
Pfizer Inc	4.20	09/15/2048	50,000	50,187

The accompanying notes are an integral part of the financial statements.

29

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
Philip Morris International Inc	2.00	02/21/2020	48,000	47,349
Philip Morris International Inc	3.38	08/11/2025	50,000	48,701
Philip Morris International Inc	3.12	03/02/2028	100,000	94,590
Philip Morris International Inc	3.88	08/21/2042	50,000	44,882
Philip Morris International Inc	4.25	11/10/2044	100,000	94,215
Phillips 66	4.88	11/15/2044	50,000	51,830
Plains All American Pipeline LP / Paa Finance Corp	4.50	12/15/2026	20,000	19,980
Plains All American Pipeline LP / Paa Finance Corp	5.15	06/01/2042	200,000	188,514
PPG Industries Inc	2.30	11/15/2019	100,000	99,275
Praxair Inc	3.00	09/01/2021	75,000	74,275
Praxair Inc	3.20	01/30/2026	92,000	89,727
President & Fellows of Harvard College	4.88	10/15/2040	194,000	222,721
President & Fellows of Harvard College	3.15	07/15/2046	100,000	88,579
Procter & Gamble Co/The	1.70	11/03/2021	100,000	96,134
Procter & Gamble Co/The	2.45	11/03/2026	100,000	92,662
Providence St Joseph Health Obligated Group	3.74	10/01/2047	10,000	9,058
QUALCOMM Inc	2.25	05/20/2020	242,000	238,833
QUALCOMM Inc	4.65	05/20/2035	242,000	245,749
Republic Services Inc	3.55	06/01/2022	200,000	199,948
Reynolds American Inc	4.45	06/12/2025	100,000	100,737
Reynolds American Inc	6.15	09/15/2043	100,000	111,453
Rio Tinto Alcan Inc (Canada)	6.12	12/15/2033	67,000	80,341
Rockwell Collins Inc	4.80	12/15/2043	25,000	25,643
Rockwell Collins Inc	4.35	04/15/2047	70,000	66,803
Rogers Communications Inc (Canada)	4.30	02/15/2048	15,000	14,446
Royal Caribbean Cruises Ltd	7.50	10/15/2027	100,000	118,403
RPM International Inc	6.13	10/15/2019	200,000	205,251
Sabine Pass Liquefaction LLC	6.25	03/15/2022	830,000	892,131
Schlumberger Investment SA	3.65	12/01/2023	192,000	193,381
Seagate HDD Cayman	4.75	06/01/2023	200,000	199,053
Shell International Finance BV (Netherlands)	1.88	05/10/2021	485,000	469,391
Shell International Finance BV (Netherlands)	3.25	05/11/2025	100,000	97,819
Shell International Finance BV (Netherlands)	3.75	09/12/2046	145,000	136,015
Sherwin-Williams Co/The	3.45	06/01/2027	190,000	180,811
Sherwin-Williams Co/The	4.55	08/01/2045	242,000	232,132
Snap-on Inc	3.25	03/01/2027	100,000	96,185
Southwest Airlines Co	2.65	11/05/2020	100,000	98,576
Spirit Airlines Pass Through Trust 2015-1A	4.10	10/01/2029	124,405	123,938
Starbucks Corp	2.70	06/15/2022	142,000	138,316

The accompanying notes are an integral part of the financial statements.

30

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
Starbucks Corp	2.45	06/15/2026	92,000	82,848
Starbucks Corp	4.00	11/15/2028	100,000	99,718
Suncor Energy Inc (Canada)	6.50	06/15/2038	110,000	135,906
Suncor Energy Inc (Canada)	4.00	11/15/2047	20,000	18,767
Sunoco Logistics Partners Operations LP	4.25	04/01/2024	150,000	149,506
Sunoco Logistics Partners Operations LP	5.35	05/15/2045	15,000	14,626
Sunoco Logistics Partners Operations LP	5.40	10/01/2047	250,000	247,292
Sysco Corp	2.60	06/12/2022	100,000	96,646
Sysco Corp	4.50	04/01/2046	100,000	98,448
Target Corp	4.00	07/01/2042	140,000	134,525
Telefonica Emisiones SAU (Spain)	5.21	03/08/2047	270,000	264,158
Texas Instruments Inc	4.15	05/15/2048	25,000	25,102
Time Warner Cable LLC	7.30	07/01/2038	150,000	171,813
Total Capital Canada Ltd (France)	2.75	07/15/2023	50,000	48,380
Total Capital International SA (France)	2.75	06/19/2021	150,000	148,438
Toyota Motor Credit Corp (Japan)	1.55	10/18/2019	170,000	167,749
Toyota Motor Credit Corp (Japan)	1.90	04/08/2021	155,000	150,156
Toyota Motor Credit Corp (Japan)	3.30	01/12/2022	242,000	241,989
Transcanada Pipelines Ltd (Canada)	4.88	01/15/2026	100,000	104,602
Transcanada Pipelines Ltd (Canada)	6.20	10/15/2037	18,000	21,017
Transcanada Pipelines Ltd (Canada)	4.88	05/15/2048	20,000	20,442
Tyson Foods Inc	4.55	06/02/2047	100,000	92,915
Unilever Capital Corp (Netherlands)	4.25	02/10/2021	242,000	248,090
Unilever Capital Corp (Netherlands)	5.90	11/15/2032	142,000	173,803
Union Pacific Corp	4.16	07/15/2022	142,000	145,523
Union Pacific Corp	3.00	04/15/2027	100,000	94,367
Union Pacific Corp	3.95	09/10/2028	35,000	35,154
Union Pacific Corp	4.75	09/15/2041	100,000	104,902
Union Pacific Corp	4.80	09/10/2058	35,000	36,180
United Airlines 2015-1 Class AA Pass Through Trust	3.45	06/01/2029	129,171	124,653
United Parcel Service Inc	3.13	01/15/2021	24,000	24,034
United Parcel Service Inc	2.45	10/01/2022	108,000	104,415
United Parcel Service Inc	2.40	11/15/2026	146,000	133,317
United Parcel Service Inc	3.75	11/15/2047	100,000	92,851
United Technologies Corp	2.30	05/04/2022	200,000	191,479
United Technologies Corp	3.65	08/16/2023	150,000	149,334
United Technologies Corp	3.13	05/04/2027	30,000	28,024
United Technologies Corp	4.50	06/01/2042	100,000	98,862
United Technologies Corp	4.05	05/04/2047	100,000	91,402
United Technologies Corp	4.63	11/16/2048	35,000	35,195
Vale Overseas Ltd (Brazil)	4.38	01/11/2022	100,000	100,750
Vale Overseas Ltd (Brazil)	6.88	11/21/2036	100,000	116,120
Verizon Communications Inc	3.50	11/01/2021	260,000	260,948

The accompanying notes are an integral part of the financial statements.

31

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Industrial — 7.11%
Verizon Communications Inc	2.95	03/15/2022	150,000	147,618
Verizon Communications Inc	3.13	03/16/2022	100,000	99,035
Verizon Communications Inc	5.15	09/15/2023	100,000	107,045
Verizon Communications Inc	4.13	03/16/2027	290,000	291,322
Verizon Communications Inc	4.50	08/10/2033	160,000	158,683
Verizon Communications Inc	5.25	03/16/2037	150,000	159,925
Verizon Communications Inc	4.81	03/15/2039	130,000	131,054
Verizon Communications Inc	4.75	11/01/2041	100,000	98,341
Verizon Communications Inc	4.86	08/21/2046	76,000	75,811
Verizon Communications Inc	5.50	03/16/2047	120,000	131,397
Verizon Communications Inc	5.01	04/15/2049	110,000	112,337
Visa Inc	2.80	12/14/2022	135,000	132,321
Visa Inc	4.30	12/14/2045	146,000	150,963
Visa Inc	3.65	09/15/2047	20,000	18,629
Vodafone Group PLC (United Kingdom)	4.38	05/30/2028	75,000	73,892
Vodafone Group PLC (United Kingdom)	5.00	05/30/2038	60,000	59,163
Vodafone Group PLC (United Kingdom)	5.25	05/30/2048	60,000	60,240
Walgreen Co	3.10	09/15/2022	70,000	68,397
Walgreens Boots Alliance Inc	3.45	06/01/2026	90,000	85,405
Walmart Inc	3.40	06/26/2023	85,000	85,370
Walmart Inc	3.30	04/22/2024	242,000	241,636
Walmart Inc	3.70	06/26/2028	65,000	65,018
Walmart Inc	3.95	06/28/2038	30,000	29,938
Walmart Inc	4.05	06/29/2048	60,000	60,088
Walt Disney Co/The	1.95	03/04/2020	135,000	133,164
Walt Disney Co/The	2.95	06/15/2027	100,000	94,991
Warner Media LLC	2.95	07/15/2026	20,000	18,135
Warner Media LLC	3.80	02/15/2027	520,000	497,411
Warner Media LLC	4.85	07/15/2045	150,000	139,893
Waste Management Inc	3.15	11/15/2027	100,000	95,182
Waste Management Inc	3.90	03/01/2035	100,000	97,696
Williams Cos Inc/The	3.35	08/15/2022	15,000	14,730
Williams Cos Inc/The	4.00	09/15/2025	15,000	14,759
Williams Cos Inc/The	7.50	01/15/2031	80,000	97,169
Williams Cos Inc/The	8.75	03/15/2032	70,000	93,272
Williams Cos Inc/The	5.10	09/15/2045	100,000	100,519
WW Grainger Inc	3.75	05/15/2046	97,000	88,123
Wyeth LLC	6.45	02/01/2024	364,000	415,567
Xerox Corp	3.80	05/15/2024	100,000	93,929
Xerox Corp	6.75	12/15/2039	100,000	100,096

				60,549,561

Sovereign — 1.11%
Asian Development Bank	1.63	03/16/2021	485,000	469,622
Asian Development Bank	1.75	06/08/2021	100,000	96,788

The accompanying notes are an integral part of the financial statements.

32

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Sovereign — 1.11%
Asian Development Bank	1.75	09/13/2022	100,000	95,104
Asian Development Bank	2.75	03/17/2023	70,000	68,999
Asian Development Bank	2.75	01/19/2028	30,000	28,932
Council Of Europe Development Bank	1.63	03/16/2021	285,000	275,654
Ecopetrol SA (Columbia)	5.88	09/18/2023	200,000	213,100
Ecopetrol SA (Columbia)	4.13	01/16/2025	200,000	194,000
Equinor ASA (Norway)	3.70	03/01/2024	142,000	143,192
Equinor ASA (Norway)	3.95	05/15/2043	132,000	128,591
European Bank For Reconstruction & Development	1.75	11/26/2019	150,000	148,208
European Bank For Reconstruction & Development	2.13	03/07/2022	150,000	145,420
European Investment Bank	1.25	12/16/2019	250,000	245,416
European Investment Bank	1.38	06/15/2020	485,000	472,784
European Investment Bank	2.00	03/15/2021	485,000	473,950
European Investment Bank	2.25	03/15/2022	97,000	94,418
European Investment Bank	2.50	03/15/2023	300,000	292,378
Inter-American Development Bank	1.63	05/12/2020	400,000	392,173
Inter-American Development Bank	1.88	06/16/2020	485,000	476,840
Inter-American Development Bank	2.50	01/18/2023	100,000	97,715
Inter-American Development Bank	2.00	06/02/2026	485,000	447,058
International Bank for Reconstruction & Development	1.63	03/09/2021	485,000	469,854
International Bank for Reconstruction & Development	1.38	09/20/2021	281,000	268,112
International Bank for Reconstruction & Development	1.63	02/10/2022	328,000	313,346
International Finance Corp	1.63	07/16/2020	150,000	146,650
Kreditanstalt fuer Wiederaufbau (Germany)	4.00	01/27/2020	250,000	253,730
Kreditanstalt fuer Wiederaufbau (Germany)	1.88	06/30/2020	200,000	196,518
Kreditanstalt fuer Wiederaufbau (Germany)	2.75	09/08/2020	728,000	725,575
Kreditanstalt fuer Wiederaufbau (Germany)	1.50	06/15/2021	350,000	336,413
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	03/07/2022	121,000	117,406
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	06/15/2022	100,000	96,733
Kreditanstalt fuer Wiederaufbau (Germany)	2.38	12/29/2022	100,000	97,193
Kreditanstalt fuer Wiederaufbau (Germany) [1]	0.00	06/29/2037	285,000	153,509
Landwirtschaftliche Rentenbank (Germany)	1.75	07/27/2026	200,000	179,946
Nexen Energy (China)	6.40	05/15/2037	114,000	137,912
Petroleos Mexicanos (Mexico)	5.50	01/21/2021	200,000	206,382
Petroleos Mexicanos (Mexico)	6.50	06/02/2041	375,000	351,562
Petroleos Mexicanos (Mexico)	6.75	09/21/2047	200,000	190,838
Syngenta Finance NV (Switzerland)	3.12	03/28/2022	235,000	227,543

				9,469,564

The accompanying notes are an integral part of the financial statements.

33

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Utilities — 0.80%
American Electric Power Co Inc	2.95	12/15/2022	80,000	78,204
American Water Capital Corp	3.75	09/01/2047	50,000	45,426
Atmos Energy Corp	4.13	10/15/2044	117,000	114,526
Commonwealth Edison Co	3.65	06/15/2046	242,000	219,238
Commonwealth Edison Co	4.00	03/01/2048	5,000	4,825
Consolidated Edison Co of New York Inc	6.30	08/15/2037	142,000	176,753
Consolidated Edison Inc	2.00	03/15/2020	150,000	147,489
Dominion Energy Inc	7.00	06/15/2038	75,000	94,454
DTE Electric Co	3.70	03/15/2045	121,000	112,329
Duke Energy Carolinas LLC	3.90	06/15/2021	185,000	188,453
Duke Energy Carolinas LLC	2.95	12/01/2026	100,000	94,964
Duke Energy Corp	1.80	09/01/2021	15,000	14,346
Duke Energy Corp	3.15	08/15/2027	100,000	93,002
Duke Energy Corp	3.75	09/01/2046	80,000	70,300
Duke Energy Florida LLC	6.40	06/15/2038	242,000	310,136
Duke Energy Indiana LLC	3.75	05/15/2046	12,000	10,973
Edison International	2.40	09/15/2022	100,000	94,699
Emera US Finance LP (Canada)	3.55	06/15/2026	25,000	23,546
Exelon Generation Co LLC	3.40	03/15/2022	200,000	198,186
Exelon Generation Co LLC	6.25	10/01/2039	200,000	217,750
Exelon Generation Co LLC	5.60	06/15/2042	15,000	15,361
Florida Power & Light Co	3.13	12/01/2025	142,000	137,831
Florida Power & Light Co	5.95	02/01/2038	142,000	173,579
Florida Power & Light Co	3.70	12/01/2047	20,000	18,418
Georgia Power Co	3.25	03/30/2027	150,000	139,913
Georgia Power Co	4.30	03/15/2042	242,000	229,817
LG&E & KU Energy LLC	3.75	11/15/2020	100,000	100,406
Midamerican Energy Co	3.50	10/15/2024	182,000	181,729
National Rural Utilities Cooperative Finance Corp	2.30	11/01/2020	242,000	237,586
National Rural Utilities Cooperative Finance Corp	3.40	02/07/2028	15,000	14,561
NextEra Energy Capital Holdings Inc	3.55	05/01/2027	85,000	81,780
NiSource Inc	5.25	02/15/2043	100,000	105,748
Ohio Edison Co	6.88	07/15/2036	100,000	128,788
Pacific Gas & Electric Co	2.45	08/15/2022	172,000	163,496
Pacific Gas & Electric Co	4.00	12/01/2046	100,000	87,573
PacifiCorp	3.85	06/15/2021	242,000	245,212
PacifiCorp	5.75	04/01/2037	158,000	187,850
PacifiCorp	4.12	01/15/2049	70,000	68,738
PECO Energy Co	3.90	03/01/2048	5,000	4,768
Piedmont Natural Gas Co Inc	3.64	11/01/2046	6,000	5,322
PPL Electric Utilities Corp	4.75	07/15/2043	242,000	257,880
Progress Energy Inc	3.15	04/01/2022	57,000	56,035

The accompanying notes are an integral part of the financial statements.

34

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 12.89%
Utilities — 0.80%
Public Service Co of Colorado	4.10	06/15/2048	65,000	64,444
Public Service Electric & Gas Co	1.90	03/15/2021	109,000	105,722
San Diego Gas & Electric Co	2.50	05/15/2026	142,000	130,335
San Diego Gas & Electric Co	4.50	08/15/2040	117,000	119,275
Sempra Energy	2.90	02/01/2023	100,000	96,520
Sempra Energy	3.80	02/01/2038	20,000	18,044
Sempra Energy	4.00	02/01/2048	15,000	13,394
South Carolina Electric & Gas Co	4.35	02/01/2042	204,000	195,134
Southern California Edison Co	6.00	01/15/2034	92,000	107,117
Southern California Edison Co	5.55	01/15/2037	132,000	147,812
Southern Co Gas Capital Corp	5.88	03/15/2041	100,000	114,057
Southern Co/The	4.25	07/01/2036	100,000	95,105
Southern Power Co	5.25	07/15/2043	100,000	101,803
Southwestern Electric Power Co	3.90	04/01/2045	125,000	113,391
Virginia Electric & Power Co	3.15	01/15/2026	92,000	88,422
Virginia Electric & Power Co	8.88	11/15/2038	117,000	181,736
Xcel Energy Inc	2.60	03/15/2022	125,000	121,205

				6,765,506

Total Corporate Bonds and Notes (Cost $115,415,639)				109,721,627

Foreign Government Bonds & Notes — 0.77%
Chile Government International Bond (Chile)	3.13	01/21/2026	388,000	372,604
Colombia Government International Bond (Colombia)	4.38	07/12/2021	200,000	203,600
Colombia Government International Bond (Colombia)	6.13	01/18/2041	200,000	226,500
Development Bank Of Japan, Inc. (Japan)	2.00	10/19/2021	350,000	336,475
Export Development Canada (Canada)	1.63	12/03/2019	240,000	236,712
Export-Import Bank Of Korea (South Korea)	2.38	04/21/2027	300,000	263,485
Hungary Government International Bond (Hungary)	5.75	11/22/2023	200,000	216,600
Israel Government Aid Bond (Israel)	5.50	12/04/2023	19,000	21,120
Israel Government Aid Bond (Israel)	5.50	04/26/2024	51,000	57,024
Israel Government Aid Bond (Israel)	5.50	09/18/2033	291,000	356,802
Israel Government International Bond (Israel)	4.00	06/30/2022	200,000	204,007
Japan Bank For International Cooperation (Japan)	2.38	07/21/2022	200,000	193,507
Japan Bank For International Cooperation (Japan)	1.88	07/21/2026	300,000	268,282
Korea Development Bank (The) (South Korea)	3.00	01/13/2026	242,000	226,254
Korea International Bond (South Korea)	2.75	01/19/2027	200,000	188,252

The accompanying notes are an integral part of the financial statements.

35

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds & Notes — 0.77%
Mexico Government International Bond (Mexico)	4.00	10/02/2023	300,000	301,971
Mexico Government International Bond (Mexico)	6.05	01/11/2040	300,000	333,153
Mexico Government International Bond (Mexico)	4.60	02/10/2048	300,000	282,000
Panama Government International Bond (Panama)	3.75	03/16/2025	200,000	199,102
Panama Government International Bond (Panama)	6.70	01/26/2036	100,000	124,901
Panama Government International Bond (Panama)	4.50	04/16/2050	200,000	198,302
Peruvian Government International Bond (Peru)	4.12	08/25/2027	200,000	206,202
Philippine Government International Bond (Philippines)	4.00	01/15/2021	300,000	305,036
Philippine Government International Bond (Philippines)	9.50	02/02/2030	200,000	295,855
Philippine Government International Bond (Philippines)	3.95	01/20/2040	200,000	193,090
Province Of Alberta Canada (Canada)	3.30	03/15/2028	30,000	29,450
Province Of Ontario Canada (Canada)	2.50	04/27/2026	242,000	227,243
Province Of Quebec Canada (Canada)	2.75	08/25/2021	142,000	140,397
Republic Of Poland Government International Bond (Poland)	3.25	04/06/2026	142,000	137,749
Uruguay Government International Bond (Uruguay)	4.38	10/27/2027	200,000	203,702
Uruguay Government International Bond (Uruguay)	4.98	04/20/2055	35,000	35,000

Total Foreign Government Bonds & Notes (Cost $6,989,781)				6,584,377

Municipal Bonds — 0.34%
Bay Area Toll Authority	6.26	04/01/2049	95,000	129,608
City of New York NY	6.27	12/01/2037	100,000	126,071
Commonwealth of Massachusetts	4.20	12/01/2021	200,000	204,594
Commonwealth of Massachusetts Transportation Fund Revenue	5.73	06/01/2040	25,000	30,518
Dallas Area Rapid Transit	6.00	12/01/2044	100,000	129,043
East Bay Municipal Utility District Water System Revenue	5.87	06/01/2040	145,000	180,187
New Jersey Economic Development Authority	7.42	02/15/2029	164,000	196,672
New Jersey Turnpike Authority	7.41	01/01/2040	165,000	236,080
Ohio State University/The	4.91	06/01/2040	140,000	157,546
Ohio State University/The	4.80	06/01/2111	53,000	56,879

The accompanying notes are an integral part of the financial statements.

36

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Municipal Bonds — 0.34%
Ohio Water Development Authority Water Pollution Control Loan Fund	4.88	12/01/2034	50,000	53,866
Port Authority of New York & New Jersey	4.46	10/01/2062	95,000	98,446
Salt River Project Agricultural Improvement & Power District	4.84	01/01/2041	180,000	201,566
South Carolina Public Service Authority	2.39	12/01/2023	332,000	308,574
State Board of Administration Finance Corp	3.00	07/01/2020	90,000	89,946
State of California	3.50	04/01/2028	30,000	29,355
State of California	7.30	10/01/2039	240,000	335,090
State of Connecticut	5.85	03/15/2032	100,000	113,821
State of Illinois	5.10	06/01/2033	200,000	191,950

Total Municipal Bonds (Cost $3,104,988)				2,869,812

Commercial Mortgage-Backed Securities — 0.94%
COMM 2013-CCRE9 Mortgage Trust (a)	4.23	07/10/2045	109,000	112,839
COMM 2014-LC17 Mortgage Trust	3.92	10/10/2047	702,000	713,060
COMM 2014-UBS4 Mortgage Trust	3.42	08/10/2047	582,000	575,808
GS Mortgage Securities Corp II	3.12	05/10/2050	242,000	234,750
GS Mortgage Securities Trust 2014-GC18	2.92	01/10/2047	6,218	6,216
GS Mortgage Securities Trust 2014-GC22	3.52	06/10/2047	99,510	99,953
GS Mortgage Securities Trust 2016-GS2	3.05	05/10/2049	728,000	696,302
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	2.88	12/15/2047	19,061	18,873
JPMBB Commercial Mortgage Securities Trust 2015-C29	3.30	05/15/2048	485,000	482,752
Morgan Stanley Capital I Trust 2015-UBS8	3.54	12/15/2048	470,000	464,454
Morgan Stanley Capital I Trust 2017-H1	3.26	06/15/2050	500,000	479,804
UBS-Barclays Commercial Mortgage Trust 2012-C4	2.79	12/10/2045	504,000	493,490
UBS-Barclays Commercial Mortgage Trust 2013-C6	3.24	04/10/2046	209,691	207,605
Wells Fargo Commercial Mortgage Trust 2018-C44	4.21	05/15/2051	200,000	204,393
Fannie Mae-Aces	2.98	04/25/2022	490,517	487,156
Fannie Mae-Aces	2.51	11/25/2022	400,000	387,787
Fannie Mae-Aces	2.96	02/25/2027	647,000	616,111
Fannie Mae-Aces	2.99	12/25/2027	200,000	190,694
Freddie Mac Multifamily Structured Pass Through Certificates	3.06	12/25/2024	500,000	492,898
Freddie Mac Multifamily Structured Pass Through Certificates	2.21	06/25/2025	296,902	282,592
Freddie Mac Multifamily Structured Pass Through Certificates	3.24	08/25/2027	750,000	731,955

Total Commercial Mortgage-Backed Securities (Cost $8,498,394)				7,979,492

The accompanying notes are an integral part of the financial statements.

37

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Fannie Mae Pool	4.00	05/01/2020	2,602	2,655
Fannie Mae Pool	4.00	03/01/2022	7,509	7,663
Fannie Mae Pool	3.50	04/01/2024	32,564	32,747
Fannie Mae Pool	4.50	05/01/2025	144,063	149,498
Fannie Mae Pool	3.50	10/01/2025	186,793	187,844
Fannie Mae Pool	3.50	10/01/2025	75,281	75,704
Fannie Mae Pool [2]	3.50	11/30/2025	225,000	226,134
Fannie Mae Pool [2]	3.50	11/30/2025	100,000	100,410
Fannie Mae Pool	3.50	12/01/2025	151,132	151,982
Fannie Mae Pool	3.50	01/01/2026	28,938	29,101
Fannie Mae Pool	3.50	02/01/2026	32,572	32,755
Fannie Mae Pool	3.50	06/01/2026	7,090	7,140
Fannie Mae Pool	3.00	11/01/2026	129,415	128,602
Fannie Mae Pool	3.00	05/01/2027	79,617	79,116
Fannie Mae Pool	3.50	08/01/2027	173,483	174,459
Fannie Mae Pool	3.00	08/01/2027	103,423	102,772
Fannie Mae Pool	2.50	01/01/2028	220,699	214,699
Fannie Mae Pool	3.00	02/01/2028	270,062	268,363
Fannie Mae Pool [2]	4.00	02/29/2028	200,000	203,992
Fannie Mae Pool [2]	4.00	03/29/2028	100,000	101,902
Fannie Mae Pool	2.50	05/01/2028	112,990	109,846
Fannie Mae Pool	3.00	08/01/2028	82,110	81,391
Fannie Mae Pool	2.50	09/01/2028	113,615	110,456
Fannie Mae Pool	4.50	03/01/2029	2,418	2,495
Fannie Mae Pool	4.50	08/01/2029	96,329	99,668
Fannie Mae Pool	2.50	08/01/2030	193,042	187,130
Fannie Mae Pool	3.50	11/01/2030	30,747	30,465
Fannie Mae Pool	3.00	02/01/2031	192,304	190,128
Fannie Mae Pool	2.50	07/01/2031	168,618	162,827
Fannie Mae Pool	2.00	08/01/2031	269,884	253,172
Fannie Mae Pool	2.50	09/01/2031	400,000	386,263
Fannie Mae Pool	2.50	11/01/2031	235,712	227,617
Fannie Mae Pool	2.00	11/01/2031	40,886	38,354
Fannie Mae Pool	2.50	12/01/2031	193,306	186,668
Fannie Mae Pool	2.50	01/01/2032	239,133	230,921
Fannie Mae Pool	2.50	01/01/2032	59,350	57,312
Fannie Mae Pool	2.50	02/01/2032	241,877	233,571
Fannie Mae Pool	2.00	02/01/2032	61,682	57,859
Fannie Mae Pool	3.00	04/01/2032	68,620	67,843
Fannie Mae Pool [2]	3.00	04/30/2032	1,325,000	1,308,563
Fannie Mae Pool [2]	2.50	04/30/2032	575,000	554,748
Fannie Mae Pool	3.50	08/01/2032	53,939	54,145
Fannie Mae Pool	2.50	12/01/2032	209,841	202,635
Fannie Mae Pool	3.00	01/01/2033	23,542	23,276
Fannie Mae Pool	3.00	04/01/2033	165,679	163,805

The accompanying notes are an integral part of the financial statements.

38

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Fannie Mae Pool	3.00	05/01/2033	169,941	168,019
Fannie Mae Pool	5.50	06/01/2033	14,395	15,585
Fannie Mae Pool	2.50	08/01/2033	199,133	192,294
Fannie Mae Pool	3.50	08/01/2033	191,831	192,562
Fannie Mae Pool	5.50	08/01/2033	85,757	92,583
Fannie Mae Pool	4.00	10/01/2033	241,050	247,041
Fannie Mae Pool	5.50	11/01/2033	1,111	1,200
Fannie Mae Pool	5.50	02/01/2034	58,199	62,854
Fannie Mae Pool	3.00	05/01/2034	404,621	397,683
Fannie Mae Pool	5.50	05/01/2034	155,511	167,965
Fannie Mae Pool	3.00	11/01/2034	22,905	22,513
Fannie Mae Pool	3.50	01/01/2035	203,605	203,249
Fannie Mae Pool	4.50	02/01/2035	449,148	465,609
Fannie Mae Pool	3.00	02/01/2035	169,439	166,533
Fannie Mae Pool	3.00	02/01/2035	67,162	66,011
Fannie Mae Pool	5.00	03/01/2035	212,612	225,716
Fannie Mae Pool	5.00	07/01/2035	26,150	27,762
Fannie Mae Pool	3.50	11/01/2035	30,128	30,122
Fannie Mae Pool	2.50	08/01/2036	59,564	56,570
Fannie Mae Pool	2.50	10/01/2036	51,955	49,344
Fannie Mae Pool	3.00	11/01/2036	20,894	20,374
Fannie Mae Pool	3.00	12/01/2036	103,035	100,470
Fannie Mae Pool	3.00	12/01/2036	81,961	79,921
Fannie Mae Pool	3.00	12/01/2036	61,685	60,149
Fannie Mae Pool	3.00	02/01/2037	63,512	61,931
Fannie Mae Pool	3.50	02/01/2037	62,575	62,441
Fannie Mae Pool	3.00	02/01/2037	43,783	42,692
Fannie Mae Pool	3.00	04/01/2037	64,512	62,906
Fannie Mae Pool	5.50	09/01/2037	119,881	129,326
Fannie Mae Pool	3.50	11/01/2037	46,357	46,084
Fannie Mae Pool	3.50	01/01/2038	94,637	94,150
Fannie Mae Pool	5.50	02/01/2038	78,436	84,692
Fannie Mae Pool	5.00	02/01/2038	38,375	40,285
Fannie Mae Pool	4.00	03/01/2038	71,666	73,000
Fannie Mae Pool	6.00	05/01/2038	142,835	156,237
Fannie Mae Pool	5.50	10/01/2038	64,525	69,611
Fannie Mae Pool	5.00	01/01/2039	127,360	135,158
Fannie Mae Pool	4.50	03/01/2039	1,618	1,685
Fannie Mae Pool	5.50	04/01/2039	165,009	177,511
Fannie Mae Pool	3.50	06/01/2039	73,287	72,563
Fannie Mae Pool	4.50	09/01/2039	57,046	59,415
Fannie Mae Pool	6.00	10/01/2039	56,252	61,980
Fannie Mae Pool	5.00	12/01/2039	61,997	65,961
Fannie Mae Pool	4.50	02/01/2040	69,951	72,821
Fannie Mae Pool	4.00	02/01/2040	18,236	18,553

The accompanying notes are an integral part of the financial statements.

39

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Fannie Mae Pool	4.50	04/01/2040	117,972	122,837
Fannie Mae Pool	4.50	05/01/2040	220,281	229,314
Fannie Mae Pool	4.50	07/01/2040	47,623	49,558
Fannie Mae Pool	4.00	07/01/2040	47,273	48,090
Fannie Mae Pool	5.00	08/01/2040	77,188	82,104
Fannie Mae Pool	5.00	09/01/2040	131,307	139,553
Fannie Mae Pool	4.00	01/01/2041	229,140	233,130
Fannie Mae Pool	3.50	01/01/2041	217,678	215,916
Fannie Mae Pool	5.00	02/01/2041	165,560	176,133
Fannie Mae Pool	5.00	02/01/2041	111,509	118,597
Fannie Mae Pool	3.50	03/01/2041	192,199	190,643
Fannie Mae Pool	5.00	04/01/2041	212,804	226,429
Fannie Mae Pool	4.00	01/01/2042	855,354	870,238
Fannie Mae Pool	4.00	01/01/2042	254,650	259,227
Fannie Mae Pool	4.00	01/01/2042	153,858	156,535
Fannie Mae Pool	5.50	02/01/2042	152,269	164,211
Fannie Mae Pool	3.50	05/01/2042	276,973	274,732
Fannie Mae Pool	5.00	05/01/2042	103,940	110,677
Fannie Mae Pool	3.50	09/01/2042	246,710	244,712
Fannie Mae Pool	3.50	10/01/2042	226,313	224,481
Fannie Mae Pool	3.50	11/01/2042	516,108	511,929
Fannie Mae Pool	3.50	11/01/2042	173,139	171,739
Fannie Mae Pool	3.00	11/01/2042	147,638	142,591
Fannie Mae Pool	3.00	01/01/2043	358,545	346,163
Fannie Mae Pool	3.00	01/01/2043	204,858	197,884
Fannie Mae Pool	3.00	01/01/2043	70,014	67,614
Fannie Mae Pool	3.00	04/01/2043	321,716	310,494
Fannie Mae Pool	3.00	04/01/2043	70,640	68,185
Fannie Mae Pool	3.50	05/01/2043	319,571	316,793
Fannie Mae Pool	3.00	05/01/2043	50,601	48,842
Fannie Mae Pool	3.00	06/01/2043	367,518	354,674
Fannie Mae Pool	3.00	07/01/2043	424,347	409,496
Fannie Mae Pool	3.00	07/01/2043	356,912	344,606
Fannie Mae Pool	3.00	08/01/2043	556,750	537,319
Fannie Mae Pool	3.50	08/01/2043	246,920	244,702
Fannie Mae Pool	3.00	08/01/2043	179,923	173,635
Fannie Mae Pool	3.00	08/01/2043	169,167	163,255
Fannie Mae Pool	4.00	09/01/2043	239,566	243,357
Fannie Mae Pool	4.00	09/01/2043	143,980	146,563
Fannie Mae Pool	3.00	10/01/2043	366,496	353,714
Fannie Mae Pool	3.00	10/01/2043	345,231	333,159
Fannie Mae Pool	5.00	11/01/2043	61,357	64,585
Fannie Mae Pool	5.50	05/01/2044	90,958	98,006
Fannie Mae Pool	4.00	06/01/2044	198,829	201,352
Fannie Mae Pool	4.00	08/01/2044	190,807	193,121

The accompanying notes are an integral part of the financial statements.

40

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Fannie Mae Pool	3.50	10/01/2044	384,568	380,175
Fannie Mae Pool	4.00	10/01/2044	114,282	115,812
Fannie Mae Pool	4.00	10/01/2044	13,906	14,070
Fannie Mae Pool	3.50	12/01/2044	350,932	346,923
Fannie Mae Pool	4.00	12/01/2044	213,437	215,965
Fannie Mae Pool	3.00	01/01/2045	351,563	339,262
Fannie Mae Pool	3.50	02/01/2045	507,464	501,548
Fannie Mae Pool	3.50	02/01/2045	307,916	304,373
Fannie Mae Pool	4.00	03/01/2045	27,851	28,176
Fannie Mae Pool	3.50	06/01/2045	180,165	178,064
Fannie Mae Pool	3.50	08/01/2045	578,409	571,665
Fannie Mae Pool	3.50	08/01/2045	235,618	232,871
Fannie Mae Pool	3.50	09/01/2045	335,346	331,436
Fannie Mae Pool	4.50	09/01/2045	137,837	142,572
Fannie Mae Pool	4.00	10/01/2045	70,918	71,725
Fannie Mae Pool	4.00	10/01/2045	44,962	45,465
Fannie Mae Pool	3.00	11/01/2045	851,905	817,131
Fannie Mae Pool	4.00	11/01/2045	551,180	557,394
Fannie Mae Pool	3.50	11/01/2045	179,006	176,919
Fannie Mae Pool	4.50	11/01/2045	162,024	168,002
Fannie Mae Pool	4.00	11/01/2045	17,116	17,310
Fannie Mae Pool	3.00	12/01/2045	605,412	580,356
Fannie Mae Pool	3.50	12/01/2045	345,335	341,308
Fannie Mae Pool	3.50	12/01/2045	294,382	290,949
Fannie Mae Pool	4.50	12/01/2045	146,361	151,123
Fannie Mae Pool	3.50	01/01/2046	351,602	347,466
Fannie Mae Pool	3.50	01/01/2046	332,043	328,171
Fannie Mae Pool	4.00	01/01/2046	288,218	291,423
Fannie Mae Pool	3.00	01/01/2046	229,507	220,008
Fannie Mae Pool	3.50	02/01/2046	331,402	327,503
Fannie Mae Pool	4.00	02/01/2046	263,133	266,060
Fannie Mae Pool	3.50	03/01/2046	346,926	342,809
Fannie Mae Pool	3.50	03/01/2046	340,330	336,221
Fannie Mae Pool	3.50	03/01/2046	338,106	333,538
Fannie Mae Pool	3.50	03/01/2046	334,051	330,087
Fannie Mae Pool	3.50	03/01/2046	329,488	325,544
Fannie Mae Pool	3.50	03/01/2046	314,565	310,832
Fannie Mae Pool	4.00	03/01/2046	247,478	250,218
Fannie Mae Pool	3.00	05/01/2046	397,060	380,453
Fannie Mae Pool	3.00	06/01/2046	238,355	228,348
Fannie Mae Pool	4.00	07/01/2046	159,896	161,539
Fannie Mae Pool	2.50	08/01/2046	189,576	175,593
Fannie Mae Pool	4.50	08/01/2046	146,651	151,333
Fannie Mae Pool	2.50	08/01/2046	21,946	20,327
Fannie Mae Pool	3.00	09/01/2046	248,040	237,588

The accompanying notes are an integral part of the financial statements.

41

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Fannie Mae Pool	3.00	09/01/2046	246,643	236,263
Fannie Mae Pool	3.00	09/01/2046	84,599	81,034
Fannie Mae Pool	2.50	09/01/2046	24,105	22,327
Fannie Mae Pool	3.00	10/01/2046	275,913	264,273
Fannie Mae Pool	3.00	10/01/2046	78,718	75,397
Fannie Mae Pool	3.00	10/01/2046	23,673	22,676
Fannie Mae Pool	3.00	11/01/2046	277,786	266,053
Fannie Mae Pool	3.00	11/01/2046	252,957	242,259
Fannie Mae Pool	3.00	11/01/2046	83,972	80,429
Fannie Mae Pool	4.50	11/01/2046	57,774	59,868
Fannie Mae Pool	3.00	11/01/2046	41,872	40,102
Fannie Mae Pool	3.00	12/01/2046	299,121	286,486
Fannie Mae Pool	3.00	12/01/2046	259,450	248,478
Fannie Mae Pool	3.00	12/01/2046	227,133	217,527
Fannie Mae Pool	3.50	12/01/2046	207,672	205,143
Fannie Mae Pool	2.50	12/01/2046	22,794	21,113
Fannie Mae Pool	3.00	01/01/2047	172,351	165,062
Fannie Mae Pool	4.50	01/01/2047	51,770	53,457
Fannie Mae Pool	3.00	02/01/2047	292,521	280,144
Fannie Mae Pool	3.50	02/01/2047	39,045	38,550
Fannie Mae Pool	4.50	03/01/2047	191,631	197,855
Fannie Mae Pool	4.50	03/01/2047	182,522	188,495
Fannie Mae Pool [2]	3.50	03/31/2047	2,275,000	2,238,666
Fannie Mae Pool	4.50	04/01/2047	180,388	186,270
Fannie Mae Pool [2]	4.00	04/30/2047	3,425,000	3,458,447
Fannie Mae Pool	4.00	04/30/2047	375,000	378,164
Fannie Mae Pool	4.00	05/01/2047	258,254	260,954
Fannie Mae Pool [2]	4.50	05/31/2047	525,000	541,553
Fannie Mae Pool [2]	4.50	05/31/2047	125,000	128,747
Fannie Mae Pool	4.00	06/01/2047	277,265	280,149
Fannie Mae Pool	4.00	08/01/2047	184,965	186,885
Fannie Mae Pool	4.00	08/01/2047	71,941	72,685
Fannie Mae Pool	4.00	09/01/2047	201,491	203,577
Fannie Mae Pool	4.50	10/01/2047	122,416	126,365
Fannie Mae Pool	3.50	11/01/2047	120,558	118,705
Fannie Mae Pool [2]	3.50	12/01/2047	499,999	492,313
Fannie Mae Pool	4.50	01/01/2048	49,261	50,844
Fannie Mae Pool	4.00	02/01/2048	496,715	501,826
Fannie Mae Pool	4.50	03/01/2048	505,000	512,569
Fannie Mae Pool	3.50	03/01/2048	220,582	217,193
Fannie Mae Pool	4.00	03/01/2048	121,132	122,378
Fannie Mae Pool	3.50	04/01/2048	174,574	171,890
Fannie Mae Pool	3.50	05/01/2048	123,392	121,495
Fannie Mae Pool	4.50	05/01/2048	100,000	103,193
Fannie Mae Pool	4.50	05/01/2048	24,749	25,543

The accompanying notes are an integral part of the financial statements.

42

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Fannie Mae Pool	4.00	06/01/2048	196,398	198,419
Fannie Mae Pool	3.50	08/01/2048	24,954	24,571
Fannie Mae Pool	3.50	10/01/2048	50,000	49,689
Fannie Mae Pool	3.50	10/01/2048	49,995	49,228
Freddie Mac Gold Pool	4.00	10/01/2020	57,217	58,416
Freddie Mac Gold Pool	3.50	07/31/2025	175,000	175,764
Freddie Mac Gold Pool	3.50	10/01/2025	22,636	22,755
Freddie Mac Gold Pool	3.50	11/01/2025	157,931	158,936
Freddie Mac Gold Pool	5.50	12/01/2025	885	942
Freddie Mac Gold Pool	3.50	07/01/2026	66,708	67,054
Freddie Mac Gold Pool	4.00	07/01/2026	56,926	58,272
Freddie Mac Gold Pool	3.50	01/01/2027	103,100	103,694
Freddie Mac Gold Pool	3.00	02/01/2027	78,184	77,295
Freddie Mac Gold Pool	2.50	11/01/2027	99,739	96,895
Freddie Mac Gold Pool	3.00	02/01/2029	187,818	185,999
Freddie Mac Gold Pool	3.00	06/01/2029	224,735	222,558
Freddie Mac Gold Pool	3.00	02/01/2031	216,493	213,394
Freddie Mac Gold Pool	4.50	03/01/2031	150,576	156,015
Freddie Mac Gold Pool	2.50	11/01/2031	231,407	223,220
Freddie Mac Gold Pool	2.50	11/01/2031	47,676	45,989
Freddie Mac Gold Pool	2.50	12/01/2031	206,931	199,609
Freddie Mac Gold Pool	2.00	01/01/2032	199,753	187,210
Freddie Mac Gold Pool	2.50	02/01/2032	195,384	188,466
Freddie Mac Gold Pool	3.00	02/01/2032	99,991	98,556
Freddie Mac Gold Pool	3.00	03/31/2032	675,000	664,930
Freddie Mac Gold Pool	2.50	03/31/2032	425,000	409,711
Freddie Mac Gold Pool	2.50	11/01/2032	313,550	302,442
Freddie Mac Gold Pool	3.00	12/01/2032	198,562	195,709
Freddie Mac Gold Pool	3.00	02/01/2033	191,198	188,454
Freddie Mac Gold Pool	2.50	03/01/2033	193,535	186,679
Freddie Mac Gold Pool	2.50	04/01/2033	100,000	96,457
Freddie Mac Gold Pool	2.50	06/01/2033	197,732	190,727
Freddie Mac Gold Pool	2.50	07/01/2033	198,979	191,930
Freddie Mac Gold Pool	3.00	12/01/2034	460,286	451,545
Freddie Mac Gold Pool	3.50	03/01/2035	183,030	183,199
Freddie Mac Gold Pool	3.00	04/01/2035	51,641	50,456
Freddie Mac Gold Pool	3.50	05/01/2035	158,306	158,452
Freddie Mac Gold Pool	4.00	10/01/2035	160,414	163,849
Freddie Mac Gold Pool	5.50	03/01/2036	69,056	74,672
Freddie Mac Gold Pool	4.50	06/01/2036	485,736	503,772
Freddie Mac Gold Pool	3.00	11/01/2036	82,172	80,128
Freddie Mac Gold Pool	3.00	02/01/2037	86,231	84,058
Freddie Mac Gold Pool	5.00	02/01/2037	81,915	86,847
Freddie Mac Gold Pool	5.50	06/01/2037	56,576	61,287
Freddie Mac Gold Pool	3.50	06/01/2037	43,416	43,436

The accompanying notes are an integral part of the financial statements.

43

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Freddie Mac Gold Pool	5.50	12/01/2037	111,745	120,472
Freddie Mac Gold Pool	5.50	07/01/2038	54,965	59,124
Freddie Mac Gold Pool	5.00	10/01/2038	53,353	56,624
Freddie Mac Gold Pool	5.50	03/01/2039	55,579	59,640
Freddie Mac Gold Pool	5.00	04/01/2039	67,090	70,870
Freddie Mac Gold Pool	4.50	06/01/2039	43,050	44,902
Freddie Mac Gold Pool	4.50	10/01/2039	69,380	72,374
Freddie Mac Gold Pool	4.00	11/01/2039	120,322	122,559
Freddie Mac Gold Pool	5.50	12/01/2039	81,112	86,384
Freddie Mac Gold Pool	5.50	03/01/2040	164,139	177,133
Freddie Mac Gold Pool	4.00	12/01/2040	214,803	218,813
Freddie Mac Gold Pool	4.00	12/01/2040	165,181	168,264
Freddie Mac Gold Pool	4.50	12/01/2040	98,484	102,752
Freddie Mac Gold Pool	5.50	06/01/2041	73,043	78,753
Freddie Mac Gold Pool	5.50	06/01/2041	71,632	77,244
Freddie Mac Gold Pool	4.00	11/01/2041	267,014	272,006
Freddie Mac Gold Pool	3.50	11/01/2041	249,700	247,688
Freddie Mac Gold Pool	3.50	04/01/2042	348,964	346,154
Freddie Mac Gold Pool	3.50	06/01/2042	126,070	125,054
Freddie Mac Gold Pool	3.50	09/01/2042	130,831	129,777
Freddie Mac Gold Pool	3.50	09/01/2042	120,208	119,239
Freddie Mac Gold Pool	3.00	10/01/2042	395,354	381,937
Freddie Mac Gold Pool	3.00	10/01/2042	70,310	67,899
Freddie Mac Gold Pool	3.00	12/01/2042	110,604	106,812
Freddie Mac Gold Pool	3.00	01/01/2043	519,612	501,736
Freddie Mac Gold Pool	3.00	02/01/2043	230,966	222,967
Freddie Mac Gold Pool	3.00	02/01/2043	132,031	127,518
Freddie Mac Gold Pool	2.50	02/01/2043	37,513	34,738
Freddie Mac Gold Pool	3.00	03/01/2043	96,568	93,223
Freddie Mac Gold Pool	3.50	06/01/2043	134,395	133,312
Freddie Mac Gold Pool	3.50	07/01/2043	13,464	13,355
Freddie Mac Gold Pool	3.00	08/01/2043	415,097	400,610
Freddie Mac Gold Pool	3.00	08/01/2043	312,256	301,441
Freddie Mac Gold Pool	3.50	08/01/2043	232,982	231,105
Freddie Mac Gold Pool	4.50	11/01/2043	169,100	174,935
Freddie Mac Gold Pool	3.50	01/01/2044	147,989	146,801
Freddie Mac Gold Pool	4.50	05/01/2044	10,418	10,758
Freddie Mac Gold Pool	5.00	06/01/2044	84,829	89,140
Freddie Mac Gold Pool	3.50	06/01/2044	80,922	80,237
Freddie Mac Gold Pool	4.00	07/01/2044	280,579	284,174
Freddie Mac Gold Pool	3.50	01/01/2045	208,159	205,536
Freddie Mac Gold Pool	4.00	01/01/2045	174,348	176,580
Freddie Mac Gold Pool	3.50	02/01/2045	153,160	151,167
Freddie Mac Gold Pool	4.50	03/01/2045	197,791	204,465
Freddie Mac Gold Pool	3.50	07/01/2045	377,854	372,937

The accompanying notes are an integral part of the financial statements.

44

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Freddie Mac Gold Pool	3.00	09/01/2045	355,943	341,750
Freddie Mac Gold Pool	3.50	11/01/2045	71,911	70,975
Freddie Mac Gold Pool	3.50	12/01/2045	488,939	482,576
Freddie Mac Gold Pool	4.00	12/01/2045	331,769	336,441
Freddie Mac Gold Pool	4.00	12/01/2045	182,187	184,295
Freddie Mac Gold Pool	3.50	01/01/2046	324,169	319,908
Freddie Mac Gold Pool	4.00	01/01/2046	279,836	283,075
Freddie Mac Gold Pool	3.00	03/01/2046	492,085	471,662
Freddie Mac Gold Pool	3.50	03/01/2046	325,464	321,144
Freddie Mac Gold Pool	4.00	03/01/2046	21,828	22,080
Freddie Mac Gold Pool	4.00	04/01/2046	999,525	1,011,088
Freddie Mac Gold Pool	3.00	04/01/2046	378,203	362,507
Freddie Mac Gold Pool	3.50	04/01/2046	347,581	342,878
Freddie Mac Gold Pool	4.50	04/01/2046	41,292	42,641
Freddie Mac Gold Pool	3.00	05/01/2046	390,497	374,291
Freddie Mac Gold Pool	3.50	06/01/2046	268,875	265,133
Freddie Mac Gold Pool	3.00	09/01/2046	246,060	235,848
Freddie Mac Gold Pool	2.50	09/01/2046	33,811	31,308
Freddie Mac Gold Pool	3.00	11/01/2046	631,293	604,896
Freddie Mac Gold Pool	3.00	11/01/2046	251,116	240,616
Freddie Mac Gold Pool	3.00	12/01/2046	274,627	263,229
Freddie Mac Gold Pool	2.50	12/01/2046	32,794	30,366
Freddie Mac Gold Pool	3.00	01/01/2047	441,725	423,007
Freddie Mac Gold Pool	4.00	03/01/2047	260,831	263,771
Freddie Mac Gold Pool	4.50	03/01/2047	235,659	243,377
Freddie Mac Gold Pool	5.00	03/01/2047	226,117	238,334
Freddie Mac Gold Pool	3.00	03/01/2047	76,709	73,512
Freddie Mac Gold Pool	3.50	04/01/2047	264,221	260,331
Freddie Mac Gold Pool	3.50	04/30/2047	3,075,000	3,026,473
Freddie Mac Gold Pool	4.00	04/30/2047	1,950,000	1,969,113
Freddie Mac Gold Pool	4.50	04/30/2047	300,000	309,621
Freddie Mac Gold Pool	4.00	04/30/2047	250,000	252,128
Freddie Mac Gold Pool	4.50	04/30/2047	125,000	128,814
Freddie Mac Gold Pool	3.50	04/30/2047	100,001	100,574
Freddie Mac Gold Pool	3.50	11/01/2047	337,985	332,901
Freddie Mac Gold Pool	4.50	11/01/2047	215,365	222,431
Freddie Mac Gold Pool	3.00	12/01/2047	99,416	95,187
Freddie Mac Gold Pool	3.50	12/01/2047	49,090	48,351
Freddie Mac Gold Pool	3.00	03/01/2048	199,244	190,756
Freddie Mac Gold Pool	3.50	03/01/2048	49,463	48,717
Freddie Mac Gold Pool	3.00	04/01/2048	200,000	191,513
Freddie Mac Gold Pool	5.00	05/01/2048	142,788	150,047
Freddie Mac Gold Pool	3.50	05/01/2048	123,715	121,848
Freddie Mac Gold Pool	3.00	06/01/2048	198,825	190,387
Freddie Mac Gold Pool	3.50	06/01/2048	196,770	193,797

The accompanying notes are an integral part of the financial statements.

45

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Freddie Mac Gold Pool	3.50	07/01/2048	499,999	492,437
Freddie Mac Gold Pool	4.50	07/01/2048	196,250	202,680
Freddie Mac Gold Pool	4.00	08/01/2048	496,288	501,437
Freddie Mac Gold Pool	3.50	08/01/2048	100,000	98,486
Ginnie Mae I Pool	5.50	07/15/2038	161,050	173,042
Ginnie Mae I Pool	5.50	12/15/2038	74,872	80,454
Ginnie Mae I Pool	5.00	03/15/2039	38,906	41,309
Ginnie Mae I Pool	5.00	04/15/2039	189,669	201,078
Ginnie Mae I Pool	5.00	07/15/2039	32,951	34,998
Ginnie Mae I Pool	4.50	11/15/2039	93,870	97,915
Ginnie Mae I Pool	5.00	12/15/2039	3,555	3,777
Ginnie Mae I Pool	4.50	05/15/2040	21,131	22,097
Ginnie Mae I Pool	4.50	08/15/2040	5,004	5,222
Ginnie Mae I Pool	5.00	12/15/2040	35,362	37,563
Ginnie Mae I Pool	5.00	04/15/2041	29,239	30,555
Ginnie Mae I Pool	5.00	05/15/2041	135,887	142,440
Ginnie Mae I Pool	3.00	11/15/2042	126,866	123,392
Ginnie Mae I Pool	3.00	05/15/2043	14,836	14,480
Ginnie Mae I Pool	3.50	11/15/2044	23,549	23,407
Ginnie Mae I Pool	3.50	02/15/2045	220,314	218,984
Ginnie Mae I Pool	3.00	03/15/2045	142,776	138,434
Ginnie Mae I Pool	3.50	03/15/2045	39,591	39,352
Ginnie Mae I Pool	4.00	07/15/2045	26,549	27,011
Ginnie Mae I Pool	3.00	08/15/2045	152,098	147,472
Ginnie Mae I Pool	4.00	12/15/2045	30,481	31,027
Ginnie Mae I Pool	4.00	03/15/2046	179,022	182,552
Ginnie Mae I Pool	4.00	03/15/2046	56,723	57,739
Ginnie Mae I Pool	4.00	05/15/2046	109,380	111,285
Ginnie Mae I Pool	3.50	06/15/2046	125,426	124,708
Ginnie Mae I Pool	4.50	08/15/2046	204,666	212,095
Ginnie Mae I Pool	4.50	08/15/2046	103,397	107,582
Ginnie Mae I Pool	2.50	09/15/2046	51,257	48,113
Ginnie Mae I Pool	4.50	10/15/2046	85,150	88,566
Ginnie Mae I Pool	4.50	12/15/2047	99,991	103,991
Ginnie Mae II Pool	3.00	01/20/2027	248,450	246,664
Ginnie Mae II Pool	2.50	08/20/2027	32,686	31,881
Ginnie Mae II Pool	2.50	03/20/2028	29,722	28,988
Ginnie Mae II Pool	3.00	10/20/2028	30,884	30,737
Ginnie Mae II Pool	3.50	07/20/2030	52,440	53,216
Ginnie Mae II Pool	2.50	12/20/2030	153,618	149,059
Ginnie Mae II Pool	3.00	07/20/2032	42,771	42,382
Ginnie Mae II Pool	5.50	02/20/2034	16,912	18,215
Ginnie Mae II Pool	5.00	06/30/2038	100,000	104,426
Ginnie Mae II Pool	5.00	06/20/2040	34,423	36,809
Ginnie Mae II Pool	4.00	08/20/2040	57,348	58,854

The accompanying notes are an integral part of the financial statements.

46

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Ginnie Mae II Pool	5.00	09/20/2040	72,798	77,536
Ginnie Mae II Pool	4.00	10/20/2040	59,697	61,265
Ginnie Mae II Pool	4.50	10/20/2040	43,903	46,022
Ginnie Mae II Pool	4.00	01/20/2041	54,172	55,596
Ginnie Mae II Pool	4.00	04/20/2041	52,505	53,887
Ginnie Mae II Pool	4.50	04/20/2041	36,367	38,119
Ginnie Mae II Pool	5.00	04/20/2041	6,996	7,449
Ginnie Mae II Pool	4.50	05/20/2041	145,915	152,937
Ginnie Mae II Pool	4.50	08/20/2041	269,567	282,499
Ginnie Mae II Pool	4.00	10/20/2041	60,134	61,711
Ginnie Mae II Pool	4.00	04/20/2042	57,300	58,803
Ginnie Mae II Pool	3.50	04/20/2042	44,604	44,606
Ginnie Mae II Pool	3.50	05/20/2042	300,828	300,842
Ginnie Mae II Pool	3.50	08/20/2042	170,266	170,274
Ginnie Mae II Pool	3.00	08/20/2042	106,208	103,792
Ginnie Mae II Pool	3.00	09/20/2042	255,286	249,478
Ginnie Mae II Pool	3.50	09/20/2042	88,559	88,563
Ginnie Mae II Pool	3.50	10/20/2042	263,737	263,749
Ginnie Mae II Pool	3.00	11/20/2042	311,349	304,266
Ginnie Mae II Pool	3.50	01/20/2043	368,542	368,559
Ginnie Mae II Pool	3.00	01/20/2043	322,706	315,365
Ginnie Mae II Pool	3.50	03/20/2043	121,417	121,422
Ginnie Mae II Pool	3.50	04/20/2043	121,103	121,109
Ginnie Mae II Pool	3.50	05/20/2043	97,484	97,489
Ginnie Mae II Pool	3.50	08/20/2043	196,653	196,662
Ginnie Mae II Pool	3.50	09/20/2043	200,829	200,838
Ginnie Mae II Pool	3.00	11/20/2043	259,455	253,551
Ginnie Mae II Pool	5.00	12/20/2043	14,807	15,693
Ginnie Mae II Pool	3.50	02/20/2044	266,634	266,646
Ginnie Mae II Pool	3.50	07/20/2044	226,483	226,145
Ginnie Mae II Pool	4.50	07/20/2044	10,776	11,288
Ginnie Mae II Pool	3.50	10/20/2044	288,552	287,898
Ginnie Mae II Pool	4.50	10/20/2044	14,186	14,859
Ginnie Mae II Pool	3.50	02/20/2045	317,497	316,533
Ginnie Mae II Pool	3.00	02/20/2045	185,009	180,665
Ginnie Mae II Pool	3.50	03/20/2045	270,631	269,810
Ginnie Mae II Pool	4.50	03/20/2045	161,319	169,009
Ginnie Mae II Pool	5.50	03/20/2045	124,187	133,833
Ginnie Mae II Pool	3.00	04/20/2045	323,555	314,657
Ginnie Mae II Pool	3.50	04/20/2045	269,776	268,957
Ginnie Mae II Pool	3.50	07/20/2045	387,940	386,762
Ginnie Mae II Pool	3.50	09/20/2045	290,785	289,903
Ginnie Mae II Pool	4.00	10/20/2045	210,302	215,555
Ginnie Mae II Pool	4.00	11/20/2045	306,691	314,356
Ginnie Mae II Pool	3.50	11/20/2045	193,336	192,987

The accompanying notes are an integral part of the financial statements.

47

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Ginnie Mae II Pool	3.50	12/20/2045	290,133	289,252
Ginnie Mae II Pool	3.50	01/20/2046	247,254	246,465
Ginnie Mae II Pool	3.50	03/20/2046	295,349	294,361
Ginnie Mae II Pool	4.00	03/20/2046	238,133	243,502
Ginnie Mae II Pool	3.00	03/20/2046	197,848	192,182
Ginnie Mae II Pool	3.50	04/20/2046	314,742	313,593
Ginnie Mae II Pool	3.00	04/20/2046	202,912	197,039
Ginnie Mae II Pool	5.00	04/20/2046	104,090	110,282
Ginnie Mae II Pool	3.00	05/20/2046	353,019	343,183
Ginnie Mae II Pool	3.50	05/20/2046	327,848	326,600
Ginnie Mae II Pool	4.50	05/20/2046	146,505	153,471
Ginnie Mae II Pool	3.00	06/20/2046	366,349	355,519
Ginnie Mae II Pool	3.50	06/20/2046	222,196	221,281
Ginnie Mae II Pool	5.00	06/20/2046	96,639	102,409
Ginnie Mae II Pool	3.00	07/20/2046	375,398	364,299
Ginnie Mae II Pool	3.50	07/20/2046	226,016	225,051
Ginnie Mae II Pool	4.50	07/20/2046	86,973	91,099
Ginnie Mae II Pool	3.00	08/20/2046	240,148	233,048
Ginnie Mae II Pool	3.50	08/20/2046	230,481	229,497
Ginnie Mae II Pool	5.00	08/20/2046	107,096	113,468
Ginnie Mae II Pool	3.00	09/20/2046	236,193	229,318
Ginnie Mae II Pool	3.00	10/20/2046	238,857	231,722
Ginnie Mae II Pool	3.50	10/20/2046	182,286	181,451
Ginnie Mae II Pool	5.50	10/20/2046	57,467	61,472
Ginnie Mae II Pool	3.00	11/20/2046	241,447	234,196
Ginnie Mae II Pool	3.50	11/20/2046	224,248	223,186
Ginnie Mae II Pool	3.00	11/20/2046	208,501	202,440
Ginnie Mae II Pool	4.50	11/20/2046	154,500	162,395
Ginnie Mae II Pool	2.50	11/20/2046	135,959	127,604
Ginnie Mae II Pool	3.00	12/20/2046	244,729	237,342
Ginnie Mae II Pool	3.50	12/20/2046	230,765	229,637
Ginnie Mae II Pool	2.50	12/20/2046	107,169	100,583
Ginnie Mae II Pool	4.50	12/20/2046	66,719	70,035
Ginnie Mae II Pool	3.00	01/20/2047	247,473	239,991
Ginnie Mae II Pool	4.50	01/20/2047	175,160	183,488
Ginnie Mae II Pool	4.00	01/20/2047	169,678	172,693
Ginnie Mae II Pool	2.50	01/20/2047	28,976	27,194
Ginnie Mae II Pool	3.00	02/20/2047	339,989	329,710
Ginnie Mae II Pool	3.50	02/20/2047	244,233	243,039
Ginnie Mae II Pool	4.00	02/20/2047	211,887	215,653
Ginnie Mae II Pool	3.50	04/30/2047	3,150,000	3,132,158
Ginnie Mae II Pool	3.00	04/30/2047	1,650,000	1,597,922
Ginnie Mae II Pool	4.00	05/31/2047	4,325,000	4,398,491
Ginnie Mae II Pool	4.00	05/31/2047	250,000	253,926
Ginnie Mae II Pool	3.50	06/20/2047	176,318	175,455

The accompanying notes are an integral part of the financial statements.

48

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 13.25%
Ginnie Mae II Pool	4.00	06/20/2047	84,171	85,965
Ginnie Mae II Pool	4.50	06/30/2047	775,000	800,888
Ginnie Mae II Pool	4.50	06/30/2047	200,000	206,493
Ginnie Mae II Pool	4.00	08/20/2047	87,942	89,848
Ginnie Mae II Pool	3.00	10/20/2047	188,588	182,794
Ginnie Mae II Pool	4.50	10/20/2047	40,341	41,732
Ginnie Mae II Pool	3.50	11/20/2047	190,060	189,128
Ginnie Mae II Pool	3.00	11/20/2047	24,083	23,342
Ginnie Mae II Pool	3.50	12/20/2047	263,808	262,514
Ginnie Mae II Pool	3.00	12/20/2047	168,990	163,779
Ginnie Mae II Pool	3.50	01/20/2048	609,064	606,075
Ginnie Mae II Pool	3.00	02/20/2048	197,370	191,279
Ginnie Mae II Pool	3.50	02/20/2048	194,418	193,463
Ginnie Mae II Pool	3.00	03/20/2048	394,632	382,453
Ginnie Mae II Pool	5.00	03/20/2048	100,116	104,666
Ginnie Mae II Pool	3.50	06/20/2048	197,595	196,625

Total Mortgage-Backed Securities (Cost $116,923,879)				112,840,973

U.S. Government Agency Obligations — 0.63%
Federal Farm Credit Banks	2.35	02/12/2021	250,000	246,898
Federal Home Loan Banks	2.13	02/11/2020	250,000	247,909
Federal Home Loan Banks	2.63	05/28/2020	200,000	199,436
Federal Home Loan Banks	1.38	09/28/2020	220,000	213,806
Federal Home Loan Banks	2.25	01/29/2021	75,000	73,821
Federal Home Loan Banks	2.25	01/29/2021	25,000	24,640
Federal Home Loan Banks	1.12	07/14/2021	485,000	462,471
Federal Home Loan Banks	2.51	12/29/2022	100,000	97,368
Federal Home Loan Banks	5.50	07/15/2036	120,000	152,665
Federal Home Loan Mortgage Corp	1.25	10/02/2019	485,000	478,317
Federal Home Loan Mortgage Corp	1.70	09/29/2020	10,000	9,766
Federal Home Loan Mortgage Corp	2.38	01/13/2022	485,000	476,622
Federal Home Loan Mortgage Corp	6.25	07/15/2032	242,000	319,056
Federal National Mortgage Association [1]	0.00	10/09/2019	590,000	573,739
Federal National Mortgage Association	2.62	09/06/2024	485,000	473,306
Federal National Mortgage Association	6.25	05/15/2029	109,000	137,448
Federal National Mortgage Association	6.63	11/15/2030	485,000	639,067
Tennessee Valley Authority	3.88	02/15/2021	97,000	99,115
Tennessee Valley Authority	2.88	09/15/2024	65,000	63,981
Tennessee Valley Authority	7.13	05/01/2030	73,000	98,340
Tennessee Valley Authority	5.25	09/15/2039	107,000	131,160
Tennessee Valley Authority	4.63	09/15/2060	97,000	113,286
Tennessee Valley Authority	4.25	09/15/2065	39,000	42,612

Total U.S. Government Agency Obligations (Cost $5,680,510)				5,374,829

The accompanying notes are an integral part of the financial statements.

49

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 17.64%
United States Treasury Note/Bond	1.00	10/15/2019	472,000	463,943
United States Treasury Note/Bond	1.50	10/31/2019	607,000	599,341
United States Treasury Note/Bond	1.25	10/31/2019	250,000	246,182
United States Treasury Note/Bond	1.00	11/15/2019	472,000	463,205
United States Treasury Note/Bond	3.38	11/15/2019	375,000	377,725
United States Treasury Note/Bond	1.00	11/30/2019	970,000	951,168
United States Treasury Note/Bond	1.75	11/30/2019	555,000	548,951
United States Treasury Note/Bond	1.38	12/15/2019	2,252,000	2,216,637
United States Treasury Note/Bond	1.12	12/31/2019	630,000	617,769
United States Treasury Note/Bond	1.88	12/31/2019	520,000	514,638
United States Treasury Note/Bond	1.62	12/31/2019	142,000	140,103
United States Treasury Note/Bond	1.38	01/15/2020	582,000	572,111
United States Treasury Note/Bond	1.25	01/31/2020	888,000	870,795
United States Treasury Note/Bond	2.00	01/31/2020	520,000	515,044
United States Treasury Note/Bond	1.38	01/31/2020	485,000	476,456
United States Treasury Note/Bond	3.62	02/15/2020	1,052,000	1,064,205
United States Treasury Note/Bond	1.38	02/15/2020	582,000	571,292
United States Treasury Note/Bond	1.38	02/29/2020	1,279,000	1,254,619
United States Treasury Note/Bond	2.25	02/29/2020	660,000	655,411
United States Treasury Note/Bond	1.25	02/29/2020	270,000	264,389
United States Treasury Note/Bond	1.62	03/15/2020	700,000	688,816
United States Treasury Note/Bond	1.38	03/31/2020	689,000	675,005
United States Treasury Note/Bond	2.25	03/31/2020	600,000	595,477
United States Treasury Note/Bond	1.12	03/31/2020	350,000	341,619
United States Treasury Note/Bond	1.50	04/15/2020	375,000	367,852
United States Treasury Note/Bond	1.38	04/30/2020	689,000	674,063
United States Treasury Note/Bond	2.38	04/30/2020	300,000	298,113
United States Treasury Note/Bond	1.12	04/30/2020	39,000	38,007
United States Treasury Note/Bond	3.50	05/15/2020	757,000	765,368
United States Treasury Note/Bond	1.50	05/15/2020	600,000	587,836
United States Treasury Note/Bond	2.50	05/31/2020	800,000	796,188
United States Treasury Note/Bond	1.50	05/31/2020	739,000	723,527
United States Treasury Note/Bond	1.38	05/31/2020	252,000	246,202
United States Treasury Note/Bond	1.50	06/15/2020	40,000	39,144
United States Treasury Note/Bond	2.50	06/30/2020	975,000	969,973
United States Treasury Note/Bond	1.62	06/30/2020	839,000	822,154
United States Treasury Note/Bond	1.88	06/30/2020	285,000	280,502
United States Treasury Note/Bond	2.62	07/31/2020	1,300,000	1,295,734
United States Treasury Note/Bond	2.00	07/31/2020	540,000	532,259
United States Treasury Note/Bond	1.62	07/31/2020	339,000	331,823
United States Treasury Note/Bond	2.62	08/15/2020	802,000	799,149
United States Treasury Note/Bond	1.50	08/15/2020	585,000	571,106
United States Treasury Note/Bond	8.75	08/15/2020	195,000	215,917
United States Treasury Note/Bond	2.12	08/31/2020	628,000	619,831
United States Treasury Note/Bond	1.38	08/31/2020	557,000	542,074

The accompanying notes are an integral part of the financial statements.

50

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 17.64%
United States Treasury Note/Bond	1.38	09/15/2020	585,000	569,004
United States Treasury Note/Bond	2.00	09/30/2020	1,485,000	1,461,159
United States Treasury Note/Bond	1.38	09/30/2020	1,071,000	1,040,962
United States Treasury Note/Bond	2.75	09/30/2020	750,000	748,975
United States Treasury Note/Bond	1.38	10/31/2020	970,000	941,468
United States Treasury Note/Bond	1.75	10/31/2020	479,000	468,503
United States Treasury Note/Bond	2.62	11/15/2020	1,216,000	1,210,395
United States Treasury Note/Bond	1.75	11/15/2020	340,000	332,390
United States Treasury Note/Bond	1.62	11/30/2020	970,000	945,257
United States Treasury Note/Bond	2.00	11/30/2020	866,000	850,676
United States Treasury Note/Bond	1.88	12/15/2020	405,000	396,647
United States Treasury Note/Bond	1.75	12/31/2020	970,000	946,962
United States Treasury Note/Bond	2.38	12/31/2020	602,000	595,815
United States Treasury Note/Bond	2.00	01/15/2021	180,000	176,597
United States Treasury Note/Bond	1.38	01/31/2021	1,140,000	1,102,015
United States Treasury Note/Bond	2.12	01/31/2021	306,000	300,956
United States Treasury Note/Bond	3.62	02/15/2021	680,000	691,661
United States Treasury Note/Bond	2.25	02/15/2021	525,000	517,679
United States Treasury Note/Bond	1.12	02/28/2021	970,000	930,935
United States Treasury Note/Bond	2.38	03/15/2021	110,000	108,750
United States Treasury Note/Bond	1.25	03/31/2021	570,000	548,024
United States Treasury Note/Bond	2.38	04/15/2021	1,050,000	1,037,367
United States Treasury Note/Bond	1.38	04/30/2021	970,000	934,231
United States Treasury Note/Bond	3.12	05/15/2021	970,000	976,138
United States Treasury Note/Bond	2.62	05/15/2021	700,000	695,598
United States Treasury Note/Bond	1.38	05/31/2021	411,000	395,266
United States Treasury Note/Bond	2.00	05/31/2021	319,000	311,872
United States Treasury Note/Bond	2.62	06/15/2021	1,350,000	1,341,035
United States Treasury Note/Bond	1.12	06/30/2021	83,000	79,181
United States Treasury Note/Bond	2.62	07/15/2021	1,700,000	1,688,246
United States Treasury Note/Bond	1.12	07/31/2021	602,000	573,381
United States Treasury Note/Bond	2.75	08/15/2021	1,200,000	1,195,547
United States Treasury Note/Bond	2.12	08/15/2021	477,000	467,087
United States Treasury Note/Bond	2.00	08/31/2021	370,000	360,952
United States Treasury Note/Bond	1.12	08/31/2021	165,000	156,918
United States Treasury Note/Bond	2.75	09/15/2021	700,000	697,348
United States Treasury Note/Bond	2.12	09/30/2021	543,000	531,122
United States Treasury Note/Bond	1.12	09/30/2021	182,000	172,843
United States Treasury Note/Bond	1.25	10/31/2021	673,000	640,586
United States Treasury Note/Bond	2.00	10/31/2021	594,000	578,477
United States Treasury Note/Bond	2.00	11/15/2021	810,000	788,516
United States Treasury Note/Bond	8.00	11/15/2021	182,000	209,620
United States Treasury Note/Bond	1.75	11/30/2021	824,000	795,482
United States Treasury Note/Bond	1.88	11/30/2021	289,000	280,183
United States Treasury Note/Bond	2.00	12/31/2021	444,000	431,634

The accompanying notes are an integral part of the financial statements.

51

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 17.64%
United States Treasury Note/Bond	2.12	12/31/2021	56,000	54,663
United States Treasury Note/Bond	1.88	01/31/2022	729,000	705,165
United States Treasury Note/Bond	1.50	01/31/2022	575,000	549,462
United States Treasury Note/Bond	2.00	02/15/2022	380,000	369,001
United States Treasury Note/Bond	1.75	02/28/2022	680,000	654,553
United States Treasury Note/Bond	1.88	03/31/2022	775,000	748,420
United States Treasury Note/Bond	1.75	03/31/2022	478,000	459,627
United States Treasury Note/Bond	1.88	04/30/2022	670,000	646,472
United States Treasury Note/Bond	1.75	04/30/2022	370,000	355,417
United States Treasury Note/Bond	1.75	05/15/2022	250,000	240,020
United States Treasury Note/Bond	1.75	05/31/2022	845,000	810,870
United States Treasury Note/Bond	1.88	05/31/2022	425,000	409,693
United States Treasury Note/Bond	1.75	06/30/2022	840,000	805,383
United States Treasury Note/Bond	2.12	06/30/2022	600,000	583,125
United States Treasury Note/Bond	1.88	07/31/2022	835,000	803,394
United States Treasury Note/Bond	2.00	07/31/2022	176,000	170,129
United States Treasury Note/Bond	1.62	08/31/2022	675,000	642,621
United States Treasury Note/Bond	1.88	08/31/2022	396,000	380,609
United States Treasury Note/Bond	1.88	09/30/2022	670,000	643,409
United States Treasury Note/Bond	1.88	10/31/2022	1,050,000	1,007,467
United States Treasury Note/Bond	2.00	10/31/2022	650,000	626,742
United States Treasury Note/Bond	2.00	11/30/2022	737,000	710,082
United States Treasury Note/Bond	2.12	12/31/2022	914,000	884,331
United States Treasury Note/Bond	1.75	01/31/2023	1,730,000	1,646,406
United States Treasury Note/Bond	2.38	01/31/2023	680,000	664,381
United States Treasury Note/Bond	2.00	02/15/2023	762,000	732,651
United States Treasury Note/Bond	7.12	02/15/2023	125,000	146,338
United States Treasury Note/Bond	2.62	02/28/2023	1,000,000	987,188
United States Treasury Note/Bond	1.50	02/28/2023	1,000,000	940,547
United States Treasury Note/Bond	2.50	03/31/2023	1,150,000	1,128,662
United States Treasury Note/Bond	1.50	03/31/2023	550,000	516,785
United States Treasury Note/Bond	2.75	04/30/2023	1,500,000	1,487,637
United States Treasury Note/Bond	1.62	04/30/2023	1,133,000	1,069,269
United States Treasury Note/Bond	1.75	05/15/2023	1,740,000	1,650,349
United States Treasury Note/Bond	2.75	05/31/2023	900,000	892,582
United States Treasury Note/Bond	1.62	05/31/2023	641,000	604,368
United States Treasury Note/Bond	2.62	06/30/2023	1,200,000	1,182,938
United States Treasury Note/Bond	1.38	06/30/2023	1,110,000	1,033,211
United States Treasury Note/Bond	2.75	07/31/2023	710,000	703,704
United States Treasury Note/Bond	1.25	07/31/2023	38,000	35,110
United States Treasury Note/Bond	2.50	08/15/2023	724,000	709,294
United States Treasury Note/Bond	2.75	08/31/2023	730,000	723,612
United States Treasury Note/Bond	2.88	09/30/2023	1,040,000	1,036,384
United States Treasury Note/Bond	2.75	11/15/2023	1,411,000	1,397,276
United States Treasury Note/Bond	2.12	11/30/2023	392,000	376,381

The accompanying notes are an integral part of the financial statements.

52

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 17.64%
United States Treasury Note/Bond	2.25	12/31/2023	679,000	655,500
United States Treasury Note/Bond	2.25	01/31/2024	679,000	654,943
United States Treasury Note/Bond	2.75	02/15/2024	705,000	697,482
United States Treasury Note/Bond	2.12	02/29/2024	728,000	697,373
United States Treasury Note/Bond	2.12	03/31/2024	440,000	421,197
United States Treasury Note/Bond	2.00	04/30/2024	940,000	893,073
United States Treasury Note/Bond	2.50	05/15/2024	1,302,000	1,269,806
United States Treasury Note/Bond	2.00	05/31/2024	970,000	920,780
United States Treasury Note/Bond	2.00	06/30/2024	690,000	654,368
United States Treasury Note/Bond	2.12	07/31/2024	690,000	658,330
United States Treasury Note/Bond	2.38	08/15/2024	1,276,000	1,233,882
United States Treasury Note/Bond	1.88	08/31/2024	855,000	803,867
United States Treasury Note/Bond	2.12	09/30/2024	680,000	647,886
United States Treasury Note/Bond	2.25	11/15/2024	1,069,000	1,024,444
United States Treasury Note/Bond	2.12	11/30/2024	595,000	565,947
United States Treasury Note/Bond	2.25	12/31/2024	565,000	541,098
United States Treasury Note/Bond	2.50	01/31/2025	560,000	543,878
United States Treasury Note/Bond	2.00	02/15/2025	958,000	902,241
United States Treasury Note/Bond	2.75	02/28/2025	830,000	817,971
United States Treasury Note/Bond	2.62	03/31/2025	580,000	566,927
United States Treasury Note/Bond	2.88	04/30/2025	900,000	892,898
United States Treasury Note/Bond	2.12	05/15/2025	1,871,000	1,771,530
United States Treasury Note/Bond	2.88	05/31/2025	800,000	793,375
United States Treasury Note/Bond	2.75	06/30/2025	595,000	585,447
United States Treasury Note/Bond	2.88	07/31/2025	595,000	589,933
United States Treasury Note/Bond	2.00	08/15/2025	1,325,000	1,241,670
United States Treasury Note/Bond	2.75	08/31/2025	775,000	762,255
United States Treasury Note/Bond	3.00	09/30/2025	600,000	599,320
United States Treasury Note/Bond	2.25	11/15/2025	1,030,000	979,023
United States Treasury Note/Bond	1.50	08/15/2026	785,000	700,919
United States Treasury Note/Bond	2.00	11/15/2026	2,012,000	1,861,414
United States Treasury Note/Bond	2.25	02/15/2027	1,164,000	1,095,661
United States Treasury Note/Bond	2.38	05/15/2027	910,000	863,967
United States Treasury Note/Bond	2.25	08/15/2027	750,000	703,359
United States Treasury Note/Bond	2.25	11/15/2027	2,180,000	2,040,514
United States Treasury Note/Bond	2.75	02/15/2028	425,000	414,358
United States Treasury Note/Bond	2.88	05/15/2028	1,640,000	1,615,272
United States Treasury Note/Bond	2.88	08/15/2028	1,490,000	1,467,068
United States Treasury Note/Bond	5.50	08/15/2028	130,000	156,924
United States Treasury Note/Bond	5.25	11/15/2028	490,000	582,813
United States Treasury Note/Bond	5.25	02/15/2029	115,000	137,281
United States Treasury Note/Bond	6.12	08/15/2029	199,000	255,046
United States Treasury Note/Bond	6.25	05/15/2030	172,000	225,260
United States Treasury Note/Bond	5.38	02/15/2031	448,000	553,612
United States Treasury Note/Bond	4.50	02/15/2036	347,000	411,710

The accompanying notes are an integral part of the financial statements.

53

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 17.64%
United States Treasury Note/Bond	5.00	05/15/2037	75,000	94,910
United States Treasury Note/Bond	4.38	02/15/2038	320,000	377,625
United States Treasury Note/Bond	4.50	05/15/2038	427,000	512,333
United States Treasury Note/Bond	3.50	02/15/2039	400,000	421,391
United States Treasury Note/Bond	4.25	05/15/2039	533,000	621,570
United States Treasury Note/Bond	4.50	08/15/2039	390,000	469,874
United States Treasury Note/Bond	4.38	11/15/2039	599,000	710,774
United States Treasury Note/Bond	4.62	02/15/2040	147,000	180,230
United States Treasury Note/Bond	4.38	05/15/2040	255,000	303,002
United States Treasury Note/Bond	3.75	08/15/2041	200,000	218,273
United States Treasury Note/Bond	3.12	11/15/2041	360,000	356,428
United States Treasury Note/Bond	3.12	02/15/2042	325,000	321,674
United States Treasury Note/Bond	3.00	05/15/2042	315,000	305,095
United States Treasury Note/Bond	2.75	08/15/2042	582,000	538,964
United States Treasury Note/Bond	2.75	11/15/2042	625,000	578,418
United States Treasury Note/Bond	3.12	02/15/2043	100,000	98,789
United States Treasury Note/Bond	2.88	05/15/2043	744,000	703,371
United States Treasury Note/Bond	3.62	08/15/2043	24,000	25,754
United States Treasury Note/Bond	3.75	11/15/2043	571,000	625,223
United States Treasury Note/Bond	3.62	02/15/2044	914,000	981,836
United States Treasury Note/Bond	3.38	05/15/2044	1,451,000	1,496,174
United States Treasury Note/Bond	3.12	08/15/2044	707,000	698,135
United States Treasury Note/Bond	3.00	11/15/2044	775,000	748,087
United States Treasury Note/Bond	2.50	02/15/2045	1,238,000	1,084,266
United States Treasury Note/Bond	3.00	05/15/2045	1,423,000	1,373,084
United States Treasury Note/Bond	2.88	08/15/2045	362,000	340,874
United States Treasury Note/Bond	3.00	11/15/2045	1,005,000	969,236
United States Treasury Note/Bond	2.50	02/15/2046	953,000	831,716
United States Treasury Note/Bond	2.50	05/15/2046	946,000	824,942
United States Treasury Note/Bond	2.25	08/15/2046	1,011,000	834,865
United States Treasury Note/Bond	2.88	11/15/2046	1,133,000	1,065,551
United States Treasury Note/Bond	3.00	02/15/2047	1,000,000	963,711
United States Treasury Note/Bond	3.00	05/15/2047	575,000	553,797
United States Treasury Note/Bond	2.75	08/15/2047	440,000	402,961
United States Treasury Note/Bond	2.75	11/15/2047	680,000	622,492
United States Treasury Note/Bond	3.00	02/15/2048	800,000	769,906
United States Treasury Note/Bond	3.12	05/15/2048	675,000	666,009
United States Treasury Note/Bond	3.00	08/15/2048	695,000	668,856

Total U.S. Treasury Obligations (Cost $156,378,792)				150,182,729

The accompanying notes are an integral part of the financial statements.

54

VERPLANCK BALANCED FUND

Portfolio of Investments

September 30, 2018

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
SHORT-TERM INVESTMENTS — 3.28%
Money Market Fund — 3.28%
Goldman Sachs Financial Square Government Fund, Institutional Shares	1.98[3]		27,902,795	27,902,795

Total Short-Term Investments (Cost $27,902,795)				27,902,795

Total Investments (Cost $892,163,907) — 103.07%				877,470,953

TBA SALES COMMITMENTS — (0.07%)
Mortgage-Backed Securities — (0.07%)
Fannie Mae Pool	5.50	08/31/2036	(100,000)	(106,711)
Fannie Mae Pool	5.00	06/30/2037	(325,000)	(341,150)
Fannie Mae Pool	3.00	05/31/2047	(100,000)	(95,678)
Ginnie Mae I Pool	5.00	06/30/2038	(75,000)	(78,074)

Total TBA SALES COMMITMENTS (Proceeds $624,803)				(621,613)

Liabilities in excess of other assets — (3.00%)				$(25,517,119)

Net Assets — 100.00%				$851,332,221

*	Non-income producing.
[1]	Zero coupon bond.
[2]	TBA - To be announced.
[3]	Rate disclosed is the 7-day yield at September 30, 2018.
(a)

Variable rate investments. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Legend
LLC	Limited Liability Company
LP	Limited Partnership
Ltd	Limited
PLC	Public Limited Company
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

55

VERPLANCK BALANCED FUND

Statement of Assets and Liabilities

September 30, 2018

Assets
Investments, at value (Cost $892,163,907)	$877,470,953
Receivable for investments sold	5,109,412
Dividends and interest receivable	2,817,404
Prepaid expenses and other assets	10,653

Total assets	885,408,422

Liabilities
TBA sale commitments at value (Proceeds $624,803)	621,613
Payable for investments purchased	33,335,721
Payable to Investment Adviser	43,831
Payable for audit fees	35,000
Payable for administration and accounting fees	28,972
Payable for custodian fees	3,767
Payable for transfer agent fees	1,754
Payable for legal fees	599
Accrued expenses	4,944

Total liabilities	34,076,201

Net Assets	$851,332,221

Net Assets Consisted of:
Capital stock, $0.01 par value	$84,998
Paid-in capital	864,713,144
Accumulated net investment income	1,549,237
Accumulated net realized loss from investments	(325,394)
Net unrealized depreciation on investments and TBA sale commitments	(14,689,764)

Net Assets	$851,332,221

Shares outstanding	8,499,801

Net asset value, offering and redemption price per share ($851,332,221 / 8,499,801 shares)	$100.16

The accompanying notes are an integral part of the financial statements.

56

VERPLANCK BALANCED FUND

Statement of Operations

For the Period Ended September 30, 2018*

Investment Income
Interest	$865,419
Dividends	764,358
Less: foreign taxes withheld	(10,253)

Total investment income	1,619,524

Expenses
Advisory fees (Note 2)	43,831
Audit fees	35,000
Administration and accounting fees (Note 2)	28,971
Custodian fees (Note 2)	3,767
Legal fees	2,630
Transfer agent fees (Note 2)	1,754
Trustees’ and officers’ fees (Note 2)	1,218
Printing and shareholder reporting fees	877
Other expenses	8,341

Total expenses	126,389

Net investment income	1,493,135

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(269,292)
Net change in unrealized appreciation/(depreciation) on investments**	125,043
Net change in unrealized gain on TBA sale commitments	3,190

Net realized and unrealized loss on investments	(141,059)

Net increase in net assets resulting from operations	$1,352,076

*	The Verplanck Balanced Fund commenced operations on August 28, 2018.
**	Net change in unrealized appreciation excludes the unrealized appreciation/(depreciation) from the Predecessor Fund at the time of the reorganization of $(14,817,997). See Note 1.

The accompanying notes are an integral part of the financial statements.

57

VERPLANCK BALANCED FUND

Statement of Changes in Net Assets

For the
Period Ended
September 30, 2018*
Increase/(decrease) in net assets from operations:
Net investment income	$1,493,135
Net realized loss from investments	(269,292)
Net change in unrealized appreciation/(depreciation) on investments and TBA sale commitments	128,233

Net increase in net assets resulting from operations	1,352,076

Increase in Net Assets Derived from Capital Share Transactions (Note 5)	849,980,145

Total increase in net assets	851,332,221

Net assets
Beginning of period	—

End of period	$851,332,221

Accumulated net investment income, end of period	$1,549,237

*	The Verplanck Balanced Fund commenced operations on August 28, 2018.

The accompanying notes are an integral part of the financial statements.

58

VERPLANCK BALANCED FUND

Financial Highlights

Contained below is per share operating performance data for the Verplanck Balanced Fund, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Period
	August 28, 2018*
	to September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$100.00

Net investment income(1)	0.18
Net realized and unrealized loss on investments	(0.02)

Net increase in net assets resulting from operations	0.16

Net asset value, end of period	$100.16

Total investment return(2)	0.16%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$851,332
Ratio of expenses to average net assets	0.17	%(3)
Ratio of net investment income to average net assets	2.00	%(3)
Portfolio turnover rate	5.05	%(4)(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received from a subscription-in-kind (Note 3).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

59

VERPLANCK BALANCED FUND

Notes to Financial Statements

September 30, 2018

1. Organization and Significant Accounting Policies

Verplanck Balanced Fund, (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on August 28, 2018. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. However, beneficial interests of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”) because such interests will be issued solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. The sole owners of interests in the Fund will be the Power Authority of the State of New York Master Decommissioning Trust IP3 Unit Fund, the Entergy Nuclear Generation Company Master Decommissioning Trust Qualified Fund, and the Entergy Nuclear Palisades Master Decommissioning Trust Qualified Fund (the “Decommissioning Trusts”). The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

On August 28, 2018, the Fund, as the result of a reorganization, acquired substantially all of the assets of a privately offered common trust fund (“Predecessor Fund”) managed by BNY Mellon Asset Management North America Corporation (the “Advisor”), in exchange for shares of Verplanck. The Predecessor Fund was not registered as an investment company under the 1940 Act and was not subject to certain investment limitations, diversification requirements, liquidity requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). This reorganization transaction was structured to qualify as a non-taxable transaction under the Code. In connection with this reorganization, the Predecessor Fund valued its securities pursuant to the Fund’s valuation procedures. The assets acquired were comprised of $815,927,402 of securities, $2,247,805 of interest receivable and $31,804,938 of cash. For financial statement purposes, assets received and shares issued by the Fund were recorded at fair value, and the Fund recorded the cost of such investments at their historical cost as recorded by the Predecessor Fund. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s unrealized depreciation at the time of reorganization (the Fund had no assets or liabilities prior to the reorganization) as follows:

	Predecessor Fund	Net assets
Predecessor Fund	unrealized	of
net assets	(depreciation)	the Fund
at time of	at time of	immediately after
reorganization	reorganization	reorganization
$849,980,145	$(14,817,997)	$849,980,145

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate the NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into

60

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2018

U.S. dollars using current exchange rates. Securities that do not have a readily available current market value are valued in accordance with the procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Advisor the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	09/30/18	Prices	Inputs	Inputs
Assets	$	$	$	$
Asset-Backed Securities	2,678,756	—	2,678,756	—
Common Stocks	451,335,563	451,335,563	—	—
Corporate Bonds and Notes	109,721,627	—	109,721,627	—
U.S. Government Agency Obligations	5,374,829	—	5,374,829	—
Mortgage-Backed Securities	112,840,973	—	112,840,973	—

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VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2018

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	09/30/18	Prices	Inputs	Inputs
Foreign Government Bonds & Notes	$6,584,377	$—	$6,584,377	$—
Municipal Bonds	2,869,812	—	2,869,812	—
Commercial Mortgage-Backed Securities	7,979,492	—	7,979,492	—
U.S. Treasury Obligations	150,182,729	—	150,182,729	—
Short-Term Investments	27,902,795	—	27,902,795	—

Total Assets	$877,470,953	$451,335,563	$426,135,390	$—

Liabilities
TBA Sale Commitments	$(621,613)	$—	$(621,613)	$—

Total Liabilities	$(621,613)	$—	$(621,613)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the year ended September 30, 2018, there were no transfers between Levels.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of costs of the related investments. General expenses of the Trust are generally allocated to the fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

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VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2018

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments on the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions on the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, (“Internal Revenue Code”) and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — Effective November 5, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Mortgage-Related And Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

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VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2018

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

TBA Purchase and Sale Commitments — The Fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of September 30, 2018, no collateral was pledged by the Fund or counterparties for TBAs.

2. Transactions with Related Parties and Other Service Providers

BNY Mellon Asset Management North America Corporation serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.12% (12 basis points) on the first $250 million average daily net assets of the Fund, 0.10% of the next $100 million average daily net assets of the Fund, and 0.02% on average daily net assets of the Fund in excess of $350 million.

For the period ended September 30, 2018, the Adviser earned advisory fees of $43,831.

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the period ended September 30, 2018 was $10,292. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

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VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

September 30, 2018

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

3. Investment in Securities

For the period ended September 30, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$5,017,525	$3,293,175
U.S. Government Securities	71,875,167	39,648,850

The Fund had a subscription-in-kind on August 28, 2018, which resulted in securities being transferred into the Fund. These securities are excluded from the aggregate purchases above.

4. Capital Share Transactions

For the period ended September 30, 2018, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended
	September 30, 2018
	Shares	Amount
Verplanck Balanced Fund:
Sales*	8,499,801	$849,980,145

Net increase	8,499,801	$849,980,145

*	The Fund had a subscription in-kind due to a reorganization in the amount of $849,980,145 on August 28, 2018.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent difference as of September 30, 2018, primarily attributed to paydown loss reclass, was reclassified among following accounts:

	Increase/(Decrease)	Increase/(Decrease)
	Undistributed	Accumulated	Increase/(Decrease)
	Net Investment	Net Realized	Additional
	Income	Loss	Paid-In Capital
Verplanck Balanced Fund	$56,102	$(56,102)	$—

During the period from August 28, 2018 (commencement of operations) to September 30, 2018, the Fund had no distributions from ordinary income or long-term capital gains. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

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VERPLANCK BALANCED FUND

Notes to Financial Statements (Concluded)

September 30, 2018

As of September 30, 2018, the components of distributable earnings (deficit) on a tax basis were as follows:

Capital Loss	Undistributed	Undistributed	Unrealized	Qualified Late-Year
Carryforward	Ordinary Income	Long-Term Gain	Depreciation	Losses
$(296,772)	$1,549,237	$—	$(14,718,386)	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$892,192,529

Gross unrealized appreciation	$10,390,603
Gross unrealized depreciation	(25,108,989)

Net unrealized depreciation	$(14,718,386)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2018, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2018. For the period ended September 30, 2018, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2018, the Fund had capital loss carryforwards of $296,772, of which $165,214 are long-term losses and $131,558 are short-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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VERPLANCK BALANCED FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of the Verplanck Balanced Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Verplanck Balanced Fund (the “Fund”) (one of the series constituting FundVantage Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2018, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period August 28, 2018 (commencement of operations) to September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting FundVantage Trust) at September 30, 2018, and the results of its operations, the changes in its net assets, and its financial highlights for the period August 28, 2018 (commencement of operations) to September 30, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Verplanck investment companies since 2018.

Philadelphia, Pennsylvania

November 28, 2018

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VERPLANCK BALANCED FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the fiscal year ended September 30, 2018, there were no distributions from the Verplanck Balanced Fund. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2018. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2019.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

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VERPLANCK BALANCED FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 741-5050 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Fund’s complete holdings will be required to be made on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Fund’s fiscal quarter.

Board Consideration of Investment Advisory Agreement

At a meeting held on June 26, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved an investment advisory agreement between BNY Mellon Asset Management N.A. (the “Adviser,” or “BNY Mellon AMNA”) and the Trust (the “Agreement”) on behalf of the Verplanck Balanced Fund (the “Fund”). At the Meeting, the Board considered the approval of the Agreement for an initial two year period.

At the Meeting, the Trustees considered information that the Adviser provided regarding (i) services performed for the Fund, (ii) the size and qualifications of their portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of BNY Mellon AMNA, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on BNY Mellon AMNA’s ability to service the Fund, and (x) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements.

Performance. The Trustees considered that the Fund was new, and therefore did not have historical performance. However, the Trustees reviewed performance information of two other funds managed by BNY Mellon AMNA with strategies similar to that to be employed by the Fund. The Trustees reviewed the performance of the comparable funds for the period from their inception dates on July 28, 2016 and July 31, 1999, respectively. The Trustees concluded that the performance information relating to the comparable funds demonstrated BNY Mellon AMNA’s ability to execute investment strategies of the type to be employed by the Fund.

Fees. The Trustees also noted that the representatives of BNY Mellon AMNA had provided information regarding its advisory fees and an analysis of those fees in relation to the services to be provided to the Fund and any other ancillary benefit resulting from BNY Mellon AMNA’s relationship with the Fund. The Trustees also reviewed the explanations provided by BNY Mellon AMNA as to differences in fees to be charged to the Fund and other similarly managed accounts. The Trustees evaluated explanations provided by BNY Mellon AMNA regarding its belief that the advisory fee is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services to be provided by BNY Mellon AMNA are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.

Experience and Qualifications of the Adviser. The Trustees then considered the level and depth of knowledge of BNY Mellon AMNA, including the professional experience and qualifications of senior personnel. The Board took into account a report regarding BNY Mellon AMNA’s compliance policies and procedures from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the

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VERPLANCK BALANCED FUND

Other Information

(Unaudited) (Concluded)

investments of other accounts, on the other. The Trustees reviewed the services to be provided to the Fund by BNY Mellon AMNA and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Fund and its shareholders are likely to benefit from the continued receipt of those services. They also concluded that BNY Mellon AMNA has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated their ability to attract and retain qualified personnel.

Cost. The Trustees also considered the cost of the services to be provided by BNY Mellon AMNA, the compensation and benefits to be received by BNY Mellon AMNA in providing services to the Fund, as well as BNY Mellon AMNA’s profitability. The Trustees noted that BNY Mellon AMNA provided its most recently audited financial statements as of December 31, 2017 to the Board of Trustees for review. The Trustees considered any direct or indirect revenues which would be received by BNY Mellon AMNA. The Trustees noted that the level of profitability is an appropriate factor to consider, and that the Trustees should be satisfied that BNY Mellon AMNA’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that BNY Mellon AMNA’s advisory fee level was reasonable in relation to the nature and quality of the services provided.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized relative to fee levels, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that the advisory fee structure included breakpoint reductions in advisory fee levels relative to asset levels.

In voting to approve the Agreement, the Trustees considered all factors they deemed relevant and the information presented to them by BNY Mellon AMNA. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the Fund for an initial two year period.

70

VERPLANCK BALANCED FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 741-5050.

71

VERPLANCK BALANCED FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and Officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request, by calling (844) 741-5050.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	41	Optimum Fund Trust (registered investment company with 6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	41	None.

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President of Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	41	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	41	Copeland Trust (registered investment company with 2 portfolios).

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	41	Lincoln Variable Insurance Products Trust (registered investment company with 92 portfolios).

72

VERPLANCK BALANCED FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps, LLC since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

73

Investment Adviser

BNY Mellon Asset Management North America Corp.

201 Washington Street,

Boston, MA 02108

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street,

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

VBF-0918

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Nicholas Marsini, Iqbal Mansur and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that each of Messrs. Mansur, Marsini and Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Dr. Mansur acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of finance and because he has authored over 25 finance-related articles in peer reviewed publications.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

The Registrant’s Board of Trustees has determined that Mr. Marsini acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer or a chief financial officer (and other senior-level positions) of several large financial institutions.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $682,460 for the fiscal year ending September 30, 2018, and $492,180 for the fiscal year ending September 30, 2017, as follows:

	Fiscal Year Ending September 30, 2018	Fiscal Year Ending September 30, 2017
PricewaterhouseCoopers LLP	$556,695	$451,680
Ernst & Young LLP	$125,765	$40,500
Aggregate Fees	$682,460	$492,180

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending September 30, 2018, and $3,000 for the fiscal year ending September 30, 2017.

	Fiscal Year Ending September 30, 2018	Fiscal Year Ending September 30, 2017
PricewaterhouseCoopers LLP	$0	$3,000
Ernst & Young LLP	$0	$0
Aggregate Fees	$0	$3,000

  These fees were for review of 485(a) filings for two funds.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $15,106 for the fiscal year ending September 30, 2018, and $4,716 for the fiscal year ending September 30, 2017, as follows:

	Fiscal Year Ending September 30, 2018	Fiscal Year Ending September 30, 2017
PricewaterhouseCoopers LLP	$0	$0
Ernst & Young LLP	$15,106	$4,716
Aggregate Fees	$15,106	$4,716

These fees were for the Passive Foreign Investment Company (PFIC) analysis.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending September 30, 2018, and $0 for the fiscal year ending September 30, 2017.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)	Not applicable.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $26,709,660 for the fiscal year ending September 30, 2018, and $7,716 for the fiscal year ending September 30, 2017, as follows:

	Fiscal Year Ending September 30, 2018	Fiscal Year Ending September 30, 2017
PricewaterhouseCoopers LLP	$0	$3,000
Ernst & Young LLP	$26,709,660	$4,716
Aggregate Fees	$26,709,660	$7,716

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date December 7, 2018

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date December 7, 2018

* Print the name and title of each signing officer under his or her signature.